UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2014 (Unaudited)

Statement of Investments

March 31, 2014 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 7.0%
Boeing Co. (The)	22,865	$2,869,329
Honeywell International, Inc.	39,885	3,699,733
Precision Castparts Corp.	7,903	1,997,562
United Technologies Corp.	31,434	3,672,748

		12,239,372

Airlines 0.6%
Alaska Air Group, Inc.	11,929	1,113,095

Auto Components 1.7%
BorgWarner, Inc.	46,885	2,882,021

Automobiles 1.0%
Harley-Davidson, Inc.	26,846	1,788,212

Banks 1.3%
SunTrust Banks, Inc.	58,549	2,329,665

Beverages 3.9%
Brown-Forman Corp., Class B	9,312	835,193
PepsiCo, Inc.	71,439	5,965,157

		6,800,350

Biotechnology 3.4%
Alexion Pharmaceuticals, Inc.*	11,694	1,779,008
Gilead Sciences, Inc.*	33,811	2,395,848
Incyte Corp., Ltd.*	11,269	603,117
Regeneron Pharmaceuticals, Inc.*	3,850	1,156,078

		5,934,051

Capital Markets 2.0%
Franklin Resources, Inc.	40,942	2,218,238
State Street Corp.	19,602	1,363,319

		3,581,557

Chemicals 3.6%
Dow Chemical Co. (The)	14,506	704,846
LyondellBasell Industries NV, Class A	30,696	2,730,102
Monsanto Co.	25,749	2,929,464

		6,364,412

Commercial Services & Supplies 1.3%
Tyco International Ltd.	52,355	2,219,852

Communications Equipment 2.9%
Ciena Corp.*(a)	32,091	729,750
QUALCOMM, Inc.	54,548	4,301,655

		5,031,405

Consumer Finance 1.8%
American Express Co.	34,371	3,094,421

Electrical Equipment 1.6%
Rockwell Automation, Inc.	21,842	2,720,421

Electronic Equipment, Instruments & Components 0.5%
Trimble Navigation Ltd.*	22,265	865,441

Energy Equipment & Services 3.8%
Core Laboratories NV	3,698	733,831
Oceaneering International, Inc.	16,033	1,152,131
Schlumberger Ltd.	48,010	4,680,975

		6,566,937

Food Products 4.3%
General Mills, Inc.	73,995	3,834,421
Hershey Co. (The)	10,001	1,044,105
Mead Johnson Nutrition Co.	31,052	2,581,663

		7,460,189

Health Care Equipment & Supplies 2.6%
C.R. Bard, Inc.	16,871	2,496,570
DENTSPLY International, Inc.	17,465	804,089
DexCom, Inc.*	9,107	376,665
IDEXX Laboratories, Inc.*	7,187	872,502

		4,549,826

Health Care Providers & Services 1.6%
Cardinal Health, Inc.	18,527	1,296,520
Express Scripts Holding Co.*	20,359	1,528,757

		2,825,277

Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.*	3,208	1,822,304
Las Vegas Sands Corp.	27,543	2,224,924
Marriott International, Inc., Class A	49,276	2,760,441

		6,807,669

Household Durables 0.7%
Mohawk Industries, Inc.*	8,860	1,204,783

Household Products 0.8%
Church & Dwight Co., Inc.	21,179	1,462,834

Information Technology Services 3.9%
MasterCard, Inc., Class A	31,500	2,353,050
Visa, Inc., Class A	21,044	4,542,558

		6,895,608

Internet & Catalog Retail 1.6%
priceline.com, Inc.*	2,291	2,730,620

Internet Software & Services 6.6%
Facebook, Inc., Class A*	47,035	2,833,388
Google, Inc., Class A*	7,744	8,630,766

		11,464,154

Life Sciences Tools & Services 0.8%
Waters Corp.*	12,311	1,334,635

Machinery 2.6%
Parker Hannifin Corp.	21,535	2,577,955
WABCO Holdings, Inc.*	10,593	1,118,197
Wabtec Corp.	11,792	913,880

		4,610,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media 5.8%
CBS Corp. Non-Voting Shares, Class B	28,036	$1,732,625
Comcast Corp., Class A	101,101	5,057,072
Scripps Networks Interactive, Inc., Class A	15,525	1,178,503
Viacom, Inc., Class B	25,657	2,180,588

		10,148,788

Oil, Gas & Consumable Fuels 2.7%
EOG Resources, Inc.	13,895	2,725,782
Noble Energy, Inc.	27,555	1,957,507

		4,683,289

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	15,738	1,052,557

Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	58,971	3,063,544
Johnson & Johnson	34,986	3,436,675
Perrigo Co. PLC	9,600	1,484,736
Zoetis, Inc.	33,776	977,477

		8,962,432

Road & Rail 1.8%
Union Pacific Corp.	17,072	3,203,731

Semiconductors & Semiconductor Equipment 1.7%
Linear Technology Corp.	43,472	2,116,652
Microchip Technology, Inc.(a)	19,636	937,815

		3,054,467

Software 6.7%
Check Point Software Technologies Ltd.*	16,302	1,102,504
Electronic Arts, Inc.*	61,133	1,773,468
Microsoft Corp.	48,447	1,985,843
Oracle Corp.	128,924	5,274,281
Splunk, Inc.*	5,282	377,610
Varonis Systems, Inc.*	4,127	147,581
VMware, Inc., Class A*	9,593	1,036,236

		11,697,523

Specialty Retail 3.7%
AutoZone, Inc.*	3,737	2,007,143
Home Depot, Inc. (The)	55,622	4,401,369

		6,408,512

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	6,495	3,486,126
Hewlett-Packard Co.	30,323	981,252
SanDisk Corp.	27,343	2,219,978
Seagate Technology PLC	25,303	1,421,017

		8,108,373

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	16,283	1,245,324

Total Common Stocks (cost $141,497,843)		173,441,835

Exchange Traded Fund 0.1%

	Shares	Market Value
Equity 0.1%
iShares Russell 1000 Growth ETF(a)	2,429	210,205

Total Exchange Traded Fund (cost $213,640)		210,205

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	1,533,911	1,533,911

Total Mutual Fund (cost $1,533,911)		1,533,911

Repurchase Agreement 0.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $1,642,954, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/14 - 02/20/44; total market value $1,675,816.(c)	$1,642,952	1,642,952

Total Repurchase Agreement (cost $1,642,952)		1,642,952

Total Investments (cost $144,888,346) (d) — 101.1%		176,828,903
Liabilities in excess of other assets — (1.1%)		(1,913,160)

NET ASSETS — 100.0%		$174,915,743

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $1,635,855.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $1,642,952.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $145,063,038, tax unrealized appreciation and depreciation were $32,086,372 and $(320,507), respectively.

ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$173,441,835	$—	$—	$173,441,835
Exchange Traded Fund	210,205	—	—	210,205
Mutual Fund	1,533,911	—	—	1,533,911
Repurchase Agreement	—	1,642,952	—	1,642,952

Total	$175,185,951	$1,642,952	$—	$176,828,903

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.8%

	Shares	Market Value
Aerospace & Defense 1.0%
BAE Systems PLC	121,910	$846,909
Boeing Co. (The)	8,994	1,128,657
General Dynamics Corp.	10,050	1,094,646
Textron, Inc.	32,670	1,283,604

		4,353,816

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	13,666	1,330,795

Airlines 0.6%
Japan Airlines Co., Ltd.	30,498	1,500,947
Southwest Airlines Co.	41,163	971,858

		2,472,805

Automobiles 1.0%
General Motors Co.	77,430	2,665,141
Honda Motor Co., Ltd.	54,600	1,921,191

		4,586,332

Banks 8.4%
BOK Financial Corp.	25,566	1,765,332
Commerce Bancshares, Inc.	62,342	2,893,915
Cullen/Frost Bankers, Inc.	32,996	2,558,180
M&T Bank Corp.	26,487	3,212,873
PNC Financial Services Group, Inc. (The)	67,616	5,882,592
U.S. Bancorp	160,938	6,897,803
Wells Fargo & Co.	281,447	13,999,174

		37,209,869

Beverages 0.3%
PepsiCo, Inc.	16,290	1,360,215

Capital Markets 3.3%
Charles Schwab Corp. (The)	26,193	715,855
Franklin Resources, Inc.	24,660	1,336,079
Goldman Sachs Group, Inc. (The)	7,362	1,206,264
Northern Trust Corp.	142,238	9,325,123
State Street Corp.	26,523	1,844,674

		14,427,995

Commercial Services & Supplies 4.7%
ADT Corp. (The)	146,568	4,389,712
Republic Services, Inc.	291,762	9,966,590
Tyco International Ltd.	75,585	3,204,804
Waste Management, Inc.	71,804	3,020,794

		20,581,900

Communications Equipment 2.0%
Cisco Systems, Inc.	323,195	7,242,800
QUALCOMM, Inc.	18,590	1,466,007

		8,708,807

Containers & Packaging 0.6%
Bemis Co., Inc.	40,251	1,579,449
Sonoco Products Co.	25,557	1,048,348

		2,627,797

Diversified Financial Services 3.9%
Berkshire Hathaway, Inc., Class B*	17,560	2,194,473
Berkshire Hathaway, Inc., Class A*	24	4,496,401
JPMorgan Chase & Co.	176,126	10,692,610

		17,383,484

Diversified Telecommunication Services 2.9%
AT&T, Inc.	271,230	9,512,036
CenturyLink, Inc.	92,659	3,042,922

		12,554,958

Electric Utilities 2.9%
Great Plains Energy, Inc.	124,353	3,362,505
Southern Co. (The)	39,498	1,735,542
Westar Energy, Inc.	98,142	3,450,673
Xcel Energy, Inc.	146,205	4,438,784

		12,987,504

Food & Staples Retailing 1.9%
CVS Caremark Corp.	18,273	1,367,917
Sysco Corp.	81,673	2,950,845
Wal-Mart Stores, Inc.	52,833	4,038,026

		8,356,788

Food Products 3.3%
ConAgra Foods, Inc.	61,970	1,922,929
Danone SA	24,910	1,759,826
General Mills, Inc.	29,420	1,524,545
Hillshire Brands Co. (The)	55,574	2,070,687
Kellogg Co.	30,003	1,881,488
Mondelez International, Inc., Class A	99,386	3,433,786
Unilever NV, CVA-NL	44,730	1,839,951

		14,433,212

Gas Utilities 0.4%
Laclede Group, Inc. (The)	36,460	1,719,089

Health Care Equipment & Supplies 4.2%
Becton, Dickinson and Co.	11,977	1,402,267
Boston Scientific Corp.*	132,606	1,792,833
CareFusion Corp.*	134,061	5,391,934
Medtronic, Inc.	81,330	5,005,048
Stryker Corp.	39,686	3,233,218

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	18,531	$1,752,662

		18,577,962

Health Care Providers & Services 2.1%
LifePoint Hospitals, Inc.*	54,894	2,994,468
Quest Diagnostics, Inc.	22,350	1,294,512
UnitedHealth Group, Inc.	51,285	4,204,857
WellPoint, Inc.	9,350	930,792

		9,424,629

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	45,041	1,705,252
International Game Technology	128,173	1,802,113
International Speedway Corp., Class A	59,480	2,021,725
Speedway Motorsports, Inc.	58,279	1,091,566

		6,620,656

Household Products 2.8%
Procter & Gamble Co. (The)	150,839	12,157,623

Industrial Conglomerates 3.7%
General Electric Co.	507,163	13,130,450
Koninklijke Philips NV	92,944	3,269,692

		16,400,142

Insurance 4.7%
ACE Ltd.	35,585	3,525,050
Aflac, Inc.	34,286	2,161,389
Chubb Corp. (The)	34,879	3,114,695
HCC Insurance Holdings, Inc.	61,977	2,819,334
Marsh & McLennan Cos., Inc.	35,805	1,765,187
MetLife, Inc.	53,255	2,811,864
Reinsurance Group of America, Inc.	32,040	2,551,345
Travelers Cos., Inc. (The)	25,410	2,162,391

		20,911,255

Media 0.3%
Walt Disney Co. (The)	16,341	1,308,424

Metals & Mining 0.9%
Constellium NV, Class A*	40,226	1,180,633
Freeport-McMoRan Copper & Gold, Inc.	56,540	1,869,778
Newmont Mining Corp.	37,752	884,907

		3,935,318

Multiline Retail 0.6%
Target Corp.	44,656	2,702,135

Multi-Utilities 1.6%
Consolidated Edison, Inc.	29,920	1,605,208
PG&E Corp.	120,834	5,220,029

		6,825,237

Oil, Gas & Consumable Fuels 16.8%
Apache Corp.	52,538	4,358,027
Chevron Corp.	119,971	14,265,752
Devon Energy Corp.	34,971	2,340,609
El Paso Pipeline Partners LP	36,420	1,106,804
Exxon Mobil Corp.	173,821	16,978,835
Imperial Oil Ltd.	183,391	8,539,999
Occidental Petroleum Corp.	84,984	8,098,125
Peabody Energy Corp.	75,957	1,241,137
Royal Dutch Shell PLC, Class A	30,470	1,113,335
Southwestern Energy Co.*	60,804	2,797,592
Total SA	136,692	8,997,696
Ultra Petroleum Corp.*	72,169	1,940,624
Williams Partners LP	43,375	2,209,523

		73,988,058

Pharmaceuticals 7.3%
Eli Lilly & Co.	22,561	1,327,940
Hospira, Inc.*	48,853	2,112,892
Johnson & Johnson	89,111	8,753,374
Merck & Co., Inc.	135,235	7,677,291
Pfizer, Inc.	383,080	12,304,530

		32,176,027

Real Estate Investment Trusts (REITs) 2.7%
Annaly Capital Management, Inc.	230,061	2,523,769
Capstead Mortgage Corp.	111,790	1,415,261
Corrections Corp. of America	106,102	3,323,115
Empire State Realty Trust, Inc., Class A	115,754	1,749,043
Piedmont Office Realty Trust, Inc., Class A	176,510	3,027,147

		12,038,335

Road & Rail 0.7%
Heartland Express, Inc.	48,884	1,109,178
Werner Enterprises, Inc.	71,467	1,823,123

		2,932,301

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	181,347	3,703,106
Intel Corp.	249,040	6,427,722
KLA-Tencor Corp.	10,440	721,822
Maxim Integrated Products, Inc.	20,730	686,578
Teradyne, Inc.*	68,005	1,352,619

		12,891,847

Software 1.1%
Microsoft Corp.	40,700	1,668,293

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
NICE Systems Ltd., ADR-IL	39,062	$1,744,509
Oracle Corp.	31,327	1,281,588

		4,694,390

Specialty Retail 1.5%
Bed Bath & Beyond, Inc.*	16,748	1,152,263
CST Brands, Inc.	63,280	1,976,867
Lowe’s Cos., Inc.	70,886	3,466,325

		6,595,455

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	11,396	6,116,689
Diebold, Inc.	15,934	635,607
EMC Corp.	82,886	2,271,905
Hewlett-Packard Co.	66,411	2,149,060
NetApp, Inc.	33,520	1,236,888
QLogic Corp.*	70,681	901,183
SanDisk Corp.	21,690	1,761,011
Western Digital Corp.	24,962	2,292,011

		17,364,354

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	22,034	1,094,208

Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.	147,660	2,195,704

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	22,340	925,731

Total Common Stocks (cost $347,511,482)		430,855,157

Mutual Fund 2.1%

	Shares	Market Value

Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(a)	9,180,157	9,180,157

Total Mutual Fund (cost $9,180,157)		9,180,157

Total Investments (cost $356,691,639) (b) — 99.9%		440,035,314
Other assets in excess of liabilities — 0.1%		523,860

NET ASSETS — 100.0%		$440,559,174

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $358,862,908, tax unrealized appreciation and depreciation were $85,120,173 and $(3,947,767), respectively.

ADR	American Depositary Receipt
CVA	Dutch Certificate
IL	Israel
LP	Limited Partnership
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

At March 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	04/30/14	(330,497)	$(546,761)	$(550,872)	$(4,111)
British Pound	Credit Suisse International	04/30/14	(17,944)	(29,733)	(29,909)	(176)
British Pound	Credit Suisse International	04/30/14	(27,438)	(45,590)	(45,735)	(145)
Canadian Dollar	JPMorgan Chase Bank	04/30/14	(7,779,867)	(6,961,850)	(7,032,882)	(71,032)
Euro	UBS AG	04/30/14	(266,032)	(365,772)	(366,477)	(705)
Euro	UBS AG	04/30/14	(8,850,210)	(12,205,324)	(12,191,789)	13,535
Japanese Yen	Credit Suisse International	04/30/14	(252,039,060)	(2,465,122)	(2,442,258)	22,864
Japanese Yen	Credit Suisse International	04/30/14	(7,750,373)	(75,279)	(75,101)	178

Total Short Contracts				$(22,695,431)	$(22,735,023)	$(39,592)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,506,907	$846,909	$—	$4,353,816
Air Freight & Logistics	1,330,795	—	—	1,330,795
Airlines	971,858	1,500,947	—	2,472,805
Automobiles	2,665,141	1,921,191	—	4,586,332
Banks	37,209,869	—	—	37,209,869
Beverages	1,360,215	—	—	1,360,215
Capital Markets	14,427,995	—	—	14,427,995
Commercial Services & Supplies	20,581,900	—	—	20,581,900
Communications Equipment	8,708,807	—	—	8,708,807
Containers & Packaging	2,627,797	—	—	2,627,797
Diversified Financial Services	17,383,484	—	—	17,383,484
Diversified Telecommunication Services	12,554,958	—	—	12,554,958
Electric Utilities	12,987,504	—	—	12,987,504
Food & Staples Retailing	8,356,788	—	—	8,356,788
Food Products	10,833,435	3,599,777	—	14,433,212
Gas Utilities	1,719,089	—	—	1,719,089
Health Care Equipment & Supplies	18,577,962	—	—	18,577,962
Health Care Providers & Services	9,424,629	—	—	9,424,629
Hotels, Restaurants & Leisure	6,620,656	—	—	6,620,656
Household Products	12,157,623	—	—	12,157,623
Industrial Conglomerates	13,130,450	3,269,692	—	16,400,142
Insurance	20,911,255	—	—	20,911,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Media	$1,308,424	$—	$—	$1,308,424
Metals & Mining	3,935,318	—	—	3,935,318
Multiline Retail	2,702,135	—	—	2,702,135
Multi-Utilities	6,825,237	—	—	6,825,237
Oil, Gas & Consumable Fuels	63,877,027	10,111,031	—	73,988,058
Pharmaceuticals	32,176,027	—	—	32,176,027
Real Estate Investment Trusts (REITs)	12,038,335	—	—	12,038,335
Road & Rail	2,932,301	—	—	2,932,301
Semiconductors & Semiconductor Equipment	12,891,847	—	—	12,891,847
Software	4,694,390	—	—	4,694,390
Specialty Retail	6,595,455	—	—	6,595,455
Technology Hardware, Storage & Peripherals	17,364,354	—	—	17,364,354
Textiles, Apparel & Luxury Goods	1,094,208	—	—	1,094,208
Thrifts & Mortgage Finance	2,195,704	—	—	2,195,704
Wireless Telecommunication Services	925,731	—	—	925,731

Total Common Stocks	$409,605,610	$21,249,547	$—	$430,855,157

Forward Foreign Currency Contracts	—	36,577	—	36,577
Mutual Fund	9,180,157	—	—	9,180,157

Total Assets	$418,785,767	$21,286,124	$—	$440,071,891

Liabilities:
Forward Foreign Currency Contracts	—	(76,169)	—	(76,169)

Total Liabilities	$—	$(76,169)	$—	$(76,169)

Total	$418,785,767	$21,209,955	$—	$439,995,722

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$36,577

Total		$36,577

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(76,169)

Total		$(76,169)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2014 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund	223,557,656	$5,070,287,636

Total Mutual Fund (cost $3,646,089,148)		5,070,287,636

Total Investment (cost $3,646,089,148) (a) — 100.1%		5,070,287,636
Liabilities in excess of other assets — (0.1%)		(2,671,268)

NET ASSETS — 100.0%		$5,067,616,368

(a)	At March 31, 2014, the tax basis cost of the Fund’s investment was $3,649,283,370, tax unrealized appreciation and depreciation were $1,421,004,266 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	150,247,254	$1,646,709,908

Total Mutual Fund (cost $1,619,046,569)		1,646,709,908

Total Investment (cost $1,619,046,569) (a) — 100.1%		1,646,709,908
Liabilities in excess of other assets — (0.1)%		(884,898)

NET ASSETS — 100.0%		$1,645,825,010

(a)	At March 31, 2014, the tax basis cost of the Fund’s investment was $1,633,633,020, tax unrealized appreciation and depreciation were $13,076,888 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Funds NVIT Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	8,134,620	$242,330,329

Total Mutual Fund (cost $171,851,386)		242,330,329

Total Investment (cost $171,851,386) (a) — 100.1%		242,330,329
Liabilities in excess of other assets — (0.1%)		(157,089)

NET ASSETS — 100.0%		$242,173,240

(a)	At March 31, 2014, the tax basis cost of the Fund’s investment was $184,840,463, tax unrealized appreciation and depreciation were $57,489,866 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	34,309,294	$1,764,870,105

Total Mutual Fund (cost $1,138,689,798)		1,764,870,105

Total Investment (cost $1,138,689,798) (a) — 100.1%		1,764,870,105
Liabilities in excess of other assets — (0.1%)		(946,358)

NET ASSETS — 100.0%		$1,763,923,747

(a)	At March 31, 2014, the tax basis cost of the Fund’s investment was $1,169,916,581, tax unrealized appreciation and depreciation were $594,953,524 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	4,987,633	$393,424,526

Total Mutual Fund (cost $272,022,482)		393,424,526

Total Investment (cost $272,022,482)(a) — 100.1%		393,424,526
Liabilities in excess of other assets — (0.1%)		(243,308)

NET ASSETS — 100.0%		$393,181,218

(a)	At March 31, 2014, the tax basis cost of the Fund’s investment was $297,655,383, tax unrealized appreciation and depreciation were $95,769,143 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

American Funds NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 95.9%

	Principal Amount	Market Value
Aerospace / Defense 0.5%
TransDigm, Inc., 7.75%, 12/15/18	$1,025,000	$1,099,313

Automotive 3.9%
Affinia Group, Inc., 7.75%, 05/01/21	600,000	648,000
American Axle & Manufacturing, Inc. 5.13%, 02/15/19	125,000	130,156
6.63%, 10/15/22	1,100,000	1,196,250
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 06/15/21	375,000	423,750
Exide Technologies, 8.63%, 02/01/18*(a)	200,000	147,000
IDQ Holdings, Inc., 11.50%, 04/01/17(b)	300,000	326,250
International Automotive Components Group SL, 9.13%, 06/01/18(b)	475,000	501,125
Jaguar Land Rover PLC, 8.13%, 05/15/21(b)	650,000	737,990
Lear Corp., 4.75%, 01/15/23(b)	525,000	511,875
Motors Liquidation Co., 7.40%, 09/01/25*(c)(d)(e)	2,500,000	0
Schaeffler Finance BV 7.75%, 02/15/17(b)	450,000	509,625
8.50%, 02/15/19(b)	700,000	782,250
Schaeffler Holding Finance BV, 6.87%, 08/15/18 (b)(f)	275,000	292,875
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21(b)	500,000	535,000
Titan International, Inc., 6.88%, 10/01/20(b)	275,000	292,875
UCI International, Inc., 8.63%, 02/15/19	875,000	850,938

		7,885,959

Building Materials 3.6%
Allegion US Holding Co., Inc., 5.75%, 10/01/21(b)	225,000	236,872
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(b)	375,000	386,250
Anixter, Inc., 5.63%, 05/01/19	550,000	588,500
Building Materials Corp. of America, 7.50%, 03/15/20(b)	250,000	269,375
CPG Merger Sub LLC, 8.00%, 10/01/21(b)	400,000	429,000
Interline Brands, Inc., 10.00%, 11/15/18(f)	525,000	570,281
Masonite International Corp., 8.25%, 04/15/21(b)	525,000	580,125
Nortek, Inc., 8.50%, 04/15/21	1,225,000	1,368,937
Ply Gem Industries, Inc., 6.50%, 02/01/22(b)	500,000	503,750
Rexel SA, 6.13%, 12/15/19(b)	1,050,000	1,107,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20(b)	475,000	530,813
RSI Home Products, Inc., 6.88%, 03/01/18(b)	475,000	509,438
USG Corp., 5.88%, 11/01/21(b)	200,000	212,500

		7,293,591

Chemicals 2.1%
Ashland, Inc. 3.88%, 04/15/18	125,000	129,375
4.75%, 08/15/22	300,000	294,750
Celanese US Holdings LLC, 4.63%, 11/15/22	225,000	221,625
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	367,937
Georgia Gulf Corp. 4.63%, 02/15/21(b)	150,000	148,313
4.88%, 05/15/23(b)	75,000	73,406
Hexion US Finance Corp. 8.88%, 02/01/18	925,000	962,000
9.00%, 11/15/20	350,000	348,250
Huntsman International LLC, 8.63%, 03/15/21	425,000	476,000
Omnova Solutions, Inc., 7.87%, 11/01/18	200,000	214,000
Union Carbide Corp., 7.88%, 04/01/23	225,000	279,000
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(b)	750,000	815,625

		4,330,281

Construction Machinery 0.6%
Jurassic Holdings III, Inc., 6.88%, 02/15/21(b)	100,000	102,625
United Rentals North America, Inc. 7.38%, 05/15/20	75,000	82,781
7.63%, 04/15/22	75,000	84,188
6.13%, 06/15/23	325,000	344,906
5.75%, 11/15/24	325,000	327,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value
Construction Machinery (continued)
UR Merger Sub Corp., 8.38%, 09/15/20	$150,000	$166,125

		1,108,063

Consumer Products 3.4%
Activision Blizzard, Inc. 5.63%, 09/15/21(b)	100,000	106,625
6.13%, 09/15/23(b)	275,000	299,062
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20(b)	1,050,000	1,155,000
Apex Tool Group, 7.00%, 02/01/21(b)	375,000	373,125
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	525,000	557,156
First Quality Finance Co., Inc., 4.63%, 05/15/21(b)	425,000	415,438
Libbey Glass, Inc., 6.88%, 05/15/20	585,000	638,381
Prestige Brands, Inc. 8.13%, 02/01/20	175,000	196,875
5.38%, 12/15/21(b)	300,000	307,500
ServiceMaster Co. 7.10%, 03/01/18	300,000	294,000
8.00%, 02/15/20	800,000	866,000
7.00%, 08/15/20	300,000	317,250
7.45%, 08/15/27	175,000	166,688
SIWF Merger Sub, Inc./Spring Industries, Inc., 6.25%, 06/01/21(b)	200,000	207,000
Spectrum Brands, Inc., 6.38%, 11/15/20	500,000	543,750
Visant Corp., 10.00%, 10/01/17	225,000	223,875
Wolverine World Wide, Inc., 6.13%, 10/15/20	225,000	243,000

		6,910,725

Energy 7.1%
Antero Resources Finance Corp. 6.00%, 12/01/20	575,000	612,375
5.38%, 11/01/21(b)	300,000	304,125
Approach Resources, Inc., 7.00%, 06/15/21	500,000	518,125
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 04/15/21(b)	400,000	426,000
Basic Energy Services, Inc., 7.75%, 10/15/22	500,000	542,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	500,000	541,250
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	450,000	495,000
Chaparral Energy, Inc. 9.88%, 10/01/20	675,000	767,812
7.63%, 11/15/22	75,000	80,813
Chesapeake Energy Corp. 6.63%, 08/15/20	325,000	365,219
6.88%, 11/15/20	225,000	254,250
5.38%, 06/15/21	250,000	264,375
5.75%, 03/15/23	200,000	212,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	575,000	598,000
Cie Generale de Geophysique - Veritas 7.75%, 05/15/17	650,000	661,375
6.50%, 06/01/21	425,000	432,433
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	100,000	105,000
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21(b)	1,000,000	1,042,500
Forest Oil Corp., 7.25%, 06/15/19	132,000	115,665
Kodiak Oil & Gas Corp. 5.50%, 01/15/21	300,000	307,500
5.50%, 02/01/22	50,000	51,125
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19	925,000	964,312
8.63%, 04/15/20	100,000	108,500
7.75%, 02/01/21	75,000	80,625
Lone Pine Resources, Inc., 10.38%, 02/15/17*(c)(d)(e)	25,000	0
Northern Oil and Gas, Inc., 8.00%, 06/01/20	650,000	690,625
Oasis Petroleum, Inc., 6.50%, 11/01/21	800,000	862,000
Ocean Rig Norway AS, 6.50%, 10/01/17(b)	275,000	288,714
Plains Exploration & Production Co., 6.75%, 02/01/22	150,000	166,125
Range Resources Corp. 5.00%, 08/15/22	100,000	102,000
5.00%, 03/15/23	200,000	202,500
SandRidge Energy, Inc. 7.50%, 03/15/21	175,000	186,813
8.13%, 10/15/22	775,000	844,750
SESI LLC, 7.13%, 12/15/21	825,000	920,906
SM Energy Co., 5.00%, 01/15/24(b)	175,000	169,750
Tesoro Corp., 5.13%, 04/01/24	175,000	174,125

		14,459,187

Entertainment 0.9%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	600,000	606,000
Cinemark USA, Inc. 7.38%, 06/15/21	325,000	360,344
5.13%, 12/15/22	50,000	49,750
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12 *(a)(b)(c)(d)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	225,000	221,062
Regal Entertainment Group, 5.75%, 03/15/22	75,000	77,250
Six Flags Entertainment Corp., 5.25%, 01/15/21(b)	600,000	606,000

		1,920,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Financial Institutions 4.7%
Ally Financial, Inc. 5.50%, 02/15/17	$1,025,000	$1,113,406
6.25%, 12/01/17	1,125,000	1,257,188
4.75%, 09/10/18	1,000,000	1,057,500
8.00%, 11/01/31	150,000	185,250
CIT Group, Inc. 5.25%, 03/15/18	1,300,000	1,394,250
5.00%, 08/01/23	475,000	485,687
General Motors Financial Co., Inc., 4.25%, 05/15/23	200,000	196,750
International Lease Finance Corp. 6.25%, 05/15/19	1,325,000	1,464,125
5.88%, 08/15/22	550,000	581,625
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 03/15/20(b)	250,000	265,312
5.88%, 03/15/22(b)	450,000	479,813
Nuveen Investments, Inc., 9.50%, 10/15/20(b)	1,075,000	1,147,563

		9,628,469

Food & Beverage 4.5%
ARAMARK Corp., 5.75%, 03/15/20	875,000	924,219
B&G Foods, Inc., 4.63%, 06/01/21	275,000	272,250
Constellation Brands, Inc., 4.25%, 05/01/23	175,000	171,062
Darling Escrow Corp., 5.38%, 01/15/22(b)	175,000	178,937
Del Monte Corp., 7.63%, 02/15/19	935,000	974,738
H.J. Heinz Co., 4.25%, 10/15/20(b)	1,250,000	1,234,375
Michael Foods, Inc. 8.50%, 07/15/18(b)(f)	1,050,000	1,097,250
9.75%, 07/15/18	725,000	775,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21	925,000	906,500
Shearer’s Foods LLC/Chip Fin Corp., 9.00%, 11/01/19(b)	450,000	491,625
Smithfield Foods, Inc., 6.63%, 08/15/22	1,025,000	1,107,000
Sun Merger Sub, Inc. 5.25%, 08/01/18(b)	50,000	52,000
5.88%, 08/01/21(b)	50,000	51,875
TreeHouse Foods, Inc., 4.88%, 03/15/22	50,000	50,313
US Foods, Inc., 8.50%, 06/30/19	850,000	920,125

		9,208,019

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07*(a)(c)(d)	100,000	0

Gaming 3.8%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18	425,000	455,281
Chester Downs & Marina LLC, 9.25%, 02/01/20(b)	400,000	401,000
Churchill Downs, Inc., 5.38%, 12/15/21(b)	150,000	152,812
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/01/20(b)	400,000	410,000
5.38%, 11/01/23(b)	250,000	256,875
MGM Mirage, Inc., 7.75%, 03/15/22	1,375,000	1,591,562
MGM Resorts International, 6.75%, 10/01/20	125,000	138,438
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	600,000	667,800
Penn National Gaming, Inc., 5.88%, 11/01/21(b)	600,000	591,750
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	375,000	405,000
PNK Finance Corp., 6.38%, 08/01/21(b)	575,000	601,594
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19(b)	550,000	602,250
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(b)	755,000	830,500
Station Casinos LLC, 7.50%, 03/01/21	600,000	649,500

		7,754,362

Healthcare 11.8%
Biomet, Inc. 6.50%, 08/01/20	475,000	511,219
6.50%, 10/01/20	875,000	930,781
Catamaran Corp., 4.75%, 03/15/21	100,000	101,250
CHS/Community Health Systems, Inc. 5.13%, 08/01/21(b)	200,000	205,250
6.88%, 02/01/22(b)	600,000	627,750
DaVita, Inc., 5.75%, 08/15/22	600,000	639,000
DJO Finance LLC/DJO Finance Corp. 8.75%, 03/15/18	225,000	245,250
7.75%, 04/15/18	850,000	894,625
Emergency Medical Services Corp., 8.13%, 06/01/19	487,000	521,090
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22(b)	225,000	230,625
HCA, Inc. 6.50%, 02/15/20	600,000	672,000
6.25%, 02/15/21	300,000	321,375
7.75%, 05/15/21	3,050,000	3,366,438
5.88%, 05/01/23	100,000	103,000
5.00%, 03/15/24	650,000	650,812
7.50%, 11/06/33	300,000	310,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Healthcare (continued)
Healthcare Technology Intermediate, Inc., 7.38%, 09/01/18(b)(g)	$925,000	$943,500
Hologic, Inc., 6.25%, 08/01/20	350,000	371,875
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	875,000	931,875
Jaguar Holding Co. I, 9.38%, 10/15/17(b)(f)	600,000	630,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(b)	1,000,000	1,110,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21(b)	375,000	390,938
MPH Acquisition Holdings LLC, 6.63%, 04/01/22(b)	850,000	871,250
Multiplan, Inc., 9.88%, 09/01/18(b)	1,175,000	1,273,406
Omnicare, Inc., 7.75%, 06/01/20	325,000	357,500
Tenet Healthcare Corp. 4.50%, 04/01/21	350,000	343,875
4.38%, 10/01/21	550,000	532,125
8.13%, 04/01/22	825,000	924,000
Truven Health Analytics, Inc., 10.63%, 06/01/20	575,000	655,500
United Surgical Partners International, Inc., 9.00%, 04/01/20	700,000	778,750
Universal Hospital Services, Inc., 7.63%, 08/15/20	600,000	642,750
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21(b)	125,000	131,406
VPII Escrow Corp., 7.50%, 07/15/21(b)	1,225,000	1,379,656
VWR Funding, Inc., 7.25%, 09/15/17	1,325,000	1,421,063

		24,021,184

Industrial - Other 4.1%
Belden CDT, Inc., 5.50%, 09/01/22(b)	700,000	703,500
Cleaver-Brooks, Inc., 8.75%, 12/15/19(b)	400,000	442,000
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(b)	675,000	720,562
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 07/15/19	450,000	501,750
Gardner Denver, Inc., 6.88%, 08/15/21(b)	675,000	695,250
General Cable Corp., 6.50%, 10/01/22(b)	500,000	508,750
Hillman Group, Inc. (The), 10.88%, 06/01/18	725,000	773,031
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(b)	400,000	428,000
MasTec, Inc., 4.88%, 03/15/23	200,000	196,000
Maxim Crane Works LP, 12.25%, 04/15/15(b)	225,000	225,000
Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, 05/15/19(b)	350,000	386,750
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21(b)	150,000	162,000
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	639,844
8.75%, 09/01/20	229,000	256,480
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(b)	800,000	859,200
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19(b)	400,000	424,500
Waterjet Holdings, Inc., 7.63%, 02/01/20(b)	175,000	185,500
WESCO Distribution, Inc., 5.38%, 12/15/21(b)	300,000	306,750

		8,414,867

Lodging 0.4%
Choice Hotels International, Inc., 5.75%, 07/01/22	200,000	212,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21(b)	400,000	419,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	225,000	230,625

		861,875

Media - Cable 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	475,000	502,312
6.63%, 01/31/22	600,000	641,250
5.13%, 02/15/23	375,000	362,813
5.75%, 09/01/23	225,000	222,750
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20(b)	250,000	261,250
5.13%, 12/15/21(b)	375,000	371,250
DISH DBS Corp. 4.63%, 07/15/17	200,000	213,000
5.88%, 07/15/22	1,275,000	1,362,656
Lynx II Corp., 6.38%, 04/15/23(b)	325,000	342,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 01/15/23(b)	300,000	307,500

		4,587,656

Media - Non-Cable 7.9%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25%, 02/15/22(b)	75,000	76,875
5.63%, 02/15/24(b)	50,000	51,250
Clear Channel Communications, Inc., 9.00%, 03/01/21	1,250,000	1,307,812
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20	200,000	214,500
Series B, 7.63%, 03/15/20	300,000	324,000
Series B, 6.50%, 11/15/22	1,000,000	1,070,000
Crown Media Holdings, Inc., 10.50%, 07/15/19	875,000	993,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media - Non-Cable (continued)
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	$525,000	$559,125
Entercom Radio LLC, 10.50%, 12/01/19	575,000	661,250
Expo Event Transco, Inc., 9.00%, 06/15/21(b)	650,000	660,562
Gannett Co., Inc. 5.13%, 10/15/19(b)	175,000	183,750
6.38%, 10/15/23(b)	525,000	557,156
Gray Television, Inc., 7.50%, 10/01/20	525,000	569,625
Intelsat Jackson Holdings SA 7.50%, 04/01/21	275,000	301,813
6.63%, 12/15/22	500,000	520,000
5.50%, 08/01/23(b)	775,000	759,500
Intelsat Luxembourg SA 7.75%, 06/01/21(b)	500,000	526,250
8.13%, 06/01/23(b)	500,000	530,000
Lamar Media Corp. 5.88%, 02/01/22	275,000	292,188
5.00%, 05/01/23	425,000	422,875
Logo Merger Sub Corp., 8.38%, 10/15/20(b)	800,000	851,000
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(b)	125,000	130,625
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20	750,000	757,500
5.00%, 04/15/22(b)	150,000	150,375
Radio One, Inc., 9.25%, 02/15/20(b)	500,000	530,000
Sirius XM Radio, Inc. 4.25%, 05/15/20(b)	100,000	97,250
5.88%, 10/01/20(b)	325,000	342,875
5.25%, 08/15/22(b)	400,000	412,000
4.63%, 05/15/23(b)	450,000	424,125
SSI Invest II, 11.13%, 06/01/18	1,125,000	1,201,252
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19(b)	650,000	716,625

		16,195,283

Metals & Mining 0.3%
Aleris International, Inc., 9.00%, 12/15/14*(a)(c)(d)	600,000	60
Steel Dynamics, Inc., 5.25%, 04/15/23	75,000	76,312
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18(b)	500,000	536,250

		612,622

Packaging 4.6%
Ardagh Packaging Finance PLC 9.13%, 10/15/20(b)	1,100,000	1,223,750
9.13%, 10/15/20(b)	225,000	249,187
Ball Corp., 4.00%, 11/15/23	625,000	583,594
Berry Plastics Corp., 9.50%, 05/15/18	500,000	528,750
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 06/15/17(b)	175,000	180,031
BOE Merger Corp., 9.50%, 11/01/17(b)(f)	575,000	605,187
BWAY Holding Co., 10.00%, 06/15/18	275,000	292,188
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	325,000	309,969
Mustang Merger Corp., 8.50%, 08/15/21(b)	425,000	464,844
Pactiv LLC, 7.95%, 12/15/25	250,000	256,875
Reynolds Group Issuer, Inc. 8.50%, 05/15/18	750,000	785,625
9.00%, 04/15/19	150,000	160,313
5.75%, 10/15/20	825,000	863,156
8.25%, 02/15/21	1,650,000	1,800,562
Sealed Air Corp. 6.50%, 12/01/20(b)	575,000	632,500
8.38%, 09/15/21(b)	350,000	403,813

		9,340,344

Paper 0.1%
Clearwater Paper Corp., 4.50%, 02/01/23	250,000	241,563

Restaurants 0.9%
DineEquity, Inc., 9.50%, 10/30/18	425,000	462,187
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	625,000	714,063
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21(b)	625,000	630,469

		1,806,719

Retailers 5.0%
Academy Ltd./Academy Finance Corp. 8.00%, 06/15/18(b)(f)	750,000	770,625
9.25%, 08/01/19(b)	1,050,000	1,144,500
Claire’s Stores, Inc., 6.13%, 03/15/20(b)	425,000	398,437
Gymboree Corp., 9.13%, 12/01/18	200,000	169,500
Jo-Ann Stores Holdings, Inc. 8.13%, 03/15/19(b)	800,000	832,000
9.70%, 10/15/19(b)(f)	650,000	677,625
Limited Brands, Inc., 5.63%, 02/15/22	725,000	766,688
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(b)(f)	825,000	850,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Retailers (continued)
Michaels Stores, Inc. 7.75%, 11/01/18	$425,000	$454,750
5.88%, 12/15/20(b)	300,000	303,000
Neiman Marcus Group Ltd., Inc. 8.00%, 10/15/21(b)	200,000	220,500
8.75%, 10/15/21(b)(f)	450,000	498,375
Party City Holdings, Inc., 8.88%, 08/01/20	325,000	362,375
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19(b)(f)	800,000	828,000
Petco Animal Supplies, Inc. 8.50%, 10/15/17(b)(f)	875,000	896,875
9.25%, 12/01/18(b)	150,000	161,625
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/19	725,000	792,062
5.75%, 06/01/22	125,000	132,188

		10,259,906

Services 0.6%
Garda World Security Corp., 7.25%, 11/15/21(b)	300,000	320,319
Monitronics International, Inc., 9.13%, 04/01/20	275,000	294,594
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(b)	500,000	543,390

		1,158,303

Technology 12.4%
ACI Worldwide, Inc., 6.38%, 08/15/20(b)	100,000	105,375
Advanced Micro Devices, Inc., 7.50%, 08/15/22	225,000	223,312
Audatex North America, Inc. 6.00%, 06/15/21(b)	325,000	346,937
6.13%, 11/01/23(b)	125,000	133,125
Blackboard, Inc., 7.75%, 11/15/19(b)	300,000	312,000
BMC Software Finance, Inc., 8.13%, 07/15/21(b)	950,000	999,875
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	1,300,000	1,423,500
CommScope Holding Co., Inc., 6.63%, 06/01/20(b)(f)	650,000	687,375
CommScope, Inc., 8.25%, 01/15/19(b)	584,000	632,180
Compiler Finance Sub, Inc., 7.00%, 05/01/21(b)	475,000	477,375
CoreLogic, Inc., 7.25%, 06/01/21	475,000	514,187
Eagle Midco, Inc., 9.00%, 06/15/18(b)	650,000	682,500
Emdeon, Inc., 11.00%, 12/31/19	675,000	783,000
Entegris, Inc., 6.00%, 04/01/22(b)	125,000	127,500
Epicor Software Corp., 8.63%, 05/01/19	850,000	928,625
First Data Corp., 8.75%, 01/15/22(b)(f)	2,550,000	2,779,500
Flextronics International Ltd. 4.63%, 02/15/20	225,000	226,687
5.00%, 02/15/23	250,000	252,813
Freescale Semiconductor, Inc., 6.00%, 01/15/22(b)	700,000	738,500
IAC/InterActiveCorp. 4.88%, 11/30/18	125,000	130,625
4.75%, 12/15/22	650,000	637,812
iGATE Corp., 9.00%, 05/01/16	750,000	788,437
Igloo Holdings Corp., 8.25%, 12/15/17(b)(f)	850,000	870,188
Infor US, Inc. 11.50%, 07/15/18	625,000	723,438
9.38%, 04/01/19	425,000	480,250
Interactive Data Corp., 10.25%, 08/01/18	225,000	243,281
Lender Processing Services, Inc., 5.75%, 04/15/23	450,000	479,250
Magnachip Semiconductor Corp., 6.63%, 07/15/21	400,000	400,000
NCR Corp. 4.63%, 02/15/21	425,000	429,250
5.88%, 12/15/21(b)	125,000	131,563
5.00%, 07/15/22	325,000	326,625
6.38%, 12/15/23(b)	225,000	238,781
Nuance Communications, Inc., 5.38%, 08/15/20(b)	650,000	645,938
NXP BV/NXP Funding LLC 3.75%, 06/01/18(b)	200,000	202,000
5.75%, 02/15/21(b)	200,000	212,500
5.75%, 03/15/23(b)	200,000	209,000
Seagate HDD Cayman, 4.75%, 06/01/23(b)	425,000	413,313
Seagate Technology HDD Holdings, 6.88%, 05/01/20	500,000	543,750
Sophia Holding Finance LP/Sophia Holding Finance, Inc., 9.63%, 12/01/18(b)(f)	250,000	261,875
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(b)	925,000	1,027,906
SunGard Data Systems, Inc. 7.38%, 11/15/18	111,000	117,660
6.63%, 11/01/19	525,000	555,188
Syniverse Holdings, Inc., 9.13%, 01/15/19	925,000	1,003,625
TransUnion Holding Co., Inc. 8.13%, 06/15/18	175,000	183,969
9.63%, 06/15/18	1,125,000	1,193,906
VeriSign, Inc., 4.63%, 05/01/23	200,000	191,500
Viasystems, Inc., 7.88%, 05/01/19(b)	250,000	269,375

		25,285,371

Textile 0.1%
PVH Corp., 4.50%, 12/15/22	250,000	246,875

Transportation 0.5%
Hertz Corp. (The) 7.50%, 10/15/18	450,000	480,375
6.25%, 10/15/22	575,000	616,688

		1,097,063

Utility - Electric 1.2%
Calpine Corp., 6.00%, 01/15/22(b)	125,000	131,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Utility - Electric (continued)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 08/15/17(b)	$175,000	$179,813
10.00%, 12/01/20	575,000	605,187
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(b)(d)	112,271	109,744
NRG Energy, Inc. 7.63%, 05/15/19	900,000	936,000
8.25%, 09/01/20	275,000	302,500
6.63%, 03/15/23	150,000	155,625

		2,420,119

Utility - Natural Gas 4.0%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	650,000	654,062
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	400,000	429,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00%, 12/15/20	325,000	340,031
6.13%, 03/01/22(b)	125,000	130,625
El Paso Corp. 7.25%, 06/01/18	250,000	285,129
6.50%, 09/15/20	300,000	329,068
Energy Transfer Equity LP, 5.88%, 01/15/24	700,000	710,500
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	531,250
Kinder Morgan, Inc., 5.63%, 11/15/23(b)	575,000	570,688
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	828,000	894,240
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 04/15/23	225,000	226,688
4.50%, 11/01/23	300,000	279,750
Sabine Pass Liquefaction LLC 5.63%, 02/01/21	475,000	491,031
6.25%, 03/15/22(b)	200,000	207,000
5.63%, 04/15/23	250,000	248,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/01/18	949,000	1,008,313
7.38%, 08/01/21	92,000	101,545
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.88%, 10/01/20	325,000	342,062
5.88%, 10/01/20(b)	100,000	105,000
6.13%, 10/15/21	175,000	185,938

		8,071,170

Wireless Communications 4.0%
Digicel Group Ltd. 8.25%, 09/01/17(b)	725,000	761,250
10.50%, 04/15/18(b)	325,000	342,875
8.25%, 09/30/20(b)	900,000	963,000
Level 3 Financing, Inc., 6.13%, 01/15/21(b)	125,000	132,031
MetroPCS Wireless, Inc., 6.63%, 11/15/20	375,000	399,844
Sprint Capital Corp, 9.00%, 11/15/18(b)	425,000	519,562
Sprint Capital Corp., 6.88%, 11/15/28	1,225,000	1,188,250
Sprint Corp. 7.88%, 09/15/23(b)	775,000	852,500
7.13%, 06/15/24(b)	575,000	603,750
Sprint Nextel Corp., 6.00%, 11/15/22	675,000	686,813
T-Mobile USA, Inc. 6.63%, 04/28/21	50,000	53,687
6.13%, 01/15/22	175,000	183,094
6.73%, 04/28/22	50,000	53,438
6.63%, 04/01/23	800,000	850,000
6.84%, 04/28/23	250,000	268,125
6.50%, 01/15/24	350,000	366,625

		8,224,844

Wireline Communications 0.6%
Level 3 Communications, Inc., 8.88%, 06/01/19	150,000	165,000
Level 3 Financing, Inc. 8.13%, 07/01/19	775,000	850,562
7.00%, 06/01/20	225,000	243,844

		1,259,406

Total Corporate Bonds (cost $187,374,969)		195,703,545

Common Stocks 0.0%†

	Shares	Market Value
Automotive 0.0%†
General Motors Co.	536	18,449

Energy 0.0%†
Lone Pine Resources, Inc.*(c)(d)	3,118	0
Lone Pine Resources, Inc.*(c)(d)	3,118	7,514

		7,514

Total Common Stocks (cost $7,500)		25,963

Warrants 0.0%†

	Number of Warrants	Market Value
Automotive 0.0%†
General Motors Co., expiring 07/10/19*	487	8,479
General Motors Co., expiring 07/10/16*	487	12,097

		20,576

Total Warrants (cost $—)		20,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Mutual Fund 2.5%

	Shares	Market Value
Money Market Fund 2.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(h)	5,167,030	$5,167,030

Total Mutual Fund (cost $5,167,030)		5,167,030

Total Investments (cost $192,549,499) (i) — 98.4%		200,917,114
Other assets in excess of liabilities — 1.6%		3,328,775

NET ASSETS — 100.0%		$204,245,889

*	Denotes a non-income producing security.
(a)	Security in default.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $78,972,315 which represents 38.66% of net assets.
(c)	Fair valued security.
(d)	Illiquid security.
(e)	Restricted security.
(f)	Payment-in-kind security. Income may be paid in cash or additional notes at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.
(g)	Payment-in-kind security. Income may be paid in cash or additional notes at the discretion of the issuer. The rate disclosed is the cash rate. During the period ended March 31, 2014, the payment-in-kind rate of 8.13% was changed to a cash rate of 7.38%.
(h)	Represents 7-day effective yield as of March 31, 2014.
(i)	At March 31, 2014, the tax basis cost of the Fund’s investments was $192,630,803, tax unrealized appreciation and depreciation were $10,115,332 and $(1,829,021), respectively.
†	Amount rounds to less than 0.1%.

AS	Stock Corporation
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automotive	$18,449	$—	$—	$18,449
Energy	—	—	7,514	7,514

Total Common Stocks	$18,449	$—	$7,514	$25,963

Corporate Bonds
Aerospace / Defense	—	1,099,313	—	1,099,313
Automotive	—	7,885,959	—	7,885,959
Building Materials	—	7,293,591	—	7,293,591
Chemicals	—	4,330,281	—	4,330,281
Construction Machinery	—	1,108,063	—	1,108,063
Consumer Products	—	6,910,725	—	6,910,725
Energy	—	14,459,187	—	14,459,187
Entertainment	—	1,920,406	—	1,920,406
Financial Institutions	—	9,628,469	—	9,628,469
Food & Beverage	—	9,208,019	—	9,208,019
Food & Staples Retailing	—	—	—	—
Gaming	—	7,754,362	—	7,754,362
Healthcare	—	24,021,184	—	24,021,184
Industrial - Other	—	8,414,867	—	8,414,867
Lodging	—	861,875	—	861,875
Media - Cable	—	4,587,656	—	4,587,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Media - Non-Cable	—	16,195,283	—	16,195,283
Metals & Mining	—	612,562	60	612,622
Packaging	—	9,340,344	—	9,340,344
Paper	—	241,563	—	241,563
Restaurants	—	1,806,719	—	1,806,719
Retailers	—	10,259,906	—	10,259,906
Services	—	1,158,303	—	1,158,303
Technology	—	25,285,371	—	25,285,371
Textile	—	246,875	—	246,875
Transportation	—	1,097,063	—	1,097,063
Utility - Electric	—	2,420,119	—	2,420,119
Utility - Natural Gas	—	8,071,170	—	8,071,170
Wireless Communications	—	8,224,844	—	8,224,844
Wireline Communications	—	1,259,406	—	1,259,406

Total Corporate Bonds	$—	$195,703,485	$60	$195,703,545

Mutual Fund	5,167,030	—	—	5,167,030
Warrants	20,576	—	—	20,576

Total	$5,206,055	$195,703,485	$7,574	$200,917,114

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/13	$—	$60	$60
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	14	—	14
Purchases*	7,500	—	7,500
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 03/31/14	$7,514	$60	$7,574

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 2.0%
Honeywell International, Inc.	21,217	$1,968,089
Textron, Inc.	79,845	3,137,110

		5,105,199

Auto Components 1.0%
Johnson Controls, Inc.	54,166	2,563,135

Automobiles 1.9%
General Motors Co.	135,028	4,647,664

Banks 9.6%
Citigroup, Inc.	206,963	9,851,439
Fifth Third Bancorp	125,713	2,885,114
PNC Financial Services Group, Inc. (The)	47,730	4,152,510
U.S. Bancorp	30,606	1,311,773
Wells Fargo & Co.	116,730	5,806,150

		24,006,986

Capital Markets 5.5%
Bank of New York Mellon Corp. (The)	158,055	5,577,761
Goldman Sachs Group, Inc. (The)	14,552	2,384,345
Morgan Stanley	124,268	3,873,434
State Street Corp.	26,662	1,854,342

		13,689,882

Communications Equipment 1.5%
Cisco Systems, Inc.	172,067	3,856,021

Diversified Financial Services 5.1%
Bank of America Corp.	252,606	4,344,823
JPMorgan Chase & Co.	136,741	8,301,546

		12,646,369

Diversified Telecommunication Services 1.7%
AT&T, Inc.	26,689	935,983
Verizon Communications, Inc.	54,140	2,575,440
Vivendi SA	26,684	742,692

		4,254,115

Electric Utilities 1.7%
FirstEnergy Corp.	36,233	1,233,009
PPL Corp.	88,762	2,941,573

		4,174,582

Electrical Equipment 1.2%
Emerson Electric Co.	43,005	2,872,734

Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	141,147	2,938,681

Energy Equipment & Services 5.4%
Halliburton Co.	100,707	5,930,635
Noble Corp. PLC	27,078	886,534
Weatherford International Ltd.*	382,786	6,645,165

		13,462,334

Food & Staples Retailing 1.7%
CVS Caremark Corp.	58,161	4,353,932

Food Products 3.2%
ConAgra Foods, Inc.	124,855	3,874,251
Mondelez International, Inc., Class A	59,933	2,070,685
Tyson Foods, Inc., Class A	2,798	123,140
Unilever NV, NYRS-NL	48,528	1,995,471

		8,063,547

Health Care Providers & Services 4.6%
Cardinal Health, Inc.	21,347	1,493,863
Express Scripts Holding Co.*	25,544	1,918,099
UnitedHealth Group, Inc.	62,502	5,124,539
WellPoint, Inc.	30,508	3,037,071

		11,573,572

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	97,345	3,685,482

Household Durables 0.6%
Newell Rubbermaid, Inc.	49,791	1,488,751

Industrial Conglomerates 2.0%
General Electric Co.	195,461	5,060,485

Insurance 4.1%
Aflac, Inc.	24,629	1,552,612
Allstate Corp. (The)	83,162	4,705,306
MetLife, Inc.	60,102	3,173,386
Travelers Cos., Inc. (The)	10,365	882,061

		10,313,365

Internet Software & Services 2.0%
eBay, Inc.*	64,772	3,578,005
Yahoo!, Inc.*	41,932	1,505,359

		5,083,364

Machinery 1.3%
Ingersoll-Rand PLC	57,449	3,288,381

Media 7.0%
Comcast Corp., Class A	69,335	3,468,137
Time Warner Cable, Inc.	23,724	3,254,458
Time Warner, Inc.	24,975	1,631,617
Twenty-First Century Fox, Inc., Class B	103,476	3,220,173
Viacom, Inc., Class B	68,173	5,794,023

		17,368,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 1.2%
Alcoa, Inc.	231,942	$2,985,094

Multiline Retail 1.8%
Kohl’s Corp.	46,538	2,643,358
Target Corp.	28,948	1,751,644

		4,395,002

Multi-Utilities 0.8%
PG&E Corp.	46,743	2,019,298

Oil, Gas & Consumable Fuels 10.7%
BP PLC, ADR-UK	102,097	4,910,866
Chevron Corp.	25,468	3,028,400
Murphy Oil Corp.	51,681	3,248,668
Occidental Petroleum Corp.	29,925	2,851,553
QEP Resources, Inc.	88,259	2,598,345
Royal Dutch Shell PLC, ADR-NL	66,991	4,894,362
Suncor Energy, Inc.	146,040	5,105,558

		26,637,752

Paper & Forest Products 1.0%
International Paper Co.	54,721	2,510,599

Pharmaceuticals 10.2%
Bristol-Myers Squibb Co.	66,222	3,440,233
GlaxoSmithKline PLC, ADR-UK	43,335	2,315,389
Merck & Co., Inc.	100,163	5,686,254
Novartis AG REG	44,256	3,757,685
Pfizer, Inc.	134,611	4,323,705
Roche Holding AG, ADR-CH	63,932	2,411,515
Sanofi, ADR-FR	64,804	3,387,953

		25,322,734

Semiconductors & Semiconductor Equipment 0.9%
Intel Corp.	90,073	2,324,784

Software 2.5%
Autodesk, Inc.*	30,237	1,487,056
Microsoft Corp.	113,115	4,636,584

		6,123,640

Technology Hardware, Storage & Peripherals 1.9%
Hewlett-Packard Co.	149,743	4,845,683

Wireless Telecommunication Services 0.3%
Vodafone Group PLC, ADR-UK	18,689	687,942

Total Common Stocks (cost $165,469,052)		242,349,517

Mutual Fund 3.0%

	Shares	Market Value
Money Market Fund 3.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(a)	7,461,196	$7,461,196

Total Mutual Fund (cost $7,461,196)		7,461,196

Total Investments (cost $172,930,248) (b) — 100.1%		249,810,713
Liabilities in excess of other assets — (0.1%)		(348,122)

NET ASSETS — 100.0%		$249,462,591

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $177,743,213, tax unrealized appreciation and depreciation were $72,266,412 and $(198,912), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

At March 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Canadian Imperial Bank of Commerce	04/28/14	(1,000,795)	$(1,650,421)	$(1,668,150)	$(17,729)
British Pound	Barclays Bank PLC	04/28/14	(1,000,795)	(1,649,997)	(1,668,150)	(18,153)
British Pound	Goldman Sachs International	04/28/14	(1,000,796)	(1,650,193)	(1,668,152)	(17,959)
British Pound	Citibank NA	04/28/14	(991,284)	(1,634,584)	(1,652,297)	(17,713)
Canadian Dollar	Goldman Sachs International	04/28/14	(1,473,157)	(1,311,945)	(1,331,774)	(19,829)
Canadian Dollar	Barclays Bank PLC	04/28/14	(1,473,157)	(1,311,754)	(1,331,774)	(20,020)
Canadian Dollar	Canadian Imperial Bank of Commerce	04/28/14	(1,501,093)	(1,336,556)	(1,357,029)	(20,473)
Euro	Goldman Sachs International	04/28/14	(1,640,134)	(2,261,423)	(2,259,409)	2,014
Euro	Canadian Imperial Bank of Commerce	04/28/14	(1,642,236)	(2,263,822)	(2,262,305)	1,517
Euro	Barclays Bank PLC	04/28/14	(1,642,236)	(2,264,272)	(2,262,305)	1,967
Euro	Citibank NA	04/28/14	(1,642,235)	(2,264,479)	(2,262,304)	2,175
Swiss Franc	Barclays Bank PLC	04/28/14	(1,531,395)	(1,732,753)	(1,732,596)	157
Swiss Franc	Goldman Sachs International	04/28/14	(1,497,478)	(1,694,363)	(1,694,223)	140
Swiss Franc	Citibank NA	04/28/14	(1,497,478)	(1,694,338)	(1,694,223)	115

Total Short Contracts				$(24,720,900)	$(24,844,691)	$(123,791)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,105,199	$—	$—	$5,105,199
Auto Components	2,563,135	—	—	2,563,135
Automobiles	4,647,664	—	—	4,647,664
Banks	24,006,986	—	—	24,006,986
Capital Markets	13,689,882	—	—	13,689,882
Communications Equipment	3,856,021	—	—	3,856,021
Diversified Financial Services	12,646,369	—	—	12,646,369
Diversified Telecommunication Services	3,511,423	742,692	—	4,254,115
Electric Utilities	4,174,582	—	—	4,174,582
Electrical Equipment	2,872,734	—	—	2,872,734
Electronic Equipment, Instruments & Components	2,938,681	—	—	2,938,681
Energy Equipment & Services	13,462,334	—	—	13,462,334
Food & Staples Retailing	4,353,932	—	—	4,353,932
Food Products	8,063,547	—	—	8,063,547
Health Care Providers & Services	11,573,572	—	—	11,573,572
Hotels, Restaurants & Leisure	3,685,482	—	—	3,685,482
Household Durables	1,488,751	—	—	1,488,751
Industrial Conglomerates	5,060,485	—	—	5,060,485
Insurance	10,313,365	—	—	10,313,365
Internet Software & Services	5,083,364	—	—	5,083,364
Machinery	3,288,381	—	—	3,288,381

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Media	17,368,408	—	—	17,368,408
Metals & Mining	2,985,094	—	—	2,985,094
Multiline Retail	4,395,002	—	—	4,395,002
Multi-Utilities	2,019,298	—	—	2,019,298
Oil, Gas & Consumable Fuels	26,637,752	—	—	26,637,752
Paper & Forest Products	2,510,599	—	—	2,510,599
Pharmaceuticals	21,565,049	3,757,685	—	25,322,734
Semiconductors & Semiconductor Equipment	2,324,784	—	—	2,324,784
Software	6,123,640	—	—	6,123,640
Technology Hardware, Storage & Peripherals	4,845,683	—	—	4,845,683
Wireless Telecommunication Services	687,942	—	—	687,942

Total Common Stocks	$237,849,140	$4,500,377	$—	$242,349,517

Forward Foreign Currency Contracts	—	8,085	—	8,085
Mutual Fund	7,461,196	—	—	7,461,196

Total Assets	$245,310,336	$4,508,462	$—	$249,818,798

Liabilities:
Forward Foreign Currency Contracts	—	(131,876)	—	(131,876)

Total Liabilities	$—	$(131,876)	$—	$(131,876)

Total	$245,310,336	$4,376,586	$—	$249,686,922

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$8,085

Total		$8,085

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(131,876)

Total		$(131,876)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.5%

	Shares	Market Value
Equity Funds 87.5%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	7,268	$142,301
DFA Real Estate Securities Portfolio, Institutional Class	3,842	109,393
DFA U.S. Core Equity 1 Portfolio, Institutional Class	31,079	523,058
DFA U.S. Small Cap Portfolio, Institutional Class	8,169	255,118
DFA VA International Small Portfolio	17,362	222,580
DFA VA International Value Portfolio	31,562	421,359
DFA VA U.S. Large Value Portfolio	17,155	381,700

Total Equity Funds (cost $1,803,154)		2,055,509

Fixed Income Funds 11.3%
DFA VA Global Bond Portfolio	13,323	142,952
DFA VA Short-Term Fixed Portfolio	11,967	122,064

Total Fixed Income Funds (cost $266,596)		265,016

Money Market Fund 1.7%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	40,266	40,266

Total Money Market Fund (cost $40,266)		40,266

Total Mutual Funds (cost $2,110,016)		2,360,791

Total Investments (cost $2,110,016) (c) — 100.5%		2,360,791
Liabilities in excess of other assets — (0.5)%		(12,010)

NET ASSETS — 100.0%		$2,348,781

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	Investment in affiliate.
(c)	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,110,649, tax unrealized appreciation and depreciation were $253,002 and $(2,860), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 100.3%

	Shares	Market Value
Equity Funds 68.7%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	58,793	$989,491
DFA U.S. Small Cap Portfolio, Institutional Class	13,543	422,959
DFA VA International Small Portfolio	37,046	474,934
DFA VA International Value Portfolio	63,987	854,230
DFA VA U.S. Large Value Portfolio	28,427	632,508

Total Equity Funds (cost $3,015,171)		3,374,122

Fixed Income Funds 29.8%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	60,492	751,313
DFA VA Short-Term Fixed Portfolio	69,475	708,643

Total Fixed Income Funds (cost $1,473,578)		1,459,956

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	88,260	88,260

Total Money Market Fund (cost $88,260)		88,260

Total Mutual Funds (cost $4,577,009)		4,922,338

Total Investments (cost $4,577,009) (c) — 100.3%		4,922,338
Liabilities in excess of other assets — (0.3)%		(12,988)

NET ASSETS — 100.0%		$4,909,350

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	Investment in affiliate.
(c)	At March 31, 2014, the tax basis cost of the Fund’s investments was $4,578,159, tax unrealized appreciation and depreciation were $357,844 and $(13,665), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.7%

	Shares	Market Value
Aerospace & Defense 5.1%
Boeing Co. (The)	68,000	$8,533,320
Raytheon Co.	40,000	3,951,600

		12,484,920

Banks 0.4%
Wells Fargo & Co.	20,000	994,800

Chemicals 1.8%
Scotts Miracle-Gro Co. (The), Class A	70,000	4,289,600

Commercial Services & Supplies 1.0%
Covanta Holding Corp.	130,000	2,346,500

Containers & Packaging 2.6%
Sealed Air Corp.	190,000	6,245,300

Diversified Financial Services 7.8%
Berkshire Hathaway, Inc., Class B*	75,000	9,372,750
JPMorgan Chase & Co.	160,000	9,713,600

		19,086,350

Electrical Equipment 3.1%
ABB Ltd., ADR-CH*	195,000	5,029,050
Rockwell Automation, Inc.	20,000	2,491,000

		7,520,050

Energy Equipment & Services 3.2%
Schlumberger Ltd.	80,000	7,800,000

Food Products 6.5%
ConAgra Foods, Inc.	200,000	6,206,000
Kraft Foods Group, Inc.	80,000	4,488,000
Mondelez International, Inc., Class A	150,000	5,182,500

		15,876,500

Gas Utilities 2.1%
National Fuel Gas Co.	75,000	5,253,000

Health Care Equipment & Supplies 2.0%
Hill-Rom Holdings, Inc.	130,000	5,010,200

Health Care Providers & Services 10.5%
Aetna, Inc.	80,000	5,997,600
Cardinal Health, Inc.	115,000	8,047,700
HCA Holdings, Inc.*	155,000	8,137,500
Henry Schein, Inc.*	30,000	3,581,100

		25,763,900

Hotels, Restaurants & Leisure 4.4%
Hyatt Hotels Corp., Class A*	130,000	6,995,300
SeaWorld Entertainment, Inc.	125,000	3,778,750

		10,774,050

Household Products 2.4%
Procter & Gamble Co. (The)	73,000	5,883,800

Industrial Conglomerates 3.1%
3M Co.	55,000	7,461,300

Internet Software & Services 2.8%
eBay, Inc.*	125,000	6,905,000

Leisure Products 2.5%
Mattel, Inc.	150,000	6,016,500

Machinery 1.5%
Stanley Black & Decker, Inc.	45,000	3,655,800

Media 3.0%
Omnicom Group, Inc.	100,000	7,260,000

Metals & Mining 3.2%
Carpenter Technology Corp.	120,000	7,924,800

Oil, Gas & Consumable Fuels 5.6%
Cenovus Energy, Inc.	250,000	7,240,000
Range Resources Corp.	79,000	6,554,630

		13,794,630

Pharmaceuticals 3.2%
Pfizer, Inc.	240,000	7,708,800

Professional Services 2.6%
Nielsen Holdings NV	145,000	6,471,350

Road & Rail 5.7%
CSX Corp.	255,000	7,387,350
Hertz Global Holdings, Inc.*	250,000	6,660,000

		14,047,350

Software 5.8%
Activision Blizzard, Inc.	320,000	6,540,800
Microsoft Corp.	185,000	7,583,150

		14,123,950

Specialty Retail 2.4%
Bed Bath & Beyond, Inc.*	85,000	5,848,000

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	10,000	5,367,400

Textiles, Apparel & Luxury Goods 2.2%
Hanesbrands, Inc.	70,000	5,353,600

Total Common Stocks (cost $188,036,605)		241,267,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(a)	3,387,488	$3,387,488

Total Mutual Fund (cost $3,387,488)		3,387,488

Total Investments (cost $191,424,093) (b) — 100.1%		244,654,938
Liabilities in excess of other assets — (0.1%)		(130,850)

NET ASSETS — 100.0%		$244,524,088

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $191,615,856, tax unrealized appreciation and depreciation were $54,434,617 and $(1,395,535), respectively.

ADR	American Depositary Receipt
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.6%

	Shares	Market Value
Airlines 2.0%
Ryanair Holdings PLC, ADR-IE*	63,182	$3,715,733

Auto Components 2.0%
BorgWarner, Inc.	60,204	3,700,740

Banks 3.2%
U.S. Bancorp	137,323	5,885,664

Biotechnology 0.9%
Novozymes A/S, Class B	36,479	1,603,579

Capital Markets 2.3%
Lazard Ltd., Class A	90,295	4,251,991

Chemicals 2.0%
Praxair, Inc.	27,896	3,653,539

Commercial Services & Supplies 1.3%
Herman Miller, Inc.	78,189	2,512,213

Consumer Finance 5.0%
American Express Co.	102,989	9,272,100

Diversified Financial Services 1.8%
IntercontinentalExchange Group, Inc.	17,319	3,426,218

Diversified Telecommunication Services 1.3%
tw telecom, Inc.*	79,687	2,491,016

Energy Equipment & Services 2.6%
Schlumberger Ltd.	49,325	4,809,187

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	41,766	4,664,427

Food Products 7.1%
J.M. Smucker Co. (The)	48,559	4,721,877
McCormick & Co., Inc., Non-Voting Shares	25,954	1,861,940
Unilever NV, NYRS-NL	163,052	6,704,698

		13,288,515

Health Care Equipment & Supplies 8.3%
Abbott Laboratories	107,799	4,151,340
Becton, Dickinson and Co.	47,856	5,602,980
Covidien PLC	76,171	5,610,756

		15,365,076

Household Durables 5.0%
Newell Rubbermaid, Inc.	312,545	9,345,095

Household Products 2.5%
Procter & Gamble Co. (The)	58,018	4,676,251

Industrial Conglomerates 8.0%
3M Co.	49,124	6,664,162
Danaher Corp.	110,156	8,261,700

		14,925,862

Information Technology Services 1.4%
MasterCard, Inc., Class A	34,330	2,564,451

Insurance 3.1%
Progressive Corp. (The)	235,345	5,700,056

Internet Software & Services 2.7%
eBay, Inc.*	90,495	4,998,944

Machinery 1.5%
Pall Corp.	31,425	2,811,595

Media 1.4%
Scripps Networks Interactive, Inc., Class A	33,503	2,543,213

Metals & Mining 2.0%
Nucor Corp.	72,434	3,660,814

Oil, Gas & Consumable Fuels 4.3%
Cimarex Energy Co.	16,666	1,985,087
Noble Energy, Inc.	84,563	6,007,356

		7,992,443

Pharmaceuticals 3.0%
Roche Holding AG, ADR-CH	148,783	5,612,095

Professional Services 2.0%
Robert Half International, Inc.	90,277	3,787,120

Road & Rail 1.9%
J.B. Hunt Transport Services, Inc.	50,411	3,625,559

Semiconductors & Semiconductor Equipment 8.0%
Microchip Technology, Inc.	106,516	5,087,204
Texas Instruments, Inc.	209,341	9,870,428

		14,957,632

Software 3.8%
Intuit, Inc.	90,628	7,044,514

Specialty Retail 4.2%
O’Reilly Automotive, Inc.*	20,848	3,093,635
TJX Cos., Inc. (The)	78,025	4,732,216

		7,825,851

Trading Companies & Distributors 1.5%
W.W. Grainger, Inc.	11,211	2,832,571

Total Common Stocks (cost $130,465,128)		183,544,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(a)	2,902,839	$2,902,839

Total Mutual Fund (cost $2,902,839)		2,902,839

Total Investments (cost $133,367,967) (b) — 100.2%		186,446,903
Liabilities in excess of other assets — (0.2%)		(296,208)

NET ASSETS — 100.0%		$186,150,695

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $133,769,780, tax unrealized appreciation and depreciation were $52,866,899 and $(189,776), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$3,715,733	$—	$—	$3,715,733
Auto Components	3,700,740	—	—	3,700,740
Banks	5,885,664	—	—	5,885,664
Biotechnology	—	1,603,579	—	1,603,579
Capital Markets	4,251,991	—	—	4,251,991
Chemicals	3,653,539	—	—	3,653,539
Commercial Services & Supplies	2,512,213	—	—	2,512,213
Consumer Finance	9,272,100	—	—	9,272,100
Diversified Financial Services	3,426,218	—	—	3,426,218
Diversified Telecommunication Services	2,491,016	—	—	2,491,016
Energy Equipment & Services	4,809,187	—	—	4,809,187
Food & Staples Retailing	4,664,427	—	—	4,664,427
Food Products	13,288,515	—	—	13,288,515
Health Care Equipment & Supplies	15,365,076	—	—	15,365,076
Household Durables	9,345,095	—	—	9,345,095
Household Products	4,676,251	—	—	4,676,251
Industrial Conglomerates	14,925,862	—	—	14,925,862
Information Technology Services	2,564,451	—	—	2,564,451
Insurance	5,700,056	—	—	5,700,056
Internet Software & Services	4,998,944	—	—	4,998,944
Machinery	2,811,595	—	—	2,811,595
Media	2,543,213	—	—	2,543,213
Metals & Mining	3,660,814	—	—	3,660,814

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$7,992,443	$—	$—	$7,992,443
Pharmaceuticals	5,612,095	—	—	5,612,095
Professional Services	3,787,120	—	—	3,787,120
Road & Rail	3,625,559	—	—	3,625,559
Semiconductors & Semiconductor Equipment	14,957,632	—	—	14,957,632
Software	7,044,514	—	—	7,044,514
Specialty Retail	7,825,851	—	—	7,825,851
Trading Companies & Distributors	2,832,571	—	—	2,832,571

Total Common Stocks	$181,940,485	$1,603,579	$—	$183,544,064

Mutual Fund	2,902,839	—	—	2,902,839

Total	$184,843,324	$1,603,579	$—	$186,446,903

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,500,000	$1,503,069
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	2,000,000	2,057,995
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A4, 1.18%, 06/17/19	1,500,000	1,495,755

		5,056,819

Credit Card 0.2%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	1,000,000	999,937
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,278,690
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,220,857

		3,499,484

Total Asset-Backed Securities (cost $8,561,054)		8,556,303

Commercial Mortgage Backed Securities 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,493,778
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,991,000	2,009,219
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.13%, 12/10/49(a)	3,271,583	3,680,787
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,539,144
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.77%, 05/15/46(a)	2,080,000	2,297,755
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,750,000	1,950,133
Series 2007-GG9, Class AM, 5.48%, 03/10/39	3,000,000	3,217,891
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,529,620
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	2,333,168
Series 2006-LDP7, Class A4, 5.84%, 04/15/45(a)	3,339,000	3,628,037
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,271,913
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	460,169
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,011,714
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.89%, 08/12/49(a)	800,000	893,710
Morgan Stanley Capital I, Inc. Series 2007-IQ14, Class A4, 5.69%, 04/15/49(a)	1,500,000	1,651,410
Series 2012-C4, Class A2, 2.11%, 03/15/45	1,000,000	1,018,786
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.72%, 05/15/43(a)	800,000	872,084
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,170,215
Series 2007-C33, Class A4, 5.95%, 02/15/51(a)	1,945,000	2,138,305

Total Commercial Mortgage Backed Securities (cost $35,640,299)		39,167,838

Corporate Bonds 24.7%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Capital Corp. 2.90%, 08/15/18	400,000	419,524
4.70%, 10/27/19	250,000	279,748
Boeing Co. (The), 4.88%, 02/15/20	500,000	559,973
Embraer SA, 5.15%, 06/15/22(b)	350,000	363,919
General Dynamics Corp. 1.00%, 11/15/17	500,000	491,249
3.88%, 07/15/21	100,000	105,654
L-3 Communications Corp. 3.95%, 11/15/16	150,000	159,952
5.20%, 10/15/19	500,000	545,485
4.95%, 02/15/21	250,000	267,778

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Lockheed Martin Corp., 4.07%, 12/15/42	$643,000	$601,995
Northrop Grumman Corp. 3.50%, 03/15/21	500,000	507,578
4.75%, 06/01/43	250,000	250,533
Raytheon Co. 6.40%, 12/15/18	206,000	242,176
3.13%, 10/15/20	250,000	253,874
4.70%, 12/15/41	150,000	156,759
United Technologies Corp. 4.88%, 05/01/15	545,000	571,322
1.80%, 06/01/17	600,000	610,402
4.50%, 04/15/20	750,000	831,160
6.13%, 07/15/38	400,000	500,477
4.50%, 06/01/42	500,000	508,322

		8,227,880

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(c)	485,200	521,590
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	341,387	348,215
Southwest Airlines Co., 5.13%, 03/01/17	147,000	161,288
United Airlines Pass Through Trust Series 2009-2A, 9.75%, 07/15/18	300,487	344,809
Series 2013-1, Class A, 4.30%, 02/15/27	500,000	510,650

		1,886,552

Auto Components 0.1%
Delphi Corp., 4.15%, 03/15/24	475,000	475,579
Johnson Controls, Inc. 4.25%, 03/01/21	150,000	160,708
3.75%, 12/01/21	600,000	620,825

		1,257,112

Automobiles 0.2%
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	371,294
Ford Motor Co. 7.45%, 07/16/31	500,000	642,925
4.75%, 01/15/43	350,000	338,979
Toyota Motor Credit Corp. 0.88%, 07/17/15	400,000	402,853
2.80%, 01/11/16	600,000	623,664
2.00%, 10/24/18	500,000	499,063
2.10%, 01/17/19	650,000	647,252
3.30%, 01/12/22	500,000	504,625

		4,030,655

Banks 3.1%
Abbey National Treasury Services PLC 4.00%, 04/27/16	200,000	212,286
4.00%, 03/13/24	500,000	504,309
American Express Centurion Bank, 0.88%, 11/13/15	500,000	501,879
Bank of America NA 6.00%, 06/15/16	295,000	325,103
5.30%, 03/15/17	200,000	220,150
Bank of Montreal, 1.45%, 04/09/18	750,000	738,061
Bank of New York Mellon Corp. (The) 2.30%, 07/28/16	200,000	206,786
1.30%, 01/25/18	500,000	490,589
Bank of Nova Scotia 2.05%, 10/07/15	500,000	511,118
2.90%, 03/29/16	700,000	729,938
1.45%, 04/25/18	500,000	490,440
Bank One Corp., 8.00%, 04/29/27	290,000	380,840
Barclays Bank PLC 5.13%, 01/08/20	500,000	559,680
5.14%, 10/14/20	250,000	266,042
BB&T Corp. 3.20%, 03/15/16	500,000	522,475
2.15%, 03/22/17	850,000	868,755
2.05%, 06/19/18	750,000	749,896
BBVA US Senior SAU, 4.66%, 10/09/15	350,000	367,844
BNP Paribas SA 3.60%, 02/23/16	750,000	787,844
1.25%, 12/12/16	750,000	750,205
2.70%, 08/20/18	500,000	510,106
5.00%, 01/15/21	250,000	277,645
3.25%, 03/03/23	500,000	485,835
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16(b)	500,000	505,225
Capital One Financial Corp. 5.25%, 02/21/17	304,000	333,524
4.75%, 07/15/21	800,000	875,909
Capital One NA, 1.50%, 03/22/18(b)	300,000	293,592
Comerica, Inc., 4.80%, 05/01/15	177,000	184,249
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	507,772
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	250,000	256,023
3.38%, 01/19/17	500,000	529,950
1.70%, 03/19/18	750,000	744,017
2.25%, 01/14/19	750,000	747,861
3.88%, 02/08/22	500,000	517,114
4.63%, 12/01/23	250,000	256,864
5.25%, 05/24/41	175,000	188,930
5.75%, 12/01/43	250,000	271,612
Credit Suisse, 4.38%, 08/05/20	400,000	431,925
Discover Bank 7.00%, 04/15/20	400,000	471,896
4.20%, 08/08/23	500,000	512,644
Export-Import Bank of Korea 4.00%, 01/29/21(b)	600,000	632,034
5.00%, 04/11/22(b)	500,000	560,436
Fifth Third Bancorp 3.63%, 01/25/16	750,000	787,180
3.50%, 03/15/22	700,000	700,261
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	275,017
HSBC Holdings PLC 5.10%, 04/05/21	500,000	560,051
4.88%, 01/14/22	500,000	547,361
4.25%, 03/14/24	1,250,000	1,247,519
6.50%, 05/02/36	400,000	470,359
6.50%, 09/15/37	600,000	710,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
HSBC USA, Inc., 2.63%, 09/24/18	$500,000	$511,517
Intesa Sanpaolo SpA 2.38%, 01/13/17	500,000	501,279
3.88%, 01/16/18	500,000	517,108
JPMorgan Chase Bank NA 6.00%, 07/05/17	2,210,000	2,507,491
6.00%, 10/01/17	1,000,000	1,139,118
KeyBank NA, 6.95%, 02/01/28	225,000	274,885
KeyCorp, 2.30%, 12/13/18	500,000	499,255
Korea Development Bank (The), 3.25%, 03/09/16	700,000	729,375
Korea Finance Corp., 4.63%, 11/16/21	200,000	216,256
Kreditanstalt fuer Wiederaufbau 0.63%, 04/24/15	500,000	502,005
4.38%, 07/21/15	2,145,000	2,259,470
2.63%, 02/16/16	500,000	520,291
5.13%, 03/14/16	350,000	381,614
0.50%, 04/19/16	2,000,000	1,999,997
2.00%, 06/01/16	500,000	515,771
0.88%, 09/05/17	1,000,000	991,167
4.38%, 03/15/18	600,000	668,279
Kreditanstalt fuer Wiederaufbau 1.00%, 06/11/18(b)	2,500,000	2,452,108
2.75%, 09/08/20	400,000	409,541
2.00%, 10/04/22	1,000,000	942,318
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	258,112
5.13%, 02/01/17(b)	750,000	836,061
1.00%, 04/04/18	1,000,000	980,745
Lloyds Bank PLC, 2.30%, 11/27/18(b)	750,000	750,549
Manufacturers & Traders Trust Co., 1.45%, 03/07/18	500,000	489,229
National Australia Bank Ltd. 1.60%, 08/07/15	500,000	506,420
1.30%, 07/25/16	500,000	504,110
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	350,000	377,635
PNC Bank NA 2.95%, 01/30/23	250,000	237,720
3.80%, 07/25/23	500,000	503,323
PNC Funding Corp. 5.25%, 11/15/15	354,000	378,359
2.70%, 09/19/16	500,000	520,487
5.13%, 02/08/20	500,000	563,917
Royal Bank of Canada 2.88%, 04/19/16	500,000	521,931
1.45%, 09/09/16	500,000	507,031
1.20%, 01/23/17	750,000	750,433
2.20%, 07/27/18	500,000	504,458
Royal Bank of Scotland PLC (The) 4.38%, 03/16/16	1,000,000	1,062,500
5.63%, 08/24/20	500,000	565,157
Societe Generale SA, 2.75%, 10/12/17	250,000	256,102
State Street Corp. 4.38%, 03/07/21	600,000	663,327
3.70%, 11/20/23	500,000	504,657
Sumitomo Mitsui Banking Corp. 2.45%, 01/10/19	1,000,000	1,008,171
3.00%, 01/18/23	500,000	482,147
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	157,488
3.50%, 01/20/17	550,000	579,567
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	503,718
Toronto-Dominion Bank (The) 2.38%, 10/19/16	250,000	259,511
1.40%, 04/30/18	750,000	736,137
UBS Preferred Funding Trust V, 6.24%, 05/15/16(d)	250,000	265,000
Union Bank NA, 1.50%, 09/26/16	500,000	507,218
US Bancorp 1.65%, 05/15/17	500,000	505,956
1.95%, 11/15/18	500,000	498,172
4.13%, 05/24/21	150,000	160,628
US Bank NA, 4.80%, 04/15/15	133,000	138,802
Wells Fargo & Co. 1.50%, 07/01/15	1,000,000	1,012,763
3.68%, 06/15/16(e)	1,500,000	1,592,543
5.13%, 09/15/16	206,000	225,567
1.50%, 01/16/18	750,000	741,980
2.15%, 01/15/19	500,000	499,696
4.60%, 04/01/21	500,000	550,986
5.38%, 02/07/35	457,000	516,955
5.38%, 11/02/43	250,000	263,746
5.61%, 01/15/44	1,138,000	1,233,586
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	275,000
Westpac Banking Corp. 1.60%, 01/12/18	500,000	496,127
2.25%, 07/30/18	500,000	502,810
2.25%, 01/17/19	750,000	747,858

		70,821,195

Beverages 0.6%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	236,000	263,067
5.75%, 04/01/36	324,000	381,384
6.00%, 11/01/41	147,000	182,820
Anheuser-Busch InBev Finance, Inc. 4.00%, 01/17/43	500,000	465,492
4.63%, 02/01/44	650,000	665,812
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	260,302
1.38%, 07/15/17	1,000,000	1,003,076
7.75%, 01/15/19	1,000,000	1,242,236
5.00%, 04/15/20	275,000	309,780
4.38%, 02/15/21	150,000	163,639
Beam, Inc., 5.38%, 01/15/16	48,000	51,462
Coca-Cola Co.(The) 1.80%, 09/01/16	480,000	492,135
0.75%, 11/01/16	1,000,000	1,001,017
1.15%, 04/01/18	500,000	493,562
3.15%, 11/15/20	450,000	461,825
3.20%, 11/01/23	550,000	542,640
Diageo Capital PLC 1.13%, 04/29/18	750,000	729,830
4.83%, 07/15/20	600,000	669,162
2.63%, 04/29/23	500,000	464,595

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
Diageo Finance BV, 5.30%, 10/28/15	$649,000	$697,217
Dr Pepper Snapple Group, Inc. 2.90%, 01/15/16	250,000	259,411
2.70%, 11/15/22	250,000	234,794
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	261,776
Pepsi Bottling Group, Inc. (The), 7.00%, 03/01/29	206,000	269,580
PepsiCo, Inc. 2.50%, 05/10/16	400,000	414,660
7.90%, 11/01/18	700,000	877,239
2.25%, 01/07/19(b)	500,000	503,529
3.13%, 11/01/20	300,000	306,847
5.50%, 01/15/40	250,000	285,565

		13,954,454

Biotechnology 0.3%
Amgen, Inc. 2.30%, 06/15/16	250,000	257,495
3.45%, 10/01/20	600,000	617,141
6.40%, 02/01/39	600,000	732,752
5.15%, 11/15/41	400,000	410,362
5.38%, 05/15/43	300,000	322,153
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	157,500
Celgene Corp. 3.95%, 10/15/20	400,000	419,406
3.25%, 08/15/22	300,000	293,646
4.00%, 08/15/23	500,000	508,813
Genentech, Inc., 5.25%, 07/15/35	88,000	98,836
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	105,153
4.50%, 04/01/21	200,000	218,743
4.40%, 12/01/21	600,000	649,216
3.70%, 04/01/24	1,000,000	1,002,081
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	500,000	533,750

		6,327,047

Building Products 0.0%†
Owens Corning 9.00%, 06/15/19	17,000	21,165
4.20%, 12/15/22	250,000	249,547

		270,712

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	170,304
Bear Stearns Cos. LLC (The) 5.30%, 10/30/15	177,000	189,295
4.65%, 07/02/18	354,000	388,172
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	201,121
Credit Suisse USA, Inc. 5.85%, 08/16/16	400,000	445,109
7.13%, 07/15/32	555,000	751,549
Deutsche Bank AG 3.25%, 01/11/16	775,000	807,927
1.40%, 02/13/17	750,000	750,440
2.50%, 02/13/19	450,000	451,368
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	479,745
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/16	577,000	621,138
3.63%, 02/07/16	1,105,000	1,156,829
5.63%, 01/15/17	1,000,000	1,103,388
2.38%, 01/22/18	1,500,000	1,509,877
2.90%, 07/19/18	500,000	509,863
6.00%, 06/15/20	1,000,000	1,149,417
5.25%, 07/27/21	500,000	554,174
5.75%, 01/24/22	500,000	566,960
3.63%, 01/22/23	750,000	738,330
4.00%, 03/03/24	375,000	372,733
6.13%, 02/15/33	1,150,000	1,336,694
6.75%, 10/01/37	500,000	569,202
Jefferies Group, Inc. 5.13%, 04/13/18	500,000	543,325
5.13%, 01/20/23	250,000	262,633
Morgan Stanley 6.00%, 04/28/15	250,000	263,952
3.45%, 11/02/15	450,000	467,749
1.75%, 02/25/16	500,000	506,829
3.80%, 04/29/16	275,000	289,995
5.45%, 01/09/17	1,325,000	1,463,286
2.13%, 04/25/18	1,200,000	1,197,758
2.50%, 01/24/19	650,000	646,684
7.30%, 05/13/19	700,000	848,151
5.63%, 09/23/19	1,000,000	1,136,792
5.75%, 01/25/21	300,000	343,224
5.50%, 07/28/21	250,000	281,951
4.88%, 11/01/22	500,000	526,129
4.10%, 05/22/23	650,000	642,441
7.25%, 04/01/32	324,000	423,306
Nomura Holdings, Inc. 4.13%, 01/19/16	400,000	420,049
2.00%, 09/13/16	500,000	504,175
UBS AG 5.88%, 07/15/16	1,121,000	1,238,128
5.88%, 12/20/17	350,000	401,020

		27,231,212

Chemicals 0.5%
CF Industries, Inc. 3.45%, 06/01/23	550,000	530,887
5.15%, 03/15/34	750,000	775,020
Dow Chemical Co. (The) 4.25%, 11/15/20	400,000	424,042
4.13%, 11/15/21	1,150,000	1,203,581
9.40%, 05/15/39	260,000	412,846
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	385,000	424,887
2.80%, 02/15/23	250,000	237,039
4.90%, 01/15/41	300,000	320,688
Eastman Chemical Co. 3.00%, 12/15/15	250,000	258,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
3.60%, 08/15/22	$600,000	$596,791
Ecolab, Inc. 3.00%, 12/08/16	1,000,000	1,050,312
4.35%, 12/08/21	150,000	161,930
Lubrizol Corp., 6.50%, 10/01/34	147,000	186,409
LYB International Finance BV, 4.00%, 07/15/23	500,000	510,710
LyondellBasell Industries NV 5.00%, 04/15/19	500,000	553,750
6.00%, 11/15/21	500,000	582,500
Mosaic Co. (The) 3.75%, 11/15/21	250,000	252,565
4.25%, 11/15/23	750,000	767,564
PPG Industries, Inc., 3.60%, 11/15/20	500,000	510,535
Praxair, Inc. 4.05%, 03/15/21	200,000	214,063
3.00%, 09/01/21	450,000	449,863
RPM International, Inc., 3.45%, 11/15/22	350,000	331,554

		10,755,941

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	348,878
Pitney Bowes, Inc. 4.75%, 05/15/18	88,000	93,909
4.63%, 03/15/24	500,000	496,468
Republic Services, Inc., 5.25%, 11/15/21	800,000	896,589
Science Applications International Corp., 5.50%, 07/01/33	177,000	167,810
Waste Management, Inc., 7.00%, 07/15/28	162,000	205,617

		2,209,271

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	243,743
Cisco Systems, Inc. 5.50%, 02/22/16	425,000	464,754
4.95%, 02/15/19	200,000	226,302
2.13%, 03/01/19	750,000	749,711
3.63%, 03/04/24	650,000	657,051
5.90%, 02/15/39	500,000	591,847
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	250,002
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	255,193

		3,438,603

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	99,021

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	429,222

Consumer Finance 0.5%
Air Lease Corp., 3.38%, 01/15/19	500,000	507,500
American Express Co. 6.15%, 08/28/17	200,000	230,381
1.55%, 05/22/18	750,000	737,155
2.65%, 12/02/22	971,000	922,737
6.80%, 09/01/66(a)	290,000	313,200
American Express Credit Corp., 2.75%, 09/15/15	500,000	515,275
Ford Motor Credit Co. LLC 2.50%, 01/15/16	250,000	256,745
1.70%, 05/09/16	500,000	505,375
1.50%, 01/17/17	1,000,000	997,837
4.25%, 02/03/17	1,000,000	1,072,847
3.00%, 06/12/17	350,000	363,309
2.38%, 03/12/19	750,000	743,483
5.88%, 08/02/21	1,000,000	1,147,157
HSBC Finance Corp., 6.68%, 01/15/21	895,000	1,044,994
John Deere Capital Corp. 1.30%, 03/12/18	750,000	739,648
1.95%, 12/13/18	1,000,000	996,283
ORIX Corp., 5.00%, 01/12/16	200,000	213,260

		11,307,186

Containers & Packaging 0.0%†
Packaging Corp. of America, 4.50%, 11/01/23	250,000	259,970

Distributors 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	254,506
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	109,351

		363,857

Diversified Financial Services 2.2%
AEP Texas Central Transition Funding LLC, 5.17%, 01/01/18	1,400,000	1,542,787
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	100,390
Associates Corp. of North America, 6.95%, 11/01/18	339,000	403,325
AXA Financial, Inc., 7.00%, 04/01/28	133,000	152,657
Bank of America Corp. 4.75%, 08/01/15	619,000	651,222
5.25%, 12/01/15	737,000	785,680
3.75%, 07/12/16	750,000	793,653
5.63%, 10/14/16	1,460,000	1,613,599
3.88%, 03/22/17	500,000	533,024
2.00%, 01/11/18	600,000	598,191
5.65%, 05/01/18	3,200,000	3,621,170
2.60%, 01/15/19	500,000	501,711
5.63%, 07/01/20	1,000,000	1,138,455
5.00%, 05/13/21	700,000	770,921
5.70%, 01/24/22	750,000	856,644
3.30%, 01/11/23	500,000	480,958
4.10%, 07/24/23	750,000	760,152
4.00%, 04/01/24	350,000	349,303
5.88%, 02/07/42	250,000	288,227
5.00%, 01/21/44	600,000	609,682
Block Financial LLC, 5.50%, 11/01/22(b)	250,000	266,257
Citigroup, Inc. 5.30%, 01/07/16	1,979,000	2,124,623
3.95%, 06/15/16	450,000	476,913
5.85%, 08/02/16	413,000	456,595
4.45%, 01/10/17	1,000,000	1,078,329
6.13%, 11/21/17	500,000	572,129
1.75%, 05/01/18	1,000,000	982,413
8.50%, 05/22/19	500,000	636,444
5.38%, 08/09/20	250,000	281,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
4.50%, 01/14/22	$650,000	$685,998
3.88%, 10/25/23	1,750,000	1,734,868
6.63%, 06/15/32	333,000	382,556
5.88%, 02/22/33	118,000	124,922
8.13%, 07/15/39	350,000	501,639
6.68%, 09/13/43	250,000	290,310
General Electric Capital Corp. 2.25%, 11/09/15	250,000	256,800
1.00%, 01/08/16	750,000	755,518
5.00%, 01/08/16	295,000	317,304
1.50%, 07/12/16	500,000	507,532
5.40%, 02/15/17	585,000	654,396
2.30%, 04/27/17	1,000,000	1,029,998
5.63%, 09/15/17	1,100,000	1,247,672
1.60%, 11/20/17	1,000,000	1,004,967
5.63%, 05/01/18	1,000,000	1,142,811
5.30%, 02/11/21	350,000	393,204
4.65%, 10/17/21	300,000	329,681
3.10%, 01/09/23	500,000	488,161
6.75%, 03/15/32	1,128,000	1,448,666
6.15%, 08/07/37	1,200,000	1,457,355
6.38%, 11/15/67(a)	275,000	302,500
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	257,966
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	500,000	519,108
JPMorgan Chase & Co. 5.15%, 10/01/15	501,000	532,382
1.10%, 10/15/15	500,000	502,281
3.15%, 07/05/16	350,000	366,337
1.35%, 02/15/17	750,000	749,390
1.80%, 01/25/18	1,000,000	998,043
4.25%, 10/15/20	350,000	374,638
4.63%, 05/10/21	500,000	546,116
3.25%, 09/23/22	1,000,000	985,091
3.38%, 05/01/23	1,250,000	1,183,275
5.60%, 07/15/41	400,000	453,256
5.40%, 01/06/42	500,000	550,940
4.85%, 02/01/44	500,000	511,441
Leucadia National Corp., 5.50%, 10/18/23	250,000	259,880
Moody’s Corp. 4.50%, 09/01/22	150,000	155,043
4.88%, 02/15/24	250,000	262,384
Murray Street Investment Trust I, 4.65%, 03/09/17(e)	750,000	811,218
National Rural Utilities Cooperative Finance Corp. 5.45%, 04/10/17	850,000	954,951
8.00%, 03/01/32	159,000	223,351
Shell International Finance BV, 2.00%, 11/15/18	750,000	751,213
Western Union Co. (The), 6.20%, 11/17/36	300,000	295,811

		50,728,002

Diversified Telecommunication Services 1.2%
AT&T, Inc. 2.40%, 08/15/16	1,500,000	1,548,628
1.60%, 02/15/17	500,000	503,517
2.38%, 11/27/18	425,000	427,268
4.45%, 05/15/21	350,000	378,693
6.50%, 09/01/37	247,000	289,945
6.30%, 01/15/38	250,000	285,916
6.55%, 02/15/39	410,000	487,611
5.35%, 09/01/40	395,000	403,092
5.55%, 08/15/41	400,000	417,530
4.30%, 12/15/42	603,000	533,473
4.35%, 06/15/45	1,673,000	1,471,822
British Telecommunications PLC 5.95%, 01/15/18	750,000	854,555
2.35%, 02/14/19	750,000	745,636
9.63%, 12/15/30	250,000	385,146
Corning, Inc. 4.25%, 08/15/20	250,000	271,406
4.70%, 03/15/37	250,000	255,802
Deutsche Telekom International Finance BV 5.75%, 03/23/16	697,000	762,364
8.65%, 06/15/30	619,000	891,546
Embarq Corp., 8.00%, 06/01/36	550,000	576,296
France Telecom SA 9.00%, 03/01/31	407,000	587,989
5.38%, 01/13/42	250,000	256,146
GTE Corp., 6.94%, 04/15/28	147,000	178,271
Telefonica Emisiones SAU 6.42%, 06/20/16	1,770,000	1,959,349
5.46%, 02/16/21	250,000	274,516
4.57%, 04/27/23	1,050,000	1,072,307
Verizon Communications, Inc. 4.90%, 09/15/15	590,000	626,038
2.50%, 09/15/16	1,000,000	1,035,224
6.35%, 04/01/19	450,000	530,797
4.60%, 04/01/21	500,000	542,110
2.45%, 11/01/22(b)	500,000	455,645
5.15%, 09/15/23	2,000,000	2,186,987
4.15%, 03/15/24	1,000,000	1,015,948
6.40%, 09/15/33	750,000	887,293
5.05%, 03/15/34	500,000	512,937
5.85%, 09/15/35	118,000	131,167
6.00%, 04/01/41	250,000	283,345
6.55%, 09/15/43	2,000,000	2,419,889
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,572,071

		28,018,275

Electric Utilities 1.5%
Alabama Power Co., 5.70%, 02/15/33	574,000	674,147
Ameren Illinois Co., 2.70%, 09/01/22	450,000	436,288
Appalachian Power Co., 5.80%, 10/01/35	206,000	234,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Arizona Public Service Co., 5.50%, 09/01/35	$215,000	$247,376
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,269,896
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	453,235
CMS Energy Corp., 4.70%, 03/31/43	300,000	298,979
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/15	177,000	190,771
5.85%, 04/01/18	1,000,000	1,148,216
5.88%, 04/01/33	118,000	136,984
3.95%, 03/01/43	500,000	454,546
Dominion Resources, Inc. 8.88%, 01/15/19	250,000	317,751
5.20%, 08/15/19	200,000	223,937
6.30%, 03/15/33	10,000	12,097
5.95%, 06/15/35	251,000	293,695
4.90%, 08/01/41	200,000	204,984
DTE Energy Co., 6.35%, 06/01/16	913,000	1,015,706
Duke Energy Carolinas LLC 3.90%, 06/15/21	100,000	107,027
4.25%, 12/15/41	300,000	295,369
Duke Energy Corp. 2.10%, 06/15/18	500,000	501,336
5.05%, 09/15/19	1,200,000	1,343,755
3.05%, 08/15/22	350,000	340,777
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	210,718
Duke Energy Ohio, Inc., 5.40%, 06/15/33	74,000	81,330
Edison International, 3.75%, 09/15/17	500,000	532,835
Entergy Corp., 5.13%, 09/15/20	400,000	428,569
Exelon Corp. 4.90%, 06/15/15	413,000	432,671
5.63%, 06/15/35	836,000	897,364
Florida Power & Light Co. 5.85%, 02/01/33	100,000	117,491
5.95%, 10/01/33	77,000	94,394
5.40%, 09/01/35	130,000	149,756
5.65%, 02/01/37	450,000	533,658
4.13%, 02/01/42	250,000	241,900
Florida Power Corp., 5.90%, 03/01/33	318,000	366,248
Georgia Power Co., 4.30%, 03/15/42	500,000	482,935
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	108,058
Indiana Michigan Power Co., 3.20%, 03/15/23	500,000	482,041
Jersey Central Power & Light Co., 7.35%, 02/01/19(b)	500,000	595,487
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	720,122
MidAmerican Energy Co. 3.70%, 09/15/23	500,000	511,039
5.80%, 10/15/36	550,000	661,473
MidAmerican Energy Holdings Co. 2.00%, 11/15/18(b)(c)	1,000,000	986,358
6.50%, 09/15/37	250,000	310,397
5.15%, 11/15/43(c)	500,000	535,244
Nevada Power Co., 5.45%, 05/15/41	150,000	173,323
Nisource Finance Corp. 5.95%, 06/15/41	450,000	499,781
4.80%, 02/15/44	250,000	239,432
Northeast Utilities, 1.45%, 05/01/18	500,000	486,537
Northern States Power Co., 2.15%, 08/15/22	250,000	231,832
NSTAR Electric Co., 2.38%, 10/15/22	500,000	466,753
Oglethorpe Power Corp., 5.25%, 09/01/50(b)	200,000	215,914
Ohio Power Co., 6.60%, 02/15/33	236,000	292,827
Oncor Electric Delivery Co. LLC 4.55%, 12/01/41	150,000	148,916
5.30%, 06/01/42	150,000	166,433
Pacific Gas & Electric Co. 3.50%, 10/01/20(b)	300,000	308,738
2.45%, 08/15/22	250,000	232,403
3.25%, 06/15/23	500,000	484,305
6.25%, 03/01/39	600,000	728,996
PacifiCorp 5.25%, 06/15/35	177,000	197,956
4.10%, 02/01/42	250,000	238,945
PG&E Corp., 2.40%, 03/01/19	750,000	742,671
PPL Capital Funding, Inc. 1.90%, 06/01/18	750,000	738,063
5.00%, 03/15/44	500,000	507,312
Progress Energy, Inc. 4.40%, 01/15/21	700,000	753,730
7.75%, 03/01/31	236,000	322,494
PSEG Power LLC 5.50%, 12/01/15	413,000	444,251
5.13%, 04/15/20	250,000	274,586
Public Service Co. of Colorado 3.20%, 11/15/20	250,000	257,171
3.60%, 09/15/42	400,000	353,924
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	376,914
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	169,742
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	239,593
Scottish Power Ltd., 5.81%, 03/15/25	118,000	127,279
South Carolina Electric & Gas Co. 6.50%, 11/01/18	250,000	298,575
6.05%, 01/15/38	150,000	185,340
Southern California Edison Co. 3.50%, 10/01/23	500,000	504,660
6.00%, 01/15/34	177,000	217,178
5.55%, 01/15/36	436,000	508,730
Southern Co. (The), 2.38%, 09/15/15	300,000	307,195
Southwestern Electric Power Co., 5.55%, 01/15/17	150,000	164,860
Tampa Electric Co., 5.40%, 05/15/21	500,000	570,371
Union Electric Co., 6.70%, 02/01/19	141,000	168,954
Virginia Electric and Power Co. 5.40%, 01/15/16	147,000	159,278
3.45%, 09/01/22	500,000	509,722
4.65%, 08/15/43	500,000	518,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Wisconsin Electric Power Co. 2.95%, 09/15/21	$300,000	$300,508
5.63%, 05/15/33	59,000	69,748
Xcel Energy, Inc. 5.61%, 04/01/17	248,000	276,840
4.70%, 05/15/20	250,000	275,889
6.50%, 07/01/36	177,000	224,781

		35,363,443

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	78,583
Honeywell International, Inc. 5.40%, 03/15/16	705,000	770,358
5.30%, 03/01/18	840,000	954,520
4.25%, 03/01/21	500,000	546,758
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	159,816
Precision Castparts Corp., 1.25%, 01/15/18	200,000	196,836
Thermo Fisher Scientific, Inc. 3.20%, 03/01/16	400,000	417,624
1.30%, 02/01/17	1,000,000	994,775
3.60%, 08/15/21	250,000	255,447
4.15%, 02/01/24	1,000,000	1,028,832

		5,403,549

Electronic Equipment, Instruments & Components 0.0%†
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	247,692
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	530,776

		778,468

Energy Equipment & Services 0.2%
Baker Hughes, Inc. 3.20%, 08/15/21	500,000	507,402
5.13%, 09/15/40	200,000	220,661
Diamond Offshore Drilling, Inc., 3.45%, 11/01/23	500,000	487,841
Halliburton Co. 2.00%, 08/01/18(b)	500,000	500,755
6.70%, 09/15/38	400,000	519,294
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	558,449
Rowan Cos., Inc., 4.75%, 01/15/24	175,000	177,667
Weatherford International Ltd. 9.63%, 03/01/19	200,000	258,879
5.13%, 09/15/20	500,000	544,938
5.95%, 04/15/42	250,000	269,131

		4,045,017

Food & Staples Retailing 0.2%
CVS Caremark Corp. 2.25%, 12/05/18	1,000,000	1,001,613
6.25%, 06/01/27	795,000	970,709
Kroger Co. (The) 4.00%, 02/01/24	500,000	503,442
7.50%, 04/01/31	257,000	329,085
5.40%, 07/15/40	200,000	208,437
Safeway, Inc. 3.40%, 12/01/16	650,000	683,135
5.00%, 08/15/19	200,000	206,605
3.95%, 08/15/20	100,000	101,328
Sysco Corp., 5.38%, 09/21/35(b)	106,000	117,808
Walgreen Co., 3.10%, 09/15/22	500,000	479,645

		4,601,807

Food Products 0.4%
Archer-Daniels-Midland Co. 5.38%, 09/15/35	147,000	165,970
4.02%, 04/16/43	345,000	320,401
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	88,000	92,553
4.10%, 03/15/16	400,000	422,607
Campbell Soup Co., 4.25%, 04/15/21	100,000	106,602
ConAgra Foods, Inc. 1.90%, 01/25/18	500,000	495,386
3.25%, 09/15/22	500,000	482,581
7.00%, 10/01/28	221,000	269,940
General Mills, Inc., 3.15%, 12/15/21	750,000	754,353
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	204,601
Kellogg Co. 4.00%, 12/15/20	250,000	263,615
7.45%, 04/01/31	147,000	193,831
Kraft Foods Group, Inc. 6.88%, 01/26/39	500,000	648,087
5.00%, 06/04/42	350,000	365,382
Kraft Foods, Inc., 6.50%, 02/09/40	500,000	630,654
Mondelez International, Inc. 2.25%, 02/01/19	1,000,000	993,036
4.00%, 02/01/24	500,000	505,469
Sara Lee Corp., 2.75%, 09/15/15	250,000	257,050
Tyson Foods, Inc., 4.50%, 06/15/22	450,000	470,250
Unilever Capital Corp. 2.75%, 02/10/16	400,000	416,051
5.90%, 11/15/32	206,000	263,150

		8,321,569

Gas Utilities 0.9%
AGL Capital Corp., 4.40%, 06/01/43	250,000	244,912
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	92,963
Buckeye Partners LP 4.88%, 02/01/21	250,000	264,101
4.15%, 07/01/23	250,000	249,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	$305,000	$327,944
DCP Midstream Operating LP, 3.88%, 03/15/23	300,000	292,687
El Paso Natural Gas Co., 8.37%, 06/15/32	250,000	337,032
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	721,474
Energy Transfer Partners LP 6.70%, 07/01/18	350,000	407,708
4.65%, 06/01/21	200,000	209,610
5.20%, 02/01/22	500,000	541,200
3.60%, 02/01/23(b)	500,000	477,528
4.90%, 02/01/24	250,000	260,188
6.05%, 06/01/41	75,000	80,931
Enterprise Products Operating LLC 3.20%, 02/01/16	250,000	260,491
4.05%, 02/15/22	250,000	260,698
3.35%, 03/15/23	1,000,000	973,199
3.90%, 02/15/24	750,000	750,311
6.13%, 10/15/39	285,000	330,218
6.45%, 09/01/40	250,000	302,978
4.85%, 03/15/44	200,000	198,556
Kern River Funding Corp., 4.89%, 04/30/18(c)	40,462	43,646
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	50,000	52,235
6.85%, 02/15/20	935,000	1,099,608
3.50%, 03/01/21	625,000	622,155
5.80%, 03/15/35	206,000	218,768
6.38%, 03/01/41	250,000	282,585
5.00%, 08/15/42	350,000	331,906
National Fuel Gas Co., 3.75%, 03/01/23	250,000	243,619
ONE Gas, Inc., 4.66%, 02/01/44(c)	500,000	519,071
ONEOK Partners LP 3.25%, 02/01/16	800,000	832,372
3.38%, 10/01/22	500,000	482,072
6.13%, 02/01/41	100,000	112,258
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 09/15/15	200,000	209,211
3.85%, 10/15/23	650,000	648,734
5.15%, 06/01/42	450,000	467,333
Sempra Energy 4.05%, 12/01/23	150,000	153,803
6.00%, 10/15/39	470,000	559,028
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(c)	250,000	280,381
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	359,088
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	512,614
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	469,356
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	184,064
TransCanada PipeLines Ltd. 3.80%, 10/01/20	250,000	263,487
4.63%, 03/01/34	500,000	511,348
5.00%, 10/16/43	500,000	526,148
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	453,742
Williams Partners LP 7.25%, 02/01/17	150,000	172,844
5.25%, 03/15/20	500,000	551,053
3.35%, 08/15/22	200,000	191,868
6.30%, 04/15/40(b)	150,000	170,676
5.80%, 11/15/43	250,000	269,500
5.40%, 03/04/44	500,000	513,064

		19,891,509

Health Care Providers & Services 0.8%
Aetna, Inc. 6.63%, 06/15/36	250,000	314,014
4.75%, 03/15/44	500,000	507,465
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	256,145
Baxter International, Inc. 0.95%, 06/01/16	500,000	503,428
1.85%, 01/15/17	500,000	509,849
5.38%, 06/01/18	400,000	453,065
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	353,555
Boston Scientific Corp. 2.65%, 10/01/18	550,000	553,879
6.00%, 01/15/20	200,000	230,332
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	292,276
CareFusion Corp., 3.30%, 03/01/23	350,000	329,156
Cigna Corp. 4.50%, 03/15/21	300,000	324,041
5.38%, 02/15/42	150,000	163,753
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	285,312
Covidien International Finance SA 1.35%, 05/29/15	500,000	504,083
6.00%, 10/15/17	400,000	459,795
Express Scripts Holding Co., 3.50%, 11/15/16	250,000	264,832
Express Scripts, Inc. 3.13%, 05/15/16	350,000	365,536
3.90%, 02/15/22	750,000	767,110
Humana, Inc., 3.15%, 12/01/22	250,000	237,838
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	263,768
Laboratory Corp. of America Holdings 3.13%, 05/15/16	150,000	156,112
3.75%, 08/23/22	350,000	347,391
McKesson Corp. 3.80%, 03/15/24	1,000,000	999,286
6.00%, 03/01/41	250,000	292,688
Medco Health Solutions, Inc. 7.13%, 03/15/18	200,000	236,874
4.13%, 09/15/20	300,000	315,996
Medtronic, Inc. 0.88%, 02/27/17	750,000	747,350
4.45%, 03/15/20	800,000	883,265
3.63%, 03/15/24	275,000	276,604
4.00%, 04/01/43	300,000	278,312
Quest Diagnostics, Inc. 5.45%, 11/01/15	324,000	346,617
4.70%, 04/01/21	500,000	530,743
St. Jude Medical, Inc. 2.50%, 01/15/16	300,000	309,010
3.25%, 04/15/23	400,000	387,047

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Stryker Corp., 1.30%, 04/01/18	$500,000	$490,536
UnitedHealth Group, Inc. 5.38%, 03/15/16	295,000	321,904
1.40%, 10/15/17	500,000	500,534
5.80%, 03/15/36	708,000	825,038
3.95%, 10/15/42	250,000	226,679
WellPoint, Inc. 5.25%, 01/15/16	324,000	348,753
3.70%, 08/15/21	100,000	102,171
4.63%, 05/15/42	500,000	483,848
5.10%, 01/15/44	300,000	311,922
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	201,888

		17,859,800

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	500,000	512,234
Darden Restaurants, Inc., 3.35%, 11/01/22	200,000	180,529
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	164,299
McDonald’s Corp. 5.35%, 03/01/18	360,000	409,026
4.88%, 07/15/40	250,000	267,723
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	164,449
Yum! Brands, Inc., 6.88%, 11/15/37	78,000	94,964

		1,793,224

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	101,914
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	478,846

		580,760

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	514,513
Kimberly-Clark Corp. 4.88%, 08/15/15	800,000	847,833
6.63%, 08/01/37	130,000	171,087

		1,533,433

Industrial Conglomerates 0.4%
3M Co., 5.70%, 03/15/37	415,000	498,798
Danaher Corp. 2.30%, 06/23/16	200,000	206,953
3.90%, 06/23/21	100,000	105,906
Dover Corp. 4.88%, 10/15/15	224,000	238,914
5.38%, 03/01/41	100,000	112,623
Eaton Corp. 2.75%, 11/02/22	750,000	709,975
4.00%, 11/02/32	500,000	483,036
GE Capital Trust I, 6.38%, 11/15/67(a)	500,000	549,375
General Electric Co. 0.85%, 10/09/15	250,000	251,169
5.25%, 12/06/17	600,000	679,710
2.70%, 10/09/22	500,000	484,603
3.38%, 03/11/24	1,000,000	1,005,926
4.13%, 10/09/42	350,000	335,762
Illinois Tool Works, Inc. 1.95%, 03/01/19	750,000	743,273
4.88%, 09/15/41	200,000	212,205
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19(c)	800,000	800,045
Pentair Finance SA, 3.15%, 09/15/22	400,000	382,068
Textron, Inc., 4.30%, 03/01/24	500,000	507,445
Tyco Electronics Group SA 6.55%, 10/01/17	400,000	462,175
3.50%, 02/03/22	300,000	296,456

		9,066,417

Information Technology Services 0.2%
Fidelity National Information Services, Inc. 2.00%, 04/15/18	500,000	490,026
3.50%, 04/15/23	750,000	711,709
Fiserv, Inc., 4.75%, 06/15/21	200,000	214,669
International Business Machines Corp. 0.75%, 05/11/15	750,000	753,389
1.95%, 07/22/16	150,000	154,379
1.25%, 02/08/18	1,000,000	985,027
1.63%, 05/15/20	500,000	474,375
2.90%, 11/01/21	200,000	200,209
5.88%, 11/29/32	683,000	842,400
4.00%, 06/20/42	100,000	93,168
Xerox Corp. 6.35%, 05/15/18(b)	250,000	289,510
4.50%, 05/15/21(b)	250,000	264,097

		5,472,958

Insurance 0.9%
ACE INA Holdings, Inc., 2.70%, 03/13/23	500,000	473,404
Aflac, Inc. 3.63%, 06/15/23	500,000	502,731
6.45%, 08/15/40	200,000	246,761
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	186,956
Alleghany Corp., 4.95%, 06/27/22	400,000	430,644
Allstate Corp. (The) 4.50%, 06/15/43	500,000	502,725
6.50%, 05/15/67(a)	195,000	206,456
American International Group, Inc. 5.05%, 10/01/15	147,000	156,240
5.60%, 10/18/16	585,000	648,307
3.80%, 03/22/17	500,000	534,497
5.85%, 01/16/18	400,000	457,709
8.25%, 08/15/18	500,000	624,010
3.38%, 08/15/20	750,000	764,934
8.17%, 05/15/68(a)	425,000	557,813
6.25%, 03/15/87	275,000	291,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Aon Corp., 5.00%, 09/30/20	$500,000	$555,685
Assurant, Inc., 2.50%, 03/15/18	350,000	347,740
Berkshire Hathaway Finance Corp. 1.30%, 05/15/18	750,000	736,261
4.25%, 01/15/21	400,000	436,513
Berkshire Hathaway, Inc. 3.40%, 01/31/22	500,000	511,889
4.50%, 02/11/43	250,000	246,958
Chubb Corp. (The) 6.00%, 05/11/37	165,000	202,055
6.38%, 03/29/67(a)	400,000	443,500
CNA Financial Corp., 5.75%, 08/15/21	500,000	575,825
Genworth Financial, Inc., 6.50%, 06/15/34	206,000	237,638
Hartford Financial Services Group, Inc. 5.13%, 04/15/22	350,000	390,449
6.10%, 10/01/41	309,000	371,258
ING US, Inc. 2.90%, 02/15/18	500,000	511,208
5.50%, 07/15/22	250,000	279,297
Lincoln National Corp. 4.85%, 06/24/21	100,000	109,454
6.15%, 04/07/36	440,000	522,456
Loews Corp., 4.13%, 05/15/43	400,000	360,415
Markel Corp., 3.63%, 03/30/23	350,000	341,347
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	656,014
MetLife, Inc. 4.75%, 02/08/21	700,000	779,673
5.70%, 06/15/35	159,000	184,977
4.88%, 11/13/43	500,000	521,591
6.40%, 12/15/66	500,000	528,750
Nationwide Financial Services, Inc., 6.75%, 05/15/67(f)	105,000	105,000
Principal Financial Group, Inc. 8.88%, 05/15/19	350,000	447,739
3.30%, 09/15/22	500,000	486,856
Progressive Corp. (The) 3.75%, 08/23/21	200,000	209,811
6.25%, 12/01/32	162,000	202,097
Prudential Financial, Inc. 3.00%, 05/12/16	150,000	156,435
5.75%, 07/15/33	147,000	165,498
6.63%, 06/21/40	500,000	628,574
5.63%, 06/15/43(a)	250,000	257,187
5.10%, 08/15/43	500,000	527,855
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	108,801
Travelers Cos., Inc. (The) 5.75%, 12/15/17	335,000	385,020
5.35%, 11/01/40	250,000	282,068
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	240,227
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	110,688

		20,749,496

Internet & Catalog Retail 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	500,000	493,997
eBay, Inc. 1.35%, 07/15/17	200,000	199,878
3.25%, 10/15/20	200,000	204,940
Expedia, Inc., 5.95%, 08/15/20	100,000	110,427
QVC, Inc., 4.38%, 03/15/23	350,000	344,409

		1,353,651

Internet Software & Services 0.0%†
Baidu, Inc., 3.25%, 08/06/18	250,000	254,778
Google, Inc. 2.13%, 05/19/16	100,000	103,413
3.38%, 02/25/24	750,000	753,161

		1,111,352

Leisure Products 0.0%†
Mattel, Inc. 3.15%, 03/15/23	300,000	287,868
5.45%, 11/01/41	150,000	157,811

		445,679

Machinery 0.2%
Caterpillar Financial Services Corp. 5.50%, 03/15/16	295,000	321,893
2.85%, 06/01/22	500,000	487,351
Caterpillar, Inc. 3.90%, 05/27/21	500,000	531,253
2.60%, 06/26/22	350,000	333,082
6.05%, 08/15/36	177,000	213,557
Deere & Co. 8.10%, 05/15/30	500,000	727,685
3.90%, 06/09/42	250,000	231,968
Flowserve Corp., 3.50%, 09/15/22	500,000	492,993
IDEX Corp., 4.20%, 12/15/21	300,000	305,834
Roper Industries, Inc., 2.05%, 10/01/18	500,000	492,310

		4,137,926

Media 1.2%
21st Century Fox America, Inc., 4.00%, 10/01/23	500,000	508,931
CBS Corp. 1.95%, 07/01/17	500,000	506,318
8.88%, 05/15/19	50,000	64,127
5.75%, 04/15/20	250,000	285,118
7.88%, 07/30/30	80,000	104,748
5.50%, 05/15/33	118,000	125,261
4.85%, 07/01/42	100,000	97,205
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	167,444
Comcast Corp. 5.90%, 03/15/16	413,000	454,180
6.50%, 01/15/17	1,013,000	1,158,944
5.70%, 07/01/19	500,000	579,146
2.85%, 01/15/23(b)	500,000	483,159
3.60%, 03/01/24	500,000	503,541
4.25%, 01/15/33	250,000	245,350
7.05%, 03/15/33	295,000	382,381
6.50%, 11/15/35	100,000	124,010
6.95%, 08/15/37	295,000	383,193
6.40%, 03/01/40	350,000	432,752

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
COX Communications, Inc., 5.50%, 10/01/15	$383,000	$408,501
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13%, 02/15/16	250,000	259,326
3.50%, 03/01/16	500,000	522,823
4.60%, 02/15/21	1,000,000	1,053,822
3.80%, 03/15/22(b)	750,000	744,175
4.45%, 04/01/24	500,000	502,616
5.15%, 03/15/42	150,000	142,216
Discovery Communications LLC 5.05%, 06/01/20	500,000	554,779
3.30%, 05/15/22	350,000	341,587
4.88%, 04/01/43	200,000	195,414
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	285,027
Historic TW, Inc., 6.88%, 06/15/18	176,000	209,428
NBCUniversal Media LLC 5.15%, 04/30/20	500,000	567,508
4.38%, 04/01/21	800,000	867,656
2.88%, 01/15/23	350,000	337,575
5.95%, 04/01/41	200,000	235,750
4.45%, 01/15/43	250,000	241,478
News America, Inc. 8.00%, 10/17/16	118,000	137,940
4.50%, 02/15/21	250,000	271,580
3.00%, 09/15/22	500,000	482,398
7.28%, 06/30/28	77,000	95,133
6.55%, 03/15/33	300,000	358,319
6.20%, 12/15/34	245,000	283,802
6.65%, 11/15/37	150,000	182,027
6.15%, 02/15/41	250,000	291,566
Omnicom Group, Inc. 5.90%, 04/15/16	177,000	194,036
4.45%, 08/15/20	150,000	160,333
3.63%, 05/01/22	50,000	49,655
Thomson Reuters Corp. 6.50%, 07/15/18	600,000	698,127
4.30%, 11/23/23	500,000	511,300
Time Warner Cable, Inc. 6.75%, 07/01/18	585,000	685,709
8.25%, 04/01/19	700,000	873,954
6.75%, 06/15/39	900,000	1,068,099
4.50%, 09/15/42(b)	500,000	456,177
Time Warner, Inc. 4.88%, 03/15/20	750,000	829,837
7.63%, 04/15/31	777,000	1,030,853
7.70%, 05/01/32	582,000	780,490
5.38%, 10/15/41	200,000	212,199
Viacom, Inc. 3.88%, 12/15/21	600,000	614,055
3.25%, 03/15/23	200,000	191,947
4.25%, 09/01/23	750,000	772,615
3.88%, 04/01/24	500,000	498,772
4.38%, 03/15/43	459,000	409,811
Walt Disney Co. (The) 1.10%, 12/01/17	500,000	494,683
3.75%, 06/01/21	500,000	529,802
WPP Finance 2010, 4.75%, 11/21/21	400,000	428,396

		27,669,104

Metals & Mining 0.7%
Alcoa, Inc. 5.40%, 04/15/21	250,000	262,290
5.87%, 02/23/22	625,000	660,285
Barrick Gold Corp. 4.10%, 05/01/23	500,000	475,024
5.25%, 04/01/42	150,000	137,177
Barrick North America Finance LLC 4.40%, 05/30/21	700,000	705,768
5.75%, 05/01/43	250,000	244,937
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	285,000	307,939
3.25%, 11/21/21	250,000	252,791
2.88%, 02/24/22	500,000	490,299
5.00%, 09/30/43	500,000	527,429
Cliffs Natural Resources, Inc. 5.90%, 03/15/20(b)	350,000	366,704
4.88%, 04/01/21(b)	200,000	195,491
Freeport-McMoRan Copper & Gold, Inc. 2.38%, 03/15/18	500,000	499,282
3.55%, 03/01/22	600,000	573,402
5.45%, 03/15/43	250,000	245,490
Goldcorp, Inc., 2.13%, 03/15/18	350,000	347,264
Kinross Gold Corp., 5.13%, 09/01/21	150,000	149,633
Newmont Mining Corp. 5.13%, 10/01/19	150,000	160,208
5.88%, 04/01/35	236,000	220,867
4.88%, 03/15/42	250,000	202,427
Nucor Corp., 4.00%, 08/01/23	500,000	498,652
Placer Dome, Inc., 6.38%, 03/01/33	139,000	135,990
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	251,021
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	295,000	308,760
5.75%, 06/01/35	206,000	228,137
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	516,417
3.50%, 11/02/20	450,000	461,632
4.13%, 05/20/21	500,000	526,836
Rio Tinto Finance USA PLC 1.38%, 06/17/16	1,000,000	1,008,605
2.88%, 08/21/22(b)	500,000	474,849
4.13%, 08/21/42	250,000	227,366
Southern Copper Corp., 6.75%, 04/16/40	250,000	255,201
Teck Resources Ltd. 3.00%, 03/01/19(b)	750,000	751,583
4.75%, 01/15/22	700,000	717,144
Vale Overseas Ltd. 4.38%, 01/11/22(b)	750,000	745,789
6.88%, 11/21/36	944,000	1,002,792

		15,135,481

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	956,705
Dollar General Corp. 1.88%, 04/15/18	1,000,000	982,837
3.25%, 04/15/23(b)	250,000	234,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Kohl’s Corp., 4.00%, 11/01/21(b)	$650,000	$663,441
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	106,000	118,208
3.88%, 01/15/22	500,000	515,605
6.90%, 04/01/29	75,000	91,208
6.70%, 07/15/34	150,000	182,777
Nordstrom, Inc., 4.00%, 10/15/21	500,000	526,091
Target Corp. 6.00%, 01/15/18	500,000	576,317
6.35%, 11/01/32	313,000	384,649
4.00%, 07/01/42	350,000	322,365
Wal-Mart Stores, Inc. 0.60%, 04/11/16	750,000	751,506
3.63%, 07/08/20	500,000	528,747
3.25%, 10/25/20	500,000	517,551
2.55%, 04/11/23	750,000	705,605
7.55%, 02/15/30	118,000	165,031
5.25%, 09/01/35	708,000	796,579
5.00%, 10/25/40	250,000	273,518
5.63%, 04/15/41	475,000	563,420
4.00%, 04/11/43	500,000	466,924

		10,323,997

Oil, Gas & Consumable Fuels 2.1%
Anadarko Finance Co., 7.50%, 05/01/31	298,000	380,627
Anadarko Petroleum Corp. 5.95%, 09/15/16	100,000	111,228
6.38%, 09/15/17	100,000	114,410
6.45%, 09/15/36	531,000	628,063
Apache Corp. 7.63%, 07/01/19	59,000	72,201
3.63%, 02/01/21	500,000	525,957
5.10%, 09/01/40	100,000	105,448
4.75%, 04/15/43	500,000	503,451
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	158,771
BP Capital Markets PLC 3.20%, 03/11/16	400,000	419,223
1.38%, 05/10/18	1,000,000	977,306
2.24%, 05/10/19	750,000	745,479
4.50%, 10/01/20	200,000	217,668
3.56%, 11/01/21	750,000	771,419
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	407,201
Cenovus Energy, Inc. 5.70%, 10/15/19	770,000	883,161
5.20%, 09/15/43	500,000	522,756
Chevron Corp. 1.10%, 12/05/17	750,000	742,906
1.72%, 06/24/18	1,500,000	1,497,240
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	679,188
ConocoPhillips 5.90%, 10/15/32	177,000	212,768
6.50%, 02/01/39	650,000	855,354
ConocoPhillips Co., 1.05%, 12/15/17	750,000	741,129
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	333,920
Continental Resources, Inc., 4.50%, 04/15/23	500,000	518,750
Devon Energy Corp. 2.40%, 07/15/16(b)	300,000	309,111
2.25%, 12/15/18	750,000	747,559
3.25%, 05/15/22	500,000	492,460
7.95%, 04/15/32	350,000	478,082
Ecopetrol SA, 4.25%, 09/18/18(b)	500,000	529,799
Ensco PLC, 4.70%, 03/15/21	500,000	536,583
EOG Resources, Inc. 5.63%, 06/01/19	130,000	150,280
2.45%, 04/01/20	500,000	498,017
4.10%, 02/01/21	400,000	430,698
EQT Corp., 4.88%, 11/15/21	250,000	264,662
Exxon Mobil Corp., 3.18%, 03/15/24	1,500,000	1,497,658
Hess Corp. 7.30%, 08/15/31	354,000	448,887
5.60%, 02/15/41	250,000	272,570
Husky Energy, Inc., 3.95%, 04/15/22	600,000	617,725
Marathon Oil Corp. 2.80%, 11/01/22	250,000	235,094
6.80%, 03/15/32	118,000	146,080
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	669,340
Murphy Oil Corp., 5.13%, 12/01/42	350,000	326,097
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	534,229
Noble Energy, Inc. 4.15%, 12/15/21	600,000	631,301
5.25%, 11/15/43	500,000	521,870
Noble Holding International Ltd., 3.95%, 03/15/22(b)	500,000	494,466
Occidental Petroleum Corp. 3.13%, 02/15/22	600,000	596,283
2.70%, 02/15/23	200,000	189,439
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,192,617
Petrobras Global Finance BV 3.00%, 01/15/19	500,000	472,914
4.38%, 05/20/23(b)	1,000,000	914,813
6.25%, 03/17/24	1,000,000	1,025,440
Petrobras International Finance Co. 3.88%, 01/27/16	750,000	770,783
3.50%, 02/06/17	750,000	757,951
5.75%, 01/20/20	1,425,000	1,487,240
5.38%, 01/27/21	1,000,000	1,011,206
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	265,000
Petroleos Mexicanos 3.50%, 07/18/18	500,000	516,952
5.50%, 01/21/21	275,000	300,834
4.88%, 01/24/22	250,000	260,539
3.50%, 01/30/23	500,000	471,476
5.50%, 06/27/44	350,000	337,896
6.38%, 01/23/45(c)	500,000	540,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66, 5.88%, 05/01/42	$382,000	$441,300
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	459,737
Plains Exploration & Production Co. 6.50%, 11/15/20	700,000	772,625
6.63%, 05/01/21	350,000	383,250
Shell International Finance BV 0.63%, 12/04/15	1,000,000	1,001,418
1.90%, 08/10/18	600,000	600,919
6.38%, 12/15/38	570,000	732,769
4.55%, 08/12/43	500,000	515,955
Southwestern Energy Co., 4.10%, 03/15/22	500,000	513,159
Statoil ASA 3.13%, 08/17/17	250,000	263,571
1.20%, 01/17/18	1,000,000	979,807
1.15%, 05/15/18(b)	1,000,000	973,731
3.70%, 03/01/24	500,000	509,379
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	709,472
Total Capital International SA 2.88%, 02/17/22	500,000	489,634
3.70%, 01/15/24	750,000	763,280
Total Capital SA, 2.30%, 03/15/16	500,000	516,063
Transocean, Inc. 4.95%, 11/15/15	750,000	796,383
6.38%, 12/15/21	500,000	561,977
7.50%, 04/15/31	177,000	204,333
Valero Energy Corp. 7.50%, 04/15/32	118,000	150,871
6.63%, 06/15/37	455,000	547,586

		47,957,667

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	62,844
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	365,120
International Paper Co. 5.30%, 04/01/15	206,000	215,395
9.38%, 05/15/19	665,000	870,078
6.00%, 11/15/41	250,000	286,951

		1,800,388

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20	500,000	509,285
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	146,173
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	255,389
4.85%, 12/15/15	177,000	189,985
1.45%, 08/15/16	250,000	254,392
5.80%, 08/15/34	545,000	667,272

		2,022,496

Pharmaceuticals 0.9%
AbbVie, Inc. 2.00%, 11/06/18	2,300,000	2,278,688
4.40%, 11/06/42	125,000	122,090
Allergan, Inc., 1.35%, 03/15/18	400,000	392,067
AstraZeneca PLC 5.90%, 09/15/17	400,000	458,973
6.45%, 09/15/37	200,000	251,199
4.00%, 09/18/42	500,000	464,944
Bristol-Myers Squibb Co. 2.00%, 08/01/22	700,000	637,346
3.25%, 08/01/42	250,000	203,831
Eli Lilly & Co. 1.95%, 03/15/19	750,000	744,266
7.13%, 06/01/25	118,000	153,231
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	500,000	503,345
2.85%, 05/08/22	750,000	732,735
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/16	750,000	750,873
5.38%, 04/15/34	201,000	230,228
4.20%, 03/18/43	300,000	290,892
Johnson & Johnson 2.95%, 09/01/20	200,000	206,942
4.95%, 05/15/33	663,000	746,957
Merck & Co., Inc. 1.30%, 05/18/18	750,000	734,766
6.40%, 03/01/28	74,000	92,404
5.95%, 12/01/28	162,000	196,687
3.60%, 09/15/42	500,000	437,937
4.15%, 05/18/43	500,000	483,070
Mylan, Inc. 1.80%, 06/24/16	1,000,000	1,015,116
2.60%, 06/24/18	750,000	757,692
Novartis Capital Corp., 2.40%, 09/21/22	500,000	472,877
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	534,021
Perrigo Co. PLC, 4.00%, 11/15/23(c)	750,000	751,494
Pfizer, Inc. 4.65%, 03/01/18	265,000	294,210
1.50%, 06/15/18	1,000,000	988,183
7.20%, 03/15/39	525,000	726,700
Pharmacia Corp., 6.60%, 12/01/28	177,000	228,251
Sanofi 2.63%, 03/29/16	500,000	519,987
1.25%, 04/10/18	1,250,000	1,225,692
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	69,000	69,115
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	160,956
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	181,899
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17(b)	500,000	498,758
3.25%, 10/01/22	200,000	192,438
Wyeth LLC 5.50%, 02/15/16	634,000	690,457
6.50%, 02/01/34	206,000	263,587
Zoetis, Inc., 3.25%, 02/01/23	600,000	580,050

		21,264,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 3.40%, 02/15/19	$250,000	$256,280
American Tower REIT, Inc. 5.05%, 09/01/20	500,000	539,286
3.50%, 01/31/23	500,000	472,412
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 02/06/17(c)	500,000	498,638
Boston Properties LP 5.00%, 06/01/15	590,000	619,210
5.63%, 11/15/20	465,000	528,977
3.80%, 02/01/24	250,000	246,872
Camden Property Trust, 5.00%, 06/15/15	147,000	154,157
Digital Realty Trust LP, 5.25%, 03/15/21(b)	250,000	262,075
Duke Realty LP, 3.63%, 04/15/23	500,000	474,432
ERP Operating LP 5.38%, 08/01/16	295,000	324,330
3.00%, 04/15/23	500,000	471,325
HCP, Inc. 6.00%, 01/30/17	472,000	530,399
2.63%, 02/01/20	500,000	488,116
5.38%, 02/01/21	200,000	223,305
4.25%, 11/15/23	500,000	509,302
Health Care REIT, Inc. 4.13%, 04/01/19	600,000	637,299
5.25%, 01/15/22	400,000	439,181
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	333,329
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	362,703
Host Hotels & Resorts LP, 3.75%, 10/15/23	525,000	509,250
Kilroy Realty LP, 4.80%, 07/15/18	300,000	323,003
Liberty Property LP, 4.40%, 02/15/24	500,000	506,600
ProLogis LP 6.63%, 05/15/18	531,000	618,579
2.75%, 02/15/19	500,000	501,506
4.25%, 08/15/23	500,000	507,929
Realty Income Corp., 3.25%, 10/15/22	350,000	333,265
Simon Property Group LP 5.10%, 06/15/15	531,000	559,655
6.10%, 05/01/16	413,000	451,983
2.80%, 01/30/17	500,000	521,315
2.20%, 02/01/19	500,000	499,236
5.65%, 02/01/20	250,000	290,051
3.38%, 03/15/22	500,000	504,888
UDR, Inc., 4.25%, 06/01/18	100,000	106,941
Ventas Realty LP/Ventas Capital Corp. 4.00%, 04/30/19	500,000	529,818
4.75%, 06/01/21	150,000	161,736
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	642,672

		15,940,055

Road & Rail 0.4%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22	350,000	337,503
3.00%, 03/15/23	500,000	475,208
3.85%, 09/01/23	650,000	660,032
3.75%, 04/01/24	500,000	501,444
7.95%, 08/15/30	206,000	279,367
5.05%, 03/01/41	500,000	526,071
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	371,093
CSX Corp. 7.38%, 02/01/19	400,000	487,673
3.70%, 10/30/20	300,000	310,570
5.50%, 04/15/41	150,000	166,875
4.10%, 03/15/44	250,000	227,661
FedEx Corp. 2.70%, 04/15/23	500,000	462,832
4.00%, 01/15/24	750,000	764,311
3.88%, 08/01/42	50,000	43,251
Norfolk Southern Corp. 5.90%, 06/15/19	400,000	462,467
3.25%, 12/01/21	1,000,000	1,008,472
3.00%, 04/01/22	500,000	488,695
5.59%, 05/17/25	84,000	94,570
4.80%, 08/15/43	250,000	256,526
Union Pacific Corp., 2.75%, 04/15/23	750,000	706,507
United Parcel Service of America, Inc. 8.38%, 04/01/20	118,000	154,199
8.37%, 04/01/30(e)	177,000	253,597
United Parcel Service, Inc. 3.13%, 01/15/21	500,000	513,254
6.20%, 01/15/38	295,000	372,995

		9,925,173

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	431,970
Broadcom Corp., 2.70%, 11/01/18	100,000	102,635
Intel Corp. 1.35%, 12/15/17	1,000,000	995,370
4.80%, 10/01/41	600,000	616,144
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	333,054

		2,479,173

Software 0.2%
CA, Inc., 4.50%, 08/15/23	410,000	423,134
Microsoft Corp. 2.50%, 02/08/16	250,000	259,510
1.00%, 05/01/18(b)	750,000	735,126
3.00%, 10/01/20	500,000	515,715
3.63%, 12/15/23	400,000	410,218
4.50%, 10/01/40	300,000	306,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
Oracle Corp. 5.25%, 01/15/16	$72,000	$78,010
1.20%, 10/15/17	350,000	347,130
2.38%, 01/15/19	1,000,000	1,012,750
5.00%, 07/08/19	200,000	227,012
2.50%, 10/15/22	500,000	470,302
5.38%, 07/15/40	600,000	678,790

		5,463,970

Sovereign 0.0%†
Japan Finance Corp. 2.50%, 01/21/16	500,000	517,950
2.50%, 05/18/16	200,000	207,881
2.25%, 07/13/16	225,000	232,650

		958,481

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	522,055
Gap, Inc. (The), 5.95%, 04/12/21	150,000	168,790
Home Depot, Inc. (The) 5.40%, 03/01/16	590,000	643,374
2.25%, 09/10/18	500,000	508,196
2.70%, 04/01/23	500,000	474,402
5.88%, 12/16/36	300,000	360,866
5.95%, 04/01/41	150,000	182,558
4.20%, 04/01/43	250,000	241,612
Lowe’s Cos., Inc. 6.50%, 03/15/29	236,000	287,698
5.80%, 10/15/36	300,000	350,353
4.65%, 04/15/42	250,000	254,091

		3,993,995

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. 1.00%, 05/03/18	750,000	729,280
3.85%, 05/04/43	750,000	667,316
EMC Corp., 1.88%, 06/01/18	1,000,000	998,471
Hewlett-Packard Co. 5.50%, 03/01/18	800,000	902,786
2.75%, 01/14/19	250,000	252,196
3.75%, 12/01/20	500,000	507,556
4.65%, 12/09/21	600,000	636,783
Seagate HDD Cayman 3.75%, 11/15/18(c)	675,000	693,563
4.75%, 06/01/23(c)	500,000	486,250

		5,874,201

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	133,614
VF Corp., 3.50%, 09/01/21	200,000	205,733

		339,347

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc. 3.00%, 09/24/15	350,000	358,005
3.45%, 08/27/18	250,000	257,270

		615,275

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	178,000	234,632
9.25%, 08/06/19	155,000	204,876
10.20%, 02/06/39	81,000	132,764
4.25%, 08/09/42	250,000	221,870
4.50%, 05/02/43	450,000	413,361
5.38%, 01/31/44	170,000	178,771
Lorillard Tobacco Co. 3.50%, 08/04/16	850,000	896,508
3.75%, 05/20/23	250,000	236,717
Philip Morris International, Inc. 5.65%, 05/16/18	400,000	458,760
3.60%, 11/15/23(b)	750,000	747,297
6.38%, 05/16/38	460,000	565,398
3.88%, 08/21/42	250,000	221,568
Reynolds American, Inc., 4.75%, 11/01/42	450,000	420,271

		4,932,793

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.2%
America Movil SAB de CV 5.00%, 03/30/20	$500,000	$553,048
3.13%, 07/16/22	750,000	716,571
6.38%, 03/01/35(b)	177,000	204,146
6.13%, 03/30/40	350,000	397,533
Rogers Communications, Inc. 3.00%, 03/15/23(b)	600,000	562,801
5.00%, 03/15/44	750,000	752,098
Vodafone Group PLC 1.63%, 03/20/17	600,000	606,020
2.95%, 02/19/23	750,000	702,086
7.88%, 02/15/30	206,000	275,608
4.38%, 02/19/43	500,000	449,951

		5,219,862

Total Corporate Bonds (cost $545,190,072)		566,042,638

Municipal Bonds 0.9%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	122,104
Bay Area Toll Authority, RB Series S1, 6.79%, 04/01/30	250,000	305,300
6.26%, 04/01/49	250,000	323,237
City of San Francisco California Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	119,228
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	409,401
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	75,000	98,090
Los Angeles Unified School District, GO, 6.76%, 07/01/34	420,000	548,096
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	500,000	662,720
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	125,923
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	232,896
State of California, GO 5.45%, 04/01/15	300,000	314,856
7.55%, 04/01/39	1,410,000	1,965,822
7.63%, 03/01/40	425,000	593,126
University of California, RB Series F, 5.95%, 05/15/45	500,000	591,050
6.55%, 05/15/48	150,000	187,773

		6,599,622

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	46,984

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	585,420

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	250,575

Georgia 0.1%
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	1,000,000	1,119,010

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	500,000	596,060
State of Illinois, GO 5.88%, 03/01/19	200,000	224,310
4.95%, 06/01/23	160,000	168,097
5.10%, 06/01/33	1,445,000	1,426,721

		2,415,188

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	537,725

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	516,386
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	125,000	160,485
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,109,034
Rutgers-State University of New Jersey, RB, 5.67%, 05/01/40	250,000	294,440

		2,080,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
New York 0.2%
City of New York, GO, 5.97%, 03/01/36	$250,000	$297,305
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	760,000	1,067,299
New York City Municipal Water Finance Authority, RB, 5.44%, 06/15/43	300,000	339,720
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	585,110
New York State Dormitory Authority, Special Tax Revenue, 5.50%, 03/15/30	100,000	112,497
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	527,544
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	750,144

		3,679,619

Ohio 0.0%†
American Municipal Power Inc., RB 6.27%, 02/15/50	165,000	185,236
7.50%, 02/15/50	150,000	196,384
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	97,376
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	325,080
Ohio State University (The), RB, 4.91%, 06/01/40	150,000	163,131

		967,207

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	556,825

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	120,821

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	500,000	628,875
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	378,805
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	172,659
University of Texas System, RB, Series C, 4.79%, 08/15/46	200,000	216,276

		1,396,615

Total Municipal Bonds (cost $17,833,063)		20,355,956

Sovereign Bonds 2.8%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond, 5.88%, 01/15/19(b)	500,000	562,000
4.88%, 01/22/21	500,000	531,546
4.25%, 01/07/25	500,000	482,715
7.13%, 01/20/37	2,105,000	2,527,032

		4,103,293

CANADA 0.3%
Canada Government International Bond, 1.63%, 02/27/19	750,000	743,431
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	983,709
Province of Ontario Canada, 4.75%, 01/19/16	295,000	316,045
2.30%, 05/10/16(b)	500,000	514,969
1.20%, 02/14/18	500,000	490,997
3.00%, 07/16/18	250,000	261,968
2.00%, 09/27/18	750,000	753,906
2.00%, 01/30/19	1,000,000	999,936
Province of Quebec Canada, 4.60%, 05/26/15	354,000	370,957
3.50%, 07/29/20	400,000	419,111
7.50%, 09/15/29	578,000	800,904

		6,655,933

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 03/18/19	900,000	1,084,500
4.38%, 07/12/21	1,150,000	1,196,000
7.38%, 09/18/37	225,000	287,663
5.63%, 02/26/44	500,000	520,750

		3,088,913

GERMANY 0.0%†
FMS Wertmanagement AoeR, 1.13%, 10/14/16	500,000	503,933

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23(b)	500,000	480,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
ITALY 0.1%
Italy Government International Bond, 4.75%, 01/25/16	$413,000	$439,927
6.88%, 09/27/23	251,000	304,463
5.38%, 06/15/33	541,000	610,681

		1,355,071

JAPAN 0.0%†
Japan Bank for International Cooperation, 1.75%, 11/13/18(b)	500,000	497,727

MEXICO 0.3%
Mexico Government International Bond, 5.63%, 01/15/17(b)	800,000	890,271
5.13%, 01/15/20(b)	1,000,000	1,113,740
3.50%, 01/21/21	1,000,000	1,012,570
3.63%, 03/15/22	1,400,000	1,408,545
4.00%, 10/02/23	500,000	505,931
6.75%, 09/27/34	1,246,000	1,523,780
4.75%, 03/08/44	400,000	379,694
5.75%, 10/12/10	200,000	196,201

		7,030,732

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	1,000,000	1,104,288
6.70%, 01/26/36	250,000	294,724
4.30%, 04/29/53	500,000	410,049

		1,809,061

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,840,000	2,220,880

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	1,500,000	1,785,000
7.75%, 01/14/31	500,000	683,750
6.38%, 10/23/34	500,000	621,875

		3,090,625

POLAND 0.1%
Poland Government International Bond, 5.00%, 10/19/15	224,000	238,605
6.38%, 07/15/19	750,000	883,125
5.13%, 04/21/21	200,000	221,750
5.00%, 03/23/22	300,000	326,942
4.00%, 01/22/24	500,000	503,456

		2,173,878

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24(b)	500,000	496,250
6.25%, 03/08/41	200,000	219,250

		715,500

SOUTH KOREA 0.0%†
Republic of Korea, 5.63%, 11/03/25	300,000	349,710

SUPRANATIONAL 1.1%
African Development Bank, 2.50%, 03/15/16	500,000	519,789
Asian Development Bank, 1.75%, 09/11/18(b)	500,000	503,132
Corp. Andina de Fomento, 3.75%, 01/15/16	250,000	261,715
4.38%, 06/15/22	350,000	361,446
Council Of Europe Development Bank, 1.50%, 06/19/17(b)	500,000	505,449
1.00%, 03/07/18	200,000	196,401
European Bank for Reconstruction & Development, 2.75%, 04/20/15	500,000	513,278
2.50%, 03/15/16	500,000	519,789
European Investment Bank, 1.13%, 04/15/15	750,000	757,235
1.00%, 07/15/15	1,000,000	1,009,344
4.63%, 10/20/15	2,325,000	2,479,352
0.63%, 04/15/16	2,000,000	2,005,906
2.50%, 05/16/16	900,000	937,338
5.13%, 09/13/16	350,000	387,210
1.25%, 10/14/16	750,000	759,404
1.13%, 12/15/16	1,000,000	1,001,487
5.13%, 05/30/17	325,000	365,565
1.00%, 03/15/18	1,000,000	981,907
1.00%, 06/15/18	500,000	488,061
1.88%, 03/15/19	1,000,000	994,920
4.00%, 02/16/21	500,000	546,253
Inter-American Development Bank, 2.25%, 07/15/15(b)	750,000	769,108
5.13%, 09/13/16	235,000	259,863
0.88%, 03/15/18	500,000	489,886
1.75%, 08/24/18(b)	300,000	301,732
1.38%, 07/15/20	750,000	709,916
2.13%, 11/09/20	750,000	740,494
International Bank for Reconstruction & Development, 0.50%, 04/15/16	500,000	500,315
0.50%, 05/16/16	750,000	748,422
1.00%, 09/15/16	500,000	504,016
1.13%, 07/18/17	500,000	500,399
7.63%, 01/19/23	973,000	1,340,845
International Finance Corp., 2.25%, 04/11/16	300,000	310,488
1.13%, 11/23/16	1,025,000	1,033,409
0.88%, 06/15/18	750,000	727,006
Nordic Investment Bank, 0.50%, 04/14/16	500,000	499,999

		25,530,879

SWEDEN 0.1%
Svensk Exportcredit AB, 1.75%, 10/20/15	500,000	509,620
0.63%, 05/31/16	1,000,000	997,947

		1,507,567

TURKEY 0.2%
Turkey Government International Bond, 6.75%, 04/03/18	1,000,000	1,107,900
5.63%, 03/30/21	500,000	523,250
3.25%, 03/23/23	1,500,000	1,312,500
6.00%, 01/14/41	2,000,000	1,970,000

		4,913,650

URUGUAY 0.0%†
Uruguay Government International Bond, 4.50%, 08/14/24	650,000	663,376

Total Sovereign Bonds (cost $65,954,751)		66,690,764

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies 29.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00677 6.00%, 06/01/14	$761	$763
Pool# G11003 7.50%, 04/01/15	117	119
Pool# E81396 7.00%, 10/01/15	139	143
Pool# E84097 6.50%, 12/01/15	439	452
Pool# E00938 7.00%, 01/01/16	1,913	1,986
Pool# E82132 7.00%, 01/01/16	379	394
Pool# E82815 6.00%, 03/01/16	808	842
Pool# E83231 6.00%, 04/01/16	419	434
Pool# E83233 6.00%, 04/01/16	888	922
Pool# G11972 6.00%, 04/01/16	22,158	22,934
Pool# E83933 6.50%, 05/01/16	134	140
Pool# E84236 6.50%, 06/01/16	935	981
Pool# E00996 6.50%, 07/01/16	424	444
Pool# E84912 6.50%, 08/01/16	3,499	3,675
Pool# E85387 6.00%, 09/01/16	1,147	1,173
Pool# E86533 6.00%, 12/01/16	1,506	1,580
Pool# E87584 6.00%, 01/01/17	1,110	1,169
Pool# E86995 6.50%, 01/01/17	3,254	3,428
Pool# E87291 6.50%, 01/01/17	7,357	7,727
Pool# E88076 6.00%, 02/01/17	2,132	2,249
Pool# E88055 6.50%, 02/01/17	13,797	14,624
Pool# E88134 6.00%, 03/01/17	477	505
Pool# E88768 6.00%, 03/01/17	2,877	2,997
Pool# E88729 6.00%, 04/01/17	2,701	2,862
Pool# E89149 6.00%, 04/01/17	2,294	2,414
Pool# E89151 6.00%, 04/01/17	2,557	2,706
Pool# E89217 6.00%, 04/01/17	2,807	2,966
Pool# E89222 6.00%, 04/01/17	11,047	11,560
Pool# E89347 6.00%, 04/01/17	1,014	1,072
Pool# E89496 6.00%, 04/01/17	1,495	1,582
Pool# E89203 6.50%, 04/01/17	1,966	2,084
Pool# E89530 6.00%, 05/01/17	6,409	6,763
Pool# E89909 6.00%, 05/01/17	2,251	2,388
Pool# B15071 6.00%, 06/01/17	31,630	33,286
Pool# E01157 6.00%, 06/01/17	8,372	8,857
Pool# E90194 6.00%, 06/01/17	1,890	1,997
Pool# E90313 6.00%, 06/01/17	767	812
Pool# E90645 6.00%, 07/01/17	9,305	9,857
Pool# G18007 6.00%, 07/01/19	15,703	17,037
Pool# B16087 6.00%, 08/01/19	50,203	54,649
Pool# J00935 5.00%, 12/01/20	17,681	18,963
Pool# J00854 5.00%, 01/01/21	173,816	186,699
Pool# J01279 5.50%, 02/01/21	14,212	15,372
Pool# J01570 5.50%, 04/01/21	13,578	14,677
Pool# J01771 5.00%, 05/01/21	12,958	13,981
Pool# J01879 5.00%, 05/01/21	10,219	11,052
Pool# J06015 5.00%, 05/01/21	63,822	68,897
Pool# G18122 5.00%, 06/01/21	32,963	35,388
Pool# J01980 6.00%, 06/01/21	16,085	17,686
Pool# J03074 5.00%, 07/01/21	24,632	26,446
Pool# J03028 5.50%, 07/01/21	18,364	19,901
Pool# C90719 5.00%, 10/01/23	797,101	868,280
Pool# J09912 4.00%, 06/01/24	1,744,463	1,854,174
Pool# C00351 8.00%, 07/01/24	862	1,009
Pool# G13900 5.00%, 12/01/24	384,886	411,283
Pool# D60780 8.00%, 06/01/25	2,929	3,456
Pool# G30267 5.00%, 08/01/25	254,905	277,667
Pool# E02746 3.50%, 11/01/25	875,291	917,243
Pool# J13883 3.50%, 12/01/25	1,768,337	1,854,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J14732 4.00%, 03/01/26	$833,078	$886,512
Pool# E02896 3.50%, 05/01/26	937,179	982,097
Pool# J18127 3.00%, 03/01/27	713,066	733,511
Pool# J18702 3.00%, 03/01/27	801,582	824,565
Pool# J19106 3.00%, 05/01/27	284,157	292,305
Pool# J20471 3.00%, 09/01/27	1,314,221	1,350,670
Pool# D82854 7.00%, 10/01/27	2,597	2,994
Pool# G14609 3.00%, 11/01/27	1,696,327	1,743,374
Pool# C00566 7.50%, 12/01/27	3,127	3,673
Pool# C00678 7.00%, 11/01/28	3,877	4,481
Pool# C18271 7.00%, 11/01/28	3,390	3,930
Pool# C00836 7.00%, 07/01/29	1,744	1,980
Pool# C31282 7.00%, 09/01/29	342	394
Pool# C31285 7.00%, 09/01/29	3,828	4,429
Pool# A18212 7.00%, 11/01/29	51,206	59,329
Pool# C32914 8.00%, 11/01/29	3,621	4,343
Pool# C37436 8.00%, 01/01/30	3,584	4,285
Pool# C36306 7.00%, 02/01/30	835	968
Pool# C36429 7.00%, 02/01/30	825	958
Pool# C00921 7.50%, 02/01/30	3,331	3,925
Pool# G01108 7.00%, 04/01/30	1,441	1,667
Pool# C37703 7.50%, 04/01/30	2,305	2,720
Pool# C41561 8.00%, 08/01/30	2,458	2,960
Pool# C01051 8.00%, 09/01/30	5,563	6,378
Pool# C43550 7.00%, 10/01/30	5,209	6,050
Pool# C44017 7.50%, 10/01/30	582	689
Pool# C43967 8.00%, 10/01/30	43,085	51,486
Pool# C44957 8.00%, 11/01/30	5,091	6,103
Pool# C01106 7.00%, 12/01/30	23,339	27,063
Pool# C01103 7.50%, 12/01/30	2,216	2,617
Pool# C01116 7.50%, 01/01/31	2,356	2,785
Pool# C46932 7.50%, 01/01/31	1,890	2,231
Pool# C47287 7.50%, 02/01/31	4,568	5,389
Pool# C48851 7.00%, 03/01/31	2,756	3,203
Pool# G01217 7.00%, 03/01/31	24,367	28,286
Pool# C48206 7.50%, 03/01/31	2,212	2,621
Pool# C91366 4.50%, 04/01/31	333,620	360,661
Pool# C91377 4.50%, 06/01/31	183,521	198,396
Pool# C53324 7.00%, 06/01/31	2,738	3,166
Pool# C01209 8.00%, 06/01/31	1,430	1,721
Pool# C54792 7.00%, 07/01/31	22,029	25,565
Pool# C55071 7.50%, 07/01/31	784	929
Pool# G01309 7.00%, 08/01/31	4,189	4,860
Pool# C01222 7.00%, 09/01/31	3,518	4,084
Pool# G01311 7.00%, 09/01/31	27,777	32,220
Pool# G01315 7.00%, 09/01/31	1,073	1,244
Pool# C58647 7.00%, 10/01/31	1,283	1,490
Pool# C58694 7.00%, 10/01/31	10,151	11,807
Pool# C60012 7.00%, 11/01/31	2,141	2,481
Pool# C61298 8.00%, 11/01/31	3,290	3,963
Pool# C61105 7.00%, 12/01/31	7,062	8,207
Pool# C01305 7.50%, 12/01/31	3,195	3,781
Pool# C62218 7.00%, 01/01/32	3,367	3,901
Pool# C63171 7.00%, 01/01/32	12,548	14,598
Pool# C64121 7.50%, 02/01/32	5,050	5,992
Pool# D99004 3.50%, 03/01/32	390,373	403,258
Pool# G30577 3.50%, 04/01/32	853,840	882,023
Pool# C01345 7.00%, 04/01/32	16,253	18,880
Pool# C66744 7.00%, 04/01/32	1,245	1,382
Pool# G01391 7.00%, 04/01/32	49,014	56,877
Pool# C65717 7.50%, 04/01/32	5,179	6,151
Pool# C01370 8.00%, 04/01/32	5,019	6,046
Pool# C66916 7.00%, 05/01/32	21,713	25,281

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C67235 7.00%, 05/01/32	$18,927	$21,091
Pool# C01381 8.00%, 05/01/32	22,410	27,024
Pool# C68290 7.00%, 06/01/32	5,584	6,502
Pool# C68300 7.00%, 06/01/32	22,194	25,786
Pool# D99266 3.50%, 07/01/32	587,165	606,546
Pool# G01449 7.00%, 07/01/32	32,833	38,087
Pool# C68988 7.50%, 07/01/32	3,918	4,610
Pool# C69908 7.00%, 08/01/32	31,526	36,667
Pool# C70211 7.00%, 08/01/32	15,373	17,903
Pool# C91558 3.50%, 09/01/32	154,619	159,578
Pool# C71089 7.50%, 09/01/32	5,873	6,974
Pool# G01536 7.00%, 03/01/33	31,298	36,417
Pool# G30642 3.00%, 05/01/33	308,928	311,137
Pool# G30646 3.00%, 05/01/33	685,275	689,745
Pool# K90535 3.00%, 05/01/33	144,185	145,125
Pool# A16419 6.50%, 11/01/33	19,220	21,614
Pool# A16522 6.50%, 12/01/33	106,397	119,657
Pool# C01806 7.00%, 01/01/34	14,828	17,182
Pool# A21356 6.50%, 04/01/34	79,898	89,898
Pool# C01851 6.50%, 04/01/34	73,956	83,202
Pool# A22067 6.50%, 05/01/34	110,651	124,467
Pool# A24301 6.50%, 05/01/34	118,777	133,692
Pool# A24988 6.50%, 07/01/34	39,669	44,600
Pool# G01741 6.50%, 10/01/34	37,062	41,647
Pool# G08023 6.50%, 11/01/34	71,597	80,573
Pool# A33137 6.50%, 01/01/35	13,990	15,756
Pool# A31989 6.50%, 04/01/35	21,660	24,393
Pool# G08064 6.50%, 04/01/35	47,274	53,199
Pool# G01947 7.00%, 05/01/35	39,637	46,118
Pool# G08073 5.50%, 08/01/35	417,326	460,020
Pool# A37135 5.50%, 09/01/35	684,088	754,073
Pool# A47368 5.00%, 10/01/35	526,597	574,649
Pool# A38255 5.50%, 10/01/35	499,653	550,770
Pool# A38531 5.50%, 10/01/35	774,098	853,292
Pool# G08088 6.50%, 10/01/35	298,919	336,499
Pool# A39759 5.50%, 11/01/35	46,282	50,915
Pool# A40376 5.50%, 12/01/35	41,977	46,180
Pool# A42305 5.50%, 01/01/36	104,343	114,789
Pool# A41548 7.00%, 01/01/36	62,785	71,893
Pool# G08111 5.50%, 02/01/36	754,191	829,699
Pool# A48303 7.00%, 02/01/36	12,944	14,828
Pool# A43861 5.50%, 03/01/36	256,424	282,097
Pool# A43884 5.50%, 03/01/36	732,568	807,514
Pool# A43885 5.50%, 03/01/36	694,430	765,473
Pool# A43886 5.50%, 03/01/36	1,004,189	1,106,922
Pool# A48378 5.50%, 03/01/36	636,668	701,802
Pool# G08116 5.50%, 03/01/36	136,779	150,473
Pool# A48735 5.50%, 05/01/36	61,831	67,944
Pool# G02390 6.00%, 09/01/36	449,021	497,553
Pool# A53039 6.50%, 10/01/36	190,095	212,106
Pool# A53219 6.50%, 10/01/36	51,766	57,702
Pool# G05254 5.00%, 01/01/37	494,980	540,146
Pool# G04331 5.00%, 02/01/37	422,107	460,624
Pool# G05941 6.00%, 02/01/37	2,416,744	2,677,960
Pool# G03620 6.50%, 10/01/37	14,235	15,838
Pool# G03721 6.00%, 12/01/37	215,559	238,858
Pool# G03826 6.00%, 01/01/38	203,289	225,262
Pool# G03969 6.00%, 02/01/38	247,645	274,412
Pool# G04913 5.00%, 03/01/38	832,019	905,860
Pool# G05299 4.50%, 06/01/38	816,927	876,282
Pool# G04473 5.50%, 06/01/38	667,186	732,314
Pool# G04581 6.50%, 08/01/38	487,541	542,392
Pool# A81674 6.00%, 09/01/38	1,173,664	1,300,520
Pool# A85442 5.00%, 03/01/39	1,248,035	1,358,798
Pool# G05459 5.50%, 05/01/39	6,284,902	6,898,416
Pool# A86980 4.50%, 07/01/39	1,877,387	2,003,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05535 4.50%, 07/01/39	$2,315,026	$2,470,205
Pool# A88133 4.50%, 08/01/39	3,064,044	3,269,430
Pool# A89500 4.50%, 10/01/39	287,612	306,891
Pool# A91165 5.00%, 02/01/40	10,465,061	11,402,010
Pool# A93996 4.50%, 09/01/40	2,075,464	2,214,584
Pool# A95407 4.00%, 12/01/40	1,182,128	1,227,797
Pool# A96049 4.00%, 01/01/41	3,589,561	3,728,236
Pool# A96050 4.00%, 01/01/41	3,315,806	3,443,905
Pool# A97040 4.00%, 02/01/41	1,603,298	1,665,238
Pool# G06818 4.00%, 11/01/41	359,872	373,775
Pool# G06842 4.00%, 12/01/41	216,962	225,344
Pool# Q05783 4.00%, 01/01/42	599,279	622,430
Pool# Q08977 4.00%, 06/01/42	372,786	387,071
Pool# Q11087 4.00%, 09/01/42	507,697	527,073
Pool# G07158 3.50%, 10/01/42	1,600,654	1,609,971
Pool# G07163 3.50%, 10/01/42	694,910	699,281
Pool# Q11532 3.50%, 10/01/42	488,386	491,229
Pool# Q12051 3.50%, 10/01/42	573,981	577,322
Pool# C09020 3.50%, 11/01/42	1,497,203	1,505,918
Pool# G07264 3.50%, 12/01/42	1,610,209	1,619,581
Pool# Q14292 3.50%, 01/01/43	282,417	284,193
Pool# Q14881 3.50%, 01/01/43	328,159	330,069
Pool# Q15774 3.00%, 02/01/43	2,920,454	2,818,352
Pool# Q15884 3.00%, 02/01/43	1,725,464	1,665,141
Pool# Q16470 3.00%, 03/01/43	2,826,943	2,730,761
Pool# V80002 2.50%, 04/01/43	958,637	885,691
Pool# G08528 3.00%, 04/01/43	12,165,121	11,739,817
Pool# Q16915 3.00%, 04/01/43	948,264	916,001
Pool# Q18523 3.50%, 05/01/43	3,146,558	3,164,872
Pool# G08534 3.00%, 06/01/43	3,765,707	3,634,054
Pool# Q18751 3.50%, 06/01/43	2,983,927	3,001,294
Pool# G07410 3.50%, 07/01/43	493,612	497,257
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 04/15/29	15,000,000	14,990,038
3.00%, 04/15/29	5,500,000	5,643,301
3.50%, 04/15/29	2,000,000	2,091,406
4.00%, 04/15/29	3,000,000	3,166,172
4.50%, 04/15/29	3,200,000	3,386,250
3.00%, 04/15/44	1,500,000	1,445,566
3.50%, 04/15/44	13,000,000	13,063,985
4.00%, 04/15/44	12,900,000	13,385,765
4.50%, 04/15/44	12,500,000	13,325,195
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41(a)	820,380	859,748
Pool# 2B0108 2.61%, 01/01/42(a)	213,295	221,333
Pool# 2B1381 1.80%, 06/01/43(a)	83,531	83,974
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	2,296	2,483
Pool# 826869 5.50%, 08/01/20	203,411	219,755
Pool# 835228 5.50%, 08/01/20	5,398	5,831
Pool# 825811 5.50%, 09/01/20	4,861	5,244
Pool# 839585 5.50%, 09/01/20	28,157	30,419
Pool# 811505 5.50%, 10/01/20	10,975	11,850
Pool# 838565 5.50%, 10/01/20	207,497	224,056
Pool# 840102 5.50%, 10/01/20	127,700	137,965
Pool# 841947 5.50%, 10/01/20	11,812	12,797
Pool# 843102 5.50%, 10/01/20	6,261	6,764
Pool# 839100 5.50%, 11/01/20	5,153	5,567
Pool# 840808 5.50%, 11/01/20	966	996
Pool# 830670 5.50%, 12/01/20	10,161	10,993
Pool# 788210 5.50%, 02/01/21	13,263	14,137
Pool# 867183 5.50%, 02/01/21	18,357	19,853
Pool# 811558 5.50%, 03/01/21	160,238	173,028
Pool# 870296 5.50%, 03/01/21	1,681	1,785
Pool# 878120 5.50%, 04/01/21	7,834	8,472
Pool# 811559 5.50%, 05/01/21	31,107	33,733
Pool# 879115 5.50%, 05/01/21	18,673	20,176
Pool# 885440 5.50%, 05/01/21	4,671	5,062
Pool# 845489 5.50%, 06/01/21	1,474	1,598

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 880950 5.50%, 07/01/21	$67,870	$73,572
Pool# 870092 5.50%, 08/01/21	2,478	2,691
Pool# 896599 5.50%, 08/01/21	1,206	1,304
Pool# 903350 5.00%, 10/01/21	10,125	10,888
Pool# 894126 5.50%, 10/01/21	1,795	1,947
Pool# 902789 5.50%, 11/01/21	113,591	123,337
Pool# 901509 5.00%, 12/01/21	9,809	10,544
Pool# 906708 5.00%, 12/01/21	91,387	98,239
Pool# 928106 5.50%, 02/01/22	99,819	108,376
Pool# 913889 5.50%, 03/01/22	19,078	20,465
Pool# 914385 5.50%, 03/01/22	2,922	3,173
Pool# 913323 5.50%, 04/01/22	6,244	6,783
Pool# 913331 5.50%, 05/01/22	8,623	9,363
Pool# 899438 5.50%, 06/01/22	60,334	65,560
Pool# AA2549 4.00%, 04/01/24	571,784	607,521
Pool# 934863 4.00%, 06/01/24	955,787	1,015,524
Pool# AC1374 4.00%, 08/01/24	586,846	623,890
Pool# AC1529 4.50%, 09/01/24	1,450,089	1,547,460
Pool# AD0244 4.50%, 10/01/24	194,939	208,029
Pool# AD4089 4.50%, 05/01/25	1,413,618	1,507,656
Pool# 890216 4.50%, 07/01/25	364,859	389,130
Pool# AB1609 4.00%, 10/01/25	767,367	816,287
Pool# AH1361 3.50%, 12/01/25	615,259	645,637
Pool# AH1518 3.50%, 12/01/25	406,711	426,793
Pool# AH5616 3.50%, 02/01/26	1,922,449	2,016,769
Pool# AL0298 4.00%, 05/01/26	1,425,692	1,517,916
Pool# AB4277 3.00%, 01/01/27	1,882,872	1,939,284
Pool# AP4746 3.00%, 08/01/27	528,482	543,656
Pool# AP4640 3.00%, 09/01/27	230,371	237,165
Pool# AP7855 3.00%, 09/01/27	2,275,253	2,340,578
Pool# AB6886 3.00%, 11/01/27	279,422	287,488
Pool# AB6887 3.00%, 11/01/27	562,109	578,248
Pool# AQ3758 3.00%, 11/01/27	287,360	295,610
Pool# AQ4532 3.00%, 11/01/27	314,138	323,108
Pool# AQ5096 3.00%, 11/01/27	725,297	746,121
Pool# AQ7406 3.00%, 11/01/27	211,253	217,286
Pool# AQ2884 3.00%, 12/01/27	223,680	230,103
Pool# AS0487 2.50%, 09/01/28	973,204	973,926
Pool# 930998 4.50%, 04/01/29	199,443	214,861
Pool# AH1515 4.00%, 12/01/30	1,215,896	1,285,382
Pool# AD0716 6.50%, 12/01/30	3,939,607	4,418,982
Pool# AB2121 4.00%, 01/01/31	188,760	199,547
Pool# MA0641 4.00%, 02/01/31	1,024,008	1,082,528
Pool# 560868 7.50%, 02/01/31	848	994
Pool# 607212 7.50%, 10/01/31	26,688	31,034
Pool# MA0895 3.50%, 11/01/31	1,059,750	1,095,392
Pool# 607632 6.50%, 11/01/31	155	175
Pool# MA1029 3.50%, 04/01/32	735,784	760,070
Pool# 545556 7.00%, 04/01/32	12,392	14,335
Pool# AO2565 3.50%, 05/01/32	275,303	284,390
Pool# 545605 7.00%, 05/01/32	16,583	19,184
Pool# AO5103 3.50%, 06/01/32	579,695	598,829
Pool# MA1107 3.50%, 07/01/32	98,963	102,230
Pool# 651361 7.00%, 07/01/32	11,878	13,747
Pool# AP1990 3.50%, 08/01/32	341,599	351,487
Pool# AP1997 3.50%, 08/01/32	144,278	148,905
Pool# AO7202 3.50%, 09/01/32	712,893	735,756
Pool# MA1166 3.50%, 09/01/32	583,376	602,085
Pool# 661664 7.50%, 09/01/32	19,402	22,613
Pool# AP3673 3.50%, 10/01/32	529,883	546,876
Pool# AB6962 3.50%, 11/01/32	767,058	791,658

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AQ3343 3.50%, 11/01/32	$519,095	$535,742
Pool# 689741 5.50%, 02/01/33	40,332	44,766
Pool# 656559 6.50%, 02/01/33	103,489	116,256
Pool# 555346 5.50%, 04/01/33	163,624	181,610
Pool# 713560 5.50%, 04/01/33	15,182	16,851
Pool# 694846 6.50%, 04/01/33	19,567	21,968
Pool# 701261 7.00%, 04/01/33	1,517	1,751
Pool# AB9300 3.00%, 05/01/33	257,409	259,250
Pool# AB9402 3.00%, 05/01/33	700,076	705,080
Pool# AB9403 3.00%, 05/01/33	295,997	296,448
Pool# 555421 5.00%, 05/01/33	4,498,721	4,922,936
Pool# 555684 5.50%, 07/01/33	40,980	45,485
Pool# 720087 5.50%, 07/01/33	706,364	784,009
Pool# 728721 5.50%, 07/01/33	108,877	120,845
Pool# MA1527 3.00%, 08/01/33	2,900,299	2,919,219
Pool# 743235 5.50%, 10/01/33	80,808	89,690
Pool# 750229 6.50%, 10/01/33	62,654	70,027
Pool# 755872 5.50%, 12/01/33	704,248	781,660
Pool# 725221 5.50%, 01/01/34	19,272	21,391
Pool# 725223 5.50%, 03/01/34	2,017	2,239
Pool# 725228 6.00%, 03/01/34	1,707,097	1,905,054
Pool# 725425 5.50%, 04/01/34	1,161,894	1,289,611
Pool# 725423 5.50%, 05/01/34	104,435	115,915
Pool# 725594 5.50%, 07/01/34	457,200	507,456
Pool# 788027 6.50%, 09/01/34	86,296	96,549
Pool# 807310 7.00%, 11/01/34	9,893	11,339
Pool# 735141 5.50%, 01/01/35	1,457,406	1,614,874
Pool# 889852 5.50%, 05/01/35	39,902	44,288
Pool# 256023 6.00%, 12/01/35	1,220,721	1,357,051
Pool# 745418 5.50%, 04/01/36	262,173	289,189
Pool# 745516 5.50%, 05/01/36	147,766	162,993
Pool# 889745 5.50%, 06/01/36	20,896	23,193
Pool# 888635 5.50%, 09/01/36	495,316	549,762
Pool# 995065 5.50%, 09/01/36	829,512	920,693
Pool# 907252 7.00%, 12/01/36	53,058	60,137
Pool# 923834 7.00%, 04/01/37	108,161	122,673
Pool# 995024 5.50%, 08/01/37	317,658	351,385
Pool# 925172 7.00%, 08/01/37	20,543	23,175
Pool# 995050 6.00%, 09/01/37	3,285,570	3,652,501
Pool# 947831 7.00%, 10/01/37	144,891	162,839
Pool# 955194 7.00%, 11/01/37	298,654	335,816
Pool# 928940 7.00%, 12/01/37	118,310	133,395
Pool# 257137 7.00%, 03/01/38	4,720	5,308
Pool# 257409 7.00%, 10/01/38	165,755	186,962
Pool# 990810 7.00%, 10/01/38	255,415	288,959
Pool# AA9611 4.00%, 07/01/39	2,459,620	2,557,908
Pool# 994002 4.00%, 08/01/39	4,075,669	4,247,452
Pool# AC1454 4.00%, 08/01/39	3,159,681	3,285,944
Pool# AC9895 3.25%, 04/01/40(a)	2,012,950	2,110,842
Pool# AC9890 3.32%, 04/01/40(a)	4,249,733	4,458,246
Pool# AB1388 4.50%, 08/01/40	2,050,147	2,188,772
Pool# AD8536 5.00%, 08/01/40	1,153,395	1,258,913
Pool# AB1735 3.50%, 11/01/40	36,764	37,024
Pool# AE9747 4.50%, 12/01/40	2,505,104	2,673,710
Pool# 932888 3.50%, 01/01/41	484,854	489,494
Pool# 932891 3.50%, 01/01/41	80,238	80,905
Pool# AB2067 3.50%, 01/01/41	850,991	857,540
Pool# AB2068 3.50%, 01/01/41	482,276	485,836
Pool# AL0390 5.00%, 05/01/41	2,198,986	2,400,159
Pool# AJ1249 3.31%, 09/01/41(a)	1,098,284	1,152,593
Pool# AI9851 4.50%, 09/01/41	144,239	154,195
Pool# AL0761 5.00%, 09/01/41	601,001	655,983
Pool# AJ5431 4.50%, 10/01/41	234,393	250,572
Pool# AJ4861 4.00%, 12/01/41	504,233	524,540
Pool# AK0714 2.44%, 02/01/42(a)	308,396	319,482
Pool# AB5185 3.50%, 05/01/42	1,206,652	1,214,995
Pool# AO3575 4.50%, 05/01/42	82,517	88,213
Pool# AO4647 3.50%, 06/01/42	2,148,335	2,163,189
Pool# AO8036 4.50%, 07/01/42	2,341,186	2,502,417

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AO9697 4.50%, 07/01/42	$137,145	$146,311
Pool# AP1919 4.50%, 07/01/42	221,863	237,142
Pool# AB6017 3.50%, 08/01/42	2,353,140	2,369,410
Pool# AP2092 4.50%, 08/01/42	97,798	104,533
Pool# AP6579 3.50%, 09/01/42	1,909,638	1,922,841
Pool# AB6524 3.50%, 10/01/42	3,621,568	3,646,608
Pool# AB7074 3.00%, 11/01/42	1,844,932	1,783,747
Pool# AB6786 3.50%, 11/01/42	493,925	497,340
Pool# AL2677 3.50%, 11/01/42	1,860,828	1,874,276
Pool# AQ1569 3.50%, 11/01/42	1,213,784	1,222,177
Pool# AQ2432 3.00%, 12/01/42	954,231	922,585
Pool# AL3000 3.50%, 12/01/42	2,274,610	2,290,337
Pool# AR4210 3.50%, 01/01/43	462,497	465,695
Pool# AR3806 3.50%, 02/01/43	456,260	459,415
Pool# AT4982 1.93%, 04/01/43(a)	169,546	171,684
Pool# AR8213 3.50%, 04/01/43	501,633	505,258
Pool# AB9236 3.00%, 05/01/43	486,002	471,024
Pool# AB9237 3.00%, 05/01/43	1,575,392	1,525,853
Pool# AB9238 3.00%, 05/01/43	2,089,108	2,022,763
Pool# AT4137 3.00%, 05/01/43	757,241	731,891
Pool# AB9362 3.50%, 05/01/43	2,584,709	2,604,196
Pool# AT2731 3.50%, 05/01/43	2,433,480	2,450,305
Pool# AT4250 2.09%, 06/01/43(a)	271,537	272,170
Pool# AT4145 3.00%, 06/01/43	592,778	573,767
Pool# AB9814 3.00%, 07/01/43	2,036,264	1,970,960
Pool# AS0203 3.00%, 08/01/43	1,371,019	1,326,835
Pool# AL4471 4.00%, 09/01/43	1,189,371	1,239,501
Pool# AL4323 4.50%, 11/01/43	4,033,796	4,306,550
Pool# AV6103 4.00%, 01/01/44	5,657,637	5,883,721
Pool# AV6104 4.00%, 01/01/44	3,661,940	3,808,274
Federal National Mortgage Association Pool TBA
2.50%, 04/25/29	22,000,000	21,979,375
3.00%, 04/25/29	10,067,663	10,339,804
3.50%, 04/25/29	5,100,000	5,345,039
4.00%, 04/25/29	3,000,000	3,172,734
4.50%, 04/25/29	1,600,000	1,696,625
5.00%, 04/25/29	1,900,000	2,019,641
2.50%, 04/25/44	2,000,000	1,850,312
3.00%, 04/25/44	44,700,000	43,152,960
3.50%, 04/25/44	22,100,000	22,232,945
4.00%, 04/25/44	26,300,000	27,337,617
4.50%, 04/25/44	21,700,000	23,151,187
5.00%, 04/25/44	11,400,000	12,432,235
5.50%, 04/25/44	4,000,000	4,415,000
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	617	711
Pool# 376510 7.00%, 05/15/24	3,076	3,515
Pool# 457801 7.00%, 08/15/28	5,950	6,931
Pool# 486936 6.50%, 02/15/29	3,012	3,443
Pool# 502969 6.00%, 03/15/29	9,437	10,663
Pool# 487053 7.00%, 03/15/29	3,980	4,633
Pool# 781014 6.00%, 04/15/29	8,348	9,449
Pool# 509099 7.00%, 06/15/29	4,207	4,920
Pool# 470643 7.00%, 07/15/29	16,597	19,397
Pool# 434505 7.50%, 08/15/29	197	232
Pool# 416538 7.00%, 10/15/29	370	402
Pool# 524269 8.00%, 11/15/29	8,854	10,595
Pool# 781124 7.00%, 12/15/29	20,675	24,109
Pool# 507396 7.50%, 09/15/30	90,844	107,735
Pool# 531352 7.50%, 09/15/30	8,860	10,516
Pool# 536334 7.50%, 10/15/30	229	272
Pool# 540659 7.00%, 01/15/31	1,043	1,223
Pool# 486019 7.50%, 01/15/31	2,296	2,729
Pool# 535388 7.50%, 01/15/31	2,393	2,844
Pool# 537406 7.50%, 02/15/31	545	639
Pool# 528589 6.50%, 03/15/31	42,424	48,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 508473 7.50%, 04/15/31	$11,138	$13,142
Pool# 544470 8.00%, 04/15/31	3,792	4,566
Pool# 781287 7.00%, 05/15/31	10,558	12,342
Pool# 549742 7.00%, 07/15/31	5,679	6,630
Pool# 781319 7.00%, 07/15/31	3,272	3,831
Pool# 485879 7.00%, 08/15/31	14,732	17,278
Pool# 572554 6.50%, 09/15/31	144,265	165,695
Pool# 555125 7.00%, 09/15/31	930	1,089
Pool# 781328 7.00%, 09/15/31	10,118	11,825
Pool# 550991 6.50%, 10/15/31	2,017	2,315
Pool# 571267 7.00%, 10/15/31	1,414	1,658
Pool# 574837 7.50%, 11/15/31	2,900	3,445
Pool# 555171 6.50%, 12/15/31	1,613	1,856
Pool# 781380 7.50%, 12/15/31	2,929	3,470
Pool# 781481 7.50%, 01/15/32	14,724	17,429
Pool# 580972 6.50%, 02/15/32	2,101	2,417
Pool# 781401 7.50%, 02/15/32	8,431	10,002
Pool# 781916 6.50%, 03/15/32	172,351	197,021
Pool# 552474 7.00%, 03/15/32	9,253	10,856
Pool# 781478 7.50%, 03/15/32	5,627	6,666
Pool# 781429 8.00%, 03/15/32	9,337	11,252
Pool# 781431 7.00%, 04/15/32	36,298	42,515
Pool# 568715 7.00%, 05/15/32	50,563	59,395
Pool# 552616 7.00%, 06/15/32	50,746	59,514
Pool# 570022 7.00%, 07/15/32	49,378	57,835
Pool# 583645 8.00%, 07/15/32	6,978	8,453
Pool# 595077 6.00%, 10/15/32	16,158	18,327
Pool# 596657 7.00%, 10/15/32	5,761	6,726
Pool# 552903 6.50%, 11/15/32	248,109	284,596
Pool# 552952 6.00%, 12/15/32	20,832	23,624
Pool# 588192 6.00%, 02/15/33	12,941	14,743
Pool# 602102 6.00%, 02/15/33	18,808	21,445
Pool# 553144 5.50%, 04/15/33	79,772	89,596
Pool# 604243 6.00%, 04/15/33	36,312	41,199
Pool# 611526 6.00%, 05/15/33	26,505	30,091
Pool# 553320 6.00%, 06/15/33	56,212	63,775
Pool# 572733 6.00%, 07/15/33	10,704	12,132
Pool# 573916 6.00%, 11/15/33	41,926	47,540
Pool# 604788 6.50%, 11/15/33	159,573	182,794
Pool# 604875 6.00%, 12/15/33	86,050	97,523
Pool# 781688 6.00%, 12/15/33	94,885	108,377
Pool# 781690 6.00%, 12/15/33	38,969	44,577
Pool# 781699 7.00%, 12/15/33	15,192	17,794
Pool# 621856 6.00%, 01/15/34	41,057	46,562
Pool# 564799 6.00%, 03/15/34	174,733	198,932
Pool# 630038 6.50%, 08/15/34	104,219	119,260
Pool# 781804 6.00%, 09/15/34	112,784	128,720
Pool# 781847 6.00%, 12/15/34	98,951	113,098
Pool# 486921 5.50%, 02/15/35	33,774	37,849
Pool# 781902 6.00%, 02/15/35	82,757	94,370
Pool# 781933 6.00%, 06/15/35	14,698	16,750
Pool# 649510 5.50%, 10/15/35	755,474	846,633
Pool# 649513 5.50%, 10/15/35	1,309,159	1,467,128
Pool# 652207 5.50%, 03/15/36	452,181	506,036
Pool# 652539 5.00%, 05/15/36	52,722	57,842
Pool# 655519 5.00%, 05/15/36	58,892	64,611
Pool# 606308 5.50%, 05/15/36	98,060	109,739
Pool# 606314 5.50%, 05/15/36	31,959	35,775
Pool# 657912 6.50%, 08/15/36	10,580	12,026
Pool# 697957 4.50%, 03/15/39	4,467,034	4,818,813
Pool# 704630 5.50%, 07/15/39	162,385	180,691
Pool# 710724 4.50%, 08/15/39	1,839,709	1,988,826
Pool# 722292 5.00%, 09/15/39	4,029,968	4,436,428
Pool# 782803 6.00%, 11/15/39	2,040,284	2,289,843
Pool# 733312 4.00%, 09/15/40	191,467	201,512
Pool# 742235 4.00%, 12/15/40	626,909	659,455
Pool# 690662 4.00%, 01/15/41	133,907	140,974
Pool# 719486 4.00%, 01/15/41	99,322	104,564

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 742244 4.00%, 01/15/41	$519,316	$546,722
Pool# 753826 4.00%, 01/15/41	136,642	143,768
Pool# 755958 4.00%, 01/15/41	463,612	488,078
Pool# 755959 4.00%, 01/15/41	349,066	367,814
Pool# 759075 4.00%, 01/15/41	384,127	404,759
Pool# 757555 4.00%, 02/15/41	58,804	61,963
Pool# 757557 4.00%, 02/15/41	97,676	102,831
Pool# 759207 4.00%, 02/15/41	741,833	781,677
Pool# 738107 4.00%, 03/15/41	1,377,027	1,448,622
Pool# 778869 4.00%, 02/15/42	769,682	810,121
Pool# AD2254 3.50%, 03/15/43	258,841	264,907
Pool# AD8789 3.50%, 03/15/43	1,382,770	1,415,179
Pool# AA6403 3.00%, 05/15/43	2,182,731	2,151,354
Pool# AD2411 3.50%, 05/15/43	1,170,465	1,197,898
Government National Mortgage Association I Pool TBA
3.00%, 04/15/44	1,850,000	1,819,215
3.50%, 04/15/44	7,100,000	7,243,664
4.00%, 04/15/44	1,900,000	1,996,039
4.50%, 04/15/44	3,000,000	3,234,375
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	1,674,559	1,861,574
Pool# G24245 6.00%, 09/20/38	791,211	879,309
Pool# G24559 5.00%, 10/20/39	1,958,251	2,151,475
Pool# G24715 5.00%, 06/20/40	447,636	491,805
Pool# G24747 5.00%, 07/20/40	5,542,781	6,089,698
Pool# G24771 4.50%, 08/20/40	4,894,664	5,291,399
Pool# G24802 5.00%, 09/20/40	3,127,821	3,436,449
Pool# G24834 4.50%, 10/20/40	1,041,130	1,125,519
Pool# 737727 4.00%, 12/20/40	3,716,885	3,911,441
Pool# 737730 4.00%, 12/20/40	1,021,183	1,074,635
Pool# G24923 4.50%, 01/20/41	1,585,265	1,711,777
Pool# G24978 4.50%, 03/20/41	252,261	272,392
Pool# G25017 4.50%, 04/20/41	2,984,849	3,223,054
Pool# G25056 5.00%, 05/20/41	880,893	965,610
Pool# G25082 4.50%, 06/20/41	1,049,755	1,132,792
Pool# G25139 4.00%, 08/20/41	1,911,387	2,011,436
Pool# G25175 4.50%, 09/20/41	1,072,980	1,157,855
Pool# G2675523 3.50%, 03/20/42	849,877	866,078
Pool# G25332 4.00%, 03/20/42	1,074,607	1,130,856
Pool# G2MA0023 4.00%, 04/20/42(b)	2,118,870	2,229,780
Pool# G2MA0089 4.00%, 05/20/42	2,010,893	2,116,151
Pool# G2MA0392 3.50%, 09/20/42	4,287,890	4,383,028
Pool# G2MA0534 3.50%, 11/20/42	6,358,970	6,500,060
Pool# G2MA0852 3.50%, 03/20/43	3,412,623	3,488,340
Pool# G2MA0934 3.50%, 04/20/43	3,166,432	3,236,687
Pool# G2AF1001 3.50%, 06/20/43	1,555,575	1,585,228
Government National Mortgage Association II Pool TBA
3.00%, 04/15/44	20,000,000	19,667,188
3.50%, 04/15/44	11,400,000	11,634,235
4.00%, 04/15/44	10,000,000	10,510,156
4.50%, 04/15/44	5,000,000	5,392,187

Total U.S. Government Mortgage Backed Agencies (cost $663,885,545)		667,963,633

U.S. Government Sponsored & Agency Obligations 3.7%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	695,000	772,238
Federal Home Loan Banks
4.88%, 05/17/17(b)	1,125,000	1,258,243
5.25%, 06/05/17	7,000,000	7,865,361
5.50%, 07/15/36	1,500,000	1,837,005
Federal Home Loan Mortgage Corp. 4.38%, 07/17/15(b)	7,214,000	7,599,420
1.75%, 09/10/15	10,900,000	11,131,577
0.85%, 11/28/16	2,000,000	1,997,867

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. (continued)
0.88%, 03/07/18	$4,000,000	$3,916,255
3.75%, 03/27/19	1,870,000	2,040,869
1.38%, 05/01/20(b)	3,500,000	3,336,732
2.38%, 01/13/22(b)	3,000,000	2,925,444
6.75%, 09/15/29(b)	557,000	768,558
6.25%, 07/15/32	1,245,000	1,658,422
Federal National Mortgage Association 4.38%, 10/15/15	1,618,000	1,716,413
0.38%, 07/05/16	10,000,000	9,958,472
0.75%, 11/25/16	4,500,000	4,479,165
5.38%, 06/12/17	1,995,000	2,264,340
0.88%, 12/20/17	6,000,000	5,903,017
0.88%, 05/21/18	7,310,000	7,122,845
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	23,527
Tennessee Valley Authority 6.25%, 12/15/17	50,000	58,972
4.50%, 04/01/18(b)	4,635,000	5,149,069
4.88%, 01/15/48	500,000	525,914

Total U.S. Government Sponsored & Agency Obligations (cost $81,783,003)		84,309,725

U.S. Treasury Bonds 5.7%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17	124,000	153,644
8.13%, 08/15/19	1,900,000	2,516,906
8.50%, 02/15/20(b)	2,138,000	2,918,036
8.00%, 11/15/21	3,710,000	5,173,131
6.25%, 08/15/23(b)	12,581,000	16,422,137
6.88%, 08/15/25	1,613,000	2,252,403
6.13%, 11/15/27	5,000,000	6,732,812
5.38%, 02/15/31	4,237,000	5,420,050
4.50%, 02/15/36(b)	2,620,000	3,075,225
5.00%, 05/15/37	305,000	383,109
3.50%, 02/15/39	2,285,000	2,292,141
4.25%, 05/15/39	5,595,000	6,333,715
4.50%, 08/15/39	2,380,000	2,799,475
4.38%, 11/15/39(b)	8,245,000	9,517,822
4.63%, 02/15/40	7,395,000	8,865,911
4.38%, 05/15/40	2,600,000	3,002,594
3.88%, 08/15/40	1,000,000	1,065,937
4.25%, 11/15/40	3,400,000	3,851,031
4.75%, 02/15/41	7,400,000	9,053,438
4.38%, 05/15/41	1,500,000	1,733,906
3.75%, 08/15/41	8,000,000	8,333,750
3.13%, 11/15/41	7,100,000	6,580,813
3.13%, 02/15/42	2,000,000	1,851,250
2.75%, 08/15/42	5,500,000	4,695,625
2.75%, 11/15/42	1,500,000	1,278,047
3.13%, 02/15/43	4,750,000	4,371,484
2.88%, 05/15/43	2,000,000	1,745,625
3.63%, 08/15/43	2,000,000	2,024,375
3.75%, 11/15/43(b)	6,500,000	6,729,531

Total U.S. Treasury Bonds (cost $124,189,576)		131,173,923

U.S. Treasury Notes 29.6%

	Principal Amount	Market Value
U.S. Treasury Notes 0.13%, 04/30/15(b)	10,000,000	9,998,438
2.50%, 04/30/15	17,475,000	17,914,605
0.25%, 05/15/15(b)	7,000,000	7,007,657
4.13%, 05/15/15	1,748,000	1,825,294
0.25%, 05/31/15	10,000,000	10,010,938
2.13%, 05/31/15	10,000,000	10,228,125
1.75%, 07/31/15	10,860,000	11,085,684
0.38%, 08/31/15(b)	17,000,000	17,042,500
1.25%, 08/31/15(b)	14,800,000	15,019,688
1.25%, 09/30/15	6,700,000	6,801,547
0.25%, 10/31/15(b)	25,000,000	24,992,188
4.50%, 11/15/15(b)	6,372,000	6,806,092
1.38%, 11/30/15(b)	7,000,000	7,124,687
2.13%, 12/31/15	11,000,000	11,342,032
2.00%, 01/31/16(b)	10,000,000	10,298,438
2.13%, 02/29/16(b)	20,500,000	21,175,860
2.38%, 03/31/16(b)	2,000,000	2,077,500
2.00%, 04/30/16	9,000,000	9,284,062
1.75%, 05/31/16	12,000,000	12,318,750
3.25%, 06/30/16(b)	6,135,000	6,505,976
1.00%, 08/31/16(b)	15,000,000	15,131,250
3.00%, 08/31/16(b)	14,000,000	14,798,437
1.00%, 09/30/16	4,000,000	4,032,500
3.00%, 09/30/16	2,460,000	2,602,987
0.63%, 11/15/16	15,000,000	14,957,813
0.88%, 11/30/16(b)	7,000,000	7,024,063
0.88%, 12/31/16	7,500,000	7,517,579
3.25%, 12/31/16(b)	12,650,000	13,495,969
0.88%, 01/31/17	4,000,000	4,005,000
4.63%, 02/15/17(b)	6,365,000	7,047,248
0.88%, 02/28/17(b)	28,500,000	28,504,452
3.00%, 02/28/17	2,475,000	2,626,207
1.00%, 03/31/17(b)	19,000,000	19,047,500
0.88%, 04/30/17(b)	2,000,000	1,995,312
4.50%, 05/15/17	5,775,000	6,400,324
0.75%, 06/30/17	23,000,000	22,784,375
2.50%, 06/30/17	3,530,000	3,694,366
0.50%, 07/31/17	8,000,000	7,847,500
1.88%, 08/31/17	5,000,000	5,126,562
0.75%, 10/31/17(b)	12,000,000	11,805,000
4.25%, 11/15/17	3,710,000	4,109,984
0.63%, 11/30/17	5,000,000	4,889,063
2.25%, 11/30/17(b)	4,400,000	4,558,813
0.88%, 01/31/18(b)	7,000,000	6,886,250
0.75%, 02/28/18	2,500,000	2,442,188
0.75%, 03/31/18	8,600,000	8,387,688
2.38%, 05/31/18	8,000,000	8,305,000
1.38%, 09/30/18	13,000,000	12,882,187
1.25%, 10/31/18(b)	12,500,000	12,300,781
1.25%, 11/30/18	5,000,000	4,912,500
1.38%, 12/31/18	8,000,000	7,897,500
1.50%, 12/31/18	4,225,000	4,193,312
1.38%, 02/28/19(b)	14,000,000	13,772,500
3.63%, 08/15/19(b)	26,080,000	28,476,100
1.00%, 08/31/19	9,000,000	8,586,563
3.38%, 11/15/19	5,360,000	5,779,587
1.38%, 01/31/20	2,000,000	1,929,375
3.63%, 02/15/20(b)	7,480,000	8,162,550
1.25%, 02/29/20	9,700,000	9,269,563
1.13%, 03/31/20	5,000,000	4,734,375
3.50%, 05/15/20(b)	19,400,000	21,018,687
1.38%, 05/31/20(b)	3,500,000	3,352,344
1.88%, 06/30/20	3,000,000	2,954,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
2.00%, 07/31/20(b)	$7,000,000	$6,944,218
2.13%, 08/31/20	5,000,000	4,985,938
1.75%, 10/31/20	6,000,000	5,825,625
2.00%, 11/30/20	3,000,000	2,955,000
2.38%, 12/31/20(b)	5,000,000	5,039,062
2.00%, 02/28/21	3,500,000	3,433,828
3.13%, 05/15/21	5,000,000	5,266,406
2.13%, 08/15/21	1,500,000	1,474,219
1.75%, 05/15/22	4,000,000	3,774,375
1.63%, 08/15/22	3,000,000	2,789,531
1.63%, 11/15/22	6,800,000	6,293,188
2.00%, 02/15/23	4,000,000	3,804,375
1.75%, 05/15/23	8,000,000	7,411,250
2.75%, 11/15/23(b)	8,000,000	8,036,250
2.75%, 02/15/24	2,500,000	2,505,469
3.63%, 02/15/44	2,500,000	2,528,905

Total U.S. Treasury Notes (cost $676,480,334)		682,173,585

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	147,000	156,790

Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	47,399
6.13%, 01/15/41	150,000	170,252
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	145,219

		362,870

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	220,000	291,207
8.88%, 03/01/26	156,000	228,348

		519,555

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	74,000	79,655

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	556,247
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	868,872

		1,425,119

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	96,722
Teck Resources Ltd., 3.85%, 08/15/17	100,000	105,495
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	183,321

		385,538

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	408,490
Encana Corp., 6.50%, 08/15/34	350,000	406,907
Nexen, Inc. 5.88%, 03/10/35	133,000	145,152
6.40%, 05/15/37	350,000	400,628
Noble Holding International Ltd., 4.63%, 03/01/21	300,000	315,201
Petro-Canada, 5.95%, 05/15/35	271,000	313,404
Statoil ASA, 6.80%, 01/15/28	350,000	449,823
Suncor Energy, Inc. 6.10%, 06/01/18	805,000	931,478
6.50%, 06/15/38	500,000	620,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc. 7.25%, 10/15/27	$133,000	$153,840
5.75%, 05/15/35	350,000	343,018

		4,488,286

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	319,205
6.20%, 06/01/36	236,000	296,270

		615,475

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	542,596

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,967

Total Yankee Dollars (cost $7,722,136)		8,683,851

Mutual Fund 15.1%

	Shares	Market Value
Money Market Fund 15.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(g)	348,170,946	348,170,946

Total Mutual Fund (cost $348,170,946)		348,170,946

Repurchase Agreement 0.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $20,886,473, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $21,304,233. (h)	$20,886,439	20,886,439

Total Repurchase Agreement (cost $20,886,439)		20,886,439

Total Investments (cost $2,596,297,218) (i) — 114.9%		2,644,175,601
Liabilities in excess of other assets — (14.9)%		(342,405,586)

NET ASSETS — 100.0%		$2,301,770,015

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $337,020,723, which was collateralized by a repurchase agreement with a value of $20,886,439 and $325,969,136 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.00% - 42.39%, and maturity dates ranging from 04/01/14 - 11/20/63, a total value of $346,855,575.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $6,657,153 which represents 0.29% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date reflects the next call date.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2014.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of March 31, 2014.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $20,886,439.
(i)	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,596,774,813, tax unrealized appreciation and depreciation were $68,170,068 and $(20,769,280), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,556,303	$—	$8,556,303
Commercial Mortgage Backed Securities	—	39,167,838	—	39,167,838
Corporate Bonds	—	566,042,638	—	566,042,638
Municipal Bonds	—	20,355,956	—	20,355,956
Mutual Fund	348,170,946	—	—	348,170,946
Repurchase Agreement	—	20,886,439	—	20,886,439
Sovereign Bonds	—	66,690,764	—	66,690,764
U.S. Government Mortgage Backed Agencies	—	667,963,633	—	667,963,633
U.S. Government Sponsored & Agency Obligations	—	84,309,725	—	84,309,725
U.S. Treasury Bonds	—	131,173,923	—	131,173,923
U.S. Treasury Notes	—	682,173,585	—	682,173,585
Yankee Dollars	—	8,683,851	—	8,683,851

Total	$348,170,946	$2,296,004,655	$—	$2,644,175,601

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	838,494	$10,279,935
NVIT Multi-Manager International Value Fund, Class Y(a)	1,016,515	11,720,413
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	993,172	13,090,004
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	1,294,666	16,015,020
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	369,706	5,083,454
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	424,286	5,825,446
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	90,273	2,168,369
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	215,828	3,625,912
NVIT Multi-Manager Small Company Fund, Class Y(a)	52,009	1,439,598

Total Equity Funds (cost $58,626,816)		69,248,151

Fixed Income Funds 5.0%
NVIT Core Bond Fund, Class Y(a)	165,633	1,808,717
NVIT Core Plus Bond Fund, Class Y(a)	159,078	1,810,308

Total Fixed Income Funds (cost $3,655,925)		3,619,025

Total Mutual Funds (cost $62,282,741)		72,867,176

Total Investments (cost $62,282,741) (b) — 100.1%		72,867,176
Liabilities in excess of other assets — (0.1)%		(37,269)

NET ASSETS — 100.0%		$72,829,907

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $62,409,712, tax unrealized appreciation and depreciation were $10,494,803 and $(37,339), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 72.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	22,380,842	$274,389,121
NVIT Multi-Manager International Value Fund, Class Y(a)	28,389,020	327,325,405
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	34,358,351	452,843,063
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	44,760,766	553,690,675
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,155,077	125,882,315
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,274,657	223,451,035
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,777,855	66,724,088
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,984,949	100,547,136
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,231,249	34,080,963

Total Equity Funds (cost $1,586,912,397)		2,158,933,801

Fixed Income Funds 27.8%
NVIT Core Bond Fund, Class Y(a)	25,343,969	276,756,146
NVIT Core Plus Bond Fund, Class Y(a)	24,337,369	276,959,256
NVIT Short Term Bond Fund, Class Y(a)	26,259,379	275,986,073

Total Fixed Income Funds (cost $826,186,164)		829,701,475

Total Mutual Funds (cost $2,413,098,561)		2,988,635,276

Total Investments (cost $2,413,098,561) (b) — 100.0%		2,988,635,276
Liabilities in excess of other assets — 0.0%†		(912,929)

NET ASSETS — 100.0%		$2,987,722,347

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,414,659,680, tax unrealized appreciation and depreciation were $574,330,875 and $(355,279), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,246,995	$15,288,161
NVIT Multi-Manager International Value Fund, Class Y(a)	1,983,086	22,864,984
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,856,538	37,649,177
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,298,486	53,172,274
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	530,403	7,293,037
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,113,486	15,288,161

Total Equity Funds (cost $117,736,955)		151,555,794

Fixed Income Funds 78.0%
NVIT Core Bond Fund, Class Y(a)	13,889,283	151,670,967
NVIT Core Plus Bond Fund, Class Y(a)	13,327,853	151,670,967
NVIT Short Term Bond Fund, Class Y(a)	27,363,672	287,592,195

Total Fixed Income Funds (cost $594,439,869)		590,934,129

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	15,163,762	15,163,762

Total Money Market Fund (cost $15,163,762)		15,163,762

Total Mutual Funds (cost $727,340,586)		757,653,685

Total Investments (cost $727,340,586) (c) — 100.0%		757,653,685
Liabilities in excess of other assets — 0.0%†		(253,059)

NET ASSETS — 100.0%		$757,400,626

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	At March 31, 2014, the tax basis cost of the Fund’s investments was $727,514,643, tax unrealized appreciation and depreciation were $33,787,644 and $(3,648,602), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Mutual Funds 98.8%

	Shares	Market Value
Equity Funds 58.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,001,934	$24,543,712
NVIT Multi-Manager International Value Fund, Class Y(a)	2,679,694	30,896,873
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,452,895	45,509,150
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,615,737	57,096,669
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,005,285	13,822,669
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,551,865	21,307,110
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	145,280	3,489,619
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	634,498	10,659,561
NVIT Multi-Manager Small Company Fund, Class Y(a)	126,856	3,511,372

Total Equity Funds (cost $200,882,875)		210,836,735

Fixed Income Funds 36.8%
NVIT Core Bond Fund, Class Y(a)	3,678,776	40,172,232
NVIT Core Plus Bond Fund, Class Y(a)	3,525,284	40,117,733
NVIT Short Term Bond Fund, Class Y(a)	5,045,117	53,024,183

Total Fixed Income Funds (cost $133,427,018)		133,314,148

Money Market Fund 3.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	13,425,686	13,425,686

Total Money Market Fund (cost $13,425,686)		13,425,686

Total Mutual Funds (cost $347,735,579)		357,576,569

Total Investments (cost $347,735,579) (c) — 98.8%		357,576,569
Other assets in excess of liabilities — 1.2%		4,312,852

NET ASSETS — 100.0%		$361,889,421

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	At March 31, 2014, the tax basis cost of the Fund’s investments was $347,784,450, tax unrealized appreciation and depreciation were $9,905,538 and $(113,419), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
192	Mini MSCI EAFE	06/20/14	$18,192,000	$466,604
53	Russell 2000 Mini Future	06/20/14	6,203,650	(85,659)
341	S&P 500 E-Mini	06/20/14	31,791,430	56,550
84	S&P MID 400 E-Mini	06/20/14	11,549,160	25,566

			$67,736,240	$463,061

At March 31, 2014, the Fund has $3,612,000 segregated as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 55%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$548,720

Total		$548,720

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(85,659)

Total		$(85,659)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 60.9%
NVIT Multi-Manager International Growth Fund, Class Y(a)	17,462,165	$214,086,145
NVIT Multi-Manager International Value Fund, Class Y(a)	23,185,732	267,331,488
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	29,295,813	386,118,813
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	39,222,819	485,186,277
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	8,740,660	120,184,071
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	13,551,880	186,067,308
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,302,164	31,277,968
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,600,847	94,094,238
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,146,005	31,721,408

Total Equity Funds (cost $1,328,501,228)		1,816,067,716

Fixed Income Funds 39.1%
NVIT Core Bond Fund, Class Y(a)	32,025,097	349,714,057
NVIT Core Plus Bond Fund, Class Y(a)	30,730,585	349,714,057
NVIT Short Term Bond Fund, Class Y(a)	44,634,634	469,110,008

Total Fixed Income Funds (cost $1,166,773,180)		1,168,538,122

Total Mutual Funds (cost $2,495,274,408)		2,984,605,838

Total Investments (cost $2,495,274,408) (b) — 100.0%		2,984,605,838
Liabilities in excess of other assets — 0.0%†		(910,005)

NET ASSETS — 100.0%		$2,983,695,833

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,495,971,393, tax unrealized appreciation and depreciation were $489,829,275 and $(1,194,830), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 40.4%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,869,485	$35,179,891
NVIT Multi-Manager International Value Fund, Class Y(a)	4,553,584	52,502,826
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,841,230	76,987,413
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	9,187,873	113,653,990
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,243,494	17,098,041
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,591,361	35,579,380
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	546,254	9,177,065
NVIT Multi-Manager Small Company Fund, Class Y(a)	326,797	9,045,742

Total Equity Funds (cost $257,604,736)		349,224,348

Fixed Income Funds 59.6%
NVIT Core Bond Fund, Class Y(a)	12,960,107	141,524,372
NVIT Core Plus Bond Fund, Class Y(a)	12,444,732	141,621,053
NVIT Short Term Bond Fund, Class Y(a)	22,104,974	232,323,276

Total Fixed Income Funds (cost $515,104,330)		515,468,701

Total Mutual Funds (cost $772,709,066)		864,693,049

Total Investments (cost $772,709,066) (b) — 100.0%		864,693,049
Liabilities in excess of other assets — 0.0%†		(283,280)

NET ASSETS — 100.0%		$864,409,769

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $772,738,173, tax unrealized appreciation and depreciation were $92,451,293 and $(496,417), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 50.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	10,712,232	$131,331,968
NVIT Multi-Manager International Value Fund, Class Y(a)	13,180,700	151,973,469
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	18,209,780	240,004,905
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	25,435,532	314,637,535
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	4,875,190	67,033,869
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	8,367,910	114,891,404
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,047,945	25,171,649
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,841,342	47,734,549
NVIT Multi-Manager Small Company Fund, Class Y(a)	875,426	24,231,796

Total Equity Funds (cost $809,604,702)		1,117,011,144

Fixed Income Funds 49.2%
NVIT Core Bond Fund, Class Y(a)	27,636,674	301,792,484
NVIT Core Plus Bond Fund, Class Y(a)	26,522,961	301,831,293
NVIT Short Term Bond Fund, Class Y(a)	45,363,933	476,774,931

Total Fixed Income Funds (cost $1,075,294,037)		1,080,398,708

Total Mutual Funds (cost $1,884,898,739)		2,197,409,852

Total Investments (cost $1,884,898,739) (b) — 100.0%		2,197,409,852
Liabilities in excess of other assets — 0.0%†		(669,094)

NET ASSETS — 100.0%		$2,196,740,758

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,885,656,746, tax unrealized appreciation and depreciation were $311,753,106 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Mutual Funds 99.0%

	Shares	Market Value
Equity Funds 48.9%
NVIT Multi-Manager International Growth Fund, Class Y(a)	785,114	$9,625,495
NVIT Multi-Manager International Value Fund, Class Y(a)	953,917	10,998,666
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,340,355	17,665,879
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,851,362	22,901,351
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	345,826	4,755,114
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	592,696	8,137,719
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	66,709	1,602,348
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	194,060	3,260,202
NVIT Multi-Manager Small Company Fund, Class Y(a)	58,214	1,611,354

Total Equity Funds (cost $76,592,866)		80,558,128

Fixed Income Funds 46.2%
NVIT Core Bond Fund, Class Y(a)	1,960,202	21,405,404
NVIT Core Plus Bond Fund, Class Y(a)	1,878,423	21,376,453
NVIT Short Term Bond Fund, Class Y(a)	3,169,834	33,314,959

Total Fixed Income Funds (cost $76,197,222)		76,096,816

Money Market Fund 3.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	6,490,444	6,490,444

Total Money Market Fund (cost $6,490,444)		6,490,444

Total Mutual Funds (cost $159,280,532)		163,145,388

Total Investments (cost $159,280,532) (c) — 99.0%		163,145,388
Other assets in excess of liabilities — 1.0%		1,700,488

NET ASSETS — 100.0%		$164,845,876

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	At March 31, 2014, the tax basis cost of the Fund’s investments was $159,321,102, tax unrealized appreciation and depreciation were $3,925,694 and $(101,408), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
80	Mini MSCI EAFE	06/20/14	$7,580,000	$201,954
19	Russell 2000 Mini Future	06/20/14	2,223,950	(28,970)
144	S&P 500 E-Mini	06/20/14	13,425,120	31,462
35	S&P MID 400 E-Mini	06/20/14	4,812,150	13,238

			$28,041,220	$217,684

At March 31, 2014, the Fund has $1,359,400 segregated as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 45%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$246,654

Total		$246,654

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(28,970)

Total		$(28,970)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 80.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,676,962	$57,339,556
NVIT Multi-Manager International Value Fund, Class Y(a)	5,379,612	62,026,926
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,697,358	75,091,173
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,270,426	89,935,165
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,685,815	23,179,960
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,432,657	33,400,386
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	377,918	9,077,584
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,119,670	18,810,459
NVIT Multi-Manager Small Company Fund, Class Y(a)	337,279	9,335,870

Total Equity Funds (cost $276,158,247)		378,197,079

Fixed Income Funds 19.9%
NVIT Core Bond Fund, Class Y(a)	3,235,146	35,327,792
NVIT Core Plus Bond Fund, Class Y(a)	3,106,993	35,357,580
NVIT Short Term Bond Fund, Class Y(a)	2,235,836	23,498,634

Total Fixed Income Funds (cost $94,362,119)		94,184,006

Total Mutual Funds (cost $370,520,366)		472,381,085

Total Investments (cost $370,520,366) (b) — 100.0%		472,381,085
Liabilities in excess of other assets — 0.0%†		(162,435)

NET ASSETS — 100.0%		$472,218,650

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $371,133,422, tax unrealized appreciation and depreciation were $101,524,093 and $(276,430), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 1.2%

	Principal Amount	Market Value
Automobiles 0.1%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$2,000,000	$2,010,954

Other 1.1%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	6,000,000	5,916,161
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.99%, 08/25/34(b)	9,264,788	9,234,187

		15,150,348

Total Asset-Backed Securities (cost $16,803,072)		17,161,302

Collateralized Mortgage Obligations 6.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	5,289,724	5,564,915
Series 3451, Class VB, 5.00%, 05/15/28	2,601,003	2,640,507
Series 3036, Class TM, 4.50%, 12/15/34	3,818,153	4,018,064
Series 3189, Class PC, 6.00%, 08/15/35	2,846,344	2,942,578
Series 3665, Class KA, 3.00%, 05/15/36	3,903,561	4,043,407
Series 3540, Class LN, 4.50%, 04/15/38	4,591,493	4,849,912
Federal National Mortgage Association REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	2,320,876	2,331,734
Series 2010-86, Class VB, 3.00%, 05/25/28	5,590,392	5,717,584
Series 2005-53, Class MH, 5.50%, 03/25/34	2,000,847	2,060,557
Series 2007-6, Class PA, 5.50%, 02/25/37	1,628,109	1,779,480
Series 2010-122, Class TG, 3.00%, 04/25/39	4,666,395	4,819,550
Series 2009-78, Class BM, 4.00%, 06/25/39	2,714,347	2,856,384
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,667,023
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,311,954
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,893,365
Series 2010-112, Class QM, 2.50%, 09/20/39	4,541,193	4,555,860
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.09%, 11/25/34(b)	1,731,075	1,646,951

Total Collateralized Mortgage Obligations (cost $85,523,225)		87,699,825

Commercial Mortgage Backed Securities 4.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43(b)	700,000	725,981
Series 2005-6, Class AJ, 5.18%, 09/10/47(b)	730,000	764,737
Series 2005-6, Class A4, 5.18%, 09/10/47(b)	2,500,000	2,640,916
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	718,102	727,072
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	1,488,778	1,529,725
Series 2006-T22, Class AM, 5.58%, 04/12/38(b)	500,000	541,455
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.69%, 12/10/49(b)	2,000,000	2,063,197
COMM Mortgage Trust, Series 2014-TWC, Class B, 1.76%, 02/13/32(a)(b)	10,000,000	10,008,043
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	2,283,822	2,384,818
Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,520,540
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	8,771,925
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	804,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6, 5.40%, 08/10/38(b)	$649,410	$650,569
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,183,164
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,181,931
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(b)	1,000,000	1,049,086
Series 2006-LDP6, Class A4, 5.47%, 04/15/43(b)	1,305,015	1,402,211
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,221,397
Series 2005-C7, Class AJ, 5.32%, 11/15/40(b)	1,500,000	1,574,853
Series 2008-C1, Class A2, 6.14%, 04/15/41(b)	1,500,000	1,712,714
Morgan Stanley Capital I Series 2005-T19, Class AJ, 4.99%, 06/12/47(b)	1,000,000	1,032,132
Series 2006-T21, Class A4, 5.16%, 10/12/52(b)	2,500,000	2,645,734
Series 2006-T23, Class AM, 5.81%, 08/12/41(b)	1,479,000	1,617,264
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,113,173
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	2,500,000	2,606,823
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,340,562

Total Commercial Mortgage Backed Securities (cost $56,540,914)		58,814,495

Corporate Bonds 61.2%

	Principal Amount	Market Value
Aerospace & Defense 0.8%
L-3 Communications Corp., 5.20%, 10/15/19	5,000,000	5,454,857
Northrop Grumman Corp., 5.05%, 08/01/19	6,000,000	6,643,853

		12,098,710

Airlines 1.6%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(a)	11,208,125	12,048,734
British Airways PLC, Series 2013-1, Class A, 4.63%, 06/20/24(a)	9,798,833	10,264,278
Continental Airlines Pass-Through Trust, Series 2002-2, Class A-1, 7.71%, 04/02/21	293,467	335,285

		22,648,297

Automobiles 0.3%
Toyota Motor Credit Corp., 4.50%, 06/17/20	3,250,000	3,567,814

Banks 10.5%
Bank of America NA 5.30%, 03/15/17	4,000,000	4,402,995
6.10%, 06/15/17	11,800,000	13,280,725
CoBank ACB 7.88%, 04/16/18(a)	15,685,000	18,707,186
0.83%, 06/15/22(a)(b)	10,000,000	9,025,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23	10,000,000	10,274,584
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,871,454
HSBC Bank USA NA 6.00%, 08/09/17	3,000,000	3,383,864
4.88%, 08/24/20	3,000,000	3,255,213
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	3,370,257
Huntington Bancshares, Inc. 2.60%, 08/02/18	5,000,000	5,040,163
7.00%, 12/15/20(c)	2,500,000	2,966,968
ING Bank NV, 5.13%, 05/01/15(a)	14,300,000	14,830,127
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,511,634
Nordea Bank AB, 4.88%, 05/13/21(a)	4,350,000	4,568,438
PNC Bank NA, 2.70%, 11/01/22	10,300,000	9,625,005
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,968,156
Standard Chartered Bank, 6.40%, 09/26/17(a)	11,900,000	13,474,676
SunTrust Bank 0.53%, 08/24/15(b)	5,000,000	4,986,009
5.20%, 01/17/17	5,000,000	5,429,073

		151,971,527

Beverages 1.4%
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24	10,000,000	10,102,914
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	1,500,000	1,863,354
6.88%, 11/15/19	1,500,000	1,834,518
Molson Coors Brewing Co., 3.50%, 05/01/22(c)	5,750,000	5,764,208

		19,564,994

Biotechnology 0.8%
Celgene Corp. 3.25%, 08/15/22	7,000,000	6,851,731
4.00%, 08/15/23	2,000,000	2,035,252
Gilead Sciences, Inc., 4.80%, 04/01/44	3,000,000	3,074,116

		11,961,099

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets 1.1%
FMR LLC 7.49%, 06/15/19(a)	$3,250,000	$3,901,913
6.50%, 12/14/40(a)	3,000,000	3,655,844
5.15%, 02/01/43(a)	3,000,000	3,083,895
Morgan Stanley 5.75%, 01/25/21	2,000,000	2,288,164
5.50%, 07/28/21	3,000,000	3,383,411

		16,313,227

Chemicals 2.7%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,477,512
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,017,684
CF Industries, Inc. 7.13%, 05/01/20(c)	5,000,000	5,975,000
3.45%, 06/01/23	8,000,000	7,721,990
Cytec Industries, Inc., 3.50%, 04/01/23	10,000,000	9,541,978
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,907,364

		38,641,528

Commercial Services & Supplies 0.2%
GATX Corp., 5.20%, 03/15/44	3,350,000	3,439,514

Communications Equipment 0.3%
Cisco Systems, Inc., 2.90%, 03/04/21	5,000,000	4,998,559

Consumer Finance 1.7%
American Honda Finance Corp. 2.50%, 09/21/15(a)	3,000,000	3,079,986
7.63%, 10/01/18(a)	4,000,000	4,917,407
Hyundai Capital America, 2.88%, 08/09/18(a)(c)	5,000,000	5,074,018
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	11,183,358

		24,254,769

Diversified Financial Services 3.9%
Bank of America Corp. 1.28%, 01/15/19(b)	10,000,000	10,108,776
2.60%, 01/15/19	7,000,000	7,023,955
4.00%, 04/01/24	5,000,000	4,990,037
General Electric Capital Corp. 6.00%, 08/07/19	2,000,000	2,349,929
5.30%, 02/11/21	6,000,000	6,740,647
4.65%, 10/17/21	5,000,000	5,494,685
5.40%, 05/15/22	1,125,000	1,235,287
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	13,740,000	14,414,634
JPMorgan Chase & Co., Series 1, 7.90%, 04/29/49(d)	1,000,000	1,127,500
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,373,193

		56,858,643

Diversified Telecommunication Services 1.9%
AT&T, Inc., 5.50%, 02/01/18	10,000,000	11,293,835
Verizon Communications, Inc. 2.55%, 06/17/19	7,000,000	7,026,214
5.15%, 09/15/23	9,000,000	9,841,441

		28,161,490

Electric Utilities 1.7%
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	5,060,432
ITC Holdings Corp., 6.05%, 01/31/18(a)	4,150,000	4,634,951
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	4,981,596
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,361,328
PPL Capital Funding, Inc., 4.20%, 06/15/22	7,000,000	7,258,143

		24,296,450

Electronic Equipment, Instruments & Components 0.7%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,295,066

Energy Equipment & Services 0.2%
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,126,709
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,658,178

		2,784,887

Food & Staples Retailing 1.6%
CVS Pass-Through Trust 6.04%, 12/10/28	7,301,492	8,281,101
6.94%, 01/10/30	12,170,912	14,146,947

		22,428,048

Food Products 0.9%
ConAgra Foods, Inc., 4.95%, 08/15/20	3,000,000	3,267,090
Kraft Foods Group, Inc., 3.50%, 06/06/22	10,000,000	10,060,286

		13,327,376

Gas Utilities 3.8%
DCP Midstream Operating LP 4.95%, 04/01/22	1,000,000	1,061,334
3.88%, 03/15/23	7,200,000	7,024,492
5.60%, 04/01/44(c)	5,000,000	5,203,652
Enbridge Energy Partners LP 5.20%, 03/15/20	4,500,000	4,914,435
4.20%, 09/15/21	10,450,000	10,770,582
Energy Transfer Partners LP 9.70%, 03/15/19	4,250,000	5,500,012
6.50%, 02/01/42	2,000,000	2,265,650
Spectra Energy Partners LP, 4.75%, 03/15/24	12,000,000	12,647,474
Williams Partners LP, 4.50%, 11/15/23	5,000,000	5,115,722

		54,503,353

Health Care Providers & Services 1.3%
Dignity Health, 3.13%, 11/01/22	6,000,000	5,517,107
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,426,928
Hospira, Inc., 6.05%, 03/30/17	6,784,000	7,528,115

		18,472,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Information Technology Services 0.8%
Xerox Corp. 1.06%, 05/16/14(b)	$7,500,000	$7,505,146
6.35%, 05/15/18(c)	3,500,000	4,053,148

		11,558,294

Insurance 3.8%
Aflac, Inc., 3.63%, 06/15/23	11,000,000	11,060,079
Five Corners Funding Trust, 4.42%, 11/15/23(a)	21,750,000	22,253,715
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,534,527
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,053,878
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,495,028
Prudential Financial, Inc., 4.75%, 09/17/15	3,000,000	3,175,183

		54,572,410

Media 1.4%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 03/15/22	5,000,000	4,961,166
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19(a)	8,000,000	7,815,786
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,338,282
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,809,494

		20,924,728

Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/23	8,000,000	7,677,924
5.45%, 03/15/43	1,000,000	981,962
Kinross Gold Corp., 6.88%, 09/01/41	5,000,000	4,822,718
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(a)	2,000,000	2,067,252
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16(a)	2,148,000	2,365,982

		17,915,838

Oil, Gas & Consumable Fuels 8.4%
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,398,681
BP Capital Markets PLC 2.24%, 09/26/18	5,000,000	5,035,755
2.24%, 05/10/19	10,000,000	9,939,717
3.56%, 11/01/21	8,000,000	8,228,475
Devon Energy Corp. 4.00%, 07/15/21	8,510,000	8,912,550
3.25%, 05/15/22	4,500,000	4,432,136
Encana Corp., 3.90%, 11/15/21(c)	13,000,000	13,349,567
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,083,988
Murphy Oil Corp., 3.70%, 12/01/22	15,500,000	15,035,344
Noble Holding International Ltd., 3.95%, 03/15/22(c)	10,000,000	9,889,313
Petroleos Mexicanos, 3.50%, 01/30/23(c)	5,000,000	4,714,755
Plains Exploration & Production Co., 8.63%, 10/15/19	5,000,000	5,400,000
Pride International, Inc., 6.88%, 08/15/20	2,500,000	2,986,629
Rowan Cos., Inc. 5.00%, 09/01/17	6,280,000	6,837,655
4.88%, 06/01/22	2,830,000	2,936,037
Transocean, Inc. 7.38%, 04/15/18	5,500,000	6,350,358
6.50%, 11/15/20	3,000,000	3,368,478
6.38%, 12/15/21	8,000,000	8,991,636
7.35%, 12/15/41	1,000,000	1,197,158

		122,088,232

Pharmaceuticals 2.1%
AbbVie, Inc. 1.75%, 11/06/17	5,000,000	5,014,059
2.90%, 11/06/22	8,000,000	7,689,883
Novartis Capital Corp., 4.40%, 05/06/44	3,000,000	3,032,123
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17(c)	7,416,000	7,397,578
3.25%, 10/01/22	7,000,000	6,735,340

		29,868,983

Real Estate Investment Trusts (REITs) 2.2%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,348,458
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	9,996,068
ProLogis LP 2.75%, 02/15/19	10,000,000	10,030,127
3.35%, 02/01/21	5,000,000	4,953,321
UDR, Inc., 3.70%, 10/01/20	5,000,000	5,074,159

		31,402,133

Road & Rail 1.8%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	9,250,000	9,475,852
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,301,327
ERAC USA Finance LLC, 2.80%, 11/01/18(a)	5,000,000	5,096,372
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,684,820

		25,558,371

Tobacco 2.1%
Altria Group, Inc. 4.75%, 05/05/21	4,000,000	4,357,398
4.00%, 01/31/24(c)	8,250,000	8,271,387
Lorillard Tobacco Co., 6.88%, 05/01/20(c)	7,000,000	8,198,210

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Tobacco (continued)
Reynolds American, Inc. 3.25%, 11/01/22	$3,000,000	$2,826,565
4.85%, 09/15/23	7,000,000	7,360,452

		31,014,012

Total Corporate Bonds (cost $862,498,937)		885,490,502

Municipal Bonds 2.0%

	Principal Amount	Market Value
California 1.5%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,434,456
State of California, GO 5.70%, 11/01/21	10,250,000	11,937,970
6.65%, 03/01/22	4,000,000	4,782,000

		21,154,426

District of Columbia 0.5%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	6,000,000	7,291,200

Total Municipal Bonds (cost $27,728,398)		28,445,626

Sovereign Bond 0.9%

	Principal Amount	Market Value
ISRAEL 0.9%
Israel Government AID Bond, 5.50%, 12/04/23	10,602,000	12,572,674

Total Sovereign Bond (cost $12,885,124)		12,572,674

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies 4.6%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	$2,792,986	$2,933,866
Pool# AU3180 3.00%, 08/01/28	14,454,258	14,866,994
Pool# AP0524 3.00%, 07/01/42	6,722,522	6,499,575
Pool# AP4507 3.00%, 09/01/42	12,199,885	11,795,287
Pool# AQ9116 3.00%, 12/01/42	13,478,408	13,031,409
Pool# AR4239 3.00%, 02/01/43	14,329,585	13,854,357
Pool# AR9398 3.50%, 06/01/43	3,131,454	3,153,105

Total U.S. Government Mortgage Backed Agencies (cost $69,403,199)		66,134,593

U.S. Government Sponsored & Agency Obligations 11.9%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(a)	8,225,000	9,201,899
Federal Farm Credit Banks 2.80%, 11/05/14	10,000,000	10,155,045
0.65%, 03/28/17	10,000,000	9,894,504
Federal Home Loan Banks 2.75%, 03/13/15	5,000,000	5,114,496
3.63%, 03/12/21	8,000,000	8,615,979
5.00%, 03/12/21	5,000,000	5,833,014
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	20,000,000	20,067,492
5.35%, 08/01/15	13,000,000	13,882,162
5.13%, 11/17/17	8,000,000	9,098,075
Federal National Mortgage Association 4.38%, 10/15/15	24,000,000	25,459,776
0.00%, 06/01/17	1,000,000	961,060
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,164,540
2.25%, 12/15/17	7,000,000	7,185,120
4.30%, 12/15/21	20,000,000	21,977,286
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	14,460,367

Total U.S. Government Sponsored & Agency Obligations (cost $167,171,915)		172,070,815

U.S. Treasury Bond 0.3%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19(e)	3,000,000	3,649,996

Total U.S. Treasury Bonds (cost $3,347,519)		3,649,996

U.S. Treasury Notes 4.3%

	Principal Amount	Market Value
U.S. Treasury Notes 0.75%, 02/28/18	12,000,000	11,722,500
0.63%, 04/30/18(c)	45,000,000	43,586,721
1.63%, 11/15/22(c)	8,000,000	7,403,750

Total U.S. Treasury Notes (cost $64,781,228)		62,712,971

Yankee Dollars 0.7%

	Principal Amount	Market Value
Energy Equipment & Services 0.3%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	5,276,124

Metals & Mining 0.2%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	2,939,211

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,498,417

Total Yankee Dollars (cost $9,802,809)		10,713,752

Mutual Fund 2.3%

	Shares	Market Value
Money Market Fund 2.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(f)	33,544,107	33,544,107

Total Mutual Fund (cost $33,544,107)		33,544,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Repurchase Agreements 1.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14 repurchase price $4,000,006, collateralized by U.S. Government Agency Securities ranging from 0.50%-5.25%, maturing 02/09/15-06/27/28; total market value $4,080,048.(g)	$4,000,000	$4,000,000
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14 repurchase price $14,216,234, collateralized by U.S. Government Agency Securities ranging from 1.63%-4.50%, maturing 04/20/24-02/20/44; total market value $14,500,579.(g)	14,216,210	14,216,210

Total Repurchase Agreements (cost $18,216,210)		18,216,210

Total Investments (cost $1,428,246,657) (h) — 100.7%		1,457,226,868
Liabilities in excess of other assets — (0.7)%		(9,553,088)

NET ASSETS — 100.0%		$1,447,673,780

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $220,257,080 which represents 15.21% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(c)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $96,178,841, which was collateralized by repurchase agreements with a value of $18,216,210 and $80,691,099 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 42.39%, and maturity dates ranging from 04/01/14 - 09/20/63, a total value of $98,907,309.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	Represents 7-day effective yield as of March 31, 2014.
(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $18,216,210.
(h)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,428,246,657, tax unrealized appreciation and depreciation were $40,498,425 and $(11,518,214), respectively.

AB	Stock Company
AID	Agency for International Development
BA	Limited
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$17,161,302	$—	$17,161,302
Collateralized Mortgage Obligations	—	87,699,825	—	87,699,825
Commercial Mortgage Backed Securities	—	58,814,495	—	58,814,495
Corporate Bonds	—	885,490,502	—	885,490,502
Municipal Bonds	—	28,445,626	—	28,445,626
Mutual Fund	33,544,107	—	—	33,544,107
Repurchase Agreements	—	18,216,210	—	18,216,210
Sovereign Bond	—	12,572,674	—	12,572,674
U.S. Government Mortgage Backed Agencies	—	66,134,593	—	66,134,593
U.S. Government Sponsored & Agency Obligations	—	172,070,815	—	172,070,815
U.S. Treasury Bond	—	3,649,996	—	3,649,996
U.S. Treasury Notes	—	62,712,971	—	62,712,971
Yankee Dollars	—	10,713,752	—	10,713,752

Total	$33,544,107	$1,423,682,761	$—	$1,457,226,868

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 4.0%

	Principal Amount	Market Value
Home Equity 1.6%
Accredited Mortgage Loan Trust Series 2005-3, Class M1, 0.60%, 09/25/35(a)	$4,255,000	$3,984,419
Series 2005-4, Class A2D, 0.47%, 12/25/35(a)	1,529,318	1,467,391
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.35%, 01/25/36(a)	3,668,100	3,544,742
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.90%, 05/25/35(a)(b)	3,500,000	3,258,107
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.30%, 05/25/36(a)	455,277	450,783
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.43%, 02/25/36(a)	7,480,000	6,538,902
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 0.93%, 06/25/34(a)	1,381,108	1,109,257
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.30%, 05/25/36(a)	2,166,616	1,942,819

		22,296,420

Other 2.4%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 0.80%, 05/25/35(a)	3,954,000	3,280,105
Series 2006-NC4, Class A5, 0.21%, 10/25/36(a)	3,280,002	2,749,538
Series 2006-RFC1, Class A3, 0.30%, 05/25/36(a)	2,539,364	2,331,165
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 0.52%, 01/25/36(a)	1,410,000	1,180,085
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.25%, 03/25/47(a)	1,792,614	1,385,246
Park Place Securities, Inc. Series 2004-WHQ2, Class M3, 1.19%, 02/25/35(a)	3,080,000	2,718,153
Series 2004-WWF1, Class M4, 1.80%, 12/25/34(a)	5,460,000	4,743,338
Residential Asset Mortgage Products, Inc. Series 2003-RS2, Class AII, 0.83%, 03/25/33(a)	1,564,199	1,323,857
Series 2006-RZ1, Class M1, 0.55%, 03/25/36(a)	2,700,000	2,319,355
Structured Asset Investment Loan Trust Series 2004-6, Class A3, 0.95%, 07/25/34(a)	2,970,555	2,906,479
Series 2004-8, Class M1, 1.05%, 09/25/34(a)	2,410,000	2,240,147
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 0.73%, 11/25/35(a)	5,800,000	4,758,512
Series 2006-AM1, Class A4, 0.31%, 04/25/36(a)	974,205	912,832

		32,848,812

Total Asset-Backed Securities (cost $47,375,878)		55,145,232

Commercial Mortgage Backed Securities 8.7%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	1,082,547	1,174,216
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	5,878,717
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	5,038,639
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,997,703	2,166,867
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	2,467,000	2,748,654
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,000,000	3,286,304
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.00%, 12/10/49(a)	3,145,000	3,481,863
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class XA, IO, 1.44%, 10/10/46(a)	21,035,405	1,906,466
Series 2013-CR6, Class XB, IO, 0.64%, 03/10/46(a)	33,000,000	1,485,591
Series 2013-LC6, Class XB, IO, 0.36%, 01/10/46(a)(b)	30,500,000	909,711
Series 2014-CR16, Class XA, IO, 1.00%, 04/10/47(a)	47,050,000	3,817,652
Credit Suisse Commercial Mortgage Trust Series 2006-C5, Class A3, 5.31%, 12/15/39	4,750,000	5,148,939
Series 2007-C5, Class A4, 5.70%, 09/15/40(a)	4,120,000	4,560,939
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3, 5.79%, 06/15/38(a)	1,740,797	1,883,932
Series 2006-C4, Class A3, 5.47%, 09/15/39	928,809	1,005,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Credit Suisse Mortgage Capital Certificates (continued)
Series 2007-C1, Class A3, 5.38%, 02/15/40	$210,651	$225,628
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	711,846
Series 2007-C3, Class A4, 5.68%, 06/15/39(a)	1,980,676	2,176,401
Series 2007-C4, Class A4, 5.97%, 09/15/39(a)	1,910,000	2,099,121
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	1,909,333	2,047,934
Series 2007-C3, Class A4, 5.77%, 05/15/46(a)	2,250,000	2,485,552
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,825,000	7,605,519
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,895,831
GS Mortgage Securities Corp. II Series 2005-GG4, Class A4, 4.76%, 07/10/39	767,526	791,522
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	709,528
Series 2007-GG10, Class A4, 5.82%, 08/10/45(a)	5,877,273	6,533,341
Series 2012-GC6, Class XA, IO, 2.16%, 01/10/45(a)(b)	13,565,604	1,576,540
GS Mortgage Securities Trust, Series 2014-GC18, Class XA, IO, 0.00%, 01/10/47(a)	40,094,073	3,295,989
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	1,302,104	1,406,944
Series 2007-CB19, Class A4, 5.70%, 02/12/49(a)	4,840,000	5,361,281
Series 2007-LD11, Class A4, 5.82%, 06/15/49(a)	2,000,000	2,209,737
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,515,000	3,918,456
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	4,138,000	4,542,527
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	500,000	548,730
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49	1,790,000	1,930,889
Series 2007-5, Class A4, 5.38%, 08/12/48	1,978,898	2,146,454
Series 2007-7, Class A4, 5.74%, 06/12/50(a)	3,435,000	3,804,565
Series 2007-8, Class A3, 5.89%, 08/12/49(a)	250,000	279,284
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XA, IO, 1.46%, 05/15/46(a)	15,853,406	1,218,012
Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 04/15/49	451,346	455,636
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.16%, 08/10/49(a)(b)	21,934,805	2,630,637
Series 2012-C4, Class XA, IO, 1.87%, 12/10/45(a)(b)	14,139,791	1,557,814
Series 2013-C5, Class XA, IO, 1.15%, 03/10/46(a)(b)	24,167,395	1,707,910
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	252,856	268,176
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA, IO, 2.25%, 11/15/45(a)(b)	12,178,103	1,467,972
Series 2013-C11, Class XA, IO, 1.51%, 03/15/45(a)(b)	30,722,596	2,459,921
Series 2014-LC14, Class XA, IO 1.48%, 03/15/47(a)	28,997,889	2,654,647

Total Commercial Mortgage Backed Securities (cost $116,789,222)		120,218,414

Corporate Bonds 32.5%

	Principal Amount	Market Value
Aerospace & Defense 0.7%
L-3 Communications Corp., 3.95%, 11/15/16	4,580,000	4,883,861
Northrop Grumman Corp., 1.75%, 06/01/18	4,350,000	4,278,804

		9,162,665

Airlines 0.6%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(b)	4,852,002	5,215,902
Continental Airlines, Inc., 6.75%, 09/15/15(b)	270,000	275,400
United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, 04/11/26	2,130,000	2,140,650

		7,631,952

Automobiles 0.0%†
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	370,000	406,075

Banks 4.3%
Abbey National Treasury Services PLC/Stamford CT, 1.38%, 03/13/17	5,675,000	5,682,523
Barclays Bank PLC, 2.50%, 02/20/19	5,450,000	5,471,634
BNP Paribas SA, 1.25%, 12/12/16	5,600,000	5,601,527
CIT Group, Inc. 5.00%, 05/15/17	140,000	149,800
4.25%, 08/15/17	210,000	220,500
6.63%, 04/01/18(b)	260,000	289,900
5.50%, 02/15/19(b)	420,000	451,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Citigroup, Inc. 1.35%, 03/10/17	$5,385,000	$5,351,294
3.88%, 10/25/23	5,200,000	5,155,035
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43	2,980,000	3,237,615
Finansbank AS, Reg. S, 5.15%, 11/01/17	425,000	415,400
GTB Finance BV, 6.00%, 11/08/18(b)	230,000	224,915
HSBC Holdings PLC, 5.25%, 03/14/44	4,585,000	4,615,229
HSBC USA, Inc., 2.63%, 09/24/18	5,285,000	5,406,735
Huntington National Bank (The), 1.35%, 08/02/16	2,930,000	2,948,143
Intesa Sanpaolo SpA, 2.38%, 01/13/17	6,880,000	6,897,594
Royal Bank of Scotland Group PLC, 1.88%, 03/31/17	6,460,000	6,459,275
Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 6.30%, 05/15/17	150,000	153,900
State Export-Import Bank of Ukraine JSC via Biz Finance PLC, Reg. S, 8.75%, 01/22/18	250,000	210,625

		58,943,144

Beverages 0.7%
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24	7,575,000	7,652,957
Constellation Brands, Inc., 6.00%, 05/01/22	245,000	271,338
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	2,330,000	2,052,907

		9,977,202

Biotechnology 0.3%
Gilead Sciences, Inc., 4.80%, 04/01/44	3,535,000	3,622,334

Building Products 0.0%†
USG Corp., 8.38%, 10/15/18(b)	415,000	444,050

Capital Markets 3.2%
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/15	5,720,000	5,876,425
2.90%, 07/19/18	3,890,000	3,966,736
2.63%, 01/31/19	3,050,000	3,040,365
3.63%, 01/22/23	2,955,000	2,909,021
Jefferies Group, Inc. 6.88%, 04/15/21	4,235,000	4,897,879
5.13%, 01/20/23	3,820,000	4,013,032
Morgan Stanley 1.75%, 02/25/16	5,435,000	5,509,228
2.13%, 04/25/18	6,320,000	6,308,192
Nomura Holdings, Inc., 2.75%, 03/19/19	7,340,000	7,295,623

		43,816,501

Chemicals 0.3%
Ashland, Inc., 3.88%, 04/15/18	410,000	424,350
CF Industries, Inc., 5.15%, 03/15/34	2,900,000	2,996,745
Huntsman International LLC 8.63%, 03/15/20	230,000	252,425
8.63%, 03/15/21	200,000	224,000

		3,897,520

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16(b)	217,160	224,489
Ceridian Corp., 8.88%, 07/15/19(b)	240,000	273,000
Iron Mountain, Inc. 7.75%, 10/01/19	375,000	413,438
5.75%, 08/15/24	150,000	145,875
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(b)	360,000	399,600
Knowledge Learning Corp., 7.75%, 02/01/15(b)	190,000	190,000
RR Donnelley & Sons Co. 8.60%, 08/15/16	115,000	132,825
8.25%, 03/15/19	860,000	1,023,400
7.88%, 03/15/21	140,000	160,650
7.00%, 02/15/22	100,000	110,500
6.50%, 11/15/23	95,000	100,106
6.00%, 04/01/24	75,000	75,750

		3,249,633

Construction & Engineering 0.0%†
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22(b)	223,767	231,574

Construction Materials 0.0%†
Cemex Espana Luxembourg, Reg. S, 9.88%, 04/30/19	200,000	232,488
Cemex SAB de CV, 7.25%, 01/15/21(b)	200,000	217,604

		450,092

Consumer Finance 1.6%
Air Lease Corp. 3.38%, 01/15/19	4,205,000	4,268,075
3.88%, 04/01/21	2,700,000	2,696,625
Aircastle Ltd., 4.63%, 12/15/18	413,000	422,292
Ally Financial, Inc. 5.50%, 02/15/17	395,000	429,069
6.25%, 12/01/17	420,000	469,350
8.00%, 03/15/20	235,000	283,175
Ford Motor Credit Co. LLC 1.70%, 05/09/16	3,860,000	3,901,492
2.38%, 03/12/19	6,905,000	6,845,003
General Motors Financial Co., Inc. 2.75%, 05/15/16	215,000	217,150
4.75%, 08/15/17	240,000	256,200
4.25%, 05/15/23	95,000	93,456
International Lease Finance Corp. 8.75%, 03/15/17	255,000	299,306

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
8.88%, 09/01/17	$130,000	$155,187
5.88%, 04/01/19	255,000	278,588
6.25%, 05/15/19	550,000	607,750
SLM Corp. 5.50%, 01/15/19	345,000	365,103
4.88%, 06/17/19	400,000	409,982
8.00%, 03/25/20	370,000	425,444
6.13%, 03/25/24	215,000	214,849

		22,638,096

Containers & Packaging 0.0%†
Ball Corp., 5.00%, 03/15/22	130,000	132,600

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 05/20/20	285,000	308,869
7.00%, 05/20/22	342,000	373,635
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22(b)	140,000	145,950
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/01/18	300,000	318,750
7.38%, 08/01/21	100,000	110,375

		1,257,579

Diversified Financial Services 2.7%
Alfa SAB de CV, 5.25%, 03/25/24(b)	210,000	211,153
Bank of America Corp. 2.00%, 01/11/18	3,180,000	3,170,413
2.60%, 01/15/19	4,280,000	4,294,647
3.30%, 01/11/23	2,040,000	1,962,309
4.00%, 04/01/24	3,090,000	3,083,843
4.88%, 04/01/44	2,825,000	2,837,856
Comcel Trust, 6.88%, 02/06/24(b)	200,000	208,474
General Electric Capital Corp. 1.00%, 12/11/15	1,665,000	1,678,417
3.15%, 09/07/22	4,920,000	4,843,076
3.10%, 01/09/23	1,470,000	1,435,192
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.50%, 03/15/17(b)	150,000	151,500
4.88%, 03/15/19(b)	220,000	223,575
JPMorgan Chase & Co., 1.35%, 02/15/17	8,490,000	8,483,101
MasterCard, Inc., 3.38%, 04/01/24	4,740,000	4,732,259
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(b)	55,000	57,475

		37,373,290

Diversified Telecommunication Services 2.9%
CenturyLink, Inc. Series V, 5.63%, 04/01/20	160,000	168,394
Series T, 5.80%, 03/15/22	210,000	215,714
Series W, 6.75%, 12/01/23	65,000	69,094
Columbus International, Inc., 7.38%, 03/30/21(b)	201,000	206,528
Frontier Communications Corp. 9.25%, 07/01/21	360,000	427,500
7.63%, 04/15/24	125,000	130,625
Orange SA 2.75%, 02/06/19	3,800,000	3,848,534
5.50%, 02/06/44	5,130,000	5,321,500
Qwest Corp. 6.75%, 12/01/21	7,175,000	8,016,490
6.88%, 09/15/33	445,000	439,437
SBA Telecommunications, Inc., 5.75%, 07/15/20	265,000	276,925
Sprint Capital Corp. 6.90%, 05/01/19	360,000	395,100
6.88%, 11/15/28	180,000	174,600
tw telecom holdings, Inc. 5.38%, 10/01/22	620,000	632,400
UPCB Finance III Ltd., 6.63%, 07/01/20(b)	150,000	160,121
Verizon Communications, Inc. 5.15%, 09/15/23	8,515,000	9,311,096
5.05%, 03/15/34	3,830,000	3,929,099
6.55%, 09/15/43	4,055,000	4,906,326
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	343,112
Windstream Corp. 7.88%, 11/01/17	450,000	516,375
7.75%, 10/01/21	100,000	107,750

		39,596,720

Electric Utilities 1.0%
Electricite de France, 2.15%, 01/22/19(b)	6,180,000	6,134,368
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,520,000	6,710,584
Ipalco Enterprises, Inc., 5.00%, 05/01/18	310,000	327,825

		13,172,777

Electrical Equipment 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	2,735,000	2,720,710

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electronic Equipment, Instruments & Components 0.0%†
Flextronics International Ltd. 4.63%, 02/15/20	$115,000	$115,862
5.00%, 02/15/23	160,000	161,800

		277,662

Food & Staples Retailing 0.3%
Kroger Co. (The), 3.30%, 01/15/21	4,080,000	4,068,877
Rite Aid Corp., 8.00%, 08/15/20	489,000	543,401

		4,612,278

Food Products 0.0%†
Marfrig Overseas Ltd., 9.50%, 05/04/20(b)	100,000	100,250
Minerva Luxembourg SA, Reg. S, 7.75%, 01/31/23	300,000	307,549

		407,799

Gas Utilities 1.7%
Access Midstream Partners LP/ACMP Finance Corp. 5.88%, 04/15/21	40,000	42,600
4.88%, 05/15/23	110,000	110,687
4.88%, 03/15/24	75,000	74,813
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	332,862
El Paso Corp., 7.80%, 08/01/31	135,000	143,735
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	520,975
Energy Transfer Partners LP, 6.50%, 02/01/42	4,095,000	4,638,918
Enterprise Products Operating LLC, 5.10%, 02/15/45	4,505,000	4,650,194
Kinder Morgan Energy Partners LP 4.15%, 02/01/24	4,940,000	4,914,381
5.50%, 03/01/44	3,795,000	3,858,624
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.25%, 06/15/22	210,000	226,800
4.50%, 07/15/23	300,000	288,750
Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/01/18	315,000	335,081
6.50%, 07/15/21	130,000	139,750
5.88%, 03/01/22	95,000	98,563
Southern Star Central Corp., 6.75%, 03/01/16	430,000	430,537
Sunoco Logistics Partners Operations LP, 5.30%, 04/01/44	2,385,000	2,382,854

		23,190,124

Health Care Providers & Services 1.4%
Biomet, Inc., 6.50%, 08/01/20	255,000	274,444
CHS/Community Health Systems, Inc. 5.13%, 08/15/18	345,000	363,544
8.00%, 11/15/19	270,000	297,675
5.13%, 08/01/21(b)	80,000	82,100
6.88%, 02/01/22(b)	185,000	193,556
DaVita, Inc., 5.75%, 08/15/22	515,000	548,475
Express Scripts Holding Co. 3.50%, 11/15/16	1,840,000	1,949,166
2.65%, 02/15/17	6,285,000	6,510,540
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19(b)	245,000	263,375
5.88%, 01/31/22(b)	300,000	318,000
HCA, Inc. 6.25%, 02/15/21	115,000	123,194
7.50%, 02/15/22	435,000	496,987
5.88%, 03/15/22	160,000	172,400
5.00%, 03/15/24	105,000	105,131
Hologic, Inc., 6.25%, 08/01/20	405,000	430,313
McKesson Corp. 1.29%, 03/10/17	3,145,000	3,143,469
4.88%, 03/15/44	3,020,000	3,080,768
Service Corp. International, 5.38%, 01/15/22(b)	575,000	581,469
Tenet Healthcare Corp. 6.25%, 11/01/18	585,000	645,694
4.75%, 06/01/20	145,000	146,088
6.00%, 10/01/20(b)	145,000	155,331
4.50%, 04/01/21	120,000	117,900
4.38%, 10/01/21	80,000	77,400

		20,077,019

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	215,000	229,244
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/01/18(b)	75,000	77,437
4.88%, 11/01/20(b)	115,000	117,875
5.38%, 11/01/23(b)	105,000	107,888
Graton Economic Development Authority, 9.63%, 09/01/19(b)	435,000	497,531
Isle of Capri Casinos, Inc., 5.88%, 03/15/21	100,000	101,750
MGM Resorts International 8.63%, 02/01/19	70,000	83,475
6.63%, 12/15/21	255,000	279,862
MTR Gaming Group, Inc., 11.50%, 08/01/19	130,000	146,900
Pinnacle Entertainment, Inc. 7.50%, 04/15/21	250,000	270,625
7.75%, 04/01/22	215,000	232,200
PNK Finance Corp., 6.38%, 08/01/21(b)	100,000	104,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	$280,000	$312,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 08/15/20	245,000	271,950

		2,833,562

Household Durables 0.1%
DR Horton, Inc. 4.38%, 09/15/22	130,000	127,400
5.75%, 08/15/23	170,000	179,775
Lennar Corp. 4.75%, 12/15/17	145,000	153,700
4.75%, 11/15/22	140,000	135,800
Ryland Group, Inc. (The), 5.38%, 10/01/22	140,000	138,950
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	176,000
Standard Pacific Corp., 8.38%, 05/15/18	300,000	355,500

		1,267,125

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.13%, 04/15/19	265,000	280,900
7.88%, 08/15/19	380,000	417,525
5.75%, 10/15/20	210,000	219,713
6.87%, 02/15/21	145,000	156,237

		1,074,375

Industrial Conglomerates 0.5%
Bombardier, Inc. 4.25%, 01/15/16(b)	95,000	99,038
6.00%, 10/15/22(b)	250,000	250,000
General Electric Co., 4.50%, 03/11/44	6,270,000	6,346,351

		6,695,389

Information Technology Services 0.0%†
First Data Corp. 7.38%, 06/15/19(b)	400,000	432,000
6.75%, 11/01/20(b)	225,000	242,437

		674,437

Insurance 0.8%
Allstate Corp. (The), 5.75%, 08/15/53(a)	3,565,000	3,734,337
Prudential Financial, Inc. 5.87%, 09/15/42(a)	3,670,000	3,839,738
5.20%, 03/15/44(a)	3,120,000	3,100,500

		10,674,575

Internet & Catalog Retail 0.0%†
IAC/InterActiveCorp, 4.88%, 11/30/18	275,000	287,375

Machinery 0.1%
Case New Holland, Inc., 7.88%, 12/01/17	350,000	410,375
CNH Capital LLC, 3.88%, 11/01/15	145,000	148,987
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	191,675
Terex Corp. 6.50%, 04/01/20	215,000	233,813
6.00%, 05/15/21	100,000	107,250

		1,092,100

Media 2.1%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	135,150
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	380,000	401,850
5.25%, 09/30/22	140,000	138,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20(b)	65,000	67,925
5.13%, 12/15/21(b)	251,000	248,490
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 03/15/20	265,000	286,200
6.50%, 11/15/22	145,000	154,244
Series B, 6.50%, 11/15/22	255,000	272,850
Comcast Corp., 3.60%, 03/01/24	3,910,000	3,937,695
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.80%, 03/15/22	1,760,000	1,746,330
4.45%, 04/01/24	4,875,000	4,900,509
DISH DBS Corp. 7.13%, 02/01/16	70,000	76,475
4.25%, 04/01/18	150,000	156,562
7.88%, 09/01/19	130,000	154,050
5.13%, 05/01/20	325,000	338,813
6.75%, 06/01/21	20,000	22,425
5.88%, 07/15/22	195,000	208,406
5.00%, 03/15/23	180,000	180,675
Gannett Co., Inc. 7.13%, 09/01/18	555,000	585,525
5.13%, 10/15/19(b)	245,000	257,250
Hughes Satellite Systems Corp., 6.50%, 06/15/19	125,000	137,187
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	470,000	504,075
NBCUniversal Media LLC, 6.40%, 04/30/40	3,615,000	4,478,719
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(b)	85,000	85,212
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	285,000	277,163
Telesat Canada/Telesat LLC, 6.00%, 05/15/17(b)	255,000	264,244
Thomson Reuters Corp. 1.30%, 02/23/17	1,980,000	1,968,900
5.65%, 11/23/43	2,590,000	2,734,159
Time Warner, Inc., 6.10%, 07/15/40	2,745,000	3,163,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Univision Communications, Inc., 6.88%, 05/15/19(b)	$555,000	$596,625
WMG Acquisition Corp., 5.63%, 04/15/22(b)	70,000	70,438

		28,550,103

Metals & Mining 0.8%
Alpha Natural Resources, Inc., 6.25%, 06/01/21	305,000	230,275
ArcelorMittal 5.03%, 02/25/17	75,000	79,333
5.75%, 08/05/20	225,000	238,273
6.00%, 03/01/21	140,000	149,568
6.75%, 02/25/22	95,000	104,594
7.50%, 10/15/39	95,000	98,236
Corp. Nacional del Cobre de Chile Reg. S, 5.63%, 09/21/35	200,000	208,663
Reg. S, 6.15%, 10/24/36	180,000	197,411
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/23	5,825,000	5,590,488
5.45%, 03/15/43	1,920,000	1,885,366
Peabody Energy Corp. 7.38%, 11/01/16	305,000	340,837
6.50%, 09/15/20	125,000	128,750
Steel Dynamics, Inc. 6.13%, 08/15/19	250,000	272,500
5.25%, 04/15/23	135,000	137,363
Vale SA, 5.63%, 09/11/42	865,000	808,533

		10,470,190

Multiline Retail 0.2%
Wal-Mart Stores, Inc., 4.00%, 04/11/43	2,665,000	2,488,706

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp. 7.50%, 02/15/21(b)	227,000	247,430
6.00%, 01/15/22(b)	340,000	357,000
5.88%, 01/15/24(b)	30,000	30,300
Majapahit Holding BV Reg. S, 7.75%, 01/20/20	100,000	115,143
Reg. S, 7.88%, 06/29/37	210,000	231,455
NRG Energy, Inc. 7.63%, 01/15/18	580,000	651,050
7.88%, 05/15/21	645,000	707,887
6.25%, 07/15/22(b)	235,000	241,463

		2,581,728

Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp., 5.95%, 09/15/16	5,310,000	5,906,187
Antero Resources Finance Corp., 5.38%, 11/01/21(b)	70,000	70,962
BP Capital Markets PLC, 3.81%, 02/10/24	5,440,000	5,488,653
Chesapeake Energy Corp. 9.50%, 02/15/15	285,000	304,594
6.50%, 08/15/17	275,000	308,687
5.75%, 03/15/23	90,000	95,400
Cimarex Energy Co., 5.88%, 05/01/22	245,000	265,825
CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/23(b)	600,000	609,743
Concho Resources, Inc., 5.50%, 04/01/23	110,000	114,400
Continental Resources, Inc., 5.00%, 09/15/22	380,000	398,525
Denbury Resources, Inc., 4.63%, 07/15/23	105,000	97,912
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	106,479
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	560,000	646,800
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 05/01/19	55,000	59,400
7.75%, 09/01/22	40,000	44,800
EXCO Resources, Inc., 7.50%, 09/15/18	95,000	95,475
KazMunayGas National Co. Reg. S, 9.13%, 07/02/18	800,000	961,488
Reg. S, 7.00%, 05/05/20	500,000	563,608
Reg. S, 6.38%, 04/09/21	250,000	273,018
KazMunayGas National Co. JSC, Reg. S, 5.75%, 04/30/43	350,000	316,093
Linn Energy LLC/Linn Energy Finance Corp. 7.25%, 11/01/19(b)	160,000	166,000
8.63%, 04/15/20	705,000	764,925
7.75%, 02/01/21	225,000	241,875
Newfield Exploration Co., 5.75%, 01/30/22	510,000	543,150
Pacific Rubiales Energy Corp., Reg. S, 7.25%, 12/12/21	200,000	218,500
Pertamina Persero PT Reg. S, 4.88%, 05/03/22	200,000	192,890
Reg. S, 5.63%, 05/20/43	250,000	211,722
Petroleos de Venezuela SA Reg. S, 5.25%, 04/12/17	100,000	75,500
Reg. S, 9.00%, 11/17/21	400,000	302,600
Reg. S, 9.75%, 05/17/35	170,000	121,983
Reg. S, 5.50%, 04/12/37	80,000	42,200
Petroleos Mexicanos 6.50%, 06/02/41	300,000	328,880
5.50%, 06/27/44	500,000	482,709
6.38%, 01/23/45(b)	2,612,000	2,825,520
Range Resources Corp. 6.75%, 08/01/20	200,000	216,000
5.75%, 06/01/21	135,000	144,788
5.00%, 08/15/22	80,000	81,600
Rosetta Resources, Inc. 5.63%, 05/01/21	90,000	92,025
5.88%, 06/01/22	150,000	153,375
SandRidge Energy, Inc. 7.50%, 03/15/21	175,000	186,813
8.13%, 10/15/22	330,000	359,700
Sinopec Group Overseas Development 2012 Ltd., Reg. S, 3.90%, 05/17/22	400,000	393,448

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	$200,000	$201,071
Whiting Petroleum Corp., 5.00%, 03/15/19	135,000	142,763

		25,218,086

Pharmaceuticals 0.4%
Novartis Capital Corp., 4.40%, 05/06/44	4,875,000	4,927,201
Valeant Pharmaceuticals International 6.75%, 10/01/17(b)	210,000	221,550
6.88%, 12/01/18(b)	135,000	143,437
VPI Escrow Corp., 6.38%, 10/15/20(b)	380,000	411,350
VPII Escrow Corp., 6.75%, 08/15/18(b)	140,000	153,825

		5,857,363

Real Estate Investment Trusts (REITs) 1.4%
ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 02/06/17(b)	5,575,000	5,559,809
3.00%, 02/06/19(b)	5,770,000	5,730,460
Corporate Office Properties LP, 3.60%, 05/15/23	2,900,000	2,678,896
EPR Properties, 5.25%, 07/15/23	2,785,000	2,820,629
Health Care REIT, Inc., 2.25%, 03/15/18	1,875,000	1,876,177
Omega Healthcare Investors, Inc. 6.75%, 10/15/22	470,000	513,475
5.88%, 03/15/24	375,000	394,687
Trust F/1401, 5.25%, 12/15/24(b)	200,000	199,300

		19,773,433

Real Estate Management & Development 0.0%†
Realogy Group LLC, 7.63%, 01/15/20(b)	240,000	266,400

Road & Rail 0.1%
Hertz Corp. (The) 4.25%, 04/01/18	145,000	149,350
5.88%, 10/15/20	65,000	69,388
RSC Equipment Rental, Inc., 8.25%, 02/01/21	80,000	89,700
Russian Railways via RZD Capital PLC, Reg. S, 5.74%, 04/03/17	400,000	415,854
United Rentals North America, Inc. 5.75%, 07/15/18	190,000	203,300
7.38%, 05/15/20	115,000	126,931

		1,054,523

Semiconductors & Semiconductor Equipment 0.0%†
Amkor Technology, Inc., 6.38%, 10/01/22	45,000	47,025
Freescale Semiconductor, Inc., 6.00%, 01/15/22(b)	70,000	73,850

		120,875

Software 0.0%†
Activision Blizzard, Inc. 5.63%, 09/15/21(b)	300,000	319,875
6.13%, 09/15/23(b)	240,000	261,000

		580,875

Specialty Retail 0.0%†
L Brands, Inc. 6.90%, 07/15/17	35,000	40,162
5.63%, 10/15/23	110,000	114,400
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	417,713

		572,275

Technology Hardware, Storage & Peripherals 0.6%
Hewlett-Packard Co., 2.65%, 06/01/16	4,225,000	4,372,716
Seagate HDD Cayman 7.00%, 11/01/21	230,000	257,025
4.75%, 06/01/23(b)	4,095,000	3,982,388

		8,612,129

Thrifts & Mortgage Finance 0.0%†
Walter Investment Management Corp., 7.88%, 12/15/21(b)	185,000	184,537

Tobacco 0.7%
Altria Group, Inc., 5.38%, 01/31/44	5,630,000	5,920,489
Reynolds American, Inc., 6.15%, 09/15/43	3,400,000	3,836,030

		9,756,519

Wireless Telecommunication Services 0.2%
Sprint Corp. 7.25%, 09/15/21(b)	460,000	501,400
7.88%, 09/15/23(b)	565,000	621,500
7.13%, 06/15/24(b)	170,000	178,500
T-Mobile USA, Inc. 5.25%, 09/01/18	50,000	52,750
6.46%, 04/28/19	140,000	149,800
6.54%, 04/28/20	120,000	129,000
6.25%, 04/01/21	135,000	143,269
6.63%, 04/28/21	175,000	187,906
6.13%, 01/15/22	65,000	68,006
6.73%, 04/28/22	150,000	160,313
6.84%, 04/28/23	85,000	91,162

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services (continued)
6.50%, 01/15/24	$150,000	$157,125

		2,440,731

Total Corporate Bonds (cost $441,640,869)		450,416,807

Sovereign Bonds 2.0%

	Principal Amount	Market Value
ARGENTINA 0.1%
Argentine Republic Government International Bond, 2.50%, 12/31/38(c)	1,500,006	624,752

ARMENIA 0.0%†
Republic of Armenia, 6.00%, 09/30/20(b)	470,000	486,491

BELARUS 0.1%
Republic of Belarus, Reg. S, 8.95%, 01/26/18	710,000	725,928

BELIZE 0.0%†
Belize Government International Bond, Reg. S, 5.00%, 02/20/38(c)	650,000	452,400

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24(b)	440,000	448,759

BOLIVIA 0.0%†
Bolivian Government International Bond, 5.95%, 08/22/23(b)	430,000	452,913

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, Reg. S, 5.50%, 07/12/20	150,000	161,239
Brazilian Government International Bond, 8.25%, 01/20/34	170,000	225,250
7.13%, 01/20/37	220,000	264,108
5.63%, 01/07/41	900,000	908,667

		1,559,264

COLOMBIA 0.1%
Colombia Government International Bond, 4.00%, 02/26/24	200,000	198,000
8.13%, 05/21/24	320,000	415,200
6.13%, 01/18/41	480,000	537,635

		1,150,835

CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.25%, 04/27/17	800,000	860,000
Reg. S, 6.75%, 11/05/19	550,000	608,437
6.00%, 01/26/24(b)	210,000	219,188

		1,687,625

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, 6.60%, 01/28/24(b)	130,000	133,703

EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	300,000	270,559

EL SALVADOR 0.0%†
El Salvador Government International Bond, Reg. S, 7.65%, 06/15/35	200,000	199,000
Reg. S, 7.63%, 02/01/41	225,000	221,175

		420,175

GHANA 0.0%†
Republic of Ghana, Reg. S, 8.50%, 10/04/17	100,000	101,500

HUNGARY 0.2%
Hungary Government International Bond, 4.75%, 02/03/15	300,000	307,495
6.38%, 03/29/21	100,000	109,407
5.38%, 02/21/23	200,000	203,150
5.75%, 11/22/23	328,000	340,396
7.63%, 03/29/41	850,000	980,343

		1,940,791

INDONESIA 0.1%
Indonesia Government International Bond, Reg. S, 6.88%, 01/17/18	600,000	682,500
Reg. S, 3.38%, 04/15/23	430,000	384,334
Reg. S, 8.50%, 10/12/35	370,000	469,900

		1,536,734

IRAQ 0.1%
Republic of Iraq, Reg. S, 5.80%, 01/15/28	1,250,000	1,096,875

IVORY COAST 0.1%
Ivory Coast Government International Bond, Reg. S, 5.75%, 12/31/32(c)	930,000	872,378

MEXICO 0.2%
Mexico Government International Bond, 6.75%, 09/27/34	650,000	794,909
5.55%, 01/21/45	1,260,000	1,341,042

		2,135,951

MONGOLIA 0.1%
Development Bank of Mongolia LLC, Reg. S, 5.75%, 03/21/17	300,000	276,945
Mongolia Government International Bond, Reg. S, 4.13%, 01/05/18	300,000	269,247
Reg. S, 5.13%, 12/05/22	250,000	200,135

		746,327

MOROCCO 0.0%†
Morocco Government International Bond, Reg. S, 4.25%, 12/11/22	200,000	194,164
Reg. S, 5.50%, 12/11/42	200,000	186,487

		380,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
PANAMA 0.0%†
Panama Government International Bond, 5.20%, 01/30/20	$150,000	$165,643
6.70%, 01/26/36	280,000	330,091

		495,734

PERU 0.0%†
Peruvian Government International Bond, 8.75%, 11/21/33	190,000	277,462

PHILIPPINES 0.1%
Philippine Government International Bond, 10.63%, 03/16/25	100,000	155,500
6.38%, 10/23/34	400,000	497,500

		653,000

POLAND 0.0%†
Poland Government International Bond, 5.13%, 04/21/21	280,000	310,450

ROMANIA 0.1%
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22	600,000	700,931
6.13%, 01/22/44(b)	206,000	218,104

		919,035

RUSSIA 0.1%
Russian Foreign Bond - Eurobond, Reg. S, 12.75%, 06/24/28	170,000	275,400
Reg. S, 7.50%, 03/31/30(c)	1,072,500	1,218,628

		1,494,028

SERBIA 0.0%†
Republic of Serbia, Reg. S, 7.25%, 09/28/21	270,000	303,075
Reg. S, 6.75%, 11/01/24(c)	188,811	190,039

		493,114

SOUTH AFRICA 0.1%
South Africa Government International Bond, 6.88%, 05/27/19	600,000	693,000
5.88%, 09/16/25	540,000	580,500

		1,273,500

TURKEY 0.1%
Turkey Government International Bond, 7.50%, 11/07/19	200,000	229,600
7.00%, 06/05/20	150,000	168,810
6.25%, 09/26/22	200,000	215,500
7.38%, 02/05/25	900,000	1,035,360
6.88%, 03/17/36	120,000	130,812

		1,780,082

UKRAINE 0.1%
Ukraine Government International Bond, Reg. S, 9.25%, 07/24/17	900,000	881,100

VENEZUELA 0.1%
Venezuela Government International Bond, Reg. S, 5.75%, 02/26/16	250,000	219,000
Reg. S, 9.25%, 05/07/28	330,000	241,725
9.38%, 01/13/34	650,000	475,462

		936,187

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	280,000	310,907

Total Sovereign Bonds (cost $26,784,736)		27,049,210

U.S. Government Mortgage Backed Agencies 30.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	15,128	16,281
Pool# G13122 5.00%, 04/01/23	6,034	6,492
Pool# J07940 5.00%, 05/01/23	22,483	23,746
Pool# G13225 5.00%, 06/01/23	139,865	150,517
Pool# J07942 5.00%, 06/01/23	18,592	19,992
Pool# J08443 5.00%, 07/01/23	49,939	54,346
Pool# C91128 5.50%, 12/01/27	39,638	43,764
Pool# D98252 5.00%, 08/01/29	137,777	150,382
Pool# A14186 5.50%, 10/01/33	2,117	2,342
Pool# A82875 5.50%, 11/01/33	86,121	94,528
Pool# C01674 5.50%, 11/01/33	21,721	24,032
Pool# A24611 4.50%, 06/01/34	7,519	8,070
Pool# A23854 5.50%, 06/01/34	25,199	27,880
Pool# G08084 4.50%, 10/01/35	91,363	98,001
Pool# A39572 5.00%, 11/01/35	69,745	76,109
Pool# A39584 5.50%, 11/01/35	46,385	51,131
Pool# A49058 5.50%, 05/01/36	106,993	117,304
Pool# A52983 5.50%, 10/01/36	120,235	131,972
Pool# A61562 5.50%, 10/01/36	34,613	38,035
Pool# G02379 6.00%, 10/01/36	19,843	21,987
Pool# A57475 5.50%, 02/01/37	5,308	5,827

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G02561 5.50%, 02/01/37	$86,279	$94,702
Pool# A58420 5.50%, 03/01/37	11,537	12,663
Pool# G03400 5.50%, 03/01/37	298,505	327,644
Pool# A60064 5.50%, 04/01/37	127,161	139,574
Pool# G02791 5.50%, 04/01/37	7,525	8,259
Pool# A60070 5.00%, 05/01/37	10,124	11,019
Pool# G05521 5.50%, 05/01/37	1,845,041	2,027,166
Pool# G02976 5.50%, 06/01/37	71,395	78,365
Pool# G08204 5.50%, 06/01/37	13,887	15,243
Pool# A64594 5.50%, 07/01/37	11,838	12,979
Pool# G08210 6.00%, 07/01/37	141,215	156,478
Pool# A65518 6.00%, 09/01/37	115,897	128,423
Pool# A68546 5.50%, 11/01/37	76,548	84,020
Pool# G03432 5.50%, 11/01/37	79,388	87,137
Pool# A69653 5.50%, 12/01/37	25,985	28,522
Pool# A70591 5.50%, 12/01/37	109,022	119,665
Pool# G03616 6.00%, 12/01/37	37,710	41,786
Pool# A71374 5.50%, 01/01/38	21,875	24,031
Pool# A71604 5.50%, 01/01/38	343,993	377,573
Pool# A72378 5.50%, 01/01/38	297,921	327,003
Pool# G03927 5.50%, 01/01/38	20,238	22,214
Pool# A73996 5.50%, 02/01/38	344,562	378,197
Pool# G03812 5.50%, 02/01/38	1,213,620	1,332,090
Pool# G03964 5.50%, 02/01/38	120,829	132,624
Pool# A72499 6.00%, 02/01/38	19,610	21,730
Pool# A75432 5.50%, 03/01/38	262,145	287,899
Pool# G04220 5.50%, 03/01/38	31,861	34,971
Pool# G08256 5.50%, 03/01/38	15,642	17,169
Pool# G04156 6.00%, 03/01/38	31,577	34,990
Pool# A75830 5.50%, 04/01/38	179,726	197,495
Pool# A76127 5.50%, 04/01/38	501,191	550,116
Pool# A76483 5.50%, 04/01/38	242,888	266,599
Pool# G04248 5.50%, 04/01/38	245,191	269,126
Pool# G08263 5.50%, 04/01/38	21,142	23,206
Pool# A76211 6.00%, 04/01/38	4,148	4,597
Pool# G04287 5.00%, 05/01/38	152,064	165,512
Pool# A76939 5.50%, 05/01/38	22,624	24,832
Pool# A77057 5.50%, 05/01/38	20,392	22,382
Pool# A77208 5.50%, 05/01/38	46,966	51,551
Pool# A77796 5.50%, 05/01/38	704,645	773,430
Pool# G04305 5.50%, 05/01/38	395,720	434,350
Pool# A77648 5.50%, 06/01/38	9,566	10,500
Pool# A77937 5.50%, 06/01/38	174,353	191,373
Pool# A78624 5.50%, 06/01/38	138,689	152,227
Pool# G04458 5.50%, 06/01/38	92,562	101,598
Pool# A78076 6.00%, 06/01/38	64,615	71,599
Pool# A78454 6.00%, 06/01/38	43,055	47,709
Pool# A78982 5.50%, 07/01/38	50,788	55,746
Pool# A79018 5.50%, 07/01/38	106,098	116,455
Pool# A79806 5.50%, 07/01/38	18,484	20,289
Pool# A79816 5.50%, 07/01/38	23,215	25,481
Pool# G04471 5.50%, 07/01/38	113,586	124,674
Pool# A80779 5.50%, 08/01/38	91,897	100,868
Pool# G04817 5.00%, 09/01/38	285,451	310,651
Pool# A81743 5.50%, 09/01/38	69,944	76,771
Pool# A82093 5.50%, 09/01/38	38,507	42,290
Pool# A82207 5.50%, 09/01/38	2,873	3,154
Pool# A82609 5.50%, 09/01/38	33,919	37,230
Pool# A82656 5.50%, 10/01/38	13,314	14,613
Pool# A82703 5.50%, 10/01/38	13,935	15,296
Pool# G04847 5.50%, 10/01/38	136,940	150,308

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05979 5.50%, 10/01/38	$29,871	$32,787
Pool# A82757 5.50%, 11/01/38	217,477	238,706
Pool# A82787 5.50%, 11/01/38	839,603	921,563
Pool# A83032 5.50%, 11/01/38	32,671	35,860
Pool# A83066 5.50%, 11/01/38	4,730	5,191
Pool# A83071 5.50%, 11/01/38	6,135	6,734
Pool# A83596 5.50%, 12/01/38	101,799	111,991
Pool# G08314 5.50%, 01/01/39	77,041	84,561
Pool# G08323 5.00%, 02/01/39	299,503	326,037
Pool# A84417 5.50%, 02/01/39	88,770	97,658
Pool# G05300 5.50%, 02/01/39	19,081	20,944
Pool# G05841 5.50%, 04/01/39	34,700	38,087
Pool# A86313 5.00%, 05/01/39	727,936	792,540
Pool# A87339 5.00%, 07/01/39	65,663	71,490
Pool# A87679 5.00%, 08/01/39	491,536	535,160
Pool# G07021 5.00%, 09/01/39	704,425	766,613
Pool# G05684 5.50%, 10/01/39	223,264	245,058
Pool# A90140 4.50%, 12/01/39	57,856	61,734
Pool# G06020 5.50%, 12/01/39	1,297,294	1,423,932
Pool# G05813 6.00%, 12/01/39	65,416	72,486
Pool# G05923 5.50%, 02/01/40	150,160	164,818
Pool# G06031 5.50%, 03/01/40	49,393	54,215
Pool# A91997 5.00%, 04/01/40	192,517	209,602
Pool# G05849 4.50%, 05/01/40	1,280,887	1,366,746
Pool# G06193 5.50%, 05/01/40	212,941	233,727
Pool# A92458 5.00%, 06/01/40	85,171	92,730
Pool# G08402 5.00%, 06/01/40	295,338	321,549
Pool# A92764 5.50%, 06/01/40	113,348	124,412
Pool# G06412 5.50%, 07/01/40	2,626,527	2,882,921
Pool# A94604 4.00%, 10/01/40	96,281	99,993
Pool# A94833 4.00%, 11/01/40	5,938,137	6,176,823
Pool# A95230 4.00%, 12/01/40	2,142,323	2,227,765
Pool# A97055 4.00%, 02/01/41	139,012	144,383
Pool# A97932 4.00%, 04/01/41	600,957	624,174
Pool# A97942 4.50%, 04/01/41	471,657	503,273
Pool# Q00131 4.50%, 04/01/41	350,717	374,226
Pool# Q00950 5.00%, 05/01/41	1,422,525	1,548,774
Pool# Q01198 5.50%, 06/01/41	51,166	56,096
Pool# Z40047 4.00%, 10/01/41	586,417	609,072
Pool# Q06344 4.00%, 02/01/42	4,537,694	4,714,416
Pool# G08479 3.50%, 03/01/42	677,817	681,762
Pool# Q08997 3.50%, 06/01/42	1,336,815	1,345,223
Pool# C09004 3.50%, 07/01/42	1,589,703	1,598,955
Pool# G07083 4.00%, 07/01/42	668,879	694,825
Pool# Q09896 3.50%, 08/01/42	847,675	852,609
Pool# Q11095 3.50%, 09/01/42	666,879	670,761
Pool# Q11348 3.50%, 09/01/42	2,486,136	2,500,606
Pool# Q12143 3.50%, 10/01/42	459,910	462,586
Pool# G07155 4.00%, 10/01/42	5,654,016	5,870,680
Pool# Q13765 4.00%, 12/01/42	601,142	625,680
Pool# Q16893 3.50%, 04/01/43	1,521,201	1,530,055
Pool# Q17324 3.50%, 04/01/43	1,654,871	1,664,503

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q17389 3.50%, 04/01/43	$1,596,909	$1,607,451
Pool# Q18305 3.50%, 05/01/43	1,578,006	1,587,190
Pool# Q18524 3.50%, 05/01/43	515,110	518,108
Pool# Q19476 3.50%, 06/01/43	734,555	738,830
Pool# Q19480 4.00%, 06/01/43	5,108,225	5,307,965
Pool# Q19607 4.00%, 07/01/43	875,639	909,057
Pool# Q20857 3.50%, 08/01/43	1,214,744	1,224,377
Pool# Q20860 3.50%, 08/01/43	1,466,449	1,474,870
Pool# G08554 3.50%, 10/01/43	1,969,770	1,980,927
Pool# Q20680 4.00%, 10/01/43	1,041,155	1,080,890
Pool# G08558 4.00%, 11/01/43	513,330	532,921
Pool# G08559 4.50%, 11/01/43	2,584,684	2,757,130
Pool# G08578 4.50%, 03/01/44	4,575,000	4,880,238
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 04/15/44	6,550,000	6,582,238
4.00%, 04/15/44	28,745,000	29,827,428
4.50%, 04/15/44	19,730,000	21,032,488
Federal National Mortgage Association
Pool# AA0920 5.50%, 08/01/37	2,844,871	3,137,581
Pool# AE2691 4.50%, 12/01/40	4,421,351	4,718,929
Pool# AL0791 4.00%, 02/01/41	1,059,920	1,103,766
Pool# AH4038 4.50%, 04/01/41	1,102,964	1,180,473
Pool# AI3506 4.50%, 06/01/41	73,605	78,801
Pool# AI6168 4.50%, 07/01/41	888,639	948,310
Pool# AH1727 4.50%, 08/01/41	285,055	304,196
Pool# AB3505 4.00%, 09/01/41	3,316,472	3,454,183
Pool# AJ5269 4.00%, 11/01/41	5,767,531	5,999,809
Pool# AL1431 4.50%, 11/01/41	3,978,680	4,245,220
Pool# AJ7686 4.00%, 12/01/41	6,542,323	6,813,982
Pool# AL1354 4.50%, 01/01/42	3,810,821	4,066,117
Pool# AK6846 3.50%, 04/01/42	1,661,227	1,672,713
Pool# AR9283 3.50%, 04/01/43	572,599	576,558
Pool# AT1001 3.50%, 04/01/43	973,488	981,131
Pool# AS0212 3.50%, 08/01/43	3,483,999	3,508,904
Pool# AU0949 3.50%, 08/01/43	1,705,851	1,721,777
Pool# AU3742 3.50%, 08/01/43	1,462,743	1,473,199
Pool# AS0225 4.00%, 08/01/43	5,849,372	6,089,516
Pool# MA1600 3.50%, 10/01/43	3,548,188	3,572,443
Federal National Mortgage Association Pool
Pool# 625932 5.00%, 01/01/17	497,423	518,440
Pool# 626012 5.00%, 01/01/17	142,577	148,292
Pool# 687533 5.00%, 11/01/18	131,386	139,070
Pool# 748029 5.00%, 12/01/18	10,732	11,376
Pool# 770160 5.00%, 04/01/19	1,411,268	1,500,168
Pool# 845488 5.00%, 06/01/21	6,614	7,106
Pool# 969941 5.00%, 03/01/23	61,191	65,848
Pool# 982885 5.00%, 05/01/23	14,363	15,541
Pool# 975884 5.00%, 06/01/23	5,958	6,414
Pool# 987214 5.00%, 07/01/23	2,826	3,040
Pool# 976243 5.00%, 08/01/23	9,916	10,669
Pool# 987456 5.00%, 08/01/23	17,561	18,963
Pool# 965102 5.00%, 09/01/23	6,087	6,554
Pool# 988300 5.00%, 09/01/23	13,762	14,875
Pool# 256640 5.50%, 03/01/27	53,759	59,342
Pool# 256676 5.50%, 04/01/27	57,209	63,045
Pool# 256896 5.50%, 09/01/27	41,993	46,299
Pool# 257075 5.50%, 02/01/28	50,772	55,925
Pool# 257282 5.50%, 07/01/28	268,096	295,304
Pool# 257367 5.50%, 09/01/28	98,875	108,910
Pool# 257451 5.50%, 11/01/28	21,139	23,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 995477 5.50%, 01/01/29	$54,480	$60,009
Pool# 930997 4.50%, 04/01/29	277,387	299,177
Pool# AL0869 4.50%, 06/01/29	155,362	167,566
Pool# MA0097 5.00%, 06/01/29	175,102	191,121
Pool# 932716 5.00%, 04/01/30	26,995	29,464
Pool# MA0436 5.50%, 04/01/30	173,721	192,165
Pool# AD7853 4.50%, 06/01/30	771,036	832,087
Pool# 720679 5.00%, 06/01/33	17,418	19,060
Pool# 310100 5.00%, 08/01/33	455,651	498,617
Pool# 738166 5.00%, 09/01/33	4,573	5,004
Pool# 725027 5.00%, 11/01/33	101,579	111,158
Pool# 745944 5.00%, 12/01/33	167,644	183,452
Pool# 725422 5.00%, 04/01/34	114,192	124,960
Pool# 985615 5.50%, 04/01/34	413,095	458,503
Pool# 794978 5.50%, 10/01/34	126,345	139,996
Pool# AD0308 5.00%, 03/01/35	1,237,080	1,353,732
Pool# 735382 5.00%, 04/01/35	277,862	303,976
Pool# 735403 5.00%, 04/01/35	974,914	1,066,236
Pool# 255706 5.50%, 05/01/35	6,550	7,246
Pool# 735578 5.00%, 06/01/35	506,988	554,479
Pool# 735581 5.00%, 06/01/35	2,655,402	2,904,968
Pool# 735795 5.00%, 06/01/35	1,627,758	1,781,251
Pool# 310099 5.00%, 08/01/35	3,277,937	3,586,012
Pool# 825753 5.50%, 08/01/35	44,082	48,693
Pool# 834657 5.50%, 08/01/35	6,972	7,701
Pool# 836018 5.50%, 09/01/35	3,530	3,899
Pool# 835482 5.50%, 10/01/35	30,691	33,902
Pool# 863626 5.50%, 12/01/35	55,391	61,099
Pool# 865972 5.50%, 03/01/36	70,918	78,226
Pool# 891588 5.50%, 05/01/36	199,085	219,568
Pool# 885808 5.50%, 06/01/36	2,841	3,135
Pool# 745826 6.00%, 07/01/36	15,712	17,467
Pool# 897267 5.50%, 10/01/36	49,010	54,045
Pool# 899215 6.00%, 10/01/36	53,579	59,563
Pool# 310107 5.00%, 11/01/36	197,587	216,033
Pool# 831922 5.50%, 11/01/36	13,445	14,826
Pool# 256513 5.50%, 12/01/36	71,179	78,492
Pool# 903013 5.50%, 12/01/36	149,401	164,750
Pool# 920078 5.50%, 12/01/36	21,253	23,436
Pool# 906869 6.00%, 12/01/36	92,476	102,804
Pool# 967685 5.50%, 01/01/37	103,734	114,390
Pool# 888222 6.00%, 02/01/37	41,972	46,659
Pool# 914049 6.00%, 03/01/37	242,044	269,075
Pool# 914752 5.50%, 04/01/37	51,413	56,695
Pool# 918011 5.00%, 05/01/37	189,333	206,477
Pool# 897640 5.50%, 05/01/37	71,895	79,281
Pool# 899528 5.50%, 05/01/37	111,775	123,258
Pool# 917988 6.00%, 05/01/37	47,036	52,289
Pool# 899562 5.50%, 06/01/37	43,642	48,125
Pool# 918659 5.50%, 06/01/37	184,616	203,755
Pool# 918662 5.50%, 06/01/37	665,006	733,325
Pool# 915639 6.00%, 06/01/37	169,643	188,589
Pool# 939984 6.00%, 06/01/37	110,558	122,906
Pool# 256822 5.00%, 07/01/37	4,834	5,272
Pool# 938175 5.50%, 07/01/37	20,253	22,334
Pool# 899598 6.00%, 07/01/37	13,554	15,068
Pool# 928483 6.00%, 07/01/37	78,272	87,013
Pool# 942052 6.00%, 07/01/37	56,908	63,263
Pool# 944526 6.00%, 07/01/37	30,452	33,853
Pool# 942290 5.50%, 08/01/37	59,846	65,994
Pool# 945218 5.50%, 08/01/37	5,717	6,296
Pool# 936895 6.00%, 08/01/37	5,569	6,191

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 888638 5.50%, 09/01/37	$87,776	$96,793
Pool# 952277 5.50%, 09/01/37	1,623	1,789
Pool# 952276 6.00%, 09/01/37	162,662	180,828
Pool# 933131 5.50%, 10/01/37	42,863	47,267
Pool# 943640 5.50%, 10/01/37	3,540	3,904
Pool# 946923 6.00%, 10/01/37	160,608	178,544
Pool# 955770 6.00%, 10/01/37	15,819	17,586
Pool# 960117 5.50%, 11/01/37	1,711	1,886
Pool# 933166 6.00%, 11/01/37	284,726	316,525
Pool# 956411 6.00%, 11/01/37	41,419	46,045
Pool# 959983 6.00%, 11/01/37	102,194	113,607
Pool# 959454 5.50%, 12/01/37	136,824	150,880
Pool# 967254 5.50%, 12/01/37	146,737	161,812
Pool# 977077 5.50%, 12/01/37	258,568	285,172
Pool# 929018 6.00%, 12/01/37	62,142	69,082
Pool# 966419 6.00%, 12/01/37	62,361	69,326
Pool# 961181 5.50%, 01/01/38	35,093	38,693
Pool# 961256 5.50%, 01/01/38	89,278	98,436
Pool# 961311 5.50%, 01/01/38	106,353	117,262
Pool# 961348 6.00%, 01/01/38	226,853	252,187
Pool# 965719 6.00%, 01/01/38	39,376	43,773
Pool# 960048 5.50%, 02/01/38	3,898	4,298
Pool# 969757 5.50%, 02/01/38	3,062	3,376
Pool# 969776 5.50%, 02/01/38	78,444	86,540
Pool# 972404 5.50%, 02/01/38	31,857	35,155
Pool# 972701 5.50%, 02/01/38	29,958	33,031
Pool# 961849 5.50%, 03/01/38	65,685	72,423
Pool# 962371 5.50%, 03/01/38	68,396	75,411
Pool# 973775 5.50%, 03/01/38	47,855	52,764
Pool# 974674 5.50%, 03/01/38	51,483	56,764
Pool# 975186 5.50%, 03/01/38	101,002	111,426
Pool# 961992 6.00%, 03/01/38	123,922	137,761
Pool# 974965 5.00%, 04/01/38	501,657	546,924
Pool# 933777 5.50%, 04/01/38	23,691	26,121
Pool# 973726 6.00%, 04/01/38	285,626	317,525
Pool# 969268 5.50%, 05/01/38	5,382	5,933
Pool# 970232 5.50%, 05/01/38	11,445	12,617
Pool# 975049 5.50%, 05/01/38	100,643	110,825
Pool# 975127 5.50%, 05/01/38	4,006	4,420
Pool# 995048 5.50%, 05/01/38	179,825	198,299
Pool# 889509 6.00%, 05/01/38	80,137	89,087
Pool# 889579 6.00%, 05/01/38	139,324	154,883
Pool# 963774 5.50%, 06/01/38	198,298	218,608
Pool# 963958 5.50%, 06/01/38	3,777	4,164
Pool# 976213 5.50%, 06/01/38	8,947	9,864
Pool# 979984 5.50%, 06/01/38	109,852	121,104
Pool# 985559 5.50%, 06/01/38	184,889	203,825
Pool# 985731 5.50%, 06/01/38	37,326	41,149
Pool# 986519 5.50%, 06/01/38	9,233	10,179
Pool# 929714 5.50%, 07/01/38	524,911	578,674
Pool# 929737 5.50%, 07/01/38	4,370	4,817
Pool# 934333 5.50%, 07/01/38	282,520	311,457
Pool# 934351 5.50%, 07/01/38	38,185	42,096
Pool# 963975 5.50%, 07/01/38	140,941	155,377
Pool# 986245 5.50%, 07/01/38	14,216	15,671
Pool# 889962 5.50%, 08/01/38	472,748	521,168
Pool# 929824 5.50%, 08/01/38	66,729	73,564
Pool# 964970 5.50%, 08/01/38	65,445	72,148
Pool# 975697 5.50%, 08/01/38	23,236	25,616
Pool# 986062 5.50%, 08/01/38	15,086	16,631
Pool# 925973 6.00%, 08/01/38	21,449	23,845
Pool# 983378 6.00%, 08/01/38	73,658	81,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 970818 5.50%, 09/01/38	$105,121	$115,888
Pool# 986938 5.50%, 09/01/38	22,691	25,015
Pool# 970650 5.50%, 10/01/38	141,964	156,504
Pool# 990786 5.50%, 10/01/38	58,841	64,867
Pool# 992471 5.50%, 10/01/38	9,958	11,024
Pool# 930071 6.00%, 10/01/38	653,087	726,024
Pool# 991002 6.00%, 10/01/38	11,304	12,566
Pool# 992035 6.00%, 10/01/38	21,131	23,491
Pool# 934645 5.50%, 11/01/38	132,597	146,178
Pool# 934665 5.50%, 11/01/38	131,351	144,804
Pool# 970809 5.50%, 11/01/38	70,850	78,106
Pool# 985805 5.50%, 11/01/38	138,557	152,748
Pool# 987994 5.50%, 11/01/38	57,453	63,337
Pool# 994637 5.50%, 11/01/38	611,470	674,098
Pool# 995759 5.50%, 11/01/38	930,236	1,025,512
Pool# AB0131 5.00%, 12/01/38	34,372	37,581
Pool# 930253 5.50%, 12/01/38	193,681	213,518
Pool# 934249 5.50%, 12/01/38	46,031	50,745
Pool# 970929 5.50%, 12/01/38	146,270	161,252
Pool# 991434 5.50%, 12/01/38	55,020	60,655
Pool# 992676 5.50%, 12/01/38	60,828	67,058
Pool# 992944 5.50%, 12/01/38	66,860	73,708
Pool# 993055 5.50%, 12/01/38	87,198	96,129
Pool# AA0694 5.50%, 12/01/38	108,166	119,245
Pool# AD0385 5.50%, 12/01/38	59,021	65,075
Pool# 995245 5.00%, 01/01/39	937,760	1,022,379
Pool# 993100 5.50%, 01/01/39	55,631	61,329
Pool# 993111 5.50%, 01/01/39	68,091	75,065
Pool# AA0187 5.50%, 01/01/39	59,224	65,289
Pool# AA0729 5.50%, 02/01/39	805,085	887,543
Pool# AA1638 5.50%, 02/01/39	111,134	122,516
Pool# AD0306 5.50%, 03/01/39	22,802	25,144
Pool# 995845 5.50%, 04/01/39	3,301	3,640
Pool# 935075 6.00%, 04/01/39	44,858	50,002
Pool# 995862 5.00%, 07/01/39	164,555	179,403
Pool# AL0070 5.00%, 07/01/39	130,367	142,131
Pool# AC0017 5.50%, 09/01/39	29,431	32,454
Pool# AD0638 6.00%, 09/01/39	143,230	159,226
Pool# AL2875 5.00%, 11/01/39	561,802	612,672
Pool# 190399 5.50%, 11/01/39	21,234	23,409
Pool# 190404 4.50%, 05/01/40	295,194	315,246
Pool# AL0071 5.00%, 05/01/40	307,731	335,499
Pool# AB1316 5.50%, 05/01/40	169,111	186,432
Pool# AL0015 5.50%, 05/01/40	1,376,903	1,517,928
Pool# AD4961 4.50%, 06/01/40	490,000	523,286
Pool# AD6438 5.00%, 06/01/40	24,652	26,907
Pool# AD7770 4.50%, 07/01/40	171,270	182,851
Pool# AC9032 5.00%, 07/01/40	14,139	15,433
Pool# AD6856 5.00%, 07/01/40	11,222	12,249
Pool# AD9153 4.50%, 08/01/40	282,463	301,562
Pool# AD5283 4.50%, 09/01/40	68,973	73,637
Pool# AE0691 4.50%, 10/01/40	205,578	219,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AE0803 4.50%, 10/01/40	$372,853	$398,181
Pool# AE6039 4.50%, 10/01/40	439,296	469,000
Pool# AH1560 4.00%, 01/01/41	845,279	879,321
Pool# AE0984 4.50%, 02/01/41	52,857	56,414
Pool# AH9408 4.50%, 04/01/41	693,453	740,125
Pool# AH9471 4.50%, 04/01/41	1,094,142	1,171,031
Pool# AI1193 4.50%, 04/01/41	227,488	242,798
Pool# AI0706 5.00%, 04/01/41	600,861	655,830
Pool# AI1320 4.50%, 07/01/41	30,914	32,990
Pool# AI3058 4.00%, 09/01/41	168,934	175,738
Pool# AJ1416 4.50%, 09/01/41	1,585,713	1,692,191
Pool# AL1547 4.50%, 11/01/41	310,654	331,514
Pool# AJ9278 3.50%, 12/01/41	1,612,307	1,623,706
Pool# AL4300 4.50%, 01/01/42	898,956	959,741
Pool# AK5699 3.50%, 03/01/42	1,439,994	1,449,951
Pool# AK6743 4.00%, 03/01/42	524,640	545,769
Pool# AK6568 3.50%, 04/01/42	2,256,026	2,271,624
Pool# AL4029 4.50%, 04/01/42	853,401	910,706
Pool# AL3647 4.00%, 12/01/42	522,138	543,166
Pool# AB7733 3.00%, 01/01/43	1,387,680	1,341,659
Pool# AL3714 3.50%, 01/01/43	2,657,270	2,675,643
Pool# AB8931 3.00%, 04/01/43	2,067,740	1,999,165
Pool# AB9046 3.50%, 04/01/43	2,399,123	2,417,210
Pool# AT2021 3.50%, 04/01/43	2,095,453	2,110,596
Pool# AT5993 3.00%, 05/01/43	2,143,536	2,072,447
Pool# AS0044 3.00%, 07/01/43	1,218,650	1,177,854
Pool# AS0210 3.50%, 08/01/43	2,498,448	2,517,089
Pool# AS0358 4.00%, 09/01/43	952,931	992,797
Pool# AU4299 4.50%, 09/01/43	1,439,117	1,535,751
Pool# AS1764 4.00%, 02/01/44	571,845	594,786
Pool# MA1885 5.00%, 03/01/44	144,454	157,760
Federal National Mortgage Association Pool TBA 5.00%, 04/25/29	1,000,000	1,064,922
3.00%, 04/25/44	9,680,000	9,344,981
3.50%, 04/25/44	17,415,000	17,519,762
4.00%, 04/25/44	37,995,000	39,494,020
4.50%, 04/25/44	55,580,000	59,296,912
5.00%, 04/25/44	16,185,000	17,650,502
5.50%, 04/25/44	1,860,000	2,052,975
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	31,834	36,251
Pool# 689575 6.50%, 07/15/38	33,907	38,634
Government National Mortgage Association II Pool TBA 4.00%, 04/15/44	1,960,000	2,059,990

Total U.S. Government Mortgage Backed Agencies (cost $418,465,490)		420,110,322

U.S. Government Sponsored & Agency Obligations 1.7%

	Principal Amount	Market Value
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,689,788
Federal Home Loan Banks 5.50%, 07/15/36	5,105,000	6,251,941
Federal National Mortgage Association 1.70%, 08/28/19	2,655,000	2,601,486
1.50%, 10/23/19	1,840,000	1,786,729
1.55%, 10/29/19	6,350,000	6,086,977
1.60%, 12/24/20	4,690,000	4,438,979

Total U.S. Government Sponsored & Agency Obligations (cost $24,963,664)		23,855,900

U.S. Treasury Bonds 11.1%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.25%, 08/15/23	39,440,000	51,481,525
4.50%, 02/15/36	12,230,000	14,354,963
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/26(d)	14,020,000	18,813,294
1.75%, 01/15/28(d)	3,845,000	4,756,702
3.88%, 04/15/29(d)	2,135,000	4,288,648
2.13%, 02/15/40(d)	7,995,000	10,357,419
0.13%, 04/15/17(d)	38,545,000	40,812,799
1.13%, 01/15/21(d)	7,785,000	8,837,143

Total U.S. Treasury Bonds (cost $156,266,990)		153,702,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Treasury Notes 17.6%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 01/15/15	$168,000,000	$168,183,758
0.63%, 11/30/17	2,545,000	2,488,533
3.63%, 08/15/19	67,330,000	73,515,944

Total U.S. Treasury Notes (cost $244,598,996)		244,188,235

Mutual Fund 5.9%

	Shares	Market Value
Money Market Fund 5.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(e)	81,914,735	81,914,735

Total Mutual Fund (cost $81,914,735)		81,914,735

Total Investments (cost $1,558,800,580) (f) — 113.8%		1,576,601,348
Liabilities in excess of other assets — (13.8)%		(190,850,214)

NET ASSETS — 100.0%		$1,385,751,134

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $62,513,777 which represents 4.51% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2014.
(d)	Principal amounts are not adjusted for inflation.
(e)	Represents 7-day effective yield as of March 31, 2014.
(f)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,560,937,411, tax unrealized appreciation and depreciation were $24,730,355 and $(9,066,418), respectively.
†	Amount rounds to less than 0.1%.

AS	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
307	90 Day Eurodollar	12/19/16	$74,965,562	$(255,504)
70	U.S. Treasury Long Bond	06/19/14	9,325,313	74,436

			$84,290,875	$(181,068)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(708)	U.S. Treasury 10 Year Note	06/19/14	$87,438,000	$528,031
(180)	U.S. Treasury 2 Year Note	06/30/14	39,521,250	47,190
(454)	U.S. Treasury 5 Year Note	06/30/14	54,004,719	327,922
(181)	U.S. Treasury Ultra Bond	06/19/14	26,148,844	(469,273)

			$207,112,813	$433,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$55,145,232	$—	$55,145,232
Commercial Mortgage Backed Securities	—	120,218,414	—	120,218,414
Corporate Bonds	—	450,416,807	—	450,416,807
Futures Contracts	977,579	—	—	977,579
Mutual Fund	81,914,735	—	—	81,914,735
Sovereign Bonds	—	27,049,210	—	27,049,210
U.S. Government Mortgage Backed Agencies	—	420,110,322	—	420,110,322
U.S. Government Sponsored & Agency Obligations	—	23,855,900	—	23,855,900
U.S. Treasury Bonds	—	153,702,493	—	153,702,493
U.S. Treasury Notes	—	244,188,235	—	244,188,235

Total Assets	$82,892,314	$1,494,686,613	$—	$1,577,578,927

Liabilities:
Futures Contracts	(724,777)	—	—	(724,777)

Total Liabilities	$(724,777)	$—	$—	$(724,777)

Total	$82,167,537	$1,494,686,613	$—	$1,576,854,150

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$977,579

Total		$977,579

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(724,777)

Total		$(724,777)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 90.9%

	Shares	Market Value
BRAZIL 7.3%

Beverages 2.0%
AMBEV SA, ADR	195,890	$1,451,545

Diversified Financial Services 0.5%
Grupo BTG Pactual	29,700	375,537

Electric Utilities 0.7%
EDP - Energias do Brasil SA	124,300	564,253

Household Durables 0.3%
Rossi Residencial SA*	255,444	203,770

Metals & Mining 1.2%
Vale SA - Preference Shares, ADR	75,400	938,730

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA	98,500	649,431

Transportation Infrastructure 1.0%
Arteris SA	94,900	762,044

Water Utilities 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	69,600	647,228

		5,592,538

CHILE 0.9%

Banks 0.9%
Banco Santander Chile, ADR	30,060	704,606

CHINA 17.8%

Automobiles 0.9%
Great Wall Motor Co., Ltd., H Shares	131,500	662,482

Banks 2.4%
China Construction Bank Corp., H Shares	2,590,000	1,818,029

Capital Markets 0.2%
China Cinda Asset Management Co., Ltd., H Shares*	304,000	173,064

Chemicals 0.3%
China BlueChemical Ltd., H Shares	400,000	206,333

Construction & Engineering 0.7%
China Communications Construction Co., Ltd., H Shares	514,000	359,485
China Machinery Engineering Corp., H Shares	295,000	212,367

		571,852

Construction Materials 1.3%
Anhui Conch Cement Co., Ltd., H Shares	236,000	1,015,110

Diversified Telecommunication Services 0.8%
China Telecom Corp., Ltd., H Shares	1,296,000	598,061

Independent Power and Renewable Electricity Producers 0.4%
China Longyuan Power Group Corp., H Shares	312,000	314,397

Insurance 1.6%
New China Life Insurance Co., Ltd., H Shares*	166,100	503,090
PICC Property & Casualty Co., Ltd., H Shares	542,000	743,928

		1,247,018

Internet Software & Services 2.1%
Tencent Holdings Ltd.	22,700	1,584,464

Life Sciences Tools & Services 0.9%
WuXi PharmaTech (Cayman), Inc., ADR*	19,030	701,446

Machinery 1.9%
CSR Corp., Ltd., H Shares	630,000	530,825
Weichai Power Co., Ltd., H Shares	241,000	915,042

		1,445,867

Oil, Gas & Consumable Fuels 4.3%
China Petroleum & Chemical Corp., H Shares	1,012,000	905,196
China Shenhua Energy Co., Ltd., H Shares	230,500	667,416
CNOOC Ltd.	1,176,000	1,780,492

		3,353,104

		13,691,227

HONG KONG 4.6%

Auto Components 0.5%
Xinyi Glass Holdings Ltd.	456,000	371,990

Diversified Telecommunication Services 0.2%
China Unicom Hong Kong Ltd.	114,000	150,424

Hotels, Restaurants & Leisure 0.9%
SJM Holdings Ltd.	235,000	662,050

Household Durables 0.9%
Haier Electronics Group Co., Ltd.	246,000	667,701

Independent Power and Renewable Electricity Producers 0.9%
China Resources Power Holdings Co., Ltd.	286,000	747,090

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	400,000	341,443

Real Estate Management & Development 0.8%
China Overseas Land & Investment Ltd.	238,000	618,390

		3,559,088

INDIA 12.1%

Automobiles 2.9%
Maruti Suzuki India Ltd.	35,510	1,203,951
Tata Motors Ltd.	153,180	1,035,063

		2,239,014

Banks 2.3%
ICICI Bank Ltd.	84,790	1,775,845

Construction Materials 0.4%
Grasim Industries Ltd., GDR	6,620	320,129

Information Technology Services 2.6%
HCL Technologies Ltd.	23,110	538,505
Tata Consultancy Services Ltd.	14,790	528,459
Tech Mahindra Ltd.	29,930	900,891

		1,967,855

Metals & Mining 0.9%
Tata Steel Ltd.	105,970	699,970

Oil, Gas & Consumable Fuels 3.0%
Oil & Natural Gas Corp., Ltd.	131,310	702,573
Reliance Industries Ltd.	101,470	1,584,609

		2,287,182

		9,289,995

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
INDONESIA 0.8%

Banks 0.8%
Bank Negara Indonesia Persero Tbk PT	1,436,100	$632,774

MACAU 0.6%

Hotels, Restaurants & Leisure 0.6%
Sands China Ltd.	59,600	446,996

MEXICO 1.4%

Banks 0.9%
Grupo Financiero Banorte SAB de CV, Class O	105,900	712,435

Food Products 0.5%
Grupo Lala SAB de CV	188,900	393,123

		1,105,558

PERU 0.6%

Banks 0.6%
Credicorp Ltd.	3,170	437,206

PHILIPPINES 1.7%

Banks 1.2%
Metropolitan Bank & Trust Co.*	560,323	967,637

Food Products 0.5%
Universal Robina Corp.	115,070	365,144

		1,332,781

POLAND 0.6%

Electric Utilities 0.6%
Energa SA*	84,690	499,875

RUSSIA 5.9%

Banks 0.4%
Sberbank of Russia, ADR	32,140	314,008

Food & Staples Retailing 0.6%
Magnit OJSC	2,020	466,538

Oil, Gas & Consumable Fuels 3.7%
Gazprom OAO, ADR	175,530	1,363,868
Lukoil OAO, ADR	25,800	1,442,865

		2,806,733

Wireless Telecommunication Services 1.2%
Mobile Telesystems OJSC	83,040	640,981
Mobile Telesystems OJSC, ADR	17,940	313,771

		954,752

		4,542,031

SOUTH AFRICA 3.4%

Food Products 0.4%
Tiger Brands Ltd.	13,270	342,862

Health Care Providers & Services 0.4%
Mediclinic International Ltd.	43,400	308,136

Industrial Conglomerates 0.7%
Bidvest Group Ltd.	20,040	529,491

Wireless Telecommunication Services 1.9%
MTN Group Ltd.	68,750	1,407,103

		2,587,592

SOUTH KOREA 15.2%

Auto Components 0.6%
Hyundai Mobis	1,486	440,894

Automobiles 2.7%
Hyundai Motor Co.	8,788	2,077,934

Banks 3.6%
BS Financial Group, Inc.	29,750	422,089
DGB Financial Group, Inc.	43,550	631,363
Hana Financial Group, Inc.	47,220	1,730,981

		2,784,433

Food & Staples Retailing 0.4%
E-Mart Co., Ltd.	1,462	335,683

Internet Software & Services 1.6%
NAVER Corp.	1,648	1,204,146

Semiconductors & Semiconductor Equipment 5.6%
Samsung Electronics Co., Ltd.	2,111	2,668,669
SK Hynix Inc.*	50,970	1,729,457

		4,398,126

Wireless Telecommunication Services 0.7%
SK Telecom Co., Ltd.	2,490	505,317

		11,746,533

TAIWAN 11.7%

Banks 2.0%
E.Sun Financial Holding Co., Ltd.	1,075,900	649,225
Mega Financial Holding Co., Ltd.	1,191,607	924,759

		1,573,984

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	550,300	748,187

Electronic Equipment, Instruments & Components 1.2%
Delta Electronics, Inc.	153,000	947,566

Insurance 1.3%
China Life Insurance Co., Ltd.	1,125,940	1,036,585

Semiconductors & Semiconductor Equipment 3.4%
Advanced Semiconductor Engineering, Inc.	655,000	726,897
Radiant Opto-Electronics Corp.	130,000	526,402
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,070	1,342,742

		2,596,041

Technology Hardware, Storage & Peripherals 2.8%
Catcher Technology Co., Ltd.	126,000	914,869
Compal Electronics, Inc.	817,000	579,684
Inventec Corp.	657,000	648,530

		2,143,083

		9,045,446

THAILAND 3.8%

Banks 1.1%
Kasikornbank PCL	141,700	810,445

Chemicals 1.7%
PTT Global Chemical PCL	602,119	1,342,471

Diversified Telecommunication Services 1.0%
Jasmine International PCL	3,074,400	751,424

		2,904,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
TURKEY 2.5%

Banks 1.6%
Asya Katilim Bankasi AS*	429,290	$282,938
Turkiye Halk Bankasi AS	159,190	985,984

		1,268,922

Industrial Conglomerates 0.5%
Enka Insaat ve Sanayi AS	116,340	347,325

Real Estate Investment Trusts (REITs) 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	264,080	310,930

		1,927,177

Total Common Stocks (cost $67,812,437)		70,045,763

Preferred Stocks 5.9%

	Shares	Market Value
BRAZIL 5.9%

Banks 3.3%
Banco do Estado do Rio Grande do Sul SA - Preference Shares, Class B	57,100	330,168
Itau Unibanco Holding SA - Preference Shares	148,200	2,214,183

		2,544,351

Food & Staples Retailing 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	36,500	1,604,617

Paper & Forest Products 0.5%
Suzano Papel e Celulose SA - Preference Shares, Class A	102,600	378,928

Total Preferred Stocks (cost $4,885,092)		4,527,896

Exchange Traded Fund 2.4%

	Shares	Market Value
UNITED STATES 2.4%
iShares MSCI Emerging Markets ETF	46,010	1,885,950

Total Exchange Traded Fund (cost $1,818,998)		1,885,950

Mutual Fund 0.6%

	Shares	Market Value
Money Market Fund 0.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(a)	454,979	454,979

Total Mutual Fund (cost $454,979)		454,979

Total Investments (cost $74,971,506) (b) — 99.8%		76,914,588
Other assets in excess of liabilities — 0.2%		156,080

NET ASSETS — 100.0%		$77,070,668

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $75,566,387, tax unrealized appreciation and depreciation were $7,185,643 and $(5,837,442), respectively.

ADR	American Depositary Receipt
AS	Stock Corporation
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$812,884	$—	$812,884
Automobiles	—	4,979,430	—	4,979,430
Banks	2,168,255	11,632,069	—	13,800,324
Beverages	1,451,545	—	—	1,451,545
Capital Markets	—	173,064	—	173,064
Chemicals	—	1,548,804	—	1,548,804
Construction & Engineering	—	571,852	—	571,852
Construction Materials	—	1,335,239	—	1,335,239
Diversified Financial Services	375,537	748,187	—	1,123,724
Diversified Telecommunication Services	—	1,499,909	—	1,499,909
Electric Utilities	564,253	499,875	—	1,064,128
Electronic Equipment, Instruments & Components	—	947,566	—	947,566
Food & Staples Retailing	—	802,221	—	802,221
Food Products	393,123	708,006	—	1,101,129
Health Care Providers & Services	—	308,136	—	308,136
Hotels, Restaurants & Leisure	—	1,109,046	—	1,109,046
Household Durables	203,770	667,701	—	871,471
Independent Power and Renewable Electricity Producers	—	1,061,487	—	1,061,487
Industrial Conglomerates	—	876,816	—	876,816
Information Technology Services	—	1,967,855	—	1,967,855

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$—	$2,283,603	$—	$2,283,603
Internet Software & Services	—	2,788,610	—	2,788,610
Life Sciences Tools & Services	701,446	—	—	701,446
Machinery	—	1,445,867	—	1,445,867
Metals & Mining	938,730	699,970	—	1,638,700
Oil, Gas & Consumable Fuels	3,456,164	5,640,286	—	9,096,450
Pharmaceuticals	—	341,443	—	341,443
Real Estate Investment Trusts (REITs)	—	310,930	—	310,930
Real Estate Management & Development	—	618,390	—	618,390
Semiconductors & Semiconductor Equipment	1,342,742	5,651,425	—	6,994,167
Technology Hardware, Storage & Peripherals	—	2,143,083	—	2,143,083
Transportation Infrastructure	762,044	—	—	762,044
Water Utilities	647,228	—	—	647,228
Wireless Telecommunication Services	313,771	2,553,401	—	2,867,172

Total Common Stocks	$13,318,608	$56,727,155	$—	$70,045,763

Exchange Traded Fund	1,885,950	—	—	1,885,950
Mutual Fund	454,979	—	—	454,979
Preferred Stocks	4,527,896	—	—	4,527,896

Total	$20,187,433	$56,727,155	$—	$76,914,588

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 90.3%

	Shares	Market Value
BRAZIL 7.2%

Beverages 2.0%
AMBEV SA, ADR	354,010	$2,623,214

Diversified Financial Services 0.5%
Grupo BTG Pactual	50,200	634,746

Electric Utilities 0.7%
EDP-Energias do Brasil SA	219,000	994,138

Household Durables 0.2%
Rossi Residencial SA*	425,455	339,389

Metals & Mining 1.2%
Vale SA - Preference Shares, ADR	127,170	1,583,267

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA	173,700	1,145,241

Transportation Infrastructure 1.0%
Arteris SA	168,900	1,356,262

Water Utilities 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	122,400	1,138,228

		9,814,485

CHILE 0.9%

Banks 0.9%
Banco Santander Chile, ADR	53,410	1,251,930

CHINA 17.7%

Automobiles 0.9%
Great Wall Motor Co., Ltd., H Shares	235,000	1,183,903

Banks 2.3%
China Construction Bank Corp., H Shares	4,581,000	3,215,593

Capital Markets 0.2%
China Cinda Asset Management Co., Ltd., H Shares*	540,000	307,417

Chemicals 0.3%
China BlueChemical Ltd., H Shares	720,000	371,400

Construction & Engineering 0.7%
China Communications Construction Co., Ltd., H Shares	910,000	636,442
China Machinery Engineering Corp., H Shares	507,000	364,983

		1,001,425

Construction Materials 1.3%
Anhui Conch Cement Co., Ltd., H Shares	412,500	1,774,292

Diversified Telecommunication Services 0.8%
China Telecom Corp., Ltd., H Shares	2,304,000	1,063,219

Independent Power and Renewable Electricity Producers 0.4%
China Longyuan Power Group Corp., H Shares	556,000	560,271

Insurance 1.6%
New China Life Insurance Co., Ltd., H Shares*	298,600	904,411
PICC Property & Casualty Co., Ltd., H Shares	964,000	1,323,150

		2,227,561

Internet Software & Services 2.1%
Tencent Holdings Ltd.	40,800	2,847,848

Life Sciences Tools & Services 0.9%
WuXi PharmaTech (Cayman), Inc., ADR*	34,210	1,260,981

Machinery 1.8%
CSR Corp., Ltd., H Shares	1,120,000	943,689
Weichai Power Co., Ltd., H Shares	416,000	1,579,492

		2,523,181

Oil, Gas & Consumable Fuels 4.4%
China Petroleum & Chemical Corp., H Shares	1,805,000	1,614,504
China Shenhua Energy Co., Ltd., H Shares	416,000	1,204,535
CNOOC Ltd.	2,038,000	3,085,578

		5,904,617

		24,241,708

HONG KONG 4.5%

Auto Components 0.5%
Xinyi Glass Holdings Ltd.	810,000	660,772

Diversified Telecommunication Services 0.2%
China Unicom Hong Kong Ltd.	202,000	266,540

Hotels, Restaurants & Leisure 0.9%
SJM Holdings Ltd.	418,000	1,177,604

Household Durables 0.8%
Haier Electronics Group Co., Ltd.	415,000	1,126,406

Independent Power and Renewable Electricity Producers 0.9%
China Resources Power Holdings Co., Ltd.	498,000	1,300,877

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	712,000	607,769

Real Estate Management & Development 0.8%
China Overseas Land & Investment Ltd.	416,000	1,080,884

		6,220,852

INDIA 12.0%

Automobiles 2.9%
Maruti Suzuki India Ltd.	62,080	2,104,795
Tata Motors Ltd.	272,140	1,838,896

		3,943,691

Banks 2.3%
ICICI Bank Ltd.	150,640	3,155,009

Construction Materials 0.4%
Grasim Industries Ltd., GDR	11,370	549,828

Information Technology Services 2.6%
HCL Technologies Ltd.	41,500	967,025
Tata Consultancy Services Ltd.	26,560	949,011
Tech Mahindra Ltd.	52,610	1,583,557

		3,499,593

Metals & Mining 0.9%
Tata Steel Ltd.	188,490	1,245,045

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 2.9%
Oil & Natural Gas Corp., Ltd.	231,270	$1,237,407
Reliance Industries Ltd.	181,070	2,827,688

		4,065,095

		16,458,261

INDONESIA 0.8%

Banks 0.8%
Bank Negara Indonesia Persero Tbk PT	2,517,700	1,109,349

MACAU 0.6%

Hotels, Restaurants & Leisure 0.6%
Sands China Ltd.	106,000	794,994

MEXICO 1.4%

Banks 0.9%
Grupo Financiero Banorte SAB de CV, Class O	188,200	1,266,103

Food Products 0.5%
Grupo Lala SAB de CV	336,400	700,087

		1,966,190

PERU 0.5%

Banks 0.5%
Credicorp Ltd.	5,330	735,114

PHILIPPINES 1.7%

Banks 1.2%
Metropolitan Bank & Trust Co.*	995,466	1,719,096

Food Products 0.5%
Universal Robina Corp.	206,880	656,479

		2,375,575

POLAND 0.7%

Electric Utilities 0.7%
Energa SA*	152,360	899,292

RUSSIA 5.8%

Banks 0.4%
Sberbank of Russia, ADR	56,900	555,913

Food & Staples Retailing 0.6%
Magnit OJSC	3,610	833,764

Oil, Gas & Consumable Fuels 3.6%
Gazprom OAO, ADR	304,180	2,363,479
Lukoil OAO, ADR	44,690	2,499,288

		4,862,767

Wireless Telecommunication Services 1.2%
Mobile Telesystems OJSC	140,390	1,083,662
Mobile Telesystems OJSC, ADR	31,550	551,810

		1,635,472

		7,887,916

SOUTH AFRICA 3.3%

Food Products 0.4%
Tiger Brands Ltd.	22,990	594,001

Health Care Providers & Services 0.4%
Mediclinic International Ltd.	78,030	554,006

Industrial Conglomerates 0.7%
Bidvest Group Ltd.	35,330	933,478

Wireless Telecommunication Services 1.8%
MTN Group Ltd.	120,070	2,457,468

		4,538,953

SOUTH KOREA 15.2%

Auto Components 0.6%
Hyundai Mobis	2,603	772,307

Automobiles 2.7%
Hyundai Motor Co.	15,613	3,691,714

Banks 3.6%
BS Financial Group, Inc.	52,160	740,038
DGB Financial Group, Inc.	76,360	1,107,024
Hana Financial Group, Inc.	84,060	3,081,454

		4,928,516

Food & Staples Retailing 0.4%
E-Mart Co., Ltd.	2,558	587,330

Internet Software & Services 1.6%
NAVER Corp.	2,963	2,164,978

Semiconductors & Semiconductor Equipment 5.7%
Samsung Electronics Co., Ltd.	3,761	4,754,555
SK Hynix Inc.*	90,530	3,071,762

		7,826,317

Wireless Telecommunication Services 0.6%
SK Telecom Co., Ltd.	4,340	880,754

		20,851,916

TAIWAN 11.7%

Banks 2.0%
E.Sun Financial Holding Co., Ltd.	1,915,600	1,155,922
Mega Financial Holding Co., Ltd.	2,121,553	1,646,452

		2,802,374

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	960,700	1,306,166

Electronic Equipment, Instruments & Components 1.2%
Delta Electronics, Inc.	272,000	1,684,561

Insurance 1.3%
China Life Insurance Co., Ltd.	1,968,940	1,812,684

Semiconductors & Semiconductor Equipment 3.4%
Advanced Semiconductor Engineering, Inc.	1,097,000	1,217,414
Radiant Opto-Electronics Corp.	231,000	935,376
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	120,130	2,405,004

		4,557,794

Technology Hardware, Storage & Peripherals 2.8%
Catcher Technology Co., Ltd.	228,000	1,655,478
Compal Electronics, Inc.	1,474,000	1,045,844
Inventec Corp.	1,173,000	1,157,877

		3,859,199

		16,022,778

THAILAND 3.8%

Banks 1.1%
Kasikornbank PCL	255,200	1,459,602

Chemicals 1.7%
PTT Global Chemical PCL	1,063,936	2,372,126

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services 1.0%
Jasmine International PCL	5,368,200	$1,312,060

		5,143,788

TURKEY 2.5%

Banks 1.6%
Asya Katilim Bankasi AS*	754,490	497,272
Turkiye Halk Bankasi AS	281,850	1,745,711

		2,242,983

Industrial Conglomerates 0.5%
Enka Insaat ve Sanayi AS	207,430	619,268

Real Estate Investment Trusts (REITs) 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	471,730	555,418

		3,417,669

Total Common Stocks (cost $119,101,170)		123,730,770

Preferred Stocks 5.9%

	Shares	Market Value
BRAZIL 5.9%

Banks 3.3%
Banco do Estado do Rio Grande do Sul SA-Preference Shares, Class B	100,400	580,541
Itau Unibanco Holding SA-Preference Shares	263,280	3,933,536

		4,514,077

Food & Staples Retailing 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar-Preference Shares	65,100	2,861,933

Paper & Forest Products 0.5%
Suzano Papel e Celulose SA-Preference Shares, Class A	181,300	669,587

Total Preferred Stocks (cost $8,648,520)		8,045,597

Exchange Traded Fund 2.7%

	Shares	Market Value
UNITED STATES 2.7%
iShares MSCI Emerging Markets ETF	89,450	3,666,556

Total Exchange Traded Fund (cost $3,482,607)		3,666,556

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund-Institutional Class, 0.09%(a)	354,491	354,491

Total Mutual Fund (cost $354,491)		354,491

Total Investments (cost $131,586,788) (b) — 99.2%		135,797,414
Other assets in excess of liabilities — 0.8%		1,153,331

NET ASSETS — 100.0%		$136,950,745

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $132,490,724, tax unrealized appreciation and depreciation were $13,572,749 and $(10,266,059), respectively.

ADR	American Depositary Receipt
AS	Stock Corporation
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$1,433,079	$—	$1,433,079
Automobiles	—	8,819,308	—	8,819,308
Banks	3,809,060	20,632,522	—	24,441,582
Beverages	2,623,214	—	—	2,623,214
Capital Markets	—	307,417	—	307,417
Chemicals	—	2,743,526	—	2,743,526
Construction & Engineering	—	1,001,425	—	1,001,425
Construction Materials	—	2,324,120	—	2,324,120
Diversified Financial Services	634,746	1,306,166	—	1,940,912
Diversified Telecommunication Services	—	2,641,819	—	2,641,819
Electric Utilities	994,138	899,292	—	1,893,430
Electronic Equipment, Instruments & Components	—	1,684,561	—	1,684,561
Food & Staples Retailing	—	1,421,094	—	1,421,094
Food Products	700,087	1,250,480	—	1,950,567
Health Care Providers & Services	—	554,006	—	554,006
Hotels, Restaurants & Leisure	—	1,972,598	—	1,972,598
Household Durables	339,389	1,126,406	—	1,465,795
Independent Power and Renewable Electricity Producers	—	1,861,148	—	1,861,148
Industrial Conglomerates	—	1,552,746	—	1,552,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Information Technology Services	$—	$3,499,593	$—	$3,499,593
Insurance	—	4,040,245	—	4,040,245
Internet Software & Services	—	5,012,826	—	5,012,826
Life Sciences Tools & Services	1,260,981	—	—	1,260,981
Machinery	—	2,523,181	—	2,523,181
Metals & Mining	1,583,267	1,245,045	—	2,828,312
Oil, Gas & Consumable Fuels	6,008,008	9,969,712	—	15,977,720
Pharmaceuticals	—	607,769	—	607,769
Real Estate Investment Trusts (REITs)	—	555,418	—	555,418
Real Estate Management & Development	—	1,080,884	—	1,080,884
Semiconductors & Semiconductor Equipment	2,405,004	9,979,107	—	12,384,111
Technology Hardware, Storage & Peripherals	—	3,859,199	—	3,859,199
Transportation Infrastructure	1,356,262	—	—	1,356,262
Water Utilities	1,138,228	—	—	1,138,228
Wireless Telecommunication Services	551,810	4,421,884	—	4,973,694

Total Common Stocks	$23,404,194	$100,326,576	$—	$123,730,770

Exchange Traded Fund	3,666,556	—	—	3,666,556
Mutual Fund	354,491	—	—	354,491
Preferred Stocks	8,045,597	—	—	8,045,597

Total	$35,470,838	$100,326,576	$—	$135,797,414

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 28.8%

	Principal Amount	Market Value
Automobiles 20.7%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$41,585	$41,611
Series 2012-3, Class A3, 0.85%, 08/15/16	4,094,189	4,104,074
Series 2012-4, Class A3, 0.59%, 01/17/17	2,110,000	2,112,213
Series 2012-SN1, Class A3, 0.57%, 08/20/15	1,160,000	1,160,907
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	1,470,000	1,469,933
Series 2012-5, Class A2, 0.51%, 01/08/16	177,256	177,257
Series 2013-2, Class A2, 0.53%, 11/08/16	1,036,161	1,036,525
BMW Vehicle Lease Trust, Series 2013-1, Class A2, 0.40%, 01/20/15	1,906,250	1,906,531
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	1,309,213	1,310,436
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,800,000	1,800,174
CarMax Auto Owner Trust Series 2010-2, Class A4, 2.04%, 10/15/15	247,979	248,761
Series 2011-3, Class A3, 1.07%, 06/15/16	250,647	251,303
Series 2013-1, Class A2, 0.42%, 03/15/16	1,541,366	1,541,911
Series 2013-2, Class A2, 0.42%, 06/15/16	1,531,208	1,531,934
Ford Credit Auto Owner Trust Series 2011-A, Class A4, 1.65%, 05/15/16	2,510,942	2,521,660
Series 2012-A, Class A3, 0.84%, 08/15/16	967,915	970,082
Series 2012-B, Class A3, 0.72%, 12/15/16	2,929,818	2,935,559
Series 2013-B, Class A2, 0.38%, 02/15/16	1,415,411	1,415,689
Series 2013-D, Class A2, 0.45%, 08/15/16	3,500,000	3,500,684
Harley-Davidson Motorcycle Trust Series 2011-1, Class A3, 0.96%, 05/16/16	355,496	355,760
Series 2011-2, Class A3, 1.11%, 09/15/16	1,642,802	1,645,548
Series 2012-1, Class A3, 0.68%, 04/15/17	478,053	478,791
Series 2013-1, Class A2, 0.45%, 08/15/16	1,583,108	1,583,670
Honda Auto Receivables Owner Trust Series 2012-1, Class A3, 0.77%, 01/15/16	2,557,046	2,562,037
Series 2012-3, Class A3, 0.56%, 05/15/16	4,545,352	4,549,619
Series 2014-1, Class A2, 0.41%, 09/21/16	6,600,000	6,599,501
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 09/15/15(a)	1,848,982	1,850,003
Hyundai Auto Receivables Trust Series 2011-A, Class A4, 1.78%, 12/15/15	1,444,760	1,450,410
Series 2012-B, Class A3, 0.62%, 09/15/16	739,539	740,624
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A4, 1.22%, 12/15/17	1,455,403	1,458,576
Series 2012-1, Class A3, 0.47%, 10/17/16	1,975,000	1,975,823
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,800,000	1,801,370
Nissan Auto Receivables Owner Trust Series 2012-A, Class A3, 0.73%, 05/16/16	1,103,361	1,105,365
Series 2013-C, Class A2, 0.40%, 06/15/16	4,500,000	4,500,309
Series 2014-A, Class A2, 0.42%, 11/15/16	4,000,000	3,997,640
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	2,902,482	2,902,626
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	1,198,825	1,199,946
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2, 0.47%, 03/15/16	622,836	622,887
Toyota Auto Receivables Owner Trust Series 2012-A, Class A3, 0.75%, 02/16/16	1,380,993	1,383,703
Series 2012-B, Class A3, 0.46%, 07/15/16	1,065,000	1,065,370
Series 2013-B, Class A2, 0.48%, 02/15/16	5,500,000	5,504,598
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	1,149,598	1,150,226
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A4, 1.98%, 09/20/17	2,858,582	2,878,619
Series 2013-2, Class A2, 0.42%, 07/20/16	5,500,000	5,500,893

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles (continued)
World Omni Auto Receivables Trust Series 2011-A, Class A4, 1.91%, 04/15/16	$1,720,622	$1,729,601
Series 2012-A, Class A3, 0.64%, 02/15/17	1,367,538	1,369,630
Series 2013-A, Class A2, 0.43%, 05/16/16	3,003,478	3,004,926

		95,005,315

Credit Card 4.0%
BA Credit Card Trust, Series 2006-A7, Class A7, 0.20%, 12/15/16(b)	2,400,000	2,399,794
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2, 0.34%, 02/15/19(b)	4,000,000	3,998,520
Chase Issuance Trust Series 2012-A3, Class A3, 0.79%, 06/15/17	4,500,000	4,519,016
Series 2013-A5, Class A, 0.47%, 05/15/17	3,500,000	3,502,063
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4, 4.90%, 06/23/16	4,000,000	4,040,929

		18,460,322

Other 3.9%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	1,195,676	1,206,570
CNH Equipment Trust Series 2012-C, Class A2, 0.44%, 02/16/16	78,704	78,707
Series 2012-C, Class A3, 0.57%, 12/15/17	825,000	825,334
FPL Recovery Funding LLC, Series 2007-A, Class A3, 5.13%, 08/01/17	1,383,835	1,427,334
GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 05/23/16	1,090,000	1,089,939
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 1.04%, 09/21/15(a)	985,070	986,766
GE Equipment Transportation LLC, Series 2013-1, Class A2, 0.50%, 11/24/15	905,385	905,097
John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	2,001,299
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A4, 5.42%, 08/15/17	463,892	484,063
Series 2004-1, Class A3, 5.29%, 05/15/18	1,131,673	1,191,832
PSE&G Transition Funding LLC Series 2001-1, Class A7, 6.75%, 06/15/16	594,139	601,745
Series 2001-1, Class A8, 6.89%, 12/15/17	5,000,000	5,333,247
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	1,786,292	1,787,417

		17,919,350

Student Loan 0.2%
SLM Private Education Loan Trust, Series 2013-1, Class A1, 0.30%, 02/27/17(b)	910,052	909,828

Total Asset-Backed Securities (cost $132,660,843)		132,294,815

Collateralized Mortgage Obligations 10.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3610, Class AB, 1.40%, 12/15/14	44,372	44,390
Series 3612, Class AE, 1.40%, 12/15/14	185,549	185,758
Series 3865, Class DA, 1.25%, 12/15/16	205,841	207,106
Series 3818, Class UA, 1.35%, 02/15/17	609,800	612,939
Series 3827, Class CA, 1.50%, 04/15/17	639,996	645,530
Series 2453, Class BD, 6.00%, 05/15/17	785,821	831,838
Series 3758, Class CD, 1.50%, 08/15/17	668,608	675,188
Series 3440, Class JA, 4.50%, 10/15/17	306,031	312,702
Series 2628, Class DQ, 3.00%, 11/15/17	6,558	6,558
Series 2628, Class GQ, 3.14%, 11/15/17	5,738	5,739
Series 2629, Class AN, 3.50%, 01/15/18	172,500	174,792
Series 2641, Class KU, 3.50%, 01/15/18	269,062	269,942
Series 2641, Class KJ, 4.00%, 01/15/18	53,813	54,023
Series 2555, Class B, 4.25%, 01/15/18	316,503	329,830
Series 3840, Class BA, 2.00%, 02/15/18	1,000,064	1,016,883
Series 2637, Class A, 3.38%, 03/15/18	237,597	242,580
Series 2643, Class HT, 4.50%, 03/15/18	380,151	391,857
Series 2643, Class NT, 4.50%, 03/15/18	139,311	140,681
Series 3887, Class BY, 1.00%, 08/15/18	780,033	771,639
Series 3728, Class CA, 1.50%, 10/15/18	846,691	855,634
Series 2695, Class DG, 4.00%, 10/15/18	324,733	341,863
Series 3756, Class DA, 1.20%, 11/15/18	275,933	277,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3636, Class EB, 2.00%, 11/15/18	$416,675	$424,255
Series 2877, Class GP, 4.00%, 11/15/18	1,858	1,858
Series 3649, Class EA, 2.25%, 12/15/18	780,344	797,355
Series 3659, Class DE, 2.00%, 03/15/19	641,309	653,830
Series 2930, Class KC, 4.50%, 06/15/19	129,379	130,391
Series 2838, Class FB, 0.46%, 08/15/19(b)	293,892	293,784
Series 2854, Class DL, 4.00%, 09/15/19	747,576	789,422
Series 3683, Class AD, 2.25%, 06/15/20	330,866	333,218
Series 3799, Class GK, 2.75%, 01/15/21	1,058,635	1,093,679
Series 3277, Class A, 4.00%, 01/15/21	131,476	132,896
Series 3815, Class DE, 3.00%, 10/15/21	800,196	830,307
Series 3872, Class ND, 2.00%, 12/15/21	716,037	730,265
Series 3609, Class LC, 3.50%, 12/15/24	1,201,567	1,256,705
Series 3745, Class PB, 2.50%, 03/15/25	525,493	537,276
Series 3943, Class LB, 3.00%, 07/15/25	660,222	682,253
Series 3845, Class ME, 3.00%, 09/15/25	948,194	986,398
Series 3845, Class FQ, 0.41%, 02/15/26(b)	2,971,832	2,975,826
Series 3919, Class AF, 0.51%, 03/15/30(b)	487,061	488,520
Series 2763, Class FA, 0.51%, 04/15/32(b)	675,251	678,483
Series 2763, Class FC, 0.51%, 04/15/32(b)	2,141,040	2,151,287
Series 2650, Class FX, 0.56%, 12/15/32(b)	1,048,522	1,053,602
Series 2990, Class WF, 0.56%, 02/15/35(b)	106,538	106,872
Series 3260, Class PF, 0.46%, 01/15/37(b)	1,026,623	1,027,076
Series 3411, Class FL, 0.86%, 02/15/38(b)	407,348	412,157
Federal National Mortgage Association REMICS Series 2002-7, Class QG, 5.50%, 03/25/17	244,014	255,508
Series 2002-16, Class XU, 5.50%, 04/25/17	816,021	848,465
Series 2002-15, Class PG, 6.00%, 04/25/17	506,814	530,197
Series 2002-55, Class QE, 5.50%, 09/25/17	1,669,223	1,752,337
Series 2002-89, Class CB, 5.00%, 01/25/18	899,697	949,970
Series 2003-49, Class TK, 3.50%, 03/25/18	375,151	383,023
Series 2003-35, Class FY, 0.55%, 05/25/18(b)	511,137	513,541
Series 2011-69, Class AB, 1.50%, 05/25/18	1,041,930	1,052,226
Series 2003-57, Class NB, 3.00%, 06/25/18	45,188	46,554
Series 2010-30, Class DB, 2.00%, 08/25/18	685,893	698,702
Series 2010-12, Class AC, 2.50%, 12/25/18	1,217,460	1,249,152
Series 2003-120, Class BL, 3.50%, 12/25/18	1,036,102	1,082,335
Series 2008-15, Class JM, 4.00%, 02/25/19	126,834	129,402
Series 2008-18, Class MD, 4.00%, 03/25/19	591,496	622,109
Series 2009-47, Class EC, 3.50%, 08/25/19	490,558	512,338
Series 2011-122, Class EC, 1.50%, 01/25/20	1,249,307	1,262,827
Series 2011-38, Class AH, 2.75%, 05/25/20	388,892	400,871
Series 2007-36, Class AB, 5.00%, 11/25/21	592,316	616,626
Series 2011-47, Class MA, 2.50%, 01/25/22	491,450	506,047
Series 2008-15, Class EL, 4.25%, 06/25/22	491,799	504,208
Series 2008-51, Class CD, 4.50%, 11/25/22	230,954	237,657
Series 2009-88, Class EA, 4.50%, 05/25/23	32,576	32,690
Series 2009-44, Class A, 4.50%, 12/25/23	209,807	218,321
Series 2009-76, Class MA, 4.00%, 09/25/24	128,329	133,267
Series 2010-2, Class QF, 0.70%, 06/25/27(b)	434,641	435,823
Series 2011-124, Class CG, 3.00%, 09/25/29	469,442	480,865
Series 2003-130, Class GF, 0.60%, 12/25/33(b)	585,895	589,892
Series 2004-60, Class FW, 0.60%, 04/25/34(b)	1,485,312	1,495,938
Series 2005-66, Class PF, 0.40%, 07/25/35(b)	554,534	555,308
Series 2006-27, Class BF, 0.45%, 04/25/36(b)	683,294	685,489
Series 2007-2, Class HF, 0.50%, 08/25/36(b)	128,926	129,136
Series 2010-15, Class FD, 0.89%, 03/25/40(b)	381,558	387,308
Series 2010-123, Class FL, 0.58%, 11/25/40(b)	656,159	656,373
Government National Mortgage Association Series 2010-47, Class TA, 3.00%, 11/16/30	136,245	136,920
Series 2003-102, Class MU, 4.25%, 01/20/33	402,994	406,196
Series 2004-88, Class EF, 0.56%, 06/17/34(b)	1,203,249	1,207,888
Series 2006-33, Class NA, 5.00%, 01/20/36	160,960	170,670

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued)
Series 2010-67, Class DA, 2.50%, 04/20/36	$646,129	$655,572
Series 2009-57, Class BA, 2.25%, 06/16/39	102,926	103,670

Total Collateralized Mortgage Obligations (cost $49,501,724)		49,598,108

Commercial Mortgage Backed Securities 4.9%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class A2, 4.50%, 07/10/43	233,494	233,494
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	87,379	87,827
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	1,611,032	1,603,394
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	1,166,956	1,168,981
Series 2012-CR2, Class A1, 0.82%, 08/15/45	1,960,284	1,955,170
Series 2012-CR3, Class A1, 0.67%, 10/15/45	900,455	895,529
Series 2012-LC4, Class A1, 1.16%, 12/10/44	325,907	326,920
DBUBS Mortgage Trust, Series 2011- LC1A, Class A1, 3.74%, 11/10/46(a)	3,334,380	3,481,834
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A, 0.84%, 05/25/35(a)(b)	1,168,613	1,179,067
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	2,292,697	2,296,263
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3, 4.70%, 07/15/42	539,977	539,488
Series 2012-C8, Class A1, 0.71%, 10/15/45	777,953	775,017
Series 2012-CBX, Class A1, 0.96%, 06/15/45	1,044,710	1,046,171
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A1, 0.92%, 08/15/45	1,278,686	1,277,247
Series 2012-C6, Class A1, 0.66%, 11/15/45	892,242	887,425
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	2,684,670	2,671,773
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class A1, 0.86%, 08/15/45	603,534	602,254
Series 2012-C9, Class A1, 0.67%, 11/15/45	1,560,063	1,551,373

Total Commercial Mortgage Backed Securities (cost $22,656,811)		22,579,227

Corporate Bonds 53.6%

	Principal Amount	Market Value
Automobiles 1.2%
Nissan Motor Acceptance Corp., 0.79%, 03/03/17(a)(b)	2,250,000	2,253,307
PACCAR Financial Corp. 0.49%, 06/05/14(b)	1,300,000	1,300,557
0.84%, 12/06/18(b)	2,000,000	2,013,073

		5,566,937

Banks 16.6%
Bank of Nova Scotia 0.75%, 10/09/15	545,000	547,055
0.76%, 07/15/16(b)	3,050,000	3,066,855
BB&T Corp., 1.09%, 06/15/18(b)	5,600,000	5,663,277
Canadian Imperial Bank of Commerce, 0.76%, 07/18/16(b)	4,250,000	4,264,719
Capital One Financial Corp. 0.88%, 11/06/15(b)	975,000	976,413
1.00%, 11/06/15	4,105,000	4,111,462
Commonwealth Bank of Australia, 0.73%, 09/20/16(a)(b)	3,000,000	3,007,470
Credit Suisse, 5.50%, 05/01/14	2,225,000	2,234,127
Fifth Third Bank, 4.75%, 02/01/15	5,250,000	5,431,820
JPMorgan Chase Bank NA, 0.49%, 07/30/15(b)	7,500,000	7,509,058
KeyBank NA, 0.72%, 11/25/16(b)	5,000,000	5,020,007
PNC Funding Corp., 5.40%, 06/10/14	3,700,000	3,734,571
Royal Bank of Canada 1.15%, 03/13/15	6,550,000	6,607,434
0.77%, 03/15/19(b)	7,000,000	7,010,407
U.S. Bank NA, 0.47%, 01/30/17(b)	6,600,000	6,592,522
US Bancorp, 4.20%, 05/15/14	2,500,000	2,511,328
Wells Fargo & Co., 3.75%, 10/01/14	3,500,000	3,559,965
Westpac Banking Corp. 4.20%, 02/27/15	1,250,000	1,293,901
1.13%, 09/25/15	2,775,000	2,798,882

		75,941,273

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc. 1.50%, 07/14/14	400,000	401,466
0.80%, 07/15/15	4,250,000	4,269,550
Heineken NV, 0.80%, 10/01/15(a)	1,045,000	1,045,163

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	$1,250,000	$1,262,778

		6,978,957

Biotechnology 2.3%
Gilead Sciences, Inc., 2.40%, 12/01/14	5,000,000	5,064,184
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	5,000,000	5,337,500

		10,401,684

Capital Markets 0.1%
Morgan Stanley, 6.00%, 05/13/14	440,000	442,697

Consumer Finance 4.6%
American Express Credit Corp. 5.13%, 08/25/14	2,400,000	2,444,762
1.75%, 06/12/15	2,150,000	2,181,884
American Honda Finance Corp. 0.69%, 05/08/14(a)(b)	640,000	640,172
0.63%, 06/18/14(a)(b)	655,000	655,420
1.00%, 08/11/15(a)	990,000	995,738
0.74%, 10/07/16(b)	3,000,000	3,023,579
Ford Motor Credit Co. LLC, 2.75%, 05/15/15	5,500,000	5,616,482
John Deere Capital Corp. 0.39%, 04/25/14(b)	650,000	650,055
0.53%, 10/11/16(b)	5,000,000	5,015,292

		21,223,384

Diversified Financial Services 4.5%
AEP Texas Central Transition Funding II LLC, Series A-3, 5.09%, 07/01/15	805,131	826,098
Bank of America Corp. 7.38%, 05/15/14	4,200,000	4,234,412
1.28%, 01/15/19(b)	6,500,000	6,570,704
Citigroup, Inc., 5.00%, 09/15/14	5,000,000	5,097,783
General Electric Capital Corp. 1.28%, 07/02/15(b)	2,665,000	2,693,648
0.84%, 12/11/15(b)	225,000	226,731
KE Export Leasing LLC, Series 2013-A, 0.46%, 02/28/25(b)	920,463	917,638

		20,567,014

Diversified Telecommunication Services 2.6%
AT&T, Inc., 1.14%, 11/27/18(b)	4,750,000	4,821,331
Telefonica Emisiones SAU, 3.73%, 04/27/15	1,000,000	1,028,991
Verizon Communications, Inc., 1.98%, 09/14/18(b)	5,550,000	5,847,665

		11,697,987

Electric Utilities 1.2%
Georgia Power Co., 0.64%, 08/15/16(b)	5,500,000	5,503,964

Food & Staples Retailing 1.2%
Walgreen Co., 1.00%, 03/13/15	5,576,000	5,600,650

Food Products 0.2%
Campbell Soup Co., 0.54%, 08/01/14(b)	1,130,000	1,130,759

Gas Utilities 1.6%
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	3,173,000	3,260,218
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	3,875,000	3,984,956

		7,245,174

Health Care Providers & Services 1.5%
McKesson Corp. 0.64%, 09/10/15(b)	5,000,000	5,004,395
0.95%, 12/04/15	1,922,000	1,927,084

		6,931,479

Industrial Conglomerates 0.1%
General Electric Co., 0.85%, 10/09/15	675,000	678,156

Media 3.5%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	3,872,000	3,952,925
NBCUniversal Media LLC, 2.10%, 04/01/14	4,510,000	4,510,000
Time Warner Cable, Inc., 7.50%, 04/01/14	3,540,000	3,539,991
Time Warner, Inc., 3.15%, 07/15/15	2,715,000	2,805,132
Viacom, Inc., 4.38%, 09/15/14	1,000,000	1,017,300

		15,825,348

Metals & Mining 0.4%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	890,000	889,998
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	770,000	775,048

		1,665,046

Office Electronics 0.8%
Xerox Corp., 8.25%, 05/15/14	3,530,000	3,562,141

Oil, Gas & Consumable Fuels 4.2%
BP Capital Markets PLC, 0.87%, 09/26/18(b)	6,000,000	6,021,482
Petrobras Global Finance BV, 2.59%, 03/17/17(b)	5,500,000	5,518,996
Petrohawk Energy Corp., 7.25%, 08/15/18	4,550,000	4,823,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA, 0.81%, 08/10/18(b)	$3,050,000	$3,072,585

		19,436,063

Pharmaceuticals 3.5%
AbbVie, Inc., 1.00%, 11/06/15(b)	2,655,000	2,681,533
Merck & Co., Inc., 0.60%, 05/18/18(b)	5,150,000	5,160,676
Mylan, Inc., 7.88%, 07/15/20(a)	2,250,000	2,528,437
Pfizer, Inc., 0.53%, 06/15/18(b)	5,500,000	5,516,266

		15,886,912

Software 1.5%
Oracle Corp., 0.82%, 01/15/19(b)	7,000,000	7,050,148

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co., 4.75%, 06/02/14	2,325,000	2,341,573

Total Corporate Bonds (cost $245,100,306)		245,677,346

Municipal Bond 0.7%

	Principal Amount	Market Value
Louisiana 0.7%
Louisiana Public Facilities Authority, RB, Series 2008-ELL, 5.75%, 02/01/19	2,877,578	3,089,281

Total Municipal Bond (cost $3,119,693)		3,089,281

U.S. Government Mortgage Backed Agencies 0.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	623	625
Pool# B17493 4.00%, 12/01/14	130,905	132,164
Pool# E00991 6.00%, 07/01/16	7,376	7,695
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	10,600	11,038
Pool# 254089 6.00%, 12/01/16	21,251	22,292
Pool# 545415 6.00%, 01/01/17	17,381	18,232
Pool# 254195 5.50%, 02/01/17	38,607	40,384
Pool# 625178 5.50%, 02/01/17	33,736	35,248
Pool# AE0705 4.00%, 01/01/26	745,386	793,371

Total U.S. Government Mortgage Backed Agencies (cost $1,043,047)		1,061,049

Yankee Dollar 0.7%

	Principal Amount	Market Value
Gas Utilities 0.7%
TransCanada PipeLines Ltd., 0.91%, 06/30/16(b)	3,000,000	3,023,060

Total Yankee Dollar (cost $3,000,000)		3,023,060

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	4,091,191	4,091,191

Total Mutual Fund (cost $4,091,191)		4,091,191

Total Investments (cost $461,173,615) (d) — 100.6%		461,414,077
Liabilities in excess of other assets — (0.6)%		(2,908,770)

NET ASSETS — 100.0%		$458,505,307

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $25,776,144 which represents 5.62% of net assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund (Continued)

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $461,174,170, tax unrealized appreciation and depreciation were $1,059,866 and $(819,959), respectively.

BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAU	Single Shareholder Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Enhanced Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$132,294,815	$—	$132,294,815
Collateralized Mortgage Obligations	—	49,598,108	—	49,598,108
Commercial Mortgage Backed Securities	—	22,579,227	—	22,579,227
Corporate Bonds	—	245,677,346	—	245,677,346
Municipal Bond	—	3,089,281	—	3,089,281
Mutual Fund	4,091,191		—	4,091,191
U.S. Government Mortgage Backed Agencies	—	1,061,049	—	1,061,049
Yankee Dollar	—	3,023,060	—	3,023,060

Total	$4,091,191	$457,322,886	$—	$461,414,077

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$775,135	$817,515
Series 2517, Class BH, 5.50%, 10/15/17	1,516,297	1,602,969
Series 2509, Class LK, 5.50%, 10/15/17	2,403,851	2,538,735
Series 2985, Class JR, 4.50%, 06/15/25	11,280,522	12,055,406
Series 2922, Class GA, 5.50%, 05/15/34	3,170,876	3,461,467
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	4,440,062	4,812,572
Series 1993-149, Class M, 7.00%, 08/25/23	1,016,906	1,141,900
Series 2005-40, Class YG, 5.00%, 05/25/25	11,342,657	12,147,736
Series 2003-66, Class AP, 3.50%, 11/25/32	187,842	190,530
Series 2013-59, Class MX, 2.50%, 09/25/42	52,924,360	52,390,787

Total Collateralized Mortgage Obligations (cost $89,851,424)		91,159,617

U.S. Government Mortgage Backed Agencies 27.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.90%, 06/01/35(a)	4,633,488	4,932,493
Pool# 1G2082 4.75%, 07/01/37(a)	705,428	745,590
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	9,178,348	10,216,132
Pool# 462260 5.60%, 09/01/18	9,295,069	9,450,615
Pool# 874142 5.56%, 12/01/21	11,095,768	12,704,859
Pool# 932840 3.50%, 12/01/25	2,039,109	2,139,153
Pool# AB2514 3.50%, 03/01/26	3,705,395	3,887,191
Pool# AK8393 2.50%, 03/01/27	2,412,108	2,415,029
Pool# AK9461 2.50%, 03/01/27	12,339,004	12,369,369
Pool# 890543 3.50%, 08/01/27	24,511,799	25,714,409
Pool# AV7733 3.50%, 01/01/29	6,932,575	7,286,787
Pool# 745684 2.35%, 04/01/34(a)	8,742,544	9,251,185
Pool# 790760 2.21%, 09/01/34(a)	2,937,570	3,108,678
Pool# 799144 1.79%, 04/01/35(a)	1,147,927	1,179,767
Pool# 822705 2.48%, 04/01/35(a)	1,042,371	1,099,734
Pool# 821377 2.34%, 05/01/35(a)	2,339,264	2,477,327
Pool# 815217 2.36%, 05/01/35(a)	1,698,193	1,799,582
Pool# 783609 2.55%, 05/01/35(a)	1,614,238	1,700,672
Pool# 826181 2.38%, 07/01/35(a)	5,692,638	6,027,035
Pool# 873932 6.31%, 08/01/36	7,636,165	8,573,378
Pool# 745866 2.26%, 09/01/36(a)	12,108,457	12,822,895
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	110,306	116,131
Pool# 748484 3.50%, 08/15/25	756,536	796,491
Pool# 682492 3.50%, 10/15/25	1,964,345	2,068,087
Pool# 719433 3.50%, 10/15/25	998,764	1,051,511
Pool# 682497 3.50%, 11/15/25	1,981,478	2,086,125
Pool# 705178 3.50%, 11/15/25	595,363	626,806
Pool# 707690 3.50%, 11/15/25	666,657	701,865
Pool# 733504 3.50%, 11/15/25	2,177,584	2,292,588
Pool# 740930 3.50%, 11/15/25	714,364	752,091
Pool# 742371 3.50%, 11/15/25	744,525	783,845
Pool# 749618 3.50%, 11/15/25	2,349,778	2,473,875
Pool# 750403 3.50%, 11/15/25	587,640	618,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 682502 3.50%, 12/15/25	$1,830,926	$1,927,622
Pool# 755650 3.50%, 12/15/25	7,410,506	7,801,873

Total U.S. Government Mortgage Backed Agencies (cost $157,879,870)		163,999,465

U.S. Government Sponsored & Agency Obligations 36.8%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	25,000,000	27,969,297
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	14,818,165
Federal Home Loan Mortgage Corp. 1.00%, 07/28/17	25,000,000	24,929,423
Federal National Mortgage Association 0.75%, 04/20/17	52,000,000	51,642,958
6.09%, 09/27/27	35,000,000	43,915,109
Lightship Tankers III LLC 6.50%, 06/14/24	5,175,000	5,775,750
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	34,085,886
2.25%, 12/15/17	13,000,000	13,343,795
2.45%, 07/15/24	5,500,000	4,993,825
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,232

Total U.S. Government Sponsored & Agency Obligations (cost $221,531,643)		221,484,440

U.S. Treasury Bonds 14.5%

	Principal Amount	Market Value
U.S. Treasury Bonds, 2.88%, 05/15/43	15,000,000	13,092,188
U.S. Treasury Inflation Indexed Bonds 2.50%, 01/15/29(c)	16,000,000	21,168,985
0.63%, 02/15/43(c)	10,750,000	9,158,251
1.38%, 07/15/18(c)	10,500,000	12,358,014
0.13%, 01/15/23(c)	32,000,000	31,374,864

Total U.S. Treasury Bonds (cost $95,788,149)		87,152,302

U.S. Treasury Notes 4.6%

	Principal Amount	Market Value
U.S. Treasury Notes 1.50%, 02/28/19	18,000,000	17,820,000
2.00%, 09/30/20	10,000,000	9,881,250

Total U.S. Treasury Notes (cost $27,956,053)		27,701,250

Mutual Fund 1.5%

	Shares	Market Value
Money Market Fund 1.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(d)	8,750,611	8,750,611

Total Mutual Fund (cost $8,750,611)		8,750,611

Total Investments (cost $601,757,750) (e) — 99.8%		600,247,685
Other assets in excess of liabilities — 0.2%		1,279,490

NET ASSETS — 100.0%		$601,527,175

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $27,969,297 which represents 4.65% of net assets.
(c)	Principal amounts are not adjusted for inflation.
(d)	Represents 7-day effective yield as of March 31, 2014.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $601,757,750, tax unrealized appreciation and depreciation were $13,679,116 and $(15,189,181), respectively.

LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	—	$91,159,617	$—	$91,159,617
Mutual Fund	8,750,611	—	—	8,750,611
U.S. Government Mortgage Backed Agencies	—	163,999,465	—	163,999,465
U.S. Government Sponsored & Agency Obligations	—	221,484,440	—	221,484,440
U.S. Treasury Bonds	—	87,152,302	—	87,152,302
U.S. Treasury Notes	—	27,701,250	—	27,701,250

Total	$8,750,611	$591,497,074	$—	$600,247,685

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT International Equity Fund

Common Stocks 97.2%

	Shares	Market Value
AUSTRALIA 5.6%

Biotechnology 0.2%
CSL Ltd.	3,372	$217,803

Capital Markets 0.5%
Platinum Asset Management Ltd.	68,445	474,855

Containers & Packaging 0.7%
Amcor Ltd.	76,393	738,107

Diversified Telecommunication Services 1.0%
Telstra Corp., Ltd.	218,200	1,028,908

Food & Staples Retailing 0.5%
Woolworths Ltd.	16,000	530,591

Information Technology Services 0.2%
Iress Ltd.	25,328	202,172

Insurance 0.2%
Insurance Australia Group Ltd.	49,300	254,983

Machinery 0.1%
Bradken Ltd.	32,000	129,564

Metals & Mining 2.2%
Atlas Iron Ltd.	620,589	564,239
BHP Billiton Ltd.	37,597	1,274,359
Fortescue Metals Group Ltd.	89,245	436,933

		2,275,531

		5,852,514

BELGIUM 0.8%

Food & Staples Retailing 0.8%
Delhaize Group SA	11,400	833,706

BRAZIL 1.9%

Banks 0.8%
Banco do Brasil SA	12,600	126,611
Itau Unibanco Holding SA - Preference Shares, ADR	48,719	723,964

		850,575

Beverages 0.2%
AMBEV SA, ADR	29,837	221,092

Diversified Consumer Services 0.1%
Estacio Participacoes SA	11,400	114,854

Metals & Mining 0.8%
Cia Siderurgica Nacional SA	180,700	783,644

		1,970,165

CANADA 6.2%

Aerospace & Defense 0.2%
MacDonald Dettwiler & Associates Ltd.	3,200	252,758

Auto Components 0.2%
Magna International, Inc.	1,968	189,199

Hotels, Restaurants & Leisure 0.9%
Tim Hortons, Inc.	17,508	968,285

Metals & Mining 0.5%
Teck Resources Ltd., Class B	23,174	500,164

Oil, Gas & Consumable Fuels 1.0%
Canadian Natural Resources Ltd.	11,997	459,804
Imperial Oil Ltd.	13,431	625,443

		1,085,247

Road & Rail 0.8%
Canadian National Railway Co.	14,252	800,716

Software 0.6%
Open Text Corp.	12,610	602,497

Thrifts & Mortgage Finance 0.4%
Home Capital Group, Inc.	10,400	420,045

Wireless Telecommunication Services 1.6%
Rogers Communications, Inc., Class B	39,200	1,624,380

		6,443,291

CHINA 3.6%

Banks 2.8%
Agricultural Bank of China Ltd., H Shares	718,000	313,874
China Construction Bank Corp., H Shares	1,103,000	774,242
China Merchants Bank Co. Ltd., H Shares	188,500	342,897
China Minsheng Banking Corp., Ltd., H Shares	972,000	977,053
Industrial & Commercial Bank of China Ltd., H Shares	838,200	516,734

		2,924,800

Building Products 0.2%
China Lesso Group Holdings Ltd.	351,000	194,983

Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., H Shares	296,000	264,761
CNOOC Ltd.	150,200	227,406

		492,167

Real Estate Management & Development 0.1%
Guangzhou R&F Properties Co., Ltd., H Shares	72,400	104,809

		3,716,759

DENMARK 3.7%

Health Care Equipment & Supplies 1.3%
Coloplast A/S, Class B	16,539	1,337,197

Pharmaceuticals 2.4%
Novo Nordisk A/S, Class B	56,500	2,572,573

		3,909,770

EGYPT 0.3%

Banks 0.3%
Commercial International Bank Egypt SAE, ADR	68,250	340,568

FINLAND 0.8%

Machinery 0.8%
Kone OYJ, Class B	20,025	840,817

FRANCE 7.3%

Aerospace & Defense 0.2%
Airbus Group NV	3,580	256,403

Banks 3.4%
BNP Paribas SA	12,584	970,216
Credit Agricole SA*	69,444	1,094,455
Societe Generale SA	23,194	1,427,720

		3,492,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (Continued)

	Shares	Market Value
Electric Utilities 0.2%
Electricite de France	6,148	$243,096

Insurance 1.5%
AXA SA	60,800	1,579,508

Oil, Gas & Consumable Fuels 1.6%
Total SA(a)	25,400	1,671,945

Personal Products 0.2%
L’Oreal SA	1,515	249,945

Professional Services 0.2%
Bureau Veritas SA	7,479	229,390

		7,722,678

GERMANY 5.2%

Airlines 0.4%
Deutsche Lufthansa AG REG*	17,765	465,789

Auto Components 0.6%
Continental AG	2,800	671,489

Capital Markets 0.2%
Deutsche Bank AG REG	4,203	188,372

Chemicals 0.9%
BASF SE	8,110	902,423

Insurance 2.9%
Allianz SE REG	11,534	1,949,463
Hannover Rueck SE	12,000	1,073,408

		3,022,871

Pharmaceuticals 0.2%
Stada Arzneimittel AG	4,224	180,939

		5,431,883

HONG KONG 2.3%

Hotels, Restaurants & Leisure 0.6%
Galaxy Entertainment Group Ltd.*	72,700	634,537

Real Estate Management & Development 1.7%
Cheung Kong Holdings Ltd.	43,000	714,991
China Overseas Land & Investment Ltd.	100,000	259,828
China Resources Land Ltd.	106,000	233,226
Wharf Holdings Ltd.	86,000	551,577

		1,759,622

		2,394,159

INDIA 1.6%

Automobiles 1.4%
Tata Motors Ltd., ADR	39,678	1,404,998

Information Technology Services 0.2%
Infosys Ltd., ADR	4,596	249,011

		1,654,009

INDONESIA 0.8%

Banks 0.6%
Bank Rakyat Indonesia Persero Tbk PT*	651,500	553,892

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk PT	1,207,500	236,031

		789,923

IRELAND 2.1%

Containers & Packaging 0.2%
Smurfit Kappa Group PLC	9,186	222,877

Pharmaceuticals 1.9%
Shire PLC	39,091	1,935,211

		2,158,088

ISRAEL 0.7%

Banks 0.5%
Bank Leumi Le-Israel BM*	134,573	525,240

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	130,349	232,361

		757,601

ITALY 1.7%

Banks 0.2%
Banco Popolare SC*	11,258	245,303

Oil, Gas & Consumable Fuels 1.5%
Eni SpA	62,157	1,558,673

		1,803,976

JAPAN 14.1%

Airlines 0.3%
Japan Airlines Co., Ltd.	6,500	319,895

Auto Components 0.9%
Bridgestone Corp.	26,400	935,634

Automobiles 0.4%
Fuji Heavy Industries Ltd.	7,000	189,559
Honda Motor Co., Ltd.	7,600	267,419

		456,978

Banks 0.9%
77 Bank Ltd. (The)	47,000	211,111
Mitsubishi UFJ Financial Group, Inc.	38,000	209,258
North Pacific Bank Ltd.	99,000	401,223
San-In Godo Bank Ltd. (The)	23,000	155,555

		977,147

Building Products 0.2%
Asahi Glass Co., Ltd.	38,000	219,864

Capital Markets 0.4%
Okasan Securities Group, Inc.	49,000	412,830

Chemicals 1.0%
Asahi Kasei Corp.	149,000	1,010,310

Commercial Services & Supplies 0.3%
Secom Co., Ltd.	5,500	316,169

Diversified Financial Services 0.4%
Century Tokyo Leasing Corp.	15,100	423,376

Electronic Equipment, Instruments & Components 1.2%
Murata Manufacturing Co., Ltd.	13,500	1,276,033

Food & Staples Retailing 0.2%
Cocokara fine, Inc.	7,500	216,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Food Products 0.2%
Nippon Suisan Kaisha Ltd.*	94,300	$198,164

Household Durables 0.6%
Misawa Homes Co. Ltd.	11,400	147,044
Panasonic Corp.	17,300	196,754
Sekisui House Ltd.	24,000	296,834

		640,632

Internet Software & Services 0.2%
Yahoo Japan Corp.	47,700	233,679

Machinery 0.9%
Hino Motors Ltd.	37,000	547,977
Kubota Corp.	31,000	412,007

		959,984

Metals & Mining 0.7%
Mitsubishi Materials Corp.	130,000	368,421
Mitsui Mining & Smelting Co., Ltd.	179,000	413,172

		781,593

Oil, Gas & Consumable Fuels 0.1%
JX Holdings, Inc.	20,900	100,760

Pharmaceuticals 0.4%
Otsuka Holdings Co., Ltd.	15,000	448,729

Real Estate Management & Development 0.9%
Daito Trust Construction Co., Ltd.	3,500	324,198
Daiwa House Industry Co., Ltd.	36,000	611,216

		935,414

Road & Rail 1.9%
Central Japan Railway Co.	2,900	338,752
East Japan Railway Co.	14,900	1,097,497
West Japan Railway Co.	11,300	461,225

		1,897,474

Textiles, Apparel & Luxury Goods 0.2%
Seiko Holdings Corp.	58,000	231,601

Trading Companies & Distributors 1.8%
ITOCHU Corp.	52,800	617,783
Marubeni Corp.	110,000	738,446
Mitsui & Co., Ltd.	27,000	381,606
Toyota Tsusho Corp.	5,000	126,820

		1,864,655

		14,857,829

MALAYSIA 0.5%

Electric Utilities 0.3%
Tenaga Nasional Bhd	80,600	295,181

Thrifts & Mortgage Finance 0.2%
Malaysia Building Society Bhd	299,400	200,001

		495,182

MEXICO 0.7%

Household Products 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A	177,300	474,774

Wireless Telecommunication Services 0.2%
America Movil SAB de CV Series L, ADR	11,500	228,620

		703,394

NETHERLANDS 1.2%

Food Products 0.6%
Unilever NV, CVA	15,285	628,743

Industrial Conglomerates 0.3%
Koninklijke Philips NV	8,586	302,048

Insurance 0.3%
Aegon NV	36,600	337,127

		1,267,918

NORWAY 1.1%

Banks 0.8%
DNB ASA	43,100	748,922

Diversified Telecommunication Services 0.2%
Telenor ASA	11,136	246,471

Internet Software & Services 0.1%
Opera Software ASA	8,052	104,847

		1,100,240

RUSSIA 1.0%

Banks 0.4%
Sberbank of Russia	160,200	383,325

Oil, Gas & Consumable Fuels 0.6%
Gazprom OAO, ADR	28,044	216,339
Lukoil OAO, ADR	7,048	391,996

		608,335

		991,660

SINGAPORE 0.5%

Food & Staples Retailing 0.5%
Olam International Ltd.	300,000	531,225

SOUTH AFRICA 1.8%

Diversified Financial Services 1.0%
FirstRand Ltd.	286,597	982,657

Food Products 0.2%
AVI Ltd.	40,600	217,926

Health Care Providers & Services 0.1%
Life Healthcare Group Holdings Ltd.	26,941	98,437

Metals & Mining 0.1%
Assore Ltd.	2,854	110,605

Specialty Retail 0.2%
Mr. Price Group Ltd.	13,651	204,032

Wireless Telecommunication Services 0.2%
Vodacom Group Ltd.	21,084	260,185

		1,873,842

SOUTH KOREA 3.5%

Automobiles 1.0%
Hyundai Motor Co.	2,200	520,193
Kia Motors Corp.	8,576	479,244

		999,437

Electric Utilities 0.5%
Korea Electric Power Corp.	16,450	564,649

Semiconductors & Semiconductor Equipment 1.7%
Samsung Electronics Co., Ltd.	1,400	1,769,843

Wireless Telecommunication Services 0.3%
SK Telecom Co., Ltd.	1,629	330,587

		3,664,516

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN 1.1%

Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA	8,489	$333,774

Gas Utilities 0.6%
Enagas SA	17,914	544,949

Specialty Retail 0.2%
Industria de Diseno Textil SA	1,637	245,598

		1,124,321

SWEDEN 2.1%

Banks 0.7%
Skandinaviska Enskilda Banken AB, Class A	27,100	372,281
Swedbank AB, Class A	14,366	385,665

		757,946

Machinery 1.2%
Atlas Copco AB, Class A	39,700	1,146,087

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	5,554	236,880

		2,140,913

SWITZERLAND 4.8%

Capital Markets 0.3%
GAM Holding AG*	15,405	278,096

Chemicals 0.4%
Sika AG	92	376,330

Food Products 2.4%
Nestle SA REG	33,600	2,529,061

Pharmaceuticals 1.7%
Novartis AG REG	3,135	266,186
Roche Holding AG	5,063	1,522,767

		1,788,953

		4,972,440

TAIWAN 2.7%

Electronic Equipment, Instruments & Components 1.1%
Largan Precision Co., Ltd.	23,000	1,093,261

Food & Staples Retailing 0.4%
President Chain Store Corp.	63,000	444,474

Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	869,534

Technology Hardware, Storage & Peripherals 0.1%
Chicony Electronics Co. Ltd.	49,000	127,300

Textiles, Apparel & Luxury Goods 0.3%
Eclat Textile Co., Ltd.	25,720	298,202

		2,832,771

THAILAND 0.5%

Banks 0.3%
Kasikornbank PCL	51,200	281,755

Electronic Equipment, Instruments & Components 0.2%
Delta Electronics Thailand PCL	160,000	291,791

		573,546

TURKEY 0.7%

Banks 0.7%
Turkiye Halk Bankasi AS	79,514	492,491
Turkiye Vakiflar Bankasi Tao, Class D	109,581	206,878

		699,369

UNITED KINGDOM 16.3%

Banks 1.6%
HSBC Holdings PLC	169,154	1,712,755

Beverages 0.2%
Diageo PLC	7,548	234,434

Capital Markets 0.2%
Aberdeen Asset Management PLC	32,544	212,109

Chemicals 0.3%
Croda International PLC	7,400	314,698

Consumer Finance 0.3%
Provident Financial PLC	9,100	301,054

Diversified Telecommunication Services 1.4%
BT Group PLC	226,176	1,438,419

Food Products 1.2%
Unilever PLC	29,095	1,244,382

Insurance 0.2%
Admiral Group PLC	9,725	231,563

Machinery 0.1%
IMI PLC	3,772	91,787

Media 2.3%
British Sky Broadcasting Group PLC	117,961	1,795,494
ITV PLC	173,815	555,342

		2,350,836

Metals & Mining 0.5%
Rio Tinto PLC	9,908	552,547

Multiline Retail 1.0%
Next PLC	9,619	1,058,578

Multi-Utilities 0.9%
Centrica PLC	162,350	893,161

Oil, Gas & Consumable Fuels 2.8%
BG Group PLC	25,622	478,345
BP PLC	297,862	2,393,337

		2,871,682

Pharmaceuticals 1.1%
GlaxoSmithKline PLC	44,348	1,182,554

Software 0.1%
Micro Focus International PLC	8,307	115,098

Specialty Retail 0.3%
WH Smith PLC	17,600	353,058

Tobacco 1.8%
British American Tobacco PLC	34,500	1,924,608

		17,083,323

Total Common Stocks (cost $90,066,129)		101,532,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Preferred Stocks 0.6%

	Shares	Market Value
BRAZIL 0.6%

Independent Power and Renewable Electricity Producers 0.2%
AES Tiete SA - Preference Shares	25,800	$205,126

Machinery 0.2%
Randon SA Implementos e Participacoes - Preference Shares	58,200	217,770

Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA - Preference Shares	23,500	163,433

Total Preferred Stocks (cost $757,345)		586,329

Right 0.1%

	Number of Rights	Market Value
ITALY 0.1%

Banks 0.1%
Banco Popolare SC, expiring on 04/17/14*	11,258	95,849

Total Right (cost $36,667)		95,849

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	1,687,320	1,687,320

Total Mutual Fund (cost $1,687,320)		1,687,320

Repurchase Agreement 1.7%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.06% dated 03/31/14, due 04/01/14, repurchase price $1,745,135 collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50% maturing 04/20/24 - 02/20/44; total market value $1,780,041.(c)	$1,745,132	$1,745,132

Total Repurchase Agreement (cost $1,745,132)		1,745,132

Total Investments (cost $94,292,593) (d) — 101.2%		105,647,026
Liabilities in excess of other assets — (1.2)%		(1,287,393)

NET ASSETS — 100.0%		$104,359,633

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $1,649,714.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $1,745,132.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $94,358,815, tax unrealized appreciation and depreciation were $14,373,154 and $(3,084,943), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
ASA	Stock Corporation
Bhd	Public Limited Company
BM	Limited Liability
CVA	Dutch Certificate
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
SC	Cooperative Limited Liability Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$252,758	$256,403	$—	$509,161
Airlines	—	785,684	—	785,684
Auto Components	189,199	1,607,123	—	1,796,322
Automobiles	1,404,998	1,456,415	—	2,861,413
Banks	1,191,143	13,302,845	—	14,493,988
Beverages	221,092	234,434	—	455,526
Biotechnology	—	217,803	—	217,803
Building Products	—	414,847	—	414,847
Capital Markets	—	1,566,262	—	1,566,262
Chemicals	—	2,603,761	—	2,603,761
Commercial Services & Supplies	—	316,169	—	316,169
Construction & Engineering	—	333,774	—	333,774
Consumer Finance	—	301,054	—	301,054
Containers & Packaging	—	960,984	—	960,984
Diversified Consumer Services	114,854	—	—	114,854
Diversified Financial Services	—	1,406,033	—	1,406,033
Diversified Telecommunication Services	—	3,182,190	—	3,182,190
Electric Utilities	—	1,102,926	—	1,102,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$2,661,085	$—	$2,661,085
Food & Staples Retailing	—	2,556,904	—	2,556,904
Food Products	—	4,818,276	—	4,818,276
Gas Utilities	—	544,949	—	544,949
Health Care Equipment & Supplies	—	1,337,197	—	1,337,197
Health Care Providers & Services	—	98,437	—	98,437
Hotels, Restaurants & Leisure	968,285	634,537	—	1,602,822
Household Durables	—	640,632	—	640,632
Household Products	474,774	—	—	474,774
Industrial Conglomerates	—	302,048	—	302,048
Information Technology Services	249,011	202,172	—	451,183
Insurance	—	5,426,052	—	5,426,052
Internet Software & Services	—	338,526	—	338,526
Machinery	—	3,168,239	—	3,168,239
Media	—	2,350,836	—	2,350,836
Metals & Mining	1,283,808	3,720,276	—	5,004,084
Multiline Retail	—	1,058,578	—	1,058,578
Multi-Utilities	—	893,161	—	893,161
Oil, Gas & Consumable Fuels	1,085,247	7,303,562	—	8,388,809
Personal Products	—	249,945	—	249,945
Pharmaceuticals	—	8,108,959	—	8,108,959
Professional Services	—	229,390	—	229,390
Real Estate Management & Development	—	2,799,845	—	2,799,845
Road & Rail	800,716	1,897,474	—	2,698,190
Semiconductors & Semiconductor Equipment	—	2,639,377	—	2,639,377
Software	602,497	115,098	—	717,595
Specialty Retail	—	1,039,568	—	1,039,568
Technology Hardware, Storage & Peripherals	—	127,300	—	127,300
Textiles, Apparel & Luxury Goods	—	529,803	—	529,803
Thrifts & Mortgage Finance	420,045	200,001	—	620,046
Tobacco	—	1,924,608	—	1,924,608
Trading Companies & Distributors	—	1,864,655	—	1,864,655
Wireless Telecommunication Services	1,853,000	590,772	—	2,443,772

Total Common Stocks	$11,111,427	$90,420,969	$—	$101,532,396

Mutual Fund	1,687,320	—	—	1,687,320
Preferred Stocks	586,329	—	—	586,329
Repurchase Agreement	—	1,745,132	—	1,745,132
Right	—	95,849	—	95,849

Total	$13,385,076	$92,261,950	$—	$105,647,026

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2014 (Unaudited)

NVIT International Index Fund

Common Stocks 98.0%

	Shares	Market Value
AUSTRALIA 7.7%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.(a)	82,712	$399,997

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	162,939

Banks 2.9%
Australia & New Zealand Banking Group Ltd.	353,838	10,885,100
Bank of Queensland Ltd.	38,596	461,143
Bendigo and Adelaide Bank Ltd.	51,885	548,115
Commonwealth Bank of Australia	207,597	14,944,801
National Australia Bank Ltd.	302,828	9,984,275
Westpac Banking Corp.	400,406	12,874,110

		49,697,544

Beverages 0.1%
Coca-Cola Amatil Ltd.	73,625	754,480
Treasury Wine Estates Ltd.(a)	83,457	274,152

		1,028,632

Biotechnology 0.2%
CSL Ltd.	63,132	4,077,801

Capital Markets 0.1%
Macquarie Group Ltd.	36,908	1,990,150

Chemicals 0.1%
Incitec Pivot Ltd.	217,904	599,251
Orica Ltd.	46,983	956,011

		1,555,262

Commercial Services & Supplies 0.1%
Brambles Ltd.	197,974	1,703,374

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	20,796	407,655

Construction Materials 0.0%†
Boral Ltd.(a)	101,630	534,159

Containers & Packaging 0.1%
Amcor Ltd.	151,753	1,466,232

Diversified Financial Services 0.1%
ASX Ltd.	24,159	809,537

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	568,939	2,682,798

Electric Utilities 0.0%†
SP AusNet	218,957	266,547

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	25,127	353,878

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	117,854	285,814
Wesfarmers Ltd.	146,443	5,611,037
Woolworths Ltd.	161,306	5,349,218

		11,246,069

Gas Utilities 0.0%†
APA Group(a)	108,606	647,295

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	6,803	360,091

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	16,171	722,587
Sonic Healthcare Ltd.	48,528	777,470

		1,500,057

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	49,367	763,518
Echo Entertainment Group Ltd.(a)	99,549	226,598
Flight Centre Travel Group Ltd.	6,547	319,411
Tabcorp Holdings Ltd.	86,159	272,872
Tatts Group Ltd.	185,504	499,506

		2,081,905

Information Technology Services 0.0%†
Computershare Ltd.	63,352	712,471

Insurance 0.4%
AMP Ltd.	378,829	1,753,448
Insurance Australia Group Ltd.	294,976	1,525,636
QBE Insurance Group Ltd.	161,702	1,921,657
Suncorp Group Ltd.	166,001	1,986,601

		7,187,342

Media 0.0%†
REA Group Ltd.	6,066	274,871

Metals & Mining 1.2%
Alumina Ltd.*	341,642	380,471
BHP Billiton Ltd.	413,627	14,019,988
Fortescue Metals Group Ltd.(a)	202,077	989,345
Iluka Resources Ltd.(a)	53,872	496,068
Newcrest Mining Ltd.*	98,276	899,262
Rio Tinto Ltd.	56,201	3,314,887

		20,100,021

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	78,522	240,799

Multi-Utilities 0.1%
AGL Energy Ltd.	69,940	986,254

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	17,460	357,267
Origin Energy Ltd.	139,973	1,859,119
Santos Ltd.	124,262	1,557,827
Woodside Petroleum Ltd.(a)	85,650	3,101,336

		6,875,549

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)

Professional Services 0.1%
ALS Ltd.(a)	50,939	$347,829
Seek Ltd.	41,932	685,586

		1,033,415

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC*(b)	848,508	0
CFS Retail Property Trust Group	267,337	469,061
Dexus Property Group	711,862	701,990
Federation Centres Ltd.	187,115	410,162
Goodman Group	215,173	946,365
GPT Group	228,968	778,214
Mirvac Group	457,447	722,896
Stockland	293,732	1,023,204
Westfield Group	255,754	2,436,119
Westfield Retail Trust	381,624	1,056,570

		8,544,581

Real Estate Management & Development 0.0%†
Lend Lease Group	67,868	747,426

Road & Rail 0.1%
Asciano Ltd.	122,622	593,242
Aurizon Holdings Ltd.	262,438	1,253,563

		1,846,805

Transportation Infrastructure 0.1%
Sydney Airport	140,791	547,815
Transurban Group	181,806	1,225,656

		1,773,471

		133,294,927

AUSTRIA 0.3%

Banks 0.1%
Erste Group Bank AG	33,329	1,140,169
Raiffeisen Bank International AG	14,955	499,044

		1,639,213

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	25,161	250,527

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,833	238,821

Machinery 0.0%†
Andritz AG	8,974	554,875

Metals & Mining 0.1%
Voestalpine AG	13,989	615,639

Oil, Gas & Consumable Fuels 0.1%
OMV AG	18,457	837,793

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,873	599,377

		4,736,245

BELGIUM 1.2%

Banks 0.1%
KBC Groep NV	32,608	2,008,197

Beverages 0.6%
Anheuser-Busch InBev NV	103,600	10,910,668

Chemicals 0.1%
Solvay SA	7,614	1,196,047
Umicore SA	14,361	732,322

		1,928,369

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,122	1,011,190

Diversified Telecommunication Services 0.0%†
Belgacom SA	18,701	585,952

Food & Staples Retailing 0.1%
Colruyt SA	9,328	514,205
Delhaize Group SA	12,989	949,913

		1,464,118

Insurance 0.1%
Ageas	28,357	1,264,420

Media 0.0%†
Telenet Group Holding NV	7,300	449,994

Pharmaceuticals 0.1%
UCB SA	13,832	1,109,685

		20,732,593

BERMUDA 0.1%

Energy Equipment & Services 0.1%
Seadrill Ltd.	48,379	1,703,283

CHINA 0.0%†

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	231,630

DENMARK 1.3%

Banks 0.1%
Danske Bank A/S	83,302	2,317,863

Beverages 0.1%
Carlsberg A/S, Class B	13,909	1,382,664

Biotechnology 0.1%
Novozymes A/S, Class B	29,266	1,286,503

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Diversified Telecommunication Services 0.0%†
TDC A/S	102,542	$947,965

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	13,911	1,124,720
William Demant Holding A/S*	3,371	288,080

		1,412,800

Insurance 0.0%†
Tryg A/S	3,315	327,911

Marine 0.2%
AP Moeller - Maersk A/S, Class A	69	794,078
AP Moeller - Maersk A/S, Class B	170	2,034,689

		2,828,767

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	256,454	11,676,933

Road & Rail 0.0%†
DSV A/S	23,388	754,153

		22,935,559

FINLAND 0.9%

Auto Components 0.1%
Nokian Renkaat OYJ	14,122	571,371

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A(a)	18,544	412,839

Diversified Telecommunication Services 0.0%†
Elisa OYJ*	17,140	493,056

Electric Utilities 0.1%
Fortum OYJ(a)	56,987	1,295,384

Insurance 0.2%
Sampo, Class A	57,300	2,974,427

Machinery 0.2%
Kone OYJ, Class B(a)	39,484	1,657,870
Metso OYJ(a)	16,080	526,539
Wartsila OYJ Abp	22,942	1,247,047

		3,431,456

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	17,530	357,423

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	68,206	729,962
UPM-Kymmene OYJ(a)	66,967	1,145,734

		1,875,696

Pharmaceuticals 0.0%†
Orion OYJ, Class B(a)	13,412	404,905

Technology Hardware, Storage & Peripherals 0.2%
Nokia OYJ*	485,795	3,574,196

		15,390,753

FRANCE 10.0%

Aerospace & Defense 0.5%
Airbus Group NV	76,062	5,447,636
Safran SA	35,250	2,442,105
Thales SA	11,337	751,757
Zodiac Aerospace	22,625	799,367

		9,440,865

Auto Components 0.3%
Cie Generale des Etablissements Michelin	24,288	3,036,362
Valeo SA	9,949	1,401,153

		4,437,515

Automobiles 0.1%
Renault SA	24,401	2,370,165

Banks 1.1%
BNP Paribas SA	128,216	9,885,346
Credit Agricole SA*	129,050	2,033,860
Natixis	125,466	921,448
Societe Generale SA	92,200	5,675,425

		18,516,079

Beverages 0.2%
Pernod Ricard SA	27,690	3,222,427
Remy Cointreau SA(a)	3,497	280,510

		3,502,937

Building Products 0.2%
Compagnie de Saint-Gobain	53,721	3,243,363

Chemicals 0.4%
Air Liquide SA	40,187	5,442,131
Arkema SA	7,866	889,846

		6,331,977

Commercial Services & Supplies 0.1%
Edenred	26,323	825,740
Societe BIC SA	3,493	458,829

		1,284,569

Communications Equipment 0.1%
Alcatel-Lucent*(a)	365,290	1,438,606

Construction & Engineering 0.3%
Bouygues SA	24,495	1,020,699
Vinci SA	61,684	4,578,763

		5,599,462

Construction Materials 0.1%
Imerys SA	4,669	415,122
Lafarge SA	23,602	1,842,136

		2,257,258

Diversified Financial Services 0.1%
Eurazeo SA	4,131	371,016
Wendel SA	4,287	666,445

		1,037,461

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Diversified Telecommunication Services 0.5%
Iliad SA	3,281	$946,051
Orange SA	240,615	3,554,306
Vivendi SA	154,687	4,305,380

		8,805,737

Electric Utilities 0.1%
Electricite de France	32,098	1,269,175

Electrical Equipment 0.5%
Alstom SA	28,350	773,690
Legrand SA	34,689	2,154,882
Schneider Electric SA	70,600	6,257,020

		9,185,592

Energy Equipment & Services 0.1%
CGG SA*	21,116	338,410
Technip SA	13,042	1,344,431

		1,682,841

Food & Staples Retailing 0.2%
Carrefour SA	79,915	3,091,460
Casino Guichard Perrachon SA	7,141	849,041

		3,940,501

Food Products 0.3%
Danone SA	73,300	5,178,452

Health Care Equipment & Supplies 0.2%
Essilor International SA	26,501	2,674,434

Hotels, Restaurants & Leisure 0.1%
Accor SA	19,985	1,022,774
Sodexo	12,073	1,265,388

		2,288,162

Information Technology Services 0.1%
AtoS	9,448	853,804
Cap Gemini SA	18,361	1,390,047

		2,243,851

Insurance 0.4%
AXA SA	230,307	5,983,089
CNP Assurances	23,958	507,432
SCOR SE	20,028	701,488

		7,192,009

Machinery 0.0%†
Vallourec SA	14,622	793,249

Media 0.2%
Eutelsat Communications SA	17,771	603,071
JCDecaux SA	7,797	341,240
Lagardere SCA	14,552	577,578
Publicis Groupe SA	23,078	2,083,507

		3,605,396

Multi-Utilities 0.4%
GDF Suez	172,426	4,716,713
Suez Environnement Co.	38,205	776,075
Veolia Environnement SA	44,671	885,294

		6,378,082

Oil, Gas & Consumable Fuels 1.1%
Total SA(a)	275,562	18,138,757

Personal Products 0.3%
L’Oreal SA	31,074	5,126,603

Pharmaceuticals 0.9%
Sanofi	154,003	16,093,185

Professional Services 0.1%
Bureau Veritas SA	27,908	855,971

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions REG	3,419	316,630
Gecina SA	2,989	397,261
ICADE	4,629	457,652
Klepierre	12,723	569,170
Unibail-Rodamco SE	12,587	3,266,680

		5,007,393

Software 0.1%
Dassault Systemes	7,885	922,668

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,049	1,353,876
Kering	9,937	2,026,107
LVMH Moet Hennessy Louis Vuitton SA	32,575	5,902,993

		9,282,976

Trading Companies & Distributors 0.0%†
Rexel SA	30,981	812,859

Transportation Infrastructure 0.1%
Aeroports de Paris	3,808	474,615
Groupe Eurotunnel SA REG	73,002	931,881

		1,406,496

		172,344,646

GERMANY 8.7%

Air Freight & Logistics 0.3%
Deutsche Post AG REG	117,788	4,379,060

Airlines 0.1%
Deutsche Lufthansa AG REG*	31,343	821,797

Auto Components 0.2%
Continental AG	14,257	3,419,078

Automobiles 1.1%
Bayerische Motoren Werke AG	43,016	5,435,764
Daimler AG REG	124,013	11,731,495
Volkswagen AG	3,683	934,388

		18,101,647

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Banks 0.1%
Commerzbank AG*	124,916	$2,297,719

Capital Markets 0.3%
Deutsche Bank AG REG	130,964	5,869,619

Chemicals 1.1%
BASF SE	118,289	13,162,350
K+S AG REG	21,937	720,368
Lanxess AG	10,291	776,786
Linde AG	23,866	4,778,606

		19,438,110

Construction & Engineering 0.0%†
Hochtief AG	3,901	354,709

Construction Materials 0.1%
HeidelbergCement AG	18,258	1,564,919

Diversified Financial Services 0.1%
Deutsche Boerse AG	24,591	1,957,776

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	370,663	6,014,221
Telefonica Deutschland Holding AG	36,826	293,896

		6,308,117

Electrical Equipment 0.0%†
Osram Licht AG*	10,392	673,835

Food & Staples Retailing 0.0%†
Metro AG	15,894	648,338

Food Products 0.0%†
Suedzucker AG	10,747	306,507

Health Care Providers & Services 0.3%
Celesio AG	7,284	248,983
Fresenius Medical Care AG & Co. KGaA	28,039	1,961,798
Fresenius SE & Co. KGaA	15,933	2,500,983

		4,711,764

Household Products 0.1%
Henkel AG & Co. KGaA	17,164	1,726,151

Industrial Conglomerates 0.8%
Siemens AG REG	102,116	13,771,636

Insurance 0.9%
Allianz SE REG	58,348	9,861,910
Hannover Rueck SE	7,553	675,621
Muenchener Rueckversicherungs AG REG	23,214	5,072,659

		15,610,190

Internet Software & Services 0.0%†
United Internet AG REG	12,941	607,022

Machinery 0.1%
GEA Group AG	23,472	1,072,371
MAN SE	4,476	570,554

		1,642,925

Media 0.1%
Axel Springer SE	5,166	330,583
Kabel Deutschland Holding AG	2,844	390,668
ProSiebenSat.1 Media AG REG	28,092	1,288,558
Sky Deutschland AG*	53,354	460,403

		2,470,212

Metals & Mining 0.1%
ThyssenKrupp AG*	58,097	1,558,670

Multi-Utilities 0.4%
E.ON SE	234,072	4,571,451
RWE AG	63,897	2,592,918

		7,164,369

Personal Products 0.1%
Beiersdorf AG	13,024	1,270,281

Pharmaceuticals 0.9%
Bayer AG REG	106,501	14,422,766
Merck KGaA	8,536	1,437,516

		15,860,282

Real Estate Management & Development 0.1%
Deutsche Wohnen AG	37,863	812,112

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	139,430	1,663,429

Software 0.6%
SAP AG	118,771	9,634,184

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	26,898	2,908,462
Hugo Boss AG	4,131	550,039

		3,458,501

Trading Companies & Distributors 0.1%
Brenntag AG	6,625	1,230,366

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport
Services Worldwide	5,156	385,272

		149,718,597

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Resolution Ltd.	189,377	943,508

HONG KONG 2.5%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	295,110

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)

Banks 0.2%
Bank of East Asia Ltd.(a)	153,140	$599,657
BOC Hong Kong Holdings Ltd.	465,500	1,329,199
Hang Seng Bank Ltd.	96,700	1,542,647

		3,471,503

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	281,750	280,828
Hong Kong Exchanges and Clearing Ltd.	141,200	2,144,400

		2,425,228

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.(a)	279,000	295,081
PCCW Ltd.(a)	560,000	281,311

		576,392

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	81,000	518,024
CLP Holdings Ltd.	227,000	1,713,110
Power Assets Holdings Ltd.	177,500	1,540,626

		3,771,760

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	737,422	1,611,092

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.*	268,000	2,339,147
Shangri-La Asia Ltd.	204,833	335,870
SJM Holdings Ltd.	239,000	673,319

		3,348,336

Industrial Conglomerates 0.3%
Hopewell Holdings Ltd.	76,011	261,552
Hutchison Whampoa Ltd.	276,000	3,663,022
NWS Holdings Ltd.	190,836	322,061

		4,246,635

Insurance 0.4%
AIA Group Ltd.	1,544,400	7,345,398

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	295,500	1,457,142

Real Estate Management & Development 0.7%
Cheung Kong Holdings Ltd.	181,000	3,009,613
Hang Lung Properties Ltd.	288,000	830,889
Henderson Land Development Co., Ltd.	144,700	846,770
Hysan Development Co., Ltd.	80,000	349,097
Kerry Properties Ltd.	77,500	258,455
New World Development Co., Ltd.	488,195	492,478
Sino Land Co., Ltd.	369,000	543,880
Sun Hung Kai Properties Ltd.	204,000	2,504,994
Swire Pacific Ltd., Class A	87,500	1,022,005
Swire Properties Ltd.	152,200	434,449
Wharf Holdings Ltd.	192,500	1,234,634
Wheelock & Co., Ltd.	115,000	450,702

		11,977,966

Road & Rail 0.0%†
MTR Corp., Ltd.	179,500	665,129

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	33,000	320,573

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	745,600	1,104,886
Yue Yuen Industrial Holdings Ltd.	84,500	275,352

		1,380,238

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	557,945	527,481

		43,419,983

IRELAND 0.7%

Airlines 0.0%†
Ryanair Holdings PLC*	5,422	57,091
Ryanair Holdings PLC, ADR*	3,400	199,954

		257,045

Banks 0.1%
Bank of Ireland*	2,907,851	1,238,311

Construction Materials 0.2%
CRH PLC	95,996	2,686,101
James Hardie Industries PLC, CDI	60,273	805,130

		3,491,231

Food Products 0.1%
Kerry Group PLC, Class A	19,257	1,469,994

Pharmaceuticals 0.2%
Shire PLC	75,312	3,728,343

Professional Services 0.1%
Experian PLC	127,622	2,303,035

		12,487,959

ISRAEL 0.5%

Banks 0.1%
Bank Hapoalim BM	136,070	776,825
Bank Leumi Le-Israel BM*	152,641	595,760
Mizrahi Tefahot Bank Ltd.	16,479	225,408

		1,597,993

Chemicals 0.1%
Israel Chemicals Ltd.	59,751	522,728
Israel Corp., Ltd. (The)*	346	193,235

		715,963

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	227,871	406,204

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	235,273

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	109,716	5,782,106

Software 0.0%†
NICE Systems Ltd.	7,152	318,928

		9,056,467

ITALY 2.5%

Aerospace & Defense 0.0%†
Finmeccanica SpA*	48,958	483,490

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)

Auto Components 0.0%†
Pirelli & C. SpA	28,799	$453,028

Automobiles 0.1%
Fiat SpA*	116,042	1,352,849

Banks 0.7%
Banca Monte dei Paschi di Siena SpA*(a)	810,654	296,585
Banco Popolare SC*	44,155	962,101
Intesa Sanpaolo SpA	1,500,868	5,092,739
UniCredit SpA	561,658	5,134,137
Unione di Banche Italiane SCPA	107,062	1,010,112

		12,495,674

Capital Markets 0.1%
Mediobanca SpA*	70,190	803,429

Diversified Financial Services 0.0%†
Exor SpA	12,789	573,956

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,331,622	1,573,904
Telecom Italia SpA - RSP	801,681	752,301

		2,326,205

Electric Utilities 0.4%
Enel SpA	851,501	4,816,244
Terna Rete Elettrica Nazionale SpA	195,176	1,044,537

		5,860,781

Electrical Equipment 0.0%†
Prysmian SpA	25,044	623,229

Energy Equipment & Services 0.1%
Saipem SpA	33,722	823,655

Gas Utilities 0.1%
Snam SpA	262,040	1,534,907

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	218,344	613,211

Insurance 0.2%
Assicurazioni Generali SpA	152,036	3,388,821
UnipolSai SpA*	116,424	446,367

		3,835,188

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	329,463	8,261,744

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	22,290	1,287,937

Transportation Infrastructure 0.1%
Atlantia SpA	47,725	1,226,276

		42,555,559

JAPAN 19.4%

Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,700	1,005,045

Airlines 0.0%†
ANA Holdings, Inc.(a)	147,000	317,440
Japan Airlines Co., Ltd.	7,693	378,608

		696,048

Auto Components 0.6%
Aisin Seiki Co., Ltd.	24,100	869,927
Bridgestone Corp.	84,700	3,001,825
Denso Corp.	63,300	3,035,636
Koito Manufacturing Co., Ltd.	12,000	203,499
NGK Spark Plug Co., Ltd.	25,000	561,800
NHK Spring Co., Ltd.	19,600	182,272
NOK Corp.	10,700	174,125
Stanley Electric Co., Ltd.	17,000	377,269
Sumitomo Rubber Industries Ltd.	20,400	259,485
Toyoda Gosei Co., Ltd.	8,700	166,554
Toyota Boshoku Corp.(a)	9,900	100,109
Toyota Industries Corp.	20,500	985,253
Yokohama Rubber Co., Ltd. (The)	27,000	253,930

		10,171,684

Automobiles 2.2%
Daihatsu Motor Co., Ltd.(a)	23,000	406,122
Fuji Heavy Industries Ltd.	77,000	2,085,150
Honda Motor Co., Ltd.	209,100	7,357,530
Isuzu Motors Ltd.	149,000	855,522
Mazda Motor Corp.	344,900	1,532,254
Mitsubishi Motors Corp.	81,099	846,989
Nissan Motor Co., Ltd.	325,000	2,896,831
Suzuki Motor Corp.	46,900	1,222,805
Toyota Motor Corp.	355,300	20,036,733
Yamaha Motor Co., Ltd.(a)	34,100	544,028

		37,783,964

Banks 1.9%
Aozora Bank Ltd.(a)	135,000	384,373
Bank of Kyoto Ltd. (The)	41,000	337,931
Bank of Yokohama Ltd. (The)	152,000	758,199
Chiba Bank Ltd. (The)	98,000	603,212
Chugoku Bank Ltd. (The)	22,000	293,186
Fukuoka Financial Group, Inc.	94,000	386,115
Gunma Bank Ltd. (The)	54,000	293,705
Hachijuni Bank Ltd. (The)	48,000	272,772
Hiroshima Bank Ltd. (The)	62,000	258,865
Hokuhoku Financial Group, Inc.(a)	155,000	297,195
Iyo Bank Ltd. (The)	35,000	334,094
Joyo Bank Ltd. (The)	82,000	408,716
Mitsubishi UFJ Financial Group, Inc.	1,644,867	9,057,930
Mizuho Financial Group, Inc.(a)	2,951,024	5,848,496
Nishi-Nippon City Bank Ltd. (The)	80,000	179,821
Resona Holdings, Inc.	283,400	1,369,540
Seven Bank Ltd.	73,000	286,481
Shinsei Bank Ltd.	201,000	394,610
Shizuoka Bank Ltd. (The)	73,000	711,397
Sumitomo Mitsui Financial Group, Inc.	164,753	7,061,961
Sumitomo Mitsui Trust Holdings, Inc.	421,400	1,906,645
Suruga Bank Ltd.	25,000	440,389
Yamaguchi Financial Group, Inc.	26,000	234,419

		32,120,052

Beverages 0.2%
Asahi Group Holdings Ltd.(a)	50,100	1,404,594
Coca-Cola West Co., Ltd.	8,200	143,229
Kirin Holdings Co., Ltd.	110,000	1,522,334
Suntory Beverage & Food Ltd.	18,500	637,383

		3,707,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Building Products 0.2%
Asahi Glass Co., Ltd.	127,000	$734,810
Daikin Industries Ltd.	30,100	1,687,991
LIXIL Group Corp.	33,000	910,622
TOTO Ltd.(a)	35,000	485,164

		3,818,587

Capital Markets 0.3%
Daiwa Securities Group, Inc.	218,400	1,897,513
Nomura Holdings, Inc.	473,600	3,038,088
SBI Holdings, Inc.	26,890	324,061

		5,259,662

Chemicals 0.7%
Air Water, Inc.	17,000	234,619
Asahi Kasei Corp.	160,000	1,084,896
Daicel Corp.	40,000	327,949
Hitachi Chemical Co., Ltd.	14,100	191,799
JSR Corp.	21,100	390,368
Kaneka Corp.	35,000	211,793
Kansai Paint Co., Ltd.	31,000	441,335
Kuraray Co., Ltd.(a)	42,400	485,106
Mitsubishi Chemical Holdings Corp.	168,000	697,691
Mitsubishi Gas Chemical Co., Inc.	47,000	264,958
Mitsui Chemicals, Inc.(a)	95,000	232,584
Nippon Paint Co. Ltd.	21,000	317,971
Nitto Denko Corp.	21,500	1,031,009
Shin-Etsu Chemical Co., Ltd.	53,500	3,049,820
Showa Denko KK	188,000	266,140
Sumitomo Chemical Co., Ltd.	186,000	685,763
Taiyo Nippon Sanso Corp.	27,000	212,373
Teijin Ltd.	108,000	267,594
Toray Industries, Inc.	190,000	1,253,648
Ube Industries Ltd.	142,000	261,554

		11,908,970

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.(a)	70,000	669,410
Park24 Co., Ltd.	11,800	224,214
Secom Co., Ltd.	26,400	1,517,609
Toppan Printing Co., Ltd.	69,000	493,337

		2,904,570

Construction & Engineering 0.2%
Chiyoda Corp.(a)	20,000	258,059
JGC Corp.	26,000	903,224
Kajima Corp.	110,000	384,885
Kinden Corp.	19,000	183,835
Obayashi Corp.	79,000	445,322
Shimizu Corp.(a)	84,000	435,038
Taisei Corp.	118,000	526,604

		3,136,967

Construction Materials 0.0%†
Taiheiyo Cement Corp.	142,000	511,391

Consumer Finance 0.0%†
Acom Co., Ltd.*(a)	44,400	141,865
AEON Financial Service Co., Ltd.(a)	14,600	329,402
Credit Saison Co., Ltd.	20,900	415,644

		886,911

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	344,047

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,900	378,659

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	31,000	757,757
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,400	340,691
ORIX Corp.	168,100	2,369,198

		3,467,646

Diversified Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.	47,764	2,595,574

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.*	83,000	976,537
Chugoku Electric Power Co., Inc. (The)	37,000	514,848
Hokkaido Electric Power Co., Inc.*(a)	25,300	213,246
Hokuriku Electric Power Co.	20,100	260,619
Kansai Electric Power Co., Inc. (The)*	89,200	914,339
Kyushu Electric Power Co., Inc.	53,200	650,447
Shikoku Electric Power Co., Inc.*(a)	23,100	313,213
Tohoku Electric Power Co., Inc.	56,800	584,125
Tokyo Electric Power Co., Inc.*	187,300	753,584

		5,180,958

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,000	335,303
Mabuchi Motor Co., Ltd.	3,100	203,252
Mitsubishi Electric Corp.	252,000	2,836,713
Nidec Corp.	25,800	1,581,991
Sumitomo Electric Industries Ltd.	97,600	1,457,050

		6,414,309

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	35,400	266,132
FUJIFILM Holdings Corp.	59,900	1,607,832
Hamamatsu Photonics KK	9,200	415,036
Hirose Electric Co., Ltd.	3,700	508,688
Hitachi High-Technologies Corp.	9,100	211,984
Hitachi Ltd.	618,000	4,574,473
HOYA Corp.	56,000	1,751,737
Ibiden Co., Ltd.	16,600	327,518
Keyence Corp.	5,811	2,393,938
Kyocera Corp.	42,700	1,924,388
Murata Manufacturing Co., Ltd.	26,200	2,476,450
Nippon Electric Glass Co., Ltd.	51,500	265,325
Omron Corp.	25,900	1,071,657
Shimadzu Corp.	33,000	293,196
TDK Corp.(a)	15,700	654,723
Yaskawa Electric Corp.(a)	29,000	400,655
Yokogawa Electric Corp.(a)	27,300	441,352

		19,585,084

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Food & Staples Retailing 0.3%
Aeon Co., Ltd.(a)	83,600	$940,950
FamilyMart Co., Ltd.(a)	7,900	347,411
Lawson, Inc.(a)	8,500	601,454
Seven & I Holdings Co., Ltd.	97,900	3,730,429

		5,620,244

Food Products 0.2%
Ajinomoto Co., Inc.	77,000	1,102,032
Calbee, Inc.	8,000	188,500
Kikkoman Corp.(a)	20,000	377,553
MEIJI Holdings Co., Ltd.	7,940	500,498
Nippon Meat Packers, Inc.	23,000	342,374
Nisshin Seifun Group, Inc.	24,749	271,842
Nissin Foods Holdings Co., Ltd.	7,500	338,466
Toyo Suisan Kaisha Ltd.(a)	12,000	400,967
Yakult Honsha Co., Ltd.	11,800	592,331
Yamazaki Baking Co., Ltd.	16,000	189,183

		4,303,746

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	240,000	907,076
Toho Gas Co., Ltd.	58,000	315,142
Tokyo Gas Co., Ltd.	303,000	1,536,407

		2,758,625

Health Care Equipment & Supplies 0.1%
Olympus Corp.*	31,100	993,045
Sysmex Corp.	18,800	599,389
Terumo Corp.	38,600	840,758

		2,433,192

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	397,780
Medipal Holdings Corp.	20,200	309,316
Miraca Holdings, Inc.	7,700	337,310
Suzuken Co., Ltd.(a)	9,200	355,890

		1,400,296

Health Care Technology 0.0%†
M3, Inc.	18,600	305,031

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,326	250,723
Oriental Land Co., Ltd.	6,500	988,140

		1,238,863

Household Durables 0.5%
Casio Computer Co., Ltd.	28,200	333,436
Iida Group Holdings Co. Ltd.	15,700	217,395
Nikon Corp.(a)	43,500	700,797
Panasonic Corp.	286,200	3,254,979
Rinnai Corp.	4,400	387,033
Sekisui Chemical Co., Ltd.	54,000	560,857
Sekisui House Ltd.	70,000	865,765
Sharp Corp.*(a)	201,000	612,128
Sony Corp.(a)	134,900	2,569,469

		9,501,859

Household Products 0.0%†
Unicharm Corp.(a)	14,200	757,665

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	14,000	393,756

Industrial Conglomerates 0.1%
Toshiba Corp.	526,000	2,229,489

Information Technology Services 0.2%
Fujitsu Ltd.	238,000	1,438,597
Itochu Techno-Solutions Corp.	3,400	143,593
Nomura Research Institute Ltd.	13,600	429,031
NTT Data Corp.	15,700	609,269
Otsuka Corp.	2,400	313,038

		2,933,528

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	111,000	1,614,724
MS&AD Insurance Group Holdings	63,941	1,463,687
NKSJ Holdings, Inc.	42,450	1,089,879
Sony Financial Holdings, Inc.	23,900	390,810
T&D Holdings, Inc.	72,800	866,437
Tokio Marine Holdings, Inc.	88,900	2,666,146

		8,091,683

Internet & Catalog Retail 0.1%
Rakuten, Inc.(a)	92,700	1,238,253

Internet Software & Services 0.1%
Dena Co., Ltd.(a)	14,000	252,891
Gree, Inc.	12,900	142,605
Kakaku.com, Inc.	17,600	286,136
Yahoo Japan Corp.(a)	180,900	886,218

		1,567,850

Leisure Products 0.2%
Namco Bandai Holdings, Inc.	24,100	571,646
Sankyo Co., Ltd.(a)	6,700	281,978
Sega Sammy Holdings, Inc.	24,400	547,751
Shimano, Inc.	9,900	995,809
Yamaha Corp.	18,800	241,801

		2,638,985

Machinery 1.1%
Amada Co., Ltd.	43,000	302,528
FANUC Corp.	24,900	4,402,122
Hino Motors Ltd.	31,000	459,116
Hitachi Construction Machinery Co., Ltd.(a)	14,700	282,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Machinery (continued)
IHI Corp.	164,000	$690,035
Japan Steel Works Ltd. (The)	44,000	197,586
JTEKT Corp.	24,200	359,247
Kawasaki Heavy Industries Ltd.	177,000	652,105
Komatsu Ltd.	120,700	2,530,423
Kubota Corp.	136,000	1,807,514
Kurita Water Industries Ltd.	13,300	288,762
Makita Corp.	14,100	776,256
Mitsubishi Heavy Industries Ltd.	398,000	2,302,977
Nabtesco Corp.	15,200	350,846
NGK Insulators Ltd.	35,000	730,160
NSK Ltd.	60,000	615,447
SMC Corp.	6,800	1,793,384
Sumitomo Heavy Industries Ltd.	66,000	268,437
THK Co., Ltd.	13,500	302,634

		19,112,052

Marine 0.1%
Mitsui OSK Lines Ltd.	145,000	564,007
Nippon Yusen KK	214,000	621,525

		1,185,532

Media 0.1%
Dentsu, Inc.	27,901	1,056,556
Hakuhodo DY Holdings, Inc.	27,000	188,045
Toho Co., Ltd.	15,900	318,681

		1,563,282

Metals & Mining 0.4%
Daido Steel Co., Ltd.(a)	38,000	190,027
Hitachi Metals Ltd.	25,000	356,115
JFE Holdings, Inc.	62,800	1,180,050
Kobe Steel Ltd.	395,000	524,185
Maruichi Steel Tube Ltd.	6,400	165,627
Mitsubishi Materials Corp.	137,000	388,259
Nippon Steel & Sumitomo Metal Corp.	992,440	2,708,147
Sumitomo Metal Mining Co., Ltd.	66,000	827,237
Yamato Kogyo Co., Ltd.(a)	5,700	178,702

		6,518,349

Multiline Retail 0.1%
Don Quijote Holdings Co. Ltd.	6,700	345,912
Isetan Mitsukoshi Holdings Ltd.	43,960	542,285
J. Front Retailing Co., Ltd.	58,400	401,901
Marui Group Co., Ltd.	31,200	267,696
Takashimaya Co., Ltd.	36,000	336,961

		1,894,755

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,400	255,078
INPEX Corp.	114,400	1,485,515
Japan Petroleum Exploration Co.	3,900	129,851
JX Holdings, Inc.	284,589	1,372,014
Showa Shell Sekiyu KK	24,400	217,871
TonenGeneral Sekiyu KK	41,000	361,763

		3,822,092

Paper & Forest Products 0.0%†
Oji Holdings Corp.(a)	107,000	478,599

Personal Products 0.2%
Kao Corp.	65,800	2,330,238
Shiseido Co., Ltd.	45,100	794,605

		3,124,843

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	282,000	3,348,065
Chugai Pharmaceutical Co., Ltd.	28,700	733,064
Daiichi Sankyo Co., Ltd.(a)	85,900	1,447,454
Dainippon Sumitomo Pharma Co., Ltd.	21,000	333,363
Eisai Co., Ltd.(a)	33,500	1,302,213
Hisamitsu Pharmaceutical Co., Inc.(a)	7,800	351,997
Kyowa Hakko Kirin Co., Ltd.	30,000	319,662
Mitsubishi Tanabe Pharma Corp.	30,900	432,386
Ono Pharmaceutical Co., Ltd.	11,000	956,252
Otsuka Holdings Co., Ltd.	48,100	1,438,924
Santen Pharmaceutical Co., Ltd.	9,100	402,649
Shionogi & Co., Ltd.	38,900	719,144
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	330,209
Takeda Pharmaceutical Co., Ltd.	102,300	4,842,083
Tsumura & Co.(a)	8,400	201,843

		17,159,308

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	327,134
Japan Real Estate Investment Corp.(a)	162	815,209
Japan Retail Fund Investment Corp.	287	565,607
Nippon Building Fund, Inc.	174	910,507
Nippon Prologis REIT, Inc.	160	322,971
United Urban Investment Corp.	299	439,971

		3,381,399

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	14,630	374,814
Daito Trust Construction Co., Ltd.	9,100	842,915
Daiwa House Industry Co., Ltd.	76,000	1,290,346
Hulic Co., Ltd.	36,000	494,168
Mitsubishi Estate Co., Ltd.	161,000	3,823,051
Mitsui Fudosan Co., Ltd.	109,000	3,325,396
Nomura Real Estate Holdings, Inc.	16,200	310,187
NTT Urban Development Corp.	14,700	138,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Real Estate Management & Development (continued)
Sumitomo Realty & Development Co., Ltd.	47,000	$1,839,524
Tokyo Tatemono Co., Ltd.	54,000	462,691
Tokyu Fudosan Holdings Corp.	64,400	480,226

		13,381,678

Road & Rail 0.7%
Central Japan Railway Co.	18,800	2,196,047
East Japan Railway Co.	42,776	3,150,775
Hankyu Hanshin Holdings, Inc.	144,000	783,376
Keikyu Corp.(a)	58,000	489,088
Keio Corp.	71,000	494,326
Keisei Electric Railway Co., Ltd.	33,000	286,047
Kintetsu Corp.(a)	244,000	867,633
Nippon Express Co., Ltd.	105,000	513,521
Odakyu Electric Railway Co., Ltd.	81,000	697,226
Tobu Railway Co., Ltd.	136,000	656,668
Tokyu Corp.	144,000	879,979
West Japan Railway Co.	21,800	889,796

		11,904,482

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.(a)	21,000	227,076
Rohm Co., Ltd.	11,700	522,433
Sumco Corp.(a)	15,700	121,637
Tokyo Electron Ltd.	22,100	1,373,528

		2,244,674

Software 0.2%
GungHo Online Entertainment, Inc.(a)	45,000	244,619
Konami Corp.(a)	12,900	297,644
Nexon Co., Ltd.	16,000	134,370
Nintendo Co., Ltd.	13,500	1,613,786
Oracle Corp. Japan	5,200	235,790
Trend Micro, Inc.	12,900	398,563

		2,924,772

Specialty Retail 0.2%
ABC-Mart, Inc.	3,600	156,175
Fast Retailing Co., Ltd.(a)	6,800	2,459,493
Nitori Holdings Co., Ltd.	9,300	403,584
Sanrio Co., Ltd.(a)	6,100	205,905
Shimamura Co., Ltd.(a)	2,800	242,295
USS Co., Ltd.	29,300	411,604
Yamada Denki Co., Ltd.(a)	115,400	384,625

		4,263,681

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	28,100	392,901
Canon, Inc.	147,000	4,562,267
Konica Minolta, Inc.	62,000	580,049
NEC Corp.	365,000	1,121,151
Ricoh Co., Ltd.	84,000	973,796
Seiko Epson Corp.	16,800	524,945

		8,155,109

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	412,830

Tobacco 0.3%
Japan Tobacco, Inc.	140,700	4,416,209

Trading Companies & Distributors 0.8%
ITOCHU Corp.	197,000	2,304,984
Marubeni Corp.(a)	209,000	1,403,048
Mitsubishi Corp.	179,100	3,322,273
Mitsui & Co., Ltd.(a)	225,500	3,187,119
Sojitz Corp.	149,300	254,525
Sumitomo Corp.	145,000	1,843,758
Toyota Tsusho Corp.	27,100	687,366

		13,003,073

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	27,000	262,332
Mitsubishi Logistics Corp.(a)	14,000	194,508

		456,840

Wireless Telecommunication Services 1.0%
KDDI Corp.	69,700	4,047,130
NTT DOCOMO, Inc.	198,400	3,126,286
SoftBank Corp.	124,100	9,378,021

		16,551,437

		335,245,729

JERSEY, CHANNEL ISLANDS 0.0%†

Metals & Mining 0.0%†
Randgold Resources Ltd.	11,066	830,652

LUXEMBOURG 0.4%

Energy Equipment & Services 0.1%
Tenaris SA	62,899	1,389,893

Media 0.1%
RTL Group SA	4,719	537,447
SES SA, FDR	38,485	1,435,860

		1,973,307

Metals & Mining 0.1%
ArcelorMittal	128,444	2,072,970

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	8,396	855,151

		6,291,321

MACAU 0.2%

Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	116,800	412,660
Sands China Ltd.	307,100	2,303,232
Wynn Macau Ltd.	206,400	859,075

		3,574,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
MEXICO 0.0%†

Metals & Mining 0.0%†
Fresnillo PLC	24,155	$340,511

NETHERLANDS 4.6%

Air Freight & Logistics 0.0%†
TNT Express NV	56,211	551,487

Beverages 0.2%
Heineken Holding NV	12,691	819,462
Heineken NV	30,243	2,104,533

		2,923,995

Chemicals 0.2%
Akzo Nobel NV	30,798	2,511,897
Koninklijke DSM NV	19,333	1,326,005

		3,837,902

Construction & Engineering 0.1%
Koninklijke Boskalis Westminster NV	10,330	568,551
OCI*	11,887	539,348

		1,107,899

Diversified Financial Services 0.4%
ING Groep NV, CVA*	492,318	7,001,593

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV*	422,535	1,491,583
Ziggo NV	19,477	864,964

		2,356,547

Energy Equipment & Services 0.0%†
Fugro NV, CVA	8,744	537,259

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	121,074	2,431,617

Food Products 0.5%
Unilever NV, CVA	210,650	8,665,005

Industrial Conglomerates 0.3%
Koninklijke Philips NV	120,952	4,254,990

Insurance 0.2%
Aegon NV	236,309	2,176,670
Delta Lloyd NV	24,116	668,541

		2,845,211

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	29,540	620,497

Machinery 0.1%
CNH Industrial NV*	125,040	1,439,071

Media 0.2%
Reed Elsevier NV	90,372	1,955,339
Wolters Kluwer NV	38,133	1,075,017

		3,030,356

Oil, Gas & Consumable Fuels 1.8%
Koninklijke Vopak NV	9,121	509,108
Royal Dutch Shell PLC, Class A	497,213	18,167,066
Royal Dutch Shell PLC, Class B	318,656	12,440,461

		31,116,635

Professional Services 0.1%
Randstad Holding NV	16,722	978,717

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,779	446,717

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	45,695	4,253,447

Software 0.1%
Gemalto NV	9,995	1,164,962

		79,563,907

NEW ZEALAND 0.1%

Construction Materials 0.1%
Fletcher Building Ltd.	91,194	754,402

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	243,608	516,554

Electric Utilities 0.0%†
Contact Energy Ltd.(a)	53,701	248,035

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.(a)	43,612	331,580

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	125,579	415,472

		2,266,043

NORWAY 0.7%

Banks 0.1%
DNB ASA	125,796	2,185,878

Chemicals 0.1%
Yara International ASA	23,154	1,025,577

Diversified Telecommunication Services 0.1%
Telenor ASA	87,737	1,941,868

Energy Equipment & Services 0.0%†
Aker Solutions ASA	21,944	341,527

Food Products 0.1%
Orkla ASA	95,956	818,036

Insurance 0.0%†
Gjensidige Forsikring ASA	27,778	564,003

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NORWAY (continued)

Metals & Mining 0.1%
Norsk Hydro ASA	181,561	$903,997

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	144,545	4,078,297

		11,859,183

PORTUGAL 0.2%

Banks 0.0%†
Banco Espirito Santo SA REG*	251,131	470,286

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG(a)	75,071	319,528

Electric Utilities 0.1%
EDP - Energias de Portugal SA	255,165	1,184,638

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	32,647	547,840

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	45,061	777,832

		3,300,124

SINGAPORE 1.4%

Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	193,000	587,191

Airlines 0.0%†
Singapore Airlines Ltd.	65,866	548,773

Banks 0.5%
DBS Group Holdings Ltd.	221,500	2,853,815
Oversea-Chinese Banking Corp., Ltd.(b)	335,000	2,532,674
United Overseas Bank Ltd.	165,000	2,846,157

		8,232,646

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,000	469,201

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	111,000	613,409

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,038,850	3,019,643

Food & Staples Retailing 0.0%†
Olam International Ltd.	169,600	300,319

Food Products 0.1%
Golden Agri-Resources Ltd.	938,612	429,417
Wilmar International Ltd.	241,294	664,881

		1,094,298

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	768,296	817,092

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	191,400	1,660,519
Sembcorp Industries Ltd.	120,000	524,908

		2,185,427

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	100,800	324,996

Media 0.1%
Singapore Press Holdings Ltd.(a)	208,000	695,086

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,466	459,838
CapitaCommercial Trust(a)	252,000	298,335
CapitaMall Trust	313,200	471,250

		1,229,423

Real Estate Management & Development 0.2%
CapitaLand Ltd.(a)	324,097	746,461
CapitaMalls Asia Ltd.(a)	174,300	248,498
City Developments Ltd.	52,000	418,485
Global Logistic Properties Ltd.	400,000	844,175
Keppel Land Ltd.	82,538	220,948
UOL Group Ltd.	62,000	309,191

		2,787,758

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	268,000	423,925

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U(a)	638,000	414,815

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	272,586

		24,016,588

SPAIN 3.4%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria SA	746,378	8,974,608
Banco de Sabadell SA	453,870	1,403,174
Banco Popular Espanol SA	211,437	1,598,787
Banco Santander SA	1,494,209	14,263,962
Bankia SA*	527,195	1,114,123
CaixaBank SA	220,067	1,416,583

		28,771,237

Biotechnology 0.1%
Grifols SA	18,747	1,027,384

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	22,617	889,264
Ferrovial SA	50,936	1,104,179

		1,993,443

Diversified Telecommunication Services 0.5%
Telefonica SA	525,206	8,322,804

Electric Utilities 0.3%
Iberdrola SA	623,587	4,363,529
Red Electrica Corp. SA	13,452	1,093,852

		5,457,381

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	75,550	690,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)

Gas Utilities 0.1%
Enagas SA	25,271	$768,751
Gas Natural SDG SA	46,566	1,310,062

		2,078,813

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	49,082	2,039,608

Insurance 0.0%†
Mapfre SA	130,909	552,370

Machinery 0.0%†
Zardoya Otis SA	20,901	356,232

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	112,988	2,885,647

Specialty Retail 0.2%
Industria de Diseno Textil SA	28,402	4,261,131

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	48,308	1,104,085

		59,541,022

SWEDEN 3.2%

Banks 0.9%
Nordea Bank AB	389,820	5,529,834
Skandinaviska Enskilda Banken AB, Class A(a)	196,852	2,704,213
Svenska Handelsbanken AB, Class A(a)	64,583	3,245,398
Swedbank AB, Class A	117,935	3,166,051

		14,645,496

Building Products 0.1%
Assa Abloy AB, Class B	43,698	2,327,648

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	38,088	441,110

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B(a)	390,659	5,210,352

Construction & Engineering 0.1%
Skanska AB, Class B(a)	47,711	1,124,710

Diversified Financial Services 0.2%
Industrivarden AB, Class C	14,220	275,683
Investment AB Kinnevik, Class B	29,833	1,102,061
Investor AB, Class B	58,370	2,114,313

		3,492,057

Diversified Telecommunication Services 0.1%
TeliaSonera AB	310,644	2,346,106

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	29,759	1,011,765

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B(a)	45,873	610,683
Getinge AB, Class B(a)	25,407	717,325

		1,328,008

Household Durables 0.1%
Electrolux AB Series B(a)	30,263	662,625
Husqvarna AB, Class B	53,842	375,934

		1,038,559

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	76,772	2,261,023

Machinery 0.7%
Alfa Laval AB	39,439	1,068,341
Atlas Copco AB, Class A	86,445	2,495,555
Atlas Copco AB, Class B	50,451	1,381,918
Sandvik AB(a)	137,424	1,943,742
Scania AB, Class B	40,394	1,188,830
SKF AB, Class B	50,691	1,297,944
Volvo AB, Class B	194,392	3,090,119

		12,466,449

Metals & Mining 0.0%†
Boliden AB	33,493	510,050

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	27,662	569,437

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	123,004	5,246,152

Tobacco 0.1%
Swedish Match AB	25,958	849,778

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	42,709	530,256

		55,398,956

SWITZERLAND 9.8%

Beverages 0.0%†
Coca-Cola HBC AG, ADR	25,385	631,325

Biotechnology 0.1%
Actelion Ltd. REG*	12,973	1,229,431

Building Products 0.1%
Geberit AG REG	4,825	1,581,047

Capital Markets 1.0%
Credit Suisse Group AG REG*	194,253	6,287,597
Julius Baer Group Ltd.*	28,917	1,284,226
Partners Group Holding AG	2,247	631,153
UBS AG REG*	470,932	9,745,164

		17,948,140

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,002	378,669
Givaudan SA REG*	1,185	1,832,901
Sika AG	288	1,178,077
Syngenta AG REG	11,955	4,538,421

		7,928,068

Construction Materials 0.1%
Holcim Ltd. REG*	29,827	2,472,039

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	329,284

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,059	1,879,374

Electrical Equipment 0.4%
ABB Ltd. REG*	284,043	7,337,111

Energy Equipment & Services 0.1%
Transocean Ltd.	47,158	1,944,319

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)

Food Products 2.0%
Aryzta AG*	10,812	$956,054
Barry Callebaut AG REG*	320	431,554
Lindt & Spruengli AG REG	13	765,398
Lindt & Spruengli AG - Participation Certificate	120	594,808
Nestle SA REG	415,325	31,261,370

		34,009,184

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	6,543	957,220

Insurance 0.7%
Baloise Holding AG REG	5,910	743,957
Swiss Life Holding AG REG*	4,297	1,056,706
Swiss Re AG*	45,648	4,236,781
Zurich Insurance Group AG*	19,160	5,884,319

		11,921,763

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,956	709,750

Machinery 0.1%
Schindler Holding AG REG	2,819	414,045
Schindler Holding AG - Participation Certificate	5,763	849,599
Sulzer AG REG	2,946	405,393

		1,669,037

Marine 0.1%
Kuehne + Nagel International AG REG	6,795	950,918

Metals & Mining 0.4%
Glencore Xstrata PLC*	1,362,944	7,030,447

Pharmaceuticals 3.0%
Novartis AG REG	296,252	25,154,142
Roche Holding AG	90,484	27,214,310

		52,368,452

Professional Services 0.2%
Adecco SA REG*	16,889	1,405,608
SGS SA REG	704	1,736,256

		3,141,864

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,259	617,290

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	83,725	775,873

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA REG	66,913	6,392,745
Swatch Group AG (The) REG	5,335	618,670
Swatch Group AG (The) - Bearer Shares	4,027	2,526,272

		9,537,687

Trading Companies & Distributors 0.1%
Wolseley PLC	33,776	1,924,462

		168,894,085

UNITED KINGDOM 18.0%

Aerospace & Defense 0.5%
BAE Systems PLC	411,351	2,857,656
Cobham PLC	132,373	660,852
Meggitt PLC	99,616	798,911
Rolls-Royce Holdings PLC*	243,883	4,365,837

		8,683,256

Air Freight & Logistics 0.0%†
Royal Mail PLC*	83,589	785,714

Airlines 0.1%
easyJet PLC	20,730	593,272
International Consolidated Airlines Group SA*	131,628	918,505

		1,511,777

Auto Components 0.1%
GKN PLC	208,042	1,355,555

Banks 2.8%
Barclays PLC	1,973,712	7,680,667
HSBC Holdings PLC	2,414,627	24,449,109
Lloyds Banking Group PLC*	6,440,428	8,057,100
Royal Bank of Scotland Group PLC*	283,830	1,472,567
Standard Chartered PLC	314,575	6,577,958

		48,237,401

Beverages 0.9%
Diageo PLC	323,988	10,062,777
SABMiller PLC	123,519	6,176,228

		16,239,005

Capital Markets 0.2%
3i Group PLC	122,291	812,140
Aberdeen Asset Management PLC	119,573	779,328
Hargreaves Lansdown PLC	29,315	713,126
ICAP PLC	67,785	427,212
Investec PLC	75,189	608,679
Schroders PLC	13,753	596,460

		3,936,945

Chemicals 0.1%
Croda International PLC	16,864	717,171
Johnson Matthey PLC	26,201	1,430,545

		2,147,716

Commercial Services & Supplies 0.2%
Aggreko PLC	34,155	855,652
Babcock International Group PLC	45,228	1,015,662
G4S PLC	191,464	772,533
Serco Group PLC	62,048	435,496

		3,079,343

Containers & Packaging 0.0%†
Rexam PLC	100,033	812,882

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,018	756,619

Diversified Telecommunication Services 0.4%
BT Group PLC	1,020,279	6,488,701
Inmarsat PLC	59,841	725,441

		7,214,142

Electric Utilities 0.2%
SSE PLC	124,948	3,060,485

Energy Equipment & Services 0.1%
AMEC PLC	36,814	689,477

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Energy Equipment & Services (continued)
Petrofac Ltd.	32,382	$777,266
Subsea 7 SA	34,998	649,503

		2,116,246

Food & Staples Retailing 0.4%
J Sainsbury PLC	154,850	816,589
Tesco PLC	1,037,829	5,118,697
WM Morrison Supermarkets PLC	282,520	1,004,568

		6,939,854

Food Products 0.6%
Associated British Foods PLC	46,447	2,155,245
Tate & Lyle PLC	58,880	655,779
Unilever PLC	164,407	7,031,622

		9,842,646

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	116,682	1,772,154

Hotels, Restaurants & Leisure 0.4%
Compass Group PLC	232,042	3,543,004
InterContinental Hotels Group PLC	33,099	1,065,460
Tui Travel PLC	57,012	416,609
Whitbread PLC	23,835	1,654,421
William Hill PLC	111,872	636,491

		7,315,985

Household Durables 0.1%
Persimmon PLC*	39,276	882,210

Household Products 0.4%
Reckitt Benckiser Group PLC	83,109	6,782,108

Industrial Conglomerates 0.1%
Smiths Group PLC	49,907	1,060,407

Insurance 1.1%
Admiral Group PLC	24,165	575,395
Aviva PLC	383,023	3,056,022
Direct Line Insurance Group PLC	136,654	541,319
Legal & General Group PLC	757,949	2,587,731
Old Mutual PLC	626,821	2,104,273
Prudential PLC	328,597	6,957,863
RSA Insurance Group PLC	483,260	721,475
Standard Life PLC	301,022	1,896,510

		18,440,588

Internet & Catalog Retail 0.0%†
ASOS PLC*	6,975	602,921

Machinery 0.2%
IMI PLC	36,147	879,592
Melrose Industries PLC	139,255	690,120
Weir Group PLC (The)	27,027	1,143,113

		2,712,825

Media 0.7%
British Sky Broadcasting Group PLC	131,824	2,006,504
ITV PLC	491,728	1,571,081
Pearson PLC	105,239	1,868,372
Reed Elsevier PLC	150,352	2,297,604
WPP PLC	171,538	3,544,338

		11,287,899

Metals & Mining 1.3%
Anglo American PLC	181,392	4,635,422
Antofagasta PLC	48,942	682,824
BHP Billiton PLC	270,905	8,365,188
Rio Tinto PLC	164,481	9,172,737

		22,856,171

Multiline Retail 0.2%
Marks & Spencer Group PLC	212,061	1,596,378
Next PLC	20,062	2,207,838

		3,804,216

Multi-Utilities 0.6%
Centrica PLC	653,283	3,594,006
National Grid PLC	482,290	6,627,435

		10,221,441

Oil, Gas & Consumable Fuels 1.7%
BG Group PLC	440,498	8,223,794
BP PLC	2,365,294	19,005,266
Tullow Oil PLC	116,798	1,459,614

		28,688,674

Pharmaceuticals 1.6%
AstraZeneca PLC	161,248	10,453,227
GlaxoSmithKline PLC	626,141	16,696,256

		27,149,483

Professional Services 0.1%
Capita PLC	84,452	1,544,202
Intertek Group PLC	20,646	1,059,997

		2,604,199

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	125,250	1,366,640
Hammerson PLC	87,978	813,334
Intu Properties PLC	95,359	448,703
Land Securities Group PLC	101,458	1,729,152
Segro PLC	97,198	538,502

		4,896,331

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	181,193	3,060,039

Software 0.1%
Sage Group PLC (The)	141,596	987,610

Specialty Retail 0.1%
Kingfisher PLC	311,994	2,193,562

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	56,749	1,319,376

Tobacco 1.1%
British American Tobacco PLC	243,287	13,571,944
Imperial Tobacco Group PLC	125,156	5,061,010

		18,632,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Trading Companies & Distributors 0.1%
Bunzl PLC	41,584	$1,108,746
Travis Perkins PLC	31,752	999,800

		2,108,546

Water Utilities 0.1%
Severn Trent PLC	29,808	906,978
United Utilities Group PLC	87,147	1,146,347

		2,053,325

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,413,997	12,554,369

		310,706,979

UNITED STATES 0.1%

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	23,272	889,100

Total Common Stocks (cost $1,315,042,013)		1,692,270,876

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%

Automobiles 0.4%
Bayerische Motoren Werke AG	6,881	650,144
Porsche Automobil Holding SE	19,373	1,991,687
Volkswagen AG	18,582	4,818,234

		7,460,065

Chemicals 0.0%†
Fuchs Petrolub SE - Preference Shares	4,641	466,274

Household Products 0.2%
Henkel AG & Co. KGaA	23,018	2,477,709

Total Preferred Stocks (cost $5,371,441)		10,404,048

Rights 0.1%

	Number of Rights	Market Value
HONG KONG 0.0%†

Real Estate Management & Development 0.0%†
New World Development Co., Ltd., expiring on 04/24/20*(b)	162,731	33,568

SPAIN 0.1%

Banks 0.1%
Banco Bilbao Vizcaya Argentaria SA, expiring on 04/14/14*	746,378	174,802

UNITED KINGDOM 0.0%†

Insurance 0.0%†
RSA Insurance Group PLC, expiring on 04/09/14*	181,222	101,212

Real Estate Investment Trusts (REITs) 0.0%†
Intu Properties PLC, expiring on 04/17/14*	27,245	43,150

		144,362

Total Rights (cost $—)		352,732

Mutual Fund 0.0%

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	843,275	843,275

Total Mutual Fund (cost $843,275)		843,275

Repurchase Agreements 4.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $3,000,004, collateralized by U.S. Government Agency Securities, ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $3,060,036.(d)	$3,000,000	3,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14, repurchase price $75,838,254, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $77,354,849.(d)	$75,838,085	$75,838,085

Total Repurchase Agreements (cost $78,838,085)		78,838,085

Total Investments (cost $1,400,094,814) (e) — 103.3%		1,782,709,016
Liabilities in excess of other assets — (3.3)%		(56,253,813)

NET ASSETS — 100.0%		$1,726,455,203

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $75,105,547.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $78,838,085.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,451,358,433, tax unrealized appreciation and depreciation were $399,847,037 and $(68,496,454), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CH	Switzerland
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SC	Cooperative limited liability company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
171	DJ Euro Stoxx 50	06/20/14	$7,302,923	$242,286
67	FTSE 100 Index	06/20/14	7,309,027	43,476
65	SGX Nikkei 225 Index	06/12/14	4,638,134	(34,500)
25	SPI 200 Index	06/19/14	3,125,917	24,535

			$22,376,001	$275,797

At March 31, 2014, the Fund has $1,451,340 segregated in foreign currency as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$19,194,802	$—	$19,194,802
Air Freight & Logistics	—	7,121,303	—	7,121,303
Airlines	199,954	4,093,535	—	4,293,489
Auto Components	—	20,408,231	—	20,408,231
Automobiles	—	59,608,625	—	59,608,625
Banks	—	229,943,092	—	229,943,092
Beverages	631,325	39,695,441	—	40,326,766
Biotechnology	—	7,621,119	—	7,621,119
Building Products	—	10,970,645	—	10,970,645
Capital Markets	—	35,807,945	—	35,807,945
Chemicals	—	56,817,914	—	56,817,914
Commercial Services & Supplies	—	9,412,966	—	9,412,966
Communications Equipment	—	6,648,958	—	6,648,958
Construction & Engineering	—	13,724,845	—	13,724,845
Construction Materials	—	11,585,399	—	11,585,399
Consumer Finance	—	886,911	—	886,911
Containers & Packaging	—	2,623,161	—	2,623,161
Distributors	—	469,201	—	469,201
Diversified Consumer Services	—	378,659	—	378,659
Diversified Financial Services	—	23,888,595	—	23,888,595
Diversified Telecommunication Services	—	53,895,093	—	53,895,093
Electric Utilities	—	27,595,144	—	27,595,144
Electrical Equipment	—	24,234,076	—	24,234,076
Electronic Equipment, Instruments & Components	—	20,596,849	—	20,596,849
Energy Equipment & Services	—	10,892,901	—	10,892,901
Food & Staples Retailing	—	33,829,787	—	33,829,787
Food Products	—	65,687,868	—	65,687,868
Gas Utilities	—	8,630,732	—	8,630,732
Health Care Equipment & Supplies	—	10,937,899	—	10,937,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$—	$7,943,697	$—	$7,943,697
Health Care Technology	—	305,031	—	305,031
Hotels, Restaurants & Leisure	—	21,554,410	—	21,554,410
Household Durables	—	11,422,628	—	11,422,628
Household Products	—	11,526,947	—	11,526,947
Independent Power and Renewable Electricity Producers	—	1,006,967	—	1,006,967
Industrial Conglomerates	—	27,748,584	—	27,748,584
Information Technology Services	—	7,929,458	—	7,929,458
Insurance	—	89,334,832	—	89,334,832
Internet & Catalog Retail	—	1,841,174	—	1,841,174
Internet Software & Services	—	2,174,872	—	2,174,872
Leisure Products	—	2,638,985	—	2,638,985
Life Sciences Tools & Services	—	1,330,247	—	1,330,247
Machinery	—	44,734,797	—	44,734,797
Marine	—	4,965,217	—	4,965,217
Media	—	25,350,403	—	25,350,403
Metals & Mining	—	63,337,477	—	63,337,477
Multiline Retail	—	5,939,770	—	5,939,770
Multi-Utilities	—	24,750,146	—	24,750,146
Oil, Gas & Consumable Fuels	—	106,645,153	—	106,645,153
Paper & Forest Products	—	2,354,295	—	2,354,295
Personal Products	—	9,521,727	—	9,521,727
Pharmaceuticals	—	151,332,682	—	151,332,682
Professional Services	—	10,917,201	—	10,917,201
Real Estate Investment Trusts (REITs)	—	24,962,986	—	24,962,986
Real Estate Management & Development	—	30,923,607	—	30,923,607
Road & Rail	—	15,594,494	—	15,594,494
Semiconductors & Semiconductor Equipment	—	12,318,035	—	12,318,035
Software	—	15,953,124	—	15,953,124
Specialty Retail	—	15,964,526	—	15,964,526
Technology Hardware, Storage & Peripherals	—	11,729,305	—	11,729,305
Textiles, Apparel & Luxury Goods	—	26,679,545	—	26,679,545
Tobacco	—	23,898,941	—	23,898,941
Trading Companies & Distributors	—	19,606,787	—	19,606,787
Transportation Infrastructure	—	7,182,727	—	7,182,727
Water Utilities	—	2,053,325	—	2,053,325
Wireless Telecommunication Services	—	30,763,799	—	30,763,799

Total Common Stocks	$831,279	$1,691,439,597	$—	$1,692,270,876

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Futures Contracts	$310,297	$—	$—	$310,297
Mutual Fund	843,275	—	—	843,275
Preferred Stocks	—	10,404,048	—	10,404,048
Repurchase Agreements	—	78,838,085	—	78,838,085
Rights	—	352,732	—	352,732

Total Assets	$1,984,851	$1,781,034,462	$—	$1,783,019,313

Liabilities:
Futures Contracts	(34,500)	—	—	(34,500)

Total Liabilities	$(34,500)	$—	$—	$(34,500)

Total	$1,950,351	$1,781,034,462	$—	$1,782,984,813

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/13	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	(598,393)	(598,393)
Change in Unrealized Appreciation/(Depreciation)	598,393	598,393
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/14	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT International Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Futures Contracts
Equity and currency risk	Unrealized appreciation from futures contracts	$310,297

Total		$310,297

Liabilities:		Fair Value
Futures Contracts
Equity and currency risk	Unrealized depreciation from futures contracts	$(34,500)

Total		$(34,500)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.1%
NVIT International Index Fund, Class Y(a)	10,465,214	$104,338,188
NVIT Mid Cap Index Fund, Class Y(a)	2,076,971	52,235,812
NVIT S&P 500 Index Fund, Class Y(a)	10,628,153	139,122,526
NVIT Small Cap Index Fund, Class Y(a)	2,452,011	34,769,512

Total Equity Funds (cost $233,335,215)		330,466,038

Fixed Income Fund 5.0%
NVIT Bond Index Fund, Class Y(a)	1,648,704	17,377,343

Total Fixed Income Fund (cost $17,470,496)		17,377,343

Total Mutual Funds (cost $250,805,711)		347,843,381

Total Investments (cost $250,805,711) (b) — 100.1%		347,843,381
Liabilities in excess of other assets — (0.1)%		(192,507)

NET ASSETS — 100.0%		$347,650,874

(a)	Investment in affiliate.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $261,769,120, tax unrealized appreciation and depreciation were $86,177,919 and $(103,658), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 90.0%

	Shares	Market Value
Equity Funds 48.4%
NVIT International Index Fund, Class Y(a)	13,627,547	$135,866,648
NVIT Mid Cap Index Fund, Class Y(a)	3,512,733	88,345,234
NVIT S&P 500 Index Fund, Class Y(a)	21,044,098	275,467,243
NVIT Small Cap Index Fund, Class Y(a)	3,055,540	43,327,551

Total Equity Funds (cost $393,562,130)		543,006,676

Fixed Income Funds 41.6%
NVIT Bond Index Fund, Class Y(a)	27,387,821	288,667,632
NVIT Enhanced Income Fund, Class Y(a)	8,226,348	80,289,152
NVIT Short Term Bond Fund, Class Y(a)	9,318,638	97,938,884

Total Fixed Income Funds (cost $473,542,718)		466,895,668

Total Mutual Funds (cost $867,104,848)		1,009,902,344

Fixed Contract 10.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$112,031,464	112,031,464

Total Fixed Contract (cost $112,031,464)		112,031,464

Total Investments (cost $979,136,312) (d) — 100.0%		1,121,933,808
Liabilities in excess of other assets — 0.0%†		(529,245)

NET ASSETS — 100.0%		$1,121,404,563

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $979,320,175, tax unrealized appreciation and depreciation were $149,268,513 and $(6,654,880), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$112,031,464	$112,031,464
Mutual Funds	1,009,902,344	—	—	1,009,902,344

Total	$1,009,902,344	$—	$112,031,464	$1,121,933,808

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$111,085,255	$111,085,255
Interest Income from Affiliates	946,209	946,209
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	(—)	(—)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/14	$112,031,464	$112,031,464

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$112,031,464	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 93.4%

	Shares	Market Value
Equity Funds 71.2%
NVIT International Index Fund, Class Y(a)	29,944,215	$298,543,820
NVIT Mid Cap Index Fund, Class Y(a)	6,792,172	170,823,120
NVIT S&P 500 Index Fund, Class Y(a)	38,161,961	499,540,063
NVIT Small Cap Index Fund, Class Y(a)	6,679,052	94,708,956

Total Equity Funds (cost $767,460,111)		1,063,615,959

Fixed Income Funds 22.2%
NVIT Bond Index Fund, Class Y(a)	27,663,283	291,571,006
NVIT Short Term Bond Fund, Class Y(a)	3,812,863	40,073,186

Total Fixed Income Funds (cost $337,314,086)		331,644,192

Total Mutual Funds (cost $1,104,774,197)		1,395,260,151

Fixed Contract 6.6%

	Principal Amount	Market Value
Nationwide Fixed Contract,3.50%(a)(b)(c)	$98,907,768	98,907,768

Total Fixed Contract (cost $98,907,768)		98,907,768

Total Investments (cost $1,203,681,965) (d) — 100.0%		1,494,167,919
Liabilities in excess of other assets — 0.0%†		(708,580)

NET ASSETS — 100.0%		$1,493,459,339

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,203,844,354, tax unrealized appreciation and depreciation were $295,996,510 and $(5,672,945), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$98,907,768	$98,907,768
Mutual Funds	1,395,260,151	—	—	1,395,260,151

Total	$1,395,260,151	$—	$98,907,768	$1,494,167,919

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$96,607,105	$96,607,105
Interest Income from Affiliates	831,822	831,822
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	1,468,841	1,468,841
Sales	(—)	(—)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/14	$98,907,768	$98,907,768

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$98,907,768	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 78.4%

	Shares	Market Value
Equity Funds 21.1%
NVIT International Index Fund, Class Y(a)	4,154,552	$41,420,878
NVIT Mid Cap Index Fund, Class Y(a)	1,032,654	25,971,259
NVIT S&P 500 Index Fund, Class Y(a)	7,603,238	99,526,388

Total Equity Funds (cost $123,423,055)		166,918,525

Fixed Income Funds 55.3%
NVIT Bond Index Fund, Class Y(a)	30,410,744	320,529,244
NVIT Enhanced Income Fund, Class Y(a)	11,441,746	111,671,438
NVIT Short Term Bond Fund, Class Y(a)	445,616	4,683,430

Total Fixed Income Funds (cost $441,185,975)		436,884,112

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	15,979,929	15,979,929

Total Money Market Fund (cost $15,979,929)		15,979,929

Total Mutual Funds (cost $580,588,959)		619,782,566

Fixed Contract 21.6%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)(d)	$170,575,422	170,575,422

Total Fixed Contract (cost $170,575,422)		170,575,422

Total Investments (cost $751,164,381) (e) — 100.0%		790,357,988
Liabilities in excess of other assets — 0.0%†		(391,668)

NET ASSETS — 100.0%		$789,966,320

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	Fair valued security.
(d)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $751,900,637, tax unrealized appreciation and depreciation were $42,827,771 and $(4,370,420), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$170,575,422	$170,575,422
Mutual Funds	619,782,566	—	—	619,782,566

Total	$619,782,566	$—	$170,575,422	$790,357,988

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$169,193,311	$169,193,311
Interest Income from Affiliates	1,441,156	1,441,156
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	(59,045)	(59,045)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/14	$170,575,422	$170,575,422

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$170,575,422	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Mutual Funds 98.9%

	Shares	Market Value
Equity Funds 49.0%
NVIT International Index Fund, Class Y(a)	1,465,815	$14,614,175
NVIT Mid Cap Index Fund, Class Y(a)	366,149	9,208,645
NVIT S&P 500 Index Fund, Class Y(a)	2,187,679	28,636,723
NVIT Small Cap Index Fund, Class Y(a)	323,329	4,584,804

Total Equity Funds (cost $53,803,625)		57,044,347

Fixed Income Funds 46.0%
NVIT Bond Index Fund, Class Y(a)	2,850,113	30,040,191
NVIT Enhanced Income Fund, Class Y(a)	871,653	8,507,337
NVIT Short Term Bond Fund, Class Y(a)	1,422,702	14,952,593

Total Fixed Income Funds (cost $53,654,835)		53,500,121

Money Market Fund 3.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	4,526,613	4,526,613

Total Money Market Fund (cost $4,526,613)		4,526,613

Total Mutual Funds (cost $111,985,073)		115,071,081

Total Investments (cost $111,985,073) (c) — 98.9%		115,071,081
Other assets in excess of liabilities — 1.1%		1,241,657

NET ASSETS — 100.0%		$116,312,738

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	At March 31, 2014, the tax basis cost of the Fund’s investments was $112,003,365, tax unrealized appreciation and depreciation were $3,223,263 and $(155,547), respectively.

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
105	E-mini S&P 500	06/20/14	$9,789,150	$21,994
52	Mini MSCI EAFE	06/20/14	4,927,000	133,991
14	Russell 2000 Mini Future	06/20/14	1,638,700	(21,167)
24	S&P MID 400 E-Mini	06/20/14	3,299,760	7,965

			$19,654,610	$142,783

At March 31, 2014, the Fund has $956,400 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 45%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$163,950

Total		$163,950

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(21,167)

Total		$(21,167)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 98.8%

	Shares	Market Value
Equity Funds 58.3%
NVIT International Index Fund, Class Y(a)	3,370,693	$33,605,806
NVIT Mid Cap Index Fund, Class Y(a)	853,549	21,466,746
NVIT S&P 500 Index Fund, Class Y(a)	4,736,588	62,001,931
NVIT Small Cap Index Fund, Class Y(a)	751,834	10,661,007

Total Equity Funds (cost $121,592,574)		127,735,490

Fixed Income Funds 36.9%
NVIT Bond Index Fund, Class Y(a)	4,605,428	48,541,209
NVIT Enhanced Income Fund, Class Y(a)	1,027,007	10,023,592
NVIT Short Term Bond Fund, Class Y(a)	2,106,413	22,138,404

Total Fixed Income Funds (cost $80,826,625)		80,703,205

Money Market Fund 3.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	7,895,541	7,895,541

Total Money Market Fund (cost $7,895,541)		7,895,541

Total Mutual Funds (cost $210,314,740)		216,334,236

Total Investments (cost $210,314,740) (c) — 98.8%		216,334,236
Other assets in excess of liabilities — 1.2%		2,612,474

NET ASSETS — 100.0%		$218,946,710

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	At March 31, 2014, the tax basis cost of the Fund’s investments was $210,356,340, tax unrealized appreciation and depreciation were $6,102,136 and $(124,240), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Numberof Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
220	E-mini S&P 500	06/20/14	$20,510,600	$34,699
114	Mini MSCI EAFE	06/20/14	10,801,500	273,201
32	Russell 2000 Mini Future	06/20/14	3,745,600	(51,755)
49	S&P MID 400 E-Mini	06/20/14	6,737,010	15,281

			$41,794,710	$271,426

At March 31, 2014, the Fund has $2,188,200 segregated as collateral with the broker for open futures contacts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 55%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$323,181

Total		$323,181

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(51,755)

Total		$(51,755)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.2%

	Shares	Market Value
Equity Funds 63.4%
NVIT International Index Fund, Class Y(a)	55,051,278	$548,861,237
NVIT Mid Cap Index Fund, Class Y(a)	14,296,345	359,553,080
NVIT S&P 500 Index Fund, Class Y(a)	74,969,653	981,352,759
NVIT Small Cap Index Fund, Class Y(a)	13,057,570	185,156,347

Total Equity Funds (cost $1,320,567,577)		2,074,923,423

Fixed Income Funds 28.8%
NVIT Bond Index Fund, Class Y(a)	72,215,099	761,147,147
NVIT Enhanced Income Fund, Class Y(a)	15,660,621	152,847,664
NVIT Short Term Bond Fund, Class Y(a)	2,771,348	29,126,871

Total Fixed Income Funds (cost $934,368,469)		943,121,682

Total Mutual Funds (cost $2,254,936,046)		3,018,045,105

Fixed Contract 7.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$255,526,817	255,526,817

Total Fixed Contract (cost $255,526,817)		255,526,817

Total Investments (cost $2,510,462,863) (d) — 100.0%		3,273,571,922
Liabilities in excess of other assets — 0.0%†		(1,605,389)

NET ASSETS — 100.0%		$3,271,966,533

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,544,708,046, tax unrealized appreciation and depreciation were $732,467,777 and $(3,603,901), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$255,526,817	$255,526,817
Mutual Funds	3,018,045,105	—	—	3,018,045,105

Total	$3,018,045,105	$—	$255,526,817	$3,273,571,922

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$253,368,657	$253,368,657
Interest Income from Affiliates	2,158,160	2,158,160
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	(—)	(—)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/14	$255,526,817	$255,526,817

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$255,526,817	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.1%

	Shares	Market Value
Equity Funds 80.3%
NVIT International Index Fund, Class Y(a)	37,917,854	$378,041,008
NVIT Mid Cap Index Fund, Class Y(a)	7,237,087	182,012,737
NVIT S&P 500 Index Fund, Class Y(a)	40,399,693	528,831,986
NVIT Small Cap Index Fund, Class Y(a)	8,565,823	121,463,370

Total Equity Funds (cost $819,618,379)		1,210,349,101

Fixed Income Funds 16.8%
NVIT Bond Index Fund, Class Y(a)	21,021,852	221,570,323
NVIT Short Term Bond Fund, Class Y(a)	2,888,552	30,358,681

Total Fixed Income Funds (cost $250,594,490)		251,929,004

Total Mutual Funds (cost $1,070,212,869)		1,462,278,105

Fixed Contract 3.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$45,631,671	45,631,671

Total Fixed Contract (cost $45,631,671)		45,631,671

Total Investments (cost $1,115,844,540) (d) — 100.1%		1,507,909,776
Liabilities in excess of other assets — (0.1)%		(767,063)

NET ASSETS — 100.0%		$1,507,142,713

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,148,404,069, tax unrealized appreciation and depreciation were $359,904,307 and $(398,600), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$45,631,671	$45,631,671
Mutual Funds	1,462,278,105	—	—	1,462,278,105

Total	$1,462,278,105	$—	$45,631,671	$1,507,909,776

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$45,359,106	$45,359,106
Interest Income from Affiliates	386,054	386,054
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	(113,489)	(113,489)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/14	$45,631,671	$45,631,671

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$45,631,671	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 86.1%

	Shares	Market Value
Equity Funds 42.4%
NVIT International Index Fund, Class Y(a)	10,202,975	$101,723,659
NVIT Mid Cap Index Fund, Class Y(a)	2,545,252	64,013,081
NVIT S&P 500 Index Fund, Class Y(a)	17,438,089	228,264,582
NVIT Small Cap Index Fund, Class Y(a)	1,519,654	21,548,700

Total Equity Funds (cost $259,894,880)		415,550,022

Fixed Income Funds 43.7%
NVIT Bond Index Fund, Class Y(a)	30,478,449	321,242,853
NVIT Enhanced Income Fund, Class Y(a)	9,748,761	95,147,904
NVIT Short Term Bond Fund, Class Y(a)	1,132,241	11,899,851

Total Fixed Income Funds (cost $426,523,662)		428,290,608

Total Mutual Funds (cost $686,418,542)		843,840,630

Fixed Contract 13.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$135,778,112	135,778,112

Total Fixed Contract (cost $135,778,112)		135,778,112

Total Investments (cost $822,196,654) (d) — 100.0%		979,618,742
Liabilities in excess of other assets — 0.0%†		(487,224)

NET ASSETS — 100.0%		$979,131,518

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $829,804,534, tax unrealized appreciation and depreciation were $151,654,274 and $(1,840,066), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$135,778,112	$135,778,112
Mutual Funds	843,840,630	—	—	843,840,630

Total	$843,840,630	$—	$135,778,112	$979,618,742

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$134,631,341	$134,631,341
Interest Income from Affiliates	1,146,771	1,146,771
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/14	$135,778,112	$135,778,112

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$135,778,112	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 98.2%

	Shares	Market Value
Aerospace & Defense 4.0%
Honeywell International, Inc.	321,590	$29,830,688
Precision Castparts Corp.	118,110	29,853,484

		59,684,172

Air Freight & Logistics 0.9%
FedEx Corp.	101,220	13,417,723

Auto Components 1.3%
Delphi Automotive PLC	291,910	19,809,013

Beverages 3.8%
Coca-Cola Enterprises, Inc.	430,940	20,581,694
PepsiCo, Inc.	436,890	36,480,315

		57,062,009

Biotechnology 7.3%
Alexion Pharmaceuticals, Inc.*	90,720	13,801,234
Amgen, Inc.	159,290	19,646,829
Biogen Idec, Inc.*	79,560	24,335,017
Gilead Sciences, Inc.*	428,590	30,369,887
Regeneron Pharmaceuticals, Inc.*	47,440	14,245,283
Vertex Pharmaceuticals, Inc.*	98,810	6,987,843

		109,386,093

Capital Markets 2.3%
Ameriprise Financial, Inc.	150,110	16,522,608
BlackRock, Inc.	54,380	17,101,422

		33,624,030

Chemicals 3.0%
Eastman Chemical Co.	198,860	17,143,721
Praxair, Inc.	205,290	26,886,831

		44,030,552

Commercial Services & Supplies 1.3%
Tyco International Ltd.	472,070	20,015,768

Communications Equipment 1.4%
Juniper Networks, Inc.*	780,440	20,104,134

Construction & Engineering 1.3%
Fluor Corp.	257,060	19,981,274

Construction Materials 1.0%
Martin Marietta Materials, Inc.(a)	114,420	14,685,807

Consumer Finance 2.2%
American Express Co.	241,200	21,715,236
Discover Financial Services	200,110	11,644,401

		33,359,637

Diversified Financial Services 1.1%
IntercontinentalExchange Group, Inc.	79,680	15,763,094

Energy Equipment & Services 3.2%
National Oilwell Varco, Inc.	160,170	12,472,438
Schlumberger Ltd.	362,640	35,357,400

		47,829,838

Food & Staples Retailing 3.6%
Costco Wholesale Corp.	173,880	19,418,918
CVS Caremark Corp.	221,830	16,606,194
Whole Foods Market, Inc.	356,950	18,100,935

		54,126,047

Food Products 1.1%
Mondelez International, Inc., Class A	468,220	16,177,001

Health Care Providers & Services 1.4%
McKesson Corp.	119,410	21,084,224

Hotels, Restaurants & Leisure 2.8%
Las Vegas Sands Corp.	254,870	20,588,398
Starbucks Corp.	278,760	20,455,409

		41,043,807

Industrial Conglomerates 1.3%
Danaher Corp.	254,470	19,085,250

Information Technology Services 6.7%
Accenture PLC, Class A	329,690	26,282,887
Cognizant Technology Solutions Corp., Class A*	426,640	21,592,250
MasterCard, Inc., Class A	275,850	20,605,995
Visa, Inc., Class A	144,400	31,170,184

		99,651,316

Internet & Catalog Retail 3.5%
Amazon.com, Inc.*	95,490	32,134,295
priceline.com, Inc.*	17,180	20,476,670

		52,610,965

Internet Software & Services 7.4%
Facebook, Inc., Class A*	471,350	28,394,124
Google, Inc., Class A*	54,760	61,030,568
LinkedIn Corp., Class A*	69,160	12,790,450
Twitter, Inc.*(a)	159,776	7,456,746

		109,671,888

Life Sciences Tools & Services 1.0%
Illumina, Inc.*	96,130	14,290,686

Machinery 1.9%
Cummins, Inc.	190,420	28,370,676

Media 4.4%
AMC Networks, Inc., Class A*	107,160	7,832,324
Comcast Corp., Class A	445,630	22,290,413
Twenty-First Century Fox, Inc., Class A	520,790	16,649,656
Viacom, Inc., Class B	220,890	18,773,441

		65,545,834

Multiline Retail 0.5%
Dollar General Corp.*	144,750	8,030,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 1.6%
EOG Resources, Inc.	123,750	$24,276,038

Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	465,620	24,188,959
Forest Laboratories, Inc.*	161,230	14,876,692
Mylan, Inc.*	210,640	10,285,551
Perrigo Co. PLC	86,170	13,327,052

		62,678,254

Semiconductors & Semiconductor Equipment 3.1%
Texas Instruments, Inc.	591,200	27,875,080
Xilinx, Inc.	341,570	18,537,004

		46,412,084

Software 8.8%
Adobe Systems, Inc.*	228,360	15,012,386
Intuit, Inc.	278,000	21,608,940
Microsoft Corp.	1,606,650	65,856,584
Salesforce.com, Inc.*	318,940	18,208,285
ServiceNow, Inc.*	182,670	10,945,586

		131,631,781

Specialty Retail 2.4%
Home Depot, Inc. (The)	326,420	25,829,615
Urban Outfitters, Inc.*	267,120	9,741,866

		35,571,481

Technology Hardware, Storage & Peripherals 1.3%
EMC Corp.	677,190	18,561,778

Textiles, Apparel & Luxury Goods 4.8%
Michael Kors Holdings Ltd.*	181,070	16,888,399
NIKE, Inc., Class B	253,010	18,687,319
PVH Corp.	111,350	13,893,139
Under Armour, Inc., Class A*	188,340	21,591,298

		71,060,155

Tobacco 2.3%
Philip Morris International, Inc.	419,990	34,384,581

Total Common Stocks (cost $1,055,197,272)		1,463,017,720

Exchange Traded Fund 1.0%

	Shares	Market Value
Equity 1.0%
iShares Russell 1000 Growth ETF(a)	176,570	15,280,368

Total Exchange Traded Fund (cost $15,616,645)		15,280,368

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	11,624,225	11,624,225

Total Mutual Fund (cost $11,624,225)		11,624,225

Repurchase Agreement 1.3%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14, repurchase price $18,690,479, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44, total market value $19,064,248.(c)	$18,690,437	18,690,437

Total Repurchase Agreement (cost $18,690,437)		18,690,437

Total Investments (cost $1,101,128,579) (d) — 101.3%		1,508,612,750
Liabilities in excess of other assets — (1.3%)		(18,683,792)

NET ASSETS — 100.0%		$1,489,928,958

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $21,872,190, which was collateralized by a repurchase agreement with a total value of $18,690,437 and $3,622,038 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 3.36% and maturity dates ranging from 04/15/17 - 02/15/44, a total value of $22,312,475.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $18,690,437.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,104,242,755, tax unrealized appreciation and depreciation were $408,281,878 and $(3,911,883), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,463,017,720	$—	$—	$1,463,017,720
Exchange Traded Fund	15,280,368	—	—	15,280,368
Mutual Fund	11,624,225	—	—	11,624,225
Repurchase Agreement	—	18,690,437	—	18,690,437

Total	$1,489,922,313	$18,690,437	$—	$1,508,612,750

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 1.8%
Alliant Techsystems, Inc.	27,511	$3,910,689
B/E Aerospace, Inc.*	85,392	7,411,172
Esterline Technologies Corp.*	27,502	2,930,063
Exelis, Inc.	163,829	3,114,389
Huntington Ingalls Industries, Inc.	42,110	4,306,169
Triumph Group, Inc.	45,351	2,928,767

		24,601,249

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	78,828	834,788

Airlines 0.5%
Alaska Air Group, Inc.	59,366	5,539,442
JetBlue Airways Corp.*	196,815	1,710,322

		7,249,764

Auto Components 0.3%
Gentex Corp.	125,906	3,969,816

Automobiles 0.2%
Thor Industries, Inc.	38,710	2,363,633

Banks 4.5%
Associated Banc-Corp.	139,172	2,513,446
BancorpSouth, Inc.	72,721	1,815,116
Bank of Hawaii Corp.	38,504	2,333,727
Cathay General Bancorp	63,998	1,612,110
City National Corp.	41,125	3,237,360
Commerce Bancshares, Inc.	70,511	3,273,121
Cullen/Frost Bankers, Inc.(a)	45,693	3,542,578
East West Bancorp, Inc.	123,790	4,518,335
First Horizon National Corp.	204,340	2,521,556
First Niagara Financial Group, Inc.	305,938	2,891,114
FirstMerit Corp.	142,679	2,972,004
Fulton Financial Corp.	165,505	2,082,053
Hancock Holding Co.	71,130	2,606,914
International Bancshares Corp.	49,399	1,238,927
Prosperity Bancshares, Inc.	49,230	3,256,564
Signature Bank*	40,881	5,134,245
SVB Financial Group*	39,640	5,104,839
Synovus Financial Corp.	840,631	2,849,739
TCF Financial Corp.	143,052	2,383,246
Trustmark Corp.	58,290	1,477,652
Valley National Bancorp(a)	173,126	1,802,242
Webster Financial Corp.	78,125	2,426,563
Westamerica Bancorporation(a)	22,814	1,233,781

		62,827,232

Biotechnology 0.6%
Cubist Pharmaceuticals, Inc.*	64,655	4,729,513
United Therapeutics Corp.*	40,137	3,774,082

		8,503,595

Building Products 0.9%
A.O. Smith Corp.	66,260	3,049,285
Fortune Brands Home & Security, Inc.	143,196	6,025,688
Lennox International, Inc.	38,915	3,537,762

		12,612,735

Capital Markets 2.4%
Affiliated Managers Group, Inc.*	46,034	9,209,102
Eaton Vance Corp.	106,096	4,048,623
Federated Investors, Inc., Class B(a)	81,542	2,490,293
Greenhill & Co., Inc.(a)	22,977	1,194,344
Janus Capital Group, Inc.	130,505	1,418,589
Raymond James Financial, Inc.	107,061	5,987,922
SEI Investments Co.	123,050	4,135,711
Waddell & Reed Financial, Inc., Class A	73,341	5,399,364

		33,883,948

Chemicals 2.9%
Albemarle Corp.	68,710	4,563,718
Ashland, Inc.	62,546	6,222,076
Cabot Corp.	51,754	3,056,591
Cytec Industries, Inc.	30,843	3,010,585
Intrepid Potash, Inc.*(a)	47,928	740,967
Minerals Technologies, Inc.	29,767	1,921,758
NewMarket Corp.	9,666	3,777,280
Olin Corp.(a)	68,722	1,897,414
RPM International, Inc.	115,117	4,816,495
Scotts Miracle-Gro Co. (The), Class A	38,092	2,334,278
Sensient Technologies Corp.	43,394	2,447,856
Valspar Corp. (The)	68,009	4,904,809

		39,693,827

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	41,739	1,191,648
Clean Harbors, Inc.*(a)	47,771	2,617,373
Copart, Inc.*	96,838	3,523,935
Deluxe Corp.	43,593	2,287,325
Herman Miller, Inc.	51,066	1,640,751
HNI Corp.(a)	38,924	1,423,061
MSA Safety, Inc.	27,350	1,558,950
Rollins, Inc.	55,578	1,680,679
RR Donnelley & Sons Co.	170,982	3,060,578
Waste Connections, Inc.	106,841	4,686,046

		23,670,346

Communications Equipment 1.0%
ADTRAN, Inc.	48,957	1,195,040
Ciena Corp.*(a)	90,801	2,064,815
InterDigital, Inc.	34,964	1,157,658
JDS Uniphase Corp.*	201,851	2,825,914
Plantronics, Inc.	37,163	1,651,895
Polycom, Inc.*	118,310	1,623,213
Riverbed Technology, Inc.*	138,277	2,725,440

		13,243,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering 0.7%
AECOM Technology Corp.*	85,638	$2,754,974
Granite Construction, Inc.	31,299	1,249,769
KBR, Inc.	128,069	3,416,881
URS Corp.	62,347	2,934,050

		10,355,674

Construction Materials 0.6%
Eagle Materials, Inc.	43,198	3,829,935
Martin Marietta Materials, Inc.	39,900	5,121,165

		8,951,100

Containers & Packaging 1.7%
AptarGroup, Inc.	56,622	3,742,714
Greif, Inc., Class A	26,375	1,384,424
Packaging Corp. of America	84,887	5,973,498
Rock-Tenn Co., Class A	61,983	6,543,546
Silgan Holdings, Inc.	37,831	1,873,391
Sonoco Products Co.	88,412	3,626,660

		23,144,233

Distributors 0.5%
LKQ Corp.*	260,507	6,864,359

Diversified Consumer Services 0.9%
Apollo Education Group, Inc., Class A*	85,681	2,933,717
DeVry Education Group, Inc.	49,292	2,089,488
Matthews International Corp., Class A	23,634	964,504
Service Corp. International	183,594	3,649,849
Sotheby’s	59,782	2,603,506

		12,241,064

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	74,748	4,230,737
MSCI, Inc.*	100,784	4,335,727

		8,566,464

Diversified Telecommunication Services 0.3%
tw telecom, Inc.*	121,545	3,799,497

Electric Utilities 1.7%
Cleco Corp.	52,280	2,644,323
Great Plains Energy, Inc.	133,008	3,596,536
Hawaiian Electric Industries, Inc.(a)	87,677	2,228,749
IDACORP, Inc.	43,416	2,408,286
OGE Energy Corp.	171,683	6,311,067
PNM Resources, Inc.	68,867	1,861,475
Westar Energy, Inc.(a)	111,331	3,914,398

		22,964,834

Electrical Equipment 1.0%
Acuity Brands, Inc.	37,221	4,934,388
General Cable Corp.	42,557	1,089,885
Hubbell, Inc., Class B	46,588	5,584,504
Regal-Beloit Corp.	38,978	2,834,090

		14,442,867

Electronic Equipment, Instruments & Components 2.6%
Arrow Electronics, Inc.*	86,397	5,128,526
Avnet, Inc.	119,566	5,563,406
Ingram Micro, Inc., Class A*	133,604	3,949,334
Itron, Inc.*	33,865	1,203,562
Knowles Corp.*	73,492	2,320,143
National Instruments Corp.	84,986	2,438,248
Tech Data Corp.*	32,907	2,006,011
Trimble Navigation Ltd.*	224,597	8,730,085
Vishay Intertechnology, Inc.	117,286	1,745,216
Zebra Technologies Corp., Class A*	43,542	3,022,250

		36,106,781

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	49,959	2,517,434
CARBO Ceramics, Inc.	17,176	2,370,116
Dresser-Rand Group, Inc.*	65,948	3,852,023
Dril-Quip, Inc.*	35,162	3,941,660
Helix Energy Solutions Group, Inc.*	85,015	1,953,645
Oceaneering International, Inc.	93,522	6,720,491
Oil States International, Inc.*	46,102	4,545,657
Patterson-UTI Energy, Inc.	124,678	3,949,799
Superior Energy Services, Inc.	137,129	4,218,088
Tidewater, Inc.	42,775	2,079,720
Unit Corp.*	37,881	2,476,660

		38,625,293

Food & Staples Retailing 0.3%
SUPERVALU, Inc.*	170,664	1,167,342
United Natural Foods, Inc.*	42,886	3,041,475

		4,208,817

Food Products 1.8%
Dean Foods Co.	82,101	1,269,281
Flowers Foods, Inc.	151,479	3,249,225
Hain Celestial Group, Inc. (The)*	43,113	3,943,546
Hillshire Brands Co. (The)	105,771	3,941,027
Ingredion, Inc.	64,383	4,383,195
Lancaster Colony Corp.	16,753	1,665,583
Post Holdings, Inc.*	32,589	1,796,306
Tootsie Roll Industries, Inc.(a)	17,959	537,695
WhiteWave Foods Co. (The), Class A*	150,000	4,281,000

		25,066,858

Gas Utilities 1.5%
Atmos Energy Corp.	86,580	4,080,516
National Fuel Gas Co.	72,412	5,071,737
ONE Gas, Inc.*	44,909	1,613,580
Questar Corp.	151,376	3,599,721
UGI Corp.	99,199	4,524,466
WGL Holdings, Inc.	44,839	1,796,250

		20,686,270

Health Care Equipment & Supplies 2.9%
Align Technology, Inc.*	61,984	3,210,151
Cooper Cos., Inc. (The)	41,363	5,681,622
Hill-Rom Holdings, Inc.	49,659	1,913,858
Hologic, Inc.*	237,181	5,099,391
IDEXX Laboratories, Inc.*	44,617	5,416,504
Masimo Corp.*	44,621	1,218,600
ResMed, Inc.(a)	122,450	5,472,290

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Sirona Dental Systems, Inc.*	47,790	$3,568,479
STERIS Corp.	50,946	2,432,671
Teleflex, Inc.	35,629	3,820,854
Thoratec Corp.*	49,134	1,759,489

		39,593,909

Health Care Providers & Services 3.0%
Community Health Systems, Inc.*	98,007	3,838,934
Health Net, Inc.*	69,171	2,352,506
Henry Schein, Inc.*	73,852	8,815,713
LifePoint Hospitals, Inc.*	40,775	2,224,276
MEDNAX, Inc.*	87,482	5,422,134
Omnicare, Inc.	86,243	5,146,120
Owens & Minor, Inc.	54,553	1,910,992
Universal Health Services, Inc., Class B	77,566	6,365,842
VCA Antech, Inc.*	76,319	2,459,761
WellCare Health Plans, Inc.*	37,842	2,403,724

		40,940,002

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	137,763	2,483,867
HMS Holdings Corp.*	75,614	1,440,447

		3,924,314

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	33,800	2,239,926
Bob Evans Farms, Inc.	21,338	1,067,540
Brinker International, Inc.	58,041	3,044,251
Cheesecake Factory, Inc. (The)	40,948	1,950,353
Domino’s Pizza, Inc.	48,177	3,708,184
International Speedway Corp., Class A	24,162	821,266
Life Time Fitness, Inc.*	33,490	1,610,869
Panera Bread Co., Class A*	22,766	4,017,516
Scientific Games Corp., Class A*	42,115	578,239
Wendy’s Co. (The)	227,926	2,078,685

		21,116,829

Household Durables 1.7%
Jarden Corp.*	106,953	6,398,998
KB Home	71,761	1,219,219
M.D.C. Holdings, Inc.	33,811	956,175
NVR, Inc.*	3,557	4,079,879
Tempur Sealy International, Inc.*	52,424	2,656,324
Toll Brothers, Inc.*	138,238	4,962,744
Tupperware Brands Corp.	43,501	3,643,644

		23,916,983

Household Products 1.0%
Church & Dwight Co., Inc.	118,574	8,189,906
Energizer Holdings, Inc.	54,134	5,453,459

		13,643,365

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	55,028	4,365,921

Information Technology Services 2.8%
Acxiom Corp.*	66,030	2,271,102
Broadridge Financial Solutions, Inc.	103,251	3,834,742
Convergys Corp.	87,103	1,908,427
CoreLogic, Inc.*	78,888	2,369,796
DST Systems, Inc.	25,289	2,397,144
Gartner, Inc.*	79,677	5,532,771
Global Payments, Inc.	62,161	4,420,269
Jack Henry & Associates, Inc.	73,894	4,120,330
Leidos Holdings, Inc.	62,920	2,225,480
ManTech International Corp., Class A	20,479	602,287
NeuStar, Inc., Class A*	52,888	1,719,389
Science Applications International Corp.	36,024	1,346,937
VeriFone Systems, Inc.*	96,039	3,248,039
WEX, Inc.*	33,620	3,195,581

		39,192,294

Insurance 5.0%
Alleghany Corp.*	14,444	5,884,197
American Financial Group, Inc.	61,936	3,574,327
Arthur J. Gallagher & Co.	115,691	5,504,578
Aspen Insurance Holdings Ltd.	56,299	2,235,070
Brown & Brown, Inc.	103,092	3,171,110
Everest Re Group Ltd.	40,946	6,266,785
Fidelity National Financial, Inc., Class A	238,847	7,509,350
First American Financial Corp.	91,762	2,436,281
Hanover Insurance Group, Inc. (The)	37,937	2,330,849
HCC Insurance Holdings, Inc.	86,270	3,924,422
Kemper Corp.	44,188	1,730,844
Mercury General Corp.	31,201	1,406,541
Old Republic International Corp.	209,402	3,434,193
Primerica, Inc.	47,520	2,238,667
Protective Life Corp.	67,946	3,573,280
Reinsurance Group of America, Inc.	61,172	4,871,126
RenaissanceRe Holdings Ltd.	36,018	3,515,357
StanCorp Financial Group, Inc.	37,756	2,522,101
W.R. Berkley Corp.	89,987	3,745,259

		69,874,337

Internet & Catalog Retail 0.1%
HSN, Inc.	28,935	1,728,288

Internet Software & Services 1.1%
AOL, Inc.*	68,685	3,006,343
Conversant, Inc.*	54,748	1,541,156
Equinix, Inc.*(a)	42,700	7,892,668
Rackspace Hosting, Inc.*(a)	100,537	3,299,624

		15,739,791

Leisure Products 0.8%
Brunswick Corp.	80,018	3,624,015
Polaris Industries, Inc.	56,806	7,936,366

		11,560,381

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	17,365	2,224,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.*	41,192	$2,485,525
Covance, Inc.*	48,957	5,086,632
Mettler-Toledo International, Inc.*	25,402	5,986,744
Techne Corp.	28,711	2,451,058

		18,234,763

Machinery 5.3%
AGCO Corp.	75,307	4,153,934
CLARCOR, Inc.	43,582	2,499,428
Crane Co.	42,309	3,010,285
Donaldson Co., Inc.	115,447	4,894,953
Graco, Inc.	52,582	3,929,979
Harsco Corp.	69,758	1,634,430
IDEX Corp.	69,920	5,096,469
ITT Corp.	79,011	3,378,510
Kennametal, Inc.	67,947	3,010,052
Lincoln Electric Holdings, Inc.	70,017	5,041,924
Nordson Corp.	52,290	3,685,922
Oshkosh Corp.	72,716	4,280,791
SPX Corp.	38,787	3,813,150
Terex Corp.(b)	95,666	4,238,004
Timken Co. (The)	67,360	3,959,421
Trinity Industries, Inc.	66,971	4,826,600
Valmont Industries, Inc.(a)	23,194	3,452,195
Wabtec Corp.	82,977	6,430,717
Woodward, Inc.	51,696	2,146,935

		73,483,699

Marine 0.4%
Kirby Corp.*	49,188	4,980,285

Media 1.2%
AMC Networks, Inc., Class A*	51,247	3,745,643
Cinemark Holdings, Inc.	89,772	2,604,286
DreamWorks Animation SKG, Inc., Class A*	62,150	1,650,082
John Wiley & Sons, Inc., Class A	40,266	2,320,932
Lamar Advertising Co., Class A*	56,569	2,884,453
Meredith Corp.	32,071	1,489,057
New York Times Co. (The), Class A(a)	108,765	1,862,057

		16,556,510

Metals & Mining 1.5%
Carpenter Technology Corp.	45,871	3,029,321
Commercial Metals Co.	101,423	1,914,866
Compass Minerals International, Inc.	28,955	2,389,367
Reliance Steel & Aluminum Co.	67,053	4,737,965
Royal Gold, Inc.	56,288	3,524,754
Steel Dynamics, Inc.	192,778	3,429,521
Worthington Industries, Inc.	45,679	1,747,222

		20,773,016

Multiline Retail 0.3%
Big Lots, Inc.*	50,476	1,911,526
J.C. Penney Co., Inc.*(a)	261,991	2,258,363

		4,169,889

Multi-Utilities 1.2%
Alliant Energy Corp.	95,899	5,448,022
Black Hills Corp.	38,474	2,218,026
MDU Resources Group, Inc.	163,689	5,616,170
Vectren Corp.	71,249	2,806,498

		16,088,716

Oil, Gas & Consumable Fuels 3.0%
Alpha Natural Resources, Inc.*	191,208	812,634
Bill Barrett Corp.*	42,508	1,088,205
Cimarex Energy Co.	75,209	8,958,144
Energen Corp.	62,854	5,079,232
Gulfport Energy Corp.*	73,663	5,243,332
HollyFrontier Corp.	171,981	8,182,856
Rosetta Resources, Inc.*	53,032	2,470,230
SM Energy Co.	57,965	4,132,325
World Fuel Services Corp.	62,138	2,740,286
WPX Energy, Inc.*	174,394	3,144,324

		41,851,568

Paper & Forest Products 0.4%
Domtar Corp.	28,115	3,155,066
Louisiana-Pacific Corp.*	122,090	2,059,658

		5,214,724

Pharmaceuticals 1.2%
Endo International PLC*	118,840	8,158,366
Mallinckrodt PLC*	50,275	3,187,938
Salix Pharmaceuticals Ltd.*	54,744	5,672,026

		17,018,330

Professional Services 1.1%
Corporate Executive Board Co. (The)	29,077	2,158,386
FTI Consulting, Inc.*	35,141	1,171,601
Manpowergroup, Inc.	68,770	5,421,139
Towers Watson & Co., Class A	55,454	6,324,528

		15,075,654

Real Estate Investment Trusts (REITs) 8.8%
Alexandria Real Estate Equities, Inc.	61,927	4,493,423
American Campus Communities, Inc.	90,580	3,383,163
BioMed Realty Trust, Inc.	166,468	3,410,929
BRE Properties, Inc.	66,822	4,195,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	73,838	$4,972,251
Corporate Office Properties Trust	75,588	2,013,664
Corrections Corp. of America	100,237	3,139,423
Duke Realty Corp.	282,693	4,771,858
Equity One, Inc.	54,752	1,223,160
Essex Property Trust, Inc.	33,372	5,674,909
Extra Space Storage, Inc.	95,096	4,613,107
Federal Realty Investment Trust	57,759	6,626,113
Highwoods Properties, Inc.	77,738	2,985,917
Home Properties, Inc.	49,321	2,965,179
Hospitality Properties Trust	129,313	3,713,869
Kilroy Realty Corp.	70,974	4,157,657
Liberty Property Trust	126,719	4,683,534
Mack-Cali Realty Corp.	76,599	1,592,493
Mid-America Apartment Communities, Inc.	64,805	4,424,237
National Retail Properties, Inc.	105,463	3,619,490
Omega Healthcare Investors, Inc.	107,386	3,599,579
Potlatch Corp.	35,052	1,356,162
Rayonier, Inc.	109,290	5,017,504
Realty Income Corp.	189,792	7,754,901
Regency Centers Corp.	79,816	4,075,405
Senior Housing Properties Trust	162,669	3,655,172
SL Green Realty Corp.	80,334	8,083,207
Taubman Centers, Inc.	54,560	3,862,302
UDR, Inc.	217,337	5,613,815
Weingarten Realty Investors	96,989	2,909,670

		122,587,178

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	37,034	1,576,167
Jones Lang LaSalle, Inc.	38,468	4,558,458

		6,134,625

Road & Rail 1.3%
Con-way, Inc.	49,214	2,021,711
Genesee & Wyoming, Inc., Class A*	44,011	4,283,151
J.B. Hunt Transport Services, Inc.	79,035	5,684,197
Landstar System, Inc.	39,315	2,328,234
Old Dominion Freight Line, Inc.*	60,333	3,423,295
Werner Enterprises, Inc.	39,679	1,012,211

		18,752,799

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*(a)	533,600	2,139,736
Atmel Corp.*	367,786	3,074,691
Cree, Inc.*	105,119	5,945,530
Cypress Semiconductor Corp.*	122,751	1,260,653
Fairchild Semiconductor International, Inc.*	107,817	1,486,796
Integrated Device Technology, Inc.*	117,925	1,442,223
International Rectifier Corp.*	61,608	1,688,059
Intersil Corp., Class A	110,468	1,427,246
RF Micro Devices, Inc.*	244,285	1,924,966
Semtech Corp.*	59,349	1,503,904
Silicon Laboratories, Inc.*	34,028	1,777,963
Skyworks Solutions, Inc.*	163,307	6,127,279
SunEdison, Inc.*	212,454	4,002,633
Teradyne, Inc.*	167,685	3,335,255

		37,136,934

Software 4.2%
ACI Worldwide, Inc.*	33,244	1,967,712
Advent Software, Inc.	35,070	1,029,655
ANSYS, Inc.*	79,990	6,160,830
Cadence Design Systems, Inc.*	249,901	3,883,462
CommVault Systems, Inc.*	38,596	2,506,810
Compuware Corp.	188,637	1,980,689
Concur Technologies, Inc.*	41,120	4,073,758
FactSet Research Systems, Inc.(a)	34,388	3,707,370
Fair Isaac Corp.	30,186	1,669,890
Fortinet, Inc.*	118,258	2,605,224
Informatica Corp.*	94,407	3,566,696
Mentor Graphics Corp.	84,225	1,854,635
MICROS Systems, Inc.*	65,048	3,442,991
PTC, Inc.*	102,595	3,634,941
Rovi Corp.*	85,133	1,939,330
SolarWinds, Inc.*	56,510	2,409,021
Solera Holdings, Inc.	59,622	3,776,457
Synopsys, Inc.*	133,189	5,115,789
TIBCO Software, Inc.*	132,025	2,682,748

		58,008,008

Specialty Retail 3.9%
Aaron’s, Inc.	62,210	1,881,230
Abercrombie & Fitch Co., Class A	66,049	2,542,887
Advance Auto Parts, Inc.	63,035	7,973,928
American Eagle Outfitters, Inc.	146,680	1,795,363
Ann, Inc.*	39,706	1,647,005
Ascena Retail Group, Inc.*	111,602	1,928,483
Cabela’s, Inc.*	40,316	2,641,101
Chico’s FAS, Inc.	137,282	2,200,630
CST Brands, Inc.	65,361	2,041,878
Dick’s Sporting Goods, Inc.	88,072	4,809,612
Foot Locker, Inc.	126,826	5,958,285
Guess?, Inc.	51,375	1,417,950
Murphy USA, Inc.*	38,395	1,558,453
Office Depot, Inc.*	418,815	1,729,706
Rent-A-Center, Inc.	45,615	1,213,359
Signet Jewelers Ltd.	69,335	7,339,803
Williams-Sonoma, Inc.	75,795	5,050,979

		53,730,652

Technology Hardware, Storage & Peripherals 1.1%
3D Systems Corp.*(a)	82,970	4,907,676
Diebold, Inc.	55,581	2,217,126
Lexmark International, Inc., Class A	53,211	2,463,137
NCR Corp.*	144,095	5,266,672

		14,854,611

Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc.	46,369	3,600,553
Deckers Outdoor Corp.*	29,931	2,386,398
Hanesbrands, Inc.	85,971	6,575,062
Kate Spade & Co.*	106,667	3,956,279
Under Armour, Inc., Class A*	69,520	7,969,773

		24,488,065

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	72,658	$1,004,134
New York Community Bancorp, Inc.	382,196	6,141,890
Washington Federal, Inc.	88,625	2,064,962

		9,210,986

Tobacco 0.1%
Universal Corp.(a)	19,974	1,116,347

Trading Companies & Distributors 1.2%
GATX Corp.	39,732	2,697,008
MSC Industrial Direct Co., Inc., Class A	40,816	3,531,400
United Rentals, Inc.*	80,574	7,649,696
Watsco, Inc.	23,473	2,345,187

		16,223,291

Water Utilities 0.3%
Aqua America, Inc.	152,841	3,831,724

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	85,567	2,242,711

Total Common Stocks (cost $917,737,072)		1,356,840,518

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	29,633,940	29,633,940

Total Mutual Fund (cost $29,633,940)		29,633,940

Repurchase Agreements 2.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $2,000,003, collateralized by U.S. Government Agency Securities ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $2,040,024.(d)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14, repurchase price $38,112,541, collateralized by U.S. Government Agency Securities ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $38,874,708.(d)	38,112,457	38,112,457

Total Repurchase Agreements (cost $40,112,457)		40,112,457

Total Investments (cost $987,483,469) (e) — 103.0%		1,426,586,915
Liabilities in excess of other assets — (3.0%)		(40,919,812)

NET ASSETS — 100.0%		$1,385,667,103

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $44,778,139, which was collateralized by repurchase agreements with a value of $40,112,457 and $5,173,949 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-3.50%, and maturity dates ranging from 04/15/14-02/15/39, a total value of $45,286,406.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $40,112,457.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,009,399,647, tax unrealized appreciation and depreciation were $443,447,660 and $(26,260,392), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
224	S&P MID 400 E-Mini	06/20/14	$30,797,760	$84,162

At March 31, 2014 the fund has $559,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,356,840,518	$—	$—	$1,356,840,518
Futures Contracts	84,162	—	—	84,162
Mutual Fund	29,633,940	—	—	29,633,940
Repurchase Agreements	—	40,112,457	—	40,112,457

Total	$1,386,558,620	$40,112,457	$—	$1,426,671,077

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Futures Contracts
Equity Risk	Unrealized appreciation from futures contracts	$84,162

Total		$84,162

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 2.2%

	Principal Amount	Market Value
Banking 0.9%
HLSS Servicer Advance Receivables Trust, Series 2013-MM1, Class A, 0.35%, 09/15/14(a)(b)	$15,333,333	$15,333,334

Finance-Automotive 0.3%
California Republic Auto Receivables Trust, Series 2014-1, Class A1, 0.25%, 04/15/15(c)	5,000,000	5,000,000

Finance-Equipment 1.0%
Ascentium Equipment Receivables LLC, Series 2014-1, Class A1, 0.45%, 03/10/15(d)	5,000,000	5,000,000
Great America Leasing Receivables, Series 2014-1, Class A1, 0.25%, 03/15/15(d)	14,332,507	14,332,507

		19,332,507

Total Asset-Backed Securities (cost $39,665,841)		39,665,841

Certificates of Deposit 9.7%

	Principal Amount	Market Value
Banking 9.7%
Bank of Montreal 0.34%, 07/11/14(b)	12,000,000	12,000,000
0.23%, 09/17/14(b)	7,000,000	7,000,000
Credit Suisse, Zurich 0.23%, 05/16/14	20,000,000	20,000,000
0.23%, 07/09/14	25,000,000	25,000,000
Deutsche Bank AG, 0.27%, 05/29/14	12,000,000	12,000,000
PNC Bank, N.A., 0.49%, 07/18/14(b)	20,000,000	20,000,000
Royal Bank of Canada, Montreal 0.33%, 07/03/14(b)	24,500,000	24,500,000
0.24%, 02/12/15(b)	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp., 0.23%, 05/22/14	15,000,000	15,000,000
Toronto-Dominion Bank 0.32%, 07/10/14	8,000,000	8,000,000
0.30%, 01/27/15	10,000,000	10,000,000

		173,500,000

Total Certificates of Deposit (cost $173,500,000)		173,500,000

Commercial Paper 54.5%

	Principal Amount	Market Value
Banking 3.4%
Bedford Row Funding Corp. 0.30%, 04/14/14(d)	5,000,000	4,999,458
0.33%, 06/06/14(d)	20,000,000	19,987,900
0.32%, 09/26/14(d)	20,000,000	19,968,356
HSBC USA, Inc., 0.24%, 09/05/14	5,000,000	4,994,767
LMA-Americas LLC, 0.25%, 04/03/14(d)	10,000,000	9,999,861

		59,950,342

Chemicals 3.6%
BASF SE, 0.00%, 06/02/14(d)	65,000,000	64,987,885

Consumer Products 5.0%
Unilever N.V. 0.18%, 06/06/14	15,000,000	14,995,052
0.23%, 08/05/14	40,000,000	39,967,132
0.26%, 08/14/14	12,500,000	12,487,829
0.26%, 09/03/14	15,000,000	14,983,231
0.26%, 09/22/14	6,000,000	5,992,470

		88,425,714

Electric Power 3.1%
Electricite de France SA 0.14%, 04/08/14(d)	10,750,000	10,749,713
0.16%, 04/14/14(d)	5,000,000	4,999,711
0.15%, 05/02/14(d)	40,000,000	39,994,833

		55,744,257

Finance-Automotive 4.6%
BMW Finance N.V., 0.22%, 06/30/14	30,000,000	29,983,509
FCAR Owner Trust 0.21%, 04/01/14	20,000,000	20,000,000
0.22%, 04/01/14	1,600,000	1,600,000
0.22%, 04/07/14	10,000,000	9,999,634
0.21%, 04/08/14	1,000,000	999,959
Toyota Motor Credit Corp., 0.20%, 11/20/14(b)	20,000,000	20,000,000

		82,583,102

Finance-Commercial 6.5%
Atlantic Asset Securitization LLC, 0.17%, 05/06/14(d)	17,000,000	16,997,190
Fairway Finance Co. LLC 0.21%, 06/17/14(d)	10,000,000	9,995,508
0.17%, 07/31/14(b)(d)	5,000,000	5,000,000
0.17%, 09/24/14(b)(d)	19,000,000	19,000,000
0.20%, 11/21/14(b)(d)	29,000,000	29,000,000
Sheffield Receivables Corp. 0.18%, 04/15/14(d)	25,000,000	24,998,250
0.18%, 04/22/14(d)	11,600,000	11,598,782

		116,589,730

Finance-Retail 13.7%
Barton Capital LLC 0.16%, 04/07/14(d)	25,000,000	24,999,333
0.18%, 05/08/14(d)	6,700,000	6,698,761
0.22%, 09/08/14(b)(d)	10,000,000	10,000,000
Chariot Funding LLC 0.23%, 04/29/14(d)	20,000,000	19,996,422
0.23%, 05/05/14(d)	15,000,000	14,996,742
0.30%, 06/13/14(d)	10,000,000	9,993,917
0.28%, 10/16/14(d)	15,000,000	14,976,900
0.28%, 12/02/14(d)	30,000,000	29,942,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Retail (continued)
Jupiter Securitization Co. LLC 0.24%, 04/02/14(d)	$25,000,000	$24,999,833
0.30%, 08/22/14(d)	8,500,000	8,489,871
0.28%, 11/03/14(d)	25,000,000	24,958,000
Salisbury Receivables Co. LLC 0.18%, 04/23/14(d)	15,000,000	14,998,350
0.18%, 05/12/14(d)	10,000,000	9,997,950
0.18%, 06/23/14(d)	30,000,000	29,987,550

		245,036,462

Oil & Oil Finance 0.5%
ConocoPhillips Qatar Funding Ltd. 0.16%, 05/05/14(d)	7,300,000	7,298,897
0.11%, 05/23/14(d)	643,000	642,898

		7,941,795

Sovereign 14.1%
Caisse des Depots et Consignations (CDC) 0.25%, 04/17/14(d)	10,000,000	9,998,889
0.20%, 05/15/14(d)	20,000,000	19,995,111
0.18%, 05/27/14(d)	35,000,000	34,990,200
0.16%, 06/09/14(d)	8,000,000	7,997,547
Erste Abwicklungsanstalt 0.16%, 04/25/14(d)	5,000,000	4,999,467
0.15%, 05/20/14(d)	50,000,000	49,989,791
0.16%, 05/28/14(d)	30,000,000	29,992,400
0.16%, 06/11/14(d)	5,000,000	4,998,422
Kells Funding, LLC 0.15%, 04/09/14(d)	13,000,000	12,999,566
0.20%, 05/15/14(d)	9,600,000	9,597,617
0.20%, 05/15/14(d)	20,000,000	19,995,111
0.16%, 06/02/14(d)	16,000,000	15,995,729
0.20%, 06/05/14(d)	20,000,000	19,992,778
0.21%, 08/08/14(d)	10,000,000	9,992,475

		251,535,103

Total Commercial Paper (cost $972,794,390)		972,794,390

Corporate Bonds 6.6%

	Principal Amount	Market Value
Banking 2.0%
Bank of New York Mellon Corp., 4.30%, 05/15/14	20,000,000	20,097,187
Societe Generale, Paris 1.29%, 04/11/14(b)(d)	2,341,000	2,341,621
1.29%, 04/11/14(b)	3,300,000	3,300,875
Wells Fargo Bank, N.A., 0.33%, 09/22/14(b)	10,000,000	10,000,000

		35,739,683

Finance-Commercial 2.8%
General Electric Capital Corp. 5.90%, 05/13/14	25,320,000	25,484,060
5.50%, 06/04/14	2,451,000	2,473,141
5.65%, 06/09/14	1,191,000	1,203,194
0.53%, 06/20/14(b)	4,400,000	4,402,825
0.49%, 09/15/14(b)	474,000	474,361
4.75%, 09/15/14	1,500,000	1,529,667
3.75%, 11/14/14	3,000,000	3,064,226
2.15%, 01/09/15	11,903,000	12,073,080

		50,704,554

Finance-Equipment 0.1%
Caterpillar Financial Services Corp., 1.38%, 05/20/14	770,000	771,149

Insurance 1.7%
Metropolitan Life Global Funding I 5.13%, 06/10/14(d)	14,900,000	15,037,704
5.13%, 06/10/14	644,000	650,017
2.00%, 01/09/15(d)	11,200,000	11,343,346
New York Life Global Funding, 1.30%, 01/12/15(d)	4,000,000	4,031,499

		31,062,566

Total Corporate Bonds (cost $118,277,952)		118,277,952

Municipal Bonds 9.5%

	Principal Amount	Market Value
Alaska 1.3%
Alaska State Housing Finance Corp., 0.07%, 04/03/14(b)	23,800,000	23,800,000

California 5.0%
BlackRock Investment Quality Municipal Trust, Inc., 0.15%, 04/01/14(b)(d)	90,000,000	90,000,000

Illinois 1.2%
Illinois State, 0.18%, 04/01/14(b)(d)	20,860,000	20,860,000

Iowa 2.0%
CHE Trinity Healthcare Credit Group, 0.07%, 04/03/14(b)	34,700,000	34,700,000

Total Municipal Bonds (cost $169,360,000)		169,360,000

Mutual Funds 6.8%

	Shares	Market Value
Asset Management 6.8%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.03% (e)	35,000,000	35,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.01% (e)	85,739,658	85,739,658

Total Mutual Funds (cost $120,739,658)		120,739,658

Repurchase Agreement 11.5%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.08%, dated 03/31/14, due 04/01/14, repurchase price $204,325,454, collateralized by U.S. Government Agency Securities, 3.00%, maturing 10/20/42; total market value $208,413,705	$204,325,000	204,325,000

Total Repurchase Agreement (cost $204,325,000)		204,325,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

U.S. Treasury Bills 3.0%

	Principal Amount	Market Value
U.S. Treasury Bills 3.0%
U.S. Treasury Bills, 0.09%, 04/24/14	$40,000,000	$39,997,700
0.11%, 08/14/14	13,800,000	13,794,307

		53,792,007

Total U.S. Treasury Bills (cost $53,792,007)		53,792,007

Total Investments (cost $1,852,454,848) (f) — 103.8%		1,852,454,848
Liabilities in excess of other assets — (3.8)%		(66,993,524)

NET ASSETS — 100.0%		$1,785,461,324

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. This security was deemed illiquid pursuant to procedures approved by the Board of Trustees. The value of this security at March 31, 2014 was $15,333,334 which represents 0.90% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(c)	Illiquid security.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $959,737,484 which represents 53.75% of net assets.
(e)	Represents 7-day effective yield as of March 31, 2014.
(f)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,852,454,848, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$39,665,841	$—	$39,665,841
Certificates of Deposit	—	173,500,000	—	173,500,000
Commercial Paper	—	972,794,390	—	972,794,390
Corporate Bonds	—	118,277,952	—	118,277,952
Municipal Bonds	—	169,360,000	—	169,360,000
Mutual Funds	120,739,658	—	—	120,739,658
Repurchase Agreement	—	204,325,000	—	204,325,000
U.S. Treasury Bills	—	53,792,007	—	53,792,007

Total	$120,739,658	$1,731,715,190	$—	$1,852,454,848

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 10.8%

	Principal Amount	Market Value
Auto Floor Plan 0.9%
Ally Master Owner Trust Series 2011-3, Class A2, 1.81%, 05/15/16	$1,155,000	$1,156,901
Series 2012-1, Class A2, 1.44%, 02/15/17	510,000	513,875
Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	877,474

		2,548,250

Automobiles 8.3%
Ally Auto Receivables Trust Series 2011-1, Class A4, 2.23%, 03/15/16	424,902	427,762
Series 2012-3, Class A3, 0.85%, 08/15/16	933,475	935,729
Series 2013-SN1, Class A2, 0.52%, 05/20/15	557,568	557,816
AmeriCredit Automobile Receivables Trust Series 2011-3, Class B, 2.28%, 06/08/16	535,000	537,205
Series 2012-4, Class A2, 0.49%, 04/08/16	575,646	575,621
Series 2012-5, Class A2, 0.51%, 01/08/16	272,369	272,371
Series 2013-1, Class A2, 0.49%, 06/08/16	144,415	144,399
Series 2013-2, Class A2, 0.53%, 11/08/16	187,804	187,870
Series 2013-3, Class A2, 0.68%, 10/11/16	541,543	541,720
Bank of America Auto Trust, Series 2012-1, Class A3, 0.78%, 06/15/16	1,357,767	1,360,161
CFC LLC Series 2013-1A, Class A, 1.65%, 07/17/17(a)	199,902	200,586
Series 2014-1A, Class A, 1.46%, 12/17/18(a)	425,000	424,949
Chesapeake Funding LLC Series 2012-1A, Class A, 0.91%, 11/07/23(a)(b)	359,653	360,973
Series 2014-1A, Class C, 1.36%, 03/07/26(a)(b)	200,000	200,002
DT Auto Owner Trust Series 2013-1A, Class A, 0.75%, 05/16/16(a)	242,515	242,560
Series 2013-2A, Class A, 0.81%, 09/15/16(a)	94,592	94,621
Enterprise Fleet Financing LLC, Series 2011-3, Class A2, 1.62%, 05/20/17(a)	182,649	182,996
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17(a)	180,607	180,985
First Investors Auto Owner Trust, Series 2013-3A, Class A1, 0.33%, 11/17/14(a)	226,003	226,022
Ford Credit Auto Lease Trust Series 2011-B, Class A4, 1.42%, 01/15/15	54,296	54,317
Series 2012-A, Class A3, 0.84%, 08/15/16	295,214	295,875
Series 2012-A, Class A3, 0.85%, 01/15/15	447,116	447,249
Series 2012-B, Class A3, 0.57%, 09/15/15	1,690,000	1,691,133
Series 2014-A, Class A1, 0.23%, 01/15/15(a)	134,739	134,742
Honda Auto Receivables Owner Trust Series 2011-3, Class A3, 0.88%, 09/21/15	42,722	42,787
Series 2013-2, Class A2, 0.37%, 10/16/15	211,440	211,487
Series 2013-3, Class A1, 0.22%, 08/15/14	172,392	172,392
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A3, 0.92%, 08/17/15(a)	2,389,763	2,393,979
Hyundai Auto Receivables Trust Series 2011-B, Class A3, 1.04%, 09/15/15	8,578	8,580
Series 2011-B, Class A4, 1.65%, 02/15/17	280,000	281,421
Series 2012-A, Class A3, 0.72%, 03/15/16	134,515	134,654
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20(a)	305,667	306,081
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 05/15/15	650,973	651,571
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3, 0.95%, 02/16/16	211,620	212,168
Prestige Auto Receivables Trust Series 2013-1A, Class A2, 1.09%, 02/15/18(a)	243,762	244,217
Series 2014-1A, Class A1, 0.27%, 04/15/15(a)	1,165,000	1,164,923
Series 2014-1A, Class A3, 1.52%, 04/15/20(a)	365,000	364,925
Santander Drive Auto Receivables Trust Series 2011-2, Class B, 2.66%, 01/15/16	78,918	79,079

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles 8.3% (continued)
Series 2012-1, Class B, 2.72%, 05/16/16	$360,000	$362,160
Series 2012-2, Class A3, 1.22%, 12/15/15	315,038	315,323
Series 2012-2, Class B, 2.09%, 08/15/16	160,000	161,028
Series 2012-3, Class A3, 1.08%, 04/15/16	190,881	191,104
Series 2012-6, Class A3, 0.62%, 07/15/16	550,000	550,151
Series 2013-1, Class B, 1.16%, 01/15/19	620,000	620,666
Series 2013-2, Class A2, 0.47%, 03/15/16	400,164	400,197
Series 2013-A, Class A2, 0.80%, 10/17/16(a)	274,158	274,452
Series 2014-1, Class A1, 0.27%, 01/15/15	808,527	808,579
SMART Trust Series 2011-2USA, Class A4A, 2.31%, 04/14/17(a)	959,089	971,689
Series 2012-1USA, Class A4A, 2.01%, 12/14/17(a)	330,000	335,719
Series 2013-1US, Class A4A, 1.05%, 10/14/18	290,000	288,219
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.48%, 02/15/16	290,000	290,242
Westlake Automobile Receivables Trust, Series 2013-1A, Class A1, 0.55%, 10/15/14(a)	410,376	410,528

		22,525,985

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.69%, 08/25/31(b)	65,173	51,956
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	30,708	22,138
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	117,379	61,819

		135,913

Other 0.6%
CCG Receivables Truste, Series 2013-1, Class A2, 1.05%, 08/14/20(a)	311,431	311,337
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(b)	245,782	225,823
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.25%, 04/25/32(b)	342,612	330,016
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	71,525	76,357
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.85%, 12/10/18(a)(b)	560,000	560,946

		1,504,479

Student Loan 1.0%
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.85%, 06/17/30(a)	1,285,000	1,254,404
SLM Student Loan Trust Series 2010-A, Class 2A, 3.40%, 05/16/44(a)(b)	660,574	696,087
Series 2012-B, Class A2, 3.48%, 10/15/30(a)	515,000	541,690
Series 2014-A, Class A2B, 1.30%, 01/15/26(a)(b)	275,000	275,003

		2,767,184

Total Asset-Backed Securities (cost $29,251,522)		29,481,811

Collateralized Mortgage Obligations 4.1%

	Principal Amount	Market Value
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58(a)(b)	17,441	17,698
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.76%, 10/25/34(b)	25,657	25,480
Series 2007-3, Class 1A1, 6.00%, 09/25/37	220,754	199,909
BCAP LLC Trust, Series 2011-R11, Class 20A5, 2.63%, 03/26/35(a)(b)	251,413	257,163
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	131,332	132,211
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.75%, 03/25/35(b)	374,273	301,319
Series 2006-1, Class A2, 6.00%, 03/25/36	99,424	88,771
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(a)	426,114	438,811
Series 2010-R1, Class A, 2.18%, 05/25/50(a)	352,155	353,682
Federal Home Loan Mortgage Co. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	140,639	151,649
Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	267,579	296,646
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class JA, 1.50%, 03/15/15	106,471	106,891
Series 1103, Class N, IO, 1156.50%, 06/15/21	2	32
Series 3558, Class G, 4.00%, 08/15/24	485,000	521,687
Series 3123, Class HT, 5.00%, 03/15/26	99,502	107,894
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	130,734
Series 2129, Class SG, IO, 6.85%, 06/17/27(b)	421,199	65,456
Series 3599, Class DY, 4.50%, 11/15/29	420,000	447,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3653, Class B, 4.50%, 04/15/30	$405,000	$434,700
Series 2649, Class IM, IO, 7.00%, 07/15/33	100,978	23,482
Series 2725, Class TA, 4.50%, 12/15/33	20,000	20,974
Series 3704, Class DC, 4.00%, 11/15/36	147,292	158,005
Federal National Mortgage Association Grantor Trust Series 2001-T5, Class A2, 6.99%, 02/19/30(b)	196,693	218,863
Series 2001-T5, Class A3, 7.50%, 06/19/30(b)	128,737	146,399
Series 2001-T4, Class A1, 7.50%, 07/25/41	144,649	167,230
Series 2001-T10, Class A2, 7.50%, 12/25/41	280,598	325,195
Federal National Mortgage Association Interest Strip Series 207, Class 2, IO, 8.00%, 02/01/23	85,672	18,332
Series 264, Class 2, IO, 8.00%, 07/01/24	177,473	38,601
Series 267, Class 2, IO, 8.50%, 10/01/24	213,007	55,715
Series 274, Class 2, IO, 8.50%, 10/01/25	194,971	49,047
Series 277, Class 2, IO, 7.50%, 04/01/27	94,176	20,513
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	86,017	91,849
Series 2009-71, Class MB, 4.50%, 09/25/24	144,468	153,797
Series 2004-70, Class EB, 5.00%, 10/25/24	89,108	96,645
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	143,320	31,795
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	133,645
Series 2009-96, Class DB, 4.00%, 11/25/29	477,231	503,823
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	148,184	27,443
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	64,941	14,979
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	220,082	51,166
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	47,736	9,155
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	192,258	217,792
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.60%, 05/25/35(b)	60,431	60,710
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	103,574	109,958
Series 2010-H12, Class PT, 5.47%, 11/20/59	576,668	616,299
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(a)	169,937	164,377
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(a)	71,584	73,781
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36(a)	282,394	293,631
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 2.75%, 09/25/35(b)	165,003	162,110
Series 2005-A8, Class 1A1, 5.08%, 11/25/35(b)	70,804	66,750
Series 2006-A6, Class 1A2, 0.00%, 10/25/36(b)	10,892	9,171
JPMorgan Reremic, Series 2010-2, Class 2A1, 2.61%, 03/21/37(a)(b)	18,767	18,777
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	211,328	216,350
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/22	442,510	445,217
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	374,511	377,363
Series 2010-R3, Class 3A, 2.40%, 12/08/20	219,419	222,882
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.07%, 10/25/34(b)	60,110	58,855
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35(a)	407,170	424,995
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.69%, 11/25/33(b)	302,959	304,592
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A4, 2.06%, 11/25/36(b)	165,096	139,315
Series 2007-HY3, Class 4A1, 2.47%, 03/25/37(b)	274,558	253,389
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.61%, 09/25/34(b)	65,202	65,433
Series 2005-AR2, Class 2A1, 2.61%, 03/25/35(b)	116,837	117,841
Series 2006-AR6, Class 7A1, 5.00%, 03/25/36(b)	78,509	79,218
Series 2006-AR10, Class 5A1, 2.61%, 07/25/36(b)	199,752	192,981

Total Collateralized Mortgage Obligations (cost $10,099,584)		11,126,193

Commercial Mortgage Backed Securities 4.2%

	Principal Amount	Market Value
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/32(a)(b)	295,000	307,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.61%, 04/10/49(b)	$635,000	$703,160
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.25%, 02/10/51(b)	335,000	379,413
Citigroup Commercial Mortgage Trust Series 2004-C1, Class E, 5.41%, 04/15/40(b)	135,000	135,657
Series 2006-C5, Class A4, 5.43%, 10/15/49	145,000	158,352
Commercial Mortgage Asset Trust, Series 1999-C1, Class D, 7.08%, 01/17/32(b)	12,234	12,234
Commercial Mortgage Trust, Series 2001-J2A, Class E, 6.92%, 07/16/34(a)(b)	210,000	209,921
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C5, Class D, 5.12%, 12/15/36(b)	179,699	179,934
Series 2004-C5, Class B, 4.93%, 11/15/37(b)	360,000	366,932
Series 2005-C2, Class A3, 4.69%, 04/15/37	165,615	167,488
Series 2005-C4, Class B, 5.29%, 08/15/38(b)	160,000	163,838
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 4.93%, 01/10/34(a)(b)	265,000	270,235
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31(a)	350,000	346,956
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates Series K014, Class X1, IO, 1.26%, 04/25/21(b)	1,547,105	110,158
Series K020, Class X1, IO, 1.47%, 05/25/22(b)	2,595,304	237,711
Series K024, Class X1, IO, 0.90%, 09/25/22(b)	2,587,299	151,551
Series K025, Class A1, 1.88%, 04/25/22	368	363
Series K501, Class X1A, IO, 1.74%, 08/25/16(b)	3,314,149	89,058
Series K702, Class X1, IO, 1.54%, 02/25/18(b)	6,045,181	312,325
Federal National Mortgage Association-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20(b)	120,856	134,069
FREMF Mortgage Trust, Series 2010-K7, Class B, 5.44%, 04/25/20(a)(b)	565,000	622,849
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	85,843	85,783
Government National Mortgage Association Series 2010-124, Class C, 3.39%, 03/16/45	175,000	179,292
Series 2010-74, Class IO, IO, 0.46%, 03/16/50(b)	2,579,945	73,780
Series 2011-67, Class B, 3.86%, 10/16/47(b)	270,000	279,235
Series 2012-115, Class IO, IO, 0.43%, 04/16/54(b)	2,261,209	96,612
Series 2012-115, Class A, 2.13%, 04/16/45	150,491	147,161
Series 2012-147, Class AE, 1.75%, 07/16/47	78,239	74,558
Series 2012-99, Class CI, IO, 1.04%, 10/16/49(b)	2,092,589	148,688
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	280,000	285,004
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.71%, 11/05/30(a)	310,000	313,481
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.16%, 07/15/41(b)	160,000	160,968
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class C, 2.16%, 12/15/28(a)(b)	255,000	255,216
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A4, 4.10%, 11/15/45	350,000	363,806
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class D, 5.19%, 01/12/37(b)	144,646	144,693
LB-UBS Commercial Mortgage Trust Series 2004-C7, Class A1A, 4.48%, 10/15/29	95,112	96,516
Series 2005-C3, Class AM, 4.79%, 07/15/40	430,000	447,680
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	48,530	48,544
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(b)	570,000	599,228
Series 2008-C1, Class A4, 5.69%, 02/12/51	526,367	582,494
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS, 3.21%, 02/15/46	230,000	220,490
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2, 5.58%, 04/12/49(b)	92,612	94,364
Motel 6 Trust Series 2012-MTL6, Class A1, 1.50%, 10/05/25(a)	345,994	344,436
Series 2012-MTL6, Class A2, 1.95%, 10/05/25(a)	405,000	401,239
Series 2012-MTL6, Class XA1, IO, 3.01%, 10/05/25(a)(b)	2,340,000	47,431
NorthStar Mortgage Trust, Series 2012-1, Class A, 1.36%, 08/25/29(a)(b)	153,355	153,478
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 07/15/45(a)	265,000	288,076
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class E, 5.26%, 02/11/36(a)(b)	98,121	98,233
RREF LLC, Series 2013-LT2, Class A, 2.83%, 05/22/28(a)	80,879	81,631
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 08/20/25(a)	27,861	27,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Backed Securities (continued)

	Principal Amount		Market Value
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates, Series 2003-C9, Class D, 5.21%, 12/15/35(b)		$137,032	$136,816
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47		195,000	200,844

Total Commercial Mortgage Backed Securities (cost $11,596,170)			11,536,907

Corporate Bonds 42.8%

	Principal Amount		Market Value
Airlines 0.0%†
Continental Airlines Pass Through Trust, Series 1992-2, Class B, 7.57%, 03/15/20		12,587	13,150

Auto Components 0.3%
Allison Transmission, Inc., 7.13%, 05/15/19(a)		310,000	334,025
Pittsburgh Glass Works LLC, 8.00%, 11/15/18(a)		170,000	184,875
Schaeffler Finance BV, 8.50%, 02/15/19(a)		200,000	223,500
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21(a)		195,000	208,650

			951,050

Automobiles 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19(a)		240,000	263,100
General Motors Co., 4.88%, 10/02/23(a)		1,210,000	1,231,175
Volvo Treasury AB, 5.95%, 04/01/15(a)		445,000	467,213

			1,961,488

Banks 2.9%
ABN AMRO Bank NV, 1.04%, 10/28/16(a)(b)		300,000	301,702
Banco BMG SA, 8.00%, 04/15/18(a)		275,000	275,067
Banco do Brasil SA, 3.75%, 07/25/18(a)	BRL	440,000	619,194
Banco Internacional del Peru SAA, 6.63%, 03/19/29(a)(b)		$205,000	204,029
Banco Regional SAECA, 8.13%, 01/24/19(a)		115,000	123,625
Banco Santander Brasil SA/Cayman Islands, 8.00%, 03/18/16(a)	BRL	300,000	121,639
BBVA Bancomer SA, 6.50%, 03/10/21(a)		$150,000	162,002
BBVA US Senior SAU, 4.66%, 10/09/15		500,000	525,492
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23		590,000	606,200
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.25%, 12/21/16	SEK	300,000	47,257
Eksportfinans ASA, 2.38%, 05/25/16		$385,000	382,090
Finansbank AS, 5.15%, 11/01/17(a)		265,000	259,078
Global Bank Corp., 4.75%, 10/05/17(a)		400,000	407,975
HSBC Holdings PLC, 4.25%, 03/14/24		360,000	359,286
HSBC USA, Inc., 2.38%, 02/13/15		300,000	305,140
Intesa Sanpaolo SpA, 2.38%, 01/13/17		685,000	686,752
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)		400,000	402,581
Rabobank, Nederland NV, 11.00%, 06/30/19(a)(d)		513,000	678,558
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		510,000	522,216
Standard Chartered PLC, 5.70%, 03/26/44(a)		300,000	297,180
Turkiye Vakiflar Bankasi Tao, 5.00%, 10/31/18(a)		225,000	220,258
Wachovia Capital Trust III, 5.57%, 05/02/14(d)		320,000	310,000

			7,817,321

Beverages 0.3%
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24		290,000	292,985
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 01/15/20		310,000	356,384
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43		190,000	167,404
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19(a)(e)		125,000	117,500

			934,273

Biotechnology 0.2%
Gilead Sciences, Inc. 3.70%, 04/01/24		185,000	185,385
4.80%, 04/01/44		380,000	389,388

			574,773

Building Products 0.3%
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		225,000	241,312
Louisiana-Pacific Corp., 7.50%, 06/01/20		250,000	276,875
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(a)		325,000	353,204

			871,391

Capital Markets 2.1%
Ameriprise Financial, Inc., 7.30%, 06/28/19		515,000	633,793
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		275,000	304,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Capital Markets (continued)
CDP Financial, Inc., 5.60%, 11/25/39(a)		$270,000	$321,083
E*TRADE Financial Corp., 6.38%, 11/15/19		275,000	298,719
Goldman Sachs Group, Inc. (The) 2.63%, 01/31/19		520,000	518,357
4.00%, 03/03/24		405,000	402,551
6.75%, 10/01/37		730,000	831,036
Morgan Stanley 0.72%, 10/15/15(b)		195,000	195,000
4.75%, 11/16/18	AUD	130,000	121,076
5.00%, 11/24/25		$385,000	395,786
Nomura Holdings, Inc. 2.00%, 09/13/16		605,000	610,052
2.75%, 03/19/19		310,000	308,126
Nuveen Investments, Inc., 9.13%, 10/15/17(a)		60,000	63,450
Oppenheimer Holdings, Inc., 8.75%, 04/15/18		275,000	292,188
TD Ameritrade Holding Corp., 4.15%, 12/01/14		310,000	317,875

			5,613,911

Chemicals 1.3%
Braskem America Finance Co., 7.13%, 07/22/41(a)		260,000	248,587
Braskem Finance Ltd., 6.45%, 02/03/24(e)		750,000	768,613
CF Industries, Inc., 5.38%, 03/15/44		195,000	201,773
Georgia Gulf Corp., 4.63%, 02/15/21(a)		280,000	276,850
Momentive Performance Materials, Inc., 8.88%, 10/15/20		165,000	178,612
NOVA Chemicals Corp., 5.25%, 08/01/23(a)		730,000	782,180
Nufarm Australia Ltd., 6.38%, 10/15/19(a)		190,000	197,838
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		685,000	707,263
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(a)(e)		300,000	326,250

			3,687,966

Commercial Services & Supplies 1.0%
ADT Corp. (The), 6.25%, 10/15/21(a)(e)		95,000	98,087
Atento Luxco 1 SA, 7.38%, 01/29/20		200,000	203,000
Cenveo Corp. 11.50%, 05/15/17		100,000	99,500
8.88%, 02/01/18		250,000	254,687
Clean Harbors, Inc., 5.13%, 06/01/21		200,000	203,500
Covanta Holding Corp. 6.38%, 10/01/22		175,000	185,938
5.88%, 03/01/24		50,000	50,750
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18		300,000	319,875
Monitronics International, Inc., 9.13%, 04/01/20		285,000	305,306
Nord Anglia Education (UK) Holdings PLC, 10.25%, 04/01/17(a)		425,000	485,563
Nord Anglia Education, Inc., 9.50%, 02/15/18(a)(f)		315,000	330,750
PHH Corp., 6.38%, 08/15/21		150,000	154,125

			2,691,081

Communications Equipment 0.6%
Avaya, Inc. 9.00%, 04/01/19(a)		300,000	309,000
10.50%, 03/01/21(a)(e)		235,000	214,437
Brightstar Corp., 9.50%, 12/01/16(a)		175,000	190,313
Juniper Networks, Inc., 4.60%, 03/15/21		295,000	308,110
Nokia OYJ, 6.63%, 05/15/39(e)		700,000	718,065

			1,739,925

Construction & Engineering 0.6%
OAS Financial Ltd., 8.88%, 04/25/18(d)		400,000	375,000
OAS Investments GmbH, 8.25%, 10/19/19(a)		355,000	356,124
Odebrecht Finance Ltd., 8.25%, 04/25/18(a)	BRL	530,000	196,210
Odebrecht Offshore Drilling Finance Ltd., 11.00%, 10/01/22(a)		$500,000	518,303
Zachry Holdings, Inc., 7.50%, 02/01/20(a)		205,000	221,913

			1,667,550

Construction Materials 0.3%
Cemex Finance LLC 5.25%, 04/01/21(a)	EUR	135,000	189,234
9.38%, 10/12/22(a)		$430,000	504,719
6.00%, 04/01/24(a)		160,000	160,400

			854,353

Consumer Finance 0.3%
Ally Financial, Inc., 5.50%, 02/15/17		85,000	92,332
International Lease Finance Corp. 4.88%, 04/01/15		420,000	434,700
3.88%, 04/15/18		215,000	219,031

			746,063

Containers & Packaging 0.2%
ARD Finance SA, 11.13%, 06/01/18(a)(f)		383,585	416,190
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20(a)		250,000	264,375

			680,565

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Diversified Financial Services 2.7%
Alfa SAB de CV, 6.88%, 03/25/44(a)		$300,000	$308,625
Bank of America Corp. 4.75%, 08/01/15		420,000	441,863
4.00%, 04/01/24		340,000	339,322
Boart Longyear Management Pty Ltd. 10.00%, 10/01/18(a)		120,000	124,500
7.00%, 04/01/21(a)		185,000	140,600
Brazil Loan Trust 1, 5.48%, 07/24/23(a)(e)		567,000	578,340
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)		355,000	379,906
Citigroup, Inc. 2.25%, 08/07/15		345,000	351,348
6.25%, 06/29/17	NZD	150,000	134,012
5.50%, 09/13/25		$480,000	510,423
Comcel Trust, 6.88%, 02/06/24(a)		150,000	156,356
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	150,000	263,064
Federal Grid Co. OJS via Federal Grid Finance Ltd., 8.45%, 03/13/19	RUB	20,000,000	527,564
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)		$370,000	391,023
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.88%, 03/15/19(a)		50,000	50,812
5.88%, 02/01/22(a)		425,000	431,375
iPayment Holdings, Inc., 15.00%, 11/15/18(f)		137,156	67,206
iPayment, Inc., 10.25%, 05/15/18(e)		225,000	165,937
JPMorgan Chase & Co. Series MPLE, 2.92%, 09/19/17	CAD	675,000	622,690
4.25%, 11/02/18	NZD	200,000	165,893
Opal Acquisition, Inc., 8.88%, 12/15/21(a)		$185,000	186,156
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(a)(e)		650,000	688,188
Stena AB, 7.00%, 02/01/24(a)		200,000	204,728
Stena International SA, 5.75%, 03/01/24(a)		200,000	198,257

			7,428,188

Diversified Telecommunication Services 3.6%
AT&T Corp., 8.00%, 11/15/31		260,000	359,837
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23(a)		200,000	198,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 09/01/23		375,000	371,250
Columbus International, Inc., 7.38%, 03/30/21(a)		200,000	205,500
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23(a)	COP	1,441,000,000	606,418
Level 3 Financing, Inc. 3.85%, 01/15/18(a)(b)		$450,000	457,312
8.63%, 07/15/20		150,000	168,375
Oi SA, 5.75%, 02/10/22(a)		975,000	938,473
Sprint Capital Corp., 8.75%, 03/15/32		1,065,000	1,174,163
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15		300,000	310,891
Telemar Norte Leste SA, 9.50%, 04/23/19(a)		210,000	238,407
TELUS Corp., Series CG, 5.05%, 12/04/19	CAD	65,000	65,309
Verizon Communications, Inc. 4.50%, 09/15/20		$410,000	444,486
5.15%, 09/15/23		1,805,000	1,973,756
6.55%, 09/15/43		495,000	598,922
Virgin Media Finance PLC, 4.88%, 02/15/22		75,000	68,774
Virgin Media Secured Finance PLC, 5.38%, 04/15/21(a)		225,000	232,313
Vivacom, 6.63%, 11/15/18(a)	EUR	100,000	144,240
Wind Acquisition Finance SA 11.75%, 07/15/17(a)		$200,000	210,500
7.25%, 02/15/18(a)(e)		200,000	211,000
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17(a)(e)(f)		571,562	600,140
Windstream Corp., 7.50%, 06/01/22		215,000	226,019

			9,804,085

Electric Utilities 1.7%
AES Corp. (The) 9.75%, 04/15/16		250,000	291,563
8.00%, 10/15/17		11,000	13,035
Carolina Power & Light Co., 4.10%, 03/15/43		300,000	287,902
Commonwealth Edison Co., 5.80%, 03/15/18		375,000	430,196
Electricite de France, 2.15%, 01/22/19(a)		210,000	208,449
Elwood Energy LLC, 8.16%, 07/05/26		72,907	80,197
Enel Finance International NV, 6.00%, 10/07/39(a)		200,000	209,351
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20(e)		309,000	325,223
Great Plains Energy, Inc., 5.29%, 06/15/22(c)		350,000	388,444
Hydro Quebec, 1.38%, 06/19/17		1,000,000	998,664
Monongahela Power Co. 4.10%, 04/15/24(a)		210,000	214,784
5.40%, 12/15/43(a)		225,000	246,756
Public Service Co. of Colorado, 2.50%, 03/15/23		205,000	192,008

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23(a)	$200,000	$194,889
5.06%, 04/08/43(a)	660,000	622,178

		4,703,639

Electrical Equipment 0.0%†
Timken Co., 6.00%, 09/15/14	45,000	46,078

Energy Equipment & Services 0.3%
Forbes Energy Services Ltd., 9.00%, 06/15/19	165,000	164,175
Weatherford International Ltd. 6.00%, 03/15/18	140,000	157,739
5.13%, 09/15/20	400,000	435,951

		757,865

Food & Staples Retailing 0.2%
Beverages & More, Inc., 10.00%, 11/15/18(a)	150,000	155,625
CST Brands, Inc., 5.00%, 05/01/23	210,000	204,750
CVS Caremark Corp., 3.25%, 05/18/15	305,000	314,082

		674,457

Food Products 1.1%
ConAgra Foods, Inc., 4.95%, 08/15/20	425,000	462,838
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(a)(e)	275,000	293,562
JBS Investments GmbH, 7.25%, 04/03/24(a)	400,000	400,000
Marfrig Holding Europe BV 8.38%, 05/09/18(a)	400,000	397,000
Class B, 11.25%, 09/20/21(a)	220,000	235,950
Marfrig Overseas Ltd., 9.50%, 05/04/20(a)(e)	670,000	671,675
Minerva Luxembourg SA, 0.00%, 04/03/19(a)(d)	100,000	100,000
Pinnacle Operating Corp., 9.00%, 11/15/20(a)	190,000	203,775
Simmons Foods, Inc., 10.50%, 11/01/17(a)	190,000	205,675

		2,970,475

Gas Utilities 1.6%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 03/15/24	130,000	129,675
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	81,762
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	185,000	198,644
Energy Transfer Partners LP, 6.05%, 06/01/41	150,000	161,861
Enterprise Products Operating LLC, 5.25%, 01/31/20	505,000	566,301
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/18	165,000	177,787
5.75%, 02/15/21	200,000	206,000
Kinder Morgan Energy Partners LP 3.50%, 03/01/21	310,000	308,589
5.50%, 03/01/44	340,000	345,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	80,000	77,000
Regency Energy Partners LP/Regency Energy Finance Corp. 5.88%, 03/01/22(e)	175,000	181,562
4.50%, 11/01/23	40,000	37,300
Sabine Pass LNG LP 7.50%, 11/30/16	110,000	121,550
6.50%, 11/01/20	120,000	126,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.38%, 08/01/22	120,000	127,200
4.25%, 11/15/23(a)(e)	70,000	64,925
Tennessee Gas Pipeline Co. LLC, 8.38%, 06/15/32	290,000	392,612
Williams Partners LP 7.25%, 02/01/17	280,000	322,643
4.30%, 03/04/24	625,000	626,264

		4,253,675

Health Care Equipment & Supplies 0.1%
NBTY, Inc., 9.00%, 10/01/18	250,000	269,375
Health Care Providers & Services 1.1% Biomet, Inc., 6.50%, 10/01/20	160,000	170,200
CHS/Community Health Systems, Inc., 6.88%, 02/01/22(a)(e)	115,000	120,319
Express Scripts Holding Co., 3.50%, 11/15/16	360,000	381,359
HCA, Inc. 4.75%, 05/01/23	500,000	495,000
5.00%, 03/15/24	325,000	325,406
Hologic, Inc., 6.25%, 08/01/20	180,000	191,250
Humana, Inc. 6.45%, 06/01/16	135,000	150,287
8.15%, 06/15/38	175,000	245,408
Life Technologies Corp., 6.00%, 03/01/20	235,000	270,678
Medco Health Solutions, Inc., 4.13%, 09/15/20	230,000	242,264
OnCure Holdings, Inc., 11.75%, 05/15/17	250,000	1,875
Service Corp. International, 7.50%, 04/01/27	275,000	292,531
UnitedHealth Group, Inc., 3.88%, 10/15/20	165,000	174,496

		3,061,073

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure 1.1%
Arcos Dorados Holdings, Inc., 6.63%, 09/27/23(a)	$700,000	$711,172
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	475,000	458,375
12.75%, 04/15/18	250,000	124,063
Carrols Restaurant Group, Inc., 11.25%, 05/15/18	200,000	230,000
CEC Entertainment, Inc., 8.00%, 02/15/22(a)	125,000	129,062
Dave & Buster’s, Inc., 11.00%, 06/01/18	275,000	294,250
MGM Resorts International, 11.38%, 03/01/18	175,000	225,750
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	250,000	285,625
PNK Finance Corp., 6.38%, 08/01/21(a)	200,000	209,250
Yum! Brands, Inc., 4.25%, 09/15/15	275,000	288,445

		2,955,992

Household Durables 0.3%
NVR, Inc., 3.95%, 09/15/22	360,000	357,328
SIWF Merger Sub, Inc./Spring Industries, Inc., 6.25%, 06/01/21(a)	201,000	208,035
Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.63%, 03/01/24(a)	60,000	59,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 7.75%, 04/15/20(a)	154,000	169,785
5.25%, 04/15/21(a)	85,000	85,850

		880,248

Household Products 0.3%
Prestige Brands, Inc. 8.13%, 02/01/20	190,000	213,750
5.38%, 12/15/21(a)	200,000	205,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.88%, 08/15/19	280,000	312,900

		731,650

Industrial Conglomerates 0.2%
Bombardier, Inc., 6.00%, 10/15/22(a)	260,000	260,000
General Electric Co. 5.25%, 12/06/17	220,000	249,227
4.50%, 03/11/44	155,000	156,887

		666,114

Information Technology Services 0.4%
First Data Corp., 12.63%, 01/15/21	325,000	386,750
First Data Holdings, Inc., 14.50%, 09/24/19(a)(f)	366,775	347,519
International Business Machines Corp., 3.63%, 02/12/24	260,000	261,723
SunGard Availability Services Capital, Inc., 8.75%, 04/01/22(a)	175,000	175,000

		1,170,992

Insurance 0.5%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20(a)	250,000	265,000
Farmers Exchange Capital II, 6.15%, 11/01/53(a)(b)	535,000	579,363
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/21(a)	135,000	144,112
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	267,868

		1,256,343

Internet & Catalog Retail 0.6%
Amazon.com, Inc., 1.20%, 11/29/17	325,000	321,098
QVC, Inc. 7.50%, 10/01/19(a)	500,000	533,750
4.38%, 03/15/23	700,000	688,819

		1,543,667

Internet Software & Services 0.3%
Baidu, Inc., 3.25%, 08/06/18	200,000	203,822
Equinix, Inc., 5.38%, 04/01/23	310,000	316,200
Pacnet Ltd., 9.00%, 12/12/18(a)	200,000	213,250

		733,272

Machinery 0.3%
CNH Capital LLC, 3.88%, 11/01/15	365,000	375,038
Liberty Tire Recycling, 11.00%, 10/01/16(a)	200,000	195,250
TMK OAO Via TMK Capital SA, 6.75%, 04/03/20(a)	350,000	308,024

		878,312

Marine 0.2%
Horizon Lines LLC 11.00%, 10/15/16	75,000	75,187
15.00%, 10/15/16(f)	180,984	170,125
Martin Midstream Partners LP/Martin Midstream Finance Corp. 7.25%, 02/15/21	170,000	178,288
7.25%, 02/15/21(a)	55,000	57,681

		481,281

Media 2.6%
Cablevision Systems Corp. 8.00%, 04/15/20	200,000	233,500
5.88%, 09/15/22	150,000	153,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Media (continued)
Cengage Learning Acquisitions, Inc. 12.00%, 06/30/19(a)(g)		$300,000	$84,000
11.50%, 04/15/20(a)(g)		60,000	58,050
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20		275,000	294,937
6.50%, 11/15/22		150,000	159,563
Columbus International, Inc., 11.50%, 11/20/14(a)		465,000	494,062
Comcast Corp., 3.60%, 03/01/24		215,000	216,523
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.00%, 03/01/21		295,000	317,176
4.45%, 04/01/24		160,000	160,837
DISH DBS Corp., 5.00%, 03/15/23		500,000	501,875
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20(a)		125,000	135,313
Grupo Televisa SAB, 7.25%, 05/14/43	MXN	8,700,000	526,515
Hughes Satellite Systems Corp., 7.63%, 06/15/21		$150,000	169,125
Intelsat Luxembourg SA, 8.13%, 06/01/23(a)		250,000	265,000
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 04/15/21(a)		150,000	150,375
Nara Cable Funding Ltd., 8.88%, 12/01/18(a)		275,000	299,750
Polish Television Holding BV, 11.00%, 01/15/21(a)(f)	EUR	325,000	501,156
Regal Entertainment Group, 5.75%, 03/15/22		$90,000	92,700
Time Warner Cable, Inc. 5.00%, 02/01/20		430,000	469,803
6.55%, 05/01/37		200,000	232,286
Univision Communications, Inc., 6.75%, 09/15/22(a)		150,000	165,938
Visant Corp., 10.00%, 10/01/17		280,000	278,600
VTR Finance BV, 6.88%, 01/15/24(a)		625,000	647,656
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19		175,000	199,500
WMG Acquisition Corp. 6.00%, 01/15/21(a)		175,000	182,875
6.75%, 04/15/22(a)		200,000	201,000

			7,191,115

Metals & Mining 1.7%
Aleris International, Inc., 7.88%, 11/01/20(e)		185,000	190,088
ArcelorMittal 4.25%, 08/05/15		120,000	123,644
6.13%, 06/01/18		375,000	410,309
6.75%, 02/25/22(e)		270,000	297,267
Barrick Gold Corp., 4.10%, 05/01/23		595,000	565,279
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23		275,000	282,170
Eldorado Gold Corp., 6.13%, 12/15/20(a)		100,000	99,783
FMG Resources (August 2006) Pty Ltd., 6.88%, 04/01/22(a)(e)		170,000	183,175
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20		360,000	352,261
Midwest Vanadium Pty Ltd., 12.35%, 02/15/18(a)(g)		150,000	79,500
Rio Tinto Finance USA PLC 1.38%, 06/17/16		340,000	342,925
2.25%, 12/14/18		390,000	389,725
3.50%, 03/22/22(e)		310,000	309,476
Southern Copper Corp., 6.38%, 07/27/15(e)		200,000	212,250
Vale Overseas Ltd., 8.25%, 01/17/34(e)		440,000	526,555
Vale SA, 4.38%, 03/24/18	EUR	100,000	151,016

			4,515,423

Multiline Retail 0.1%
Neiman Marcus Group Ltd., Inc., 8.75%, 10/15/21(a)(e)(f)		$195,000	215,963

Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc., 7.88%, 05/15/21		255,000	279,863

Oil, Gas & Consumable Fuels 4.8%
Antero Resources Finance Corp., 6.00%, 12/01/20		340,000	362,100
Bonanza Creek Energy, Inc., 6.75%, 04/15/21		195,000	208,162
BP Capital Markets plc, 3.25%, 05/06/22		360,000	357,475
Chaparral Energy, Inc., 7.63%, 11/15/22		185,000	199,337
Chesapeake Energy Corp. 6.88%, 11/15/20		175,000	197,750
5.75%, 03/15/23(e)		95,000	100,700
Chevron Corp., 3.19%, 06/24/23		300,000	297,304
Continental Resources, Inc., 5.00%, 09/15/22		350,000	367,062
Gazprom Neft OAO Via GPN Capital SA 4.38%, 09/19/22(a)		250,000	216,211
6.00%, 11/27/23(a)		300,000	282,693
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(a)		330,000	340,725
Hercules Offshore, Inc. 7.50%, 10/01/21(a)		190,000	193,325
6.75%, 04/01/22(a)(e)		15,000	14,513
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 04/01/22(a)		135,000	137,531
Linn Energy LLC/Linn Energy Finance Corp. 7.25%, 11/01/19(a)		95,000	98,563
7.75%, 02/01/21(e)		100,000	107,500
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 05/01/21		200,000	211,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc., 6.88%, 03/15/22(a)	$185,000	$200,725
Pacific Rubiales Energy Corp., 7.25%, 12/12/21(a)	380,000	415,150
Penn Virginia Corp., 8.50%, 05/01/20	200,000	222,500
Petrobras Global Finance BV 4.38%, 05/20/23	95,000	86,907
6.25%, 03/17/24	885,000	907,515
5.63%, 05/20/43	410,000	347,380
Petrohawk Energy Corp., 7.25%, 08/15/18	265,000	280,900
Petroleos de Venezuela SA Series 2014, 4.90%, 10/28/14	1,427,744	1,364,946
5.00%, 10/28/15	545,000	470,719
5.25%, 04/12/17	400,000	302,000
8.50%, 11/02/17	408,000	342,728
Petroleos Mexicanos, 6.38%, 01/23/45(a)	1,110,000	1,200,738
Range Resources Corp., 5.00%, 03/15/23	190,000	192,375
Resolute Energy Corp., 8.50%, 05/01/20	225,000	235,125
Samson Investment Co., 10.75%, 02/15/20(a)	260,000	283,400
SandRidge Energy, Inc., 8.13%, 10/15/22	185,000	201,650
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	200,000	191,167
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 05/01/23	155,000	153,063
Total Capital Canada Ltd., 2.75%, 07/15/23	365,000	345,276
Total Capital SA, 2.13%, 08/10/18	475,000	479,976
Transocean, Inc., 6.38%, 12/15/21	530,000	595,696
Ultra Petroleum Corp., 5.75%, 12/15/18(a)	185,000	194,713
WPX Energy, Inc., 6.00%, 01/15/22	205,000	209,100
YPF SA, 8.88%, 12/19/18	50,000	51,812

		12,967,512

Paper & Forest Products 0.5%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17(a)	385,000	413,117
Catalyst Paper Corp., 11.00%, 10/30/17(f)	185,000	166,500
Georgia-Pacific LLC, 8.88%, 05/15/31	235,000	343,212
Norske Skogindustrier ASA, 6.13%, 10/15/15(a)	405,000	335,137

		1,257,966

Personal Products 0.1%
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	195,000	190,613

Pharmaceuticals 0.6%
Endo Finance Co., 5.75%, 01/15/22(a)	235,000	241,168
Forest Laboratories, Inc. 4.38%, 02/01/19(a)	465,000	490,575
4.88%, 02/15/21(a)	240,000	253,800
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	320,000	320,532
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21(a)	275,000	289,094

		1,595,169

Real Estate Investment Trusts (REITs) 0.3%
American Tower Trust I, Class 2A, 3.07%, 03/15/23(a)	320,000	305,329
Crown Castle International Corp., 5.25%, 01/15/23	205,000	208,075
Geo Group, Inc. (The) 6.63%, 02/15/21	165,000	176,962
5.13%, 04/01/23	75,000	73,500

		763,866

Real Estate Management & Development 0.1%
Country Garden Holdings Co. Ltd., 11.25%, 04/22/17(a)	170,000	179,385
KWG Property Holding Ltd., 13.25%, 03/22/17	200,000	221,000

		400,385

Road & Rail 0.6%
Ahern Rentals, Inc., 9.50%, 06/15/18(a)(e)	195,000	215,475
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17(a)(b)	450,000	455,062
Bristow Group, Inc., 6.25%, 10/15/22	210,000	223,125
Russian Railways via RZD Capital PLC, Reg. S, 5.74%, 04/03/17	170,000	176,738
syncreon Group BV/syncreon Global Finance US, Inc., 8.63%, 11/01/21(a)	200,000	211,069
United Rentals North America, Inc., 7.63%, 04/15/22	215,000	241,338

		1,522,807

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc., 7.50%, 08/15/22(e)	475,000	471,437
Samsung Electronics America, Inc., 1.75%, 04/10/17(a)	600,000	602,662

		1,074,099

Software 0.2%
Activision Blizzard, Inc., 5.63%, 09/15/21(a)	185,000	197,256
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	225,000	236,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Software (continued)
NCR Corp., 5.00%, 07/15/22		$150,000	$150,750

			584,819

Specialty Retail 0.3%
Guitar Center, Inc., 9.63%, 04/15/20(a)		185,000	183,612
Jo-Ann Stores Holdings, Inc., 10.50%, 10/15/19(a)(f)		180,000	187,650
L Brands, Inc., 5.63%, 10/15/23		190,000	197,600
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(a)(f)		150,000	154,688

			723,550

Technology Hardware, Storage & Peripherals 0.3%
Hewlett-Packard Co., 6.00%, 09/15/41		445,000	486,627
Seagate HDD Cayman, 4.75%, 06/01/23(a)		420,000	408,450

			895,077

Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc., 6.13%, 10/15/20		180,000	194,400

Tobacco 0.3%
Altria Group, Inc., 10.20%, 02/06/39		127,000	208,160
Lorillard Tobacco Co., 6.88%, 05/01/20		555,000	650,001

			858,161

Transportation Infrastructure 0.4%
DP World Ltd., 6.85%, 07/02/37(a)		630,000	680,469
ENA Norte Trust, 4.95%, 04/25/23(a)		327,806	328,373

			1,008,842

Wireless Telecommunication Services 1.6%
America Movil SAB de CV 3.13%, 07/16/22		165,000	157,646
3.26%, 07/22/23	EUR	100,000	144,077
8.46%, 12/18/36	MXN	8,000,000	577,743
Cricket Communications, Inc., 7.75%, 10/15/20		$175,000	199,719
Crown Castle Towers LLC, 4.17%, 08/15/17(a)		370,000	387,834
Digicel Group Ltd. 8.25%, 09/30/20(a)(e)		75,000	80,250
7.13%, 04/01/22(a)		650,000	657,312
NII Capital Corp. 10.00%, 08/15/16(e)		495,000	205,425
7.63%, 04/01/21(e)		495,000	141,075
NII International Telecom SCA, 7.88%, 08/15/19(a)(e)		150,000	101,250
Sprint Corp., 7.88%, 09/15/23(a)		185,000	203,500
Sprint Nextel Corp. 7.00%, 08/15/20		180,000	195,750
11.50%, 11/15/21		215,000	284,337
T-Mobile USA, Inc., 6.63%, 04/28/21		190,000	204,013
VimpelCom Holdings BV, 7.50%, 03/01/22(a)		810,000	817,128
			4,357,059

Total Corporate Bonds (cost $115,082,678)			116,668,330

Municipal Bonds 0.6%

	Principal Amount		Market Value
Arizona 0.1%
La Paz County, Industrial Development Authority, Correction Services, 7.00%, 03/01/34		450,000	425,110

Georgia 0.5%
Municipal Electric Authority of Georgia 6.64%, 04/01/57		675,000	769,500
7.06%, 04/01/57		440,000	477,620

			1,247,120

Total Municipal Bonds (cost $1,543,215)			1,672,230

Sovereign Bonds 18.2%

	Principal Amount		Market Value
ARGENTINA 0.2%
Argentina Government International Bond, 7.00%, 04/17/17		$491,000	438,518

AUSTRALIA 0.8%
Queensland Treasury Corp., 4.00%, 06/21/19	AUD	2,350,000	2,195,189

BELARUS 0.2%
Republic of Belarus, 8.75%, 08/03/15		$450,000	454,521

BRAZIL 1.5%
Brazilian Government International Bond, 2.88%, 04/01/21	EUR	780,000	1,075,257
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17	BRL	2,030,000	844,782
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/23		4,013,000	1,527,701
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16(a)		$540,000	551,948

			3,999,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
CANADA 0.8%
Canadian Government Bond, 1.25%, 03/01/18	CAD	275,000	$246,477
4.25%, 06/01/18		410,000	411,996
Province of Quebec Canada, 4.50%, 12/01/20		480,000	482,239
Province of Manitoba Canada, 1.75%, 05/30/19		$1,000,000	985,224

			2,125,936

CAYMAN ISLANDS 0.1%
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(a)(e)		110,000	106,678
Cayman Islands Government Bond, 5.95%, 11/24/19(a)		225,000	253,125

			359,803

CHILE 0.1%
Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43(a)		300,000	304,923

COLOMBIA 0.5%
Colombia Government International Bond, 4.38%, 03/21/23	COP	1,598,000,000	727,412
5.63%, 02/26/44		$550,000	572,825

			1,300,237

COSTA RICA 0.2%
Costa Rica Government International Bond, 10.00%, 08/01/20(a)		365,000	462,090

CROATIA 0.4%
Croatia Government International Bond, 6.25%, 04/27/17(a)		295,000	317,125
5.88%, 07/09/18	EUR	179,000	269,464
6.75%, 11/05/19(a)		$300,000	331,875
5.50%, 04/04/23(a)(e)		310,000	313,769

			1,232,233

GERMANY 1.0%
KFW, 3.75%, 06/14/18	NZD	500,000	417,391
Bundesrepublik Deutschland, 2.00%, 08/15/23	EUR	490,000	705,936
4.75%, 07/04/28		775,000	1,424,422
Bundesobligation, 0.25%, 04/13/18		200,000	273,388

			2,821,137

GUATEMALA 0.1%
Guatemala Government Bond, 4.88%, 02/13/28(a)		$300,000	286,500

HUNGARY 1.7%
Hungary Government Bond, 6.50%, 06/24/19	HUF	126,000,000	606,532
7.00%, 06/24/22		47,250,000	234,682
6.00%, 11/24/23		188,000,000	879,122
Hungary Government International Bond, 2.11%, 10/26/17	JPY	100,000,000	923,286
5.75%, 06/11/18	EUR	200,000	303,787
4.00%, 03/25/19		$770,000	766,455
5.38%, 03/25/24		650,000	651,799
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20(a)		205,000	217,166

			4,582,829

INDONESIA 1.7%
Indonesia Treasury Bond, 7.00%, 05/15/22	IDR	8,138,000,000	670,504
5.63%, 05/15/23		19,028,000,000	1,417,657
Indonesia Government International Bond, 7.50%, 01/15/16(a)		$250,000	276,250
3.38%, 04/15/23(a)		300,000	268,140
5.88%, 01/15/24(a)		400,000	428,980
6.75%, 01/15/44(a)		400,000	436,755
Republic of Indonesia, 5.25%, 01/17/42(a)		340,000	308,142
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19(a)		100,000	108,226
3.30%, 11/21/22(a)		900,000	796,958

			4,711,612

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro, 3.75%, 05/01/21	EUR	240,000	354,758

IVORY COAST 0.2%
Ivory Coast Government International Bond, 5.75%, 12/31/32(c)		$700,000	656,629

LATVIA 0.1%
Republic of Latvia, 2.63%, 01/21/21(a)	EUR	220,000	309,022

LITHUANIA 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21(a)		$400,000	456,731

MEXICO 1.2%
United Mexican States, 5.63%, 03/19/14	GBP	330,000	529,304
Mexican Bonos, 8.50%, 12/13/18	MXN	5,320,000	475,782
8.00%, 06/11/20		5,000,000	440,763
6.50%, 06/10/21		9,180,000	733,704
6.50%, 06/09/22		9,550,000	767,824
Mexico Government International Bond, 3.50%, 01/21/21		$300,000	303,771

			3,251,148

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20		165,000	182,207

ROMANIA 1.4%
Romanian Government International Bond, 4.88%, 11/07/19	EUR	425,000	635,190
Romania Government Bond, 5.60%, 11/28/18	RON	3,010,000	960,534
5.85%, 04/26/23		6,880,000	2,183,675

			3,779,399

RUSSIA 0.3%
Russian Foreign Bond - Eurobond, 4.88%, 09/16/23(a)(e)		$400,000	397,000
7.50%, 03/31/30(c)		14,263	16,206
5.88%, 09/16/43(a)		530,000	523,481

			936,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
SLOVENIA 1.1%
Slovenia Government International Bond, 4.00%, 03/22/18	EUR	400,000	$595,380
4.75%, 05/10/18(a)		$200,000	213,178
5.50%, 10/26/22(a)		360,000	384,422
5.25%, 02/18/24(a)		1,015,000	1,054,205
Slovenia Government Bond, 4.38%, 02/06/19	EUR	200,000	302,144
4.63%, 09/09/24		250,000	372,265

			2,921,594

SOUTH AFRICA 0.4%
South Africa Government Bond, 7.00%, 02/28/31	ZAR	14,330,000	1,151,613

SRI LANKA 0.2%
Sri Lanka Government International Bond, 6.00%, 01/14/19(a)		$450,000	471,375

SUPRANATIONAL 0.8%
International Finance Corp., 7.75%, 12/03/16	INR	21,000,000	352,354
7.80%, 06/03/19		21,190,000	355,464
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		$320,000	332,204
International Bank for Reconstruction & Development, 3.75%, 05/19/17	NOK	1,800,000	315,005
Central American Bank for Economic Integration, 5.38%, 09/24/14(a)		$150,000	152,718
Corp. Andina de Fomento, 4.38%, 06/15/22		280,000	289,156
Eurasian Development Bank, 4.77%, 09/20/22(a)		277,000	260,995

			2,057,896

SWEDEN 0.3%
Sweden Government Bond, 3.50%, 06/01/22	SEK	4,750,000	819,716

TURKEY 1.0%
Turkey Government Bond, 6.30%, 02/14/18	TRY	1,500,000	619,748
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18(a)		$375,000	376,425
Turkey Government International Bond, 3.25%, 03/23/23		780,000	682,500
5.75%, 03/22/24		915,000	935,587

			2,614,260

UKRAINE 0.4%
Ukraine Government International Bond, 6.88%, 09/23/15(a)(e)		310,000	294,500
9.25%, 07/24/17(a)(e)		520,000	509,080
7.80%, 11/28/22(a)(e)		400,000	374,080

			1,177,660

UNITED KINGDOM 0.6%
United Kingdom Gilt, 4.75%, 03/07/20	GBP	350,000	670,236
3.75%, 09/07/21		550,000	1,002,451

			1,672,687

URUGUAY 0.3%
Uruguay Government International Bond, 8.88%, 09/14/18	UYU	4,441,955	205,417
5.18%, 12/15/28		14,090,870	640,948

			846,365

VENEZUELA 0.2%
Venezuela Government International Bond, 7.75%, 10/13/19		$420,000	321,300
6.00%, 12/09/20		480,000	325,200

			646,500

Total Sovereign Bonds (cost $49,210,687)			49,581,463

U.S. Government Mortgage Backed Agencies 14.6%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20		329	370
Pool# C00712 6.50%, 02/01/29		7,388	8,298
Pool# C39060 8.00%, 06/01/30		431	518
Pool# C41531 8.00%, 08/01/30		1,482	1,784
Pool# C42327 8.00%, 09/01/30		893	1,001
Pool# C01104 8.00%, 12/01/30		12,389	14,877
Pool# C48997 8.00%, 03/01/31		27,982	32,868
Pool# C49587 8.00%, 03/01/31		17,388	20,961
Pool# C50477 8.00%, 04/01/31		22,428	26,883
Pool# C53381 8.00%, 06/01/31		2,971	3,564
Pool# C69951 6.50%, 08/01/32		19,352	21,819
Pool# Q09258 3.00%, 07/01/42		384,611	371,225
Federal National Mortgage Association Pool
Pool# 540017 8.00%, 05/01/30		1,641	1,930
Pool# 564993 7.50%, 03/01/31		8,098	9,486
Pool# 606566 7.50%, 10/01/31		3,686	4,315

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AB4168 3.50%, 01/01/32	$572,717	$591,979
Pool# 642656 7.00%, 07/01/32	23,370	25,572
Pool# 886574 2.66%, 08/01/36(b)	128,487	136,493
Pool# 888817 5.50%, 08/01/37	235,783	261,259
Pool# AL1104 5.50%, 02/01/38	261,820	290,109
Pool# 257231 5.50%, 06/01/38	443,524	488,950
Pool# AJ5302 4.00%, 11/01/41	850,015	884,248
Federal National Mortgage Association Pool TBA
2.50%, 04/25/29	2,305,000	2,302,839
3.50%, 04/25/29	1,575,000	1,650,674
6.00%, 04/25/43	1,725,000	1,923,106
3.00%, 04/25/44	4,400,000	4,247,719
3.50%, 04/25/44	8,490,000	8,541,072
4.00%, 04/25/44	3,125,000	3,248,291
4.50%, 04/25/44	4,565,000	4,870,284
5.00%, 04/25/44	2,500,000	2,726,367
5.50%, 04/25/44	1,085,000	1,197,569
Government National Mortgage Association I Pool
Pool# GN 779081, 3.00%, 04/15/27	581,476	603,509
Government National Mortgage Association II Pool
Pool# G2 82468 4.00%, 01/20/40(b)	182,608	193,341
Pool# G2 82478 3.50%, 02/20/40(b)	874,917	926,311
Pool# G2 82483 3.50%, 02/20/40(b)	135,607	142,680
Pool# G2 82520 4.00%, 04/20/40 (b)	214,357	224,685
Pool# G2 82570 3.50%, 06/20/40(b)	18,228	19,192
Pool# G2 710035 5.39%, 12/20/59	352,227	379,868
Pool# G2 710065 4.81%, 02/20/61	673,950	736,337
Pool# G2 710078 4.70%, 06/20/61	318,953	347,300
Pool# G2 751413 4.50%, 07/20/61	255,883	280,429
Pool# G2 710083 4.70%, 08/20/61	244,057	269,662
Pool# G2 710087 4.70%, 09/20/61	269,734	298,173
Pool# G2 773443 5.07%, 04/20/62	258,400	283,672
Pool# G2 766552 4.85%, 05/20/62	152,926	167,768
Pool# G2 765227 4.56%, 11/20/62	769,525	846,785
Pool# G2 AC0934 4.65%, 01/20/63	111,508	120,394
Pool# G2 AC0942 4.66%, 01/20/63	43,109	46,446

Total U.S. Government Mortgage Backed Agencies (cost $39,809,304)		39,792,982

U.S. Government Sponsored & Agency Obligations 2.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	301,374
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,176,688
U.S. Treasury Notes 0.38%, 03/31/16	145,000	144,841
0.75%, 03/15/17(e)	425,000	423,406
1.63%, 03/31/19	3,655,000	3,636,440

Total U.S. Government Sponsored & Agency Obligations (cost $5,545,651)		5,682,749

U.S. Treasury Bond 1.3%

	Principal Amount	Market Value
U.S. Treasury Bonds, 3.75%, 11/15/43	3,355,000	3,473,473

Total U.S. Treasury Bond (cost $3,402,563)		3,473,473

U.S. Treasury Note 2.5%

	Principal Amount	Market Value
U.S. Treasury Notes, 2.75%, 02/15/24(h)	6,865,000	6,880,017

Total U.S. Treasury Note (cost $6,879,309)		6,880,017

Yankee Dollars 0.7%

	Principal Amount	Market Value
Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	250,000	357,392

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc., 7.50%, 07/30/39(e)	285,000	371,047
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	312,876
Talisman Energy, Inc., 7.75%, 06/01/19	335,000	404,781

		1,088,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value
Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	$370,000	$410,700

Total Yankee Dollars (cost $1,710,812)		1,856,796

Common Stock 0.0%†

	Shares	Market Value
Media 0.0%†
Dex Media, Inc.*	451	4,149

Total Common Stock (cost $778,974)		4,149

Preferred Stock 0.2%

	Shares	Market Value
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc., 5.90%,*(i)	15,300	382,390

Total Preferred Stock (cost $383,473)		382,390

Warrant 0.0%†

	Number of Warrants	Market Value
Marine 0.0%†
Horizon Lines, Inc., expiring 10/5/2036*	93,475	69,171

Total Warrant (cost $185,413)		69,171

Mutual Fund 8.3%

	Shares	Market Value
Money Market Fund 8.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(j)	22,585,349	22,585,349

Total Mutual Fund (cost $22,585,349)		22,585,349

Repurchase Agreement 3.7%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $10,184,967, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $10,378,032.(k)	$10,184,950	10,184,950

Total Repurchase Agreement (cost $10,184,950)		10,184,950

Total Investments (cost $308,249,654) (l) — 114.1%		310,978,960
Liabilities in excess of other assets — (14.1)%		(38,482,377)

NET ASSETS — 100.0%		$272,496,583

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $77,728,338 which represents 28.52% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2014.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date reflects the next call date.
(e)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $13,212,988, which was collateralized by a repurchase agreement with a value of $10,184,950 and $3,301,608 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.13% - 13.00%, and maturity dates ranging from 04/01/14 - 09/20/63 a total value of $13,486,558.
(f)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(g)	Security in default.
(h)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(i)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2014.
(j)	Represents 7-day effective yield as of March 31, 2014.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

(k)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $10,184,950.
(l)	At March 31, 2014, the tax basis cost of the Fund’s investments was $308,591,106, tax unrealized appreciation and depreciation were $6,756,040 and $(4,368,186), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AS	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
GmbH	Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAA	Capital Corporation
SAB de CV	Public Traded Company
SAECA	Open Capital Corporation
SAU	Single Shareholder Corporation
SCA	Limited partnership with share capital
SpA	Limited Share Company
TBA	To Be Announced
US	United States

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RON	Romanian Leu
SEK	Swedish Krona
TRY	Turkish Lira
UYU	Uruguay Peso Uruguayo
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At March 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	04/30/14	(673,921)	$(620,999)	$(623,795)	$(2,796)
Australian Dollar	JPMorgan Chase Bank	04/30/14	(1,241,898)	(1,144,374)	(1,149,527)	(5,153)
Canadian Dollar	Barclays Bank PLC	04/30/14	(261,377)	(235,596)	(236,281)	(685)
Canadian Dollar	Barclays Bank PLC	04/30/14	(1,546,538)	(1,393,993)	(1,398,047)	(4,054)
Euro	JPMorgan Chase Bank	04/30/14	(298,180)	(410,438)	(410,764)	(326)
Euro	JPMorgan Chase Bank	04/30/14	(476,806)	(656,313)	(656,834)	(521)
Euro	JPMorgan Chase Bank	04/30/14	(698,042)	(960,839)	(961,602)	(763)
Euro	Barclays Bank PLC	04/30/14	(66,789)	(92,005)	(92,007)	(2)
Euro	Barclays Bank PLC	04/30/14	(368,017)	(506,958)	(506,969)	(11)
Euro	Royal Bank of Scotland	04/30/14	(76,571)	(105,143)	(105,482)	(339)
Euro	JPMorgan Chase Bank	04/30/14	(820,393)	(1,129,993)	(1,130,149)	(156)
Euro	Barclays Bank PLC	04/30/14	(132,375)	(182,352)	(182,356)	(4)
Euro	JPMorgan Chase Bank	04/30/14	(625,736)	(861,876)	(861,995)	(119)
Mexican Peso	Standard Chartered Bank	04/30/14	(27,368)	(2,081)	(2,091)	(10)
Polish Zlotych	Standard Chartered Bank	04/30/14	(483,479)	(159,050)	(159,604)	(554)
Romania New Leu	Royal Bank of Scotland	04/30/14	(2,487,963)	(764,492)	(767,155)	(2,663)
Romania New Leu	Royal Bank of Scotland	04/30/14	(4,402,275)	(1,352,715)	(1,357,426)	(4,711)
South African Rand	Royal Bank of Scotland	04/30/14	(8,116,143)	(760,273)	(767,611)	(7,338)
South African Rand	Royal Bank of Scotland	04/30/14	(8,625,619)	(807,998)	(815,796)	(7,798)
Swedish Krona	JPMorgan Chase Bank	04/30/14	(3,963,388)	(610,526)	(612,092)	(1,566)
Swedish Krona	Royal Bank of Scotland	04/30/14	(1,794,231)	(277,181)	(277,096)	85

Total Short Contracts				$(13,035,195)	$(13,074,679)	$(39,484)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	JPMorgan Chase Bank	04/30/14	828,943	$1,377,728	$1,381,682	$3,954
British Pound	JPMorgan Chase Bank	04/30/14	107,606	178,845	179,358	513
Chilean Peso	HSBC Bank PLC	04/28/14	235,503,269	422,427	428,260	5,833
Chilean Peso	HSBC Bank PLC	04/28/14	324,314,552	581,730	589,762	8,032
Hungarian Forint	JPMorgan Chase Bank	04/30/14	11,097	49	50	1
Hungarian Forint	JPMorgan Chase Bank	04/30/14	2,339	11	11	—
Japanese Yen	Standard Chartered Bank	04/30/14	323,983,621	3,170,622	3,139,402	(31,220)
Mexican Peso	Standard Chartered Bank	04/30/14	9,246,859	703,263	706,745	3,482
Mexican Peso	Standard Chartered Bank	04/30/14	5,054,996	384,454	386,357	1,903
New Zealand Dollar	Standard Chartered Bank	04/30/14	232,220	200,826	201,070	244
Polish Zlotych	Standard Chartered Bank	04/30/14	2,120,377	697,538	699,967	2,429
Polish Zlotych	JPMorgan Chase Bank	04/30/14	483,415	159,592	159,582	(10)
South African Rand	Royal Bank of Scotland	04/30/14	84,833	7,946	8,023	77
Turkish Lira	Royal Bank of Scotland	04/30/14	1,297,090	589,131	600,915	11,784
Turkish Lira	Royal Bank of Scotland	04/30/14	601,757	273,315	278,782	5,467

Total Long Contracts				$8,747,477	$8,759,966	$12,489

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
34	U.S. Treasury 10 Year Note	06/19/14	$4,199,000	$(26,636)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$29,481,811	$—	$29,481,811
Collateralized Mortgage Obligations	—	11,126,193	—	11,126,193
Commercial Mortgage Backed Securities	—	11,536,907	—	11,536,907
Common Stock	4,149	—	—	4,149
Corporate Bonds	—	116,668,330	—	116,668,330
Forward Foreign Currency Contracts	—	43,804	—	43,804
Municipal Bonds	—	1,672,230	—	1,672,230
Mutual Fund	22,585,349	—	—	22,585,349
Preferred Stock	—	382,390	—	382,390
Repurchase Agreement	—	10,184,950	—	10,184,950
Sovereign Bonds	—	49,581,463	—	49,581,463
U.S. Government Mortgage Backed Agencies	—	39,792,982	—	39,792,982
U.S. Government Sponsored & Agency Obligations	—	5,682,749	—	5,682,749
U.S. Treasury Bond	—	3,473,473	—	3,473,473
U.S. Treasury Note	—	6,880,017	—	6,880,017
Warrant	—	69,171	—	69,171
Yankee Dollars	—	1,856,796	—	1,856,796

Total Assets	$22,589,498	$288,433,266	$—	$311,022,764

Liabilities:
Forward Foreign Currency Contracts	—	(70,799)	—	(70,799)
Futures Contracts	(26,636)	—	—	(26,636)

Total Liabilities	$(26,636)	$(70,799)	$—	$(97,435)

Total	$22,562,862	$288,362,467	$—	$310,925,329

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts and forward foreign currency contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:	Statement of Assets and Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$43,804

Total		$43,804

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(26,636)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(70,799)

Total		$(97,435)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 92.4%

	Shares	Market Value
AUSTRALIA 3.1%

Biotechnology 0.6%
CSL Ltd.	90,078	$5,818,288

Commercial Services & Supplies 0.9%
Brambles Ltd.	1,067,762	9,187,053

Containers & Packaging 1.1%
Amcor Ltd.	1,288,264	12,447,164

Diversified Consumer Services 0.1%
G8 Education Ltd.	175,610	830,326

Health Care Providers & Services 0.2%
Ramsay Health Care Ltd.	48,730	2,177,459

Hotels, Restaurants & Leisure 0.1%
Flight Centre Travel Group Ltd.	28,315	1,381,413

Professional Services 0.1%
Seek Ltd.	44,510	727,736

		32,569,439

AUSTRIA 0.1%

Semiconductors & Semiconductor Equipment 0.1%
AMS AG	9,509	1,335,336

BELGIUM 1.4%

Beverages 1.1%
Anheuser-Busch InBev NV	116,489	12,268,077

Insurance 0.3%
Ageas	62,486	2,786,210

		15,054,287

BRAZIL 2.8%

Banks 1.0%
Banco Bradesco SA, ADR	803,906	10,989,395

Diversified Financial Services 1.6%
BM&FBovespa SA	3,257,100	16,149,130

Food Products 0.2%
BRF SA	91,917	1,835,099

		28,973,624

CANADA 7.2%

Auto Components 0.0%†
Linamar Corp.	7,612	351,164

Chemicals 0.5%
Agrium, Inc.	58,449	5,695,804

Construction & Engineering 0.0%†
Badger Daylighting Ltd.	10,100	379,607

Diversified Financial Services 0.3%
Element Financial Corp.*	255,950	3,447,395

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	41,499	3,356,333

Information Technology Services 1.0%
CGI Group, Inc., Class A*	311,322	9,611,416

Insurance 0.8%
Fairfax Financial Holdings Ltd.	17,627	7,653,514

Metals & Mining 0.3%
Agnico Eagle Mines Ltd.	69,740	2,109,635
Capstone Mining Corp.*	391,360	1,033,714

		3,143,349

Oil, Gas & Consumable Fuels 3.2%
Africa Oil Corp.*	154,040	1,032,507
Cenovus Energy, Inc.	234,600	6,784,407
Encana Corp.	441,603	9,431,250
Suncor Energy, Inc.	441,351	15,414,347

		32,662,511

Paper & Forest Products 0.2%
West Fraser Timber Co., Ltd.	55,144	2,519,016

Road & Rail 0.6%
Canadian National Railway Co.	118,724	6,670,238

		75,490,347

CHINA 3.8%

Banks 0.7%
Industrial & Commercial Bank of China Ltd., H Shares	12,288,000	7,575,308

Internet & Catalog Retail 0.3%
E-Commerce China Dangdang, Inc., Class A, ADR*	80,300	1,153,108
Vipshop Holdings Ltd., ADR*	11,000	1,642,300

		2,795,408

Internet Software & Services 1.5%
Baidu, Inc., ADR*	78,075	11,897,068
SouFun Holdings Ltd., ADR	19,500	1,334,190
Youku Tudou, Inc., ADR*	55,270	1,549,771
YY, Inc., ADR*	20,530	1,567,671

		16,348,700

Oil, Gas & Consumable Fuels 0.9%
CNOOC Ltd.	5,978,000	9,050,828

Semiconductors & Semiconductor Equipment 0.2%
Xinyi Solar Holdings Ltd.*	8,370,000	2,511,878

Textiles, Apparel & Luxury Goods 0.2%
Shenzhou International Group Holdings Ltd.	674,000	2,142,741

		40,424,863

DENMARK 3.2%

Banks 0.1%
Jyske Bank A/S*	23,620	1,294,595

Beverages 1.1%
Carlsberg A/S, Class B	112,383	11,171,754

Electrical Equipment 0.4%
Vestas Wind Systems A/S*	97,280	3,900,346

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Health Care Equipment & Supplies 0.1%
GN Store Nord A/S	53,520	$1,328,554

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	208,509	9,493,888

Textiles, Apparel & Luxury Goods 0.6%
Pandora A/S	102,574	6,769,716

		33,958,853

FRANCE 5.8%

Aerospace & Defense 0.5%
Zodiac Aerospace	152,490	5,387,645

Auto Components 0.6%
Plastic Omnium SA	52,130	1,932,912
Valeo SA	34,310	4,831,998

		6,764,910

Automobiles 0.2%
Peugeot SA*(a)	134,352	2,530,859

Diversified Telecommunication Services 0.3%
Iliad SA	9,996	2,882,268

Electrical Equipment 0.9%
Schneider Electric SA	103,713	9,191,704

Media 1.7%
JCDecaux SA	63,750	2,790,053
Publicis Groupe SA	162,389	14,660,659

		17,450,712

Oil, Gas & Consumable Fuels 1.6%
Gaztransport Et Technigaz SA*	31,581	2,044,420
Total SA	231,254	15,222,201

		17,266,621

		61,474,719

GERMANY 7.6%

Air Freight & Logistics 0.8%
Deutsche Post AG REG	225,726	8,391,921

Auto Components 0.1%
Leoni AG	19,040	1,392,420

Diversified Financial Services 0.8%
Deutsche Boerse AG	112,356	8,945,055

Diversified Telecommunication Services 0.9%
Deutsche Telekom AG	557,968	9,053,353

Electrical Equipment 0.5%
Osram Licht AG*	76,570	4,964,931

Information Technology Services 0.3%
Wirecard AG	64,079	2,660,670

Insurance 1.0%
Allianz SE REG	64,613	10,920,814

Internet Software & Services 0.5%
United Internet AG	101,120	4,743,222

Life Sciences Tools & Services 0.2%
MorphoSys AG*	17,120	1,592,152

Machinery 0.2%
GEA Group AG	50,890	2,325,022

Software 1.4%
SAP AG	196,774	15,961,447

Textiles, Apparel & Luxury Goods 0.7%
Adidas AG	63,613	6,878,429

Thrifts & Mortgage Finance 0.2%
Aareal Bank AG*	51,750	2,279,481

		80,108,917

HONG KONG 3.8%

Auto Components 0.1%
Xinyi Glass Holdings Ltd.	1,882,000	1,535,275

Construction & Engineering 0.1%
China State Construction International Holdings Ltd.	834,000	1,415,630

Gas Utilities 0.2%
China Gas Holdings Ltd.	1,560,000	2,440,272

Hotels, Restaurants & Leisure 1.6%
Galaxy Entertainment Group Ltd.*	1,695,000	14,794,230
Paradise Entertainment Ltd.*	1,368,000	1,061,594

		15,855,824

Household Durables 0.5%
Haier Electronics Group Co., Ltd.	1,159,000	3,145,794
Man Wah Holdings Ltd.	991,600	1,677,798
Techtronic Industries Co., Ltd.	340,000	949,304

		5,772,896

Industrial Conglomerates 1.2%
Hutchison Whampoa Ltd.	898,000	11,918,092

Specialty Retail 0.1%
Belle International Holdings Ltd.	566,000	565,841

		39,503,830

IRELAND 2.2%

Banks 0.3%
Bank of Ireland*	7,138,056	3,039,748

Capital Markets 0.2%
Henderson Group PLC	574,660	2,527,439

Construction Materials 0.3%
James Hardie Industries PLC, CDI	271,510	3,626,847

Containers & Packaging 0.3%
Smurfit Kappa Group PLC	149,998	3,637,784

Pharmaceuticals 1.1%
Shire PLC	214,793	10,633,391

		23,465,209

ISRAEL 1.6%

Construction Materials 0.1%
Caesarstone Sdot-Yam Ltd.	27,660	1,504,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL (continued)

Pharmaceuticals 1.5%
Teva Pharmaceutical Industries Ltd., ADR	296,919	$15,689,200

		17,193,351

ITALY 0.2%

Capital Markets 0.2%
Banca Generali SpA	76,619	2,529,964

JAPAN 6.5%

Auto Components 0.6%
Denso Corp.	125,000	5,994,541

Automobiles 1.3%
Mazda Motor Corp.	308,000	1,368,322
Toyota Motor Corp.	224,900	12,682,976

		14,051,298

Capital Markets 0.1%
Jafco Co. Ltd.	23,400	1,048,382

Chemicals 0.2%
Kureha Corp.	395,000	1,869,648

Construction & Engineering 0.1%
JGC Corp.	30,000	1,042,182

Electrical Equipment 0.2%
Mabuchi Motor Co., Ltd.	31,900	2,091,524

Electronic Equipment, Instruments & Components 0.8%
Japan Display, Inc.*	113,200	790,749
Keyence Corp.	18,124	7,466,483

		8,257,232

Health Care Technology 0.2%
M3, Inc.	120,000	1,967,945

Household Durables 0.2%
Rinnai Corp.	21,400	1,882,388

Machinery 1.7%
Daifuku Co. Ltd.	165,000	2,038,069
Ebara Corp.	357,000	2,236,404
FANUC Corp.	50,600	8,945,678
Komatsu Ltd.	222,300	4,660,422

		17,880,573

Pharmaceuticals 0.1%
Ono Pharmaceutical Co., Ltd.	17,100	1,486,537

Software 0.2%
Dwango Co. Ltd.(a)	72,600	2,420,845

Tobacco 0.6%
Japan Tobacco, Inc.	192,500	6,042,077

Transportation Infrastructure 0.2%
Japan Airport Terminal Co., Ltd.	73,100	1,895,851

		67,931,023

MEXICO 1.5%

Beverages 0.4%
Fomento Economico Mexicano SAB de CV, ADR	44,712	4,168,947

Media 1.1%
Grupo Televisa SAB, ADR	335,092	11,155,213

		15,324,160

NETHERLANDS 2.4%

Food Products 0.9%
Unilever NV, CVA	228,430	9,396,379

Media 0.3%
Reed Elsevier NV	131,970	2,855,376

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B	322,765	12,600,878

		24,852,633

NORWAY 0.1%

Semiconductors & Semiconductor Equipment 0.1%
REC Silicon ASA*	1,965,340	1,277,008

SINGAPORE 3.5%

Banks 1.0%
United Overseas Bank Ltd.	638,362	11,011,386

Energy Equipment & Services 0.2%
Ezion Holdings Ltd.	1,310,400	2,254,287

Industrial Conglomerates 1.0%
Keppel Corp., Ltd.	1,220,598	10,589,475

Semiconductors & Semiconductor Equipment 1.3%
Avago Technologies Ltd.	203,440	13,103,571

		36,958,719

SOUTH KOREA 2.8%

Auto Components 1.2%
Hyundai Mobis	43,773	12,987,394

Semiconductors & Semiconductor Equipment 1.6%
Samsung Electronics Co., Ltd.	10,321	13,047,533
Seoul Semiconductor Co. Ltd.	80,510	3,438,235

		16,485,768

Trading Companies & Distributors 0.0%†
Daewoo International Corp.	14,290	521,095

		29,994,257

SPAIN 1.5%

Banks 0.4%
Bankinter SA	491,620	3,958,341

Biotechnology 0.3%
Grifols SA	51,179	2,804,742

Information Technology Services 0.8%
Amadeus IT Holding SA, Class A	225,671	9,377,785

		16,140,868

SWEDEN 2.4%

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, Class B	589,939	7,868,218

Diversified Financial Services 1.3%
Investor AB, Class B	346,229	12,541,312

Machinery 0.3%
Trelleborg AB, Class B	142,130	2,868,528

Pharmaceuticals 0.1%
Meda AB, Class A	100,170	1,541,315

		24,819,373

SWITZERLAND 9.3%

Capital Markets 1.4%
Julius Baer Group Ltd.*	183,605	8,154,038
UBS AG*	332,819	6,887,142

		15,041,180

Chemicals 1.3%
Clariant AG*	118,898	2,312,054
Syngenta AG	30,131	11,438,490

		13,750,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)

Consumer Finance 0.2%
Cembra Money Bank AG*	24,410	$1,662,954

Electrical Equipment 1.1%
ABB Ltd.*	452,412	11,686,248

Food Products 1.3%
Lindt & Spruengli AG - Participation Certificate	613	3,038,477
Nestle SA REG	145,274	10,934,725

		13,973,202

Insurance 0.1%
Baloise Holding AG	5,870	738,921

Life Sciences Tools & Services 0.5%
Lonza Group AG REG*	51,540	5,258,843

Machinery 0.3%
OC Oerlikon Corp. AG*	169,142	2,851,550

Media 0.6%
Informa PLC	759,018	6,694,467

Pharmaceuticals 2.5%
Novartis AG REG	107,465	9,124,630
Roche Holding AG	57,737	17,365,197

		26,489,827

		98,147,736

TAIWAN 2.2%

Machinery 0.2%
Hiwin Technologies Corp.	179,000	1,738,511

Semiconductors & Semiconductor Equipment 1.7%
Hermes Microvision, Inc.	55,959	2,246,637
Taiwan Semiconductor Manufacturing Co., Ltd.	3,875,629	15,248,834

		17,495,471

Technology Hardware, Storage & Peripherals 0.2%
Catcher Technology Co., Ltd.	324,000	2,352,521

Textiles, Apparel & Luxury Goods 0.1%
Eclat Textile Co., Ltd.	112,100	1,299,704

		22,886,207

THAILAND 0.7%

Banks 0.7%
Kasikornbank PCL, NVDR	1,263,600	6,953,630

TURKEY 0.8%

Banks 0.8%
Akbank TAS	2,702,954	8,590,655

UNITED KINGDOM 15.9%

Capital Markets 0.7%
Aberdeen Asset Management PLC	1,173,752	7,650,038

Commercial Services & Supplies 0.5%
Babcock International Group PLC	149,023	3,346,532
Rentokil Initial PLC	840,100	1,726,006

		5,072,538

Diversified Financial Services 0.4%
London Stock Exchange Group PLC	133,040	4,373,128

Health Care Equipment & Supplies 1.0%
Smith & Nephew PLC	680,615	10,337,111

Hotels, Restaurants & Leisure 2.0%
Compass Group PLC	1,173,240	17,913,973
Merlin Entertainments PLC*(b)	357,306	2,245,724

		20,159,697

Household Durables 0.4%
Persimmon PLC*	88,730	1,993,036
Taylor Wimpey PLC	1,178,944	2,317,464

		4,310,500

Insurance 0.6%
St James’s Place PLC	477,689	6,582,625

Machinery 0.2%
Weir Group PLC (The)	43,080	1,822,079

Media 5.1%
British Sky Broadcasting Group PLC	1,002,947	15,265,936
Reed Elsevier PLC	1,493,379	22,821,070
WPP PLC	689,516	14,246,860

		52,333,866

Multiline Retail 0.7%
Next PLC	69,961	7,699,261

Multi-Utilities 0.7%
Centrica PLC	1,315,892	7,239,318

Oil, Gas & Consumable Fuels 0.1%
Genel Energy PLC*	70,630	1,157,320

Professional Services 0.2%
Hays PLC	1,025,730	2,482,398

Real Estate Management & Development 0.2%
Countrywide PLC	222,937	2,432,576

Specialty Retail 0.8%
Kingfisher PLC	1,179,728	8,294,410

Tobacco 1.5%
British American Tobacco PLC	291,835	16,280,231

Trading Companies & Distributors 0.8%
Ashtead Group PLC	437,130	6,942,306
Travis Perkins PLC	51,785	1,630,594

		8,572,900

		166,799,996

Total Common Stocks (cost $743,092,585)		972,759,004

Exchange Traded Fund 0.2%

	Shares	Market Value
UNITED STATES 0.2%
iShares MSCI Emerging Markets ETF	42,670	1,749,043

Total Exchange Traded Fund (cost $1,746,483)		1,749,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Mutual Fund 7.4%

	Shares	Market Value
Money Market Fund 7.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	77,515,605	$77,515,605

Total Mutual Fund (cost $77,515,605)		77,515,605

Repurchase Agreement 0.4%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $4,534,489, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $4,625,185.(d)	$4,534,481	4,534,481

Total Repurchase Agreement (cost $4,534,481)		4,534,481

Total Investments (cost $826,889,154) (e) — 100.4%		1,056,558,133
Liabilities in excess of other assets — (0.4)%		(3,825,720)

NET ASSETS — 100.0%		$1,052,732,413

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $4,345,938.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $2,245,724 which represents 0.21% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $4,534,481.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $829,810,893, tax unrealized appreciation and depreciation were $237,802,710 and $(11,055,470), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,387,645	$—	$5,387,645
Air Freight & Logistics	—	8,391,921	—	8,391,921
Auto Components	351,164	28,674,540	—	29,025,704
Automobiles	—	16,582,157	—	16,582,157
Banks	10,989,395	42,423,663	—	53,413,058
Beverages	4,168,947	23,439,831	—	27,608,778
Biotechnology	—	8,623,030	—	8,623,030
Capital Markets	—	28,797,003	—	28,797,003
Chemicals	5,695,804	15,620,192	—	21,315,996
Commercial Services & Supplies	—	14,259,591	—	14,259,591
Communications Equipment	—	7,868,218	—	7,868,218
Construction & Engineering	379,607	2,457,812	—	2,837,419
Construction Materials	1,504,151	3,626,847	—	5,130,998
Consumer Finance	—	1,662,954	—	1,662,954
Containers & Packaging	—	16,084,948	—	16,084,948
Diversified Consumer Services	—	830,326	—	830,326
Diversified Financial Services	19,596,525	25,859,495	—	45,456,020
Diversified Telecommunication Services	—	11,935,621	—	11,935,621
Electrical Equipment	—	31,834,753	—	31,834,753
Electronic Equipment, Instruments & Components	—	8,257,232	—	8,257,232
Energy Equipment & Services	—	2,254,287	—	2,254,287

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Food & Staples Retailing	$3,356,333	$—	$—	$3,356,333
Food Products	1,835,099	23,369,581	—	25,204,680
Gas Utilities	—	2,440,272	—	2,440,272
Health Care Equipment & Supplies	—	11,665,665	—	11,665,665
Health Care Providers & Services	—	2,177,459	—	2,177,459
Health Care Technology	—	1,967,945	—	1,967,945
Hotels, Restaurants & Leisure	—	37,396,934	—	37,396,934
Household Durables	—	11,965,784	—	11,965,784
Industrial Conglomerates	—	22,507,567	—	22,507,567
Information Technology Services	9,611,416	12,038,455	—	21,649,871
Insurance	7,653,514	21,028,570	—	28,682,084
Internet & Catalog Retail	2,795,408	—	—	2,795,408
Internet Software & Services	16,348,700	4,743,222	—	21,091,922
Life Sciences Tools & Services	—	6,850,995	—	6,850,995
Machinery	—	29,486,263	—	29,486,263
Media	11,155,213	79,334,421	—	90,489,634
Metals & Mining	3,143,349	—	—	3,143,349
Multiline Retail	—	7,699,261	—	7,699,261
Multi-Utilities	—	7,239,318	—	7,239,318
Oil, Gas & Consumable Fuels	32,662,511	40,075,647	—	72,738,158
Paper & Forest Products	2,519,016	—	—	2,519,016
Pharmaceuticals	15,689,200	49,644,958	—	65,334,158
Professional Services	—	3,210,134	—	3,210,134
Real Estate Management & Development	—	2,432,576	—	2,432,576
Road & Rail	6,670,238	—	—	6,670,238
Semiconductors & Semiconductor Equipment	13,103,571	39,105,461	—	52,209,032
Software	—	18,382,292	—	18,382,292
Specialty Retail	—	8,860,251	—	8,860,251
Technology Hardware, Storage & Peripherals	—	2,352,521	—	2,352,521
Textiles, Apparel & Luxury Goods	—	17,090,590	—	17,090,590
Thrifts & Mortgage Finance	—	2,279,481	—	2,279,481
Tobacco	—	22,322,308	—	22,322,308
Trading Companies & Distributors	—	9,093,995	—	9,093,995
Transportation Infrastructure	—	1,895,851	—	1,895,851

Total Common Stocks	$169,229,161	$803,529,843	$—	$972,759,004

Exchange Traded Fund	1,749,043	—	—	1,749,043
Mutual Fund	77,515,605	—	—	77,515,605
Repurchase Agreement	—	4,534,481	—	4,534,481

Total	$248,493,809	$808,064,324	$—	$1,056,558,133

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.2%

	Shares	Market Value
AUSTRALIA 3.1%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.(a)	95,467	$461,680

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	168,646

Banks 0.9%
Australia & New Zealand Banking Group Ltd.	224,785	6,915,048
Bank of Queensland Ltd.	41,755	498,887
Bendigo and Adelaide Bank Ltd.	64,260	678,845

		8,092,780

Beverages 0.0%†
Treasury Wine Estates Ltd.(a)	90,625	297,699

Capital Markets 0.2%
Macquarie Group Ltd.	48,558	2,618,340

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	662,456

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	1,254	24,582

Construction Materials 0.1%
Boral Ltd.(a)	109,893	577,589

Food & Staples Retailing 0.6%
Metcash Ltd.(a)	35,307	85,625
Wesfarmers Ltd.	175,916	6,740,309

		6,825,934

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	198,446

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	56,647	248,002

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.(a)	115,595	263,123
Tabcorp Holdings Ltd.	50,397	159,611
Tatts Group Ltd.	234,051	630,228

		1,052,962

Insurance 0.3%
QBE Insurance Group Ltd.	54,897	652,393
Suncorp Group Ltd.	194,461	2,327,193

		2,979,586

Media 0.0%†
Fairfax Media Ltd.	121,743	103,540

Metals & Mining 0.1%
Alumina Ltd.*	254,239	283,135
BlueScope Steel Ltd.*	47,847	272,686
Newcrest Mining Ltd.*	92,495	846,363

		1,402,184

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	74,368	228,060

Oil, Gas & Consumable Fuels 0.5%
New Hope Corp., Ltd.	10,015	27,834
Origin Energy Ltd.	183,209	2,433,379
Santos Ltd.	129,724	1,626,302
Woodside Petroleum Ltd.(a)	36,768	1,331,347

		5,418,862

Real Estate Management & Development 0.1%
Lend Lease Group	60,703	668,519

Road & Rail 0.1%
Asciano Ltd.	144,259	697,922

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	115,414

Transportation Infrastructure 0.0%†
Sydney Airport	51,450	200,191

		33,043,394

AUSTRIA 0.1%

Banks 0.1%
Erste Group Bank AG	30,504	1,043,527
Raiffeisen Bank International AG	4,219	140,787

		1,184,314

BELGIUM 1.4%

Banks 0.1%
KBC Groep NV	14,342	883,267

Chemicals 0.8%
Solvay SA	57,950	9,103,089

Diversified Telecommunication Services 0.1%
Belgacom SA	17,660	553,335

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,425,638

Insurance 0.1%
Ageas	20,545	916,088

Pharmaceuticals 0.2%
UCB SA	22,635	1,815,915

		14,697,332

CANADA 4.5%

Auto Components 0.2%
Magna International, Inc.	17,411	1,673,850

Chemicals 0.1%
Agrium, Inc.(a)	11,514	1,122,845

Diversified Telecommunication Services 0.0%†
Bell Aliant, Inc.	2,018	49,359

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	254,227
Precision Drilling Corp.	30,300	362,887

		617,114

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	232,606
George Weston Ltd.	2,936	218,680
Loblaw Cos., Ltd.(a)	7,310	310,121

		761,407

Independent Power and Renewable Electricity Producers 0.0%†
TransAlta Corp.	17,887	207,751

Insurance 0.7%
Fairfax Financial Holdings Ltd.	2,219	963,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)

Insurance (continued)
Industrial Alliance Insurance & Financial Services, Inc.	6,272	$257,915
Manulife Financial Corp.	210,795	4,065,264
Sun Life Financial, Inc.(a)	77,870	2,696,394

		7,983,047

Metals & Mining 1.2%
Agnico Eagle Mines Ltd.	8,297	250,984
Barrick Gold Corp.	120,780	2,153,507
Eldorado Gold Corp.	73,885	411,029
First Quantum Minerals Ltd.	187,452	3,464,175
Goldcorp, Inc.	102,182	2,501,415
IAMGOLD Corp.	32,370	113,903
Kinross Gold Corp.*	177,200	732,523
Lundin Mining Corp.*	42,500	195,296
Osisko Mining Corp.*	7,100	44,186
Pan American Silver Corp.	13,200	169,672
Teck Resources Ltd., Class B	93,000	2,007,218
Turquoise Hill Resources Ltd.*	32,500	108,774
Yamana Gold, Inc.	120,100	1,051,622

		13,204,304

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	1,027,686

Oil, Gas & Consumable Fuels 2.0%
Bonavista Energy Corp.	4,301	62,910
Cameco Corp.(a)	54,900	1,256,915
Canadian Natural Resources Ltd.	140,046	5,373,565
Crescent Point Energy Corp.(a)	24,306	887,153
Enerplus Corp.	29,102	581,777
Husky Energy, Inc.(a)	52,500	1,574,763
MEG Energy Corp.*	4,738	160,119
Pengrowth Energy Corp.	58,647	354,906
Penn West Petroleum Ltd.(a)	76,105	636,101
Suncor Energy, Inc.	251,700	8,790,716
Talisman Energy, Inc.	142,000	1,415,504

		21,094,429

Technology Hardware, Storage & Peripherals 0.0%†
Blackberry Ltd.*(a)	9,511	76,849
Blackberry Ltd.*(a)	37,138	300,665

		377,514

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	5,200	177,426

		48,296,732

CHINA 0.3%

Banks 0.3%
China Construction Bank Corp., H Shares	3,890,000	2,730,553

Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.*	381,000	210,531

		2,941,084

COLOMBIA 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Pacific Rubiales Energy Corp.	14,279	257,164

DENMARK 1.5%

Banks 0.8%
Danske Bank A/S	268,699	7,476,500

Beverages 0.2%
Carlsberg A/S, Class B	24,567	2,442,153

Building Products 0.0%†
Rockwool International A/S, Class B	239	46,406

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	272,559

Diversified Telecommunication Services 0.1%
TDC A/S	67,131	620,603

Marine 0.4%
AP Moeller - Maersk A/S, Class A	100	1,150,839
AP Moeller - Maersk A/S, Class B	268	3,207,627

		4,358,466

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	338,896

		15,555,583

FINLAND 1.1%

Electric Utilities 0.0%†
Fortum OYJ	15,185	345,174

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	157,675

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	6,682	136,241

Paper & Forest Products 1.0%
Stora Enso OYJ, Class R	126,639	1,355,331
UPM-Kymmene OYJ	486,135	8,317,246

		9,672,577

Technology Hardware, Storage & Peripherals 0.1%
Nokia OYJ*	162,669	1,196,824

		11,508,491

FRANCE 13.8%

Aerospace & Defense 0.6%
Airbus Group NV	79,980	5,728,247
Thales SA	4,563	302,573

		6,030,820

Air Freight & Logistics 0.1%
Bollore SA	954	604,555
Bollore SA*	3	1,907

		606,462

Auto Components 0.2%
Cie Generale des Etablissements Michelin	18,075	2,259,644

Automobiles 0.3%
Peugeot SA*(a)	7,066	133,106
Renault SA	28,539	2,772,105

		2,905,211

Banks 3.1%
BNP Paribas SA	323,609	24,949,983
Credit Agricole SA*	99,725	1,571,691
Natixis	128,574	944,274
Societe Generale SA	80,494	4,954,855

		32,420,803

Building Products 1.5%
Compagnie de Saint-Gobain	266,266	16,075,600

Communications Equipment 0.0%†
Alcatel-Lucent*	34,627	136,370

Construction & Engineering 0.4%
Bouygues SA	111,868	4,661,505

Construction Materials 0.9%
Ciments Francais SA	751	81,424
Lafarge SA	118,846	9,275,927

		9,357,351

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Diversified Telecommunication Services 0.9%
Orange SA	321,387	$4,747,450
Vivendi SA	158,488	4,411,173

		9,158,623

Electric Utilities 0.5%
Electricite de France	123,338	4,876,861

Electrical Equipment 0.7%
Schneider Electric SA	88,906	7,879,414

Energy Equipment & Services 0.0%†
CGG SA*	20,800	333,346

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	1,019,420

Hotels, Restaurants & Leisure 0.6%
Sodexo	64,145	6,723,129

Information Technology Services 0.1%
Cap Gemini SA	16,349	1,237,726

Insurance 1.3%
AXA SA	513,889	13,350,195
CNP Assurances	5,401	114,394

		13,464,589

Machinery 0.0%†
Vallourec SA	6,279	340,638

Media 0.6%
Lagardere SCA	17,071	677,559
Publicis Groupe SA	68,542	6,188,047

		6,865,606

Metals & Mining 0.0%†
Eramet	65	7,819

Multi-Utilities 1.9%
GDF Suez	599,354	16,395,329
Suez Environnement Co.	159,792	3,245,927

		19,641,256

Trading Companies & Distributors 0.0%†
Rexel SA	12,849	337,124

		146,339,317

GERMANY 9.8%

Airlines 0.1%
Deutsche Lufthansa AG REG*	28,411	744,922

Automobiles 3.1%
Bayerische Motoren Werke AG	34,727	4,388,316
Daimler AG REG	278,199	26,317,323
Volkswagen AG	4,865	1,234,265

		31,939,904

Banks 0.6%
Commerzbank AG*	369,249	6,792,009

Capital Markets 0.7%
Deutsche Bank AG REG	157,098	7,040,907
Deutsche Bank AG	196	8,787

		7,049,694

Chemicals 1.0%
BASF SE	94,732	10,541,095
K+S AG REG	8,849	290,584
Wacker Chemie AG	256	31,249

		10,862,928

Construction Materials 0.2%
HeidelbergCement AG	20,755	1,778,941

Diversified Telecommunication Services 1.0%
Deutsche Telekom AG REG	648,853	10,528,014
Telefonica Deutschland Holding AG	10,147	80,980

		10,608,994

Food & Staples Retailing 0.2%
Metro AG	62,950	2,567,815

Health Care Providers & Services 0.0%†
Celesio AG	11,017	376,585

Insurance 1.2%
Allianz SE REG	56,067	9,476,379
Muenchener Rueckversicherungs AG REG	17,149	3,747,352
		13,223,731

Metals & Mining 0.0%†
Salzgitter AG	4,877	193,081

Multi-Utilities 0.6%
E.ON SE	264,775	5,171,083
RWE AG	36,773	1,492,236

		6,663,319

Pharmaceuticals 1.1%
Bayer AG REG	87,225	11,812,337

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport
Services Worldwide	1,748	130,616

		104,744,876

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Resolution Ltd.	275,939	1,374,775

HONG KONG 2.4%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	229,738

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)(a)	89,000	118,439
Shangri-La Asia Ltd.	86,000	141,017

		259,456

Industrial Conglomerates 1.1%
Hopewell Holdings Ltd.	67,500	232,266
Hutchison Whampoa Ltd.	826,000	10,962,521
NWS Holdings Ltd.	15,000	25,315

		11,220,102

Marine 0.0%†
Orient Overseas International Ltd.	26,000	119,689

Real Estate Management & Development 1.3%
Cheung Kong Holdings Ltd.	19,000	315,926
China Overseas Land & Investment Ltd.	1,716,000	4,458,648
Henderson Land Development Co., Ltd.	198,102	1,159,273
Kerry Properties Ltd.	51,000	170,080
New World Development Co., Ltd.	704,966	711,150
Sino Land Co., Ltd.	130,000	191,611
Sun Hung Kai Properties Ltd.	118,000	1,448,967
Swire Pacific Ltd.	47,500	102,420
Swire Pacific Ltd., Class A	34,500	402,962

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)

Real Estate Management & Development (continued)
Wharf Holdings Ltd.	582,000	$3,732,764
Wheelock & Co., Ltd.	157,000	615,306

		13,309,107

Road & Rail 0.0%†
MTR Corp., Ltd.	96,500	357,576

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	353,000	333,726

		25,829,394

INDIA 0.4%

Banks 0.4%
ICICI Bank Ltd., ADR	99,210	4,345,398

Metals & Mining 0.0%†
Vedanta Resources PLC	3,395	51,177

		4,396,575

IRELAND 0.4%

Airlines 0.3%
Ryanair Holdings PLC, ADR*	57,224	3,365,343

Banks 0.1%
Bank of Ireland*	1,639,371	698,128

Construction Materials 0.0%†
CRH PLC, ADR	14,161	399,199

		4,462,670

ISRAEL 0.1%

Banks 0.1%
Bank Hapoalim BM	100,734	575,092
Bank Leumi Le-Israel BM*	192,026	749,479
Israel Discount Bank Ltd., Class A*	132,044	242,368

		1,566,939

ITALY 2.7%

Automobiles 0.0%†
Fiat SpA*	29,970	349,398

Banks 0.5%
Banca Monte dei Paschi di Siena SpA*(a)	236,983	86,702
UniCredit SpA	474,051	4,333,318
Unione di Banche Italiane SCPA	112,295	1,059,484

		5,479,504

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,793,808	2,120,183

Electric Utilities 0.7%
Enel SpA	1,254,272	7,094,390

Insurance 0.3%
Assicurazioni Generali SpA	164,436	3,665,212

Media 0.0%†
Mediaset SpA*	67,206	375,867

Oil, Gas & Consumable Fuels 1.0%
Eni SpA	405,593	10,170,811

		29,255,365

JAPAN 19.5%

Air Freight & Logistics 0.6%
Yamato Holdings Co., Ltd.	274,900	5,916,207

Auto Components 0.5%
Aisin Seiki Co., Ltd.	21,400	772,466
Bridgestone Corp.	127,800	4,529,319
Nissan Shatai Co., Ltd.	4,000	67,085
NOK Corp.	5,800	94,385
Tokai Rika Co., Ltd.	3,200	53,772
Toyoda Gosei Co., Ltd.	4,300	82,320
Toyota Boshoku Corp.	5,500	55,616

		5,654,963

Automobiles 1.7%
Honda Motor Co., Ltd.	221,500	7,793,845
Nissan Motor Co., Ltd.	304,800	2,716,782
Suzuki Motor Corp.	48,200	1,256,700
Toyota Motor Corp.	111,800	6,304,832
Yamaha Motor Co., Ltd.	5,000	79,769

		18,151,928

Banks 3.6%
77 Bank Ltd. (The)	44,000	197,636
Bank of Kyoto Ltd. (The)	25,000	206,056
Bank of Yokohama Ltd. (The)	139,000	693,353
Chiba Bank Ltd. (The)	80,000	492,418
Chugoku Bank Ltd. (The)	8,800	117,274
Fukuoka Financial Group, Inc.	103,000	423,084
Gunma Bank Ltd. (The)	51,000	277,388
Hachijuni Bank Ltd. (The)	55,000	312,552
Higo Bank Ltd. (The)	7,000	37,292
Hiroshima Bank Ltd. (The)	45,000	187,886
Hokuhoku Financial Group, Inc.	156,000	299,112
Iyo Bank Ltd. (The)	31,000	295,912
Joyo Bank Ltd. (The)	48,000	239,249
Mitsubishi UFJ Financial Group, Inc.	4,363,300	24,027,756
Mizuho Financial Group, Inc.	231,000	457,808
Nishi-Nippon City Bank Ltd. (The)	84,000	188,812
Shiga Bank Ltd. (The)	16,000	86,829
Shizuoka Bank Ltd. (The)	36,000	350,826
Sumitomo Mitsui Financial Group, Inc.	190,637	8,171,451
Yamaguchi Financial Group, Inc.	27,000	243,435

		37,306,129

Beverages 0.0%†
Coca-Cola East Japan Co. Ltd.	500	12,572
Coca-Cola West Co., Ltd.	7,600	132,749
Kirin Holdings Co., Ltd.	9,000	124,555

		269,876

Building Products 0.2%
Asahi Glass Co., Ltd.	156,000	902,600
LIXIL Group Corp.	25,800	711,941
Nippon Sheet Glass Co., Ltd.*(a)	103,000	146,816

		1,761,357

Capital Markets 0.4%
Nomura Holdings, Inc.	680,900	4,367,893

Chemicals 0.5%
Asahi Kasei Corp.	133,000	901,819
Daicel Corp.	36,000	295,154
Denki Kagaku Kogyo KK	60,000	205,541

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Chemicals (continued)
Hitachi Chemical Co., Ltd.	7,300	$99,300
Kaneka Corp.	35,000	211,793
Kuraray Co., Ltd.	38,100	435,909
Lintec Corp.	3,200	60,997
Mitsubishi Chemical Holdings Corp.	208,500	865,884
Mitsubishi Gas Chemical Co., Inc.	41,000	231,133
Mitsui Chemicals, Inc.	108,000	264,411
Nippon Shokubai Co., Ltd.	17,000	201,290
Showa Denko KK	183,000	259,062
Sumitomo Chemical Co., Ltd.	180,000	663,642
Taiyo Nippon Sanso Corp.	4,000	31,463
Teijin Ltd.	124,000	307,238
Tosoh Corp.	83,000	319,714
Ube Industries Ltd.	50,000	92,096

		5,446,446

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	75,000	717,225
Sohgo Security Services Co., Ltd.	1,700	35,577
Toppan Printing Co., Ltd.	75,000	536,236

		1,289,038

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,800	200,396
Kajima Corp.	68,000	237,929
Kinden Corp.	17,000	164,484
Nippo Corp.	7,000	96,565
Obayashi Corp.	86,000	484,781
Shimizu Corp.	78,000	403,963

		1,588,118

Containers & Packaging 0.0%†
Rengo Co., Ltd.	20,000	107,132
Toyo Seikan Group Holdings Ltd.	20,100	326,196

		433,328

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	104,273

Diversified Financial Services 0.5%
ORIX Corp.	341,600	4,814,504

Electrical Equipment 0.6%
Sumitomo Electric Industries Ltd.	413,600	6,174,549
Ushio, Inc.	10,600	136,932

		6,311,481

Electronic Equipment, Instruments & Components 1.5%
Citizen Holdings Co., Ltd.	30,300	227,791
FUJIFILM Holdings Corp.	72,200	1,937,988
Hitachi High-Technologies Corp.	4,400	102,498
Hitachi Ltd.	1,446,000	10,703,378
Ibiden Co., Ltd.	9,700	191,381
Kyocera Corp.	47,400	2,136,206
Nippon Electric Glass Co., Ltd.	53,000	273,053
TDK Corp.(a)	16,300	679,744

		16,252,039

Food & Staples Retailing 0.8%
Aeon Co., Ltd.	96,800	1,089,521
Seven & I Holdings Co., Ltd.	180,700	6,885,481
UNY Group Holdings Co. Ltd.(a)	29,300	174,086

		8,149,088

Food Products 0.1%
House Foods Group, Inc.	8,000	132,837
Kewpie Corp.	4,500	61,934
MEIJI Holdings Co., Ltd.(a)	8,300	523,190
Nippon Meat Packers, Inc.	23,000	342,374
Nisshin Seifun Group, Inc.	27,500	302,059
Yamazaki Baking Co., Ltd.	13,000	153,711

		1,516,105

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	397,780
Medipal Holdings Corp.	18,300	280,222
Suzuken Co., Ltd.	8,800	340,416

		1,018,418

Household Durables 0.4%
Sekisui Chemical Co., Ltd.	38,000	394,677
Sekisui House Ltd.	77,000	952,342
Sony Corp.(a)	159,200	3,032,317
Sumitomo Forestry Co., Ltd.	16,600	166,577

		4,545,913

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	153,786

Information Technology Services 0.1%
Fujitsu Ltd.	148,000	894,590

Insurance 0.3%
Dai-ichi Life Insurance Co., Ltd. (The)	8,500	123,650
MS&AD Insurance Group Holdings	66,600	1,524,555
NKSJ Holdings, Inc.	44,100	1,132,242

		2,780,447

Leisure Products 0.1%
Sankyo Co., Ltd.(a)	6,600	277,770
Yamaha Corp.	19,800	254,663

		532,433

Machinery 0.5%
Amada Co., Ltd.	45,000	316,600
Glory Ltd.	1,700	46,617
Hitachi Construction Machinery Co., Ltd.(a)	5,100	98,001
JTEKT Corp.	29,500	437,924
Kawasaki Heavy Industries Ltd.	1,117,000	4,115,263
Kurita Water Industries Ltd.	8,900	193,232
NTN Corp.	60,000	203,042
Sumitomo Heavy Industries Ltd.	66,000	268,437

		5,679,116

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	73,000	157,710
Mitsui OSK Lines Ltd.	152,000	591,236
Nippon Yusen KK	214,000	621,524

		1,370,470

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	113,772
Hakuhodo DY Holdings, Inc.	18,900	131,632
Nippon Television Holdings, Inc.	6,100	99,661
SKY Perfect JSAT Holdings, Inc.	21,500	115,235
Tokyo Broadcasting System Holdings, Inc.	4,800	55,432

		515,732

Metals & Mining 0.6%
Daido Steel Co., Ltd.(a)	22,000	110,016
JFE Holdings, Inc.	72,700	1,366,076
Kobe Steel Ltd.	331,000	439,254
Mitsubishi Materials Corp.	149,000	422,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Metals & Mining (continued)
Nippon Steel & Sumitomo Metal Corp.	1,017,995	$2,777,879
Nisshin Steel Holdings Co., Ltd.	8,700	74,522
Sumitomo Metal Mining Co., Ltd.	65,000	814,703
Yamato Kogyo Co., Ltd.(a)	5,300	166,162

		6,170,880

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	87,715
Isetan Mitsukoshi Holdings Ltd.	49,700	613,093
J. Front Retailing Co., Ltd.	67,000	461,085
Marui Group Co., Ltd.	27,900	239,382
Takashimaya Co., Ltd.	33,000	308,881

		1,710,156

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.	74,000	133,818
Idemitsu Kosan Co., Ltd.	11,600	238,621
INPEX Corp.	137,200	1,781,580
JX Holdings, Inc.	349,900	1,686,880
Showa Shell Sekiyu KK	20,700	184,834

		4,025,733

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd.	12,400	233,785
Oji Holdings Corp.	96,000	429,397

		663,182

Personal Products 0.0%†
Pola Orbis Holdings, Inc.	1,600	63,832

Pharmaceuticals 0.2%
Kyowa Hakko Kirin Co., Ltd.	32,000	340,973
Mitsubishi Tanabe Pharma Corp.	32,600	456,174
Otsuka Holdings Co., Ltd.	29,600	885,491

		1,682,638

Real Estate Management & Development 0.5%
Daiwa House Industry Co., Ltd.	283,000	4,804,840

Road & Rail 0.7%
East Japan Railway Co.	76,500	5,634,802
Fukuyama Transporting Co., Ltd.	18,000	108,087
Hankyu Hanshin Holdings, Inc.	140,000	761,615
Hitachi Transport System Ltd.	6,400	104,107
Nippon Express Co., Ltd.	112,000	547,756
Seino Holdings Co. Ltd.	19,000	181,276

		7,337,643

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	12,800	571,550

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	86,635
Autobacs Seven Co., Ltd.	9,000	138,772
K’s Holdings Corp.(a)	5,400	149,825
Yamada Denki Co., Ltd.(a)	117,800	392,623

		767,855

Technology Hardware, Storage & Peripherals 0.7%
Brother Industries Ltd.	11,300	157,999
Konica Minolta, Inc.	63,500	594,083
NEC Corp.	345,000	1,059,718
Ricoh Co., Ltd.	484,200	5,613,235
Toshiba TEC Corp.	13,000	74,033

		7,499,068

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	142,970

Tobacco 0.7%
Japan Tobacco, Inc.	247,800	7,777,801

Trading Companies & Distributors 1.4%
ITOCHU Corp.	200,700	2,348,276
Marubeni Corp.	212,000	1,423,187
Mitsubishi Corp.	221,100	4,101,365
Mitsui & Co., Ltd.(a)	266,800	3,770,836
Nagase & Co., Ltd.	13,800	170,415
Sojitz Corp.	188,400	321,182
Sumitomo Corp.	179,400	2,281,174
Toyota Tsusho Corp.	28,200	715,266

		15,131,701

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	301,196
Mitsubishi Logistics Corp.	5,000	69,467

		370,663

Wireless Telecommunication Services 1.0%
KDDI Corp.	122,100	7,089,737
NTT DOCOMO, Inc.	214,700	3,383,133

		10,472,870

		206,017,060

LUXEMBOURG 0.2%

Metals & Mining 0.2%
ArcelorMittal	153,794	2,482,096

NETHERLANDS 6.5%

Chemicals 0.3%
Akzo Nobel NV	35,160	2,867,663
Koninklijke DSM NV	7,007	480,594

		3,348,257

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	146	8,036

Diversified Financial Services 1.4%
ING Groep NV, CVA*	1,018,615	14,486,426

Diversified Telecommunication Services 0.7%
Koninklijke KPN NV*	2,019,607	7,129,379

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	31,793	638,522

Industrial Conglomerates 0.2%
Koninklijke Philips NV	55,338	1,946,744
Koninklijke Philips NV, NYRS	16,355	575,042

		2,521,786

Insurance 0.2%
Aegon NV	273,440	2,518,687

Oil, Gas & Consumable Fuels 3.6%
Royal Dutch Shell PLC, ADR	196,869	14,383,249
Royal Dutch Shell PLC, ADR(a)	118,040	9,220,104
Royal Dutch Shell PLC, Class A	401,574	14,672,628

		38,275,981

		68,927,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NEW ZEALAND 0.0%†

Construction Materials 0.0%†
Fletcher Building Ltd.	20,797	$172,043

Electric Utilities 0.0%†
Contact Energy Ltd.	20,973	96,871

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	19,452	64,356

		333,270

NORWAY 0.7%

Banks 0.1%
DNB ASA	65,062	1,130,541

Chemicals 0.0%†
Yara International ASA	5,397	239,053

Food Products 0.0%†
Cermaq ASA	4,584	50,910
Orkla ASA	52,013	443,416

		494,326

Insurance 0.0%†
Storebrand ASA*	36,062	207,673

Metals & Mining 0.1%
Norsk Hydro ASA	138,175	687,977

Oil, Gas & Consumable Fuels 0.5%
Statoil ASA	163,331	4,608,339

		7,367,909

PORTUGAL 0.0%†

Banks 0.0%†
Banco Espirito Santo SA REG*(a)	146,163	273,716

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	177	753

		274,469

SINGAPORE 0.4%

Airlines 0.1%
Singapore Airlines Ltd.	101,000	841,498

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	195,885

Food & Staples Retailing 0.0%†
Olam International Ltd.	124,000	219,573

Food Products 0.1%
Golden Agri-Resources Ltd.	999,000	457,045
Wilmar International Ltd.	256,000	705,403

		1,162,448

Hotels, Restaurants & Leisure 0.0%†
OUE Ltd.	64,000	114,103

Marine 0.0%†
Neptune Orient Lines Ltd.*	118,000	93,483

Real Estate Investment Trusts (REITs) 0.0%†
OUE Hospitality Trust	10,666	7,165

Real Estate Management & Development 0.2%
CapitaLand Ltd.(a)	400,000	921,281
Keppel Land Ltd.	93,000	248,954
United Industrial Corp. Ltd.	14,000	35,091
UOL Group Ltd.	24,000	119,687

		1,325,013

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	45,000	29,700
Hutchison Port Holdings Trust, Class U	92,000	59,817

		89,517

		4,048,685

SOUTH KOREA 0.4%

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	3,742	4,730,536

SPAIN 2.1%

Banks 1.0%
Banco de Sabadell SA	192,804	596,068
Banco Popular Espanol SA	114,727	867,511
Banco Santander SA	447,217	4,269,206
CaixaBank SA	782,383	5,036,240

		10,769,025

Electric Utilities 0.4%
Acciona SA(a)	3,299	286,036
Iberdrola SA	506,017	3,540,837

		3,826,873

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	216,838

Oil, Gas & Consumable Fuels 0.7%
Repsol SA	304,271	7,770,903

		22,583,639

SWEDEN 2.0%

Banks 0.9%
Nordea Bank AB	590,135	8,371,424
Skandinaviska Enskilda Banken AB, Class A(a)	117,634	1,615,972

		9,987,396

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class A	18,985	239,803
Telefonaktiebolaget LM Ericsson, Class B(a)	226,300	3,018,240

		3,258,043

Diversified Telecommunication Services 0.1%
TeliaSonera AB	95,672	722,553

Household Durables 0.4%
Electrolux AB Series B(a)	166,934	3,655,114
Husqvarna AB, Class A(a)	12,546	87,267
Husqvarna AB, Class B	47,467	331,423

		4,073,804

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A(a)	3,807	111,735
Svenska Cellulosa AB SCA, Class B	57,606	1,696,563

		1,808,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)

Metals & Mining 0.1%
Boliden AB	37,181	$566,213
SSAB AB, Class A	11,623	89,807
SSAB AB, Class B(a)	586	3,932

		659,952

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	429,820

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	3,090	38,364

		20,978,230

SWITZERLAND 7.0%

Beverages 0.1%
Coca-Cola HBC AG, ADR	25,727	639,830

Capital Markets 1.8%
Credit Suisse Group AG REG*	156,858	5,077,192
UBS AG REG*	698,767	14,459,835

		19,537,027

Chemicals 0.1%
Clariant AG*	30,545	593,969
Givaudan SA REG*	63	97,445

		691,414

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	3,205,438

Electric Utilities 0.0%†
Alpiq Holding AG*	147	20,292

Electrical Equipment 0.0%†
ABB Ltd. REG*	1,489	38,462

Food Products 0.1%
Aryzta AG*	11,373	1,005,660

Insurance 1.4%
Baloise Holding AG REG	6,242	785,749
Swiss Life Holding AG REG*	3,431	843,741
Swiss Re AG*	94,510	8,771,868
Zurich Insurance Group AG*	14,796	4,544,070

		14,945,428

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,426	655,672

Machinery 0.0%†
OC Oerlikon Corp. AG*	3,194	53,847
Sulzer AG REG	2,926	402,641

		456,488

Metals & Mining 0.6%
Glencore Xstrata PLC*	1,252,387	6,460,163

Pharmaceuticals 2.0%
Novartis AG REG	143,488	12,183,269
Roche Holding AG	29,246	8,796,138

		20,979,407

Professional Services 0.1%
Adecco SA REG*	15,794	1,314,475

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	875,919

Textiles, Apparel & Luxury Goods 0.0%†
Swatch Group AG (The) - Bearer Shares	197	123,585

Trading Companies & Distributors 0.3%
Wolseley PLC	63,638	3,625,916

		74,575,176

UNITED KINGDOM 16.9%

Banks 5.5%
Barclays PLC, ADR(a)	632,664	9,932,825
Barclays PLC	1,482,570	5,769,396
HSBC Holdings PLC	1,661,492	16,823,303
HSBC Holdings PLC, ADR(a)	301,340	15,317,112
Lloyds Banking Group PLC*	2,582,618	3,230,905
Lloyds Banking Group PLC, ADR*(a)	37,256	189,633
Royal Bank of Scotland Group PLC, ADR*(a)	136,880	1,420,814
Standard Chartered PLC	226,796	4,742,445

		57,426,433

Beverages 0.6%
SABMiller PLC	121,251	6,062,823

Capital Markets 0.1%
Investec PLC	69,168	559,937

Energy Equipment & Services 0.1%
Subsea 7 SA	54,451	1,010,518

Food & Staples Retailing 0.1%
J Sainsbury PLC	149,848	790,212
WM Morrison Supermarkets PLC	55,239	196,416

		986,628

Hotels, Restaurants & Leisure 0.5%
InterContinental Hotels Group PLC	167,109	5,379,254

Household Durables 0.0%†
Barratt Developments PLC	9,254	63,785

Insurance 1.4%
Aviva PLC	595,854	4,754,134
Old Mutual PLC	324,043	1,087,830
Prudential PLC	403,325	8,540,188

		14,382,152

Marine 0.0%†
Stolt-Nielsen Ltd.(a)	4,020	116,515

Metals & Mining 1.5%
Anglo American PLC	170,736	4,363,111
Kazakhmys PLC	30,179	132,876
Rio Tinto PLC	209,056	11,658,585

		16,154,572

Oil, Gas & Consumable Fuels 4.0%
BG Group PLC	458,003	8,550,600
BP PLC	980,787	7,880,677
BP PLC, ADR	495,175	23,817,918
Tullow Oil PLC	192,188	2,401,756

		42,650,951

Pharmaceuticals 0.7%
AstraZeneca PLC	121,525	7,878,103

Specialty Retail 0.5%
Kingfisher PLC	777,021	5,463,065

Wireless Telecommunication Services 1.9%
Vodafone Group PLC, ADR	213,058	7,842,665
Vodafone Group PLC	3,497,585	12,861,749

		20,704,414

		178,839,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES 0.8%

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	102,730	$4,886,866
Verizon Communications, Inc.	1,827	86,892

		4,973,758

Hotels, Restaurants & Leisure 0.1%
Carnival plc, ADR(a)	10,518	403,470
Carnival PLC	12,376	472,822

		876,292

Media 0.2%
Thomson Reuters Corp.	58,800	2,009,997

Metals & Mining 0.0%†
Sims Metal Management Ltd.*(a)	23,132	210,769

		8,070,816

Total Common Stocks (cost $885,915,146)		1,044,682,115

Preferred Stock 0.6%

	Shares	Market Value
GERMANY 0.6%

Automobiles 0.6%
Volkswagen AG	25,898	6,715,243

Total Preferred Stock (cost $5,066,609)		6,715,243

Right 0.0%†

	Number of Rights	Market Value
HONG KONG 0.0%†

Real Estate Management & Development 0.0%†
New World Development Co., Ltd., expiring on 04/24/20*(b)	234,988	48,473

Total Right (cost $—)		48,473

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	9,680,254	9,680,254

Total Mutual Fund (cost $9,680,254)		9,680,254

Repurchase Agreements 4.4%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14 repurchase price $45,300,666, collateralized by U.S. Government Agency Securities ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $46,206,579.(d)	$45,300,565	$45,300,565
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14 repurchase price $2,000,003, collateralized by U.S. Government Agency Securities ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $2,040,024.(d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $47,300,565)		47,300,565

Total Investments (cost $947,962,574) (e) — 104.1%		1,108,426,650
Liabilities in excess of other assets — (4.1)%		(43,966,997)

NET ASSETS — 100.0%		$1,064,459,653

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $50,628,370, which was collateralized by repurchase agreements with a value of $47,300,565 and $4,981,932 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.00% and maturity dates ranging from 09/15/14 - 02/15/43, a total value of $52,282,497.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $47,300,565.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $957,746,671, tax unrealized appreciation and depreciation were $186,056,557 and $(35,376,578), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

CVA	Dutch Certificate
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At March 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Citibank NA	05/08/14	(873,036)	$(1,439,330)	$(1,455,087)	$(15,757)
British Pound	State Street Bank and Trust Co.	05/08/14	(845,955)	(1,396,308)	(1,409,952)	(13,644)
British Pound	Westpac Banking Corp.	05/08/14	(1,240,398)	(2,070,103)	(2,067,369)	2,734
British Pound	Citibank NA	05/08/14	(952,265)	(1,584,377)	(1,587,139)	(2,762)
British Pound	Westpac Banking Corp.	05/08/14	(766,600)	(1,274,882)	(1,277,691)	(2,809)
British Pound	Deutsche Bank Securities, Inc.	05/08/14	(778,074)	(1,293,835)	(1,296,814)	(2,979)
British Pound	Goldman Sachs International	05/08/14	(1,765,046)	(2,932,782)	(2,941,798)	(9,016)
British Pound	HSBC Bank PLC	05/08/14	(1,497,185)	(2,452,395)	(2,495,355)	(42,960)
Canadian Dollar	Societe Generale	05/08/14	(1,582,137)	(1,420,088)	(1,429,944)	(9,856)
Euro	HSBC Bank PLC	05/08/14	(2,549,920)	(3,441,295)	(3,512,649)	(71,354)
Euro	Barclays Bank PLC	05/08/14	(912,559)	(1,270,519)	(1,257,098)	13,421
Euro	Royal Bank of Scotland	05/08/14	(1,279,633)	(1,729,330)	(1,762,762)	(33,432)
Euro	UBS AG	05/08/14	(1,437,366)	(1,995,582)	(1,980,048)	15,534
Euro	Societe Generale	05/08/14	(17,729,971)	(23,969,147)	(24,423,974)	(454,827)
Euro	Goldman Sachs International	05/08/14	(2,550,996)	(3,552,802)	(3,514,131)	38,671
Euro	BNP Paribas	05/08/14	(974,261)	(1,354,491)	(1,342,096)	12,395
Euro	Goldman Sachs International	05/08/14	(1,595,087)	(2,188,826)	(2,197,317)	(8,491)
Euro	HSBC Bank PLC	05/08/14	(1,623,909)	(2,256,284)	(2,237,021)	19,263
Euro	Royal Bank of Canada	05/08/14	(1,056,483)	(1,437,776)	(1,455,361)	(17,585)
Euro	Barclays Bank PLC	05/08/14	(1,471,914)	(2,039,207)	(2,027,641)	11,566
Hong Kong Dollar	Westpac Banking Corp.	05/08/14	(80,253,465)	(10,334,130)	(10,347,945)	(13,815)
Japanese Yen	Societe Generale	05/08/14	(111,660,030)	(1,091,873)	(1,082,032)	9,841
Japanese Yen	Deutsche Bank Securities, Inc.	05/08/14	(195,973,484)	(1,912,515)	(1,899,065)	13,450
Japanese Yen	BNP Paribas	05/08/14	(530,688,846)	(5,243,852)	(5,142,596)	101,256
Japanese Yen	Barclays Bank PLC	05/08/14	(250,815,204)	(2,458,924)	(2,430,503)	28,421
Japanese Yen	HSBC Bank PLC	05/08/14	(267,531,641)	(2,634,482)	(2,592,493)	41,989
Japanese Yen	Deutsche Bank Securities, Inc.	05/08/14	(145,746,169)	(1,424,755)	(1,412,341)	12,414
Japanese Yen	Royal Bank of Canada	05/08/14	(129,256,404)	(1,264,616)	(1,252,548)	12,068
Norwegian Krone	UBS AG	05/08/14	(9,757,209)	(1,624,344)	(1,627,239)	(2,895)
Norwegian Krone	Barclays Bank PLC	05/08/14	(11,809,543)	(1,962,191)	(1,969,513)	(7,322)
Swiss Franc	BNP Paribas	05/08/14	(1,292,068)	(1,443,496)	(1,461,944)	(18,448)
Swiss Franc	Societe Generale	05/08/14	(948,198)	(1,058,083)	(1,072,864)	(14,781)
Swiss Franc	HSBC Bank PLC	05/08/14	(1,065,594)	(1,178,177)	(1,205,694)	(27,517)
Swiss Franc	Societe Generale	05/08/14	(1,724,419)	(1,909,556)	(1,951,139)	(41,583)

Total Short Contracts				$(96,640,353)	$(97,119,163)	$(478,810)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Royal Bank of Canada	05/08/14	2,944,772	$2,559,772	$2,724,223	$164,451
Australian Dollar	Goldman Sachs International	05/08/14	33,738,046	29,827,805	31,211,232	1,383,427
British Pound	Westpac Banking Corp.	05/08/14	1,026,404	1,688,300	1,710,705	22,405
British Pound	Goldman Sachs International	05/08/14	9,584,139	15,647,064	15,973,864	326,800
British Pound	Morgan Stanley Co., Inc.	05/08/14	3,851,068	6,406,163	6,418,568	12,405
Euro	Goldman Sachs International	05/08/14	1,314,030	1,808,785	1,810,146	1,361
Euro	Westpac Banking Corp.	05/08/14	2,667,496	3,671,013	3,674,617	3,604
Euro	Citibank NA	05/08/14	1,630,281	2,216,037	2,245,798	29,761
Hong Kong Dollar	Citibank NA	05/08/14	16,562,877	2,134,420	2,135,631	1,211
Hong Kong Dollar	HSBC Bank PLC	05/08/14	9,943,878	1,281,507	1,282,172	665
Hong Kong Dollar	HSBC Bank PLC	05/08/14	19,511,423	2,514,537	2,515,819	1,282
Japanese Yen	Citibank NA	05/08/14	167,217,374	1,641,214	1,620,406	(20,808)
Japanese Yen	HSBC Bank PLC	05/08/14	172,733,439	1,685,038	1,673,859	(11,179)
Japanese Yen	Deutsche Bank Securities, Inc.	05/08/14	113,599,489	1,116,949	1,100,826	(16,123)
Norwegian Krone	Westpac Banking Corp.	05/08/14	12,564,095	2,088,067	2,095,352	7,285
Norwegian Krone	HSBC Bank PLC	05/08/14	9,299,517	1,483,037	1,550,908	67,871
Norwegian Krone	Goldman Sachs International	05/08/14	12,710,157	2,011,951	2,119,711	107,760
Norwegian Krone	Credit Suisse International	05/08/14	12,507,101	2,086,168	2,085,847	(321)
Singapore Dollar	Goldman Sachs International	05/08/14	10,398,074	8,197,141	8,266,367	69,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Currency (continued)	Counter party	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts: (continued)
Swedish Krona	HSBC Bank PLC	05/08/14	6,863,277	$1,049,230	$1,059,803	$10,573
Swedish Krona	Credit Suisse International	05/08/14	8,622,403	1,349,424	1,331,442	(17,982)
Swedish Krona	Citibank NA	05/08/14	40,575,753	6,300,542	6,265,567	(34,975)
Swiss Franc	Societe Generale	05/08/14	1,459,476	1,657,981	1,651,363	(6,618)

Total Long Contracts				$100,422,145	$102,524,226	$2,102,081

At March 31, 2014, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	05/08/14	1,177,563	Euro	(967,515)	British Pound	$1,612,555	$1,622,155	$9,600
Westpac Banking Corp.	05/08/14	124,600,778	Japanese Yen	(738,334)	British Pound	1,230,580	1,207,433	(23,147)
Westpac Banking Corp.	05/08/14	169,920,538	Japanese Yen	(999,765)	British Pound	1,666,307	1,646,601	(19,706)
Goldman Sachs
International	05/08/14	792,278	British Pound	(951,257)	Euro	1,310,408	1,320,489	10,081
State Street Bank and Trust Co.	05/08/14	1,117,887	British Pound	(1,358,423)	Euro	1,871,300	1,863,180	(8,120)
Barclays Bank PLC	05/08/14	181,362,962	Japanese Yen	(1,309,064)	Euro	1,803,305	1,757,483	(45,822)
UBS AG	05/08/14	933,016	British Pound	(157,730,382)	Japanese Yen	1,528,473	1,555,056	26,583
Westpac Banking Corp.	05/08/14	930,386	Euro	(127,383,650)	Japanese Yen	1,234,401	1,281,656	47,255

						$12,257,329	$12,254,053	$(3,276)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,030,820	$—	$6,030,820
Air Freight & Logistics	—	6,984,349	—	6,984,349
Airlines	3,365,343	1,984,804	—	5,350,147
Auto Components	1,673,850	7,914,607	—	9,588,457
Automobiles	—	53,346,441	—	53,346,441
Banks	31,205,782	157,357,653	—	188,563,435
Beverages	639,830	9,072,551	—	9,712,381
Building Products	—	17,883,363	—	17,883,363
Capital Markets	8,787	34,124,104	—	34,132,891
Chemicals	1,122,845	30,353,643	—	31,476,488
Commercial Services & Supplies	—	1,289,038	—	1,289,038
Communications Equipment	—	3,394,413	—	3,394,413
Construction & Engineering	—	6,554,800	—	6,554,800
Construction Materials	399,199	15,091,362	—	15,490,561
Containers & Packaging	—	433,328	—	433,328
Distributors	—	104,273	—	104,273
Diversified Financial Services	—	19,300,930	—	19,300,930
Diversified Telecommunication Services	4,936,225	31,001,315	—	35,937,540
Electric Utilities	—	16,260,461	—	16,260,461
Electrical Equipment	—	14,229,357	—	14,229,357
Electronic Equipment, Instruments & Components	—	16,658,455	—	16,658,455
Energy Equipment & Services	617,114	1,343,864	—	1,960,978
Food & Staples Retailing	761,407	21,990,293	—	22,751,700
Food Products	—	4,376,985	—	4,376,985
Health Care Providers & Services	—	1,643,005	—	1,643,005

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$403,470	$14,001,726	$—	$14,405,196
Household Durables	—	8,683,502	—	8,683,502
Household Products	—	1,808,298	—	1,808,298
Independent Power and Renewable Electricity Producers	207,751	216,838	—	424,589
Industrial Conglomerates	575,042	13,320,632	—	13,895,674
Information Technology Services	—	2,132,316	—	2,132,316
Insurance	7,983,047	70,458,368	—	78,441,415
Leisure Products	—	532,433	—	532,433
Life Sciences Tools & Services	—	655,672	—	655,672
Machinery	—	6,476,242	—	6,476,242
Marine	—	6,058,623	—	6,058,623
Media	2,009,997	7,860,745	—	9,870,742
Metals & Mining	13,204,304	34,480,670	—	47,684,974
Multiline Retail	1,027,686	1,938,216	—	2,965,902
Multi-Utilities	—	26,304,575	—	26,304,575
Oil, Gas & Consumable Fuels	68,772,864	65,636,550	—	134,409,414
Paper & Forest Products	—	10,335,759	—	10,335,759
Personal Products	—	63,832	—	63,832
Pharmaceuticals	—	44,937,116	—	44,937,116
Professional Services	—	1,314,475	—	1,314,475
Real Estate Investment Trusts (REITs)	—	7,165	—	7,165
Real Estate Management & Development	—	20,107,479	—	20,107,479
Road & Rail	—	8,393,141	—	8,393,141
Semiconductors & Semiconductor Equipment	—	6,178,005	—	6,178,005
Specialty Retail	—	6,230,920	—	6,230,920
Technology Hardware, Storage & Peripherals	377,514	8,695,892	—	9,073,406
Textiles, Apparel & Luxury Goods	—	266,555	—	266,555
Thrifts & Mortgage Finance	177,426	—	—	177,426
Tobacco	—	7,777,801	—	7,777,801
Trading Companies & Distributors	—	19,543,881	—	19,543,881
Transportation Infrastructure	29,700	825,643	—	855,343
Wireless Telecommunication Services	7,842,665	23,372,983	—	31,215,648

Total Common Stocks	$147,341,848	$897,340,267	$—	$1,044,682,115

Forward Foreign Currency Contracts	—	2,636,629	—	2,636,629
Mutual Fund	9,680,254	—	—	9,680,254
Preferred Stock	—	6,715,243	—	6,715,243
Repurchase Agreements	—	47,300,565	—	47,300,565
Right	—	48,473	—	48,473

Total Assets	$157,022,102	$954,041,177	$—	$1,111,063,279

Liabilities:
Forward Foreign Currency Contracts	—	(1,016,634)	—	(1,016,634)

Total Liabilities	$—	$(1,016,634)	$—	$(1,016,634)

Total	$157,022,102	$953,024,543	$—	$1,110,046,645

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$2,636,629

Total		$2,636,629

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,016,634)

Total		$(1,016,634)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.4%

	Shares	Market Value
Aerospace & Defense 4.0%
Honeywell International, Inc.	105,400	$9,776,904
Lockheed Martin Corp.	52,900	8,635,396
Precision Castparts Corp.	35,000	8,846,600
Spirit AeroSystems Holdings, Inc., Class A*	121,250	3,418,038
Triumph Group, Inc.	38,000	2,454,040
United Technologies Corp.	235,600	27,527,504

		60,658,482

Air Freight & Logistics 1.8%
FedEx Corp.	60,460	8,014,578
United Parcel Service, Inc., Class B	197,140	19,197,493

		27,212,071

Airlines 0.7%
Copa Holdings SA, Class A	47,100	6,838,449
Delta Air Lines, Inc.	129,900	4,501,035

		11,339,484

Auto Components 1.2%
BorgWarner, Inc.	105,400	6,478,938
Delphi Automotive PLC	42,360	2,874,550
Goodyear Tire & Rubber Co. (The)	28,340	740,524
TRW Automotive Holdings Corp.*	91,860	7,497,613

		17,591,625

Automobiles 0.6%
General Motors Co.	278,480	9,585,282

Beverages 1.7%
Coca-Cola Co. (The)	95,450	3,690,097
Coca-Cola Enterprises, Inc.	63,620	3,038,491
PepsiCo, Inc.	231,810	19,356,135

		26,084,723

Biotechnology 6.4%
Alexion Pharmaceuticals, Inc.*	45,210	6,877,797
Amgen, Inc.	68,500	8,448,790
Biogen Idec, Inc.*	48,882	14,951,537
BioMarin Pharmaceutical, Inc.*	77,740	5,302,645
Celgene Corp.*	142,316	19,867,314
Gilead Sciences, Inc.*	540,210	38,279,281
Incyte Corp., Ltd.*	69,500	3,719,640

		97,447,004

Capital Markets 1.6%
BlackRock, Inc.	30,185	9,492,579
Charles Schwab Corp. (The)	187,700	5,129,841
Goldman Sachs Group, Inc. (The)	19,891	3,259,140
Morgan Stanley	201,600	6,283,872

		24,165,432

Chemicals 3.6%
Ashland, Inc.	151,070	15,028,444
CF Industries Holdings, Inc.	2,019	526,232
Dow Chemical Co. (The)	109,540	5,322,548
Ecolab, Inc.	52,700	5,691,073
LyondellBasell Industries NV, Class A	84,000	7,470,960
Monsanto Co.	138,992	15,813,120
PPG Industries, Inc.	31,406	6,075,805

		55,928,182

Communications Equipment 2.6%
Cisco Systems, Inc.	271,310	6,080,057
QUALCOMM, Inc.	431,800	34,051,748

		40,131,805

Consumer Finance 1.7%
American Express Co.	72,200	6,500,166
Capital One Financial Corp.	183,410	14,151,916
Discover Financial Services	101,480	5,905,121

		26,557,203

Containers & Packaging 0.3%
Packaging Corp. of America	71,860	5,056,788

Diversified Financial Services 1.8%
Bank of America Corp.	203,150	3,494,180
CME Group, Inc.	21,280	1,574,933
JPMorgan Chase & Co.	359,030	21,796,711

		26,865,824

Diversified Telecommunication Services 0.6%
Frontier Communications Corp.(a)	808,070	4,605,999
Verizon Communications, Inc.	110,430	5,253,155

		9,859,154

Electrical Equipment 0.4%
Eaton Corp. PLC	46,750	3,511,860
Roper Industries, Inc.	23,639	3,156,043

		6,667,903

Energy Equipment & Services 1.5%
Cameron International Corp.*	172,890	10,679,415
Schlumberger Ltd.	129,720	12,647,700

		23,327,115

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	54,000	6,030,720
CVS Caremark Corp.	326,260	24,423,824
Kroger Co. (The)	151,360	6,606,864
Rite Aid Corp.*	620,330	3,889,469

		40,950,877

Food Products 2.1%
Archer-Daniels-Midland Co.	87,050	3,777,099
General Mills, Inc.	123,330	6,390,961
Kellogg Co.	75,410	4,728,961
Kraft Foods Group, Inc.	61,936	3,474,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Mondelez International, Inc., Class A	185,100	$6,395,205
Tyson Foods, Inc., Class A	159,020	6,998,470

		31,765,306

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	105,220	7,742,088
Cooper Cos., Inc. (The)	32,560	4,472,441
Medtronic, Inc.	158,220	9,736,859

		21,951,388

Health Care Providers & Services 2.7%
Cardinal Health, Inc.	36,020	2,520,680
Express Scripts Holding Co.*	274,130	20,584,422
McKesson Corp.	68,053	12,016,118
UnitedHealth Group, Inc.	24,700	2,025,153
WellPoint, Inc.	41,570	4,138,293

		41,284,666

Health Care Technology 0.4%
Cerner Corp.*	108,200	6,086,250

Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings, Inc.*	211,800	4,710,432
McDonald’s Corp.	189,241	18,551,295
Starbucks Corp.	178,500	13,098,330
Wynn Resorts Ltd.	42,882	9,526,237

		45,886,294

Household Products 0.3%
Colgate-Palmolive Co.	72,511	4,703,789

Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	221,640	3,165,019

Industrial Conglomerates 0.9%
Danaher Corp.	182,300	13,672,500

Information Technology Services 4.9%
Accenture PLC, Class A	87,750	6,995,430
Cognizant Technology Solutions Corp., Class A*	248,800	12,591,768
Fidelity National Information Services, Inc.	139,200	7,440,240
FleetCor Technologies, Inc.*	50,030	5,758,453
International Business Machines Corp.	26,182	5,039,773
MasterCard, Inc., Class A	110,200	8,231,940
Vantiv, Inc., Class A*	95,940	2,899,307
Visa, Inc., Class A	117,969	25,464,788

		74,421,699

Insurance 0.4%
Everest Re Group Ltd.	26,051	3,987,106
MetLife, Inc.	49,510	2,614,128

		6,601,234

Internet & Catalog Retail 2.8%
Amazon.com, Inc.*	42,905	14,438,391
Expedia, Inc.	41,800	3,030,500
priceline.com, Inc.*	19,681	23,457,587
TripAdvisor, Inc.*	19,900	1,802,741

		42,729,219

Internet Software & Services 8.5%
Baidu, Inc., ADR-CN*	39,410	6,005,296
eBay, Inc.*	317,705	17,550,024
Facebook, Inc., Class A*	346,700	20,885,208
Google, Inc., Class A*	68,129	75,930,452
IAC/InterActiveCorp.	80,760	5,765,456
LinkedIn Corp., Class A*	23,650	4,373,831

		130,510,267

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	154,840	8,658,653
Thermo Fisher Scientific, Inc.	40,630	4,885,351

		13,544,004

Machinery 1.1%
Caterpillar, Inc.	72,400	7,194,388
Cummins, Inc.	45,392	6,762,954
Kennametal, Inc.(a)	70,850	3,138,655

		17,095,997

Media 4.8%
CBS Corp. Non-Voting Shares, Class B	121,500	7,508,700
Cinemark Holdings, Inc.	106,890	3,100,879
Comcast Corp., Class A	215,010	10,754,800
Liberty Global PLC*	188,600	7,677,906
Omnicom Group, Inc.	108,390	7,869,114
Time Warner Cable, Inc.	63,720	8,741,109
Twenty-First Century Fox, Inc., Class A	313,600	10,025,792
Viacom, Inc., Class B	137,830	11,714,172
Walt Disney Co. (The)	79,500	6,365,565

		73,758,037

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	205,730	6,803,491

Multiline Retail 0.8%
Dollar General Corp.*	110,100	6,108,348
Macy’s, Inc.	100,240	5,943,230

		12,051,578

Oil, Gas & Consumable Fuels 3.2%
Apache Corp.	88,520	7,342,734
Cabot Oil & Gas Corp.	141,180	4,783,178
Denbury Resources, Inc.	417,080	6,840,112
Exxon Mobil Corp.	12,490	1,220,023
Marathon Petroleum Corp.	53,090	4,620,954
Noble Energy, Inc.	89,600	6,365,184
Occidental Petroleum Corp.	96,480	9,193,579
Pioneer Natural Resources Co.	20,700	3,873,798
Range Resources Corp.	63,100	5,235,407

		49,474,969

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	155,200	8,062,640
Endo International PLC*	73,860	5,070,489

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Johnson & Johnson	18,490	$1,816,273
Merck & Co., Inc.	199,960	11,351,729
Pfizer, Inc.	171,187	5,498,526
Zoetis, Inc.	198,500	5,744,590

		37,544,247

Professional Services 0.4%
Nielsen Holdings NV	140,610	6,275,424

Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	158,410	12,969,027
Public Storage	23,440	3,949,405

		16,918,432

Road & Rail 1.7%
Union Pacific Corp.	138,731	26,034,259

Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.	264,100	5,392,922
ARM Holdings PLC, ADR-UK(a)	135,200	6,891,144
Avago Technologies Ltd.	81,660	5,259,721
Broadcom Corp., Class A	72,320	2,276,634
Linear Technology Corp.	86,390	4,206,329
Microchip Technology, Inc.(a)	29,940	1,429,934

		25,456,684

Software 6.2%
Activision Blizzard, Inc.	285,850	5,842,774
Aspen Technology, Inc.*	129,690	5,493,668
CommVault Systems, Inc.*	42,050	2,731,148
Microsoft Corp.	284,820	11,674,772
Oracle Corp.	876,350	35,851,478
PTC, Inc.*	65,190	2,309,682
Salesforce.com, Inc.*	237,100	13,536,039
ServiceNow, Inc.*	46,900	2,810,248
SolarWinds, Inc.*	164,040	6,993,025
Symantec Corp.	202,190	4,037,734
Workday, Inc., Class A*	41,685	3,811,260

		95,091,828

Specialty Retail 4.0%
AutoZone, Inc.*	11,768	6,320,593
Bed Bath & Beyond, Inc.*	53,520	3,682,176
Best Buy Co., Inc.	81,370	2,148,982
Home Depot, Inc. (The)	206,910	16,372,788
Lowe’s Cos., Inc.	123,600	6,044,040
PetSmart, Inc.	63,540	4,377,270
Ross Stores, Inc.	19,220	1,375,191
TJX Cos., Inc. (The)	253,840	15,395,396
Ulta Salon Cosmetics & Fragrance, Inc.*	51,400	5,010,472

		60,726,908

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	116,317	62,431,987
NCR Corp.*	190,780	6,973,009
Western Digital Corp.	50,600	4,646,092

		74,051,088

Textiles, Apparel & Luxury Goods 1.5%
Hanesbrands, Inc.	47,910	3,664,157
Michael Kors Holdings Ltd.*	119,890	11,182,140
NIKE, Inc., Class B	101,200	7,474,632

		22,320,929

Tobacco 2.0%
Lorillard, Inc.	115,510	6,246,781
Philip Morris International, Inc.	304,000	24,888,480

		31,135,261

Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A*	76,900	6,994,824

Total Common Stocks (cost $1,130,846,248)		1,507,484,545

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	24,819,223	24,819,223

Total Mutual Fund (cost $24,819,223)		24,819,223

Repurchase Agreements 0.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $2,000,003, collateralized by U.S. Government Agency Securities, ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $2,040,024.(c)	$2,000,000	2,000,000
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $4,787,868, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $4,883,633.(c)	4,787,860	4,787,860

Total Repurchase Agreements (cost $6,787,860)		6,787,860

Total Investments (cost $1,162,453,331) (d) — 100.4%		1,539,091,628
Liabilities in excess of other assets — (0.4%)		(5,564,739)

NET ASSETS — 100.0%		$1,533,526,889

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $6,771,415.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $6,787,860.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,165,311,732, tax unrealized appreciation and depreciation were $383,409,237 and $(9,629,341), respectively.

ADR	American Depositary Receipt
CN	China
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,507,484,545	$—	$—	$1,507,484,545
Mutual Funds	24,819,223	—	—	24,819,223
Repurchase Agreements	—	6,787,860	—	6,787,860

Total	$1,532,303,768	$6,787,860	$—	$1,539,091,628

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.7%

	Shares	Market Value
AUSTRALIA 0.2%

Beverages 0.2%
Treasury Wine Estates Ltd.	1,377,552	$4,525,198

BERMUDA 0.7%

Insurance 0.7%
Everest Re Group Ltd.	43,071	6,592,017
Validus Holdings Ltd.	180,130	6,792,702

		13,384,719

CANADA 1.4%

Media 0.3%
Quebecor, Inc., Class B	254,200	6,208,412

Metals & Mining 0.2%
Barrick Gold Corp.	173,100	3,086,373

Oil, Gas & Consumable Fuels 0.9%
Canadian Natural Resources Ltd.	432,700	16,602,699

		25,897,484

FRANCE 0.3%

Trading Companies & Distributors 0.3%
Rexel SA	184,597	4,843,335

IRELAND 0.8%

Electrical Equipment 0.5%
Eaton Corp. PLC	122,180	9,178,161

Health Care Equipment & Supplies 0.2%
Covidien PLC	38,670	2,848,432

Pharmaceuticals 0.1%
Endo International PLC*	38,150	2,618,998

		14,645,591

ITALY 0.5%

Gas Utilities 0.5%
Snam SpA	1,514,014	8,868,382

PANAMA 0.2%

Airlines 0.2%
Copa Holdings SA, Class A	27,105	3,935,375

SINGAPORE 0.4%

Semiconductors & Semiconductor Equipment 0.4%
Avago Technologies Ltd.	118,540	7,635,161

SOUTH KOREA 0.6%

Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	8,082	10,217,048

SWEDEN 0.4%

Household Durables 0.4%
Electrolux AB Series B	301,562	6,602,869

SWITZERLAND 1.4%

Capital Markets 0.5%
Julius Baer Group Ltd.*	203,445	9,035,147

Commercial Services & Supplies 0.2%
Tyco International Ltd.	65,860	2,792,464

Machinery 0.2%
Pentair Ltd. REG	43,210	3,428,281

Pharmaceuticals 0.5%
Roche Holding AG	36,403	10,948,704

		26,204,596

UNITED KINGDOM 1.6%

Beverages 0.2%
Diageo PLC	108,576	3,372,273

Metals & Mining 0.3%
Rio Tinto PLC, ADR(a)	82,600	4,611,558

Pharmaceuticals 0.2%
AstraZeneca PLC, ADR	58,700	3,808,456

Tobacco 0.8%
Imperial Tobacco Group PLC	372,410	15,059,372

Wireless Telecommunication Services 0.1%
Vodafone Group PLC	607,110	2,232,539

		29,084,198

UNITED STATES 91.2%

Aerospace & Defense 1.1%
Exelis, Inc.	236,150	4,489,212
Honeywell International, Inc.	86,490	8,022,812
Lockheed Martin Corp.	44,660	7,290,298

		19,802,322

Air Freight & Logistics 0.7%
FedEx Corp.	31,150	4,129,244
United Parcel Service, Inc., Class B	86,400	8,413,632

		12,542,876

Airlines 0.3%
Delta Air Lines, Inc.	178,630	6,189,530

Auto Components 0.5%
Johnson Controls, Inc.	177,710	8,409,237

Automobiles 0.8%
Ford Motor Co.	206,100	3,215,160
General Motors Co.	320,980	11,048,132

		14,263,292

Banks 7.1%
Citigroup, Inc.	560,380	26,674,088
Comerica, Inc.	134,780	6,981,604
Fifth Third Bancorp	471,950	10,831,253
PNC Financial Services Group, Inc. (The)	238,420	20,742,540
Regions Financial Corp.	259,590	2,884,045
Wells Fargo & Co.	1,180,850	58,735,478

		126,849,008

Beverages 1.0%
Coca-Cola Enterprises, Inc.	174,090	8,314,538
Molson Coors Brewing Co., Class B	100,300	5,903,658
PepsiCo, Inc.	50,810	4,242,635

		18,460,831

Biotechnology 0.6%
Amgen, Inc.	44,590	5,499,731
Vertex Pharmaceuticals, Inc.*	73,600	5,204,992

		10,704,723

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Building Products 0.4%
Armstrong World Industries, Inc.*	94,367	$5,025,043
Owens Corning, Inc.	65,360	2,821,591

		7,846,634

Capital Markets 3.2%
Ameriprise Financial, Inc.	111,558	12,279,189
Goldman Sachs Group, Inc. (The)	117,274	19,215,345
Invesco Ltd.	91,940	3,401,780
LPL Financial Holdings, Inc.	69,200	3,635,768
Morgan Stanley	214,260	6,678,484
Northern Trust Corp.	121,100	7,939,316
TD Ameritrade Holding Corp.	162,630	5,521,289

		58,671,171

Chemicals 1.6%
Cabot Corp.	167,400	9,886,644
Celanese Corp. Series A	147,500	8,187,725
Dow Chemical Co. (The)	85,730	4,165,621
LyondellBasell Industries NV, Class A	78,930	7,020,034

		29,260,024

Commercial Services & Supplies 0.2%
Republic Services, Inc.	95,270	3,254,423

Communications Equipment 1.3%
Cisco Systems, Inc.	1,084,640	24,306,782

Construction & Engineering 0.5%
KBR, Inc.	213,800	5,704,184
URS Corp.	67,920	3,196,315

		8,900,499

Construction Materials 0.6%
Martin Marietta Materials, Inc.(a)	53,170	6,824,370
Vulcan Materials Co.	68,020	4,519,929

		11,344,299

Consumer Finance 1.0%
Capital One Financial Corp.	36,350	2,804,766
Discover Financial Services	205,870	11,979,575
Santander Consumer USA Holdings, Inc.*	135,360	3,259,469

		18,043,810

Containers & Packaging 0.7%
Ball Corp.	104,000	5,700,240
Crown Holdings, Inc.*	68,490	3,064,243
Packaging Corp. of America	60,100	4,229,237

		12,993,720

Diversified Financial Services 7.0%
Bank of America Corp.	1,433,710	24,659,812
Berkshire Hathaway, Inc., Class B*	163,489	20,431,220
ING US, Inc.	336,590	12,208,119
JPMorgan Chase & Co.	1,051,420	63,831,708
NASDAQ OMX Group, Inc. (The)	137,057	5,062,886

		126,193,745

Diversified Telecommunication Services 0.7%
AT&T, Inc.	111,580	3,913,111
Frontier Communications Corp.(a)	1,385,870	7,899,459
Verizon Communications, Inc.	30,690	1,459,923

		13,272,493

Electric Utilities 2.7%
American Electric Power Co., Inc.	58,200	2,948,412
Edison International	321,630	18,207,474
Entergy Corp.	84,200	5,628,770
NextEra Energy, Inc.	43,730	4,181,463
PPL Corp.	228,870	7,584,752
Xcel Energy, Inc.	363,000	11,020,680

		49,571,551

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.*	86,700	5,146,512

Energy Equipment & Services 2.4%
Baker Hughes, Inc.	98,900	6,430,478
Cameron International Corp.*	45,310	2,798,799
Halliburton Co.	277,600	16,347,864
National Oilwell Varco, Inc.	194,200	15,122,354
Schlumberger Ltd.	28,180	2,747,550

		43,447,045

Food & Staples Retailing 1.6%
CVS Caremark Corp.	129,980	9,730,303
Kroger Co. (The)	81,450	3,555,293
Rite Aid Corp.*	369,520	2,316,890
Wal-Mart Stores, Inc.	184,900	14,131,907

		29,734,393

Food Products 1.3%
Archer-Daniels-Midland Co.	157,800	6,846,942
Bunge Ltd.	45,700	3,633,607
Ingredion, Inc.	92,810	6,318,505
Tyson Foods, Inc., Class A	168,210	7,402,922

		24,201,976

Health Care Equipment & Supplies 0.4%
St. Jude Medical, Inc.	83,310	5,447,641
Stryker Corp.	32,760	2,668,957

		8,116,598

Health Care Providers & Services 4.1%
Aetna, Inc.	281,760	21,123,548
Cardinal Health, Inc.	214,860	15,035,903
Cigna Corp.	87,610	7,335,585
Express Scripts Holding Co.*	40,660	3,053,159
HCA Holdings, Inc.*	131,540	6,905,850
McKesson Corp.	45,140	7,970,370
Omnicare, Inc.	52,670	3,142,819
UnitedHealth Group, Inc.	33,680	2,761,423
WellPoint, Inc.	63,340	6,305,497

		73,634,154

Hotels, Restaurants & Leisure 0.6%
ARAMARK Holdings Corp.	55,600	1,607,952
Carnival Corp.	157,970	5,980,744
Royal Caribbean Cruises Ltd.	64,550	3,521,848

		11,110,544

Household Durables 0.6%
Lennar Corp., Class A(a)	183,505	7,270,468
Toll Brothers, Inc.*	77,200	2,771,480

		10,041,948

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Household Products 0.6%
Procter & Gamble Co. (The)	132,210	$10,656,126

Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)	502,850	7,180,698
NRG Energy, Inc.	263,470	8,378,346

		15,559,044

Industrial Conglomerates 0.5%
General Electric Co.	372,410	9,641,695

Information Technology Services 1.5%
Booz Allen Hamilton Holding Corp.	283,000	6,226,000
Computer Sciences Corp.	51,860	3,154,125
Teradata Corp.*	283,000	13,920,770
VeriFone Systems, Inc.*	102,760	3,475,343

		26,776,238

Insurance 6.2%
Allstate Corp. (The)	70,290	3,977,008
American International Group, Inc.	529,810	26,495,798
Hartford Financial Services Group, Inc. (The)	175,900	6,203,993
MetLife, Inc.	781,350	41,255,280
Principal Financial Group, Inc.	111,100	5,109,489
Prudential Financial, Inc.	122,710	10,387,402
Reinsurance Group of America, Inc.	165,000	13,138,950
Travelers Cos., Inc. (The)	36,840	3,135,084
Unum Group	80,300	2,835,393

		112,538,397

Internet Software & Services 0.5%
Google, Inc., Class A*	3,430	3,822,769
Yahoo!, Inc.*	162,510	5,834,109

		9,656,878

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	66,910	3,741,607
Thermo Fisher Scientific, Inc.	68,140	8,193,154

		11,934,761

Machinery 1.1%
Cummins, Inc.	88,620	13,203,494
PACCAR, Inc.	86,850	5,857,164

		19,060,658

Media 2.1%
Comcast Corp., Class A	142,850	7,145,357
DIRECTV*	64,100	4,898,522
News Corp., Class A*	147,920	2,547,182
Time Warner Cable, Inc.	18,440	2,529,599
Twenty-First Century Fox, Inc., Class A	121,510	3,884,675
Viacom, Inc., Class B	64,130	5,450,409
Walt Disney Co. (The)	147,280	11,792,710

		38,248,454

Metals & Mining 0.7%
Reliance Steel & Aluminum Co.	172,600	12,195,916

Multiline Retail 1.3%
Kohl’s Corp.	160,860	9,136,848
Macy’s, Inc.	101,460	6,015,563
Nordstrom, Inc.	125,400	7,831,230

		22,983,641

Multi-Utilities 0.5%
Alliant Energy Corp.	39,440	2,240,586
PG&E Corp.	84,600	3,654,720
Sempra Energy	41,470	4,012,638

		9,907,944

Oil, Gas & Consumable Fuels 11.2%
Anadarko Petroleum Corp.	188,760	15,999,298
Cabot Oil & Gas Corp.	173,400	5,874,792
Chesapeake Energy Corp.	166,220	4,258,556
Chevron Corp.	60,804	7,230,204
Cobalt International Energy, Inc.*	566,636	10,380,772
Exxon Mobil Corp.	642,340	62,743,770
Hess Corp.	24,320	2,015,642
HollyFrontier Corp.	125,300	5,961,774
Marathon Petroleum Corp.	98,880	8,606,515
Occidental Petroleum Corp.	348,990	33,255,256
Phillips 66	90,010	6,936,171
Pioneer Natural Resources Co.	35,700	6,680,898
QEP Resources, Inc.	292,600	8,614,144
SM Energy Co.	50,000	3,564,500
Southwestern Energy Co.*	285,800	13,149,658
Valero Energy Corp.	123,840	6,575,904

		201,847,854

Personal Products 0.2%
Avon Products, Inc.	145,080	2,123,971
Nu Skin Enterprises, Inc., Class A	21,960	1,819,386

		3,943,357

Pharmaceuticals 7.1%
AbbVie, Inc.	105,800	5,438,120
Bristol-Myers Squibb Co.	289,640	15,046,798
Eli Lilly & Co.	235,180	13,842,695
Johnson & Johnson	69,080	6,785,728
Merck & Co., Inc.	805,000	45,699,849
Mylan, Inc.*	81,400	3,974,762
Pfizer, Inc.	1,137,850	36,547,742

		127,335,694

Real Estate Investment Trusts (REITs) 3.1%
AvalonBay Communities, Inc.	69,500	9,126,740
Boston Properties, Inc.	68,000	7,788,040
DDR Corp.	157,770	2,600,050
Equity Lifestyle Properties, Inc.	207,500	8,434,875
Federal Realty Investment Trust	33,460	3,838,531
Hatteras Financial Corp.	193,600	3,649,360
Plum Creek Timber Co., Inc.	111,900	4,704,276
Public Storage	29,200	4,919,908
Simon Property Group, Inc.	23,720	3,890,080
Vornado Realty Trust	33,380	3,289,933
Weyerhaeuser Co.	165,500	4,857,425

		57,099,218

Real Estate Management & Development 0.2%
Realogy Holdings Corp.*	92,600	4,023,470

Road & Rail 0.9%
Norfolk Southern Corp.	88,400	8,589,828
Swift Transportation Co.*	229,500	5,680,125
Union Pacific Corp.	9,258	1,737,356

		16,007,309

Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	301,980	6,166,432
Intel Corp.	164,930	4,256,843

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	388,800	$12,877,056
Micron Technology, Inc.*	62,550	1,479,933
Skyworks Solutions, Inc.*	316,800	11,886,336
Texas Instruments, Inc.	241,350	11,379,653
Xilinx, Inc.	118,630	6,438,050

		54,484,303

Software 1.3%
Activision Blizzard, Inc.	549,940	11,240,773
Microsoft Corp.	150,620	6,173,914
PTC, Inc.*	68,720	2,434,750
Symantec Corp.	219,340	4,380,220

		24,229,657

Specialty Retail 0.1%
GameStop Corp., Class A(a)	29,040	1,193,544

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	24,530	13,166,232
EMC Corp.	815,760	22,359,982
Hewlett-Packard Co.	342,290	11,076,504
Western Digital Corp.	110,810	10,174,574

		56,777,292

Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	45,050	5,620,889

Tobacco 0.3%
Lorillard, Inc.	64,440	3,484,916
Philip Morris International, Inc.	32,320	2,646,038

		6,130,954

Trading Companies & Distributors 0.5%
WESCO International, Inc.*	117,100	9,745,062

		1,653,912,495

Total Common Stocks (cost $1,454,477,761)		1,809,756,451

Exchange Traded Fund 0.2%

	Shares	Market Value
UNITED STATES 0.2%
iShares Russell 1000 Value ETF(a)	32,040	3,091,860

Total Exchange Traded Fund (cost $3,065,663)		3,091,860

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	6,778,800	6,778,800

Total Mutual Fund (cost $6,778,800)		6,778,800

Repurchase Agreement 1.2%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14, repurchase price $21,820,597, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $22,256,962.(c)	$21,820,549	21,820,549

Total Repurchase Agreement (cost $21,820,549)		21,820,549

Total Investments (cost $1,486,142,773) (d) — 101.5%		1,841,447,660
Liabilities in excess of other assets — (1.5)%		(26,470,232)

NET ASSETS — 100.0%		$1,814,977,428

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $21,617,653.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $21,820,549.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,492,026,072, tax unrealized appreciation and depreciation were $363,141,973 and $(13,720,385), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$19,802,322	$—	$—	$19,802,322
Air Freight & Logistics	12,542,876	—	—	12,542,876
Airlines	10,124,905	—	—	10,124,905
Auto Components	8,409,237	—	—	8,409,237
Automobiles	14,263,292	—	—	14,263,292
Banks	126,849,008	—	—	126,849,008
Beverages	18,460,831	7,897,471	—	26,358,302
Biotechnology	10,704,723	—	—	10,704,723
Building Products	7,846,634	—	—	7,846,634
Capital Markets	58,671,171	9,035,147	—	67,706,318
Chemicals	29,260,024	—	—	29,260,024
Commercial Services & Supplies	6,046,887	—	—	6,046,887
Communications Equipment	24,306,782	—	—	24,306,782
Construction & Engineering	8,900,499	—	—	8,900,499
Construction Materials	11,344,299	—	—	11,344,299
Consumer Finance	18,043,810	—	—	18,043,810
Containers & Packaging	12,993,720	—	—	12,993,720
Diversified Financial Services	126,193,745	—	—	126,193,745
Diversified Telecommunication Services	13,272,493	—	—	13,272,493
Electric Utilities	49,571,551	—	—	49,571,551
Electrical Equipment	9,178,161	—	—	9,178,161
Electronic Equipment, Instruments & Components	5,146,512	—	—	5,146,512
Energy Equipment & Services	43,447,045	—	—	43,447,045
Food & Staples Retailing	29,734,393	—	—	29,734,393
Food Products	24,201,976	—	—	24,201,976
Gas Utilities	—	8,868,382	—	8,868,382

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$10,965,030	$—	$—	$10,965,030
Health Care Providers & Services	73,634,154	—	—	73,634,154
Hotels, Restaurants & Leisure	11,110,544	—	—	11,110,544
Household Durables	10,041,948	6,602,869	—	16,644,817
Household Products	10,656,126	—	—	10,656,126
Independent Power and Renewable Electricity Producers	15,559,044	—	—	15,559,044
Industrial Conglomerates	9,641,695	—	—	9,641,695
Information Technology Services	26,776,238	—	—	26,776,238
Insurance	125,923,116	—	—	125,923,116
Internet Software & Services	9,656,878	—	—	9,656,878
Life Sciences Tools & Services	11,934,761	—	—	11,934,761
Machinery	22,488,939	—	—	22,488,939
Media	44,456,866	—	—	44,456,866
Metals & Mining	19,893,847	—	—	19,893,847
Multiline Retail	22,983,641	—	—	22,983,641
Multi-Utilities	9,907,944	—	—	9,907,944
Oil, Gas & Consumable Fuels	218,450,553	—	—	218,450,553
Personal Products	3,943,357	—	—	3,943,357
Pharmaceuticals	133,763,148	10,948,704	—	144,711,852
Real Estate Investment Trusts (REITs)	57,099,218	—	—	57,099,218
Real Estate Management & Development	4,023,470	—	—	4,023,470
Road & Rail	16,007,309	—	—	16,007,309
Semiconductors & Semiconductor Equipment	62,119,464	10,217,048	—	72,336,512
Software	24,229,657	—	—	24,229,657
Specialty Retail	1,193,544	—	—	1,193,544
Technology Hardware, Storage & Peripherals	56,777,292	—	—	56,777,292
Textiles, Apparel & Luxury Goods	5,620,889	—	—	5,620,889
Tobacco	6,130,954	15,059,372	—	21,190,326
Trading Companies & Distributors	9,745,062	4,843,335	—	14,588,397
Wireless Telecommunication Services	—	2,232,539	—	2,232,539

Total Common Stocks	$1,734,051,584	$75,704,867	$—	$1,809,756,451

Exchange Traded Fund	3,091,860	—	—	3,091,860
Mutual Fund	6,778,800	—	—	6,778,800
Repurchase Agreement	—	21,820,549	—	21,820,549

Total	$1,743,922,244	$97,525,416	$—	$1,841,447,660

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.2%

	Shares	Market Value
CANADA 0.1%

Biotechnology 0.1%
Tekmira Pharmaceuticals Corp.*(a)	66,552	$1,430,202

HONG KONG 0.5%

Diversified Consumer Services 0.1%
Nord Anglia Education, Inc.*	34,000	651,780

Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd.*	40,000	3,730,800

		4,382,580

IRELAND 2.4%

Biotechnology 0.5%
Alkermes PLC*	112,500	4,960,125

Pharmaceuticals 1.4%
Jazz Pharmaceuticals PLC*	74,500	10,331,660
Mallinckrodt PLC*	51,800	3,284,638

		13,616,298

Software 0.5%
FleetMatics Group PLC*(a)	131,850	4,410,383

		22,986,806

NETHERLANDS 0.7%

Energy Equipment & Services 0.3%
Core Laboratories NV	15,000	2,976,600

Semiconductors & Semiconductor Equipment 0.4%
NXP Semiconductor NV*	60,000	3,528,600

		6,505,200

PANAMA 0.8%

Airlines 0.8%
Copa Holdings SA, Class A	55,100	7,999,969

SINGAPORE 0.9%

Semiconductors & Semiconductor Equipment 0.9%
Avago Technologies Ltd.	140,000	9,017,400

SWITZERLAND 0.4%

Machinery 0.4%
Pentair Ltd. REG	52,500	4,165,350

UNITED KINGDOM 0.2%

Pharmaceuticals 0.2%
GW Pharmaceuticals PLC, ADR*(a)	26,900	1,597,053

UNITED STATES 92.2%

Aerospace & Defense 2.3%
B/E Aerospace, Inc.*	186,900	16,221,051
DigitalGlobe, Inc.*	212,944	6,177,505

		22,398,556

Airlines 1.0%
Alaska Air Group, Inc.	50,000	4,665,500
Spirit Airlines, Inc.*	78,900	4,686,660

		9,352,160

Auto Components 1.2%
BorgWarner, Inc.	182,200	11,199,834

Banks 1.9%
First Republic Bank	94,600	5,107,454
SVB Financial Group*	40,000	5,151,200
Texas Capital Bancshares, Inc.*	117,828	7,651,750

		17,910,404

Beverages 1.3%
Constellation Brands, Inc., Class A*	148,300	12,601,051

Biotechnology 5.5%
Alexion Pharmaceuticals, Inc.*	45,000	6,845,850
Alnylam Pharmaceuticals, Inc.*	67,900	4,558,806
BioMarin Pharmaceutical, Inc.*	147,448	10,057,427
Cepheid, Inc.*	122,967	6,342,638
Cubist Pharmaceuticals, Inc.*	40,000	2,926,000
Incyte Corp., Ltd.*	70,000	3,746,400
Insmed, Inc.*	180,500	3,436,720
Intercept Pharmaceuticals, Inc.*	3,500	1,154,265
Keryx Biopharmaceuticals, Inc.*(a)	231,645	3,947,231
Novavax, Inc.*	271,000	1,227,630
NPS Pharmaceuticals, Inc.*	181,348	5,427,746
Puma Biotechnology, Inc.*	27,400	2,853,436

		52,524,149

Building Products 0.5%
Fortune Brands Home & Security, Inc.	120,900	5,087,472

Capital Markets 2.5%
Affiliated Managers Group, Inc.*	68,600	13,723,430
Raymond James Financial, Inc.	85,000	4,754,050
SEI Investments Co.	163,700	5,501,957

		23,979,437

Chemicals 1.4%
Airgas, Inc.	20,000	2,130,200
PolyOne Corp.	87,500	3,207,750
W.R. Grace & Co.*	81,000	8,032,770

		13,370,720

Commercial Services & Supplies 0.7%
Stericycle, Inc.*	60,000	6,817,200

Communications Equipment 0.9%
ARRIS Group, Inc.*	67,500	1,902,150
Aruba Networks, Inc.*	110,000	2,062,500
F5 Networks, Inc.*	22,500	2,399,175
Ubiquiti Networks, Inc.*(a)	48,600	2,209,842

		8,573,667

Construction & Engineering 0.8%
Quanta Services, Inc.*	196,500	7,250,850

Consumer Finance 0.4%
Portfolio Recovery Associates, Inc.*	60,000	3,471,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Containers & Packaging 0.6%
Packaging Corp. of America	83,500	$5,875,895

Distributors 1.2%
LKQ Corp.*	428,570	11,292,820

Diversified Financial Services 0.6%
IntercontinentalExchange Group, Inc.	29,000	5,737,070

Electrical Equipment 1.7%
Acuity Brands, Inc.	31,900	4,228,983
AMETEK, Inc.	140,000	7,208,600
Roper Industries, Inc.	40,000	5,340,400

		16,777,983

Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp., Class A	37,500	3,436,875
CDW Corp.	125,000	3,430,000
Cognex Corp.*	175,600	5,945,816
FEI Co.	73,600	7,582,272
IPG Photonics Corp.*(a)	32,500	2,310,100
Trimble Navigation Ltd.*	140,000	5,441,800

		28,146,863

Energy Equipment & Services 0.6%
Dril-Quip, Inc.*	27,500	3,082,750
Oceaneering International, Inc.	43,500	3,125,910

		6,208,660

Food & Staples Retailing 1.1%
PriceSmart, Inc.	47,500	4,794,175
United Natural Foods, Inc.*	84,700	6,006,924

		10,801,099

Food Products 1.0%
Annie’s, Inc.*	140,203	5,634,759
WhiteWave Foods Co. (The), Class A*	145,000	4,138,300

		9,773,059

Health Care Equipment & Supplies 1.7%
Cooper Cos., Inc. (The)	49,500	6,799,320
West Pharmaceutical Services, Inc.	30,000	1,321,500
Wright Medical Group, Inc.*	278,164	8,642,555

		16,763,375

Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.*	85,000	3,835,200
Envision Healthcare Holdings, Inc.*	299,520	10,132,762
HealthSouth Corp.	87,500	3,143,875
Omnicare, Inc.	52,500	3,132,675
Premier, Inc., Class A*	21,000	691,950

		20,936,462

Health Care Technology 1.4%
athenahealth, Inc.*	40,600	6,505,744
Cerner Corp.*	125,000	7,031,250

		13,536,994

Hotels, Restaurants & Leisure 2.6%
Buffalo Wild Wings, Inc.*	32,500	4,839,250
Domino’s Pizza, Inc.	96,600	7,435,302
Krispy Kreme Doughnuts, Inc.*	206,400	3,659,472
MGM Resorts International*	147,500	3,814,350
Starwood Hotels & Resorts Worldwide, Inc.	60,000	4,776,000

		24,524,374

Household Durables 0.7%
Mohawk Industries, Inc.*	47,200	6,418,256

Household Products 0.4%
Church & Dwight Co., Inc.	55,000	3,798,850

Information Technology Services 3.3%
Alliance Data Systems Corp.*	54,800	14,930,260
Euronet Worldwide, Inc.*	138,600	5,764,374
FleetCor Technologies, Inc.*	25,000	2,877,500
Vantiv, Inc., Class A*	276,116	8,344,226

		31,916,360

Insurance 0.5%
eHealth, Inc.*	89,300	4,536,440

Internet & Catalog Retail 1.0%
HomeAway, Inc.*	205,800	7,752,486
zulily, Inc., Class A*(a)	44,500	2,233,455

		9,985,941

Internet Software & Services 3.8%
AOL, Inc.*	47,500	2,079,075
ChannelAdvisor Corp.*	135,000	5,094,900
Cornerstone OnDemand, Inc.*	142,100	6,802,327
CoStar Group, Inc.*	39,462	7,369,133
Cvent, Inc.*	107,200	3,875,280
Pandora Media, Inc.*	65,000	1,970,800
Shutterstock, Inc.*	58,439	4,243,256
Yelp, Inc.*	59,720	4,594,260

		36,029,031

Leisure Products 0.4%
Polaris Industries, Inc.	27,500	3,842,025

Life Sciences Tools & Services 1.4%
Bruker Corp.*	171,203	3,901,716
Illumina, Inc.*(a)	47,500	7,061,350
PAREXEL International Corp.*	50,000	2,704,500

		13,667,566

Machinery 4.2%
Chart Industries, Inc.*	64,400	5,123,020
Colfax Corp.*	96,713	6,898,538
Graco, Inc.	95,300	7,122,722
Pall Corp.	60,000	5,368,200
Proto Labs, Inc.*	87,100	5,894,057

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Machinery (continued)
Wabtec Corp.	128,000	$9,920,000

		40,326,537

Media 1.5%
AMC Networks, Inc., Class A*	198,000	14,471,820

Multiline Retail 0.6%
Dollar Tree, Inc.*	82,500	4,304,850
Tuesday Morning Corp.*	102,500	1,450,375

		5,755,225

Oil, Gas & Consumable Fuels 3.7%
Antero Resources Corp.*(a)	60,500	3,787,300
Bonanza Creek Energy, Inc.*	74,100	3,290,040
Cabot Oil & Gas Corp.	130,000	4,404,400
Concho Resources, Inc.*	40,000	4,900,000
Delek US Holdings, Inc.	139,900	4,062,696
Diamondback Energy, Inc.*	78,500	5,283,835
Gulfport Energy Corp.*	90,862	6,467,557
Oasis Petroleum, Inc.*	75,000	3,129,750

		35,325,578

Pharmaceuticals 2.1%
Akorn, Inc.*	155,000	3,410,000
Auxilium Pharmaceuticals, Inc.*	80,000	2,174,400
Horizon Pharma, Inc.*(a)	80,000	1,209,600
Mylan, Inc.*	117,500	5,737,525
Salix Pharmaceuticals Ltd.*	70,000	7,252,700

		19,784,225

Professional Services 3.8%
Advisory Board Co. (The)*	160,700	10,324,975
IHS, Inc., Class A*	71,769	8,719,934
On Assignment, Inc.*	6,600	254,694
Towers Watson & Co., Class A	97,300	11,097,065
Verisk Analytics, Inc., Class A*	105,000	6,295,800

		36,692,468

Real Estate Investment Trusts (REITs) 0.5%
Crown Castle International Corp.	62,500	4,611,250

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	37,500	4,443,750

Road & Rail 1.8%
Hertz Global Holdings, Inc.*	140,000	3,729,600
J.B. Hunt Transport Services, Inc.	70,000	5,034,400
Old Dominion Freight Line, Inc.*	156,900	8,902,506

		17,666,506

Semiconductors & Semiconductor Equipment 1.2%
Cavium, Inc.*	99,800	4,364,254
Microchip Technology, Inc.(a)	90,000	4,298,400
Monolithic Power Systems, Inc.*	77,500	3,004,675

		11,667,329

Software 7.2%
Activision Blizzard, Inc.	120,000	2,452,800
ANSYS, Inc.*	32,500	2,503,150
Aspen Technology, Inc.*	284,400	12,047,184
Autodesk, Inc.*	45,000	2,213,100
CommVault Systems, Inc.*	40,000	2,598,000
Concur Technologies, Inc.*	32,500	3,219,775
Electronic Arts, Inc.*	100,000	2,901,000
Guidewire Software, Inc.*	134,400	6,592,320
Infoblox, Inc.*	50,000	1,003,000
Informatica Corp.*	112,500	4,250,250
NetSuite, Inc.*	23,500	2,228,505
Salesforce.com, Inc.*	50,000	2,854,500
ServiceNow, Inc.*	151,275	9,064,398
Splunk, Inc.*	52,500	3,753,225
Synchronoss Technologies, Inc.*	45,000	1,543,050
Tableau Software, Inc., Class A*	67,782	5,156,855
Ultimate Software Group, Inc. (The)*	25,200	3,452,400

		67,833,512

Specialty Retail 6.8%
Advance Auto Parts, Inc.	74,938	9,479,657
Cabela’s, Inc.*	47,500	3,111,725
Dick’s Sporting Goods, Inc.	90,000	4,914,900
DSW, Inc., Class A	109,406	3,923,299
Lithia Motors, Inc., Class A	71,500	4,751,890
Lumber Liquidators Holdings, Inc.*	70,900	6,650,420
O’Reilly Automotive, Inc.*	45,500	6,751,745
Restoration Hardware Holdings, Inc.*	91,036	6,699,339
Ross Stores, Inc.	65,200	4,665,060
Tractor Supply Co.	95,000	6,709,850
Urban Outfitters, Inc.*	70,000	2,552,900
Williams-Sonoma, Inc.	75,000	4,998,000

		65,208,785

Technology Hardware, Storage & Peripherals 0.8%
SanDisk Corp.	35,000	2,841,650
Stratasys Ltd.*	46,850	4,970,317

		7,811,967

Textiles, Apparel & Luxury Goods 4.1%
Hanesbrands, Inc.	72,500	5,544,800
Kate Spade & Co.*	155,000	5,748,950
Movado Group, Inc.	85,200	3,880,860
PVH Corp.	36,300	4,529,151
Skechers U.S.A., Inc., Class A*	135,034	4,934,142
Under Armour, Inc., Class A*	126,300	14,479,032

		39,116,935

Thrifts & Mortgage Finance 0.3%
Ocwen Financial Corp.*	81,400	3,189,252

Trading Companies & Distributors 1.9%
Fastenal Co.(a)	70,000	3,452,400
United Rentals, Inc.*	156,000	14,810,640

		18,263,040

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Wireless Telecommunication Services 1.7%
SBA Communications Corp., Class A*	177,329	$16,129,846

		883,404,248

Total Common Stocks (cost $692,405,270)		941,488,808

Mutual Fund 2.4%

	Shares	Market Value
Money Market Fund 2.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	22,980,538	22,980,538

Total Mutual Fund (cost $22,980,538)		22,980,538

Repurchase Agreements 2.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $5,000,007, collateralized by U.S. Government Agency Securities ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $5,100,060.(c)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $19,055,364, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $19,436,498.(c)	19,055,332	19,055,332

Total Repurchase Agreements (cost $24,055,332)		24,055,332

Total Investments (cost $739,441,140) (d) — 103.1%		988,524,678
Liabilities in excess of other assets — (3.1)%		(29,363,474)

NET ASSETS — 100.0%		$959,161,204

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $24,216,806.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $24,055,332. Amounts are as of March 31, 2014. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $740,810,430, tax unrealized appreciation and depreciation were $257,706,345 and $(9,992,097), respectively.

ADR	American Depositary Receipt
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
US	United States

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$941,488,808	$—	$—	$941,488,808
Mutual Fund	22,980,538	—	—	22,980,538
Repurchase Agreements	—	24,055,332	—	24,055,332

Total	$964,469,346	$24,055,332	$—	$988,524,678

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 3.8%
BAE Systems PLC	230,220	$1,599,339
Exelis, Inc.	183,400	3,486,434
General Dynamics Corp.	21,721	2,365,851
Huntington Ingalls Industries, Inc.	113,200	11,575,832
Northrop Grumman Corp.	45,848	5,656,726
Rockwell Collins, Inc.	19,020	1,515,324
Textron, Inc.	48,822	1,918,216
TransDigm Group, Inc.	72,500	13,427,000

		41,544,722

Airlines 0.5%
Copa Holdings SA, Class A	23,400	3,397,446
Southwest Airlines Co.	93,652	2,211,124

		5,608,570

Auto Components 2.3%
Autoliv, Inc.	11,384	1,142,384
Dana Holding Corp.	425,900	9,910,693
Delphi Automotive PLC	140,800	9,554,688
TRW Automotive Holdings Corp.*	52,800	4,309,536

		24,917,301

Banks 4.1%
BOK Financial Corp.	20,497	1,415,318
Comerica, Inc.	36,983	1,915,719
Commerce Bancshares, Inc.	80,445	3,734,257
Cullen/Frost Bankers, Inc.	32,469	2,517,321
First Republic Bank	76,300	4,119,437
KeyCorp	72,908	1,038,210
M&T Bank Corp.	139,463	16,916,862
PNC Financial Services Group, Inc. (The)	42,975	3,738,825
SunTrust Banks, Inc.	58,849	2,341,602
TCF Financial Corp.	257,121	4,283,636
Westamerica Bancorporation	45,263	2,447,823

		44,469,010

Beverages 0.4%
Dr Pepper Snapple Group, Inc.	90,156	4,909,896

Capital Markets 1.2%
Charles Schwab Corp. (The)	17,401	475,569
Franklin Resources, Inc.	43,876	2,377,202
Northern Trust Corp.	134,036	8,787,400
State Street Corp.	13,550	942,403

		12,582,574

Chemicals 1.4%
Ashland, Inc.	157,800	15,697,944

Commercial Services & Supplies 4.3%
ADT Corp. (The)	446,289	13,366,355
KAR Auction Services, Inc.	79,100	2,400,685
Republic Services, Inc.	422,773	14,441,926
Steelcase, Inc., Class A	745,100	12,376,111
Tyco International Ltd.	67,208	2,849,619
Waste Management, Inc.	37,125	1,561,849

		46,996,545

Communications Equipment 0.7%
EchoStar Corp., Class A*	133,943	6,370,329
Harris Corp.	12,387	906,233

		7,276,562

Construction & Engineering 1.3%
URS Corp.	298,154	14,031,127

Consumer Finance 0.4%
SLM Corp.	171,800	4,205,664

Containers & Packaging 3.2%
Bemis Co., Inc.	399,927	15,693,136
Rexam PLC, ADR-UK	173,800	7,106,682
Sonoco Products Co.	299,823	12,298,739

		35,098,557

Diversified Consumer Services 0.5%
H&R Block, Inc.	170,100	5,135,319

Diversified Financial Services 0.2%
PHH Corp.*	66,828	1,726,836

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	96,479	3,168,370
Windstream Holdings, Inc.(a)	905,400	7,460,496

		10,628,866

Electric Utilities 6.1%
Empire District Electric Co. (The)	38,265	930,605
Great Plains Energy, Inc.	480,219	12,985,122
Northeast Utilities	41,864	1,904,812
Pinnacle West Capital Corp.	231,600	12,659,256
Portland General Electric Co.	50,852	1,644,553
PPL Corp.	330,700	10,959,398
Southern Co. (The)	52,860	2,322,668
Westar Energy, Inc.	387,436	13,622,250
Xcel Energy, Inc.	309,747	9,403,919

		66,432,583

Electrical Equipment 0.2%
Brady Corp., Class A	36,395	988,124
Regal-Beloit Corp.	17,046	1,239,415

		2,227,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components 0.4%
Dolby Laboratories, Inc., Class A*	55,600	$2,474,200
TE Connectivity Ltd.	38,293	2,305,622

		4,779,822

Energy Equipment & Services 1.3%
Cameron International Corp.*	24,990	1,543,632
Nabors Industries Ltd.	135,900	3,349,935
SEACOR Holdings, Inc.*	104,200	9,004,964

		13,898,531

Food & Staples Retailing 1.0%
Sysco Corp.	304,822	11,013,219

Food Products 1.9%
Campbell Soup Co.	30,580	1,372,430
ConAgra Foods, Inc.	61,505	1,908,500
Danone SA	20,940	1,479,356
General Mills, Inc.	39,612	2,052,694
Hillshire Brands Co. (The)	225,986	8,420,238
Kellogg Co.	27,124	1,700,946
Kraft Foods Group, Inc.	36,260	2,034,186
Mondelez International, Inc., Class A	64,790	2,238,495

		21,206,845

Gas Utilities 1.1%
AGL Resources, Inc.	22,147	1,084,317
Atmos Energy Corp.	11,245	529,977
Laclede Group, Inc. (The)	81,337	3,835,040
Southwest Gas Corp.	9,774	522,420
UGI Corp.	102,600	4,679,586
WGL Holdings, Inc.	43,574	1,745,574

		12,396,914

Health Care Equipment & Supplies 3.4%
Becton, Dickinson and Co.	12,831	1,502,253
Boston Scientific Corp.*	152,766	2,065,396
CareFusion Corp.*	424,535	17,074,798
Medtronic, Inc.	56,636	3,485,379
ResMed, Inc.(a)	118,600	5,300,234
STERIS Corp.	30,930	1,476,908
Stryker Corp.	30,761	2,506,099
Zimmer Holdings, Inc.	43,010	4,067,886

		37,478,953

Health Care Providers & Services 4.2%
AmerisourceBergen Corp.	39,300	2,577,687
Cardinal Health, Inc.	36,200	2,533,276
Cigna Corp.	65,933	5,520,570
Community Health Systems, Inc.*	152,800	5,985,176
HCA Holdings, Inc.*	261,600	13,734,000
Humana, Inc.	15,300	1,724,616
Laboratory Corp of America Holdings*	44,700	4,389,987
LifePoint Hospitals, Inc.*	65,740	3,586,117
Patterson Cos., Inc.	51,459	2,148,928
Quest Diagnostics, Inc.	62,652	3,628,804

		45,829,161

Hotels, Restaurants & Leisure 3.0%
Carnival Corp.	65,355	2,474,340
Darden Restaurants, Inc.	238,000	12,080,880
International Game Technology	373,928	5,257,428
Wyndham Worldwide Corp.	174,000	12,742,020

		32,554,668

Household Products 0.1%
Energizer Holdings, Inc.	7,170	722,306

Industrial Conglomerates 1.3%
Carlisle Cos., Inc.	136,600	10,837,844
Koninklijke Philips NV	95,113	3,345,995

		14,183,839

Information Technology Services 3.7%
Amdocs Ltd.	127,900	5,942,234
Computer Sciences Corp.	271,200	16,494,384
Convergys Corp.	213,669	4,681,488
DST Systems, Inc.	27,500	2,606,725
Total System Services, Inc.	169,900	5,166,659
Western Union Co. (The)	330,900	5,413,524

		40,305,014

Insurance 11.1%
ACE Ltd.	33,089	3,277,796
Aflac, Inc.	22,290	1,405,162
Alleghany Corp.*	20,200	8,229,076
Allstate Corp. (The)	464,387	26,275,016
Arthur J. Gallagher & Co.	38,490	1,831,354
Assured Guaranty Ltd.	128,000	3,240,960
Chubb Corp. (The)	29,953	2,674,803
Endurance Specialty Holdings Ltd.	145,000	7,805,350
Fairfax Financial Holdings Ltd.	16,900	7,319,390
HCC Insurance Holdings, Inc.	382,187	17,385,687
Lincoln National Corp.	322,346	16,333,272
Loews Corp.	174,900	7,704,345
Marsh & McLennan Cos., Inc.	26,589	1,310,838
MetLife, Inc.	25,070	1,323,696
Progressive Corp. (The)	285,200	6,907,544
Reinsurance Group of America, Inc.	42,991	3,423,373
Symetra Financial Corp.	47,026	932,055
Travelers Cos., Inc. (The)	19,737	1,679,619
Unum Group	52,571	1,856,282

		120,915,618

Leisure Products 1.7%
Brunswick Corp.	408,400	18,496,436

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	36,009	2,013,623
Bio-Rad Laboratories, Inc., Class A*	59,701	7,648,892

		9,662,515

Machinery 0.5%
Dover Corp.	42,710	3,491,542
Stanley Black & Decker, Inc.	25,640	2,082,994

		5,574,536

Media 1.4%
Cablevision Systems Corp., Class A	305,800	5,158,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Liberty Media Corp., Series A*	19,500	$2,549,235
Shaw Communications, Inc., Class B(a)	319,100	7,626,490

		15,334,571

Metals & Mining 0.5%
Constellium NV, Class A*	56,249	1,650,908
Newmont Mining Corp.	54,646	1,280,903
Nucor Corp.	48,367	2,444,468

		5,376,279

Multiline Retail 1.5%
Family Dollar Stores, Inc.	18,130	1,051,722
Nordstrom, Inc.	202,500	12,646,125
Target Corp.	49,816	3,014,366

		16,712,213

Multi-Utilities 4.4%
Alliant Energy Corp.	132,800	7,544,368
Ameren Corp.	49,920	2,056,704
CMS Energy Corp.	320,100	9,372,528
Consolidated Edison, Inc.	65,280	3,502,272
NorthWestern Corp.	34,120	1,618,312
PG&E Corp.	378,696	16,359,667
Wisconsin Energy Corp.	165,100	7,685,405

		48,139,256

Oil, Gas & Consumable Fuels 5.7%
Apache Corp.	55,691	4,619,568
Devon Energy Corp.	47,521	3,180,581
Energen Corp.	60,200	4,864,762
Energy XXI (Bermuda) Ltd.	193,500	4,560,795
Imperial Oil Ltd.	188,698	8,787,131
Murphy Oil Corp.	223,394	14,042,547
QEP Resources, Inc.	309,600	9,114,624
Southwestern Energy Co.*	64,928	2,987,337
Valero Energy Corp.	51,700	2,745,270
Williams Cos., Inc. (The)	104,500	4,240,610
Williams Partners LP	48,982	2,495,143
World Fuel Services Corp.	11,700	515,970

		62,154,338

Pharmaceuticals 0.5%
Hospira, Inc.*	71,870	3,108,378
Questcor Pharmaceuticals, Inc.	41,200	2,675,116

		5,783,494

Real Estate Investment Trusts (REITs) 6.2%
Annaly Capital Management, Inc.	1,248,353	13,694,432
AvalonBay Communities, Inc.	71,000	9,323,720
Capstead Mortgage Corp.	406,250	5,143,125
CBL & Associates Properties, Inc.	527,500	9,363,125
Corrections Corp. of America	99,709	3,122,886
Duke Realty Corp.	568,800	9,601,344
Empire State Realty Trust, Inc., Class A	104,035	1,571,969
EPR Properties	84,300	4,500,777
Federal Realty Investment Trust	10,840	1,243,565
MFA Financial, Inc.	835,400	6,474,350
Piedmont Office Realty Trust, Inc., Class A	200,652	3,441,182

		67,480,475

Road & Rail 1.4%
Heartland Express, Inc.	41,446	940,410
Werner Enterprises, Inc.	567,946	14,488,302

		15,428,712

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	19,150	1,017,631
Applied Materials, Inc.	299,893	6,123,815
KLA-Tencor Corp.	90,884	6,283,720
Lam Research Corp.*	74,400	4,092,000
Maxim Integrated Products, Inc.	68,734	2,276,470
Microchip Technology, Inc.	32,334	1,544,272
Micron Technology, Inc.*	191,120	4,521,899
NVIDIA Corp.	235,500	4,217,805
Teradyne, Inc.*	268,682	5,344,085

		35,421,697

Software 0.1%
CA, Inc.	50,000	1,548,500

Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	132,000	5,082,000
Bed Bath & Beyond, Inc.*	13,227	910,017
Best Buy Co., Inc.	130,400	3,443,864
CST Brands, Inc.	52,291	1,633,571
Lowe’s Cos., Inc.	94,941	4,642,615
Staples, Inc.	600,900	6,814,206

		22,526,273

Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc.	210,100	7,752,690
SanDisk Corp.	36,653	2,975,857
Western Digital Corp.	49,094	4,507,811

		15,236,358

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	19,223	954,614

Thrifts & Mortgage Finance 1.2%
Capitol Federal Financial, Inc.	60,559	760,015
Ocwen Financial Corp.*	225,300	8,827,254
People’s United Financial, Inc.	250,509	3,725,069

		13,312,338

Water Utilities 0.8%
American Water Works Co., Inc.	188,100	8,539,740

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	50,078	2,075,145

Total Common Stocks (cost $975,121,028)		1,068,531,995

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Exchange Traded Fund 0.5%

	Shares	Market Value
Equity 0.5%
iShares Russell Mid-Cap Value ETF	77,155	$5,302,863

Total Exchange Traded Fund (cost $5,055,057)		5,302,863

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (b)	23,451,574	23,451,574

Total Mutual Fund (cost $23,451,574)		23,451,574

Repurchase Agreements 1.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $2,000,003, collateralized by U.S. Government Agency Securities, ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $2,040,024.(c)	$2,000,000	2,000,000

Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $16,075,002, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $16,396,525.(c)	16,074,975	16,074,975

Total Repurchase Agreements (cost $18,074,975)		18,074,975

Total Investments (cost $1,021,702,634) (d) — 102.2%		1,115,361,407
Liabilities in excess of other assets — (2.2%)		(23,542,094)

NET ASSETS — 100.0%		$1,091,819,313

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $17,736,306.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $18,074,975.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $1,031,983,142, tax unrealized appreciation and depreciation were $96,162,321 and $(12,784,056), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At March 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	04/30/14	(58,021)	$(96,140)	$(96,709)	$(569)
British Pound	Credit Suisse International	04/30/14	(401,717)	(664,584)	(669,581)	(4,997)
British Pound	Credit Suisse International	04/30/14	(155,032)	(258,516)	(258,408)	108
British Pound	Credit Suisse International	04/30/14	(101,378)	(168,444)	(168,978)	(534)
British Pound	Credit Suisse International	04/30/14	(81,081)	(134,913)	(135,145)	(232)
Canadian Dollar	JPMorgan Chase Bank	04/30/14	(10,089,934)	(9,029,024)	(9,121,148)	(92,124)
Euro	UBS AG	04/30/14	(96,264)	(132,251)	(132,611)	(360)
Euro	UBS AG	04/30/14	(2,778,987)	(3,832,501)	(3,828,251)	4,250
Euro	UBS AG	04/30/14	(143,645)	(197,903)	(197,881)	22

Total Short Contracts				$(14,514,276)	$(14,608,712)	$(94,436)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$39,945,383	$1,599,339	$—	$41,544,722
Airlines	5,608,570	—	—	5,608,570
Auto Components	24,917,301	—	—	24,917,301
Banks	44,469,010	—	—	44,469,010
Beverages	4,909,896	—	—	4,909,896
Capital Markets	12,582,574	—	—	12,582,574
Chemicals	15,697,944	—	—	15,697,944
Commercial Services & Supplies	46,996,545	—	—	46,996,545
Communications Equipment	7,276,562	—	—	7,276,562
Construction & Engineering	14,031,127	—	—	14,031,127
Consumer Finance	4,205,664	—	—	4,205,664
Containers & Packaging	35,098,557	—	—	35,098,557
Diversified Consumer Services	5,135,319	—	—	5,135,319
Diversified Financial Services	1,726,836	—	—	1,726,836
Diversified Telecommunication Services	10,628,866	—	—	10,628,866
Electric Utilities	66,432,583	—	—	66,432,583
Electrical Equipment	2,227,539	—	—	2,227,539
Electronic Equipment, Instruments & Components	4,779,822	—	—	4,779,822
Energy Equipment & Services	13,898,531	—	—	13,898,531
Food & Staples Retailing	11,013,219	—	—	11,013,219
Food Products	19,727,489	1,479,356	—	21,206,845
Gas Utilities	12,396,914	—	—	12,396,914
Health Care Equipment & Supplies	37,478,953	—	—	37,478,953
Health Care Providers & Services	45,829,161	—	—	45,829,161

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$32,554,668	$—	$—	$32,554,668
Household Products	722,306	—	—	722,306
Industrial Conglomerates	10,837,844	3,345,995	—	14,183,839
Information Technology Services	40,305,014	—	—	40,305,014
Insurance	120,915,618	—	—	120,915,618
Leisure Products	18,496,436	—	—	18,496,436
Life Sciences Tools & Services	9,662,515	—	—	9,662,515
Machinery	5,574,536	—	—	5,574,536
Media	15,334,571	—	—	15,334,571
Metals & Mining	5,376,279	—	—	5,376,279
Multiline Retail	16,712,213	—	—	16,712,213
Multi-Utilities	48,139,256	—	—	48,139,256
Oil, Gas & Consumable Fuels	62,154,338	—	—	62,154,338
Pharmaceuticals	5,783,494	—	—	5,783,494
Real Estate Investment Trusts (REITs)	67,480,475	—	—	67,480,475
Road & Rail	15,428,712	—	—	15,428,712
Semiconductors & Semiconductor Equipment	35,421,697	—	—	35,421,697
Software	1,548,500	—	—	1,548,500
Specialty Retail	22,526,273	—	—	22,526,273
Technology Hardware, Storage & Peripherals	15,236,358	—	—	15,236,358
Textiles, Apparel & Luxury Goods	954,614	—	—	954,614
Thrifts & Mortgage Finance	13,312,338	—	—	13,312,338
Water Utilities	8,539,740	—	—	8,539,740
Wireless Telecommunication Services	2,075,145	—	—	2,075,145

Total Common Stocks	$1,062,107,305	$6,424,690	$—	$1,068,531,995

Exchange Traded Fund	5,302,863	—	—	5,302,863
Forward Foreign Currency Contracts	—	4,380	—	4,380
Mutual Fund	23,451,574	—	—	23,451,574
Repurchase Agreements	—	18,074,975	—	18,074,975

Total Assets	$1,090,861,742	$24,504,045	$—	$1,115,365,787

Liabilities:
Forward Foreign Currency Contracts	—	(98,816)	—	(98,816)

Total Liabilities	$—	$(98,816)	$—	$(98,816)

Total	$1,090,861,742	$24,405,229	$—	$1,115,266,971

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$4,380

Total		$4,380

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(98,816)

Total		$(98,816)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 3.5%
Astronics Corp.*	15,456	$980,065
Curtiss-Wright Corp.	9,660	613,796
Esterline Technologies Corp.*	5,785	616,334
HEICO Corp.	33,980	2,044,237
Hexcel Corp.*	43,620	1,899,215
Moog, Inc., Class A*	12,960	849,009
Teledyne Technologies, Inc.*	9,660	940,208

		7,942,864

Auto Components 1.0%
Dana Holding Corp.	41,900	975,013
Tenneco, Inc.*	21,065	1,223,245

		2,198,258

Banks 3.1%
Bank of the Ozarks, Inc.	10,110	688,087
First Financial Holdings, Inc.	11,700	732,654
First Merchants Corp.	29,810	645,088
Flushing Financial Corp.	18,735	394,747
Home BancShares, Inc.	16,910	582,042
Signature Bank*	16,070	2,018,231
Square 1 Financial, Inc., Class A*	2,620	52,662
Western Alliance Bancorp*	44,720	1,100,112
Wintrust Financial Corp.	14,695	715,059

		6,928,682

Biotechnology 4.8%
Acorda Therapeutics, Inc.*	16,865	639,352
Agios Pharmaceuticals, Inc.*	11,900	465,885
Alkermes PLC*	20,955	923,906
Alnylam Pharmaceuticals, Inc.*	9,825	659,651
Cepheid, Inc.*	13,350	688,593
Cubist Pharmaceuticals, Inc.*	14,370	1,051,165
Durata Therapeutics, Inc.*(a)	30,030	404,204
Exelixis, Inc.*	97,695	345,840
Five Prime Therapeutics, Inc.*	20,860	410,108
GlycoMimetics, Inc.*	16,200	264,546
Hyperion Therapeutics, Inc.*	19,695	508,131
ImmunoGen, Inc.*(b)	34,645	517,250
InterMune, Inc.*	16,610	555,937
Ironwood Pharmaceuticals, Inc.*	40,846	503,223
NPS Pharmaceuticals, Inc.*	50,610	1,514,757
Portola Pharmaceuticals, Inc.*	16,890	437,451
Puma Biotechnology, Inc.*	5,580	581,101
TESARO, Inc.*	15,650	461,362

		10,932,462

Building Products 1.5%
A.O. Smith Corp.	40,440	1,861,049
AAON, Inc.	16,860	469,888
Lennox International, Inc.	10,715	974,101

		3,305,038

Capital Markets 1.9%
Artisan Partners Asset Management, Inc., Class A	15,970	1,026,072
Evercore Partners, Inc., Class A	28,260	1,561,365
Financial Engines, Inc.	18,580	943,492
HFF, Inc., Class A	21,950	737,740

		4,268,669

Chemicals 1.8%
Cabot Corp.	13,470	795,538
OMNOVA Solutions, Inc.*	65,180	676,569
PolyOne Corp.	70,815	2,596,078

		4,068,185

Commercial Services & Supplies 1.4%
Deluxe Corp.	20,040	1,051,499
Mobile Mini, Inc.	48,390	2,098,190

		3,149,689

Communications Equipment 0.7%
Plantronics, Inc.	18,370	816,546
Ubiquiti Networks, Inc.*(b)	15,255	693,645

		1,510,191

Construction Materials 1.3%
Caesarstone Sdot-Yam Ltd.	14,270	776,003
Eagle Materials, Inc.	13,480	1,195,137
Headwaters, Inc.*	64,430	851,120

		2,822,260

Consumer Finance 0.1%
Portfolio Recovery Associates, Inc.*	5,780	334,431

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	99,095	1,006,805
Silgan Holdings, Inc.	14,915	738,591

		1,745,396

Distributors 0.4%
Core-Mark Holding Co., Inc.	13,280	964,128

Diversified Consumer Services 0.8%
Grand Canyon Education, Inc.*	10,470	488,949
LifeLock, Inc.*	34,950	597,994
Sotheby’s	18,685	813,732

		1,900,675

Diversified Financial Services 0.3%
MarketAxess Holdings, Inc.	9,600	568,512

Electrical Equipment 1.6%
Acuity Brands, Inc.	8,200	1,087,074
AZZ, Inc.	15,645	699,019
Generac Holdings, Inc.	22,650	1,335,671
GrafTech International Ltd.*(b)	41,970	458,312

		3,580,076

Electronic Equipment, Instruments & Components 1.6%
CDW Corp.	22,340	613,010
Cognex Corp.*	19,200	650,112
Coherent, Inc.*	4,560	297,996
FEI Co.	10,650	1,097,163

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	29,350	$899,871

		3,558,152

Energy Equipment & Services 0.7%
C&J Energy Services, Inc.*	29,051	847,127
Dril-Quip, Inc.*	5,790	649,059

		1,496,186

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	17,195	1,162,210
Natural Grocers by Vitamin Cottage, Inc.*(b)	12,950	565,397

		1,727,607

Food Products 1.1%
Boulder Brands, Inc.*	52,660	927,869
Darling International, Inc.*	35,640	713,513
TreeHouse Foods, Inc.*	11,330	815,647

		2,457,029

Health Care Equipment & Supplies 6.3%
Atrion Corp.	2,035	622,995
Cantel Medical Corp.	6,590	222,215
Cardiovascular Systems, Inc.*	13,460	427,893
Cyberonics, Inc.*	21,225	1,384,931
DexCom, Inc.*	71,163	2,943,302
Globus Medical, Inc., Class A*	78,300	2,081,997
HeartWare International, Inc.*	5,445	510,632
ICU Medical, Inc.*	11,270	674,848
Insulet Corp.*	36,700	1,740,314
Spectranetics Corp.*	36,480	1,105,709
Vascular Solutions, Inc.*	39,660	1,038,695
West Pharmaceutical Services, Inc.	17,890	788,054
ZELTIQ Aesthetics, Inc.*	29,700	582,417

		14,124,002

Health Care Providers & Services 4.6%
Acadia Healthcare Co., Inc.*	28,380	1,280,506
Centene Corp.*	14,910	928,147
Corvel Corp.*	18,050	898,168
ExamWorks Group, Inc.*	33,580	1,175,636
HealthSouth Corp.	32,545	1,169,342
MWI Veterinary Supply, Inc.*	6,960	1,083,115
Team Health Holdings, Inc.*	48,590	2,174,402
U.S. Physical Therapy, Inc.	24,575	849,558
WellCare Health Plans, Inc.*	11,290	717,141

		10,276,015

Health Care Technology 0.8%
HealthStream, Inc.*	18,810	502,227
Medidata Solutions, Inc.*	12,890	700,442
Omnicell, Inc.*	23,790	680,870

		1,883,539

Hotels, Restaurants & Leisure 4.8%
Bloomin’ Brands, Inc.*	46,835	1,128,724
Brinker International, Inc.	18,505	970,587
Buffalo Wild Wings, Inc.*	19,085	2,841,757
Chuy’s Holdings, Inc.*	20,470	883,076
Del Frisco’s Restaurant Group, Inc.*	25,310	706,149
Fiesta Restaurant Group, Inc.*	26,380	1,202,664
Ignite Restaurant Group, Inc.*	36,035	507,012
Marriott Vacations Worldwide Corp.*	18,510	1,034,894
Multimedia Games Holding Co., Inc.*	13,330	387,103
Red Robin Gourmet Burgers, Inc.*	16,230	1,163,366

		10,825,332

Household Durables 0.6%
La-Z-Boy, Inc.	27,890	755,819
Taylor Morrison Home Corp., Class A*	22,310	524,285

		1,280,104

Information Technology Services 3.4%
Acxiom Corp.*	20,880	718,168
CACI International, Inc., Class A*	9,240	681,912
Cass Information Systems, Inc.	16,690	860,536
ExlService Holdings, Inc.*	25,390	784,805
Heartland Payment Systems, Inc.(b)	22,915	949,827
Higher One Holdings, Inc.*	55,545	401,590
iGATE Corp.*	7,010	221,095
MAXIMUS, Inc.	20,700	928,602
Sapient Corp.*	60,510	1,032,301
WEX, Inc.*	12,254	1,164,743

		7,743,579

Insurance 0.7%
AMERISAFE, Inc.	16,800	737,688
Protective Life Corp.	14,005	736,523

		1,474,211

Internet & Catalog Retail 0.9%
Coupons.com, Inc.*	4,210	103,776
HSN, Inc.	18,280	1,091,864
RetailMeNot, Inc.*	14,860	475,520
zulily, Inc., Class A*(b)	5,740	288,091

		1,959,251

Internet Software & Services 7.9%
Bankrate, Inc.*	37,840	641,010
Benefitfocus, Inc.*	5,430	255,047
Carbonite, Inc.*	51,934	529,207
ChannelAdvisor Corp.*	25,920	978,221
Cornerstone OnDemand, Inc.*	40,270	1,927,725
CoStar Group, Inc.*	11,520	2,151,245
Cvent, Inc.*	9,260	334,749
Demandware, Inc.*	21,800	1,396,508
Envestnet, Inc.*	20,060	806,011
j2 Global, Inc.	20,415	1,021,771
Marketo, Inc.*	10,345	337,971
OpenTable, Inc.*	13,710	1,054,710
Pandora Media, Inc.*	32,690	991,161
Q2 Holdings, Inc.*(b)	5,480	85,104
Shutterstock, Inc.*	18,110	1,314,967
SPS Commerce, Inc.*	13,370	821,587
Web.com Group, Inc.*	48,310	1,643,989
WebMD Health Corp.*	15,585	645,219
Yelp, Inc.*	11,510	885,464

		17,821,666

Leisure Products 0.3%
Arctic Cat, Inc.	16,030	766,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 1.8%
Bruker Corp.*	39,900	$909,321
Fluidigm Corp.*	13,780	607,285
ICON PLC*	30,130	1,432,681
PAREXEL International Corp.*	18,725	1,012,835

		3,962,122

Machinery 3.6%
Altra Industrial Motion Corp.	21,680	773,976
Chart Industries, Inc.*	13,225	1,052,049
Lindsay Corp.(b)	4,450	392,401
Middleby Corp. (The)*	8,500	2,245,785
Proto Labs, Inc.*	15,660	1,059,712
Sun Hydraulics Corp.	13,305	576,240
TriMas Corp.*	13,335	442,722
Wabtec Corp.	19,420	1,505,050

		8,047,935

Media 1.1%
DreamWorks Animation SKG, Inc., Class A*	14,830	393,736
Lions Gate Entertainment Corp.(b)	37,790	1,010,127
MDC Partners, Inc., Class A	29,040	662,693
World Wrestling Entertainment, Inc., Class A(b)	16,490	476,231

		2,542,787

Metals & Mining 0.4%
Carpenter Technology Corp.	12,630	834,085

Oil, Gas & Consumable Fuels 3.6%
Athlon Energy, Inc.*	38,250	1,355,962
Bonanza Creek Energy, Inc.*	11,620	515,928
Diamondback Energy, Inc.*	21,390	1,439,761
EPL Oil & Gas, Inc.*	16,545	638,637
Jones Energy, Inc., Class A*	37,640	569,870
Oasis Petroleum, Inc.*	13,390	558,765
PBF Energy, Inc., Class A(b)	21,505	554,829
Rosetta Resources, Inc.*	20,300	945,574
RSP Permian, Inc.*	28,800	832,032
SemGroup Corp., Class A	12,430	816,402

		8,227,760

Paper & Forest Products 0.4%
KapStone Paper and Packaging Corp.*	34,310	989,500

Personal Products 0.2%
Elizabeth Arden, Inc.*	17,710	522,622

Pharmaceuticals 2.3%
Aerie Pharmaceuticals, Inc.*	19,300	408,967
Akorn, Inc.*	41,820	920,040
Jazz Pharmaceuticals PLC*	3,900	540,852
Medicines Co. (The)*	32,120	912,850
Pacira Pharmaceuticals, Inc.*	11,360	795,087
Prestige Brands Holdings, Inc.*	28,755	783,574
Salix Pharmaceuticals Ltd.*	5,795	600,420
XenoPort, Inc.*	49,930	258,138

		5,219,928

Professional Services 3.2%
Exponent, Inc.	12,050	904,473
GP Strategies Corp.*	23,595	642,492
Huron Consulting Group, Inc.*	15,460	979,855
On Assignment, Inc.*	85,080	3,283,237
Paylocity Holding Corp.*	2,310	55,555
WageWorks, Inc.*	24,710	1,386,478

		7,252,090

Real Estate Investment Trusts (REITs) 0.9%
Altisource Residential Corp.	14,515	458,093
CoreSite Realty Corp.	17,225	533,975
Ramco-Gershenson Properties Trust	25,580	416,954
Sunstone Hotel Investors, Inc.	50,660	695,562

		2,104,584

Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA*(b)	2,200	267,652

Road & Rail 1.4%
Avis Budget Group, Inc.*	20,500	998,350
Celadon Group, Inc.	22,950	551,718
Genesee & Wyoming, Inc., Class A*	11,100	1,080,252
Marten Transport Ltd.	24,892	535,676

		3,165,996

Semiconductors & Semiconductor Equipment 2.7%
GT Advanced Technologies, Inc.*	45,630	777,991
Monolithic Power Systems, Inc.*	45,510	1,764,423
Nanometrics, Inc.*	30,065	540,268
SunEdison, Inc.*	80,385	1,514,453
SunPower Corp.*(b)	23,900	771,014
Ultratech, Inc.*	21,530	628,461

		5,996,610

Software 11.1%
A10 Networks, Inc.*	12,180	183,187
Aspen Technology, Inc.*	70,590	2,990,192
CommVault Systems, Inc.*	12,950	841,102
Ellie Mae, Inc.*(b)	28,765	829,583
Fair Isaac Corp.	17,570	971,972
FleetMatics Group PLC*(b)	18,535	619,996
Guidewire Software, Inc.*	44,570	2,186,158
Imperva, Inc.*	35,145	1,957,577
Infoblox, Inc.*	32,870	659,372
Interactive Intelligence Group, Inc.*	19,360	1,403,600
Manhattan Associates, Inc.*	37,640	1,318,529
Mitek Systems, Inc.*(b)	44,830	173,492
Model N, Inc.*	31,980	323,318
Netscout Systems, Inc.*	20,215	759,680
Proofpoint, Inc.*	27,450	1,017,846
PTC, Inc.*	32,265	1,143,149
ServiceNow, Inc.*	15,290	916,177
Solera Holdings, Inc.	8,405	532,373
Splunk, Inc.*	13,210	944,383
Tableau Software, Inc., Class A*	15,150	1,152,612
Tyler Technologies, Inc.*	25,960	2,172,333
Ultimate Software Group, Inc. (The)*	14,680	2,011,160

		25,107,791

Specialty Retail 1.6%
DSW, Inc., Class A	17,450	625,757
Five Below, Inc.*(b)	17,860	758,693
Group 1 Automotive, Inc.	7,315	480,303
Lithia Motors, Inc., Class A	9,840	653,966
Pier 1 Imports, Inc.	55,075	1,039,816

		3,558,535

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals 0.6%
Stratasys Ltd.*	13,300	$1,410,997

Textiles, Apparel & Luxury Goods 1.3%
Kate Spade & Co.*	34,345	1,273,856
Steven Madden Ltd.*	31,860	1,146,323
Vince Holding Corp.*	22,082	582,081

		3,002,260

Thrifts & Mortgage Finance 0.3%
EverBank Financial Corp.	37,645	742,736

Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	14,695	708,887
H&E Equipment Services, Inc.*	58,100	2,350,145

		3,059,032

Total Common Stocks (cost $170,877,295)		219,627,285

Exchange Traded Fund 0.6%

	Shares	Market Value
Equity Fund 0.6%
iShares Russell 2000 Growth ETF(b)	10,800	1,469,448

Total Exchange Traded Fund (cost $1,473,337)		1,469,448

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	4,698,374	4,698,374

Total Mutual Fund (cost $4,698,374)		4,698,374

Repurchase Agreements 3.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $2,000,003, collateralized by U.S. Government Agency Securities, ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $2,040,024.(d)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14, repurchase price $6,028,805, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $6,149,370.(d)	6,028,792	6,028,792

Total Repurchase Agreements (cost $8,028,792)		8,028,792

Total Investments (cost $185,077,798) (e) — 103.8%		233,823,899
Liabilities in excess of other assets — (3.8%)		(8,519,214)

NET ASSETS — 100.0%		$225,304,685

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $8,018,129.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $8,028,792.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $185,256,701, tax unrealized appreciation and depreciation were $51,933,242 and $(3,366,044), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,942,864	$—	$—	$7,942,864
Auto Components	2,198,258	—	—	2,198,258
Banks	6,928,682	—	—	6,928,682
Biotechnology	10,528,258	404,204	—	10,932,462
Building Products	3,305,038	—	—	3,305,038
Capital Markets	4,268,669	—	—	4,268,669
Chemicals	4,068,185	—	—	4,068,185
Commercial Services & Supplies	3,149,689	—	—	3,149,689
Communications Equipment	1,510,191	—	—	1,510,191
Construction Materials	2,822,260	—	—	2,822,260
Consumer Finance	334,431	—	—	334,431
Containers & Packaging	1,745,396	—	—	1,745,396
Distributors	964,128	—	—	964,128
Diversified Consumer Services	1,900,675	—	—	1,900,675
Diversified Financial Services	568,512	—	—	568,512
Electrical Equipment	3,580,076	—	—	3,580,076
Electronic Equipment, Instruments & Components	3,558,152	—	—	3,558,152
Energy Equipment & Services	1,496,186	—	—	1,496,186
Food & Staples Retailing	1,727,607	—	—	1,727,607
Food Products	2,457,029	—	—	2,457,029
Health Care Equipment & Supplies	14,124,002	—	—	14,124,002
Health Care Providers & Services	10,276,015	—	—	10,276,015
Health Care Technology	1,883,539	—	—	1,883,539
Hotels, Restaurants & Leisure	10,825,332	—	—	10,825,332
Household Durables	1,280,104	—	—	1,280,104
Information Technology Services	7,743,579	—	—	7,743,579

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$1,474,211	$—	$—	$1,474,211
Internet & Catalog Retail	1,959,251	—	—	1,959,251
Internet Software & Services	17,821,666	—	—	17,821,666
Leisure Products	766,074	—	—	766,074
Life Sciences Tools & Services	3,962,122	—	—	3,962,122
Machinery	8,047,935	—	—	8,047,935
Media	2,542,787	—	—	2,542,787
Metals & Mining	834,085	—	—	834,085
Oil, Gas & Consumable Fuels	8,227,760	—	—	8,227,760
Paper & Forest Products	989,500	—	—	989,500
Personal Products	522,622	—	—	522,622
Pharmaceuticals	5,219,928	—	—	5,219,928
Professional Services	7,252,090	—	—	7,252,090
Real Estate Investment Trusts (REITs)	2,104,584	—	—	2,104,584
Real Estate Management & Development	267,652	—	—	267,652
Road & Rail	3,165,996	—	—	3,165,996
Semiconductors & Semiconductor Equipment	5,996,610	—	—	5,996,610
Software	25,107,791	—	—	25,107,791
Specialty Retail	3,558,535	—	—	3,558,535
Technology Hardware, Storage & Peripherals	1,410,997	—	—	1,410,997
Textiles, Apparel & Luxury Goods	3,002,260	—	—	3,002,260
Thrifts & Mortgage Finance	742,736	—	—	742,736
Trading Companies & Distributors	3,059,032	—	—	3,059,032

Total Common Stocks	$219,223,081	$404,204	$—	$219,627,285

Exchange Traded Fund	1,469,448	—	—	1,469,448
Mutual Fund	4,698,374	—	—	4,698,374
Repurchase Agreements	—	8,028,792	—	8,028,792

Total	$225,390,903	$8,432,996	$—	$233,823,899

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.3%

	Shares	Market Value
Aerospace & Defense 2.2%
AAR Corp.	63,400	$1,645,230
Curtiss-Wright Corp.	50,165	3,187,484
Engility Holdings, Inc.*	45,500	2,049,775
Esterline Technologies Corp.*	11,000	1,171,940
Hexcel Corp.*	52,995	2,307,403
Moog, Inc., Class A*	3,475	227,647
Triumph Group, Inc.	31,300	2,021,354

		12,610,833

Air Freight & Logistics 0.1%
Pacer International, Inc.*	27,300	244,608
Park-Ohio Holdings Corp.*	9,000	505,350

		749,958

Airlines 1.0%
Hawaiian Holdings, Inc.*(a)	150,900	2,106,564
Republic Airways Holdings, Inc.*	190,051	1,737,066
SkyWest, Inc.	145,300	1,854,028

		5,697,658

Auto Components 0.9%
Cooper Tire & Rubber Co.	5,500	133,650
Dana Holding Corp.	137,830	3,207,304
Remy International, Inc.	24,700	583,414
Stoneridge, Inc.*	105,800	1,188,134

		5,112,502

Banks 13.0%
1st Source Corp.	3,900	125,151
Ameris Bancorp*	14,900	347,170
Banco Latinoamericano de Comercio Exterior SA, Class E	13,800	364,458
Bank of Hawaii Corp.	42,265	2,561,682
Bank of Kentucky Financial Corp. (The)	3,000	112,620
Bank of Marin Bancorp	4,900	220,598
BankUnited, Inc.	94,210	3,275,682
Banner Corp.	11,000	453,310
BBCN Bancorp, Inc.	20,400	349,656
BNC Bancorp(a)	5,700	98,781
Boston Private Financial Holdings, Inc.	16,300	220,539
Camden National Corp.	3,000	123,600
Cardinal Financial Corp.	17,000	303,110
Cathay General Bancorp	20,300	511,357
Center Bancorp, Inc.	4,700	89,300
Chemical Financial Corp.	8,555	277,610
Citizens & Northern Corp.	14,300	281,853
City Holding Co.	16,300	731,218
CoBiz Financial, Inc.	16,800	193,536
Columbia Banking System, Inc.	9,117	260,017
Community Bank System, Inc.	9,400	366,788
Community Trust Bancorp, Inc.	14,870	616,808
CommunityOne Bancorp*	13,500	151,470
ConnectOne Bancorp, Inc.*	1,800	88,128
Customers Bancorp, Inc.*	56,250	1,173,937
CVB Financial Corp.	223,233	3,549,405
East West Bancorp, Inc.	16,822	614,003
Enterprise Financial Services Corp.	33,000	662,310
Fidelity Southern Corp.	31,684	442,625
Financial Institutions, Inc.	17,100	393,642
First Bancorp	6,500	123,500
First Bancorp, Inc.	1,800	29,340
First BanCorp, Puerto Rico*	43,600	237,184
First Busey Corp.	42,000	243,600
First Commonwealth Financial Corp.	133,400	1,205,936
First Community Bancshares, Inc.	25,200	412,272
First Financial Bancorp	113,615	2,042,798
First Financial Corp.	5,300	178,504
First Financial Holdings, Inc.	7,374	461,760
First Interstate BancSystem, Inc.	56,100	1,583,142
First Merchants Corp.	38,200	826,648
First Midwest Bancorp, Inc.	34,200	584,136
First NBC Bank Holding Co.*	14,200	495,012
First Niagara Financial Group, Inc.	45,396	428,992
First of Long Island Corp. (The)	3,000	121,830
FirstMerit Corp.	224,664	4,679,751
Flushing Financial Corp.	125,565	2,645,654
German American Bancorp, Inc.	3,000	86,670
Great Southern Bancorp, Inc.	11,000	330,330
Hampton Roads Bankshares, Inc.*	22,900	36,411
Hanmi Financial Corp.	172,690	4,023,677
Heartland Financial USA, Inc.	300	8,097
Horizon Bancorp	12,600	280,728
IBERIABANK Corp.	8,100	568,215
Independent Bank Corp.	15,900	625,983
Investors Bancorp, Inc.	87,755	2,425,548
Lakeland Financial Corp.	3,900	156,858
MainSource Financial Group, Inc.	25,200	430,920
Merchants Bancshares, Inc.	3,000	97,830
National Penn Bancshares, Inc.	39,645	414,290
NBT Bancorp, Inc.	37,000	905,020
OFG Bancorp	5,838	100,355
PacWest Bancorp(a)	13,400	576,334
Park Sterling Corp.	59,000	392,350
Peoples Bancorp, Inc.	14,500	358,585
Pinnacle Financial Partners, Inc.	73,200	2,744,268
Preferred Bank, Los Angeles*	34,700	900,812
PrivateBancorp, Inc.	100,000	3,051,000
Republic Bancorp, Inc., Class A	8,355	188,823
Sierra Bancorp	18,300	291,336
Simmons First National Corp., Class A	5,700	212,439
Southside Bancshares, Inc.	11,097	348,224
Southwest Bancorp, Inc.	69,300	1,223,838
Square 1 Financial, Inc., Class A*	7,100	142,710
Sterling Financial Corp.	57,780	1,925,807
Susquehanna Bancshares, Inc.	45,131	514,042
SY Bancorp, Inc.	5,300	167,692
Talmer Bancorp, Inc., Class A*	28,500	417,240
Taylor Capital Group, Inc.*	9,800	234,416
Texas Capital Bancshares, Inc.*	23,985	1,557,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Tompkins Financial Corp.	4,700	$230,112
Trustmark Corp.	12,200	309,270
UMB Financial Corp.	38,200	2,471,540
Union First Market Bankshares Corp.	11,481	291,847
ViewPoint Financial Group, Inc.	118,475	3,418,004
Washington Trust Bancorp, Inc.	1,700	63,699
Webster Financial Corp.	17,500	543,550
WesBanco, Inc.	57,300	1,823,859
West Bancorporation, Inc.	26,500	402,535
Wilshire Bancorp, Inc.	182,100	2,021,310
Yadkin Financial Corp.*	24,500	524,545

		73,099,128

Biotechnology 1.0%
Agios Pharmaceuticals, Inc.*	2,000	78,300
Akebia Therapeutics, Inc.*(a)	4,300	84,108
Applied Genetic Technologies Corp.*	19,900	298,500
Auspex Pharmaceuticals, Inc.*	1,500	46,140
Cara Therapeutics, Inc.*	20,400	379,644
Celladon Corp.*	29,300	349,256
Celldex Therapeutics, Inc.*	19,900	351,633
Concert Pharmaceuticals, Inc.*	12,700	170,815
Dicerna Pharmaceuticals, Inc.*(a)	17,900	505,675
Eagle Pharmaceuticals, Inc.*	9,800	124,950
Eleven Biotherapeutics, Inc.*	17,900	290,517
Flexion Therapeutics, Inc.*	18,300	301,035
Foundation Medicine, Inc.*(a)	4,400	142,428
Karyopharm Therapeutics, Inc.*(a)	4,100	126,649
MacroGenics, Inc.*(a)	10,200	283,866
Puma Biotechnology, Inc.*	8,500	885,190
TESARO, Inc.*	8,100	238,788
Trevena, Inc.*	35,000	275,100
Ultragenyx Pharmaceutical, Inc.*	8,100	396,009

		5,328,603

Building Products 1.1%
Armstrong World Industries, Inc.*	66,890	3,561,893
Gibraltar Industries, Inc.*	25,600	483,072
Simpson Manufacturing Co., Inc.	63,230	2,233,916

		6,278,881

Capital Markets 2.6%
American Capital Ltd.*	48,400	764,236
Apollo Investment Corp.	98,020	814,546
Arlington Asset Investment Corp., Class A(a)	69,900	1,850,952
BGC Partners, Inc., Class A	81,800	534,972
Cowen Group, Inc., Class A*	202,833	894,493
Diamond Hill Investment Group, Inc.	17,537	2,305,063
Fidus Investment Corp.(a)	9,067	175,084
Gladstone Capital Corp.(a)	11,100	111,888
Gladstone Investment Corp.	68,600	567,322
Investment Technology Group, Inc.*	38,600	779,720
Manning & Napier, Inc.	7,800	130,806
Piper Jaffray Cos.*	34,600	1,584,680
Prospect Capital Corp.(a)	123,592	1,334,794
Waddell & Reed Financial, Inc., Class A	33,330	2,453,755

		14,302,311

Chemicals 2.6%
A. Schulman, Inc.	31,300	1,134,938
Axiall Corp.	32,100	1,441,932
Chemtura Corp.*	90,254	2,282,524
Flotek Industries, Inc.*	86,998	2,422,894
FutureFuel Corp.	3,000	60,900
GSE Holding, Inc.*	11,000	3,190
H.B. Fuller Co.	6,500	313,820
Innophos Holdings, Inc.	41,405	2,347,663
Innospec, Inc.	3,300	149,259
Koppers Holdings, Inc.	6,100	251,503
Methanex Corp.	30,423	1,945,247
Minerals Technologies, Inc.	27,200	1,756,032
Zep, Inc.	23,200	410,640

		14,520,542

Commercial Services & Supplies 2.7%
ABM Industries, Inc.	88,600	2,546,364
ARC Document Solutions, Inc.*	86,500	643,560
Brink’s Co. (The)	41,100	1,173,405
Cenveo, Inc.*	224,100	681,264
Courier Corp.	22,400	344,960
Herman Miller, Inc.	84,829	2,725,556
Kimball International, Inc., Class B	127,500	2,309,025
Quad/Graphics, Inc.	65,400	1,533,630
RR Donnelley & Sons Co.	20,797	372,266
Steelcase, Inc., Class A	61,800	1,026,498
United Stationers, Inc.	30,100	1,236,207
Viad Corp.	34,200	822,168

		15,414,903

Communications Equipment 1.0%
ARRIS Group, Inc.*	8,600	242,348
Aruba Networks, Inc.*	40,300	755,625
Aviat Networks, Inc.*	15,778	25,087
Bel Fuse, Inc., Class B	6,500	142,350
Extreme Networks, Inc.*	155,400	901,320
Harmonic, Inc.*	496,660	3,546,153
PC-Tel, Inc.	10,300	89,919

		5,702,802

Construction & Engineering 0.6%
EMCOR Group, Inc.	54,100	2,531,339
Tutor Perini Corp.*	37,708	1,081,088

		3,612,427

Consumer Finance 1.1%
Credit Acceptance Corp.*(a)	4,400	625,460
DFC Global Corp.*	25,485	225,033
EZCORP, Inc., Class A*	13,900	149,981
Green Dot Corp., Class A*	58,500	1,142,505
JGWPT Holdings, Inc., Class A*	18,700	341,462
Nelnet, Inc., Class A	32,100	1,312,890
Regional Management Corp.*	37,400	922,284
World Acceptance Corp.*(a)	18,300	1,373,964

		6,093,579

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	160,600	1,631,696
Rock-Tenn Co., Class A	8,500	897,345
Silgan Holdings, Inc.	35,055	1,735,924

		4,264,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Distributors 0.0%†
Core-Mark Holding Co., Inc.	2,400	$174,240

Diversified Consumer Services 0.4%
2U, Inc.*	17,100	233,415
Corinthian Colleges, Inc.*(a)	37,000	51,060
Service Corp. International	102,060	2,028,953

		2,313,428

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	24,735	1,400,001
PHH Corp.*	57,000	1,472,880

		2,872,881

Diversified Telecommunication Services 1.0%
IDT Corp., Class B	28,100	468,146
Inteliquent, Inc.	207,700	3,017,881
Lumos Networks Corp.	126,933	1,697,094
Straight Path Communications, Inc., Class B*	14,100	103,776
Vonage Holdings Corp.*	77,800	332,206

		5,619,103

Electric Utilities 3.5%
Cleco Corp.	61,641	3,117,802
El Paso Electric Co.	26,800	957,564
Empire District Electric Co. (The)	19,100	464,512
Great Plains Energy, Inc.	104,830	2,834,603
IDACORP, Inc.	37,800	2,096,766
MGE Energy, Inc.	12,250	480,567
Portland General Electric Co.	40,200	1,300,068
UIL Holdings Corp.	7,733	284,652
Unitil Corp.	10,600	348,104
UNS Energy Corp.(a)	78,000	4,682,340
Westar Energy, Inc.(a)	81,355	2,860,442

		19,427,420

Electrical Equipment 0.5%
Brady Corp., Class A	20,300	551,145
EnerSys, Inc.	33,300	2,307,357

		2,858,502

Electronic Equipment, Instruments & Components 2.6%
Audience, Inc.*	4,700	58,750
Benchmark Electronics, Inc.*	93,875	2,126,269
GSI Group, Inc.*	26,900	351,314
Insight Enterprises, Inc.*	42,300	1,062,153
Littelfuse, Inc.	7,714	722,339
National Instruments Corp.	65,480	1,878,621
Newport Corp.*	13,900	287,452
OSI Systems, Inc.*	33,820	2,024,465
Sanmina Corp.*	189,811	3,312,202
ScanSource, Inc.*	5,600	228,312
SYNNEX Corp.*	46,300	2,806,243

		14,858,120

Energy Equipment & Services 2.6%
Basic Energy Services, Inc.*	22,400	613,984
C&J Energy Services, Inc.*	158,500	4,621,860
Dawson Geophysical Co.	15,900	445,359
Dril-Quip, Inc.*	17,005	1,906,260
Forum Energy Technologies, Inc.*	25,600	793,088
GulfMark Offshore, Inc., Class A	9,400	422,436
Helix Energy Solutions Group, Inc.*	63,000	1,447,740
Matrix Service Co.*	37,000	1,249,860
Parker Drilling Co.*	146,400	1,037,976
Superior Energy Services, Inc.	21,426	659,064
Tesco Corp.*	64,200	1,187,700

		14,385,327

Food & Staples Retailing 2.5%
Andersons, Inc. (The)	63,350	3,752,854
Pantry, Inc. (The)*	88,200	1,352,988
Rite Aid Corp.*	680,200	4,264,854
Roundy’s, Inc.	79,400	546,272
Spartan Stores, Inc.	174,435	4,048,636

		13,965,604

Food Products 1.7%
B&G Foods, Inc.	61,545	1,853,120
Chiquita Brands International, Inc.*	205,200	2,554,740
Ingredion, Inc.	36,992	2,518,415
Pinnacle Foods, Inc.	30,300	904,758
TreeHouse Foods, Inc.*	26,760	1,926,453

		9,757,486

Gas Utilities 1.1%
Chesapeake Utilities Corp.	5,300	334,748
Laclede Group, Inc. (The)	18,700	881,705
New Jersey Resources Corp.	16,850	839,130
Northwest Natural Gas Co.	22,800	1,003,428
South Jersey Industries, Inc.	1,800	100,962
Southwest Gas Corp.	32,900	1,758,505
WGL Holdings, Inc.	28,900	1,157,734

		6,076,212

Health Care Equipment & Supplies 3.9%
Alere, Inc.*	33,405	1,147,462
Greatbatch, Inc.*	32,550	1,494,696
Haemonetics Corp.*	42,375	1,381,001
Inogen, Inc.*	8,600	141,986
Integra LifeSciences Holdings Corp.*	73,097	3,361,731
Natus Medical, Inc.*	41,500	1,070,700
NuVasive, Inc.*	78,000	2,995,980
OraSure Technologies, Inc.*	104,300	831,271
Sirona Dental Systems, Inc.*	24,625	1,838,749
Teleflex, Inc.	22,615	2,425,233
Tornier NV*	105,468	2,238,031
Wright Medical Group, Inc.*	92,750	2,881,742

		21,808,582

Health Care Providers & Services 2.5%
Almost Family, Inc.*	17,369	401,224
Bio-Reference Labs, Inc.*	110,728	3,064,951
Cross Country Healthcare, Inc.*	46,800	377,676
Landauer, Inc.	14,165	642,099
Molina Healthcare, Inc.*	66,000	2,478,960
Triple-S Management Corp., Class B*	21,219	342,475
U.S. Physical Therapy, Inc.	64,805	2,240,309
WellCare Health Plans, Inc.*	73,375	4,660,780

		14,208,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Technology 0.1%
Veeva Systems, Inc., Class A*(a)	14,700	$392,490

Hotels, Restaurants & Leisure 2.1%
Brinker International, Inc.	43,170	2,264,266
Cracker Barrel Old Country Store, Inc.	17,600	1,711,424
Intrawest Resorts Holdings, Inc.*	20,400	266,016
Life Time Fitness, Inc.*	58,350	2,806,635
Monarch Casino & Resort, Inc.*	111,888	2,073,285
Multimedia Games Holding Co., Inc.*	33,080	960,643
Ruth’s Hospitality Group, Inc.	89,000	1,076,010
Speedway Motorsports, Inc.	22,000	412,060

		11,570,339

Household Durables 1.6%
Helen of Troy Ltd.*	70,300	4,866,869
Lifetime Brands, Inc.	28,900	516,154
M/I Homes, Inc.*	75,745	1,698,203
Skullcandy, Inc.*	101,706	933,661
Universal Electronics, Inc.*	20,300	779,317
Zagg, Inc.*	96,620	446,384

		9,240,588

Independent Power and Renewable Electricity Producers 0.0%†
Genie Energy Ltd., Class B*	15,500	154,535

Information Technology Services 1.3%
CSG Systems International, Inc.	17,100	445,284
Forrester Research, Inc.	52,209	1,871,693
Global Cash Access Holdings, Inc.*	136,200	934,332
Lionbridge Technologies, Inc.*	35,500	238,205
ModusLink Global Solutions, Inc.*(a)	39,600	167,508
Unisys Corp.*	126,000	3,837,960

		7,494,982

Insurance 3.3%
American Equity Investment Life Holding Co.	155,600	3,675,272
AMERISAFE, Inc.	35,800	1,571,978
Amtrust Financial Services, Inc.(a)	22,156	833,287
Aspen Insurance Holdings Ltd.	22,400	889,280
Assured Guaranty Ltd.	36,200	916,584
CNO Financial Group, Inc.	238,100	4,309,610
Hilltop Holdings, Inc.*	94,200	2,241,018
Horace Mann Educators Corp.	3,000	87,000
Maiden Holdings Ltd.	75,200	938,496
Selective Insurance Group, Inc.	28,900	673,948
Stewart Information Services Corp.	12,600	442,638
Symetra Financial Corp.	63,400	1,256,588
United Fire Group, Inc.	12,100	367,235
Validus Holdings Ltd.	13,980	527,186

		18,730,120

Internet & Catalog Retail 0.0%†
Coupons.com, Inc.*(a)	8,600	211,990

Internet Software & Services 1.0%
Amber Road, Inc.*(a)	6,600	101,640
Bazaarvoice, Inc.*(a)	9,000	65,700
Care.com, Inc.*(a)	4,900	81,095
Chegg, Inc.*(a)	99,500	696,500
Digital River, Inc.*	20,000	348,600
IntraLinks Holdings, Inc.*	52,100	532,983
Monster Worldwide, Inc.*	108,455	811,243
Q2 Holdings, Inc.*(a)	1,000	15,530
Travelzoo, Inc.*	55,690	1,275,301
United Online, Inc.	14,271	164,973
Vocus, Inc.*	5,700	75,981
WebMD Health Corp.*	34,600	1,432,440

		5,601,986

Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	5,600	142,352
Malibu Boats, Inc., Class A*	12,600	279,972

		422,324

Machinery 3.9%
Ampco-Pittsburgh Corp.	15,100	284,937
Briggs & Stratton Corp.	85,400	1,900,150
Douglas Dynamics, Inc.	74,300	1,294,306
FreightCar America, Inc.	3,900	90,636
Global Brass & Copper Holdings, Inc.	33,800	533,026
Hardinge, Inc.	22,800	328,320
Harsco Corp.	83,755	1,962,380
Hyster-Yale Materials Handling, Inc.	13,000	1,267,500
John Bean Technologies Corp.	54,295	1,677,715
Kadant, Inc.	37,400	1,363,978
Kennametal, Inc.	26,309	1,165,489
LB Foster Co., Class A	20,300	951,055
Mueller Industries, Inc.	106,970	3,208,030
Mueller Water Products, Inc., Class A	229,805	2,183,148
NN, Inc.	33,400	657,980
Standex International Corp.	5,300	283,974
Woodward, Inc.	63,080	2,619,712

		21,772,336

Media 0.8%
AMC Entertainment Holdings, Inc., Class A*	8,600	208,550
E.W. Scripps Co. (The), Class A*	128,000	2,268,160
Entercom Communications Corp., Class A*	20,000	201,400
Journal Communications, Inc., Class A*	82,200	728,292
Live Nation Entertainment, Inc.*	17,900	389,325
Sinclair Broadcast Group, Inc., Class A(a)	27,500	744,975

		4,540,702

Metals & Mining 1.0%
Commercial Metals Co.	78,100	1,474,528
Globe Specialty Metals, Inc.	18,700	389,334
SunCoke Energy, Inc.*	36,600	835,944
U.S. Silica Holdings, Inc.	3,200	122,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Worthington Industries, Inc.	68,700	$2,627,775

		5,449,725

Multiline Retail 0.2%
Dillard’s, Inc., Class A	11,400	1,053,360

Multi-Utilities 0.7%
NorthWestern Corp.	26,800	1,271,124
Vectren Corp.	65,965	2,598,361

		3,869,485

Oil, Gas & Consumable Fuels 3.1%
CVR Energy, Inc.(a)	8,100	342,225
Delek US Holdings, Inc.	69,100	2,006,664
Energy XXI (Bermuda) Ltd.(a)	24,800	584,536
EPL Oil & Gas, Inc.*	22,400	864,640
Equal Energy Ltd.	23,300	106,714
Green Plains Renewable Energy, Inc.	76,400	2,288,944
Infinity Bio-Energy Ltd.*(b)	155,500	0
Knightsbridge Tankers Ltd.(a)	52,100	705,955
Panhandle Oil and Gas, Inc., Class A	3,200	139,552
Renewable Energy Group, Inc.*	177,363	2,124,809
REX American Resources Corp.*	5,700	325,185
Rice Energy, Inc.*	61,800	1,630,902
RSP Permian, Inc.*	62,200	1,796,958
SemGroup Corp., Class A	4,600	302,128
Stone Energy Corp.*	51,700	2,169,849
Triangle Petroleum Corp.*(a)	6,000	49,440
VAALCO Energy, Inc.*	51,700	442,035
Warren Resources, Inc.*	232,600	1,116,480
Western Refining, Inc.	3,900	150,540
World Fuel Services Corp.	8,600	379,260

		17,526,816

Paper & Forest Products 0.7%
Domtar Corp.	4,600	516,212
KapStone Paper and Packaging Corp.*	71,885	2,073,163
P.H. Glatfelter Co.	11,400	310,308
Resolute Forest Products, Inc.*	34,200	687,078
Schweitzer-Mauduit International, Inc.	4,900	208,691

		3,795,452

Personal Products 0.1%
Revlon, Inc., Class A*	10,600	270,830

Pharmaceuticals 0.3%
Achaogen, Inc.*	4,300	66,478
Egalet Corp.*	13,500	188,865
Impax Laboratories, Inc.*	11,800	311,756
Lannett Co., Inc.*	22,400	800,128
Revance Therapeutics, Inc.*	13,000	409,500

		1,776,727

Professional Services 1.6%
CDI Corp.	12,200	209,230
Heidrick & Struggles International, Inc.	20,800	417,456
Kelly Services, Inc., Class A	48,600	1,153,278
Korn/Ferry International*	7,300	217,321
Navigant Consulting, Inc.*	28,100	524,346
Paylocity Holding Corp.*	7,200	173,160
Resources Connection, Inc.	164,555	2,318,580
RPX Corp.*	51,700	841,676
TrueBlue, Inc.*	63,400	1,855,084
VSE Corp.	20,300	1,069,810

		8,779,941

Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	9,800	258,524
American Campus Communities, Inc.	32,900	1,228,815
Anworth Mortgage Asset Corp.	378,800	1,878,848
Ashford Hospitality Prime, Inc.	23,920	361,670
Ashford Hospitality Trust, Inc.	119,100	1,342,257
Capstead Mortgage Corp.	253,200	3,205,512
Cedar Realty Trust, Inc.	120,000	733,200
Chatham Lodging Trust	22,000	444,840
Chesapeake Lodging Trust	36,600	941,718
CoreSite Realty Corp.	48,000	1,488,000
Cousins Properties, Inc.	204,400	2,344,468
CYS Investments, Inc.	65,900	544,334
DCT Industrial Trust, Inc.	281,700	2,219,796
DiamondRock Hospitality Co.	254,400	2,989,200
EastGroup Properties, Inc.	3,700	232,767
Education Realty Trust, Inc.	69,600	686,952
EPR Properties	11,400	608,646
Extra Space Storage, Inc.	13,000	630,630
FelCor Lodging Trust, Inc.	76,500	691,560
First Industrial Realty Trust, Inc.	159,300	3,077,676
Geo Group, Inc. (The)	16,700	538,408
Getty Realty Corp.	11,000	207,790
Government Properties Income Trust	9,000	226,800
Hersha Hospitality Trust	445,800	2,599,014
Home Properties, Inc.	3,900	234,468
Kite Realty Group Trust	168,800	1,012,800
LaSalle Hotel Properties	8,600	269,266
LTC Properties, Inc.	25,600	963,328
Parkway Properties, Inc.	78,100	1,425,325
Pennsylvania Real Estate Investment Trust	17,550	316,778
PennyMac Mortgage Investment Trust	53,900	1,288,210
Potlatch Corp.	62,600	2,421,994
RAIT Financial Trust	118,300	1,004,367
Ramco-Gershenson Properties Trust	23,200	378,160
Redwood Trust, Inc.	136,600	2,770,248
Sun Communities, Inc.	11,400	514,026
Sunstone Hotel Investors, Inc.	143,100	1,964,763

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Winthrop Realty Trust	28,500	$330,315

		44,375,473

Real Estate Management & Development 0.2%
Alexander & Baldwin, Inc.	29,300	1,247,008

Road & Rail 1.1%
AMERCO	9,300	2,158,716
Arkansas Best Corp.	19,500	720,525
Genesee & Wyoming, Inc., Class A*	15,391	1,497,852
Quality Distribution, Inc.*	27,300	354,627
Saia, Inc.*	6,100	233,081
Swift Transportation Co.*	31,300	774,675
Universal Truckload Services, Inc.	6,500	187,850

		5,927,326

Semiconductors & Semiconductor Equipment 4.0%
Alpha & Omega Semiconductor Ltd.*	72,453	533,254
Amkor Technology, Inc.*	181,700	1,246,462
Cirrus Logic, Inc.*(a)	38,200	759,034
Cypress Semiconductor Corp.*	237,160	2,435,633
DSP Group, Inc.*	18,400	158,976
First Solar, Inc.*	34,100	2,379,839
Integrated Silicon Solution, Inc.*	77,700	1,208,235
IXYS Corp.	31,800	360,930
LTX-Credence Corp.*	14,700	130,977
MKS Instruments, Inc.	46,800	1,398,852
Pericom Semiconductor Corp.*	24,900	194,967
Spansion, Inc., Class A*	150,400	2,619,968
Supertex, Inc.*	36,364	1,199,285
Teradyne, Inc.*	98,285	1,954,889
Ultra Clean Holdings, Inc.*	187,800	2,469,570
Veeco Instruments, Inc.*	74,635	3,129,445

		22,180,316

Software 1.4%
Actuate Corp.*	291,380	1,754,107
FireEye, Inc.*	6,900	424,833
Proofpoint, Inc.*	3,000	111,240
Rovi Corp.*	150,720	3,433,402
Telenav, Inc.*	122,400	729,504
TiVo, Inc.*	83,800	1,108,674
Varonis Systems, Inc.*	13,000	464,880

		8,026,640

Specialty Retail 2.5%
American Eagle Outfitters, Inc.	126,770	1,551,665
Barnes & Noble, Inc.*	46,300	967,670
Big 5 Sporting Goods Corp.	94,435	1,515,682
Brown Shoe Co., Inc.	115,500	3,065,370
Cato Corp. (The), Class A	11,000	297,440
Children’s Place Retail Stores, Inc. (The)	30,500	1,519,205
CST Brands, Inc.	59,155	1,848,002
Destination Maternity Corp.	11,400	312,360
Express, Inc.*	104,305	1,656,363
hhgregg, Inc.*(a)	51,300	492,993
Kirkland’s, Inc.*	35,000	647,150
Stein Mart, Inc.	2,400	33,624
Systemax, Inc.*	3,300	49,203
Trans World Entertainment Corp.	6,300	22,869

		13,979,596

Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.*	52,500	320,250
Electronics For Imaging, Inc.*	23,200	1,004,792
Fusion-io, Inc.*(a)	93,100	979,412
QLogic Corp.*	9,000	114,750
Super Micro Computer, Inc.*	46,000	799,020

		3,218,224

Textiles, Apparel & Luxury Goods 1.2%
G-III Apparel Group Ltd.*	21,305	1,525,012
Iconix Brand Group, Inc.*	113,210	4,445,757
Jones Group, Inc. (The)	44,300	663,171
RG Barry Corp.	8,200	154,816

		6,788,756

Thrifts & Mortgage Finance 2.6%
BankFinancial Corp.	5,800	57,884
Berkshire Hills Bancorp, Inc.	9,400	243,272
Brookline Bancorp, Inc.	187,790	1,768,982
Capitol Federal Financial, Inc.	155,655	1,953,470
Charter Financial Corp.	31,400	339,434
First Defiance Financial Corp.	11,800	320,016
Flagstar Bancorp, Inc.*	176,400	3,919,608
HomeStreet, Inc.	47,400	926,670
Northwest Bancshares, Inc.	122,285	1,785,361
OceanFirst Financial Corp.	10,200	180,438
Provident Financial Holdings, Inc.	14,700	226,674
Provident Financial Services, Inc.	19,500	358,215
TrustCo Bank Corp. NY	257,640	1,813,786
WSFS Financial Corp.	10,600	757,158

		14,650,968

Trading Companies & Distributors 0.3%
Aircastle Ltd.	26,900	521,322
Applied Industrial Technologies, Inc.	26,250	1,266,300

		1,787,622

Water Utilities 0.1%
American States Water Co.	9,200	297,068
Artesian Resources Corp., Class A	4,700	105,562
California Water Service Group	7,800	186,732
Consolidated Water Co., Ltd.	4,100	54,038

		643,400

Total Common Stocks (cost $414,774,222)		546,594,528

U.S. Treasury Note 0.1%

	Principal Amount	Market Value
U.S. Treasury Note, 0.25%, 11/30/14(c)	$715,000	715,782

Total U.S. Treasury Note (cost $715,534)		715,782

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(d)	12,252,374	$12,252,374

Total Mutual Fund (cost $12,252,374)		12,252,374

Repurchase Agreements 2.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05% dated 03/31/14, due 04/01/14, repurchase price $5,000,007, collateralized by U.S. Government Agency Securities, ranging from 0.5% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $5,100,060.(e)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.06% dated 03/31/14, due 04/04/14, repurchase price $8,765,173, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $8,940,489.(e)	8,765,158	8,765,158

Total Repurchase Agreements (cost $13,765,158)		13,765,158

Total Investments (cost $441,507,288) (f) — 102.1%		573,327,842
Liabilities in excess of other assets — (2.1%)		(11,940,831)

NET ASSETS — 100.0%		$561,387,011

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $13,516,009.
(b)	Fair valued security.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2014.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $13,765,158.
(f)	At March 31, 2014, the tax basis cost of the Fund’s investments was $443,118,504, tax unrealized appreciation and depreciation were $139,675,876 and $(9,466,538), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
US	United States

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
80	Russell 2000 Mini Future	06/20/14	$9,364,000	$(149,785)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$12,610,833	$—	$—	$12,610,833
Air Freight & Logistics	749,958	—	—	749,958
Airlines	5,697,658	—	—	5,697,658
Auto Components	5,112,502	—	—	5,112,502
Banks	73,099,128	—	—	73,099,128
Biotechnology	5,328,603	—	—	5,328,603
Building Products	6,278,881	—	—	6,278,881
Capital Markets	14,302,311	—	—	14,302,311
Chemicals	14,520,542	—	—	14,520,542
Commercial Services & Supplies	15,414,903	—	—	15,414,903
Communications Equipment	5,702,802	—	—	5,702,802
Construction & Engineering	3,612,427	—	—	3,612,427
Consumer Finance	6,093,579	—	—	6,093,579
Containers & Packaging	4,264,965	—	—	4,264,965
Distributors	174,240	—	—	174,240
Diversified Consumer Services	2,313,428	—	—	2,313,428
Diversified Financial Services	2,872,881	—	—	2,872,881
Diversified Telecommunication Services	5,619,103	—	—	5,619,103
Electric Utilities	19,427,420	—	—	19,427,420
Electrical Equipment	2,858,502	—	—	2,858,502
Electronic Equipment, Instruments & Components	14,858,120	—	—	14,858,120
Energy Equipment & Services	14,385,327	—	—	14,385,327
Food & Staples Retailing	13,965,604	—	—	13,965,604
Food Products	9,757,486	—	—	9,757,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$6,076,212	$—	$—	$6,076,212
Health Care Equipment & Supplies	21,808,582	—	—	21,808,582
Health Care Providers & Services	14,208,474	—	—	14,208,474
Health Care Technology	392,490	—	—	392,490
Hotels, Restaurants & Leisure	11,570,339	—	—	11,570,339
Household Durables	9,240,588	—	—	9,240,588
Independent Power and Renewable Electricity Producers	154,535	—	—	154,535
Information Technology Services	7,494,982	—	—	7,494,982
Insurance	18,730,120	—	—	18,730,120
Internet & Catalog Retail	211,990	—	—	211,990
Internet Software & Services	5,601,986	—	—	5,601,986
Leisure Products	422,324	—	—	422,324
Machinery	21,772,336	—	—	21,772,336
Media	4,540,702	—	—	4,540,702
Metals & Mining	5,449,725	—	—	5,449,725
Multiline Retail	1,053,360	—	—	1,053,360
Multi-Utilities	3,869,485	—	—	3,869,485
Oil, Gas & Consumable Fuels	17,526,816	—	—	17,526,816
Paper & Forest Products	3,795,452	—	—	3,795,452
Personal Products	270,830	—	—	270,830
Pharmaceuticals	1,776,727	—	—	1,776,727
Professional Services	8,779,941	—	—	8,779,941
Real Estate Investment Trusts (REITs)	44,375,473	—	—	44,375,473
Real Estate Management & Development	1,247,008	—	—	1,247,008
Road & Rail	5,927,326	—	—	5,927,326
Semiconductors & Semiconductor Equipment	22,180,316	—	—	22,180,316
Software	8,026,640	—	—	8,026,640
Specialty Retail	13,979,596	—	—	13,979,596
Technology Hardware, Storage & Peripherals	3,218,224	—	—	3,218,224
Textiles, Apparel & Luxury Goods	6,788,756	—	—	6,788,756
Thrifts & Mortgage Finance	14,650,968	—	—	14,650,968
Trading Companies & Distributors	1,787,622	—	—	1,787,622
Water Utilities	643,400	—	—	643,400

Total Common Stocks	$546,594,528	$—	$—	$546,594,528

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Mutual Fund	$12,252,374	$—	$—	$12,252,374
Repurchase Agreements	—	13,765,158	—	13,765,158
U.S. Treasury Note	—	715,782	—	715,782

Total Assets	$558,846,902	$14,480,940	$—	$573,327,842

Liabilities:
Futures Contracts	(149,785)	—	—	(149,785)

Total Liabilities	$(149,785)	$—	$—	$(149,785)

Total	$558,697,117	$14,480,940	$—	$573,178,057

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (‘‘futures contracts’’) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(149,785)

Total		$(149,785)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 94.4%

	Shares	Market Value
AUSTRALIA 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†

Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BERMUDA 1.1%

Insurance 1.1%
Maiden Holdings Ltd.	119,800	1,495,104
PartnerRe Ltd.	21,300	2,204,550
Validus Holdings Ltd.	55,317	2,086,004

		5,785,658

CANADA 1.2%

Energy Equipment & Services 0.4%
Canadian Energy Services & Technology Corp.	2,600	67,257
Pason Systems, Inc.	46,200	1,168,477
ShawCor Ltd.	13,800	574,494

		1,810,228

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)	11,400	252,852

Metals & Mining 0.1%
Alamos Gold, Inc.	50,200	452,804

Oil, Gas & Consumable Fuels 0.0%†
Painted Pony Petroleum Ltd.*	20,000	166,574

Paper & Forest Products 0.1%
Stella-Jones, Inc.	26,700	741,707

Software 0.6%
Computer Modelling Group Ltd.	43,000	1,134,220
Constellation Software, Inc.	7,000	1,696,970

		2,831,190

		6,255,355

CAYMAN ISLANDS 0.2%

Thrifts & Mortgage Finance 0.2%
Home Loan Servicing Solutions Ltd.	52,300	1,129,680

CHINA 0.0%†

Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	3

GREECE 0.3%

Transportation Infrastructure 0.3%
Aegean Marine Petroleum Network, Inc.	155,453	1,532,767

IRELAND 0.8%

Life Sciences Tools & Services 0.7%
ICON PLC*	77,090	3,665,629

Pharmaceuticals 0.1%
Jazz Pharmaceuticals PLC*	4,516	626,279

		4,291,908

ISRAEL 0.7%

Construction Materials 0.4%
Caesarstone Sdot-Yam Ltd.	40,347	2,194,070

Diversified Telecommunication Services 0.3%
magicJack VocalTec Ltd.*(b)	61,800	1,312,014

		3,506,084

LUXEMBOURG 0.3%

Real Estate Management & Development 0.3%
Altisource Portfolio Solutions SA*	13,900	1,691,074

MONACO 0.2%

Oil, Gas & Consumable Fuels 0.2%
Scorpio Tankers, Inc.	127,042	1,266,609

NETHERLANDS 0.7%

Metals & Mining 0.4%
Constellium NV, Class A*	71,237	2,090,806

Software 0.3%
AVG Technologies NV*	82,600	1,731,296

		3,822,102

PUERTO RICO 0.8%

Banks 0.6%
OFG Bancorp	99,500	1,710,405
Popular, Inc.*	51,090	1,583,279

		3,293,684

Health Care Providers & Services 0.2%
Triple-S Management Corp., Class B*	48,600	784,404

		4,078,088

SWITZERLAND 0.7%

Insurance 0.4%
Allied World Assurance Co. Holdings AG	21,000	2,166,990

Technology Hardware, Storage & Peripherals 0.3%
Logitech International SA REG(b)	112,200	1,670,658

		3,837,648

UNITED KINGDOM 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)	94,500	0

UNITED STATES 87.4%

Aerospace & Defense 1.2%
Cubic Corp.	2,400	122,568
Curtiss-Wright Corp.	11,130	707,200
HEICO Corp.	24,020	1,445,043
Hexcel Corp.*	49,688	2,163,416

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.	15,159	$1,550,159

		5,988,386

Air Freight & Logistics 0.4%
Forward Air Corp.	16,700	770,037
Park-Ohio Holdings Corp.*	25,550	1,434,633

		2,204,670

Auto Components 1.3%
Dana Holding Corp.	55,400	1,289,158
Gentex Corp.	15,100	476,103
Goodyear Tire & Rubber Co. (The)	68,800	1,797,744
Stoneridge, Inc.*	112,959	1,268,530
Tower International, Inc.*	77,256	2,102,908

		6,934,443

Banks 9.2%
Ameris Bancorp*	76,733	1,787,879
Bancorp, Inc. (The)*	69,948	1,315,722
Bank of Hawaii Corp.	19,800	1,200,078
Bank of the Ozarks, Inc.	25,000	1,701,500
BankUnited, Inc.	15,000	521,550
Chemical Financial Corp.	47,643	1,546,015
Community Bank System, Inc.	13,900	542,378
CVB Financial Corp.	127,500	2,027,250
Eagle Bancorp, Inc.*	34,650	1,250,865
Financial Institutions, Inc.	68,012	1,565,636
First Connecticut Bancorp, Inc.	40,300	631,098
First Financial Bankshares, Inc.	37,950	2,344,930
First Financial Holdings, Inc.	13,330	834,725
First Merchants Corp.	82,100	1,776,644
First NBC Bank Holding Co.*	50,934	1,775,559
First of Long Island Corp. (The)	13,347	542,022
Flushing Financial Corp.	36,800	775,376
FNB Corp.	38,500	515,900
German American Bancorp, Inc.	29,300	846,477
Hanmi Financial Corp.	66,000	1,537,800
Heartland Financial USA, Inc.	52,900	1,427,771
Home BancShares, Inc.	19,420	668,436
Investors Bancorp, Inc.	63,502	1,755,195
Lakeland Financial Corp.	41,235	1,658,472
National Bank Holdings Corp., Class A	62,630	1,256,984
Pacific Premier Bancorp, Inc.*	109,600	1,768,944
PacWest Bancorp	23,000	989,230
Signature Bank*	18,622	2,338,737
Square 1 Financial, Inc., Class A*	3,020	60,702
State Bank Financial Corp.	60,000	1,061,400
Sterling Bancorp	94,600	1,197,636
Talmer Bancorp, Inc.*	92,090	1,348,198
Tristate Capital Holdings, Inc.*	95,500	1,357,055
ViewPoint Financial Group, Inc.	51,900	1,497,315
WesBanco, Inc.	32,269	1,027,122
Westamerica Bancorporation	8,200	443,456
Western Alliance Bancorp*	93,750	2,306,250

		47,202,307

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	4,700	1,150,231

Biotechnology 1.2%
Cepheid, Inc.*	15,400	794,332
Cubist Pharmaceuticals, Inc.*	16,365	1,197,100
Emergent Biosolutions, Inc.*	42,400	1,071,448
InterMune, Inc.*	19,070	638,273
NPS Pharmaceuticals, Inc.*	28,780	861,385
PDL BioPharma, Inc.	172,700	1,435,137

		5,997,675

Building Products 0.5%
A.O. Smith Corp.	32,010	1,473,100
AAON, Inc.	39,200	1,092,504

		2,565,604

Capital Markets 3.0%
American Capital Ltd.*	114,500	1,807,955
Artisan Partners Asset Management, Inc., Class A	18,420	1,183,485
Cowen Group, Inc., Class A*	351,220	1,548,880
Evercore Partners, Inc., Class A	20,170	1,114,393
Financial Engines, Inc.	21,490	1,091,262
Hercules Technology Growth Capital, Inc.(b)	66,108	930,140
Horizon Technology Finance Corp.(b)	18,916	236,639
Medley Capital Corp.(b)	117,292	1,596,344
Silvercrest Asset Management Group, Inc., Class A	56,777	1,038,451
Solar Capital Ltd.	66,537	1,449,176
TCP Capital Corp.(b)	109,688	1,815,336
TriplePoint Venture Growth BDC Corp.*	104,034	1,689,512

		15,501,573

Chemicals 3.6%
Axiall Corp.	25,700	1,154,444
Balchem Corp.	21,700	1,131,004
Cabot Corp.	26,900	1,588,714
Chemtura Corp.*	43,200	1,092,528
Hawkins, Inc.	8,700	319,638
Innophos Holdings, Inc.	12,400	703,080
Kraton Performance Polymers, Inc.*	56,100	1,466,454
LSB Industries, Inc.*	32,600	1,219,892
Minerals Technologies, Inc.	24,630	1,590,113
NewMarket Corp.	2,000	781,560
OM Group, Inc.	47,620	1,581,936
OMNOVA Solutions, Inc.*	99,353	1,031,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Chemicals (continued)
PolyOne Corp.	40,720	$1,492,795
RPM International, Inc.	30,748	1,286,496
Sensient Technologies Corp.	36,900	2,081,530
Stepan Co.	6,700	432,552

		18,954,020

Commercial Services & Supplies 2.5%
Deluxe Corp.	32,000	1,679,040
Ennis, Inc.	74,895	1,241,010
Healthcare Services Group, Inc.	41,450	1,204,537
Mobile Mini, Inc.	55,450	2,404,311
Performant Financial Corp.*	144,272	1,305,662
Pitney Bowes, Inc.	76,800	1,996,032
Rollins, Inc.	50,175	1,517,292
Team, Inc.*	7,600	325,736
UniFirst Corp.	4,000	439,760
United Stationers, Inc.	24,882	1,021,904

		13,135,284

Communications Equipment 0.8%
EMCORE Corp.*(b)	228,300	1,152,915
NETGEAR, Inc.*	25,200	849,996
Oplink Communications, Inc.*	66,643	1,196,908
Polycom, Inc.*	76,300	1,046,836

		4,246,655

Construction & Engineering 0.7%
EMCOR Group, Inc.	26,300	1,230,577
Orion Marine Group, Inc.*	104,800	1,317,336
Primoris Services Corp.	27,100	812,458
UniTek Global Services, Inc.*	49,693	90,441

		3,450,812

Construction Materials 0.4%
Eagle Materials, Inc.	22,230	1,970,912

Consumer Finance 0.8%
Encore Capital Group, Inc.*	31,760	1,451,432
Portfolio Recovery Associates, Inc.*	27,000	1,562,220
Regional Management Corp.*	43,605	1,075,299

		4,088,951

Containers & Packaging 0.9%
AptarGroup, Inc.	28,000	1,850,800
Berry Plastics Group, Inc.*	41,581	962,600
Rock-Tenn Co., Class A	6,100	643,977
Silgan Holdings, Inc.	21,500	1,064,680

		4,522,057

Distributors 0.8%
Core-Mark Holding Co., Inc.	14,596	1,059,670
Pool Corp.	26,900	1,649,508
VOXX International Corp.*	104,100	1,424,088

		4,133,266

Diversified Consumer Services 0.6%
Corinthian Colleges, Inc.*(b)	229,300	316,434
Grand Canyon Education, Inc.*	12,110	565,537
Hillenbrand, Inc.	45,500	1,471,015
LifeLock, Inc.*	40,190	687,651

		3,040,637

Diversified Financial Services 0.4%
Gain Capital Holdings, Inc.	68,000	735,080
MarketAxess Holdings, Inc.	10,910	646,090
PHH Corp.*	37,100	958,664

		2,339,834

Electric Utilities 1.3%
Empire District Electric Co. (The)	56,000	1,361,920
IDACORP, Inc.	27,700	1,536,519
PNM Resources, Inc.	92,300	2,494,869
Portland General Electric Co.	43,600	1,410,024

		6,803,332

Electrical Equipment 0.4%
Franklin Electric Co., Inc.	8,200	348,664
Generac Holdings, Inc.	25,830	1,523,195
Thermon Group Holdings, Inc.*	15,800	366,244

		2,238,103

Electronic Equipment, Instruments & Components 1. 8%
Badger Meter, Inc.	12,500	688,750
Cognex Corp.*	22,150	749,999
FEI Co.	17,000	1,751,341
Littelfuse, Inc.	4,300	402,652
Methode Electronics, Inc.	33,840	1,037,534
Newport Corp.*	76,500	1,582,020
Rogers Corp.*	5,400	337,068
TTM Technologies, Inc.*	168,700	1,425,515
Zebra Technologies Corp., Class A*	21,547	1,495,577

		9,470,456

Energy Equipment & Services 2.3%
C&J Energy Services, Inc.*	33,479	976,248
CARBO Ceramics, Inc.	12,350	1,704,177
Dril-Quip, Inc.*	6,660	746,586
Key Energy Services, Inc.*	102,700	948,948
Matrix Service Co.*	52,763	1,782,333
Natural Gas Services Group, Inc.*	39,500	1,190,530
Oceaneering International, Inc.	11,100	797,646
Pioneer Energy Services Corp.*	101,548	1,315,047
Tidewater, Inc.	23,665	1,150,592
Willbros Group, Inc.*	105,500	1,331,410

		11,943,517

Food & Staples Retailing 0.3%
Spartan Stores, Inc.	69,283	1,608,058

Food Products 1.1%
B&G Foods, Inc.	17,700	532,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Food Products (continued)
Boulder Brands, Inc.*	59,900	$1,055,438
Flowers Foods, Inc.	31,525	676,211
J&J Snack Foods Corp.	11,983	1,150,009
Lancaster Colony Corp.	14,300	1,421,706
Sanderson Farms, Inc.	12,300	965,427

		5,801,738

Gas Utilities 0.8%
Chesapeake Utilities Corp.	10,500	663,180
Piedmont Natural Gas Co., Inc.	26,964	954,256
South Jersey Industries, Inc.	10,800	605,772
Southwest Gas Corp.	36,447	1,948,092

		4,171,300

Health Care Equipment & Supplies 3.7%
Abaxis, Inc.*	17,200	668,736
Cantel Medical Corp.	7,560	254,923
Cardiovascular Systems, Inc.*	15,530	493,699
Cyberonics, Inc.*	14,560	950,040
DexCom, Inc.*	44,004	1,820,005
Globus Medical, Inc., Class A*	35,390	941,020
Haemonetics Corp.*	37,700	1,228,643
IDEXX Laboratories, Inc.*	3,004	364,686
Insulet Corp.*	42,180	2,000,176
Meridian Bioscience, Inc.	56,700	1,235,493
PhotoMedex, Inc.*(b)	92,500	1,464,275
Sirona Dental Systems, Inc.*	12,338	921,278
Spectranetics Corp.*	41,750	1,265,443
Symmetry Medical, Inc.*	146,500	1,473,790
West Pharmaceutical Services, Inc.	77,960	3,434,138
ZELTIQ Aesthetics, Inc.*	34,320	673,015

		19,189,360

Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	32,770	1,478,582
Amsurg Corp.*	12,748	600,176
Centene Corp.*	33,940	2,112,765
Ensign Group, Inc. (The)	21,500	938,260
ExamWorks Group, Inc.*	38,530	1,348,935
MWI Veterinary Supply, Inc.*	22,190	3,453,208
Providence Service Corp. (The)*	45,200	1,278,256
Team Health Holdings, Inc.*	31,110	1,392,173

		12,602,355

Health Care Technology 0.3%
HealthStream, Inc.*	21,380	570,846
Medidata Solutions, Inc.*	14,720	799,885

		1,370,731

Hotels, Restaurants & Leisure 2.7%
Bally Technologies, Inc.*	22,100	1,464,567
Brinker International, Inc.	24,000	1,258,800
Buffalo Wild Wings, Inc.*	14,020	2,087,578
Cheesecake Factory, Inc. (The)	14,800	704,924
Chuy’s Holdings, Inc.*	23,290	1,004,731
Cracker Barrel Old Country Store, Inc.	6,150	598,026
Fiesta Restaurant Group, Inc.*	29,970	1,366,332
Intrawest Resorts Holdings, Inc.*	60,450	788,268
Marriott Vacations Worldwide Corp.*	29,214	1,633,355
Multimedia Games Holding Co., Inc.*	15,380	446,635
Papa John’s International, Inc.	16,600	865,026
Red Robin Gourmet Burgers, Inc.*	18,640	1,336,115
Texas Roadhouse, Inc.	23,900	623,312

		14,177,669

Household Durables 0.7%
Installed Building Products, Inc.*	70,745	986,893
La-Z-Boy, Inc.	31,910	864,761
Newell Rubbermaid, Inc.	33,064	988,614
UCP, Inc., Class A*	59,538	896,642

		3,736,910

Household Products 0.2%
Church & Dwight Co., Inc.	16,500	1,139,655

Industrial Conglomerates 0.2%
Raven Industries, Inc.	29,574	968,549

Information Technology Services 1.8%
Acxiom Corp.*	24,060	827,544
BancTec, Inc.*(c)	36,134	81,302
Convergys Corp.	64,100	1,404,431
Datalink Corp.*	101,611	1,415,441
Global Cash Access Holdings, Inc.*	183,400	1,258,124
iGATE Corp.*	8,080	254,843
Jack Henry & Associates, Inc.	12,400	691,424
MAXIMUS, Inc.	23,350	1,047,481
Sapient Corp.*	49,900	851,294
Unisys Corp.*	50,500	1,538,230

		9,370,114

Insurance 2.1%
American Financial Group, Inc.	32,014	1,847,528
AMERISAFE, Inc.	31,100	1,365,601
Hanover Insurance Group, Inc. (The)	29,700	1,824,768
Health Insurance Innovations, Inc., Class A*	71,773	742,133
Infinity Property & Casualty Corp.	5,300	358,439
Reinsurance Group of America, Inc.	19,634	1,563,455
RLI Corp.	17,800	787,472
Safety Insurance Group, Inc.	10,800	581,580
StanCorp Financial Group, Inc.	30,100	2,010,680

		11,081,656

Internet & Catalog Retail 0.2%
Coupons.com, Inc.*	4,840	119,306
RetailMeNot, Inc.*	17,050	545,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Internet & Catalog Retail (continued)
zulily, Inc., Class A*(b)	6,640	$333,262

		998,168

Internet Software & Services 3.5%
Benefitfocus, Inc.*	6,260	294,032
ChannelAdvisor Corp.*	29,920	1,129,181
Cornerstone OnDemand, Inc.*	46,145	2,208,961
CoStar Group, Inc.*	13,100	2,446,294
Demandware, Inc.*	16,730	1,071,724
Envestnet, Inc.*	23,210	932,578
j2 Global, Inc.	8,400	420,420
Pandora Media, Inc.*	37,430	1,134,878
Perficient, Inc.*	66,400	1,203,168
Q2 Holdings, Inc.*(b)	6,340	98,460
Shutterstock, Inc.*	20,610	1,496,492
SPS Commerce, Inc.*	15,260	937,727
Web.com Group, Inc.*	106,989	3,640,836
Yelp, Inc.*	13,210	1,016,245

		18,030,996

Leisure Products 0.3%
Polaris Industries, Inc.	11,400	1,592,694

Life Sciences Tools & Services 0.2%
Fluidigm Corp.*	16,050	707,323
PAREXEL International Corp.*	9,688	524,024

		1,231,347

Machinery 3.7%
Chart Industries, Inc.*	5,300	421,615
CLARCOR, Inc.	34,700	1,990,045
Gorman-Rupp Co. (The)	15,550	494,335
Graco, Inc.	6,200	463,388
Lincoln Electric Holdings, Inc.	4,500	324,045
Lindsay Corp.	7,700	678,986
Middleby Corp. (The)*	14,430	3,812,550
Navistar International Corp.*	25,714	870,933
Nordson Corp.	15,982	1,126,571
Proto Labs, Inc.*	17,990	1,217,383
RBC Bearings, Inc.*	3,800	242,060
Tennant Co.	9,755	640,123
Toro Co. (The)	18,122	1,145,129
TriMas Corp.*	5,887	195,448
Valmont Industries, Inc.	8,100	1,205,604
Wabtec Corp.	56,526	4,380,765

		19,208,980

Media 1.2%
LIN Media LLC, Class A*	15,200	402,800
Lions Gate Entertainment Corp.(b)	43,090	1,151,796
Madison Square Garden Co. (The), Class A*	17,100	970,938
MDC Partners, Inc., Class A	81,840	1,867,589
Media General, Inc.*	14,000	257,180
Nexstar Broadcasting Group, Inc., Class A	23,000	862,960
World Wrestling Entertainment, Inc., Class A(b)	19,000	548,720

		6,061,983

Metals & Mining 1.3%
AK Steel Holding Corp.*	169,400	1,223,068
Carpenter Technology Corp.	14,420	952,297
Century Aluminum Co.*	105,200	1,389,692
Compass Minerals International, Inc.	20,500	1,691,660
Globe Specialty Metals, Inc.	83,900	1,746,798

		7,003,515

Multi-Utilities 0.3%
Avista Corp.	41,447	1,270,351
NorthWestern Corp.	7,600	360,468

		1,630,819

Oil, Gas & Consumable Fuels 3.3%
Athlon Energy, Inc.*	25,790	914,256
Bill Barrett Corp.*	42,800	1,095,680
Bonanza Creek Energy, Inc.*	13,400	594,960
Diamondback Energy, Inc.*	24,610	1,656,499
Energen Corp.	23,998	1,939,278
EP Energy Corp., Class A*(b)	32,900	643,853
Evolution Petroleum Corp.	9,000	114,570
Gulfport Energy Corp.*	38,900	2,768,902
Kodiak Oil & Gas Corp.*	142,300	1,727,522
Laredo Petroleum, Inc.*	15,300	395,658
Midstates Petroleum Co., Inc.*(b)	174,200	933,712
Oasis Petroleum, Inc.*	26,590	1,109,601
SM Energy Co.	20,315	1,448,256
Stone Energy Corp.*	39,400	1,653,618

		16,996,365

Paper & Forest Products 0.2%
KapStone Paper and Packaging Corp.*	39,460	1,138,026

Pharmaceuticals 1.0%
Akorn, Inc.*	48,110	1,058,420
Medicines Co. (The)*	31,100	883,862
Pacira Pharmaceuticals, Inc.*	13,030	911,970
Questcor Pharmaceuticals, Inc.(b)	17,500	1,136,275
Sucampo Pharmaceuticals, Inc., Class A*	154,200	1,102,530

		5,093,057

Professional Services 1.9%
Exponent, Inc.	23,700	1,778,921
Huron Consulting Group, Inc.*	17,920	1,135,770
Kforce, Inc.	74,800	1,594,736
Mistras Group, Inc.*	60,200	1,370,754

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Professional Services (continued)
On Assignment, Inc.*	68,950	$2,660,780
Paylocity Holding Corp.*	2,670	64,214
WageWorks, Inc.*	19,250	1,080,118

		9,685,293

Real Estate Investment Trusts (REITs) 3.5%
American Assets Trust, Inc.	32,972	1,112,475
Campus Crest Communities, Inc.	83,405	723,955
Cherry Hill Mortgage Investment Corp.	62,324	1,168,575
Colony Financial, Inc.	62,657	1,375,321
Education Realty Trust, Inc.	88,243	870,958
EPR Properties	22,500	1,201,275
Gaming and Leisure Properties, Inc.	32,185	1,173,465
Healthcare Trust of America, Inc., Class A	71,400	813,246
iStar Financial, Inc.*	129,400	1,909,945
MFA Financial, Inc.	135,917	1,053,357
One Liberty Properties, Inc.	37,270	794,596
Piedmont Office Realty Trust, Inc., Class A	43,900	752,885
QTS Realty Trust, Inc., Class A	26,915	675,297
RAIT Financial Trust	163,400	1,387,266
Summit Hotel Properties, Inc.	223,712	2,076,048
Two Harbors Investment Corp.	115,100	1,179,775

		18,268,439

Real Estate Management & Development 0.8%
Altisource Asset Management Corp.*	1,360	1,461,524
Forestar Group, Inc.*	32,969	586,848
Howard Hughes Corp. (The)*	6,000	856,260
RE/MAX Holdings, Inc., Class A*	47,631	1,373,202

		4,277,834

Road & Rail 1.0%
Genesee & Wyoming, Inc., Class A*	16,820	1,636,922
Quality Distribution, Inc.*	141,548	1,838,709
Ryder System, Inc.	18,500	1,478,520

		4,954,151

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	58,600	1,435,700
FormFactor, Inc.*	209,600	1,339,344
GT Advanced Technologies, Inc.*	127,975	2,181,974
Hittite Microwave Corp.	20,800	1,311,232
Integrated Silicon Solution, Inc.*	87,300	1,357,515
Mattson Technology, Inc.*	483,443	1,121,588
Monolithic Power Systems, Inc.*	52,150	2,021,856
Pericom Semiconductor Corp.*	95,500	747,765
Photronics, Inc.*	131,800	1,124,254
Power Integrations, Inc.	16,700	1,098,526
RF Micro Devices, Inc.*	279,800	2,204,823
Silicon Image, Inc.*	217,600	1,501,440
Spansion, Inc., Class A*	81,800	1,424,956

		18,870,973

Software 5.5%
A10 Networks, Inc.*(b)	14,070	211,613
Advent Software, Inc.	18,500	543,160
Aspen Technology, Inc.*	51,980	2,201,873
CommVault Systems, Inc.*	14,749	957,948
FactSet Research Systems, Inc.	4,500	485,145
Guidewire Software, Inc.*	51,330	2,517,736
Imperva, Inc.*	27,096	1,509,247
Infoblox, Inc.*	37,890	760,073
Interactive Intelligence Group, Inc.*	22,220	1,610,950
Manhattan Associates, Inc.*	49,600	1,737,488
Mentor Graphics Corp.	76,700	1,688,934
MICROS Systems, Inc.*	23,040	1,219,507
Monotype Imaging Holdings, Inc.	22,900	690,206
Proofpoint, Inc.*	31,670	1,174,324
ServiceNow, Inc.*	17,350	1,039,612
Solera Holdings, Inc.	22,600	1,431,484
Splunk, Inc.*	15,080	1,078,069
Tableau Software, Inc., Class A*	17,490	1,330,639
TiVo, Inc.*	94,400	1,248,912
Tyler Technologies, Inc.*	28,470	2,382,369
Ultimate Software Group, Inc. (The)*	16,830	2,305,710

		28,124,999

Specialty Retail 1.5%
Ascena Retail Group, Inc.*	62,200	1,074,816
Big 5 Sporting Goods Corp.	77,600	1,245,480
Express, Inc.*	43,900	697,132
Hibbett Sports, Inc.*	20,800	1,099,904
Lithia Motors, Inc., Class A	11,310	751,663
Pep Boys-Manny, Moe & Jack (The)*	70,300	894,216
Sally Beauty Holdings, Inc.*	39,500	1,082,300
Tractor Supply Co.	10,700	755,741
Wet Seal, Inc. (The), Class A*(b)	233,100	307,692

		7,908,944

Technology Hardware, Storage & Peripherals 0.3%
Electronics For Imaging, Inc.*	1,200	51,972
Stratasys Ltd.*	15,360	1,629,542

		1,681,514

Textiles, Apparel & Luxury Goods 0.4%
Skechers U.S.A., Inc., Class A*	47,300	1,728,342
Wolverine World Wide, Inc.	21,000	599,550

		2,327,892

Thrifts & Mortgage Finance 1.6%
Banc of California, Inc.	51,200	628,224
EverBank Financial Corp.	63,420	1,251,277
Meta Financial Group, Inc.	32,700	1,466,595
Ocwen Financial Corp.*	20,800	814,944
Provident Financial Services, Inc.	93,700	1,721,269
Rockville Financial, Inc.(b)	105,500	1,433,745
United Financial Bancorp, Inc.	52,064	957,457

		8,273,511

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	21,700	1,046,808
Beacon Roofing Supply, Inc.*	16,700	645,622
H&E Equipment Services, Inc.*	67,020	2,710,959
Rush Enterprises, Inc., Class A*	49,000	1,591,520
Stock Building Supply Holdings, Inc.*	68,265	1,387,145

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Trading Companies & Distributors (continued)
Watsco, Inc.	6,700	$669,397

		8,051,451

		454,511,771

Total Common Stocks (cost $373,334,983)		491,708,747

Preferred Stocks 0.0%†

UNITED STATES 0.0%†

Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1*(a)	19,276	56,864
Glam Media, Inc., Escrow ADR, Series M-1*(a)	2,754	4,682

		61,546

Total Preferred Stocks (cost $109,333)		61,546

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†

Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/14(a)	$42,256	37,355
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/14(a)	1,544	705

Total Corporate Bonds (cost $43,259)		38,060

Mutual Fund 5.3%

	Shares	Market Value
Money Market Fund 5.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(d)	27,479,611	27,479,611

Total Mutual Fund (cost $27,479,611)		27,479,611

Repurchase Agreements 2.6%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14, repurchase price $7,346,358, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $7,493,270.(e)	$7,346,342	7,346,342
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $6,000,008, collateralized by U.S. Government Agency Securities, ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $6,120,072.(e)	6,000,000	6,000,000

Total Repurchase Agreements (cost $13,346,342)		13,346,342

Total Investments (cost $414,313,528) (f) — 102.3%		532,634,306
Liabilities in excess of other assets — (2.3)%		(11,905,811)

NET ASSETS — 100.0%		$520,728,495

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $13,165,421.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $81,302 which represents 0.02% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2014.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $13,346,342.
(f)	At March 31, 2014, the tax basis cost of the Fund’s investments was $416,209,948, tax unrealized appreciation and depreciation were $125,585,254 and $(9,160,896), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,988,386	$—	$—	$5,988,386
Air Freight & Logistics	2,204,670	—	—	2,204,670
Auto Components	6,934,443	—	—	6,934,443
Banks	50,495,991	—	—	50,495,991
Beverages	1,150,231	—	—	1,150,231
Biotechnology	5,997,675	—	—	5,997,675
Building Products	2,565,604	—	—	2,565,604
Capital Markets	15,501,573	—	—	15,501,573
Chemicals	18,954,020	—	—	18,954,020
Commercial Services & Supplies	13,135,284	—	—	13,135,284
Communications Equipment	4,246,655	—	—	4,246,655
Construction & Engineering	3,450,812	—	—	3,450,812
Construction Materials	4,164,982	—	—	4,164,982
Consumer Finance	4,088,951	—	—	4,088,951
Containers & Packaging	4,522,057	—	—	4,522,057
Distributors	4,133,266	—	—	4,133,266
Diversified Consumer Services	3,040,637	—	—	3,040,637
Diversified Financial Services	2,339,834	—	—	2,339,834
Diversified Telecommunication Services	1,312,014	—	—	1,312,014
Electric Utilities	6,803,332	—	—	6,803,332
Electrical Equipment	2,238,103	—	—	2,238,103

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$9,470,456	$—	$—	$9,470,456
Energy Equipment & Services	12,585,268	1,168,477	—	13,753,745
Food & Staples Retailing	1,608,058	252,852	—	1,860,910
Food Products	5,801,738	—	—	5,801,738
Gas Utilities	4,171,300	—	—	4,171,300
Health Care Equipment & Supplies	19,189,360	—	—	19,189,360
Health Care Providers & Services	13,386,759	—	—	13,386,759
Health Care Technology	1,370,731	—	—	1,370,731
Hotels, Restaurants & Leisure	14,177,669	—	—	14,177,669
Household Durables	3,736,910	—	—	3,736,910
Household Products	1,139,655	—	—	1,139,655
Industrial Conglomerates	968,549	—	—	968,549
Information Technology Services	9,288,812	81,302	—	9,370,114
Insurance	19,034,304	—	—	19,034,304
Internet & Catalog Retail	998,168	—	—	998,168
Internet Software & Services	18,030,996	3	—	18,030,999
Leisure Products	1,592,694	—	—	1,592,694
Life Sciences Tools & Services	4,896,976	—	—	4,896,976
Machinery	19,208,980	—	—	19,208,980
Media	6,061,983	—	—	6,061,983
Metals & Mining	9,547,125	—	—	9,547,125
Multi-Utilities	1,630,819	—	—	1,630,819
Oil, Gas & Consumable Fuels	18,429,548	—	—	18,429,548
Paper & Forest Products	1,879,733	—	—	1,879,733
Pharmaceuticals	5,719,336	—	—	5,719,336
Professional Services	9,685,293	—	—	9,685,293
Real Estate Investment Trusts (REITs)	18,268,439	—	—	18,268,439
Real Estate Management & Development	5,968,908	—	—	5,968,908
Road & Rail	4,954,151	—	—	4,954,151
Semiconductors & Semiconductor Equipment	18,870,973	—	—	18,870,973
Software	29,856,295	2,831,190	—	32,687,485
Specialty Retail	7,908,944	—	—	7,908,944
Technology Hardware, Storage & Peripherals	3,352,172	—	—	3,352,172
Textiles, Apparel & Luxury Goods	2,327,892	—	—	2,327,892
Thrifts & Mortgage Finance	9,403,191	—	—	9,403,191
Trading Companies & Distributors	8,051,451	—	—	8,051,451
Transportation Infrastructure	1,532,767	—	—	1,532,767

Total Common Stocks	$487,374,923	$4,333,824	$—	$491,708,747

Corporate Bonds		—	38,060	38,060
Mutual Fund	27,479,611	—	—	27,479,611
Preferred Stocks	—	—	61,546	61,546
Repurchase Agreements	—	13,346,342	—	13,346,342

Total	$514,854,534	$17,680,166	$99,606	$532,634,306

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/13	$—	$61,546	$38,060	$99,606
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—	—
Purchases*	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 03/31/14	$—	$61,546	$38,060	$99,606

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.9%

	Shares	Market Value
Aerospace & Defense 4.1%
Boeing Co. (The)	156,825	$19,679,969
Lockheed Martin Corp.	57,235	9,343,042
Spirit AeroSystems Holdings, Inc., Class A*	90,200	2,542,738

		31,565,749

Auto Components 0.8%
Delphi Automotive PLC	93,200	6,324,552

Automobiles 0.5%
Ford Motor Co.	240,270	3,748,212

Banks 6.0%
Citigroup, Inc.	81,240	3,867,024
Regions Financial Corp.	683,545	7,594,185
Wells Fargo & Co.	697,730	34,705,090

		46,166,299

Beverages 2.8%
Coca-Cola Co. (The)	547,470	21,165,190

Biotechnology 1.9%
Biogen Idec, Inc.*	23,860	7,298,058
Celgene Corp.*	18,350	2,561,660
Pharmacyclics, Inc.*	46,535	4,663,738

		14,523,456

Building Products 0.4%
Allegion PLC	55,350	2,887,610

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The)	43,610	7,145,499

Chemicals 5.5%
Monsanto Co.	58,425	6,647,012
PPG Industries, Inc.	80,150	15,505,819
Rockwood Holdings, Inc.	64,100	4,769,040
Westlake Chemical Corp.	233,400	15,446,412

		42,368,283

Commercial Services & Supplies 0.5%
Tyco International Ltd.	81,240	3,444,576

Communications Equipment 3.7%
Cisco Systems, Inc.	340,035	7,620,184
QUALCOMM, Inc.	265,425	20,931,416

		28,551,600

Consumer Finance 1.3%
Discover Financial Services	164,860	9,593,203

Diversified Consumer Services 1.1%
H&R Block, Inc.	99,300	2,997,867
Service Corp. International	285,875	5,683,195

		8,681,062

Diversified Financial Services 1.2%
JPMorgan Chase & Co.	150,500	9,136,855

Electric Utilities 0.5%
OGE Energy Corp.	92,300	3,392,948

Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	75,520	8,465,792
Oceaneering International, Inc.	22,500	1,616,850

		10,082,642

Food & Staples Retailing 0.3%
CVS Caremark Corp.	30,750	2,301,945

Health Care Equipment & Supplies 2.4%
Abbott Laboratories(a)	472,855	18,209,646

Health Care Providers & Services 3.3%
Aetna, Inc.	105,840	7,934,825
McKesson Corp.	76,280	13,468,759
VCA Antech, Inc.*	130,100	4,193,123

		25,596,707

Hotels, Restaurants & Leisure 2.7%
Las Vegas Sands Corp.	53,100	4,289,418
McDonald’s Corp.	73,305	7,186,089
Starbucks Corp.	68,740	5,044,141
Starwood Hotels & Resorts Worldwide, Inc.	48,805	3,884,878

		20,404,526

Household Products 3.1%
Procter & Gamble Co. (The)	294,210	23,713,326

Independent Power and Renewable Electricity Producers 0.6%
Calpine Corp.*	224,180	4,687,604

Industrial Conglomerates 2.5%
General Electric Co.	735,620	19,045,202

Information Technology Services 4.4%
Amdocs Ltd.	188,665	8,765,376
Computer Sciences Corp.	129,350	7,867,067
FleetCor Technologies, Inc.*	31,400	3,614,140
Xerox Corp.	1,157,595	13,080,823

		33,327,406

Insurance 4.6%
Allstate Corp. (The)	72,215	4,085,925
Aspen Insurance Holdings Ltd.	159,800	6,344,060
HCC Insurance Holdings, Inc.	40,965	1,863,498

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
PartnerRe Ltd.	71,400	$7,389,900
Travelers Cos., Inc. (The)	179,115	15,242,686

		34,926,069

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	10,315	3,471,204
Liberty Ventures, Series A*	15,400	2,007,082

		5,478,286

Internet Software & Services 1.9%
eBay, Inc.*	104,625	5,779,485
Google, Inc., Class A*	8,035	8,955,088

		14,734,573

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	46,400	2,594,688

Machinery 0.7%
Graco, Inc.	50,000	3,737,000
ITT Corp.	45,500	1,945,580

		5,682,580

Media 2.0%
Liberty Media Corp., Series A*	31,880	4,167,672
Madison Square Garden Co. (The), Class A*	32,600	1,851,028
Time Warner, Inc.	101,870	6,655,167
Viacom, Inc., Class B	34,025	2,891,785

		15,565,652

Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	53,765	4,557,122
Cabot Oil & Gas Corp.	221,005	7,487,650
Chevron Corp.	187,775	22,328,325
EOG Resources, Inc.	49,200	9,651,564
Occidental Petroleum Corp.	91,260	8,696,165
Phillips 66	109,905	8,469,279
Valero Energy Corp.	150,500	7,991,550

		69,181,655

Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	15,000	1,242,750

Pharmaceuticals 7.0%
AbbVie, Inc.	135,100	6,944,140
Allergan, Inc.	85,900	10,660,190
Johnson & Johnson	137,270	13,484,032
Pfizer, Inc.	705,465	22,659,536

		53,747,898

Real Estate Investment Trusts (REITs) 1.8%
Boston Properties, Inc.	31,300	3,584,789
Equity Lifestyle Properties, Inc.	55,350	2,249,978
Prologis, Inc.	191,740	7,828,744

		13,663,511

Road & Rail 4.4%
AMERCO	12,600	2,924,712
Old Dominion Freight Line, Inc.*(a)	80,200	4,550,548
Union Pacific Corp.	139,070	26,097,876

		33,573,136

Software 5.7%
Activision Blizzard, Inc.	230,130	4,703,857
Adobe Systems, Inc.*	100,780	6,625,277
CA, Inc.	171,705	5,317,704
Compuware Corp.	493,800	5,184,900
Microsoft Corp.	401,040	16,438,630
Oracle Corp.	128,655	5,263,276

		43,533,644

Specialty Retail 2.7%
Home Depot, Inc. (The)	128,060	10,133,388
Lowe’s Cos., Inc.	112,190	5,486,091
Signet Jewelers Ltd.	47,810	5,061,166

		20,680,645

Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	35,010	18,791,267
Hewlett-Packard Co.	115,100	3,724,636

		22,515,903

Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	27,475	2,029,304
Ralph Lauren Corp.	11,900	1,915,067

		3,944,371

Tobacco 2.1%
Philip Morris International, Inc.	193,330	15,827,927

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	183,905	4,820,150

Total Common Stocks (cost $653,203,749)		757,777,536

Mutual Fund 1.1%

	Shares	Market Value
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	8,383,769	8,383,769

Total Mutual Fund (cost $8,383,769)		8,383,769

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

Repurchase Agreement 0.0%†

	Principal Amount	Market Value
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14, repurchase price $362,576, collateralized by U.S. Government Agency Securities ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $369,829.(c)	$362,575	$362,575

Total Repurchase Agreement (cost $362,575)		362,575

Total Investments (cost $661,950,093) (d) — 100.0%		766,523,880
Liabilities in excess of other assets — 0.0%†		(320,288)

NET ASSETS — 100.0%		$766,203,592

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $358,919.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $362,575.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $664,082,615, tax unrealized appreciation and depreciation were $108,239,569 and $(5,798,304), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
96	E-mini S&P 500	06/20/14	$8,950,080	$30,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$757,777,536	$—	$—	$757,777,536
Futures Contracts	30,430	—	—	30,430
Mutual Fund	8,383,769	—	—	8,383,769
Repurchase Agreement	—	362,575	—	362,575

Total	$766,191,735	$362,575	$—	$766,554,310

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$30,430

Total		$30,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.1%

	Shares	Market Value
Commercial Services & Supplies 5.0%
Iron Mountain, Inc.	527,400	$14,540,418

Hotels, Restaurants & Leisure 3.2%
Hyatt Hotels Corp., Class A*	177,509	9,551,759

Real Estate Investment Trusts (REITs) 90.9%
AvalonBay Communities, Inc.	136,700	17,951,444
Brixmor Property Group, Inc.	267,600	5,707,908
Camden Property Trust	118,400	7,973,056
CBL & Associates Properties, Inc.	846,303	15,021,878
Chesapeake Lodging Trust	112,504	2,894,728
Corporate Office Properties Trust	227,474	6,059,907
DCT Industrial Trust, Inc.	1,104,300	8,701,884
DDR Corp.	347,230	5,722,350
Douglas Emmett, Inc.	373,878	10,147,049
DuPont Fabros Technology, Inc.	354,100	8,523,187
Equity Residential	294,525	17,079,505
Essex Property Trust, Inc.	34,000	5,781,700
HCP, Inc.	349,500	13,557,105
Highwoods Properties, Inc.	373,100	14,330,771
Host Hotels & Resorts, Inc.	436,300	8,830,712
Liberty Property Trust	388,500	14,358,960
Mack-Cali Realty Corp.	56,100	1,166,319
Mid-America Apartment Communities, Inc.	172,700	11,790,229
Simon Property Group, Inc.	191,100	31,340,400
SL Green Realty Corp.	89,700	9,025,614
Ventas, Inc.	290,900	17,619,813
Vornado Realty Trust	131,862	12,996,319
Weyerhaeuser Co.	659,000	19,341,650

		265,922,488

Total Common Stocks (cost $268,124,291)		290,014,665

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(a)	1,937,715	1,937,715

Total Mutual Fund (cost $1,937,715)		1,937,715

Total Investments (cost $270,062,006) (b) — 99.8%		291,952,380
Other assets in excess of liabilities — 0.2%		680,167

NET ASSETS — 100.0%		$292,632,547

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2014.
(b)	At March 31, 2014, the tax basis cost of the Fund’s investments was $271,784,786, tax unrealized appreciation and depreciation were $26,095,972 and $(5,928,378), respectively.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At March 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 2.8%
Boeing Co. (The)	125,827	$15,790,030
General Dynamics Corp.	59,825	6,516,139
Honeywell International, Inc.	144,237	13,379,424
L-3 Communications Holdings, Inc.	15,805	1,867,361
Lockheed Martin Corp.	49,663	8,106,988
Northrop Grumman Corp.	39,882	4,920,641
Precision Castparts Corp.	26,712	6,751,725
Raytheon Co.	57,871	5,717,076
Rockwell Collins, Inc.	24,863	1,980,835
Textron, Inc.	51,940	2,040,723
United Technologies Corp.	154,888	18,097,114

		85,168,056

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	27,338	1,432,238
Expeditors International of Washington, Inc.	37,128	1,471,383
FedEx Corp.	51,107	6,774,744
United Parcel Service, Inc., Class B	130,743	12,731,753

		22,410,118

Airlines 0.3%
Delta Air Lines, Inc.	156,292	5,415,518
Southwest Airlines Co.	129,091	3,047,838

		8,463,356

Auto Components 0.4%
BorgWarner, Inc.	41,935	2,577,744
Delphi Automotive PLC	51,301	3,481,286
Goodyear Tire & Rubber Co. (The)	45,606	1,191,685
Johnson Controls, Inc.	122,184	5,781,747

		13,032,462

Automobiles 0.7%
Ford Motor Co.	725,431	11,316,724
General Motors Co.	239,783	8,253,331
Harley-Davidson, Inc.	40,507	2,698,171

		22,268,226

Banks 3.8%
BB&T Corp.	130,747	5,252,107
Citigroup, Inc.	558,562	26,587,551
Comerica, Inc.	33,506	1,735,611
Fifth Third Bancorp	156,694	3,596,127
Huntington Bancshares, Inc.	153,384	1,529,239
KeyCorp	163,191	2,323,840
M&T Bank Corp.(a)	24,096	2,922,845
PNC Financial Services Group, Inc. (The)	98,234	8,546,358
Regions Financial Corp.	261,035	2,900,099
SunTrust Banks, Inc.	98,447	3,917,206
U.S. Bancorp	335,249	14,368,772
Wells Fargo & Co.	880,826	43,812,285
Zions Bancorporation	33,891	1,049,943

		118,541,983

Beverages 2.1%
Beam, Inc.	30,423	2,534,236
Brown-Forman Corp., Class B	29,807	2,673,390
Coca-Cola Co. (The)	697,006	26,946,252
Coca-Cola Enterprises, Inc.	43,749	2,089,452
Constellation Brands, Inc., Class A*	30,755	2,613,252
Dr Pepper Snapple Group, Inc.	36,317	1,977,824
Molson Coors Brewing Co., Class B	29,091	1,712,296
Monster Beverage Corp.*	24,939	1,732,014
PepsiCo, Inc.	280,089	23,387,431

		65,666,147

Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	36,387	5,535,554
Amgen, Inc.	138,882	17,129,706
Biogen Idec, Inc.*	43,484	13,300,451
Celgene Corp.*	74,701	10,428,260
Gilead Sciences, Inc.*	282,962	20,050,687
Regeneron Pharmaceuticals, Inc.*	14,484	4,349,256
Vertex Pharmaceuticals, Inc.*	43,359	3,066,348

		73,860,262

Building Products 0.1%
Allegion PLC	16,519	861,796
Masco Corp.	65,227	1,448,692

		2,310,488

Capital Markets 2.2%
Ameriprise Financial, Inc.	35,126	3,866,319
Bank of New York Mellon Corp. (The)	208,845	7,370,140
BlackRock, Inc.	23,116	7,269,519
Charles Schwab Corp. (The)	214,954	5,874,693
E*TRADE Financial Corp.*	52,985	1,219,715
Franklin Resources, Inc.	74,254	4,023,082
Goldman Sachs Group, Inc. (The)	77,452	12,690,510
Invesco Ltd.	79,722	2,949,714
Legg Mason, Inc.	19,443	953,485
Morgan Stanley	258,010	8,042,172
Northern Trust Corp.	41,154	2,698,056
State Street Corp.	79,425	5,524,009
T. Rowe Price Group, Inc.	48,198	3,969,105

		66,450,519

Chemicals 2.6%
Air Products & Chemicals, Inc.	38,931	4,634,346
Airgas, Inc.	12,231	1,302,724
CF Industries Holdings, Inc.	10,209	2,660,874
Dow Chemical Co. (The)	223,641	10,866,716
E.I. du Pont de Nemours & Co.	170,522	11,442,026
Eastman Chemical Co.	28,020	2,415,604
Ecolab, Inc.	49,794	5,377,254
FMC Corp.	24,415	1,869,212

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
International Flavors & Fragrances, Inc.	14,953	$1,430,554
LyondellBasell Industries NV, Class A	79,445	7,065,838
Monsanto Co.	96,547	10,984,152
Mosaic Co. (The)	62,542	3,127,100
PPG Industries, Inc.	25,488	4,930,909
Praxair, Inc.	54,072	7,081,810
Sherwin-Williams Co. (The)	15,690	3,092,970
Sigma-Aldrich Corp.	21,907	2,045,676

		80,327,765

Commercial Services & Supplies 0.5%
ADT Corp. (The)(a)	33,770	1,011,411
Cintas Corp.	18,446	1,099,566
Iron Mountain, Inc.	31,196	860,074
Pitney Bowes, Inc.	37,310	969,687
Republic Services, Inc.	49,913	1,705,028
Stericycle, Inc.*	15,697	1,783,493
Tyco International Ltd.	84,711	3,591,746
Waste Management, Inc.	79,410	3,340,779

		14,361,784

Communications Equipment 1.7%
Cisco Systems, Inc.	947,691	21,237,755
F5 Networks, Inc.*	13,891	1,481,197
Harris Corp.	19,674	1,439,350
Juniper Networks, Inc.*	92,153	2,373,861
Motorola Solutions, Inc.	41,585	2,673,500
QUALCOMM, Inc.	311,076	24,531,454

		53,737,117

Construction & Engineering 0.2%
Fluor Corp.	29,516	2,294,279
Jacobs Engineering Group, Inc.*	24,252	1,540,002
Quanta Services, Inc.*	40,027	1,476,996

		5,311,277

Construction Materials 0.1%
Vulcan Materials Co.	24,068	1,599,319

Consumer Finance 1.0%
American Express Co.	168,119	15,135,754
Capital One Financial Corp.	105,394	8,132,201
Discover Financial Services	86,650	5,042,163
SLM Corp.	78,919	1,931,937

		30,242,055

Containers & Packaging 0.2%
Avery Dennison Corp.	17,696	896,656
Ball Corp.	25,879	1,418,428
Bemis Co., Inc.	18,734	735,122
MeadWestvaco Corp.	32,045	1,206,174
Owens-Illinois, Inc.*	30,423	1,029,210
Sealed Air Corp.	36,149	1,188,218

		6,473,808

Distributors 0.1%
Genuine Parts Co.	28,239	2,452,557

Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	806	567,223
H&R Block, Inc.	50,479	1,523,961

		2,091,184

Diversified Financial Services 4.4%
Bank of America Corp.	1,944,189	33,440,051
Berkshire Hathaway, Inc., Class B*	331,153	41,384,191
CME Group, Inc.	58,035	4,295,170
IntercontinentalExchange Group, Inc.	21,153	4,184,698
JPMorgan Chase & Co.	696,603	42,290,768
Leucadia National Corp.	57,521	1,610,588
McGraw Hill Financial, Inc.	49,839	3,802,716
Moody’s Corp.	34,678	2,750,659
NASDAQ OMX Group, Inc. (The)	21,645	799,566

		134,558,407

Diversified Telecommunication Services 2.4%
AT&T, Inc.	957,891	33,593,237
CenturyLink, Inc.	106,365	3,493,027
Frontier Communications Corp.(a)	184,686	1,052,710
Verizon Communications, Inc.	761,778	36,237,780
Windstream Holdings, Inc.(a)	109,385	901,332

		75,278,086

Electric Utilities 1.7%
American Electric Power Co., Inc.	89,709	4,544,658
Duke Energy Corp.	129,944	9,254,612
Edison International	60,048	3,399,317
Entergy Corp.	32,917	2,200,502
Exelon Corp.	157,695	5,292,244
FirstEnergy Corp.	77,181	2,626,469
NextEra Energy, Inc.	80,081	7,657,345
Northeast Utilities	58,043	2,640,957
Pepco Holdings, Inc.	46,182	945,807
Pinnacle West Capital Corp.	20,173	1,102,656
PPL Corp.	115,993	3,844,008
Southern Co. (The)	163,320	7,176,281
Xcel Energy, Inc.	91,702	2,784,073

		53,468,929

Electrical Equipment 0.8%
AMETEK, Inc.	45,109	2,322,662
Eaton Corp. PLC	87,421	6,567,065
Emerson Electric Co.	129,304	8,637,507
Rockwell Automation, Inc.	25,521	3,178,641
Roper Industries, Inc.	18,305	2,443,901

		23,149,776

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	29,161	2,672,605
Corning, Inc.	256,167	5,333,397
FLIR Systems, Inc.	26,103	939,708
Jabil Circuit, Inc.	34,842	627,156
TE Connectivity Ltd.	75,447	4,542,664

		14,115,530

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	80,448	$5,230,729
Cameron International Corp.*	39,902	2,464,747
Diamond Offshore Drilling, Inc.(a)	12,862	627,151
Ensco PLC, Class A	43,049	2,272,126
FMC Technologies, Inc.*	43,519	2,275,609
Halliburton Co.	156,506	9,216,638
Helmerich & Payne, Inc.	19,711	2,120,115
Nabors Industries Ltd.	47,808	1,178,467
National Oilwell Varco, Inc.	78,817	6,137,480
Noble Corp. PLC	46,464	1,521,231
Rowan Cos. PLC, Class A*	23,035	775,819
Schlumberger Ltd.	240,511	23,449,823
Transocean Ltd.(a)	62,233	2,572,712

		59,842,647

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	80,882	9,032,902
CVS Caremark Corp.	217,538	16,284,895
Kroger Co. (The)	95,047	4,148,801
Safeway, Inc.	42,402	1,566,330
Sysco Corp.	107,580	3,886,865
Walgreen Co.	160,793	10,617,162
Wal-Mart Stores, Inc.	297,611	22,746,409
Whole Foods Market, Inc.	68,412	3,469,172

		71,752,536

Food Products 1.6%
Archer-Daniels-Midland Co.	121,088	5,254,008
Campbell Soup Co.	32,758	1,470,179
ConAgra Foods, Inc.	77,485	2,404,360
General Mills, Inc.	114,917	5,954,999
Hershey Co. (The)	27,638	2,885,407
Hormel Foods Corp.	24,785	1,221,157
J.M. Smucker Co. (The)	19,089	1,856,214
Kellogg Co.	47,239	2,962,358
Keurig Green Mountain, Inc.	23,749	2,507,657
Kraft Foods Group, Inc.	109,678	6,152,936
McCormick & Co., Inc., Non-Voting Shares	24,198	1,735,964
Mead Johnson Nutrition Co.	37,140	3,087,820
Mondelez International, Inc., Class A	312,951	10,812,457
Tyson Foods, Inc., Class A	49,401	2,174,138

		50,479,654

Gas Utilities 0.0%†
AGL Resources, Inc.	21,832	1,068,895

Health Care Equipment & Supplies 2.1%
Abbott Laboratories(b)	283,835	10,930,486
Baxter International, Inc.	99,908	7,351,231
Becton, Dickinson and Co.	35,500	4,156,340
Boston Scientific Corp.*	243,476	3,291,795
C.R. Bard, Inc.	14,269	2,111,526
CareFusion Corp.*	38,349	1,542,397
Covidien PLC	82,939	6,109,287
DENTSPLY International, Inc.	26,218	1,207,077
Edwards Lifesciences Corp.*	19,747	1,464,635
Intuitive Surgical, Inc.*	7,020	3,074,690
Medtronic, Inc.	184,091	11,328,960
St. Jude Medical, Inc.	52,230	3,415,320
Stryker Corp.	54,155	4,412,008
Varian Medical Systems, Inc.*	19,066	1,601,353
Zimmer Holdings, Inc.	31,162	2,947,302

		64,944,407

Health Care Providers & Services 2.1%
Aetna, Inc.	66,741	5,003,573
AmerisourceBergen Corp.	42,136	2,763,700
Cardinal Health, Inc.	63,063	4,413,149
Cigna Corp.	50,343	4,215,219
DaVita HealthCare Partners, Inc.*	32,607	2,244,992
Express Scripts Holding Co.*	142,777	10,721,125
Humana, Inc.	28,349	3,195,499
Laboratory Corp of America Holdings*	15,706	1,542,486
McKesson Corp.	42,328	7,473,855
Patterson Cos., Inc.	15,223	635,713
Quest Diagnostics, Inc.(a)	26,640	1,542,989
Tenet Healthcare Corp.*	17,804	762,189
UnitedHealth Group, Inc.	181,989	14,921,278
WellPoint, Inc.	51,976	5,174,211

		64,609,978

Health Care Technology 0.1%
Cerner Corp.*	54,421	3,061,181

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	80,594	3,051,289
Chipotle Mexican Grill, Inc.*	5,706	3,241,293
Darden Restaurants, Inc.(a)	24,125	1,224,585
International Game Technology	45,585	640,925
Marriott International, Inc., Class A	40,702	2,280,126
McDonald’s Corp.	182,113	17,852,538
Starbucks Corp.	139,040	10,202,755
Starwood Hotels & Resorts Worldwide, Inc.	35,292	2,809,243
Wyndham Worldwide Corp.	23,592	1,727,642
Wynn Resorts Ltd.	14,891	3,308,036
Yum! Brands, Inc.	81,590	6,151,070

		52,489,502

Household Durables 0.4%
D.R. Horton, Inc.(a)	52,140	1,128,831
Garmin Ltd.(a)	22,574	1,247,439
Harman International Industries, Inc.	12,462	1,325,957
Leggett & Platt, Inc.	25,591	835,290
Lennar Corp., Class A(a)	32,313	1,280,241
Mohawk Industries, Inc.*	11,182	1,520,528
Newell Rubbermaid, Inc.	51,353	1,535,455
PulteGroup, Inc.	63,148	1,211,810
Whirlpool Corp.	14,260	2,131,300

		12,216,851

Household Products 2.0%
Clorox Co. (The)(a)	23,887	2,102,295
Colgate-Palmolive Co.	160,618	10,419,290

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Products (continued)
Kimberly-Clark Corp.	69,786	$7,693,906
Procter & Gamble Co. (The)	498,775	40,201,265

		60,416,756

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	121,425	1,733,949
NRG Energy, Inc.	59,790	1,901,322

		3,635,271

Industrial Conglomerates 2.3%
3M Co.	115,824	15,712,684
Danaher Corp.	110,489	8,286,675
General Electric Co.	1,845,743	47,786,286

		71,785,645

Information Technology Services 3.5%
Accenture PLC, Class A	117,167	9,340,553
Alliance Data Systems Corp.*	9,778	2,664,016
Automatic Data Processing, Inc.	88,623	6,847,013
Cognizant Technology Solutions Corp., Class A*	111,720	5,654,149
Computer Sciences Corp.	26,880	1,634,842
Fidelity National Information Services, Inc.	53,336	2,850,809
Fiserv, Inc.*	46,839	2,655,303
International Business Machines Corp.	180,079	34,663,407
MasterCard, Inc., Class A	187,735	14,023,804
Paychex, Inc.	59,428	2,531,633
Teradata Corp.*	29,317	1,442,103
Total System Services, Inc.	30,575	929,786
Visa, Inc., Class A	93,235	20,125,707
Western Union Co. (The)	100,494	1,644,082
Xerox Corp.	205,031	2,316,850

		109,324,057

Insurance 2.8%
ACE Ltd.	61,946	6,136,371
Aflac, Inc.(b)	83,873	5,287,354
Allstate Corp. (The)	82,273	4,655,006
American International Group, Inc.	269,357	13,470,544
Aon PLC	55,378	4,667,258
Assurant, Inc.	13,092	850,456
Chubb Corp. (The)	45,196	4,036,003
Cincinnati Financial Corp.	27,190	1,323,065
Genworth Financial, Inc., Class A*	90,474	1,604,104
Hartford Financial Services Group, Inc. (The)	81,906	2,888,825
Lincoln National Corp.	48,488	2,456,887
Loews Corp.	56,375	2,483,319
Marsh & McLennan Cos., Inc.	100,857	4,972,250
MetLife, Inc.	206,664	10,911,859
Principal Financial Group, Inc.	50,579	2,326,128
Progressive Corp. (The)	101,084	2,448,254
Prudential Financial, Inc.	85,161	7,208,879
Torchmark Corp.	16,309	1,283,518
Travelers Cos., Inc. (The)	64,831	5,517,118
Unum Group	47,841	1,689,266
XL Group PLC	50,829	1,588,406

		87,804,870

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	68,431	23,028,400
Expedia, Inc.	18,863	1,367,567
Netflix, Inc.*	11,000	3,872,330
priceline.com, Inc.*	9,592	11,432,609
TripAdvisor, Inc.*	20,425	1,850,301

		41,551,207

Internet Software & Services 3.2%
Akamai Technologies, Inc.*	32,931	1,916,914
eBay, Inc.*	214,329	11,839,534
Facebook, Inc., Class A*	314,247	18,930,239
Google, Inc., Class A*	51,928	57,874,275
VeriSign, Inc.*	23,140	1,247,478
Yahoo!, Inc.*	172,849	6,205,279

		98,013,719

Leisure Products 0.1%
Hasbro, Inc.	21,419	1,191,325
Mattel, Inc.	62,584	2,510,244

		3,701,569

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	61,317	3,428,847
PerkinElmer, Inc.	20,804	937,428
Thermo Fisher Scientific, Inc.	72,085	8,667,500
Waters Corp.*	15,695	1,701,495

		14,735,270

Machinery 1.7%
Caterpillar, Inc.	117,322	11,658,287
Cummins, Inc.	31,883	4,750,248
Deere & Co.	68,026	6,176,761
Dover Corp.	31,212	2,551,581
Flowserve Corp.	25,329	1,984,274
Illinois Tool Works, Inc.	71,923	5,849,497
Ingersoll-Rand PLC	47,591	2,724,109
Joy Global, Inc.(a)	18,446	1,069,868
PACCAR, Inc.	65,161	4,394,458
Pall Corp.	20,289	1,815,257
Parker Hannifin Corp.	27,377	3,277,301
Pentair Ltd. REG	36,323	2,881,867
Snap-on, Inc.	10,630	1,206,292
Stanley Black & Decker, Inc.	28,623	2,325,332
Xylem, Inc.	34,002	1,238,353

		53,903,485

Media 3.5%
Cablevision Systems Corp., Class A(a)	39,069	659,094
CBS Corp. Non-Voting Shares, Class B	101,538	6,275,048
Comcast Corp., Class A	479,478	23,983,489

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
DIRECTV*	87,180	$6,662,296
Discovery Communications, Inc., Class A*	40,931	3,384,994
Gannett Co., Inc.	41,998	1,159,145
Interpublic Group of Cos., Inc. (The)	77,942	1,335,926
News Corp., Class A*	91,299	1,572,169
Omnicom Group, Inc.	47,484	3,447,338
Scripps Networks Interactive, Inc., Class A	20,080	1,524,273
Time Warner Cable, Inc.	51,050	7,003,039
Time Warner, Inc.	164,234	10,729,407
Twenty-First Century Fox, Inc., Class A	357,073	11,415,624
Viacom, Inc., Class B	73,324	6,231,807
Walt Disney Co. (The)	299,733	23,999,621

		109,383,270

Metals & Mining 0.5%
Alcoa, Inc.	198,158	2,550,293
Allegheny Technologies, Inc.	19,986	753,073
Cliffs Natural Resources, Inc.(a)	28,271	578,425
Freeport-McMoRan Copper & Gold, Inc.	190,992	6,316,105
Newmont Mining Corp.	91,797	2,151,722
Nucor Corp.	58,592	2,961,240
United States Steel Corp.(a)	26,751	738,595

		16,049,453

Multiline Retail 0.7%
Dollar General Corp.*	54,238	3,009,124
Dollar Tree, Inc.*	38,122	1,989,206
Family Dollar Stores, Inc.	17,480	1,014,015
Kohl’s Corp.	36,875	2,094,500
Macy’s, Inc.	67,767	4,017,905
Nordstrom, Inc.	26,211	1,636,877
Target Corp.	116,260	7,034,893

		20,796,520

Multi-Utilities 1.2%
Ameren Corp.	44,513	1,833,936
CenterPoint Energy, Inc.	78,612	1,862,318
CMS Energy Corp.	49,273	1,442,713
Consolidated Edison, Inc.	53,999	2,897,046
Dominion Resources, Inc.	106,954	7,592,665
DTE Energy Co.	32,612	2,422,746
Integrys Energy Group, Inc.	14,732	878,764
NiSource, Inc.	57,731	2,051,182
PG&E Corp.	84,167	3,636,014
Public Service Enterprise Group, Inc.	93,213	3,555,144
SCANA Corp.	25,916	1,330,009
Sempra Energy	41,863	4,050,664
TECO Energy, Inc.(a)	37,227	638,443
Wisconsin Energy Corp.	41,496	1,931,639

		36,123,283

Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	92,660	7,853,861
Apache Corp.	72,631	6,024,741
Cabot Oil & Gas Corp.	77,761	2,634,543
Chesapeake Energy Corp.	93,157	2,386,682
Chevron Corp.	351,215	41,762,976
ConocoPhillips	225,538	15,866,598
CONSOL Energy, Inc.	41,948	1,675,822
Denbury Resources, Inc.	65,572	1,075,381
Devon Energy Corp.	70,431	4,713,947
EOG Resources, Inc.	50,238	9,855,188
EQT Corp.	27,748	2,690,723
Exxon Mobil Corp.	794,948	77,650,521
Hess Corp.	50,287	4,167,786
Kinder Morgan, Inc.	123,181	4,002,151
Marathon Oil Corp.	128,177	4,552,847
Marathon Petroleum Corp.	54,203	4,717,829
Murphy Oil Corp.	31,700	1,992,662
Newfield Exploration Co.*	25,010	784,314
Noble Energy, Inc.	66,192	4,702,280
Occidental Petroleum Corp.	146,216	13,932,923
ONEOK, Inc.	38,211	2,264,002
Peabody Energy Corp.	49,374	806,771
Phillips 66	108,117	8,331,496
Pioneer Natural Resources Co.	26,285	4,918,975
QEP Resources, Inc.	32,732	963,630
Range Resources Corp.	30,100	2,497,397
Southwestern Energy Co.*	64,900	2,986,049
Spectra Energy Corp.	123,254	4,553,003
Tesoro Corp.	24,332	1,230,956
Valero Energy Corp.	97,986	5,203,057
Williams Cos., Inc. (The)	125,879	5,108,170

		251,907,281

Paper & Forest Products 0.1%
International Paper Co.	80,752	3,704,902

Personal Products 0.1%
Avon Products, Inc.	79,453	1,163,192
Estee Lauder Cos., Inc. (The), Class A	46,946	3,139,748

		4,302,940

Pharmaceuticals 6.1%
AbbVie, Inc.	292,202	15,019,183
Actavis PLC*	32,041	6,595,640
Allergan, Inc.	54,898	6,812,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	302,418	$15,710,615
Eli Lilly & Co.	181,288	10,670,612
Forest Laboratories, Inc.*	43,860	4,046,962
Hospira, Inc.*	30,624	1,324,488
Johnson & Johnson	520,392	51,118,106
Merck & Co., Inc.	540,936	30,708,937
Mylan, Inc.*	68,443	3,342,072
Perrigo Co. PLC	24,598	3,804,326
Pfizer, Inc.	1,174,243	37,716,685
Zoetis, Inc.	92,049	2,663,898

		189,534,366

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,989	694,357
Equifax, Inc.	22,502	1,530,811
Nielsen Holdings NV	52,247	2,331,784
Robert Half International, Inc.	25,375	1,064,481

		5,621,433

Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	72,654	5,948,183
Apartment Investment & Management Co., Class A	26,778	809,231
AvalonBay Communities, Inc.	22,424	2,944,720
Boston Properties, Inc.	28,137	3,222,531
Crown Castle International Corp.	61,440	4,533,043
Equity Residential	61,528	3,568,009
General Growth Properties, Inc.	95,974	2,111,428
HCP, Inc.	84,125	3,263,209
Health Care REIT, Inc.	53,324	3,178,110
Host Hotels & Resorts, Inc.	139,335	2,820,140
Kimco Realty Corp.	75,237	1,646,186
Macerich Co. (The)	25,792	1,607,615
Plum Creek Timber Co., Inc.	32,428	1,363,273
Prologis, Inc.	91,882	3,751,542
Public Storage	26,591	4,480,318
Simon Property Group, Inc.	57,805	9,480,020
Ventas, Inc.	54,118	3,277,927
Vornado Realty Trust	32,080	3,161,805
Weyerhaeuser Co.	107,498	3,155,066

		64,322,356

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	51,008	1,399,149

Road & Rail 1.0%
CSX Corp.	185,193	5,365,041
Kansas City Southern	20,212	2,062,837
Norfolk Southern Corp.	56,964	5,535,192
Ryder System, Inc.	9,741	778,501
Union Pacific Corp.	83,720	15,710,895

		29,452,466

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	58,309	2,113,118
Analog Devices, Inc.	57,471	3,054,009
Applied Materials, Inc.	222,730	4,548,147
Broadcom Corp., Class A	101,501	3,195,251
First Solar, Inc.*	13,003	907,479
Intel Corp.	914,602	23,605,878
KLA-Tencor Corp.	30,651	2,119,210
Lam Research Corp.*	29,853	1,641,915
Linear Technology Corp.	43,377	2,112,026
LSI Corp.	102,609	1,135,882
Microchip Technology, Inc.(a)	36,527	1,744,530
Micron Technology, Inc.*	195,114	4,616,397
NVIDIA Corp.	102,034	1,827,429
Texas Instruments, Inc.	199,482	9,405,576
Xilinx, Inc.	49,225	2,671,441

		64,698,288

Software 3.6%
Adobe Systems, Inc.*	85,434	5,616,431
Autodesk, Inc.*	41,796	2,055,527
CA, Inc.	59,522	1,843,396
Citrix Systems, Inc.*	33,821	1,942,340
Electronic Arts, Inc.*	56,933	1,651,626
Intuit, Inc.	52,187	4,056,496
Microsoft Corp.	1,389,602	56,959,786
Oracle Corp.	637,088	26,063,270
Red Hat, Inc.*	34,782	1,842,751
Salesforce.com, Inc.*	103,237	5,893,800
Symantec Corp.	127,514	2,546,455

		110,471,878

Specialty Retail 2.1%
AutoNation, Inc.*	11,509	612,624
AutoZone, Inc.*	6,204	3,332,168
Bed Bath & Beyond, Inc.*	39,122	2,691,594
Best Buy Co., Inc.	50,098	1,323,088
CarMax, Inc.*	40,905	1,914,354
GameStop Corp., Class A(a)	21,484	882,992
Gap, Inc. (The)	48,526	1,943,952
Home Depot, Inc. (The)	259,043	20,498,073
L Brands, Inc.	44,709	2,538,130
Lowe’s Cos., Inc.	192,368	9,406,795
O’Reilly Automotive, Inc.*	19,560	2,902,508
PetSmart, Inc.(a)	19,175	1,320,966
Ross Stores, Inc.	39,616	2,834,525
Staples, Inc.	119,493	1,355,051
Tiffany & Co.	20,234	1,743,159

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	130,814	$7,933,869
Tractor Supply Co.	25,580	1,806,715
Urban Outfitters, Inc.*	20,123	733,886

		65,774,449

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	164,093	88,075,277
EMC Corp.	372,684	10,215,268
Hewlett-Packard Co.	348,671	11,282,994
NetApp, Inc.	60,979	2,250,125
SanDisk Corp.	41,384	3,359,967
Seagate Technology PLC	60,457	3,395,265
Western Digital Corp.	38,740	3,557,107

		122,136,003

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	51,082	2,536,732
Fossil Group, Inc.*	8,855	1,032,582
Michael Kors Holdings Ltd.*	32,994	3,077,350
NIKE, Inc., Class B	136,904	10,111,730
PVH Corp.	14,990	1,870,302
Ralph Lauren Corp.	10,923	1,757,838
VF Corp.	64,830	4,011,681

		24,398,215

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	87,244	857,608
People’s United Financial, Inc.	57,049	848,319

		1,705,927

Tobacco 1.4%
Altria Group, Inc.	366,437	13,715,737
Lorillard, Inc.	66,658	3,604,865
Philip Morris International, Inc.	291,629	23,875,666
Reynolds American, Inc.	57,427	3,067,750

		44,264,018

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	50,140	2,472,905
W.W. Grainger, Inc.	11,296	2,854,047

		5,326,952

Total Common Stocks (cost $2,093,353,520)		3,072,049,860

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	11,847,335	11,847,335

Total Mutual Fund (cost $11,847,335)		11,847,335

Repurchase Agreements 0.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14 repurchase price $5,000,007, collateralized by U.S. Government Agency Securities ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $5,100,060.(d)	$5,000,000	5,000,000
Goldman Sachs & Co., 0.08%, dated 03/31/14, due 04/01/14 repurchase price $15,520,322, collateralized by U.S. Government Agency Securities ranging from 2.00% - 12.50%, maturing 08/15/14 - 03/15/44; total market value $15,830,695.(d)	15,520,288	15,520,288

Total Repurchase Agreements (cost $20,520,288)		20,520,288

Total Investments (cost $2,125,721,143) (e) — 100.6%		3,104,417,483
Liabilities in excess of other assets — (0.6%)		(18,021,744)

NET ASSETS — 100.0%		$3,086,395,739

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $22,345,132, which was collateralized by repurchase agreements with a value of $20,520,288 and $2,217,156 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.50%, and maturity dates ranging from 04/15/14 - 02/15/39, a total value of $22,737,442.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $20,520,288.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,192,604,393, tax unrealized appreciation and depreciation were $992,855,415 and $(81,042,325), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
159	E-mini S&P 500	06/20/14	$14,823,570	$40,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,072,049,860	$—	$—	$3,072,049,860
Futures Contracts	40,418	—	—	40,418
Mutual Fund	11,847,335	—	—	11,847,335
Repurchase Agreements	—	20,520,288	—	20,520,288

Total	$3,083,937,613	$20,520,288	$—	$3,104,457,901

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (‘‘futures contracts’’) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$40,418

Total		$40,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 6.5%

	Principal Amount	Market Value

Automobiles 0.8%
Credit Acceptance Auto Loan Trust Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$3,000,000	$3,016,431
Series 2013-2A, Class A, 1.50%, 04/15/21(a)	2,000,000	1,998,957
First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.47%, 05/15/18(a)	4,708,178	4,732,977
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18(a)	8,159,841	8,175,073

		17,923,438

Home Equity 1.7%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 0.70%, 10/25/34(b)	2,058,538	2,055,369
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 0.91%, 12/25/33(b)	10,877,485	10,562,584
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 0.50%, 05/25/34(b)	12,813,566	12,679,340
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.05%, 12/25/34(b)	2,049,000	1,928,498
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 0.91%, 01/25/35(b)	9,070,303	8,939,600
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.62%, 02/25/35(b)	3,587,048	3,502,887

		39,668,278

Other 4.0%
ACA CLO Ltd., Series 2006-2A, Class A1, 0.49%, 01/20/21(a)(b)	5,977,197	5,960,192
First Franklin Mortgage Loan Trust, Series 2004-FF6, Class A1, 0.93%, 07/25/34(a)(b)	4,537,760	4,476,360
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T1, Class A2, 1.50%, 01/16/46(a)	3,900,000	3,885,375
Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	10,276,000	10,132,412
Series 2013-T3, Class B3, 2.14%, 05/15/46(a)	4,000,000	3,929,200
Nationstar Mortgage Advance Receivable Trust
Series 2013-T2A, Class A2, 1.68%, 06/20/46(a)	10,000,000	9,922,000
Series 2013-T2A, Class B2, 1.99%, 06/20/46(a)	9,500,000	9,472,066
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2014-T2, Class AT2, 2.38%, 03/15/47(a)	12,000,000	11,999,969
Series 2014-T2, Class BT2, 2.62%, 03/15/47(a)	8,400,000	8,400,000
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B, 0.42%, 05/25/35(b)	21,941,508	21,766,904

		89,944,478

Total Asset-Backed Securities (cost $147,575,814)	147,536,194

Collateralized Mortgage Obligations 7.3%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	8,369,734	8,399,195
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(b)	4,993,925	4,959,779
Federal Home Loan Mortgage Corp. REMICS
Series 3640, Class EL, 4.00%, 03/15/20	1,272,833	1,339,939
Series 3728, Class EA, 3.50%, 09/15/20	916,711	929,022
Series 3609, Class JA, 4.00%, 06/15/23	1,368,441	1,382,856
Series 3614, Class QA, 4.00%, 05/15/24	5,205,483	5,546,234
Series 3827, Class UA, 3.50%, 03/15/26	213,895	214,520
Series 4257, Class PC, 2.50%, 02/15/36	45,904,043	46,986,524
Series 3616, Class PA, 4.50%, 11/15/39	1,234,039	1,306,171
Federal National Mortgage Association REMICS
Series 2010-135, Class FP, 0.55%, 12/25/40(b)	7,302,478	7,303,211
Series 2013-52, Class MD, 1.25%, 06/25/43	29,491,867	28,424,243
Government National Mortgage Association
Series 2010-29, Class BA, 4.50%, 04/20/36	176,617	178,390
Series 2011-73, Class PW, 4.50%, 11/16/39	48,650,004	52,713,865
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33(c)	184,299	186,379
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	2,233,176	2,235,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59(a)(b)	$3,659,229	$3,656,568

Total Collateralized Mortgage Obligations (cost $165,326,461)		165,762,755

Commercial Mortgage Backed Securities 8.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.18%, 09/10/47(b)	10,015,000	10,579,508
Series 2007-3, Class A4, 5.60%, 06/10/49(b)	10,000,000	11,067,006
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.65%, 09/15/26(a)(b)	6,098,000	6,117,699
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	6,990,719	7,078,047
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	3,503,007	3,599,352
Series 2006-PW12, Class A4, 5.71%, 09/11/38(b)	1,730,000	1,876,747
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	13,060,797
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.69%, 12/10/49(b)	19,691,000	21,956,757
Series 2008-C7, Class A4, 6.13%, 12/10/49(b)	10,000,000	11,250,782
COMM Mortgage Trust Series 2014-TWC, Class B, 1.76%, 02/13/32(a)(b)	13,000,000	13,010,456
Series 2014-TWC, Class C, 2.00%, 02/13/32(a)(b)	6,000,000	6,005,492
DBUBS Mortgage Trust, Series 2011- LC1A, Class A1, 3.74%, 11/10/46(a)	4,567,643	4,769,636
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3, 4.58%, 06/10/48	191,126	192,103
Series 2005-C1, Class AJ, 4.83%, 06/10/48(b)	8,500,000	8,636,502
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, 08/10/38(b)(d)	3,990,407	3,997,532
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	2,654,078	2,663,493
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(b)	319,329	328,236
Series 2006-LDP7, Class ASB, 5.84%, 04/15/45(b)	777,446	806,025
Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	1,000,000	1,043,191
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 06/12/43(b)	10,026,000	10,241,006
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40(b)	2,814,214	2,829,683
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	477,856	488,261
Series 2007-IQ15, Class A4, 5.91%, 06/11/49(b)	11,470,136	12,768,980
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	10,000,000	11,131,731
Series 2008-T29, Class A3, 6.28%, 01/11/43(b)	111,254	111,938
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	5,000,000	5,213,646
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.50%, 02/15/27(a)(b)	9,000,000	9,000,000

Total Commercial Mortgage Backed Securities (cost $184,400,493)		179,824,606

Corporate Bonds 62.1%

	Principal Amount	Market Value
Aerospace & Defense 0.8%
L-3 Communications Corp., 3.95%, 11/15/16	13,000,000	13,862,486
United Technologies Corp., 0.74%, 06/01/15(b)	5,000,000	5,027,672

		18,890,158

Auto Components 0.2%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,323,582

Automobiles 3.6%
Daimler Finance North America LLC 1.02%, 04/10/14(a)(b)	4,000,000	4,000,404
0.84%, 01/09/15(a)(b)	5,000,000	5,014,025
2.30%, 01/09/15(a)	5,000,000	5,064,510
1.65%, 04/10/15(a)	4,000,000	4,040,164
0.92%, 08/01/16(a)(b)	10,000,000	10,030,466
0.59%, 03/10/17(a)(b)	10,000,000	9,985,342
Hyundai Capital America, 1.63%, 10/02/15(a)	8,000,000	8,058,619
Nissan Motor Acceptance Corp., 0.79%, 03/03/17(a)(b)	10,000,000	10,014,698
Toyota Motor Credit Corp.
1.00%, 02/17/15	6,000,000	6,036,551
0.88%, 07/17/15	5,000,000	5,035,656
1.25%, 10/05/17	5,000,000	4,961,046
Volkswagen International Finance NV, 1.15%, 11/20/15(a)	10,000,000	10,077,240

		82,318,721

Banks 9.4%
Bank of America Corp.
1.28%, 01/15/19(b)	15,000,000	15,163,164
2.65%, 04/01/19	5,000,000	5,010,898
Bank of America NA 6.00%, 06/15/16	10,000,000	11,020,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
5.30%, 03/15/17	$5,000,000	$5,503,743
Citigroup, Inc., 5.50%, 10/15/14	3,998,000	4,105,858
CoBank, ACB, 0.83%, 06/15/22(a)(b)	25,635,000	23,135,587
Fifth Third Bancorp, 2.30%, 03/01/19	7,000,000	6,947,398
HSBC USA, Inc. 2.38%, 02/13/15	6,000,000	6,102,793
1.11%, 09/24/18(b)	10,000,000	10,124,728
Huntington Bancshares, Inc., 2.60%, 08/02/18	2,450,000	2,469,680
Huntington National Bank (The), 1.30%, 11/20/16	10,000,000	10,046,481
ING Bank NV, 5.13%, 05/01/15(a)	14,495,000	15,032,356
JPMorgan Chase & Co. 5.25%, 05/01/15	7,000,000	7,329,687
1.63%, 05/15/18	5,000,000	4,911,980
JPMorgan Chase Bank NA 0.56%, 06/13/16(b)(d)	5,000,000	4,975,058
6.00%, 10/01/17	2,200,000	2,506,059
Morgan Stanley, 4.75%, 04/01/14	8,000,000	7,999,890
National City Bank, 0.58%, 12/15/16(b)(d)	10,432,000	10,359,776
PNC Bank NA, 1.30%, 10/03/16	10,000,000	10,073,874
Standard Chartered PLC, 3.85%, 04/27/15(a)	7,000,000	7,234,689
SunTrust Bank 0.53%, 08/24/15(b)	5,000,000	4,986,009
5.20%, 01/17/17	10,000,000	10,858,146
Union Bank NA 5.95%, 05/11/16	9,500,000	10,460,442
0.99%, 09/26/16(b)	10,000,000	10,100,073
Wachovia Corp., 0.58%, 10/28/15(b)	5,000,000	5,000,179

		211,459,004

Beverages 2.0%
Anheuser-Busch InBev Finance, Inc., 0.80%, 01/15/16	20,000,000	20,074,350
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,052,805
SABMiller Holdings, Inc. 1.85%, 01/15/15(a)	5,000,000	5,051,113
0.93%, 08/01/18(a)(b)	15,000,000	15,084,152

		44,262,420

Biotechnology 1.6%
Amgen, Inc. 1.88%, 11/15/14	10,000,000	10,094,780
2.30%, 06/15/16	7,500,000	7,724,842
Celgene Corp., 2.45%, 10/15/15	10,750,000	11,024,741
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,244,084

		35,088,447

Chemicals 0.2%
CF Industries, Inc., 6.88%, 05/01/18	4,128,000	4,803,960

Commercial Services & Supplies 1.2%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	9,825,467
GATX Corp., 2.38%, 07/30/18	5,000,000	4,983,974
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	5,000,000	5,478,935
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	7,719,057

		28,007,433

Consumer Finance 2.3%
American Honda Finance Corp. 2.50%, 09/21/15(a)	4,200,000	4,311,980
0.74%, 10/07/16(b)	10,000,000	10,078,595
Ford Motor Credit Co. LLC, 4.25%, 02/03/17	35,000,000	37,549,652

		51,940,227

Diversified Financial Services 3.9%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	6,297,600	6,822,597
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	1,963,088
General Electric Capital Corp. 0.49%, 09/15/14(b)	4,500,000	4,504,558
0.44%, 01/08/16(b)	5,000,000	5,000,006
0.84%, 01/08/16(b)	10,000,000	10,071,363
0.41%, 02/15/17(b)(d)	5,000,000	4,976,151
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/16(a)	13,365,000	14,073,178
2.70%, 03/15/17(a)	3,000,000	3,099,194
Harley-Davidson Funding Corp., 5.75%, 12/15/14(a)	3,385,000	3,495,121
Hyundai Capital Services, Inc. 6.00%, 05/05/15(a)	16,590,000	17,482,291
4.38%, 07/27/16(a)	2,400,000	2,559,914
1.03%, 03/18/17(a)(b)(d)	7,000,000	7,005,874
3.50%, 09/13/17(a)	2,650,000	2,780,115
USAA Capital Corp., 1.05%, 09/30/14(a)	5,000,000	5,021,229

		88,854,679

Diversified Telecommunication Services 0.9%
Verizon Communications, Inc. 1.76%, 09/15/16(b)	10,000,000	10,291,414
1.00%, 06/17/19(b)	10,000,000	10,046,385

		20,337,799

Electric Utilities 1.2%
DTE Energy Co., 7.63%, 05/15/14	5,000,000	5,040,916
ITC Holdings Corp., 6.05%, 01/31/18(a)	6,500,000	7,259,562
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,290,616
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(a)	7,000,000	7,154,504

		26,745,598

Electrical Equipment 1.1%
Thermo Fisher Scientific, Inc. 5.00%, 06/01/15	8,000,000	8,396,073
1.30%, 02/01/17	17,000,000	16,911,175

		25,307,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Energy Equipment & Services 1.0%
Schlumberger Investment SA, 1.25%, 08/01/17(a)	$10,000,000	$9,766,311
Weatherford International, Inc., 6.35%, 06/15/17	10,250,000	11,601,586

		21,367,897

Food Products 2.3%
ConAgra Foods, Inc., 1.30%, 01/25/16	3,000,000	3,020,956
Kraft Foods Group, Inc., 1.63%, 06/04/15	15,000,000	15,175,333
Mondelez International, Inc., 4.13%, 02/09/16	31,100,000	32,900,273

		51,096,562

Gas Utilities 2.0%
DCP Midstream Operating LP, 2.70%, 04/01/19	3,000,000	2,992,549
Enbridge Energy Partners LP 5.88%, 12/15/16	7,650,000	8,545,229
Series B, 6.50%, 04/15/18	6,000,000	6,924,518
Energy Transfer Partners LP 8.50%, 04/15/14	1,604,000	1,608,179
5.95%, 02/01/15	6,345,000	6,619,390
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,174,897
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,223,428
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,638,755
Sunoco Logistics Partners Operations LP, 6.13%, 05/15/16	2,000,000	2,161,421

		44,888,366

Health Care Providers & Services 3.5%
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,070,532
CareFusion Corp., 5.13%, 08/01/14	12,049,000	12,224,697
Express Scripts Holding Co. 2.75%, 11/21/14	3,000,000	3,042,811
2.10%, 02/12/15	2,000,000	2,025,984
3.50%, 11/15/16	5,000,000	5,296,646
2.65%, 02/15/17(d)	15,000,000	15,538,282
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,443,886
Hospira, Inc., 6.05%, 03/30/17	5,856,000	6,498,326
McKesson Corp., 1.29%, 03/10/17	15,000,000	14,992,701

		80,133,865

Industrial Conglomerates 0.2%
General Electric Co., 0.85%, 10/09/15	5,000,000	5,023,376

Insurance 2.4%
Berkshire Hathaway, Inc., 0.94%, 08/15/14(b)	10,000,000	10,027,694
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,053,879
MetLife, Inc. 5.00%, 06/15/15	2,000,000	2,107,278
6.75%, 06/01/16	2,000,000	2,247,514
Metropolitan Life Global Funding I 2.00%, 01/09/15(a)	6,000,000	6,071,542
1.50%, 01/10/18(a)	5,000,000	4,907,264
New York Life Global Funding, 1.13%, 03/01/17(a)	20,000,000	19,917,850
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,337,037

		54,670,058

Machinery 0.9%
Caterpillar Financial Services Corp. 1.13%, 12/15/14	10,000,000	10,056,190
1.35%, 09/06/16	10,000,000	10,112,490

		20,168,680

Media 2.3%
Comcast Corp., 5.85%, 11/15/15	7,000,000	7,599,820
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,453,695
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,685,806
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,356,905
NBCUniversal Enterprise, Inc., 0.92%, 04/15/18(a)(b)	10,000,000	10,038,232
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,217,775
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,424,288
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,197,090

		51,973,611

Metals & Mining 4.6%
Anglo American Capital PLC, 9.38%, 04/08/14(a)	13,300,000	13,317,688
ArcelorMittal 9.50%, 02/15/15	3,000,000	3,198,738
4.25%, 03/01/16	5,030,000	5,206,587
Freeport-McMoRan Copper & Gold, Inc. 2.38%, 03/15/18	10,000,000	9,985,642
3.10%, 03/15/20	10,000,000	9,785,038
Glencore Funding LLC 1.39%, 05/27/16(a)(b)	7,000,000	6,949,190
2.50%, 01/15/19(a)	5,000,000	4,842,973
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,361,350
Rio Tinto Finance USA PLC, 1.07%, 06/17/16(b)	20,000,000	20,128,702
Xstrata Canada Financial Corp. 2.85%, 11/10/14(a)	5,000,000	5,054,028
3.60%, 01/15/17(a)	5,000,000	5,222,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Xstrata Finance Canada Ltd., 2.05%, 10/23/15(a)	$10,000,000	$10,116,631

		104,169,068

Office Electronics 0.6%
Xerox Corp. 1.06%, 05/16/14(b)	7,500,000	7,505,146
6.40%, 03/15/16	5,500,000	6,072,078

		13,577,224

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp. 5.95%, 09/15/16	23,000,000	25,582,355
6.38%, 09/15/17	3,000,000	3,432,286
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,205,860
BP Capital Markets PLC 3.13%, 10/01/15	5,000,000	5,195,929
3.20%, 03/11/16	10,000,000	10,480,572
1.38%, 11/06/17	5,000,000	4,985,360
0.87%, 09/26/18(b)(d)	10,000,000	10,035,803
2.24%, 09/26/18	5,000,000	5,035,755
Canadian Natural Resources Ltd., 0.61%, 03/30/16(b)	10,000,000	10,001,075
Murphy Oil Corp., 2.50%, 12/01/17	22,000,000	22,348,049
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,149,781
Petrobras Global Finance BV, 1.85%, 05/20/16(b)	5,000,000	4,939,126
Petrobras International Finance Co. 2.88%, 02/06/15	10,000,000	10,132,495
3.88%, 01/27/16	5,000,000	5,138,552
Plains Exploration & Production Co., 8.63%, 10/15/19	10,000,000	10,800,000
Rowan Cos., Inc., 5.00%, 09/01/17	6,465,000	7,039,083
Total Capital International SA, 0.75%, 01/25/16	5,000,000	5,016,233
Total Capital SA, 3.13%, 10/02/15	10,000,000	10,400,321
Transocean, Inc. 2.50%, 10/15/17	20,000,000	20,128,904
6.00%, 03/15/18	1,905,000	2,119,119
7.38%, 04/15/18	6,483,000	7,485,340

		187,651,998

Pharmaceuticals 1.2%
AbbVie, Inc., 1.20%, 11/06/15	21,000,000	21,182,545
Mylan, Inc., 1.80%, 06/24/16	5,000,000	5,075,578

		26,258,123

Real Estate Investment Trusts (REITs) 1.2%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,775,681
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,775,592
ProLogis LP, 2.75%, 02/15/19	10,000,000	10,030,127
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,175,745
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15(a)	3,120,000	3,328,459

		28,085,604

Real Estate Management & Development 0.1%
Retail Property Trust (The), 7.88%, 03/15/16(a)	2,520,000	2,830,160

Road & Rail 1.6%
Burlington Northern Santa Fe LLC, 6.88%, 02/15/16	8,210,000	9,064,104
ERAC USA Finance LLC 5.60%, 05/01/15(a)	1,225,000	1,288,238
5.90%, 11/15/15(a)	1,780,000	1,921,300
1.40%, 04/15/16(a)	2,065,000	2,078,250
2.75%, 03/15/17(a)	3,000,000	3,091,218
6.38%, 10/15/17(a)	1,505,000	1,736,384
Federal Express Corp. 1993 Pass Through Trust Series B2, 7.63%, 01/01/15	661,217	694,470
Series A2, 8.76%, 05/22/15	1,248,910	1,297,519
Series C2, 7.96%, 03/28/17	667,794	728,220
Federal Express Corp. 1998 Pass Through Trust Series 981B, 6.85%, 07/15/20	7,105,919	7,854,636
Series 981A, 6.72%, 07/15/23	649,538	755,763
Union Pacific Railroad Co. 2000 Pass Through Trust, 8.00%, 01/10/21	5,315,525	6,178,925

		36,689,027

Technology Hardware, Storage & Peripherals 0.4%
Hewlett-Packard Co. 2.35%, 03/15/15	6,000,000	6,099,880
2.20%, 12/01/15	2,000,000	2,045,432

		8,145,312

Thrifts & Mortgage Finance 0.4%
Santander Holdings USA, Inc., 4.63%, 04/19/16(d)	9,000,000	9,622,525

Tobacco 0.7%
Lorillard Tobacco Co., 3.50%, 08/04/16(d)	15,700,000	16,559,029

Total Corporate Bonds (cost $1,390,838,068)		$1,404,249,761

Municipal Bonds 0.7%

	Principal Amount	Market Value
Illinois 0.4%
State of Illinois, GO, 4.51%, 03/01/15	8,000,000	8,274,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	$8,000,000	$7,839,040

Total Municipal Bonds (cost $16,000,000)		16,113,680

U.S. Government Mortgage Backed Agencies 0.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.21%, 06/01/37(b)	2,106,404	2,209,513
Pool# 1B3601 2.67%, 10/01/37(b)	550,390	585,822
Federal National Mortgage Association Pool
Pool# 747271 2.63%, 07/01/34(b)	2,093,857	2,228,648
Pool# 886345 6.27%, 08/01/36(b)	363,644	391,258
Pool# 893776 5.95%, 09/01/36(b)	362,193	388,221
Pool# 949691 6.30%, 09/01/37(b)	745,230	801,821

Total U.S. Government Mortgage Backed Agencies (cost $6,412,780)		6,605,283

U.S. Government Sponsored & Agency Obligations 6.9%

	Principal Amount	Market Value
Federal Home Loan Banks 2.50%, 06/13/14	10,000,000	10,043,788
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	51,000,000	51,172,105
0.42%, 09/18/15	15,000,000	15,003,853
0.85%, 07/29/16	15,000,000	15,029,364
1.25%, 05/12/17(d)	49,000,000	49,393,382
Federal National Mortgage Association 2.00%, 09/21/15	10,000,000	10,251,872
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	4,084,430	4,598,367

Total U.S. Government Sponsored & Agency Obligations (cost $155,777,263)		155,492,731

U.S. Treasury Notes 6.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(e)	18,750,000	20,407,238
0.13%, 04/15/17(e)	18,500,000	19,588,449
U.S. Treasury Notes 0.25%, 06/30/14	17,000,000	17,007,970
0.25%, 02/28/15	20,000,000	20,018,750
0.13%, 04/30/15(d)	45,000,000	44,992,971
0.25%, 12/31/15(d)	15,000,000	14,981,250

Total U.S. Treasury Notes (cost $136,937,027)		136,996,628

Yankee Dollars 1.7%

	Principal Amount	Market Value
Energy Equipment & Services 0.3%
Weatherford International Ltd., 5.50%, 02/15/16(d)	7,000,000	7,534,930

Industrial Conglomerates 0.3%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	6,979,589

Metals & Mining 0.6%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,378,707
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	3,915,372

		13,294,079

Oil, Gas & Consumable Fuels 0.5%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,370,862

Total Yankee Dollars (cost $38,379,266)		$39,179,460

Repurchase Agreements 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $1,500,002, collateralized by U.S. Government Agency Securities, ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28, total market value $1,530,018.(f)	1,500,000	1,500,000
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $10,440,842, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44, total market value $10,649,674.(f)	10,440,825	10,440,825

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Repurchase Agreements (continued)

Market Value
Total Repurchase Agreements (cost $11,940,825)	$11,940,825

Total Investments (cost $2,253,587,997) (g) — 100.1%	2,263,701,923
Liabilities in excess of other assets — (0.1)%	(1,448,160)

NET ASSETS — 100.0%	$2,262,253,763

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2014 was $468,681,764 which represents 20.72% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2014.
(d)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $106,273,569 which was collateralized by repurchase agreements with a value of $11,940,825 and $96,135,158 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.13%-8.50% and maturity dates ranging from 10/01/14-11/20/63, a total value of $108,075,983.
(e)	Principal amounts are not adjusted for inflation.
(f)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $11,940,825.
(g)	At March 31, 2014, the tax basis cost of the Fund’s investments was $2,253,587,997, tax unrealized appreciation and depreciation were $19,005,557 and $(8,891,631), respectively.

BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$147,536,194	$—	$147,536,194
Collateralized Mortgage Obligations	—	165,762,755	—	165,762,755
Commercial Mortgage Backed Securities	—	179,824,606	—	179,824,606
Corporate Bonds	—	1,404,249,761	—	1,404,249,761
Municipal Bonds	—	16,113,680	—	16,113,680
Repurchase Agreements	—	11,940,825	—	11,940,825
U.S. Government Mortgage Backed Agencies	—	6,605,283	—	6,605,283
U.S. Government Sponsored & Agency Obligations	—	155,492,731	—	155,492,731
U.S. Treasury Notes	—	136,996,628	—	136,996,628
Yankee Dollars	—	39,179,460	—	39,179,460

Total	$—	$2,263,701,923	$—	$2,263,701,923

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 96.5%

	Shares	Market Value
Aerospace & Defense 1.7%
AAR Corp.	12,211	$316,875
Aerovironment, Inc.*	5,665	228,016
American Science & Engineering, Inc.	2,496	167,656
API Technologies Corp.*	10,177	29,819
Astronics Corp.*	4,626	293,335
Cubic Corp.	6,102	311,629
Curtiss-Wright Corp.	14,380	913,705
DigitalGlobe, Inc.*	22,878	663,691
Ducommun, Inc.*	3,235	81,069
Engility Holdings, Inc.*	5,258	236,873
Erickson Air-Crane, Inc.*	1,116	21,550
Esterline Technologies Corp.*	9,605	1,023,317
GenCorp, Inc.*(a)	18,594	339,712
HEICO Corp.	20,372	1,225,580
Innovative Solutions & Support, Inc.*	3,928	29,578
KEYW Holding Corp. (The)*(a)	9,741	182,254
Kratos Defense & Security Solutions, Inc.*	13,449	101,405
LMI Aerospace, Inc.*	3,156	44,500
Moog, Inc., Class A*	13,915	911,572
National Presto Industries, Inc.(a)	1,464	114,251
Orbital Sciences Corp.*	18,426	514,085
Sparton Corp.*	3,143	92,027
Taser International, Inc.*	15,721	287,537
Teledyne Technologies, Inc.*	11,474	1,116,764

		9,246,800

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	15,881	124,666
Atlas Air Worldwide Holdings, Inc.*	7,939	280,008
Echo Global Logistics, Inc.*	5,412	99,148
Forward Air Corp.	9,271	427,486
Hub Group, Inc., Class A*	11,359	454,246
Pacer International, Inc.*	10,832	97,055
Park-Ohio Holdings Corp.*	2,672	150,033
UTi Worldwide, Inc.	27,895	295,408
XPO Logistics, Inc.*	14,751	433,827

		2,361,877

Airlines 0.5%
Allegiant Travel Co.	4,606	515,550
Hawaiian Holdings, Inc.*(a)	15,946	222,606
JetBlue Airways Corp.*	71,377	620,266
Republic Airways Holdings, Inc.*	15,175	138,699
SkyWest, Inc.	15,843	202,157
Spirit Airlines, Inc.*	18,510	1,099,494

		2,798,772

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	20,638	382,216
Cooper Tire & Rubber Co.	19,454	472,732
Dana Holding Corp.	48,472	1,127,944
Dorman Products, Inc.*	7,745	457,420
Drew Industries, Inc.	7,037	381,405
Federal-Mogul Corp.*	6,067	113,514
Fox Factory Holding Corp.*	3,018	57,040
Fuel Systems Solutions, Inc.*	4,245	45,676
Gentherm, Inc.*	10,804	375,115
Modine Manufacturing Co.*	14,495	212,352
Remy International, Inc.	4,298	101,519
Shiloh Industries, Inc.*	1,904	33,777
Spartan Motors, Inc.	10,544	54,196
Standard Motor Products, Inc.	6,112	218,626
Stoneridge, Inc.*	8,703	97,735
Superior Industries International, Inc.	7,119	145,868
Tenneco, Inc.*	18,676	1,084,515
Tower International, Inc.*	1,868	50,847

		5,412,497

Automobiles 0.0%†
Winnebago Industries, Inc.*	8,642	236,704

Banks 7.0%
1st Source Corp.	4,653	149,315
1st United Bancorp, Inc.	9,230	70,702
Access National Corp.	2,334	37,834
American National Bankshares, Inc.	2,420	56,918
Ameris Bancorp*	7,729	180,086
Ames National Corp.(a)	2,843	62,660
Arrow Financial Corp.	3,314	87,622
BancFirst Corp.	2,191	124,076
Banco Latinoamericano de Comercio Exterior SA, Class E	9,051	239,037
Bancorp, Inc. (The)*	10,111	190,188
BancorpSouth, Inc.	29,255	730,205
Bank of Kentucky Financial Corp. (The)	1,906	71,551
Bank of Marin Bancorp(a)	1,821	81,981
Bank of the Ozarks, Inc.	9,562	650,790
Banner Corp.	6,009	247,631
Bar Harbor Bankshares	1,235	47,362
BBCN Bancorp, Inc.	24,294	416,399
BNC Bancorp(a)	5,680	98,434
Boston Private Financial Holdings, Inc.	24,536	331,972
Bridge Bancorp, Inc.	3,472	92,737
Bridge Capital Holdings*	2,961	70,353
Bryn Mawr Bank Corp.	4,166	119,689
C&F Financial Corp.(a)	1,014	33,604
Camden National Corp.	2,372	97,726
Capital Bank Financial Corp., Class A*	7,215	181,169
Capital City Bank Group, Inc.	3,822	50,756
Cardinal Financial Corp.	9,862	175,839
Cascade Bancorp*(a)	1,916	10,730
Cathay General Bancorp	24,254	610,958
Center Bancorp, Inc.	3,652	69,388
Centerstate Banks, Inc.	9,302	101,578

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Central Pacific Financial Corp.	6,723	$135,805
Century Bancorp, Inc., Class A	1,046	35,679
Chemical Financial Corp.	9,098	295,230
Chemung Financial Corp.	1,087	29,479
Citizens & Northern Corp.	3,884	76,554
City Holding Co.	4,856	217,840
CNB Financial Corp.	4,463	78,906
CoBiz Financial, Inc.	10,896	125,522
Columbia Banking System, Inc.	15,712	448,106
Community Bank System, Inc.	12,322	480,804
Community Trust Bancorp, Inc.	4,338	179,940
CommunityOne Bancorp*	3,266	36,645
ConnectOne Bancorp, Inc.*	529	25,900
CU Bancorp*	2,863	52,679
Customers Bancorp, Inc.*	6,098	127,265
CVB Financial Corp.	28,266	449,429
Eagle Bancorp, Inc.*	6,859	247,610
Enterprise Bancorp, Inc.	2,285	46,477
Enterprise Financial Services Corp.	5,956	119,537
Farmers Capital Bank Corp.*	2,265	50,872
Fidelity Southern Corp.	4,476	62,530
Financial Institutions, Inc.	4,270	98,295
First Bancorp	6,040	114,760
First Bancorp, Inc.	2,953	48,134
First BanCorp, Puerto Rico*	22,113	120,295
First Busey Corp.	22,365	129,717
First Commonwealth Financial Corp.	30,142	272,484
First Community Bancshares, Inc.	5,236	85,661
First Connecticut Bancorp, Inc.	5,282	82,716
First Financial Bancorp	17,869	321,285
First Financial Bankshares, Inc.(a)	9,709	599,919
First Financial Corp.	3,469	116,836
First Financial Holdings, Inc.	7,402	463,513
First Interstate BancSystem, Inc.	5,392	152,162
First Merchants Corp.	10,760	232,846
First Midwest Bancorp, Inc.	23,045	393,609
First NBC Bank Holding Co.*	1,321	46,050
First of Long Island Corp. (The)	2,423	98,398
First Security Group, Inc.*	19,937	41,469
FirstMerit Corp.	50,958	1,061,455
Flushing Financial Corp.	9,498	200,123
FNB Corp.	47,940	642,396
German American Bancorp, Inc.	3,901	112,700
Glacier Bancorp, Inc.	22,161	644,220
Great Southern Bancorp, Inc.	3,196	95,976
Guaranty Bancorp	4,551	64,852
Hampton Roads Bankshares, Inc.*	10,328	16,422
Hancock Holding Co.	26,106	956,785
Hanmi Financial Corp.	9,687	225,707
Heartland Financial USA, Inc.	4,572	123,398
Heritage Commerce Corp.	6,361	51,270
Heritage Financial Corp.	4,707	79,642
Heritage Oaks Bancorp*	6,725	54,338
Home BancShares, Inc.	13,910	478,782
Home Federal Bancorp, Inc.	4,462	69,429
HomeTrust Bancshares, Inc.*	6,380	100,676
Horizon Bancorp	2,669	59,465
Hudson Valley Holding Corp.	5,051	96,222
IBERIABANK Corp.	9,134	640,750
Independent Bank Corp.	7,310	287,795
Independent Bank Group, Inc.	1,160	68,150
International Bancshares Corp.	16,447	412,491
Intervest Bancshares Corp.*	5,644	42,048
Investors Bancorp, Inc.	15,523	429,056
Lakeland Bancorp, Inc.	10,965	123,356
Lakeland Financial Corp.	5,057	203,393
LCNB Corp.	2,314	40,032
Macatawa Bank Corp.	7,491	37,755
MainSource Financial Group, Inc.	6,253	106,926
MB Financial, Inc.	16,865	522,140
Mercantile Bank Corp.	2,706	55,798
Merchants Bancshares, Inc.	1,760	57,394
Metro Bancorp, Inc.*	4,373	92,445
Middleburg Financial Corp.	1,690	29,761
MidSouth Bancorp, Inc.	2,592	43,623
MidWestOne Financial Group, Inc.	2,069	52,222
National Bank Holdings Corp., Class A	14,000	280,980
National Bankshares, Inc.(a)	2,180	79,592
National Penn Bancshares, Inc.	36,076	376,994
NBT Bancorp, Inc.	13,525	330,821
NewBridge Bancorp*	7,705	55,014
Northrim BanCorp, Inc.	1,997	51,303
OFG Bancorp	14,042	241,382
Old National Bancorp	31,219	465,475
OmniAmerican Bancorp, Inc.	3,544	80,768
Pacific Continental Corp.	5,538	76,203
Pacific Premier Bancorp, Inc.*	5,093	82,201
PacWest Bancorp(a)	11,672	502,013
Palmetto Bancshares, Inc.*	1,400	19,726
Park National Corp.	3,569	274,420
Park Sterling Corp.	13,734	91,331
Peapack Gladstone Financial Corp.	3,695	81,290
Penns Woods Bancorp, Inc.	1,507	73,511
Peoples Bancorp, Inc.	3,350	82,845
Pinnacle Financial Partners, Inc.	10,780	404,142
Preferred Bank, Los Angeles*	3,591	93,222
PrivateBancorp, Inc.	19,956	608,858
Prosperity Bancshares, Inc.	18,525	1,225,429
Renasant Corp.	9,415	273,506
Republic Bancorp, Inc., Class A	3,033	68,546
S&T Bancorp, Inc.	9,197	217,969
Sandy Spring Bancorp, Inc.	7,718	192,796
Seacoast Banking Corp. of Florida*	5,188	57,068
Sierra Bancorp	3,771	60,034
Simmons First National Corp., Class A	5,081	189,369
Southside Bancshares, Inc.	5,510	172,904
Southwest Bancorp, Inc.	6,073	107,249
State Bank Financial Corp.	9,817	173,663
Sterling Bancorp	25,703	325,400
Sterling Financial Corp.	10,472	349,032
Suffolk Bancorp*	3,592	80,102
Sun Bancorp, Inc.*	12,420	41,731
Susquehanna Bancshares, Inc.	57,350	653,216
SY Bancorp, Inc.	4,311	136,400
Talmer Bancorp, Inc., Class A*	5,491	80,388
Taylor Capital Group, Inc.*	5,334	127,589
Texas Capital Bancshares, Inc.*	12,534	813,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Tompkins Financial Corp.	4,450	$217,872
TowneBank(a)	8,124	126,003
TriCo Bancshares	4,906	127,213
Tristate Capital Holdings, Inc.*	2,067	29,372
Trustmark Corp.	20,692	524,542
UMB Financial Corp.	10,975	710,083
Umpqua Holdings Corp.(a)	34,440	641,962
Union First Market Bankshares Corp.	13,048	331,680
United Bankshares, Inc.(a)	15,192	465,179
United Community Banks, Inc.*	13,259	257,357
Univest Corp. of Pennsylvania	5,139	105,452
VantageSouth Bancshares, Inc.*(a)	3,700	26,011
ViewPoint Financial Group, Inc.	12,289	354,538
Washington Banking Co.	4,767	84,757
Washington Trust Bancorp, Inc.	4,467	167,378
Webster Financial Corp.	27,743	861,698
WesBanco, Inc.	7,990	254,322
West Bancorporation, Inc.	4,476	67,990
Westamerica Bancorporation(a)	8,324	450,162
Western Alliance Bancorp*	22,771	560,167
Wilshire Bancorp, Inc.	20,858	231,524
Wintrust Financial Corp.	13,226	643,577
Yadkin Financial Corp.*	4,416	94,547

		37,641,067

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,529	618,922
Coca-Cola Bottling Co. Consolidated	1,429	121,436
Craft Brew Alliance, Inc.*	3,250	49,628
National Beverage Corp.*	3,462	67,544

		857,530

Biotechnology 4.5%
ACADIA Pharmaceuticals, Inc.*(a)	23,706	576,767
Acceleron Pharma, Inc.*	2,201	75,935
Achillion Pharmaceuticals, Inc.*(a)	29,404	96,739
Acorda Therapeutics, Inc.*	12,465	472,548
Aegerion Pharmaceuticals, Inc.*	8,851	408,208
Agios Pharmaceuticals, Inc.*	2,111	82,646
Alnylam Pharmaceuticals, Inc.*	17,843	1,197,979
AMAG Pharmaceuticals, Inc.*	6,614	127,981
Amicus Therapeutics, Inc.*(a)	9,499	19,663
Anacor Pharmaceuticals, Inc.*	7,758	155,238
Arena Pharmaceuticals, Inc.*(a)	66,880	421,344
Argos Therapeutics, Inc.*	1,287	12,870
Arqule, Inc.*	18,307	37,529
Array BioPharma, Inc.*	38,153	179,319
Auspex Pharmaceuticals, Inc.*	2,471	76,008
AVEO Pharmaceuticals, Inc.*	15,381	22,995
BIND Therapeutics, Inc.*	1,574	18,825
BioTime, Inc.*(a)	11,325	37,259
Bluebird Bio, Inc.*	2,125	48,323
Cara Therapeutics, Inc.*	1,662	30,930
Cell Therapeutics, Inc.*(a)	40,120	136,408
Celladon Corp.*	1,946	23,196
Celldex Therapeutics, Inc.*	27,382	483,840
Cellular Dynamics International, Inc.*(a)	1,112	16,602
Cepheid, Inc.*	20,607	1,062,909
Chelsea Therapeutics International Ltd.*(a)	24,235	133,777
ChemoCentryx, Inc.*(a)	7,595	50,355
Chimerix, Inc.*	2,590	59,156
Clovis Oncology, Inc.*	5,507	381,470
Conatus Pharmaceuticals, Inc.*(a)	1,912	15,554
Concert Pharmaceuticals, Inc.*	2,046	27,519
Coronado Biosciences, Inc.*(a)	10,768	21,321
Curis, Inc.*	26,064	73,500
Cytokinetics, Inc.*	10,068	95,646
Cytori Therapeutics, Inc.*(a)	19,257	51,994
Dendreon Corp.*(a)	48,257	144,288
Dicerna Pharmaceuticals, Inc.*	1,078	30,454
Durata Therapeutics, Inc.*(b)	4,009	53,961
Dyax Corp.*	41,302	370,892
Dynavax Technologies Corp.*	80,142	144,256
Eagle Pharmaceuticals, Inc.*	1,034	13,184
Eleven Biotherapeutics, Inc.*	1,400	22,722
Emergent Biosolutions, Inc.*	8,402	212,319
Enanta Pharmaceuticals, Inc.*(a)	1,142	45,669
Enzon Pharmaceuticals, Inc.	11,802	12,156
Epizyme, Inc.*(a)	2,091	47,612
Esperion Therapeutics, Inc.*(a)	1,424	21,531
Exact Sciences Corp.*(a)	21,641	306,653
Exelixis, Inc.*	59,699	211,334
Fibrocell Science, Inc.*(a)	6,641	34,732
Five Prime Therapeutics, Inc.*	2,092	41,129
Flexion Therapeutics, Inc.*	1,387	22,816
Foundation Medicine, Inc.*(a)	2,084	67,459
Galena Biopharma, Inc.*(a)	36,222	90,555
Genocea Biosciences, Inc.*	1,198	21,792
Genomic Health, Inc.*	5,119	134,834
Geron Corp.*(a)	47,932	99,699
GlycoMimetics, Inc.*	2,471	40,351
GTx, Inc.*(a)	8,193	12,535
Halozyme Therapeutics, Inc.*(a)	29,619	376,161
Harvard Apparatus Regenerative Technology, Inc.*	1,976	17,922
Hyperion Therapeutics, Inc.*	2,539	65,506
Idenix Pharmaceuticals, Inc.*	34,460	207,794
ImmunoGen, Inc.*(a)	25,981	387,896
Immunomedics, Inc.*(a)	22,330	94,009
Infinity Pharmaceuticals, Inc.*	14,630	173,951
Insmed, Inc.*	10,588	201,596
Insys Therapeutics, Inc.*(a)	2,337	96,822
Intercept Pharmaceuticals, Inc.*	2,200	725,538
InterMune, Inc.*	30,156	1,009,321
Intrexon Corp.*(a)	3,563	93,671
Ironwood Pharmaceuticals, Inc.*	32,689	402,728
Isis Pharmaceuticals, Inc.*	34,481	1,489,924
KaloBios Pharmaceuticals, Inc.*	3,659	9,916
Karyopharm Therapeutics, Inc.*	2,413	74,538
Keryx Biopharmaceuticals, Inc.*(a)	27,394	466,794
Kindred Biosciences, Inc.*	2,648	49,067
KYTHERA Biopharmaceuticals, Inc.*(a)	3,595	142,937
Lexicon Pharmaceuticals, Inc.*(a)	69,648	120,491
Ligand Pharmaceuticals, Inc.*	5,470	367,912
MacroGenics, Inc.*(a)	1,910	53,155
MannKind Corp.*(a)	45,717	183,782
MEI Pharma, Inc.*(a)	3,633	40,435
Merrimack Pharmaceuticals, Inc.*(a)	29,728	149,829

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
MiMedx Group, Inc.*(a)	27,682	$169,691
Momenta Pharmaceuticals, Inc.*	14,563	169,659
Nanosphere, Inc.*	16,960	36,464
Navidea Biopharmaceuticals, Inc.*(a)	36,987	68,426
Neurocrine Biosciences, Inc.*	23,131	372,409
NewLink Genetics Corp.*(a)	5,631	159,920
Novavax, Inc.*	57,139	258,840
NPS Pharmaceuticals, Inc.*	30,796	921,724
OncoGenex Pharmaceutical, Inc.*	4,522	53,179
OncoMed Pharmaceuticals, Inc.*(a)	1,425	47,951
Onconova Therapeutics, Inc.*(a)	1,751	11,101
Ophthotech Corp.*(a)	2,898	103,575
OPKO Health, Inc.*(a)	57,977	540,346
Orexigen Therapeutics, Inc.*(a)	34,256	222,664
Osiris Therapeutics, Inc.*(a)	5,016	65,860
OvaScience, Inc.*(a)	3,625	32,408
PDL BioPharma, Inc.(a)	49,473	411,121
Peregrine Pharmaceuticals, Inc.*(a)	54,222	103,022
Portola Pharmaceuticals, Inc.*	3,366	87,179
Progenics Pharmaceuticals, Inc.*	21,043	86,066
Prothena Corp. PLC*	4,350	166,649
PTC Therapeutics, Inc.*	3,495	91,359
Puma Biotechnology, Inc.*	7,141	743,664
Raptor Pharmaceutical Corp.*(a)	18,238	182,380
Receptos, Inc.*	2,240	93,946
Regulus Therapeutics, Inc.*(a)	3,112	28,070
Repligen Corp.*	9,587	123,289
Retrophin, Inc.*	5,831	124,025
Rigel Pharmaceuticals, Inc.*	26,840	104,139
Sangamo BioSciences, Inc.*	20,484	370,351
Sarepta Therapeutics, Inc.*(a)	11,546	277,450
SIGA Technologies, Inc.*(a)	11,270	34,937
Spectrum Pharmaceuticals, Inc.*(a)	19,488	152,786
Stemline Therapeutics, Inc.*(a)	2,955	60,164
Sunesis Pharmaceuticals, Inc.*	11,595	76,643
Synageva BioPharma Corp.*	6,335	525,615
Synergy Pharmaceuticals, Inc.*(a)	24,779	131,576
Synta Pharmaceuticals Corp.*(a)	15,214	65,572
Targacept, Inc.*	8,334	39,587
TESARO, Inc.*	4,532	133,603
TetraLogic Pharmaceuticals Corp.*	1,114	7,107
Tetraphase Pharmaceuticals, Inc.*	4,247	46,250
TG Therapeutics, Inc.*(a)	5,545	38,261
Threshold Pharmaceuticals, Inc.*(a)	14,573	69,367
Trevena, Inc.*	2,266	17,811
Ultragenyx Pharmaceutical, Inc.*	2,033	99,393
Vanda Pharmaceuticals, Inc.*(a)	10,209	165,896
Verastem, Inc.*(a)	5,320	57,403
Vical, Inc.*(a)	23,943	30,886
Xencor, Inc.*	4,494	52,715
XOMA Corp.*	23,548	122,685
ZIOPHARM Oncology, Inc.*(a)	24,491	112,169

		24,204,334

Building Products 0.8%
AAON, Inc.	8,640	240,797
American Woodmark Corp.*	3,232	108,789
Apogee Enterprises, Inc.	8,828	293,354
Builders FirstSource, Inc.*	13,796	125,682
Continental Building Products, Inc.*	4,153	78,242
Gibraltar Industries, Inc.*	9,428	177,906
Griffon Corp.	12,522	149,513
Insteel Industries, Inc.	5,571	109,582
NCI Building Systems, Inc.*	6,357	110,993
Norcraft Cos., Inc.*	2,202	37,280
Nortek, Inc.*	2,772	227,886
Patrick Industries, Inc.*	2,061	91,364
PGT, Inc.*	10,093	116,170
Ply Gem Holdings, Inc.*	4,814	60,801
Quanex Building Products Corp.	11,389	235,525
Simpson Manufacturing Co., Inc.	12,457	440,106
Trex Co., Inc.*	5,280	386,285
Universal Forest Products, Inc.	6,100	337,574
USG Corp.*	23,535	770,065

		4,097,914

Capital Markets 2.6%
Apollo Investment Corp.	69,100	574,221
Arlington Asset Investment Corp., Class A(a)	4,732	125,303
BGC Partners, Inc., Class A	39,088	255,635
BlackRock Kelso Capital Corp.(a)	22,830	209,351
Calamos Asset Management, Inc., Class A	6,135	79,325
Capital Southwest Corp.	4,143	143,845
Capitala Finance Corp.(a)	1,224	23,599
CIFC Corp.	2,138	17,403
Cohen & Steers, Inc.(a)	5,767	229,815
Cowen Group, Inc., Class A*	29,938	132,027
Diamond Hill Investment Group, Inc.	861	113,170
Evercore Partners, Inc., Class A	9,715	536,754
FBR & Co.*	2,410	62,250
Fidus Investment Corp.(a)	4,210	81,295
Fifth Street Finance Corp.	42,076	398,039
Financial Engines, Inc.	15,020	762,716
Firsthand Technology Value Fund, Inc.	2,736	58,414
FXCM, Inc., Class A(a)	11,207	165,527
GAMCO Investors, Inc., Class A	1,843	143,109
Garrison Capital, Inc.	1,861	26,296
GFI Group, Inc.	21,232	75,374
Gladstone Capital Corp.(a)	6,534	65,863
Gladstone Investment Corp.	8,097	66,962
Golub Capital BDC, Inc.(a)	11,490	204,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Greenhill & Co., Inc.	8,674	$450,874
GSV Capital Corp.*(a)	5,970	60,536
Hercules Technology Growth Capital, Inc.(a)	18,929	266,331
HFF, Inc., Class A	10,175	341,982
Horizon Technology Finance Corp.(a)	2,599	32,513
ICG Group, Inc.*	11,687	238,648
INTL. FCStone, Inc.*	4,265	80,225
Investment Technology Group, Inc.*	11,394	230,159
Janus Capital Group, Inc.	45,844	498,324
JMP Group, Inc.	4,753	33,794
KCAP Financial, Inc.(a)	8,601	74,485
KCG Holdings, Inc., Class A*	21,820	260,313
Ladenburg Thalmann Financial Services, Inc.*	31,809	96,063
Main Street Capital Corp.(a)	12,012	394,714
Manning & Napier, Inc.	4,158	69,730
Marcus & Millichap, Inc.*	2,126	37,928
MCG Capital Corp.	21,773	82,520
Medallion Financial Corp.	6,627	87,543
Medley Capital Corp.(a)	14,501	197,359
MVC Capital, Inc.	6,926	93,847
New Mountain Finance Corp.	14,740	214,467
NGP Capital Resources Co.	6,556	44,318
Oppenheimer Holdings, Inc., Class A	3,064	85,945
PennantPark Floating Rate Capital Ltd.(a)	4,446	61,444
PennantPark Investment Corp.	20,473	226,227
Piper Jaffray Cos.*	4,938	226,160
Prospect Capital Corp.(a)	95,870	1,035,396
Pzena Investment Management, Inc., Class A	3,459	40,712
RCS Capital Corp., Class A(a)	588	22,885
Safeguard Scientifics, Inc.*	6,387	141,664
Silvercrest Asset Management Group, Inc., Class A	1,720	31,459
Solar Capital Ltd.	13,881	302,328
Solar Senior Capital Ltd.(a)	3,572	61,117
Stellus Capital Investment Corp.(a)	3,695	53,134
Stifel Financial Corp.*	19,525	971,564
SWS Group, Inc.*	8,937	66,849
TCP Capital Corp.	10,947	181,173
THL Credit, Inc.	10,440	144,072
TICC Capital Corp.(a)	16,184	158,279
Triangle Capital Corp.(a)	8,461	219,055
Virtus Investment Partners, Inc.*	2,075	359,328
Walter Investment Management Corp.*(a)	11,338	338,212
Westwood Holdings Group, Inc.	2,130	133,530
WhiteHorse Finance, Inc.	2,099	29,533
WisdomTree Investments, Inc.*(a)	30,850	404,752

		13,732,766

Chemicals 2.2%
A. Schulman, Inc.	9,039	327,754
Advanced Emissions Solutions, Inc.*	6,566	161,130
American Vanguard Corp.	8,759	189,632
Arabian American Development Co.*	6,062	65,773
Axiall Corp.	21,439	963,040
Balchem Corp.	9,111	474,865
Calgon Carbon Corp.*	16,605	362,487
Chase Corp.	1,963	61,893
Chemtura Corp.*	30,184	763,353
Ferro Corp.*	22,261	304,085
Flotek Industries, Inc.*	14,654	408,114
FutureFuel Corp.	6,654	135,076
H.B. Fuller Co.	15,447	745,781
Hawkins, Inc.	2,863	105,187
Innophos Holdings, Inc.	6,745	382,442
Innospec, Inc.	7,227	326,877
Intrepid Potash, Inc.*(a)	16,817	259,991
KMG Chemicals, Inc.	2,537	39,780
Koppers Holdings, Inc.	6,365	262,429
Kraton Performance Polymers, Inc.*	9,989	261,112
Landec Corp.*	7,940	88,610
LSB Industries, Inc.*	5,875	219,843
Marrone Bio Innovations, Inc.*(a)	1,711	23,903
Minerals Technologies, Inc.	10,702	690,921
Olin Corp.	24,657	680,780
OM Group, Inc.	9,814	326,021
OMNOVA Solutions, Inc.*	14,416	149,638
Penford Corp.*	2,963	42,549
PolyOne Corp.	30,503	1,118,240
Quaker Chemical Corp.	4,036	318,158
Sensient Technologies Corp.	15,369	866,965
Stepan Co.	5,789	373,738
Taminco Corp.*	4,858	102,067
Tredegar Corp.	7,522	173,081
Zep, Inc.	6,931	122,679

		11,897,994

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	16,782	482,315
ACCO Brands Corp.*	34,733	213,955
Acorn Energy, Inc.*(a)	6,703	22,723
ARC Document Solutions, Inc.*	11,473	85,359
Brink’s Co. (The)	14,738	420,770
Casella Waste Systems, Inc., Class A*	11,796	60,278
CECO Environmental Corp.	5,368	89,055
Cenveo, Inc.*	16,595	50,449
CompX International, Inc.	427	4,368
Courier Corp.	3,509	54,039
Deluxe Corp.	15,625	819,844
EnerNOC, Inc.*	8,036	179,042
Ennis, Inc.	8,022	132,925
G&K Services, Inc., Class A	6,008	367,509
Healthcare Services Group, Inc.	21,023	610,928
Heritage-Crystal Clean, Inc.*	2,691	48,788
Herman Miller, Inc.	18,007	578,565
HNI Corp.	13,966	510,597
InnerWorkings, Inc.*	13,540	103,716
Interface, Inc.	18,232	374,668

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Intersections, Inc.	2,935	$17,316
Kimball International, Inc., Class B	9,952	180,231
Knoll, Inc.	14,808	269,358
McGrath RentCorp	7,747	270,835
Mobile Mini, Inc.	11,780	510,781
MSA Safety, Inc.	8,706	496,242
Multi-Color Corp.	3,747	131,145
NL Industries, Inc.	2,200	23,848
Performant Financial Corp.*	6,947	62,870
Quad/Graphics, Inc.	7,694	180,424
Schawk, Inc.	4,123	82,419
SP Plus Corp.*	4,695	123,338
Steelcase, Inc., Class A	25,892	430,066
Swisher Hygiene, Inc.*	35,799	16,113
Team, Inc.*	6,325	271,089
Tetra Tech, Inc.*	19,944	590,143
TRC Cos., Inc.*	5,028	33,436
UniFirst Corp.	4,496	494,290
United Stationers, Inc.	12,453	511,445
US Ecology, Inc.	6,617	245,623
Viad Corp.	6,217	149,457
West Corp.	6,540	156,502

		10,456,864

Communications Equipment 1.7%
ADTRAN, Inc.	18,211	444,531
Alliance Fiber Optic Products, Inc.(a)	3,560	51,513
Applied Optoelectronics, Inc.*(a)	1,446	35,673
ARRIS Group, Inc.*	35,776	1,008,168
Aruba Networks, Inc.*	32,827	615,506
Aviat Networks, Inc.*	18,874	30,010
Bel Fuse, Inc., Class B	3,057	66,948
Black Box Corp.	4,921	119,777
CalAmp Corp.*	10,773	300,244
Calix, Inc.*	12,256	103,318
Ciena Corp.*(a)	31,180	709,033
Comtech Telecommunications Corp.	4,743	151,112
Digi International, Inc.*	7,928	80,469
Emulex Corp.*	24,644	182,119
Extreme Networks, Inc.*	28,487	165,225
Finisar Corp.*(a)	28,691	760,598
Harmonic, Inc.*	31,123	222,218
Infinera Corp.*	37,609	341,490
InterDigital, Inc.	12,659	419,139
Ixia*	17,287	216,087
KVH Industries, Inc.*	4,767	62,734
NETGEAR, Inc.*	11,231	378,822
Numerex Corp., Class A*(a)	4,280	46,780
Oplink Communications, Inc.*	5,800	104,168
ParkerVision, Inc.*(a)	27,019	129,691
PC-Tel, Inc.	5,593	48,827
Plantronics, Inc.	13,294	590,918
Procera Networks, Inc.*(a)	6,315	65,613
Ruckus Wireless, Inc.*	14,118	171,675
ShoreTel, Inc.*	18,021	154,981
Sonus Networks, Inc.*	58,676	197,738
TESSCO Technologies, Inc.	1,685	62,952
Ubiquiti Networks, Inc.*(a)	3,888	176,787
ViaSat, Inc.*	12,149	838,767
Westell Technologies, Inc., Class A*	13,597	50,173

		9,103,804

Construction & Engineering 0.9%
Aegion Corp.*	12,022	304,277
Ameresco, Inc., Class A*	5,905	44,642
Argan, Inc.	4,266	126,828
Comfort Systems USA, Inc.	11,426	174,132
Dycom Industries, Inc.*	10,161	321,189
EMCOR Group, Inc.	20,609	964,295
Furmanite Corp.*	11,440	112,341
Granite Construction, Inc.	11,929	476,325
Great Lakes Dredge & Dock Corp.*	18,213	166,285
Layne Christensen Co.*	6,015	109,413
MasTec, Inc.*	18,243	792,476
MYR Group, Inc.*	6,448	163,263
Northwest Pipe Co.*	2,875	103,960
Orion Marine Group, Inc.*	8,278	104,054
Pike Corp.*	7,976	85,822
Primoris Services Corp.	10,837	324,893
Sterling Construction Co., Inc.*	5,074	43,992
Tutor Perini Corp.*	11,391	326,580

		4,744,767

Construction Materials 0.2%
Headwaters, Inc.*	22,455	296,631
Texas Industries, Inc.*	6,683	598,930
United States Lime & Minerals, Inc.	580	32,654
US Concrete, Inc.*	4,307	101,215

		1,029,430

Consumer Finance 0.7%
Cash America International, Inc.	8,780	339,962
Consumer Portfolio Services, Inc.*	5,525	37,791
Credit Acceptance Corp.*	2,172	308,750
DFC Global Corp.*	12,329	108,865
Encore Capital Group, Inc.*	7,691	351,479
EZCORP, Inc., Class A*	15,770	170,158
First Cash Financial Services, Inc.*	8,977	452,979
First Marblehead Corp. (The)*(a)	2,900	17,516
Green Dot Corp., Class A*	7,877	153,838
Imperial Holdings, Inc.*	5,176	29,762
JGWPT Holdings, Inc., Class A*	3,465	63,271
Nelnet, Inc., Class A	7,035	287,731
Nicholas Financial, Inc.	3,180	50,021
Portfolio Recovery Associates, Inc.*	15,582	901,575
Regional Management Corp.*	1,645	40,566
Springleaf Holdings, Inc.*	7,469	187,845
World Acceptance Corp.*(a)	2,662	199,863

		3,701,972

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,344	49,862
Berry Plastics Group, Inc.*	17,002	393,596
Graphic Packaging Holding Co.*	60,216	611,795
Myers Industries, Inc.	8,632	171,950
UFP Technologies, Inc.*	1,701	41,436

		1,268,639

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Distributors 0.2%
Core-Mark Holding Co., Inc.	3,523	$255,770
Pool Corp.	14,304	877,121
VOXX International Corp.*	5,678	77,675
Weyco Group, Inc.	1,999	54,013

		1,264,579

Diversified Consumer Services 1.0%
American Public Education, Inc.*	5,416	189,993
Ascent Capital Group, Inc., Class A*	4,344	328,189
Bridgepoint Education, Inc.*	4,615	68,717
Bright Horizons Family Solutions, Inc.*	3,616	141,422
Capella Education Co.	3,400	214,710
Career Education Corp.*	16,898	126,059
Carriage Services, Inc.	4,866	88,756
Corinthian Colleges, Inc.*(a)	24,021	33,149
Education Management Corp.*	7,470	36,379
Grand Canyon Education, Inc.*	13,941	651,045
Hillenbrand, Inc.	16,889	546,021
Houghton Mifflin Harcourt Co.*	6,452	131,169
ITT Educational Services, Inc.*(a)	7,178	205,865
JTH Holding, Inc., Class A*(a)	1,415	39,252
K12, Inc.*	8,298	187,950
LifeLock, Inc.*	19,666	336,485
Lincoln Educational Services Corp.	7,372	27,792
Matthews International Corp., Class A	8,480	346,069
Regis Corp.	14,599	200,006
Sotheby’s	20,970	913,244
Steiner Leisure Ltd.*	4,508	208,495
Strayer Education, Inc.*	3,343	155,216
Universal Technical Institute, Inc.	6,617	85,690

		5,261,673

Diversified Financial Services 0.3%
California First National Bancorp	792	12,157
Gain Capital Holdings, Inc.	3,322	35,911
MarketAxess Holdings, Inc.	11,521	682,274
Marlin Business Services Corp.	2,515	52,337
NewStar Financial, Inc.*	8,063	111,753
PHH Corp.*	17,544	453,337
PICO Holdings, Inc.*	6,948	180,579
Resource America, Inc., Class A	3,723	31,906

		1,560,254

Diversified Telecommunication Services 0.6%
8x8, Inc.*	26,889	290,670
Atlantic Tele-Network, Inc.	2,990	197,101
Cbeyond, Inc.*	8,183	59,327
Cincinnati Bell, Inc.*	63,726	220,492
Cogent Communications Group, Inc.	14,514	515,682
Consolidated Communications Holdings, Inc.	12,313	246,383
FairPoint Communications, Inc.*	6,414	87,230
General Communication, Inc., Class A*	9,569	109,182
Hawaiian Telcom Holdco, Inc.*(a)	3,174	90,427
HickoryTech Corp.	4,134	52,874
IDT Corp., Class B	4,750	79,135
inContact, Inc.*	16,346	156,922
Inteliquent, Inc.	9,965	144,792
Iridium Communications, Inc.*	19,604	147,226
Lumos Networks Corp.	4,771	63,788
magicJack VocalTec Ltd.*(a)	5,654	120,034
ORBCOMM, Inc.*	12,755	87,372
Premiere Global Services, Inc.*	14,736	177,716
Straight Path Communications, Inc., Class B*	2,435	17,922
Towerstream Corp.*(a)	20,347	47,815
Vonage Holdings Corp.*	47,680	203,594

		3,115,684

Electric Utilities 1.3%
ALLETE, Inc.	12,265	642,931
Cleco Corp.	18,553	938,411
El Paso Electric Co.	12,346	441,123
Empire District Electric Co. (The)	13,109	318,811
IDACORP, Inc.	15,420	855,347
MGE Energy, Inc.	10,651	417,839
NRG Yield, Inc., Class A(a)	6,913	273,271
Otter Tail Corp.	11,161	343,647
PNM Resources, Inc.	24,450	660,883
Portland General Electric Co.	23,235	751,420
UIL Holdings Corp.	17,359	638,985
Unitil Corp.	4,218	138,519
UNS Energy Corp.	12,733	764,362

		7,185,549

Electrical Equipment 1.5%
Acuity Brands, Inc.	13,151	1,743,428
American Superconductor Corp.*(a)	16,418	26,433
AZZ, Inc.	7,830	349,844
Brady Corp., Class A	14,200	385,530
Capstone Turbine Corp.*(a)	93,899	200,005
Encore Wire Corp.	6,347	307,893
EnerSys, Inc.	14,773	1,023,621
Enphase Energy, Inc.*(a)	4,847	35,674
Franklin Electric Co., Inc.	14,562	619,176
FuelCell Energy, Inc.*(a)	60,922	151,087
Generac Holdings, Inc.	15,826	933,259
General Cable Corp.	15,283	391,398
Global Power Equipment Group, Inc.	5,150	102,433
GrafTech International Ltd.*(a)	35,887	391,886
II-VI, Inc.*	15,685	242,020
LSI Industries, Inc.	6,551	53,653
Polypore International, Inc.*(a)	14,328	490,161
Powell Industries, Inc.	2,829	183,319
Power Solutions International, Inc.*	663	49,838
PowerSecure International, Inc.*	6,618	155,126
Preformed Line Products Co.	791	54,223
Revolution Lighting Technologies, Inc.*(a)	8,890	28,004
Thermon Group Holdings, Inc.*	8,269	191,675
Vicor Corp.*	5,387	54,947

		8,164,633

Electronic Equipment, Instruments & Components 2.6%
Aeroflex Holding Corp.*	6,085	50,566
Agilysys, Inc.*	4,394	58,880
Anixter International, Inc.	8,320	844,646
Audience, Inc.*	3,139	39,237
Badger Meter, Inc.	4,415	243,266

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	13,523	$941,201
Benchmark Electronics, Inc.*	16,687	377,961
Checkpoint Systems, Inc.*	12,616	169,307
Cognex Corp.*	26,680	903,385
Coherent, Inc.*	7,474	488,426
Control4 Corp.*(a)	1,395	29,588
CTS Corp.	10,329	215,670
Daktronics, Inc.	11,212	161,341
DTS, Inc.*	5,377	106,250
Electro Rent Corp.	5,725	100,703
Electro Scientific Industries, Inc.	7,327	72,171
Fabrinet*	8,677	180,221
FARO Technologies, Inc.*	5,251	278,303
FEI Co.	12,816	1,320,304
GSI Group, Inc.*	9,293	121,367
Insight Enterprises, Inc.*	13,366	335,620
InvenSense, Inc.*(a)	17,441	412,828
Itron, Inc.*	12,150	431,811
KEMET Corp.*	13,609	79,068
Littelfuse, Inc.	6,788	635,628
Maxwell Technologies, Inc.*	9,019	116,525
Measurement Specialties, Inc.*	4,743	321,813
Mercury Systems, Inc.*	9,924	131,096
Mesa Laboratories, Inc.	815	73,554
Methode Electronics, Inc.	11,383	349,003
MTS Systems Corp.	4,857	332,656
Multi-Fineline Electronix, Inc.*	2,678	34,278
Neonode, Inc.*(a)	8,136	46,294
Newport Corp.*	12,010	248,367
OSI Systems, Inc.*	6,125	366,642
Park Electrochemical Corp.	6,418	191,706
PC Connection, Inc.	2,862	58,156
Plexus Corp.*	10,474	419,693
Radisys Corp.*	8,759	31,445
RealD, Inc.*(a)	12,335	137,782
Richardson Electronics Ltd.	3,438	36,993
Rofin-Sinar Technologies, Inc.*	8,637	206,943
Rogers Corp.*	5,561	347,118
Sanmina Corp.*	25,418	443,544
ScanSource, Inc.*	8,569	349,358
Speed Commerce, Inc.*	13,681	49,799
SYNNEX Corp.*	8,102	491,062
TTM Technologies, Inc.*	16,199	136,882
Uni-Pixel, Inc.*(a)	3,140	24,052
Universal Display Corp.*	12,355	394,248
Viasystems Group, Inc.*	1,144	14,323
Vishay Precision Group, Inc.*	3,717	64,601
Zygo Corp.*	5,113	77,666

		14,093,347

Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	9,154	250,911
Bolt Technology Corp.	2,645	52,292
Bristow Group, Inc.	11,098	838,121
C&J Energy Services, Inc.*	13,840	403,574
Cal Dive International, Inc.*(a)	30,298	51,507
CARBO Ceramics, Inc.(a)	6,077	838,565
CHC Group Ltd.*	10,916	80,669
Dawson Geophysical Co.	2,478	69,409
Era Group, Inc.*	6,183	181,224
Exterran Holdings, Inc.	17,676	775,623
Forum Energy Technologies, Inc.*	12,089	374,517
Geospace Technologies Corp.*	3,967	262,496
Gulf Island Fabrication, Inc.	4,383	94,717
GulfMark Offshore, Inc., Class A	8,205	368,733
Helix Energy Solutions Group, Inc.*	32,539	747,746
Hercules Offshore, Inc.*	49,024	225,020
Hornbeck Offshore Services, Inc.*	10,994	459,659
ION Geophysical Corp.*	40,973	172,496
Key Energy Services, Inc.*	46,783	432,275
Matrix Service Co.*	8,014	270,713
Mitcham Industries, Inc.*	3,977	55,439
Natural Gas Services Group, Inc.*	3,764	113,447
Newpark Resources, Inc.*	26,433	302,658
North Atlantic Drilling Ltd.	21,943	193,976
Nuverra Environmental Solutions, Inc.*	4,426	89,803
Parker Drilling Co.*	36,579	259,345
PHI, Inc., Non-Voting Shares*	3,853	170,457
Pioneer Energy Services Corp.*	19,102	247,371
RigNet, Inc.*	3,624	195,080
SEACOR Holdings, Inc.*	6,170	533,211
Tesco Corp.*	9,276	171,606
TETRA Technologies, Inc.*	24,037	307,674
TGC Industries, Inc.*	4,880	29,036
Vantage Drilling Co.*(a)	61,238	104,717
Willbros Group, Inc.*	12,198	153,939

		9,878,026

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	8,611	510,116
Casey’s General Stores, Inc.	11,773	795,737
Chefs’ Warehouse Inc. (The)*	5,069	108,477
Fairway Group Holdings Corp.*(a)	4,875	37,245
Ingles Markets, Inc., Class A	3,609	85,966
Natural Grocers by Vitamin Cottage, Inc.*	2,718	118,668
Pantry, Inc. (The)*	7,245	111,138
PriceSmart, Inc.	5,797	585,091
Rite Aid Corp.*	224,159	1,405,477
Roundy’s, Inc.	8,511	58,556
Spartan Stores, Inc.	11,245	260,996
SUPERVALU, Inc.*	62,367	426,590
Susser Holdings Corp.*(a)	5,542	346,209
United Natural Foods, Inc.*	15,140	1,073,729
Village Super Market, Inc., Class A	1,947	51,401

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
Weis Markets, Inc.	3,386	$166,760

		6,142,156

Food Products 1.7%
Alico, Inc.	895	33,741
Annie’s, Inc.*	4,174	167,753
B&G Foods, Inc.	16,248	489,227
Boulder Brands, Inc.*	18,282	322,129
Calavo Growers, Inc.	3,724	132,500
Cal-Maine Foods, Inc.	4,572	287,030
Chiquita Brands International, Inc.*	14,218	177,014
Darling International, Inc.*	48,585	972,672
Diamond Foods, Inc.*	6,858	239,550
Farmer Bros. Co.*	1,798	35,421
Fresh Del Monte Produce, Inc.	11,623	320,446
Griffin Land & Nurseries, Inc.	760	22,982
Hain Celestial Group, Inc. (The)*	11,788	1,078,248
Inventure Foods, Inc.*	4,297	60,072
J&J Snack Foods Corp.	4,592	440,694
John B. Sanfilippo & Son, Inc.	2,486	57,228
Lancaster Colony Corp.	5,686	565,302
Lifeway Foods, Inc.(a)	1,435	21,094
Limoneira Co.	3,088	70,036
Omega Protein Corp.*	6,100	73,627
Pilgrim’s Pride Corp.*	18,615	389,426
Post Holdings, Inc.*	11,805	650,692
Sanderson Farms, Inc.	7,066	554,610
Seaboard Corp.*	90	235,931
Seneca Foods Corp., Class A*	2,495	78,543
Snyder’s-Lance, Inc.	14,620	412,138
Tootsie Roll Industries, Inc.(a)	6,182	185,091
TreeHouse Foods, Inc.*	11,127	801,033

		8,874,230

Gas Utilities 0.8%
Chesapeake Utilities Corp.	2,947	186,132
Delta Natural Gas Co., Inc.	2,105	43,616
Laclede Group, Inc. (The)	10,031	472,962
New Jersey Resources Corp.	12,839	639,382
Northwest Natural Gas Co.	8,273	364,095
Piedmont Natural Gas Co., Inc.	23,206	821,260
South Jersey Industries, Inc.	9,828	551,252
Southwest Gas Corp.	14,226	760,380
WGL Holdings, Inc.	15,894	636,714

		4,475,793

Health Care Equipment & Supplies 3.4%
Abaxis, Inc.*(a)	6,794	264,151
ABIOMED, Inc.*(a)	11,898	309,824
Accuray, Inc.*(a)	22,701	217,930
Align Technology, Inc.*	22,457	1,163,048
Alphatec Holdings, Inc.*	18,683	28,024
Analogic Corp.	3,758	308,569
AngioDynamics, Inc.*	7,544	118,818
Anika Therapeutics, Inc.*	3,699	152,029
Antares Pharma, Inc.*	34,533	120,865
ArthroCare Corp.*	8,662	417,422
AtriCure, Inc.*	7,416	139,495
Atrion Corp.	477	146,029
Biolase, Inc.*(a)	10,911	26,295
Cantel Medical Corp.	10,069	339,527
Cardiovascular Systems, Inc.*	8,012	254,701
Cerus Corp.*(a)	21,333	102,398
CONMED Corp.	8,520	370,194
CryoLife, Inc.	8,308	82,748
Cutera, Inc.*	4,446	49,751
Cyberonics, Inc.*	8,485	553,646
Cynosure, Inc., Class A*	5,889	172,548
Derma Sciences, Inc.*	6,219	78,857
DexCom, Inc.*	21,702	897,595
Endologix, Inc.*	19,305	248,455
Exactech, Inc.*	2,871	64,770
GenMark Diagnostics, Inc.*	10,978	109,121
Globus Medical, Inc., Class A*	16,763	445,728
Greatbatch, Inc.*	7,341	337,099
Haemonetics Corp.*	15,695	511,500
HeartWare International, Inc.*	5,020	470,776
ICU Medical, Inc.*	3,962	237,244
Inogen, Inc.*	1,558	25,723
Insulet Corp.*	16,407	778,020
Integra LifeSciences Holdings Corp.*	7,039	323,724
Invacare Corp.	9,771	186,333
LDR Holding Corp.*(a)	1,774	60,901
Masimo Corp.*	14,968	408,776
Medical Action Industries, Inc.*	4,340	30,250
Meridian Bioscience, Inc.	12,784	278,563
Merit Medical Systems, Inc.*	13,073	186,944
Natus Medical, Inc.*	9,352	241,282
Neogen Corp.*	11,017	495,214
NuVasive, Inc.*	13,584	521,761
NxStage Medical, Inc.*	18,342	233,677
OraSure Technologies, Inc.*	17,140	136,606
Orthofix International NV*	5,627	169,654
Oxford Immunotec Global PLC*(a)	1,886	37,852
PhotoMedex, Inc.*(a)	4,057	64,222
Quidel Corp.*(a)	8,596	234,671
Rockwell Medical, Inc.*(a)	12,081	152,945
RTI Surgical, Inc.*	17,001	69,364
Spectranetics Corp.*	12,396	375,723
Staar Surgical Co.*	11,254	211,575
STERIS Corp.	18,105	864,514
SurModics, Inc.*	4,213	95,214
Symmetry Medical, Inc.*	11,356	114,241
Tandem Diabetes Care, Inc.*	2,862	63,222
TearLab Corp.*(a)	8,906	60,205
Thoratec Corp.*	17,611	630,650
Tornier NV*	7,960	168,911
Unilife Corp.*(a)	31,559	128,445
Utah Medical Products, Inc.	1,000	57,830
Vascular Solutions, Inc.*	5,061	132,548
Veracyte, Inc.*	1,574	26,963
Volcano Corp.*	16,761	330,359
West Pharmaceutical Services, Inc.	21,237	935,490
Wright Medical Group, Inc.*	12,407	385,485
ZELTIQ Aesthetics, Inc.*	5,415	106,188

		18,063,202

Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*	10,870	490,454
Addus HomeCare Corp.*	1,658	38,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Air Methods Corp.*	11,942	$638,061
Alliance HealthCare Services, Inc.*	1,503	50,395
Almost Family, Inc.*	2,526	58,351
Amedisys, Inc.*	9,616	143,182
AMN Healthcare Services, Inc.*	14,149	194,407
Amsurg Corp.*	9,822	462,420
Bio-Reference Labs, Inc.*(a)	7,481	207,074
BioScrip, Inc.*	17,858	124,649
Capital Senior Living Corp.*	8,829	229,466
Centene Corp.*	16,706	1,039,948
Chemed Corp.(a)	5,416	484,461
Chindex International, Inc.*	3,826	73,000
Corvel Corp.*	3,493	173,812
Cross Country Healthcare, Inc.*	8,339	67,296
Emeritus Corp.*	12,388	389,479
Ensign Group, Inc. (The)	5,966	260,356
ExamWorks Group, Inc.*	9,866	345,409
Five Star Quality Care, Inc.*	13,130	63,812
Gentiva Health Services, Inc.*	9,614	87,680
Hanger, Inc.*	10,651	358,726
HealthSouth Corp.	26,783	962,313
Healthways, Inc.*	10,473	179,507
IPC The Hospitalist Co., Inc.*	5,147	252,615
Kindred Healthcare, Inc.	16,590	388,538
Landauer, Inc.	2,917	132,228
LHC Group, Inc.*	3,708	81,798
Magellan Health Services, Inc.*	8,304	492,842
Molina Healthcare, Inc.*	8,700	326,772
MWI Veterinary Supply, Inc.*	3,929	611,431
National HealthCare Corp.	3,322	185,268
National Research Corp., Class B*	311	13,647
National Research Corp., Class A*	2,717	45,075
Owens & Minor, Inc.	19,441	681,018
PharMerica Corp.*	9,118	255,122
Providence Service Corp. (The)*	3,280	92,758
Select Medical Holdings Corp.	15,085	187,808
Skilled Healthcare Group, Inc., Class A*	5,890	31,040
Surgical Care Affiliates, Inc.*	3,477	106,918
Team Health Holdings, Inc.*	21,092	943,867
Triple-S Management Corp., Class B*	7,258	117,144
U.S. Physical Therapy, Inc.	3,684	127,356
Universal American Corp.	11,738	82,988
USMD Holdings, Inc.*	327	4,169
WellCare Health Plans, Inc.*	13,342	847,484

		13,130,361

Health Care Technology 0.9%
athenahealth, Inc.*	11,280	1,807,507
Computer Programs & Systems, Inc.	3,406	220,028
HealthStream, Inc.*	6,147	164,125
HMS Holdings Corp.*	26,945	513,302
MedAssets, Inc.*	18,717	462,497
Medidata Solutions, Inc.*	16,322	886,937
Merge Healthcare, Inc.*	20,218	49,332
Omnicell, Inc.*	11,175	319,829
Quality Systems, Inc.	12,209	206,088
Vocera Communications, Inc.*	6,497	106,096

		4,735,741

Hotels, Restaurants & Leisure 2.6%
Biglari Holdings, Inc.*	444	216,446
BJ’s Restaurants, Inc.*	7,544	246,764
Bloomin’ Brands, Inc.*	16,993	409,531
Bob Evans Farms, Inc.	7,595	379,978
Boyd Gaming Corp.*	21,359	281,939
Bravo Brio Restaurant Group, Inc.*	6,026	85,027
Buffalo Wild Wings, Inc.*	5,757	857,217
Caesars Entertainment Corp.*(a)	12,403	235,781
Carrols Restaurant Group, Inc.*	7,188	51,538
Cheesecake Factory, Inc. (The)	16,372	779,798
Churchill Downs, Inc.	4,221	385,377
Chuy’s Holdings, Inc.*	4,982	214,923
ClubCorp Holdings, Inc.	6,392	120,809
Cracker Barrel Old Country Store, Inc.*	6,033	586,649
Del Frisco’s Restaurant Group, Inc.*	3,292	91,847
Denny’s Corp.*	28,115	180,779
Diamond Resorts International, Inc.*	5,520	93,564
DineEquity, Inc.	5,085	396,986
Diversified Restaurant Holdings, Inc.*	3,300	16,500
Einstein Noah Restaurant Group, Inc.	2,018	33,216
Fiesta Restaurant Group, Inc.*	6,881	313,705
Ignite Restaurant Group, Inc.*(a)	2,293	32,263
International Speedway Corp., Class A	8,538	290,207
Interval Leisure Group, Inc.	12,098	316,242
Intrawest Resorts Holdings, Inc.*	5,516	71,929
Isle of Capri Casinos, Inc.*	6,423	49,264
Jack in the Box, Inc.*	12,861	758,027
Jamba, Inc.*	5,132	61,558
Krispy Kreme Doughnuts, Inc.*	20,112	356,586
Life Time Fitness, Inc.*	13,219	635,834
Luby’s, Inc.*	6,173	38,026
Marcus Corp. (The)	5,651	94,372
Marriott Vacations Worldwide Corp.*	8,961	501,010
Monarch Casino & Resort, Inc.*	2,664	49,364
Morgans Hotel Group Co.*	8,240	66,250
Multimedia Games Holding Co., Inc.*	8,857	257,207
Nathan’s Famous, Inc.*	827	40,515
Noodles & Co.*(a)	1,871	73,848
Orient-Express Hotels Ltd., Class A*	29,459	424,504
Papa John’s International, Inc.	9,834	512,450
Pinnacle Entertainment, Inc.*	17,757	420,841
Popeyes Louisiana Kitchen, Inc.*	7,331	297,932
Potbelly Corp.*(a)	2,599	46,444
Red Robin Gourmet Burgers, Inc.*	4,349	311,736
Ruby Tuesday, Inc.*	18,652	104,638
Ruth’s Hospitality Group, Inc.	10,970	132,627
Scientific Games Corp., Class A*	14,696	201,776
Sonic Corp.*	17,254	393,219
Speedway Motorsports, Inc.	3,502	65,592
Texas Roadhouse, Inc.	19,170	499,954
Town Sports International Holdings, Inc.	7,319	62,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	11,029	$768,721

		13,913,448

Household Durables 1.1%
Bassett Furniture Industries, Inc.	3,348	49,718
Beazer Homes USA, Inc.*(a)	7,680	154,214
Blyth, Inc.(a)	2,827	30,334
Cavco Industries, Inc.*	2,133	167,334
CSS Industries, Inc.	2,608	70,416
Ethan Allen Interiors, Inc.	7,634	194,285
EveryWare Global, Inc.*(a)	3,144	14,337
Flexsteel Industries, Inc.	1,501	56,468
Helen of Troy Ltd.*	9,795	678,108
Hooker Furniture Corp.	3,251	50,911
Hovnanian Enterprises, Inc., Class A*(a)	34,515	163,256
Installed Building Products, Inc.*	2,630	36,688
iRobot Corp.*	8,681	356,355
KB Home	25,674	436,201
La-Z-Boy, Inc.	16,079	435,741
LGI Homes, Inc.*	2,970	51,233
Libbey, Inc.*	6,428	167,128
Lifetime Brands, Inc.	3,094	55,259
M.D.C. Holdings, Inc.	12,027	340,124
M/I Homes, Inc.*	7,403	165,975
Meritage Homes Corp.*	11,911	498,833
NACCO Industries, Inc., Class A	1,443	78,225
New Home Co., Inc. (The)*	2,758	39,274
Ryland Group, Inc. (The)	14,166	565,648
Skullcandy, Inc.*	5,544	50,894
Standard Pacific Corp.*	45,541	378,446
TRI Pointe Homes, Inc.*(a)	4,523	73,408
UCP, Inc., Class A*	2,341	35,255
Universal Electronics, Inc.*	4,873	187,074
WCI Communities, Inc.*	2,112	41,733
William Lyon Homes, Class A*	4,243	117,149
ZAGG, Inc.*	9,414	43,493

		5,783,517

Household Products 0.2%
Central Garden and Pet Co., Class A*	12,771	105,616
Harbinger Group, Inc.*	10,182	124,526
Oil-Dri Corp. of America	1,491	51,499
Orchids Paper Products Co.	1,815	55,539
Spectrum Brands Holdings, Inc.	6,601	526,100
WD-40 Co.	4,748	368,302

		1,231,582

Independent Power and Renewable Electricity Producers 0.2%
Atlantic Power Corp.(a)	36,644	106,268
Dynegy, Inc.*	30,707	765,833
Genie Energy Ltd., Class B*	3,893	38,813
Ormat Technologies, Inc.	5,386	161,634
Pattern Energy Group, Inc.	5,650	153,284

		1,225,832

Industrial Conglomerates 0.1%
Raven Industries, Inc.	11,166	365,687

Information Technology Services 2.0%
Acxiom Corp.*	22,692	780,491
Blackhawk Network Holdings, Inc.*(a)	3,493	85,194
CACI International, Inc., Class A*	7,080	522,504
Cardtronics, Inc.*	13,773	535,081
Cass Information Systems, Inc.	3,155	162,672
CIBER, Inc.*	22,685	103,897
Computer Task Group, Inc.	4,780	81,212
Convergys Corp.	32,259	706,795
CSG Systems International, Inc.	10,406	270,972
Datalink Corp.*	5,918	82,438
EPAM Systems, Inc.*	6,707	220,660
Euronet Worldwide, Inc.*	15,310	636,743
EVERTEC, Inc.	9,099	224,745
ExlService Holdings, Inc.*	10,027	309,935
Forrester Research, Inc.	3,846	137,879
Global Cash Access Holdings, Inc.*	20,079	137,742
Hackett Group, Inc. (The)	7,839	46,877
Heartland Payment Systems, Inc.(a)	11,157	462,458
Higher One Holdings, Inc.*	9,617	69,531
iGATE Corp.*	10,703	337,573
Lionbridge Technologies, Inc.*	17,844	119,733
Luxoft Holding, Inc.*	1,454	50,992
ManTech International Corp., Class A	7,323	215,369
MAXIMUS, Inc.	20,976	940,983
ModusLink Global Solutions, Inc.*	11,257	47,617
MoneyGram International, Inc.*	6,568	115,925
Planet Payment, Inc.*	12,679	34,740
PRGX Global, Inc.*	8,879	61,531
Sapient Corp.*	33,876	577,925
ServiceSource International, Inc.*	18,781	158,512
Sykes Enterprises, Inc.*	12,057	239,573
Syntel, Inc.*	4,743	426,396
TeleTech Holdings, Inc.*	6,080	149,021
Unisys Corp.*	15,696	478,100
Virtusa Corp.*	6,988	234,168
WEX, Inc.*	11,914	1,132,426

		10,898,410

Insurance 2.3%
Ambac Financial Group, Inc.*	12,958	402,087
American Equity Investment Life Holding Co.	19,667	464,535
AMERISAFE, Inc.	5,667	248,838
AmTrust Financial Services, Inc.(a)	9,549	359,138
Argo Group International Holdings Ltd.	8,366	383,999
Baldwin & Lyons, Inc., Class B	2,836	74,558
Blue Capital Reinsurance Holdings Ltd.*(a)	1,850	32,171
Citizens, Inc.*	13,340	98,716
CNO Financial Group, Inc.	68,221	1,234,800
Crawford & Co., Class B	7,979	87,051
Donegal Group, Inc., Class A	2,279	33,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
eHealth, Inc.*	5,657	$287,376
EMC Insurance Group, Inc.	1,394	49,529
Employers Holdings, Inc.	9,481	191,801
Enstar Group Ltd.*	2,930	399,388
FBL Financial Group, Inc., Class A	2,753	119,260
Fidelity & Guaranty Life	3,512	82,883
First American Financial Corp.	33,252	882,841
Fortegra Financial Corp.*	1,902	13,371
Global Indemnity PLC*	2,584	68,063
Greenlight Capital Re Ltd., Class A*	8,690	285,032
Hallmark Financial Services, Inc.*	4,245	35,276
HCI Group, Inc.(a)	2,981	108,508
Health Insurance Innovations, Inc., Class A*	1,374	14,207
Hilltop Holdings, Inc.*	20,466	486,886
Horace Mann Educators Corp.	12,214	354,206
Independence Holding Co.	2,355	31,604
Infinity Property & Casualty Corp.	3,537	239,207
Investors Title Co.	413	31,347
Kansas City Life Insurance Co.	1,194	57,551
Maiden Holdings Ltd.	15,283	190,732
Meadowbrook Insurance Group, Inc.	15,206	88,651
Montpelier Re Holdings Ltd.	12,749	379,410
National Interstate Corp.	2,034	54,532
National Western Life Insurance Co., Class A	671	164,059
Navigators Group, Inc. (The)*	3,204	196,694
OneBeacon Insurance Group Ltd., Class A	7,005	108,297
Phoenix Cos., Inc. (The)*	1,765	91,339
Platinum Underwriters Holdings Ltd.	8,468	508,927
Primerica, Inc.	17,512	824,990
RLI Corp.(a)	13,103	579,677
Safety Insurance Group, Inc.	3,991	214,915
Selective Insurance Group, Inc.	17,047	397,536
State Auto Financial Corp.	4,623	98,516
Stewart Information Services Corp.	6,552	230,172
Symetra Financial Corp.	25,035	496,194
Third Point Reinsurance Ltd.*	7,878	124,866
Tower Group International Ltd.	17,435	47,074
United Fire Group, Inc.	6,306	191,387
Universal Insurance Holdings, Inc.	7,984	101,397

		12,246,822

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	7,971	44,877
Blue Nile, Inc.*	3,794	132,031
FTD Cos., Inc.*	5,658	179,981
HSN, Inc.	10,389	620,535
Nutrisystem, Inc.	8,772	132,194
Orbitz Worldwide, Inc.*	7,231	56,691
Overstock.com, Inc.*(a)	3,398	66,940
PetMed Express, Inc.(a)	6,229	83,531
RetailMeNot, Inc.*	3,075	98,400
Shutterfly, Inc.*	11,670	498,076
ValueVision Media, Inc., Class A*	11,828	57,484
Vitacost.com, Inc.*	6,890	48,850

		2,019,590

Internet Software & Services 2.8%
Angie’s List, Inc.*	12,914	157,293
Bankrate, Inc.*	14,225	240,972
Bazaarvoice, Inc.*(a)	15,634	114,128
Benefitfocus, Inc.*(a)	1,543	72,475
Blucora, Inc.*	12,602	248,133
Brightcove, Inc.*	8,597	84,509
Carbonite, Inc.*	3,739	38,100
Care.com, Inc.*	2,016	33,365
ChannelAdvisor Corp.*	1,939	73,178
Chegg, Inc.*(a)	4,524	31,668
comScore, Inc.*	10,977	359,936
Constant Contact, Inc.*	9,430	230,658
Conversant, Inc.*	20,521	577,666
Cornerstone OnDemand, Inc.*	12,404	593,780
CoStar Group, Inc.*	8,761	1,636,029
Cvent, Inc.*	1,996	72,155
Dealertrack Technologies, Inc.*	13,354	656,883
Demand Media, Inc.*	11,217	54,402
Demandware, Inc.*	5,667	363,028
Dice Holdings, Inc.*	11,726	87,476
Digital River, Inc.*	10,245	178,570
E2open, Inc.*(a)	5,044	118,887
EarthLink Holdings Corp.	31,604	114,090
eGain Corp.*(a)	3,937	27,795
Endurance International Group Holdings, Inc.*(a)	6,622	86,152
Envestnet, Inc.*	7,297	293,194
Global Eagle Entertainment, Inc.*	8,682	137,002
Gogo, Inc.*	3,392	69,672
Internap Network Services Corp.*	16,391	116,048
IntraLinks Holdings, Inc.*	11,848	121,205
j2 Global, Inc.	14,115	706,456
Limelight Networks, Inc.*	16,387	35,724
Liquidity Services, Inc.*(a)	7,663	199,621
LivePerson, Inc.*	16,945	204,526
LogMeIn, Inc.*	7,466	335,149
Marchex, Inc., Class B	6,978	73,339
Marin Software, Inc.*	2,734	28,898
Marketo, Inc.*	2,335	76,284
Millennial Media, Inc.*(a)	10,767	74,508
Monster Worldwide, Inc.*	29,547	221,012
Move, Inc.*	12,215	141,205
Net Element International, Inc.*(a)	600	2,082
NIC, Inc.	19,944	385,119
OpenTable, Inc.*	7,000	538,510
Perficient, Inc.*	10,221	185,205
QuinStreet, Inc.*	9,614	63,837
RealNetworks, Inc.*	6,796	51,514
Reis, Inc.*	2,500	45,125
Rocket Fuel, Inc.*(a)	1,629	69,852
SciQuest, Inc.*	6,965	188,160
Shutterstock, Inc.*	2,276	165,260
Spark Networks, Inc.*(a)	5,251	27,463
SPS Commerce, Inc.*	4,924	302,580
Stamps.com, Inc.*	4,223	141,724
Support.com, Inc.*	15,997	40,792
TechTarget, Inc.*	3,637	26,223
Textura Corp.*(a)	1,659	41,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Travelzoo, Inc.*	2,473	$56,632
Tremor Video, Inc.*	2,093	8,623
Trulia, Inc.*(a)	8,514	282,665
United Online, Inc.	4,087	47,246
Unwired Planet, Inc.*(a)	30,536	66,263
Vistaprint NV*(a)	10,028	493,578
Vocus, Inc.*	5,683	75,754
Web.com Group, Inc.*	12,882	438,374
WebMD Health Corp.*	8,736	361,670
Wix.com Ltd.*(a)	2,526	58,022
XO Group, Inc.*	8,092	82,053
Xoom Corp.*	2,493	48,663
Yelp, Inc.*	9,969	766,915
YuMe, Inc.*(a)	1,691	12,361
Zillow, Inc., Class A*(a)	7,157	630,532
Zix Corp.*	18,938	78,403

		14,868,194

Leisure Products 0.5%
Arctic Cat, Inc.	4,030	192,594
Black Diamond, Inc.*(a)	6,882	84,167
Brunswick Corp.	27,779	1,258,111
Callaway Golf Co.	23,719	242,408
JAKKS Pacific, Inc.(a)	6,027	43,515
Johnson Outdoors, Inc., Class A	1,527	38,816
LeapFrog Enterprises, Inc.*(a)	19,620	147,150
Malibu Boats, Inc., Class A*	2,522	56,039
Marine Products Corp.	3,339	25,109
Nautilus, Inc.*	9,518	91,658
Smith & Wesson Holding Corp.*(a)	17,087	249,812
Sturm Ruger & Co., Inc.(a)	5,933	354,794

		2,784,173

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(a)	3,391	73,958
Affymetrix, Inc.*(a)	21,765	155,184
Albany Molecular Research, Inc.*	7,169	133,272
Cambrex Corp.*	9,250	174,548
Fluidigm Corp.*	7,806	344,010
Furiex Pharmaceuticals, Inc.*	2,042	177,654
Harvard Bioscience, Inc.*	8,336	39,513
Luminex Corp.*	11,436	207,106
NeoGenomics, Inc.*	9,781	33,940
Pacific Biosciences of California, Inc.*	15,872	84,915
PAREXEL International Corp.*	17,453	944,033
Sequenom, Inc.*(a)	35,485	86,938

		2,455,071

Machinery 3.1%
Accuride Corp.*(a)	12,022	53,257
Actuant Corp., Class A	22,474	767,487
Alamo Group, Inc.	2,183	118,602
Albany International Corp., Class A	8,594	305,431
Altra Industrial Motion Corp.	8,297	296,203
American Railcar Industries, Inc.(a)	2,916	204,207
Ampco-Pittsburgh Corp.	2,607	49,194
Astec Industries, Inc.	6,273	275,447
Barnes Group, Inc.	16,511	635,178
Blount International, Inc.*	15,079	179,440
Briggs & Stratton Corp.	14,804	329,389
Chart Industries, Inc.*	9,312	740,770
CIRCOR International, Inc.	5,394	395,542
CLARCOR, Inc.	15,258	875,046
Columbus McKinnon Corp.*	5,973	160,017
Commercial Vehicle Group, Inc.*	7,381	67,315
Douglas Dynamics, Inc.	6,780	118,108
Dynamic Materials Corp.	4,153	79,073
Energy Recovery, Inc.*(a)	13,469	71,655
EnPro Industries, Inc.*	6,411	465,887
ESCO Technologies, Inc.	8,124	285,884
ExOne Co. (The)*(a)	2,023	72,484
Federal Signal Corp.*	19,184	285,842
FreightCar America, Inc.	3,643	84,663
Gerber Scientific, Inc.*(b)	8,390	0
Global Brass & Copper Holdings, Inc.	2,446	38,573
Gorman-Rupp Co. (The)	5,764	183,238
Graham Corp.	3,040	96,824
Greenbrier Cos., Inc. (The)*	7,509	342,410
Hardinge, Inc.	3,858	55,555
Hurco Cos., Inc.	1,983	52,906
Hyster-Yale Materials Handling, Inc.	3,232	315,120
John Bean Technologies Corp.	8,882	274,454
Kadant, Inc.	3,421	124,764
LB Foster Co., Class A	3,107	145,563
Lindsay Corp.(a)	3,950	348,311
Lydall, Inc.*	5,209	119,130
Manitex International, Inc.*	4,182	68,167
Meritor, Inc.*	29,925	366,581
Middleby Corp. (The)*	5,769	1,524,227
Miller Industries, Inc.	3,439	67,164
Mueller Industries, Inc.	17,126	513,609
Mueller Water Products, Inc., Class A	48,490	460,655
NN, Inc.	5,193	102,302
Omega Flex, Inc.	776	16,637
PMFG, Inc.*	6,421	38,333
Proto Labs, Inc.*	5,233	354,117
RBC Bearings, Inc.*	7,061	449,786
Rexnord Corp.*	9,316	269,978
Standex International Corp.	3,900	208,962
Sun Hydraulics Corp.	6,596	285,673
Tecumseh Products Co., Class A*	5,595	38,605
Tennant Co.	5,656	371,147
Titan International, Inc.	16,449	312,367
TriMas Corp.*	13,802	458,226
Twin Disc, Inc.	2,528	66,588
Wabash National Corp.*	21,026	289,318
Watts Water Technologies, Inc., Class A	8,764	514,359
Woodward, Inc.	21,122	877,197
Xerium Technologies, Inc.*	3,330	53,447

		16,720,414

Marine 0.2%
International Shipholding Corp.	1,690	49,754
Matson, Inc.	13,128	324,130
Scorpio Bulkers, Inc.*	40,540	409,859
Ultrapetrol (Bahamas) Ltd.*	6,670	20,677

		804,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media 1.3%
AH Belo Corp., Class A	5,838	$67,604
AMC Entertainment Holdings, Inc., Class A*	6,463	156,728
Beasley Broadcasting Group, Inc., Class A	1,367	12,440
Carmike Cinemas, Inc.*	7,084	211,528
Central European Media Enterprises Ltd., Class A*(a)	23,538	69,202
Crown Media Holdings, Inc., Class A*	10,862	41,710
Cumulus Media, Inc., Class A*	28,619	197,757
Daily Journal Corp.*(a)	279	48,259
Dex Media, Inc.*(a)	5,335	49,082
E.W. Scripps Co. (The), Class A*	9,603	170,165
Entercom Communications Corp., Class A*	7,317	73,682
Entravision Communications Corp., Class A	17,041	114,175
Global Sources Ltd.*	5,923	53,070
Gray Television, Inc.*	15,392	159,615
Harte-Hanks, Inc.	13,151	116,255
Hemisphere Media Group, Inc.*(a)	2,713	34,157
Journal Communications, Inc., Class A*	13,407	118,786
Live Nation Entertainment, Inc.*	43,216	939,948
Loral Space & Communications, Inc.*	4,001	282,991
Martha Stewart Living Omnimedia, Inc., Class A*(a)	7,494	33,948
McClatchy Co. (The), Class A*(a)	18,679	119,919
MDC Partners, Inc., Class A	12,232	279,134
Media General, Inc.*(a)	5,983	109,908
Meredith Corp.	10,977	509,662
National CineMedia, Inc.	18,564	278,460
New York Times Co. (The), Class A	39,619	678,277
Nexstar Broadcasting Group, Inc., Class A	9,016	338,280
ReachLocal, Inc.*	3,188	31,402
Reading International, Inc., Class A*	5,412	39,670
Rentrak Corp.*	3,210	193,499
Saga Communications, Inc., Class A	1,482	73,641
Salem Communications Corp., Class A	3,145	31,418
Scholastic Corp.	8,123	280,081
SFX Entertainment, Inc.*(a)	6,050	42,652
Sinclair Broadcast Group, Inc., Class A	21,008	569,107
Sizmek, Inc.*	7,377	78,417
World Wrestling Entertainment, Inc., Class A(a)	8,830	255,010

		6,859,639

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	41,869	302,294
Allied Nevada Gold Corp.*(a)	31,748	136,834
AM Castle & Co.*	5,290	77,710
AMCOL International Corp.	8,554	391,602
Century Aluminum Co.*	15,801	208,731
Coeur Mining, Inc.*	31,140	289,291
Commercial Metals Co.	35,890	677,603
General Moly, Inc.*	17,578	17,402
Globe Specialty Metals, Inc.	19,809	412,423
Gold Resource Corp.(a)	10,337	49,411
Handy & Harman Ltd.*	1,630	35,876
Haynes International, Inc.	3,792	204,768
Hecla Mining Co.(a)	102,105	313,462
Horsehead Holding Corp.*	15,498	260,676
Kaiser Aluminum Corp.	5,802	414,379
Materion Corp.	6,319	214,404
Midway Gold Corp.*(a)	34,410	36,131
Molycorp, Inc.*(a)	45,758	214,605
Noranda Aluminum Holding Corp.	10,243	42,099
Olympic Steel, Inc.	2,737	78,552
Paramount Gold and Silver Corp.*(a)	42,912	52,782
RTI International Metals, Inc.*	9,623	267,327
Schnitzer Steel Industries, Inc., Class A	7,909	228,175
Stillwater Mining Co.*	36,271	537,174
SunCoke Energy, Inc.*	21,492	490,877
U.S. Silica Holdings, Inc.(a)	6,607	252,189
Universal Stainless & Alloy Products, Inc.*	2,129	71,896
Walter Energy, Inc.(a)	19,153	144,797
Worthington Industries, Inc.	16,237	621,065

		7,044,535

Multiline Retail 0.1%
Bon-Ton Stores, Inc. (The)(a)	4,132	45,369
Burlington Stores, Inc.*	4,726	139,511
Fred’s, Inc., Class A	11,293	203,387
Gordmans Stores, Inc.	2,778	15,168
Tuesday Morning Corp.*	13,217	187,021

		590,456

Multi-Utilities 0.4%
Avista Corp.	18,405	564,113
Black Hills Corp.	13,642	786,462
NorthWestern Corp.	11,633	551,753

		1,902,328

Oil, Gas & Consumable Fuels 3.6%
Abraxas Petroleum Corp.*	24,941	98,766
Adams Resources & Energy, Inc.	618	35,795
Alon USA Energy, Inc.	7,184	107,329
Alpha Natural Resources, Inc.*	67,822	288,243
Amyris, Inc.*(a)	7,867	29,344
Apco Oil and Gas International, Inc.*	2,754	39,795
Approach Resources, Inc.*(a)	10,716	224,072
Arch Coal, Inc.(a)	65,196	314,245
Athlon Energy, Inc.*	5,556	196,960
Bill Barrett Corp.*	14,970	383,232
Bonanza Creek Energy, Inc.*	9,041	401,420
BPZ Resources, Inc.*(a)	36,344	115,574
Callon Petroleum Co.*	12,164	101,813
Carrizo Oil & Gas, Inc.*	13,948	745,660
Clayton Williams Energy, Inc.*	1,810	204,548
Clean Energy Fuels Corp.*(a)	20,963	187,409

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy, Inc.*	18,676	$394,811
Comstock Resources, Inc.	14,831	338,888
Contango Oil & Gas Co.*	4,551	217,265
Delek US Holdings, Inc.	11,415	331,492
Diamondback Energy, Inc.*	6,505	437,852
Emerald Oil, Inc.*	17,486	117,506
Endeavour International Corp.*(a)	15,546	50,524
Energy XXI (Bermuda) Ltd.(a)	22,427	528,604
EPL Oil & Gas, Inc.*	9,180	354,348
Equal Energy Ltd.	10,805	49,487
Evolution Petroleum Corp.	5,185	66,005
EXCO Resources, Inc.(a)	52,302	292,891
Forest Oil Corp.*	36,533	69,778
Frontline Ltd.*(a)	17,714	69,616
FX Energy, Inc.*(a)	16,123	53,851
GasLog Ltd.	9,214	214,594
Gastar Exploration, Inc.*	17,149	93,805
Goodrich Petroleum Corp.*(a)	9,638	152,473
Green Plains Renewable Energy, Inc.	7,753	232,280
Halcon Resources Corp.*(a)	71,175	308,188
Hallador Energy Co.	2,707	23,145
Isramco, Inc.*	286	37,898
Jones Energy, Inc., Class A*	3,472	52,566
KiOR, Inc., Class A*(a)	13,945	7,990
Knightsbridge Tankers Ltd.	9,417	127,600
Kodiak Oil & Gas Corp.*	81,498	989,386
L&L Energy, Inc.*(a)(b)	9,572	16,081
Magnum Hunter Resources Corp.*	52,773	448,570
Matador Resources Co.*	17,857	437,318
Midstates Petroleum Co., Inc.*(a)	10,176	54,543
Miller Energy Resources, Inc.*(a)	9,346	54,954
Nordic American Tankers Ltd.(a)	23,133	227,629
Northern Oil and Gas, Inc.*	19,592	286,435
Panhandle Oil and Gas, Inc., Class A	2,146	93,587
PDC Energy, Inc.*	10,933	680,689
Penn Virginia Corp.*	16,959	296,613
PetroQuest Energy, Inc.*	17,314	98,690
Quicksilver Resources, Inc.*(a)	38,087	100,169
Renewable Energy Group, Inc.*(a)	6,525	78,170
Rentech, Inc.*	68,688	130,507
Resolute Energy Corp.*	20,821	149,911
REX American Resources Corp.*	1,663	94,874
Rex Energy Corp.*	13,877	259,639
Rosetta Resources, Inc.*	18,763	873,981
RSP Permian, Inc.*	7,061	203,992
Sanchez Energy Corp.*	11,689	346,345
Scorpio Tankers, Inc.	56,717	565,468
SemGroup Corp., Class A	12,914	848,192
Ship Finance International Ltd.(a)	17,230	309,623
Solazyme, Inc.*(a)	14,644	170,017
Stone Energy Corp.*	15,344	643,988
Swift Energy Co.*(a)	13,263	142,710
Synergy Resources Corp.*	15,470	166,303
Targa Resources Corp.	10,100	1,002,526
Teekay Tankers Ltd., Class A	18,942	67,055
Triangle Petroleum Corp.*(a)	20,903	172,241
Uranium Energy Corp.*(a)	26,620	35,138
Ur-Energy, Inc.*(a)	39,355	61,000
VAALCO Energy, Inc.*	17,668	151,061
W&T Offshore, Inc.	10,705	185,304
Warren Resources, Inc.*	22,373	107,390
Western Refining, Inc.(a)	16,639	642,265
Westmoreland Coal Co.*	3,615	107,655
ZaZa Energy Corp.*(a)	11,694	8,795

		19,406,476

Paper & Forest Products 0.7%
Boise Cascade Co.*	3,801	108,861
Clearwater Paper Corp.*	6,466	405,224
Deltic Timber Corp.	3,431	223,804
KapStone Paper and Packaging Corp.*	25,061	722,759
Louisiana-Pacific Corp.*	42,781	721,716
Neenah Paper, Inc.	4,915	254,204
P.H. Glatfelter Co.	13,167	358,406
Resolute Forest Products, Inc.*	21,419	430,308
Schweitzer-Mauduit International, Inc.	9,631	410,184
Wausau Paper Corp.	15,158	192,961

		3,828,427

Personal Products 0.2%
Elizabeth Arden, Inc.*	7,877	232,450
Female Health Co. (The)(a)	6,716	52,116
Inter Parfums, Inc.	5,047	182,752
Lifevantage Corp.*(a)	31,441	41,188
Medifast, Inc.*	4,051	117,843
Nature’s Sunshine Products, Inc.	3,294	45,391
Nutraceutical International Corp.*	2,597	67,496
Revlon, Inc., Class A*	3,487	89,093
Star Scientific, Inc.*(a)	51,658	40,536
Synutra International, Inc.*	5,300	35,457
USANA Health Sciences, Inc.*	1,843	138,852

		1,043,174

Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.*(a)	7,173	86,148
Aerie Pharmaceuticals, Inc.*	2,402	50,898
Akorn, Inc.*	17,861	392,942
Alimera Sciences, Inc.*(a)	6,249	49,304
Ampio Pharmaceuticals, Inc.*(a)	11,867	75,355
Aratana Therapeutics, Inc.*	2,443	45,342
Auxilium Pharmaceuticals, Inc.*(a)	15,143	411,587
AVANIR Pharmaceuticals, Inc., Class A*	44,655	163,884
BioDelivery Sciences International, Inc.*	11,438	96,537
Cempra, Inc.*	6,098	70,432
Corcept Therapeutics, Inc.*(a)	16,145	70,392
Depomed, Inc.*	17,352	251,604
Egalet Corp.*	1,030	14,410
Endocyte, Inc.*(a)	9,362	222,909
Hi-Tech Pharmacal Co., Inc.*	3,400	147,322
Horizon Pharma, Inc.*(a)	17,066	258,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Impax Laboratories, Inc.*	21,028	$555,560
Lannett Co., Inc.*	5,740	205,033
Medicines Co. (The)*	19,428	552,144
Nektar Therapeutics*	38,386	465,238
Omeros Corp.*(a)	10,399	125,516
Pacira Pharmaceuticals, Inc.*	8,458	591,975
Pernix Therapeutics Holdings, Inc.*(a)	5,480	29,318
Pozen, Inc.*	8,352	66,816
Prestige Brands Holdings, Inc.*	15,712	428,152
Questcor Pharmaceuticals, Inc.(a)	15,929	1,034,270
Relypsa, Inc.*	1,886	56,222
Repros Therapeutics, Inc.*(a)	6,997	124,127
Revance Therapeutics, Inc.*	2,118	66,717
Sagent Pharmaceuticals, Inc.*	5,795	135,429
SciClone Pharmaceuticals, Inc.*	16,732	76,130
Sucampo Pharmaceuticals, Inc., Class A*	4,120	29,458
Supernus Pharmaceuticals, Inc.*(a)	6,200	55,428
TherapeuticsMD, Inc.*	26,506	167,253
Vivus, Inc.*(a)	30,817	183,053
XenoPort, Inc.*	16,881	87,275
Zogenix, Inc.*(a)	30,005	85,364

		7,527,582

Professional Services 1.3%
Acacia Research Corp.(a)	15,132	231,217
Advisory Board Co. (The)*	10,898	700,196
Barrett Business Services, Inc.	2,165	128,969
CBIZ, Inc.*	10,941	100,220
CDI Corp.	4,255	72,973
Corporate Executive Board Co. (The)	10,325	766,425
CRA International, Inc.*	3,077	67,602
Exponent, Inc.	4,048	303,843
Franklin Covey Co.*	2,738	54,130
FTI Consulting, Inc.*	12,385	412,916
GP Strategies Corp.*	4,492	122,317
Heidrick & Struggles International, Inc.	5,553	111,449
Huron Consulting Group, Inc.*	7,149	453,104
ICF International, Inc.*	6,067	241,527
Insperity, Inc.	6,865	212,678
Kelly Services, Inc., Class A	8,267	196,176
Kforce, Inc.	8,334	177,681
Korn/Ferry International*	14,955	445,210
Mistras Group, Inc.*	4,915	111,915
Navigant Consulting, Inc.*	15,485	288,950
Odyssey Marine Exploration, Inc.*(a)	25,468	58,322
On Assignment, Inc.*	14,048	542,112
Pendrell Corp.*	49,127	89,902
Resources Connection, Inc.	12,539	176,674
RPX Corp.*	9,922	161,530
TrueBlue, Inc.*	12,503	365,838
VSE Corp.	1,270	66,929
WageWorks, Inc.*	7,657	429,634

		7,090,439

Real Estate Investment Trusts (REITs) 7.6%
Acadia Realty Trust	16,949	447,115
AG Mortgage Investment Trust, Inc.	8,635	151,199
Agree Realty Corp.	4,587	139,491
Alexander’s, Inc.	650	234,643
Altisource Residential Corp.	17,359	547,850
American Assets Trust, Inc.	10,220	344,823
American Capital Mortgage Investment Corp.	16,332	306,552
American Realty Capital Properties, Inc.	144,377	2,024,165
American Residential Properties, Inc.*	4,191	75,354
AmREIT, Inc.	6,082	100,779
Anworth Mortgage Asset Corp.	42,641	211,499
Apollo Commercial Real Estate Finance, Inc.	11,412	189,781
Apollo Residential Mortgage, Inc.	9,866	160,125
Ares Commercial Real Estate Corp.	6,598	88,479
Armada Hoffler Properties, Inc.	5,733	57,559
ARMOUR Residential REIT, Inc.	115,030	473,924
Ashford Hospitality Prime, Inc.	5,400	81,648
Ashford Hospitality Trust, Inc.	18,888	212,868
Associated Estates Realty Corp.	17,717	300,126
Aviv REIT, Inc.	3,495	85,453
Campus Crest Communities, Inc.	19,902	172,749
Capstead Mortgage Corp.	29,282	370,710
CatchMark Timber Trust, Inc., Class A	3,716	52,210
Cedar Realty Trust, Inc.	22,163	135,416
Chambers Street Properties	72,666	564,615
Chatham Lodging Trust	8,090	163,580
Chesapeake Lodging Trust	14,938	384,355
Colony Financial, Inc.	28,448	624,434
CoreSite Realty Corp.	6,397	198,307
Cousins Properties, Inc.	51,640	592,311
CubeSmart	43,080	739,253
CyrusOne, Inc.	5,854	121,939
CYS Investments, Inc.	49,687	410,415
DCT Industrial Trust, Inc.	97,129	765,376
DiamondRock Hospitality Co.	60,020	705,235
DuPont Fabros Technology, Inc.	19,165	461,301
Dynex Capital, Inc.	17,027	152,392
EastGroup Properties, Inc.	9,307	585,503
Education Realty Trust, Inc.	35,002	345,470
Ellington Residential Mortgage REIT	2,012	34,043
Empire State Realty Trust, Inc., Class A	25,333	382,782
EPR Properties	15,885	848,100
Equity One, Inc.	18,550	414,407
Excel Trust, Inc.	14,736	186,852
FelCor Lodging Trust, Inc.	38,147	344,849
First Industrial Realty Trust, Inc.	33,028	638,101
First Potomac Realty Trust	18,080	233,594
Franklin Street Properties Corp.	27,748	349,625
Geo Group, Inc. (The)	21,769	701,832
Getty Realty Corp.	7,889	149,023
Gladstone Commercial Corp.	4,872	84,480
Glimcher Realty Trust	44,359	444,921
Government Properties Income Trust	16,632	419,126
Gramercy Property Trust, Inc.	18,198	93,902
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,539	65,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust, Inc.	29,498	$712,377
Hersha Hospitality Trust	62,314	363,291
Highwoods Properties, Inc.	27,616	1,060,731
Hudson Pacific Properties, Inc.	15,461	356,685
Inland Real Estate Corp.	26,268	277,127
Invesco Mortgage Capital, Inc.	38,340	631,460
Investors Real Estate Trust	32,638	293,089
iStar Financial, Inc.*	26,110	385,384
JAVELIN Mortgage Investment Corp.	3,676	49,295
Kite Realty Group Trust	40,215	241,290
LaSalle Hotel Properties	31,940	1,000,041
Lexington Realty Trust	52,351	571,149
LTC Properties, Inc.	10,697	402,528
Medical Properties Trust, Inc.	49,681	635,420
Monmouth Real Estate Investment Corp., Class A	14,009	133,646
National Health Investors, Inc.	8,977	542,749
New Residential Investment Corp.	77,740	502,978
New York Mortgage Trust, Inc.	23,311	181,360
NorthStar Realty Finance Corp.	100,370	1,619,972
One Liberty Properties, Inc.	3,626	77,306
Parkway Properties, Inc.	18,191	331,986
Pebblebrook Hotel Trust	18,862	636,970
Pennsylvania Real Estate Investment Trust	20,928	377,750
PennyMac Mortgage Investment Trust	20,532	490,715
Physicians Realty Trust	6,213	86,485
Potlatch Corp.	12,482	482,929
PS Business Parks, Inc.	5,970	499,211
QTS Realty Trust, Inc., Class A	4,364	109,493
RAIT Financial Trust	25,003	212,275
Ramco-Gershenson Properties Trust	20,518	334,443
Redwood Trust, Inc.	25,264	512,354
Resource Capital Corp.	39,065	217,592
Retail Opportunity Investments Corp.	22,090	330,025
Rexford Industrial Realty, Inc.	5,233	74,204
RLJ Lodging Trust	37,989	1,015,826
Rouse Properties, Inc.	8,024	138,334
Ryman Hospitality Properties, Inc.	13,581	577,464
Sabra Health Care REIT, Inc.	11,506	320,902
Saul Centers, Inc.	2,433	115,227
Select Income REIT	6,763	204,716
Silver Bay Realty Trust Corp.	4,664	72,385
Sovran Self Storage, Inc.	9,647	708,572
STAG Industrial, Inc.	13,643	328,796
Strategic Hotels & Resorts, Inc.*	55,671	567,287
Summit Hotel Properties, Inc.	24,445	226,850
Sun Communities, Inc.	12,439	560,874
Sunstone Hotel Investors, Inc.	56,174	771,269
Terreno Realty Corp.	7,706	145,720
UMH Properties, Inc.	5,588	54,651
Universal Health Realty Income Trust	3,599	152,022
Urstadt Biddle Properties, Inc., Class A	7,698	159,041
Washington Real Estate Investment Trust	20,492	489,349
Western Asset Mortgage Capital Corp.	8,268	129,311
Whitestone REIT	6,621	95,607
Winthrop Realty Trust	9,854	114,208
ZAIS Financial Corp.	1,763	29,372

		40,881,869

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	13,224	562,813
AV Homes, Inc.*	2,865	51,828
Consolidated-Tomoka Land Co.	1,803	72,625
Forestar Group, Inc.*	10,596	188,609
Kennedy-Wilson Holdings, Inc.	19,938	448,804
RE/MAX Holdings, Inc., Class A*	3,584	103,327
Tejon Ranch Co.*	4,223	142,864

		1,570,870

Road & Rail 0.6%
Arkansas Best Corp.	7,897	291,794
Celadon Group, Inc.	6,150	147,846
Heartland Express, Inc.	14,113	320,224
Knight Transportation, Inc.	18,033	417,103
Marten Transport Ltd.	7,187	154,664
Patriot Transportation Holding, Inc.*	1,971	71,055
Quality Distribution, Inc.*	6,446	83,734
Roadrunner Transportation Systems, Inc.*	5,681	143,388
Saia, Inc.*	7,453	284,779
Swift Transportation Co.*	25,745	637,189
Universal Truckload Services, Inc.	1,655	47,829
Werner Enterprises, Inc.	14,043	358,237
YRC Worldwide, Inc.*(a)	9,599	215,978

		3,173,820

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	12,057	295,396
Alpha & Omega Semiconductor Ltd.*	5,370	39,523
Ambarella, Inc.*(a)	5,698	152,194
Amkor Technology, Inc.*(a)	21,658	148,574
ANADIGICS, Inc.*	24,807	42,172
Applied Micro Circuits Corp.*	22,451	222,265
ATMI, Inc.*	9,808	333,570
Axcelis Technologies, Inc.*	33,427	71,868
Brooks Automation, Inc.	20,303	221,912
Cabot Microelectronics Corp.*	7,505	330,220
Cavium, Inc.*	15,767	689,491
Ceva, Inc.*	6,762	118,741
Cirrus Logic, Inc.*(a)	19,463	386,730
Cohu, Inc.	7,573	81,334
Cypress Semiconductor Corp.*	45,186	464,060
Diodes, Inc.*	11,023	287,921
DSP Group, Inc.*	5,912	51,080
Entegris, Inc.*	42,787	518,150
Entropic Communications, Inc.*	27,408	112,099
Exar Corp.*	11,708	139,911
FormFactor, Inc.*	16,611	106,144
GSI Technology, Inc.*	6,149	42,490
GT Advanced Technologies, Inc.*(a)	41,200	702,460
Hittite Microwave Corp.	9,682	610,353
Inphi Corp.*	8,453	136,009
Integrated Device Technology, Inc.*	40,479	495,058
Integrated Silicon Solution, Inc.*	9,141	142,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Intermolecular, Inc.*	5,465	$15,302
International Rectifier Corp.*	21,324	584,278
Intersil Corp., Class A	39,063	504,694
IXYS Corp.	7,423	84,251
Kopin Corp.*	20,350	76,923
Lattice Semiconductor Corp.*	35,506	278,367
LTX-Credence Corp.*	14,565	129,774
M/A-COM Technology Solutions
Holdings, Inc.*	3,211	65,986
MaxLinear, Inc., Class A*	7,406	70,209
Micrel, Inc.	14,268	158,089
Microsemi Corp.*	28,529	714,081
MKS Instruments, Inc.	16,285	486,759
Monolithic Power Systems, Inc.*	11,881	460,626
MoSys, Inc.*	14,448	65,594
Nanometrics, Inc.*	7,061	126,886
NeoPhotonics Corp.*	6,130	48,611
NVE Corp.*	1,495	85,275
OmniVision Technologies, Inc.*	16,573	293,342
PDF Solutions, Inc.*	7,691	139,745
Peregrine Semiconductor Corp.*(a)	8,213	49,689
Pericom Semiconductor Corp.*	7,117	55,726
Photronics, Inc.*	18,609	158,735
PLX Technology, Inc.*	13,844	83,756
PMC-Sierra, Inc.*	62,655	476,804
Power Integrations, Inc.	8,899	585,376
Rambus, Inc.*	34,287	368,585
RF Micro Devices, Inc.*	86,362	680,532
Rubicon Technology, Inc.*	6,509	73,487
Rudolph Technologies, Inc.*	10,037	114,522
Semtech Corp.*	20,696	524,437
Sigma Designs, Inc.*	9,471	45,082
Silicon Image, Inc.*	23,619	162,971
Spansion, Inc., Class A*	14,522	252,973
SunEdison, Inc.*	81,806	1,541,225
SunPower Corp.*(a)	12,660	408,412
Supertex, Inc.*	3,015	99,435
Synaptics, Inc.*(a)	9,979	598,940
Tessera Technologies, Inc.	16,211	383,066
TriQuint Semiconductor, Inc.*	50,131	671,254
Ultra Clean Holdings, Inc.*	7,334	96,442
Ultratech, Inc.*	8,526	248,874
Veeco Instruments, Inc.*	12,023	504,124

		19,515,106

Software 3.8%
Accelrys, Inc.*	17,085	212,879
ACI Worldwide, Inc.*	12,234	724,130
Actuate Corp.*	14,441	86,935
Advent Software, Inc.	10,025	294,334
American Software, Inc., Class A	7,355	74,800
Aspen Technology, Inc.*	28,768	1,218,613
AVG Technologies NV*	7,368	154,433
Barracuda Networks, Inc.*(a)	1,255	42,595
Blackbaud, Inc.	14,024	438,951
Bottomline Technologies de, Inc.*	11,618	408,373
BroadSoft, Inc.*	8,609	230,119
Callidus Software, Inc.*	12,470	156,124
CommVault Systems, Inc.*	14,271	926,901
Comverse, Inc.*	6,816	235,697
Covisint Corp.*	2,162	15,847
Cyan, Inc.*	2,521	10,765
Digimarc Corp.	1,950	61,230
Ebix, Inc.(a)	9,557	163,138
Ellie Mae, Inc.*(a)	8,556	246,755
Epiq Systems, Inc.	9,624	131,175
ePlus, Inc.*	1,145	63,845
Fair Isaac Corp.	11,018	609,516
FleetMatics Group PLC*(a)	5,311	177,653
Gigamon, Inc.*	2,358	71,660
Glu Mobile, Inc.*	19,861	94,141
Guidance Software, Inc.*(a)	5,120	56,627
Guidewire Software, Inc.*	14,979	734,720
Imperva, Inc.*	6,201	345,396
Infoblox, Inc.*	16,274	326,456
Interactive Intelligence Group, Inc.*	4,756	344,810
Jive Software, Inc.*	12,862	103,025
Manhattan Associates, Inc.*	23,895	837,042
Mavenir Systems, Inc.*	1,751	31,343
Mentor Graphics Corp.	29,285	644,856
MicroStrategy, Inc., Class A*	2,780	320,784
Mitek Systems, Inc.*(a)	7,489	28,982
Model N, Inc.*	2,413	24,395
Monotype Imaging Holdings, Inc.	11,736	353,723
Netscout Systems, Inc.*	11,118	417,814
Pegasystems, Inc.	5,346	188,821
Progress Software Corp.*	15,946	347,623
Proofpoint, Inc.*	7,067	262,044
PROS Holdings, Inc.*	6,906	217,608
PTC, Inc.*	36,724	1,301,131
QAD, Inc., Class A	1,774	36,243
Qlik Technologies, Inc.*	26,724	710,591
Qualys, Inc.*	4,566	116,113
Rally Software Development Corp.*	2,126	28,446
RealPage, Inc.*	14,347	260,542
Rosetta Stone, Inc.*	3,594	40,325
Sapiens International Corp. NV*	5,877	47,663
Seachange International, Inc.*	10,113	105,580
Silver Spring Networks, Inc.*(a)	1,785	31,023
SS&C Technologies Holdings, Inc.*	17,884	715,718
Synchronoss Technologies, Inc.*	8,951	306,930
Take-Two Interactive Software, Inc.*	24,868	545,355
Tangoe, Inc.*	9,512	176,828
TeleCommunication Systems, Inc., Class A*	14,758	33,943
Telenav, Inc.*	5,305	31,618
TiVo, Inc.*	38,888	514,488
Tyler Technologies, Inc.*	9,670	809,186
Ultimate Software Group, Inc. (The)*	8,486	1,162,582
Varonis Systems, Inc.*	1,627	58,182
VASCO Data Security International, Inc.*	8,864	66,835
Verint Systems, Inc.*	16,179	759,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
VirnetX Holding Corp.*(a)	12,982	$184,085
Vringo, Inc.*	20,442	70,934

		20,550,299

Specialty Retail 3.0%
Aeropostale, Inc.*(a)	24,014	120,550
America’s Car-Mart, Inc.*	2,446	89,817
Ann, Inc.*	14,492	601,128
Asbury Automotive Group, Inc.*	9,570	529,317
Barnes & Noble, Inc.*	12,408	259,327
bebe stores, inc.	10,648	65,166
Big 5 Sporting Goods Corp.	5,099	81,839
Body Central Corp.*(a)	5,159	5,520
Brown Shoe Co., Inc.	13,282	352,504
Buckle, Inc. (The)(a)	8,595	393,651
Cato Corp. (The), Class A	8,481	229,326
Children’s Place Retail Stores, Inc. (The)	7,100	353,651
Christopher & Banks Corp.*	11,288	74,614
Citi Trends, Inc.*	4,678	76,205
Conn’s, Inc.*(a)	6,898	267,987
Container Store Group, Inc. (The)*(a)	4,446	150,942
Destination Maternity Corp.	4,173	114,340
Destination XL Group, Inc.*	12,967	73,134
Express, Inc.*	26,234	416,596
Finish Line, Inc. (The), Class A	15,130	409,872
Five Below, Inc.*(a)	10,082	428,283
Francesca’s Holdings Corp.*(a)	13,548	245,761
Genesco, Inc.*	7,378	550,177
Group 1 Automotive, Inc.	6,679	438,543
Haverty Furniture Cos., Inc.	6,065	180,130
hhgregg, Inc.*(a)	3,614	34,731
Hibbett Sports, Inc.*	7,984	422,194
Jos. A. Bank Clothiers, Inc.*(a)	8,507	547,000
Kirkland’s, Inc.*	4,270	78,952
Lithia Motors, Inc., Class A	6,817	453,058
Lumber Liquidators Holdings, Inc.*	8,433	791,015
MarineMax, Inc.*	7,546	114,624
Mattress Firm Holding Corp.*(a)	4,112	196,677
Men’s Wearhouse, Inc. (The)	14,575	713,884
Monro Muffler Brake, Inc.(a)	9,600	546,048
New York & Co., Inc.*	8,894	39,045
Office Depot, Inc.*	147,415	608,824
Outerwall, Inc.*(a)	6,260	453,850
Pacific Sunwear of California, Inc.*	14,213	42,213
Penske Automotive Group, Inc.	12,973	554,725
Pep Boys-Manny, Moe & Jack (The)*	16,327	207,679
Pier 1 Imports, Inc.	29,118	549,748
RadioShack Corp.*	30,129	63,873
Rent-A-Center, Inc.	16,411	436,533
Restoration Hardware Holdings, Inc.*	5,427	399,373
Sears Hometown and Outlet Stores, Inc.*	2,676	63,287
Select Comfort Corp.*	17,096	309,096
Shoe Carnival, Inc.	4,573	105,362
Sonic Automotive, Inc., Class A	11,965	268,973
Stage Stores, Inc.	10,003	244,573
Stein Mart, Inc.	8,477	118,763
Systemax, Inc.*	3,358	50,068
Tile Shop Holdings, Inc.*(a)	5,614	86,736
Tilly’s, Inc., Class A*	3,008	35,194
Trans World Entertainment Corp.	3,186	11,565
Vitamin Shoppe, Inc.*	9,321	442,934
West Marine, Inc.*	5,186	58,965
Wet Seal, Inc. (The), Class A*	26,923	35,538
Winmark Corp.	695	52,584
Zale Corp.*	9,998	209,058
Zumiez, Inc.*	6,498	157,512

		16,012,634

Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.*	12,175	454,371
Electronics For Imaging, Inc.*	14,256	617,427
Fusion-io, Inc.*(a)	25,129	264,357
Hutchinson Technology, Inc.*	6,829	19,326
Imation Corp.*	10,270	59,258
Immersion Corp.*	8,497	89,643
QLogic Corp.*	27,371	348,980
Quantum Corp.*	65,840	80,325
Silicon Graphics International Corp.*(a)	10,357	127,184
Super Micro Computer, Inc.*	9,742	169,219
Violin Memory, Inc.*(a)	5,575	22,300

		2,252,390

Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc.*(a)	18,487	9,262
Columbia Sportswear Co.	3,969	328,038
Crocs, Inc.*	27,063	422,183
Culp, Inc.	2,526	49,863
G-III Apparel Group Ltd.*	5,154	368,923
Iconix Brand Group, Inc.*	14,922	585,987
Jones Group, Inc. (The)	24,594	368,172
Kate Spade & Co.*	36,833	1,366,136
Movado Group, Inc.	5,407	246,289
Oxford Industries, Inc.	4,132	323,122
Perry Ellis International, Inc.*	3,727	51,209
Quiksilver, Inc.*	40,728	305,867
RG Barry Corp.	3,046	57,509
Skechers U.S.A., Inc., Class A*	11,878	434,022
Steven Madden Ltd.*	18,478	664,838
Tumi Holdings, Inc.*	14,726	333,249
Unifi, Inc.*	4,537	104,669
Vera Bradley, Inc.*(a)	6,663	179,834
Vince Holding Corp.*	3,499	92,234
Wolverine World Wide, Inc.(a)	30,819	879,883

		7,171,289

Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	27,144	375,130
Banc of California, Inc.	4,979	61,092
Bank Mutual Corp.	14,449	91,607
BankFinancial Corp.	6,455	64,421
BBX Capital Corp., Class A*	2,162	42,051
Beneficial Mutual Bancorp, Inc.*	9,881	130,330
Berkshire Hills Bancorp, Inc.	7,715	199,664
BofI Holding, Inc.*	3,715	318,561
Brookline Bancorp, Inc.	21,460	202,153
Capitol Federal Financial, Inc.	45,777	574,501
Charter Financial Corp.	7,022	75,908
Clifton Savings Bancorp, Inc.	2,619	30,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	9,779	$166,047
Doral Financial Corp.*	2,011	17,455
ESB Financial Corp.	3,989	52,136
ESSA Bancorp, Inc.	2,701	29,360
Essent Group Ltd.*(a)	6,992	157,040
EverBank Financial Corp.	24,712	487,568
Federal Agricultural Mortgage Corp., Class C	3,156	104,937
First Defiance Financial Corp.	2,957	80,194
First Federal Bancshares of Arkansas, Inc.*(a)	1,065	9,766
First Financial Northwest, Inc.	4,615	46,842
Flagstar Bancorp, Inc.*	6,080	135,098
Fox Chase Bancorp, Inc.	3,775	63,609
Franklin Financial Corp.*	3,266	63,883
Hingham Institution for Savings	370	29,045
Home Bancorp, Inc.*	2,046	42,946
Home Loan Servicing Solutions Ltd.(a)	21,872	472,435
HomeStreet, Inc.	3,938	76,988
Kearny Financial Corp.*	4,360	64,441
Ladder Capital Corp., Class A*	4,678	88,321
Meridian Interstate Bancorp, Inc.*	2,592	66,277
Meta Financial Group, Inc.	1,830	82,075
MGIC Investment Corp.*	99,579	848,413
NASB Financial, Inc.(a)	1,292	32,558
Northfield Bancorp, Inc.	17,902	230,220
Northwest Bancshares, Inc.	28,814	420,684
OceanFirst Financial Corp.	4,251	75,200
Oritani Financial Corp.	14,016	221,593
PennyMac Financial Services, Inc., Class A*	3,934	65,462
Provident Financial Holdings, Inc.	2,681	41,341
Provident Financial Services, Inc.	18,357	337,218
Radian Group, Inc.	53,096	798,033
Rockville Financial, Inc.	7,959	108,163
Stonegate Mortgage Corp.*	2,457	36,511
Territorial Bancorp, Inc.	3,082	66,571
Tree.com, Inc.*	1,939	60,187
TrustCo Bank Corp.	29,047	204,491
United Community Financial Corp.*	15,055	59,016
United Financial Bancorp, Inc.	6,007	110,469
Walker & Dunlop, Inc.*	5,009	81,897
Waterstone Financial, Inc.*	2,445	25,404
Westfield Financial, Inc.	5,744	42,793
WSFS Financial Corp.	2,402	171,575

		8,540,375

Tobacco 0.2%
Alliance One International, Inc.*	26,953	78,703
Universal Corp.	7,081	395,757
Vector Group Ltd.(a)	19,504	420,116

		894,576

Trading Companies & Distributors 0.9%
Aceto Corp.	8,388	168,515
Aircastle Ltd.	21,035	407,658
Applied Industrial Technologies, Inc.	12,943	624,370
Beacon Roofing Supply, Inc.*	14,954	578,122
BlueLinx Holdings, Inc.*	10,603	13,784
CAI International, Inc.*	5,241	129,296
DXP Enterprises, Inc.*	2,910	276,246
H&E Equipment Services, Inc.*	9,130	369,309
Houston Wire & Cable Co.	5,464	71,742
Kaman Corp.	8,311	338,092
Rush Enterprises, Inc., Class A*	10,652	345,977
Stock Building Supply Holdings, Inc.*	2,432	49,418
TAL International Group, Inc.*	10,409	446,234
Textainer Group Holdings Ltd.(a)	6,568	251,357
Titan Machinery, Inc.*(a)	5,220	81,797
Watsco, Inc.	7,886	787,890

		4,939,807

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	12,646	278,338

Water Utilities 0.3%
American States Water Co.	11,860	382,959
Artesian Resources Corp., Class A	2,288	51,388
California Water Service Group	14,673	351,272
Connecticut Water Service, Inc.	3,317	113,342
Consolidated Water Co., Ltd.	4,515	59,508
Middlesex Water Co.	4,819	105,150
Pure Cycle Corp.*(a)	5,394	32,634
SJW Corp.	4,735	139,967
York Water Co. (The)	3,984	81,274

		1,317,494

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	5,571	37,771
NII Holdings, Inc.*(a)	52,192	62,108
NTELOS Holdings Corp.(a)	4,685	63,248
RingCentral, Inc., Class A*(a)	2,596	46,988
Shenandoah Telecommunications Co.	7,384	238,429
USA Mobility, Inc.	6,568	119,341

		567,885

Total Common Stocks (cost $349,529,645)		517,015,927

Rights 0.0%†

	Number of Rights	Market Value

Media 0.0%†
Central European Media Enterprises Ltd., expiring on 04/30/14*(b)	379	0

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	16,402	41,333

Total Rights (cost $—)		41,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp.,expiring on 04/15/16*(a)(b)	5,351	$0

Total Warrant (cost $—)		0

Mutual Fund 4.5%

	Shares	Market Value
Money Market Fund 4.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(c)	24,215,469	24,215,469

Total Mutual Fund (cost $24,215,469)		24,215,469

Repurchase Agreements 7.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14, repurchase price $3,000,004, collateralized by U.S. Government Agency Securities ranging from 0.50% - 5.25%, maturing 02/09/15 - 06/27/28; total market value $3,060,036.(d)	$3,000,000	3,000,000
Credit Suisse (USA) LLC, 0.06%,dated 03/31/14, due 04/01/14, repurchase price $38,836,015, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $39,612,791.(d)	38,835,950	38,835,950
Total Repurchase Agreements (cost $41,835,950)		41,835,950

Total Investments (cost $415,581,064) (e) — 108. 8%		583,108,679
Liabilities in excess of other assets — (8.8%)		(47,209,596)

NET ASSETS — 100.0%		$535,899,083

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $41,259,154.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of March 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $41,835,950.
(e)	At March 31, 2014, the tax basis cost of the Fund’s investments was $425,940,107, tax unrealized appreciation and depreciation were $180,250,955 and $(23,082,383), respectively.
†	Amount rounds to less than 0.1%.

AMBAC	American Municipal Bond Assurance Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

At March 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
155	Russell 2000 Mini Future	06/20/14	$18,142,750	$(209,977)

At March 31, 2014, the Fund has $1,129,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,246,800	$—	$—	$9,246,800
Air Freight & Logistics	2,361,877	—	—	2,361,877
Airlines	2,798,772	—	—	2,798,772
Auto Components	5,412,497	—	—	5,412,497
Automobiles	236,704	—	—	236,704
Banks	37,641,067	—	—	37,641,067
Beverages	857,530	—	—	857,530
Biotechnology	24,150,373	53,961	—	24,204,334
Building Products	4,097,914	—	—	4,097,914
Capital Markets	13,732,766	—	—	13,732,766
Chemicals	11,897,994	—	—	11,897,994
Commercial Services & Supplies	10,456,864	—	—	10,456,864
Communications Equipment	9,103,804	—	—	9,103,804
Construction & Engineering	4,744,767	—	—	4,744,767
Construction Materials	1,029,430	—	—	1,029,430
Consumer Finance	3,701,972	—	—	3,701,972
Containers & Packaging	1,268,639	—	—	1,268,639
Distributors	1,264,579	—	—	1,264,579
Diversified Consumer Services	5,261,673	—	—	5,261,673
Diversified Financial Services	1,560,254	—	—	1,560,254
Diversified Telecommunication Services	3,115,684	—	—	3,115,684
Electric Utilities	7,185,549	—	—	7,185,549
Electrical Equipment	8,164,633	—	—	8,164,633
Electronic Equipment, Instruments & Components	14,093,347	—	—	14,093,347
Energy Equipment & Services	9,878,026	—	—	9,878,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$6,142,156	$—	$—	$6,142,156
Food Products	8,874,230	—	—	8,874,230
Gas Utilities	4,475,793	—	—	4,475,793
Health Care Equipment & Supplies	18,063,202	—	—	18,063,202
Health Care Providers & Services	13,130,361	—	—	13,130,361
Health Care Technology	4,735,741	—	—	4,735,741
Hotels, Restaurants & Leisure	13,913,448	—	—	13,913,448
Household Durables	5,783,517	—	—	5,783,517
Household Products	1,231,582	—	—	1,231,582
Independent Power and Renewable Electricity Producers	1,225,832	—	—	1,225,832
Industrial Conglomerates	365,687	—	—	365,687
Information Technology Services	10,898,410	—	—	10,898,410
Insurance	12,246,822	—	—	12,246,822
Internet & Catalog Retail	2,019,590	—	—	2,019,590
Internet Software & Services	14,868,194	—	—	14,868,194
Leisure Products	2,784,173	—	—	2,784,173
Life Sciences Tools & Services	2,455,071	—	—	2,455,071
Machinery	16,720,414	—	—	16,720,414
Marine	804,420	—	—	804,420
Media	6,859,639	—	—	6,859,639
Metals & Mining	7,044,535	—	—	7,044,535
Multiline Retail	590,456	—	—	590,456
Multi-Utilities	1,902,328	—	—	1,902,328
Oil, Gas & Consumable Fuels	19,390,395	—	16,081	19,406,476
Paper & Forest Products	3,828,427	—	—	3,828,427
Personal Products	1,043,174	—	—	1,043,174
Pharmaceuticals	7,527,582	—	—	7,527,582
Professional Services	7,090,439	—	—	7,090,439
Real Estate Investment Trusts (REITs)	40,881,869	—	—	40,881,869
Real Estate Management & Development	1,570,870	—	—	1,570,870
Road & Rail	3,173,820	—	—	3,173,820
Semiconductors & Semiconductor Equipment	19,515,106	—	—	19,515,106
Software	20,550,299	—	—	20,550,299
Specialty Retail	16,012,634	—	—	16,012,634
Technology Hardware, Storage & Peripherals	2,252,390	—	—	2,252,390
Textiles, Apparel & Luxury Goods	7,171,289	—	—	7,171,289
Thrifts & Mortgage Finance	8,540,375	—	—	8,540,375
Tobacco	894,576	—	—	894,576
Trading Companies & Distributors	4,939,807	—	—	4,939,807
Transportation Infrastructure	278,338	—	—	278,338
Water Utilities	1,317,494	—	—	1,317,494
Wireless Telecommunication Services	567,885	—	—	567,885

Total Common Stocks	$516,945,885	$53,961	$16,081	$517,015,927

Mutual Fund	24,215,469	—	—	24,215,469
Repurchase Agreements	—	41,835,950	—	41,835,950
Rights	—	—	41,333	41,333
Warrant	—	—	—	—

Total Assets	$541,161,354	$41,889,911	$57,414	$583,108,679

Liabilities:
Futures Contracts	(209,977)	—	—	(209,977)

Total Liabilities	$(209,977)	$—	$—	$(209,977)

Total	$540,951,377	$41,889,911	$57,414	$582,898,702

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

During the period ended March 31, 2014, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 12/31/13	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	41,333	41,333
Sales	—	—	—
Transfers Into Level 3	16,081	—	16,081
Transfers Out of Level 3	—	—	—

Balance as of 03/31/14	$16,081	$41,333	$57,414

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (‘‘futures contracts’’) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(209,977)

Total		$(209,977)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments

March 31, 2014 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.5%

	Shares	Market Value
BELGIUM 0.7%

Banks 0.7%
KBC Groep NV	31,209	$1,922,038

BRAZIL 0.9%

Aerospace & Defense 0.5%
Embraer SA, ADR	34,792	1,234,768

Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA, ADR	75,963	1,053,607

		2,288,375

CANADA 1.4%

Energy Equipment & Services 0.6%
Ensign Energy Services, Inc.	33,600	496,630
Trican Well Service Ltd.	84,500	1,069,339

		1,565,969

Oil, Gas & Consumable Fuels 0.8%
Talisman Energy, Inc.	217,800	2,171,105

		3,737,074

CHINA 1.6%

Diversified Telecommunication Services 0.9%
China Telecom Corp., Ltd., H Shares	5,418,000	2,500,225

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	637,000	1,801,203

		4,301,428

FRANCE 12.2%

Auto Components 2.1%
Cie Generale des Etablissements Michelin	44,600	5,575,665

Banks 1.8%
BNP Paribas SA	62,770	4,839,515

Building Products 1.0%
Compagnie de Saint-Gobain	42,590	2,571,338

Diversified Telecommunication Services 1.1%
Vivendi SA	104,605	2,911,455

Energy Equipment & Services 0.6%
Technip SA	14,460	1,490,606

Insurance 1.6%
AXA SA	164,084	4,262,698

Oil, Gas & Consumable Fuels 1.8%
Total SA(a)	71,630	4,715,016

Pharmaceuticals 2.2%
Sanofi	54,070	5,650,269

		32,016,562

GERMANY 11.9%

Air Freight & Logistics 0.8%
Deutsche Post AG REG	59,310	2,204,996

Airlines 0.6%
Deutsche Lufthansa AG REG*	62,770	1,645,797

Construction Materials 0.8%
HeidelbergCement AG	25,360	2,173,642

Diversified Financial Services 0.5%
Deutsche Boerse AG	17,920	1,426,674

Food & Staples Retailing 0.7%
Metro AG	44,810	1,827,860

Industrial Conglomerates 1.6%
Siemens AG REG	29,420	3,967,660

Insurance 1.3%
Muenchener Rueckversicherungs AG REG	15,680	3,426,350

Pharmaceuticals 3.4%
Bayer AG REG	38,627	5,231,013
Merck KGaA	20,200	3,401,807

		8,632,820

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	251,200	2,996,869

Software 1.1%
SAP AG	24,810	2,012,478
Software AG	26,730	969,855

		2,982,333

		31,285,001

HONG KONG 4.4%

Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	202,000	2,680,907

Insurance 0.7%
AIA Group Ltd.	370,400	1,761,678

Real Estate Management & Development 1.2%
Cheung Kong Holdings Ltd.	106,000	1,762,536
Swire Pacific Ltd., Class A	100,000	1,168,005
Swire Properties Ltd.	106,000	302,573

		3,233,114

Trading Companies & Distributors 0.3%
Noble Group Ltd.	950,000	898,130

Wireless Telecommunication Services 1.2%
China Mobile Ltd.	331,000	3,039,054

		11,612,883

IRELAND 1.6%

Construction Materials 1.6%
CRH PLC	146,190	4,093,372

ISRAEL 1.0%

Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd., ADR	47,720	2,521,525

ITALY 4.5%

Banks 2.9%
Intesa Sanpaolo SpA	1,139,568	3,866,778
UniCredit SpA	440,610	4,027,632

		7,894,410

Energy Equipment & Services 0.3%
Saipem SpA	27,581	673,662

Oil, Gas & Consumable Fuels 1.3%
Eni SpA	132,759	3,329,117

		11,897,189

JAPAN 5.0%

Automobiles 2.8%
Nissan Motor Co., Ltd.	353,500	3,150,861
Toyota Motor Corp.	67,700	3,817,863

		6,968,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Beverages 0.8%
Suntory Beverage & Food Ltd.	63,600	$2,191,220

Household Durables 0.5%
Nikon Corp.	87,900	1,416,092

Software 0.3%
Trend Micro, Inc.	29,200	902,175

Trading Companies & Distributors 0.6%
ITOCHU Corp.	141,300	1,653,270

		13,131,481

NETHERLANDS 9.9%

Air Freight & Logistics 1.1%
TNT Express NV	298,715	2,930,698

Chemicals 1.6%
Akzo Nobel NV	51,690	4,215,857

Diversified Financial Services 2.3%
ING Groep NV, CVA*	431,916	6,142,575

Energy Equipment & Services 1.2%
Fugro NV, CVA	23,035	1,415,343
SBM Offshore NV*	90,875	1,653,661

		3,069,004

Food Products 0.5%
Unilever NV, CVA	30,940	1,272,705

Industrial Conglomerates 1.2%
Koninklijke Philips NV	88,990	3,130,593

Oil, Gas & Consumable Fuels 1.5%
Royal Dutch Shell PLC, ADR	50,982	3,982,204

Professional Services 0.5%
Randstad Holding NV	20,800	1,217,397

		25,961,033

NORWAY 3.2%

Diversified Telecommunication Services 1.8%
Telenor ASA	210,490	4,658,739

Oil, Gas & Consumable Fuels 1.4%
Statoil ASA	129,270	3,647,317

		8,306,056

SINGAPORE 2.5%

Banks 1.2%
DBS Group Holdings Ltd.	241,361	3,109,705

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,184,000	3,441,553

		6,551,258

SOUTH KOREA 5.0%

Auto Components 0.7%
Hyundai Mobis	5,808	1,723,226

Banks 0.8%
KB Financial Group, Inc., ADR	61,620	2,165,943

Household Durables 0.7%
LG Electronics, Inc.	28,197	1,723,709

Metals & Mining 0.8%
POSCO	7,672	2,141,947

Semiconductors & Semiconductor Equipment 2.0%
Samsung Electronics Co., Ltd., GDR Reg. S	8,000	5,044,047
Samsung Electronics Co., Ltd., GDR Reg. S	500	315,253

		5,359,300

		13,114,125

SPAIN 3.2%

Banks 0.6%
Banco Santander SA	164,683	1,572,091

Diversified Telecommunication Services 1.0%
Telefonica SA	158,844	2,517,160

Oil, Gas & Consumable Fuels 1.2%
Repsol SA	127,622	3,259,391

Specialty Retail 0.4%
Industria de Diseno Textil SA	6,666	1,000,095

		8,348,737

SWEDEN 1.7%

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	173,470	2,313,628

Health Care Equipment & Supplies 0.8%
Getinge AB, Class B	72,132	2,036,528

		4,350,156

SWITZERLAND 7.5%

Capital Markets 2.1%
Credit Suisse Group AG REG*	123,786	4,006,715
UBS AG REG*	70,960	1,470,291

		5,477,006

Insurance 1.7%
Swiss Re AG*	47,700	4,427,236

Pharmaceuticals 3.7%
Novartis AG REG	38,180	3,241,785
Roche Holding AG	22,000	6,616,803

		9,858,588

		19,762,830

TAIWAN 0.7%

Semiconductors & Semiconductor Equipment 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	476,214	1,873,685

UNITED KINGDOM 18.1%

Aerospace & Defense 1.3%
BAE Systems PLC	501,200	3,481,838

Airlines 1.8%
International Consolidated Airlines Group SA*	680,550	4,734,746

Banks 3.3%
HSBC Holdings PLC	329,600	3,344,311
Lloyds Banking Group PLC*	2,853,430	3,569,696
Standard Chartered PLC	85,450	1,786,812

		8,700,819

Commercial Services & Supplies 0.6%
Serco Group PLC	237,050	1,663,783

Construction & Engineering 0.6%
Carillion PLC	271,580	1,637,950

Containers & Packaging 0.8%
Rexam PLC	274,543	2,230,976

Food & Staples Retailing 0.8%
Tesco PLC	426,910	2,105,571

Insurance 1.5%
Aviva PLC	485,210	3,871,340

Multiline Retail 1.1%
Marks & Spencer Group PLC	368,650	2,775,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels 1.4%
BP PLC	446,670	$3,589,018

Pharmaceuticals 2.0%
GlaxoSmithKline PLC	193,110	5,149,342

Specialty Retail 1.7%
Kingfisher PLC	640,040	4,499,981

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	873,300	3,211,406

		47,651,936

UNITED STATES 0.5%

Pharmaceuticals 0.5%
Perrigo Co. PLC	8,400	1,299,144

Total Common Stocks (cost $183,788,955)		256,025,888

Mutual Fund 2.3%

	Shares	Market Value
Money Market Fund 2.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09%(b)	6,037,827	6,037,827

Total Mutual Fund (cost $6,037,827)		6,037,827

Repurchase Agreement 1.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.06%, dated 03/31/14, due 04/01/14, repurchase price $4,921,370, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 04/20/24 - 02/20/44; total market value $5,019,805.(c)	$4,921,362	4,921,362

Total Repurchase Agreement (cost $4,921,362)		4,921,362

Total Investments (cost $194,748,144) (d) — 101.7%		266,985,077
Liabilities in excess of other assets — (1.7)%		(4,510,850)

NET ASSETS — 100.0%		$262,474,227

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $4,652,277.
(b)	Represents 7-day effective yield as of March 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2014 was $4,921,362.
(d)	At March 31, 2014, the tax basis cost of the Fund’s investments was $194,797,786, tax unrealized appreciation and depreciation were $78,636,800 and $(6,449,509), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,234,768	$3,481,838	$—	$4,716,606
Air Freight & Logistics	—	5,135,694	—	5,135,694
Airlines	—	6,380,543	—	6,380,543
Auto Components	—	7,298,891	—	7,298,891
Automobiles	—	6,968,724	—	6,968,724
Banks	2,165,943	28,038,578	—	30,204,521
Beverages	—	2,191,220	—	2,191,220
Building Products	—	2,571,338	—	2,571,338
Capital Markets	1,470,291	4,006,715	—	5,477,006
Chemicals	—	4,215,857	—	4,215,857
Commercial Services & Supplies	—	1,663,783	—	1,663,783
Communications Equipment	—	2,313,628	—	2,313,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Construction & Engineering	$—	$1,637,950	$—	$1,637,950
Construction Materials	—	6,267,014	—	6,267,014
Containers & Packaging	—	2,230,976	—	2,230,976
Diversified Financial Services	—	7,569,249	—	7,569,249
Diversified Telecommunication Services	—	16,029,132	—	16,029,132
Energy Equipment & Services	1,565,969	5,233,272	—	6,799,241
Food & Staples Retailing	—	3,933,431	—	3,933,431
Food Products	—	1,272,705	—	1,272,705
Health Care Equipment & Supplies	—	2,036,528	—	2,036,528
Household Durables	—	3,139,801	—	3,139,801
Industrial Conglomerates	—	9,779,160	—	9,779,160
Insurance	—	19,550,505	—	19,550,505
Metals & Mining	—	2,141,947	—	2,141,947
Multiline Retail	—	2,775,166	—	2,775,166
Oil, Gas & Consumable Fuels	7,206,916	18,539,859	—	25,746,775
Pharmaceuticals	3,820,669	29,291,019	—	33,111,688
Professional Services	—	1,217,397	—	1,217,397
Real Estate Management & Development	—	3,233,114	—	3,233,114
Semiconductors & Semiconductor Equipment	—	10,229,854	—	10,229,854
Software	—	3,884,508	—	3,884,508
Specialty Retail	—	5,500,076	—	5,500,076
Trading Companies & Distributors	—	2,551,400	—	2,551,400
Wireless Telecommunication Services	—	6,250,460	—	6,250,460

Total Common Stocks	$17,464,556	$238,561,332	$—	$256,025,888

Mutual Fund	6,037,827	—	—	6,037,827
Repurchase Agreement	—	4,921,362	—	4,921,362

Total	$23,502,383	$243,482,694	$—	$266,985,077

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 23, 2014

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 23, 2014